UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 93167

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

30 Hudson Street

16th Floor

Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: June 30, 2023

Item 1.    Reports to Stockholders

This filing is on behalf of five of the sixty-one Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2023

Dear SunAmerica Series Trust Investor,

We are pleased to present our semiannual report for five series of the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended June 30, 2023. The report may also contain information on portfolios not currently available in your variable contract. We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank or Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE June 30, 2023

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at January 1, 2023 and held until June 30, 2023. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2023”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2023” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2023” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2023” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2023

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2023	Ending Account Value Using Actual Return at June 30, 2023	Expenses Paid During the Six Months Ended June 30, 2023*	Beginning Account Value at January 1, 2023	Ending Account Value Using a Hypothetical 5% Assumed Return at June 30, 2023	Expenses Paid During the Six Months Ended June 30, 2023	Annualized Expense Ratio*
SA American Funds Asset Allocation
Class 1 #@	$1,000.00	$1,069.31	$1.39	$1,000.00	$1,023.46	$1.35	0.27%
Class 3 #@	$1,000.00	$1,067.60	$2.67	$1,000.00	$1,022.22	$2.61	0.52%
SA American Funds Global Growth
Class 1 #@	$1,000.00	$1,152.17	$1.55	$1,000.00	$1,023.36	$1.45	0.29%
Class 3 #@	$1,000.00	$1,150.71	$2.88	$1,000.00	$1,022.12	$2.71	0.54%
SA American Funds Growth
Class 1 #@	$1,000.00	$1,248.21	$1.56	$1,000.00	$1,023.41	$1.40	0.28%
Class 3 #@	$1,000.00	$1,246.42	$2.95	$1,000.00	$1,022.17	$2.66	0.53%
SA American Funds Growth-Income
Class 1 #@	$1,000.00	$1,146.32	$1.60	$1,000.00	$1,023.31	$1.51	0.30%
Class 3 #@	$1,000.00	$1,146.21	$2.93	$1,000.00	$1,022.07	$2.76	0.55%
SA American Funds VCP Managed Allocation
Class 1 #@	$1,000.00	$1,085.40	$1.40	$1,000.00	$1,023.46	$1.35	0.27%
Class 3 #@	$1,000.00	$1,083.52	$2.69	$1,000.00	$1,022.22	$2.61	0.52%

*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees and assumed expenses for the Portfolios. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2023” and “Annualized Expense Ratios” would have been higher.

@

Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2023 and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio
PORTFOLIO PROFILE — June 30, 2023— (unaudited)

Industry Allocation*
Asset Allocation Investment Companies	100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA American Funds Asset Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	77,073,956	$1,752,661,770
TOTAL INVESTMENTS (cost $1,849,788,567)(1)	100.0%	1,752,661,770
Other assets less liabilities	(0.0)	(821,744)
NET ASSETS	100.0%	$1,751,840,026
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$1,752,661,770	$—	$—	$1,752,661,770
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA American Funds Global Growth Portfolio
PORTFOLIO PROFILE — June 30, 2023— (unaudited)

Industry Allocation*
International Equity Investment Companies	100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA American Funds Global Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.1%
International Equity Investment Companies — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	11,701,762	$375,743,585
TOTAL INVESTMENTS (cost $351,568,965)(1)	100.1%	375,743,585
Other assets less liabilities	(0.1)	(198,272)
NET ASSETS	100.0%	$375,545,313
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$375,743,585	$—	$—	$375,743,585
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA American Funds Growth Portfolio
PORTFOLIO PROFILE — June 30, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA American Funds Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series® — Growth Fund, Class 1	9,144,787	$822,207,839
TOTAL INVESTMENTS (cost $836,566,297)(1)	100.0%	822,207,839
Other assets less liabilities	(0.0)	(404,333)
NET ASSETS	100.0%	$821,803,506
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$822,207,839	$—	$—	$822,207,839
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA American Funds Growth-Income Portfolio
PORTFOLIO PROFILE — June 30, 2023— (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	100.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA American Funds Growth-Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.1%
Domestic Equity Investment Companies — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	7,453,023	$405,966,177
TOTAL INVESTMENTS (cost $374,750,682)(1)	100.1%	405,966,177
Other assets less liabilities	(0.1)	(212,298)
NET ASSETS	100.0%	$405,753,879
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$405,966,177	$—	$—	$405,966,177
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust American Funds VCP Managed Allocation Portfolio
PORTFOLIO PROFILE — June 30, 2023— (unaudited)

Industry Allocation*
Asset Allocation Investment Companies	100.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust American Funds VCP Managed Allocation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Growth-Income Fund, Class P1	160,900,515	$1,890,581,049
TOTAL INVESTMENTS (cost $1,960,853,612)(1)	100.0%	1,890,581,049
Other assets less liabilities	(0.0)	(886,384)
NET ASSETS	100.0%	$1,889,694,665
(1)	See Note 3 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2023 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Investment Companies	$1,890,581,049	$—	$—	$1,890,581,049
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 — (unaudited)

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
ASSETS:
Investment at value (unaffiliated)*	$1,752,661,770	$375,743,585	$822,207,839	$405,966,177	$1,890,581,049
Receivable for:
Fund shares sold	1,702	4,201	—	—	—
Investments sold	1,512,055	1,660,081	27,962,948	6,728,458	27,612,495
Prepaid expenses and other assets	7,627	5,540	5,874	5,519	7,725
Due from investment adviser for expense reimbursements/fee waivers	852,740	214,148	405,933	198,618	1,087,458

Total assets	1,755,035,894	377,627,555	850,582,594	412,898,772	1,919,288,727

LIABILITIES:
Payable for:
Fund shares redeemed	1,513,051	1,664,028	27,962,558	6,728,197	27,611,733
Investment advisory and management fees	1,208,049	290,629	575,072	281,375	1,475,836
Service fees	353,733	76,237	168,744	82,333	388,241
Transfer agent fees	97	146	146	146	122
Trustees’ fees and expenses	8,649	1,760	3,461	1,809	10,006
Other accrued expenses	112,289	49,442	69,107	51,033	108,124

Total liabilities	3,195,868	2,082,242	28,779,088	7,144,893	29,594,062

NET ASSETS	$1,751,840,026	$375,545,313	$821,803,506	$405,753,879	$1,889,694,665

NET ASSETS REPRESENTED BY:
Paid-in capital	1,559,288,468	266,140,185	674,542,860	310,455,499	1,608,182,641
Total accumulated earnings (loss)	192,551,558	109,405,128	147,260,646	95,298,380	281,512,024

NET ASSETS	$1,751,840,026	$375,545,313	$821,803,506	$405,753,879	$1,889,694,665

Class 1 (unlimited shares authorized):
Net assets	$7,851,142	$1,208,799	$1,936,579	$2,096,176	$670,143
Shares of beneficial interest issued and outstanding	484,492	99,165	138,534	164,127	45,065
Net asset value, offering and redemption price per share	$16.20	$12.19	$13.98	$12.77	$14.87

Class 3 (unlimited shares authorized):
Net assets	$1,743,988,884	$374,336,514	$819,866,927	$403,657,703	$1,889,024,522
Shares of beneficial interest issued and outstanding	108,243,289	30,823,105	58,937,457	31,795,270	127,680,252
Net asset value, offering and redemption price per share	$16.11	$12.14	$13.91	$12.70	$14.79

*Cost
Investment securities (unaffiliated)	$1,849,788,567	$351,568,965	$836,566,297	$374,750,682	$1,960,853,612

See Notes To Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 — (unaudited)

	SA American Funds Asset Allocation Portfolio	SA American Funds Global Growth Portfolio	SA American Funds Growth Portfolio	SA American Funds Growth- Income Portfolio	SA American Funds VCP Managed Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$8,730,928	$1,029,811	$1,526,046	$1,404,994	$25,543,883
Interest Income (unaffiliated)	10	—	25	29	—

Total investment income	8,730,938	1,029,811	1,526,071	1,405,023	25,543,883

EXPENSES:
Investment advisory and management fees	7,148,783	1,740,533	3,225,113	1,615,803	8,748,074
Service fees	2,093,279	456,658	946,331	473,118	2,301,296
Transfer agent fees	294	442	441	441	368
Custodian and accounting fees	5,933	5,933	5,933	5,933	5,932
Reports to shareholders	39,124	22,852	29,304	32,642	70,885
Audit and tax fees	13,290	13,391	15,312	15,312	13,291
Legal fees	11,272	4,924	6,615	5,241	11,748
Trustees’ fees and expenses	22,801	4,977	10,478	5,101	24,658
Other expenses	36,349	18,331	36,117	22,305	25,495

Total expenses before fee waivers and expense reimbursements	9,371,125	2,268,041	4,275,644	2,175,896	11,201,747

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(5,046,200)	(1,282,498)	(2,276,551)	(1,140,567)	(6,445,949)

Net expenses	4,324,925	985,543	1,999,093	1,035,329	4,755,798

Net investment income (loss)	4,406,013	44,268	(473,022)	369,694	20,788,085

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	4,202,140	6,591,847	13,868,196	1,728,981	6,475,022
Net realized gain from capital gain distributions received from underlying funds (unaffliated)	65,700,051	27,767,791	44,809,037	20,703,632	229,257,414

Net realized gain (loss) on investments	69,902,191	34,359,638	58,677,233	22,432,613	235,732,436

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	37,949,364	17,198,032	111,111,870	29,678,592	(106,222,471)

Net realized and unrealized gain (loss) on investments	107,851,555	51,557,670	169,789,103	52,111,205	129,509,965

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,257,568	$51,601,938	$169,316,081	$52,480,899	$150,298,050

See Notes To Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Asset Allocation Portfolio		SA American Funds Global Growth Portfolio		SA American Funds Growth Portfolio
	For the six months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,406,013	$28,372,266	$44,268	$1,553,313	$(473,022)	$697,276
Net realized gain (loss) on investments	69,902,191	187,080,325	34,359,638	49,545,870	58,677,233	103,254,693
Net unrealized gain (loss) on investments	37,949,364	(480,433,080)	17,198,032	(170,212,629)	111,111,870	(364,360,619)

Net increase (decrease) in net assets resulting from operations	112,257,568	(264,980,489)	51,601,938	(119,113,446)	169,316,081	(260,408,650)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(416,599)	—	(7,838)	—	(268,888)
Distributable earnings — Class 3	—	(89,851,051)	—	(2,320,402)	—	(102,651,696)

Total distributions to shareholders	—	(90,267,650)	—	(2,328,240)	—	(102,920,584)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(22,629,800)	89,193,134	(28,080,820)	(257,651)	(36,821,663)	222,054,344

TOTAL INCREASE (DECREASE) IN NET ASSETS	89,627,768	(266,055,005)	23,521,118	(121,699,337)	132,494,418	(141,274,890)

NET ASSETS:
Beginning of period	1,662,212,258	1,928,267,263	352,024,195	473,723,532	689,309,088	830,583,978

End of period	$1,751,840,026	$1,662,212,258	$375,545,313	$352,024,195	$821,803,506	$689,309,088

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA American Funds Growth-Income Portfolio		SA American Funds VCP Managed Allocation Portfolio
	For the six months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022	For the six months ended June 30, 2023 (unaudited)	For the year ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$369,694	$3,917,389	$20,788,085	$32,976,464
Net realized gain (loss) on investments	22,432,613	37,626,484	235,732,436	62,351,583
Net unrealized gain (loss) on investments	29,678,592	(113,257,348)	(106,222,471)	(490,854,145)

Net increase (decrease) in net assets resulting from operations	52,480,899	(71,713,475)	150,298,050	(395,526,098)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(73,286)	—	(48,018)
Distributable earnings — Class 3	—	(14,810,470)	—	(86,448,980)

Total distributions to shareholders	—	(14,883,756)	—	(86,496,998)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(9,564,067)	21,676,038	(86,830,392)	(11,787,507)

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,916,832	(64,921,193)	63,467,658	(493,810,603)

NET ASSETS:
Beginning of period	362,837,047	427,758,240	1,826,227,007	2,320,037,610

End of period	$405,753,879	$362,837,047	$1,889,694,665	$1,826,227,007

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 — (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty-one separate investment series, five of which are included in this report: SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect, wholly owned subsidiaries of Corebridge Financial, Inc. (“Corebridge”), which is an indirect, majority-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”). SAAMCo serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”) and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”) and variable annuity contracts issued by Nassau Life Insurance Company (“Nassau”). AGL, USL and VALIC are indirect, majority owned subsidiaries of AIG. Each of the life companies are collectively referred to as the “Life Companies.”

SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Class 1 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares. Class 3 shares of each Portfolio pay service fees at an annual rate of 0.25% of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
SA American Funds Asset Allocation Portfolio	American Funds® Asset Allocation Fund
SA American Funds Global Growth Portfolio	American Funds® Global Growth Fund
SA American Funds Growth Portfolio	American Funds® Growth Fund
SA American Funds Growth-Income Portfolio	American Funds® Growth-Income Fund
SA American Funds VCP Managed Allocation Portfolio	American Funds® Managed Risk Growth-Income Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The SA American Funds Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

The SA American Funds Global Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.

The SA American Funds Growth Portfolio seeks growth. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

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The SA American Funds Growth-Income Portfolio seeks growth and income. Its strategy is to invest all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The SA American Funds VCP Managed Allocation Portfolio seeks long-term capital growth and income while seeking to manage volatility and provide downside protection. It invests all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Growth-Income Fund (“the Master Managed Risk Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Fund invests in the shares of an underlying fund, the American Funds Growth-Income Fund and American Funds Bond Fund (the “Underlying Funds”). The Underlying Funds invest in a diversified portfolio of common stocks and other equity securities, bonds and other debt securities and money market instruments.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of June 30, 2023, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

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The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of AFIS. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

Each Master Fund is a series of AFIS. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows: The AFIS investment adviser values the AFIS investments at fair value as defined by U.S. GAAP. The net asset value of per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by AFIS investment adviser and approved by the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making

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fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; dealer or broker quotes; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has designated the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional reviews facilitated by the AFIS investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the AFIS board of trustees. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any, are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examinations by the Internal Revenue Service.

LIBOR Risk:    A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate, SOFR and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. In April 2023, the FCA announced that the 1-month, 3-month, and 6-month U.S. dollar LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. All other LIBOR settings have ceased to be published. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act (the “LIBOR ACT”) was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on the SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations

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implementing the LIBOR Act by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The LIBOR Act and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments. Neither the effect of the LIBOR transition process nor its ultimate success can be yet known.

Recent Accounting and Regulatory Developments:    In March 2020, FASB issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides, optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As a result of an extension in the planned discontinuation date of USD LIBOR, the FASB issued ASU No. 2022-06, “Reference Rate Reform” in December 2022, which extends the temporary relief provided by ASU 2020-04 to December 31, 2024. Management is evaluating the potential impact of ASU 2020-04 and ASU 2022-06 to the financial statements.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2022
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
SA American Funds Asset Allocation	$42,884,404	$173,155,158	$(135,745,572)	$31,381,661	$58,885,989
SA American Funds Global Growth	2,554,828	48,546,576	6,701,788	—	2,328,240
SA American Funds Growth	11,256,991	92,694,977	(126,007,404)	3,759,345	99,161,239
SA American Funds Growth-Income	8,935,518	33,149,852	732,112	3,366,472	11,517,284
SA American Funds VCP Managed Allocation	32,976,464	62,351,583	35,885,927	19,119,684	67,377,314

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain / (Loss)	Cost of Investments
SA American Funds Asset Allocation	$—	$(97,796,208)	$(97,796,208)	$1,850,457,978
SA American Funds Global Growth	23,899,820	—	23,899,820	351,843,765
SA American Funds Growth	—	(14,895,534)	(14,895,534)	837,103,373
SA American Funds Growth-Income	30,410,704	—	30,410,704	375,555,473
SA American Funds VCP Managed Allocation	(63,981)	(70,272,563)	(70,336,544)	1,960,917,593

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets,” as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Advisory Fees
SA American Funds Asset Allocation	0.85%
SA American Funds Global Growth	0.95%
SA American Funds Growth	0.85%
SA American Funds Growth-Income	0.85%
SA American Funds VCP Managed Allocation	0.95%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.60%, 0.70%, 0.60%, 0.60%, and 0.70% for SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio, respectively, of

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its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the period ended June 30, 2023, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
SA American Funds Asset Allocation	$5,046,200
SA American Funds Global Growth	1,282,498
SA American Funds Growth	2,276,551
SA American Funds Growth-Income	1,140,567
SA American Funds VCP Managed Allocation	6,445,949

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2024; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2024 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 1	Class 3
SA American Funds VCP Managed Allocation	0.28%	0.53%

With the exception of advisory fee waivers, for the period ended June 30, 2023, pursuant to the contractual waivers/reimbursement expense referred to above, SAAMCo did not waive or reimburse any expenses.

With the exception of advisory fee waivers, any contractual waivers or reimbursements made by the Adviser are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the period ended June 30, 2023, no amounts were repaid to the Adviser, and there are no remaining balances subject to recoupment.

The Trust has entered into a master Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a majority-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided, pursuant to the agreement. Accordingly, for the six months ended June 30, 2023, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the six months ended June 30, 2023, service fees were paid (see Statement of Operations) based on the aforementioned rate.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2023 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA American Funds Asset Allocation	$26,398,351	$53,375,417	$—	$—
SA American Funds Global Growth	2,017,190	31,105,219	—	—
SA American Funds Growth	21,624,570	60,402,863	—	—
SA American Funds Growth-Income	7,985,396	18,585,021	—	—
SA American Funds VCP Managed Allocation	23,250,939	114,866,525	—	—

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Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA American Funds Asset Allocation Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022		For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,175	$192,723	45,224	$729,835	1,589,716	$24,544,991	4,538,587	$75,440,624
Reinvested dividends	—	—	29,694	416,599	—	—	6,427,114	89,851,051
Shares redeemed	(20,640)	(319,853)	(32,465)	(527,165)	(3,035,141)	(47,047,661)	(4,804,423)	(76,717,810)

Net increase (decrease)	(8,465)	$(127,130)	42,453	$619,269	(1,445,425)	$(22,502,670)	6,161,278	$88,573,865

	SA American Funds Global Growth Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022		For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,497	$63,942	21,300	$229,743	184,150	$2,079,487	3,659,831	$41,126,925
Reinvested dividends	—	—	831	7,838	—	—	246,589	2,320,402
Shares redeemed	(2,933)	(33,844)	(99,594)	(1,272,835)	(2,615,911)	(30,190,405)	(3,932,165)	(42,669,724)

Net increase (decrease)	2,564	$30,098	(77,463)	$(1,035,254)	(2,431,761)	$(28,110,918)	(25,745)	$777,603

	SA American Funds Growth Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022		For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,155	$52,229	34,805	$465,022	1,769,545	$21,947,852	10,071,544	$140,051,304
Reinvested dividends	—	—	25,013	268,888	—	—	9,575,718	102,651,696
Shares redeemed	(14,552)	(187,169)	(31,527)	(400,134)	(4,470,892)	(58,634,575)	(1,511,185)	(20,982,432)

Net increase (decrease)	(10,397)	$(134,940)	28,291	$333,776	(2,701,347)	$(36,686,723)	18,136,077	$221,720,568

	SA American Funds Growth-Income Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022		For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	29,429	$353,919	23,293	$271,118	705,865	$8,315,632	2,669,532	$31,652,144
Reinvested dividends	—	—	7,213	73,286	—	—	1,463,485	14,810,470
Shares redeemed	(3,570)	(43,575)	(33,883)	(386,870)	(1,506,264)	(18,190,043)	(2,120,039)	(24,744,110)

Net increase (decrease)	25,859	310,344	(3,377)	$(42,466)	(800,399)	(9,874,411)	2,012,978	$21,718,504

	SA American Funds VCP Managed Allocation Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022		For the six months ended June 30, 2023 (unaudited)		For the year ended December 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	329	$4,627	14,298	$219,254	1,688,799	$23,665,291	3,238,375	$48,219,638
Reinvested dividends	—	—	3,608	48,018	—	—	6,514,618	86,448,980
Shares redeemed	(25,450)	(353,195)	(2,179)	(31,899)	(7,727,017)	(110,147,115)	(9,963,061)	(146,691,498)

Net increase (decrease)	(25,121)	(348,568)	15,727	$235,373	(6,038,218)	(86,481,824)	(210,068)	$(12,022,880)

Note 7.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective ate

24

or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000.

For the six months ended June 30, 2023, the Portfolios did not utilize the line of credit.

Note 8.  Transactions with Affiliates

At June 30, 2023, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC
SA American Funds Asset Allocation	7.24%	88.88%	3.88%
SA American Funds Global Growth	5.25%	93.84%	0.91%
SA American Funds Growth	5.85%	92.56%	1.59%
SA American Funds Global-Income	6.13%	92.21%	1.66%
SA American Funds VCP Managed Allocation	9.98%	85.80%	4.22%

Note 9.  Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

In late February 2022, Russia launched a large-scale invasion of Ukraine (the “Invasion”). The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and has negatively affected, and may continue to negatively affect global supply chains, global growth and inflation. In response to Russia’s recent military invasion of Ukraine, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Portfolios are currently restricted from trading in Russian securities. It is unknown when, or if, sanctions may be lifted or a Portfolio’s ability to trade in Russian securities will resume. Even if a Portfolio does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Portfolio’s performance and the value and liquidity of an investment in the Portfolio.

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds Asset Allocation Portfolio Class 1
12/31/18	$14.85	$0.32	$(0.99)	$(0.67)	$(0.44)	$(0.80)	$(1.24)	$12.94	(4.58)%	$824	0.27%		2.30%		1%
12/31/19	12.94	0.43	2.31	2.74	(0.27)	(0.70)	(0.97)	14.71	21.22	4,320	0.27		3.05		2
12/31/20	14.71	0.28	1.54	1.82	—	(0.01)	(0.01)	16.52	12.40	7,207	0.27		1.92		3
12/31/21	16.52	0.33	2.16	2.49	(0.22)	(0.16)	(0.38)	18.63	15.12	8,393	0.26		1.83		2
12/31/22	18.63	0.32	(2.90)	(2.58)	(0.34)	(0.56)	(0.90)	15.15	(13.44)	7,470	0.26		1.94		4
06/30/23@	15.15	0.06	0.99	1.05	—	—	—	16.20	6.93	7,851	0.27	†	0.77	†	2

SA American Funds Asset Allocation Portfolio Class 3
12/31/18	14.81	0.24	(0.95)	(0.71)	(0.37)	(0.80)	(1.17)	12.93	(4.86)	789,902	0.52		1.68		1
12/31/19	12.93	0.26	2.44	2.70	(0.24)	(0.70)	(0.94)	14.69	20.91	1,171,382	0.52		1.82		2
12/31/20	14.69	0.22	1.56	1.78	—	(0.01)	(0.01)	16.46	12.14	1,473,177	0.52		1.49		3
12/31/21	16.46	0.24	2.19	2.43	(0.19)	(0.16)	(0.35)	18.54	14.80	1,919,874	0.51		1.35		2
12/31/22	18.54	0.27	(2.86)	(2.59)	(0.30)	(0.56)	(0.86)	15.09	(13.58)	1,654,742	0.51		1.64		4
06/30/23@	15.09	0.04	0.98	1.02	—	—	—	16.11	6.76	1,743,989	0.52	†	0.52	†	2

SA American Funds Global Growth Portfolio Class 1
12/31/18	13.13	0.09	(1.23)	(1.14)	(0.22)	(2.62)	(2.84)	9.15	(9.12)	115	0.27		0.68		5
12/31/19	9.15	0.14	3.07	3.21	(0.12)	(1.30)	(1.42)	10.94	35.27	246	0.29		1.34		1
12/31/20	10.94	0.05	3.25	3.30	(0.04)	(0.95)	(0.99)	13.25	30.48	558	0.29		0.41		1
12/31/21	13.25	0.06	2.08	2.14	(0.04)	(1.19)	(1.23)	14.16	16.38	2,464	0.28		0.43		4
12/31/22	14.16	0.06	(3.57)	(3.51)	—	(0.07)	(0.07)	10.58	(24.75)	1,022	0.28		0.55		11
06/30/23@	10.58	0.02	1.59	1.61	—	—	—	12.19	15.22	1,209	0.29	†	0.31	†	1

SA American Funds Global Growth Portfolio Class 3
12/31/18	13.09	0.05	(1.21)	(1.16)	(0.15)	(2.62)	(2.77)	9.16	(9.28)	353,422	0.53		0.35		5
12/31/19	9.16	0.09	3.09	3.18	(0.09)	(1.30)	(1.39)	10.95	34.93	390,653	0.54		0.79		1
12/31/20	10.95	0.01	3.25	3.26	(0.01)	(0.95)	(0.96)	13.25	30.09	421,535	0.54		0.05		1
12/31/21	13.25	0.01	2.10	2.11	(0.01)	(1.19)	(1.20)	14.16	16.11	471,259	0.53		0.06		4
12/31/22	14.16	0.05	(3.59)	(3.54)	—	(0.07)	(0.07)	10.55	(24.97)	351,002	0.53		0.41		11
06/30/23@	10.55	0.00	1.59	1.59	—	—	—	12.14	15.07	374,337	0.54	†	0.02	†	1

*	Calculated based on average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average assets):

Portfolio	12/18	12/19	12/20	12/21	12/22	06/23@†
SA American Funds Asset Allocation Class 1	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
SA American Funds Asset Allocation Class 3	0.60	0.60	0.60	0.60	0.60	0.60
SA American Funds Global Growth Class 1	0.70	0.70	0.70	0.70	0.70	0.70
SA American Funds Global Growth Class 3	0.70	0.70	0.70	0.70	0.70	0.70

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds Growth Portfolio Class 1
12/31/18	$13.15	$(0.32)	$0.41	$0.09	$(0.19)	$(3.82)	$(4.01)	$9.23	(0.40)%	$57	0.27%		(2.25)%		4%
12/31/19	9.23	0.13	2.70	2.83	—	(0.05)	(0.05)	12.01	30.75	160	0.29		1.22		7
12/31/20	12.01	0.05	5.92	5.97	(0.14)	(1.53)	(1.67)	16.31	52.09	704	0.28		0.34		13
12/31/21	16.31	0.05	3.48	3.53	(0.03)	(0.71)	(0.74)	19.10	21.93	2,305	0.27		0.28		5
12/31/22	19.10	0.04	(5.84)	(5.80)	(0.11)	(1.99)	(2.10)	11.20	(29.90)	1,668	0.27		0.30		3
06/30/23@	11.20	0.01	2.77	2.78	—	—	—	13.98	24.82	1,937	0.28	†	0.12	†	3

SA American Funds Growth Portfolio Class 3
12/31/18	13.12	0.02	0.04	0.06	(0.12)	(3.82)	(3.94)	9.24	(0.55)	305,503	0.53		0.13		4
12/31/19	9.24	0.05	2.75	2.80	—	(0.05)	(0.05)	11.99	30.39	377,823	0.54		0.47		7
12/31/20	11.99	0.01	5.91	5.92	(0.11)	(1.53)	(1.64)	16.27	51.72	544,907	0.53		0.04		13
12/31/21	16.27	(0.00)	3.48	3.48	(0.00)	(0.71)	(0.71)	19.04	21.69	828,279	0.52		(0.02)		5
12/31/22	19.04	0.01	(5.82)	(5.81)	(0.08)	(1.99)	(2.07)	11.16	(30.09)	687,642	0.52		0.10		3
06/30/23@	11.16	(0.01)	2.76	2.75	—	—	—	13.91	24.64	819,867	0.53	†	(0.13	)†	3

SA American Funds Growth-Income Portfolio Class 1
12/31/18	12.99	0.06	(0.17)	(0.11)	(0.41)	(2.93)	(3.34)	9.54	(1.86)	47	0.28		0.45		4
12/31/19	9.54	0.21	2.28	2.49	—	(0.05)	(0.05)	11.98	26.17	159	0.31		2.06		4
12/31/20	11.98	0.18	1.27	1.45	(0.23)	(1.41)	(1.64)	11.79	13.47	567	0.29		1.60		9
12/31/21	11.79	0.17	2.63	2.80	(0.15)	(0.45)	(0.60)	13.99	24.08	1,982	0.29		1.30		7
12/31/22	13.99	0.14	(2.49)	(2.35)	(0.14)	(0.36)	(0.50)	11.14	(16.49)	1,540	0.28		1.21		7
06/30/23@	11.14	0.03	1.60	1.63	—	—	—	12.77	14.63	2,096	0.30	†	0.55	†	2

SA American Funds Growth-Income Portfolio Class 3
12/31/18	12.95	0.14	(0.28)	(0.14)	(0.34)	(2.93)	(3.27)	9.54	(2.05)	245,183	0.53		1.07		4
12/31/19	9.54	0.15	2.30	2.45	—	(0.05)	(0.05)	11.94	25.75	285,659	0.55		1.37		4
12/31/20	11.94	0.12	1.30	1.42	(0.20)	(1.41)	(1.61)	11.75	13.25	325,404	0.54		1.09		9
12/31/21	11.75	0.11	2.64	2.75	(0.13)	(0.45)	(0.58)	13.92	23.68	425,777	0.53		0.88		7
12/31/22	13.92	0.12	(2.49)	(2.37)	(0.11)	(0.36)	(0.47)	11.08	(16.74)	361,297	0.53		1.04		7
06/30/23@	11.08	0.01	1.61	1.62	—	—	—	12.70	14.62	403,658	0.55	†	0.19	†	2

*	Calculated based on average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average assets):

Portfolio	12/18	12/19	12/20	12/21	12/22	06/23@†
SA American Funds Growth Class 1	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
SA American Funds Growth Class 3	0.60	0.60	0.60	0.60	0.60	0.60
SA American Funds Growth-Income Class 1	0.60	0.60	0.60	0.60	0.60	0.60
SA American Funds Growth-Income Class 3	0.60	0.60	0.60	0.60	0.60	0.60

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

SA American Funds VCP Managed Allocation Portfolio Class 1
12/31/18	$14.37	$0.22	$(0.92)	$(0.70)	$(0.28)	$(0.71)	$(0.99)	$12.68	(4.89)%	$145	0.27%		1.56%		103%
12/31/19	12.68	0.06	2.32	2.38	(0.07)	(0.18)	(0.25)	14.81	18.81	130	0.28		0.42		4
12/31/20	14.81	0.21	1.21	1.42	—	(0.04)	(0.04)	16.19	9.57	255	0.27		1.38		5
12/31/21	16.19	0.23	2.14	2.37	(0.25)	(0.92)	(1.17)	17.39	14.99	947	0.26		1.37		3
12/31/22	17.39	0.31	(3.28)	(2.97)	(0.19)	(0.53)	(0.72)	13.70	(16.97)	962	0.26		2.10		2
06/30/23@	13.70	0.18	0.99	1.17	—	—	—	14.87	8.54	670	0.27	†	2.44	†	1

SA American Funds VCP Managed Allocation Portfolio Class 3
12/31/18	14.33	0.19	(0.93)	(0.74)	(0.21)	(0.71)	(0.92)	12.67	(5.12)	1,659,358	0.52		1.32		103
12/31/19	12.67	0.01	2.33	2.34	(0.04)	(0.18)	(0.22)	14.79	18.48	1,982,324	0.53		0.11		4
12/31/20	14.79	0.21	1.17	1.38	—	(0.04)	(0.04)	16.13	9.32	2,113,978	0.52		1.39		5
12/31/21	16.13	0.15	2.17	2.32	(0.21)	(0.92)	(1.13)	17.32	14.73	2,319,091	0.51		0.85		3
12/31/22	17.32	0.25	(3.24)	(2.99)	(0.15)	(0.53)	(0.68)	13.65	(17.18)	1,825,265	0.51		1.67		2
06/30/23@	13.65	0.16	0.98	1.14	—	—	—	14.79	8.35	1,889,025	0.52	†	2.26	†	1

*	Calculated based on average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
@	Unaudited
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	12/18	12/19	12/20	12/21	12/22	06/23@†
SA American Funds VCP Managed Allocation Class 1	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
SA American Funds VCP Managed Allocation Class 3	0.70	0.70	0.70	0.70	0.70	0.70

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

28

SUNAMERICA SERIES TRUST

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

June 30, 2023 (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios have adopted a liquidity risk management program. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”), the investment adviser to the Trust, has been designated by the Board to administer the Portfolios’ liquidity risk management program (the “Program”). The Adviser has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of the Adviser. The Committee is subject to the oversight of the Adviser. The Adviser and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Portfolio’s liquidity risk, based on factors specific to the circumstances of each Portfolio. “Liquidity risk” means the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interests in the Portfolio. During the fiscal year, the Program Administrator provided the Board with a report covering the time period from January 1, 2022, to December 31, 2022 (the “Review Period”) addressing the operations of the program and assessing its adequacy and effectiveness of implementation. The Board reviewed the report at a meeting held on June 8, 2023.

During the Review Period covered by the liquidity Program report to the Board, the Program supported each Portfolio’s ability to honor redemption requests timely and the Adviser’s management of each Portfolio’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Portfolio operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Portfolio had no breaches of the limit on illiquid investments, except as permitted through extended market holiday closures, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other principal risks to which an investment in the Portfolio may be subject.

29

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

30

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinions have been expressed thereon.

31

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397SAR.16 (8/23)

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2023 Investing in global companies for the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series for the periods ended June 30, 2023, are shown on the following pages, as well as results of the funds’ benchmarks.

For additional information about the series, its investment results, holdings and portfolio managers, refer to capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

28	Global Growth Fund

32	Global Small Capitalization Fund

39	Growth Fund

46	International Fund

51	New World Fund®

65	Washington Mutual Investors Fund

70	Capital World Growth and Income Fund®

78	Growth-Income Fund

84	International Growth and Income Fund

91	Capital Income Builder®

112	Asset Allocation Fund

144	American Funds Global Balanced Fund

162	The Bond Fund of America®

196	Capital World Bond Fund®

217	American High-Income Trust®

236	American Funds Mortgage Fund®

244	Ultra-Short Bond Fund

246	U.S. Government Securities Fund®

258	Managed Risk Growth Fund

260	Managed Risk International Fund

262	Managed Risk Washington Mutual Investors Fund

264	Managed Risk Growth-Income Fund

266	Managed Risk Asset Allocation Fund

268	Financial statements

American Funds Insurance Series 1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2023, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime

Global Growth Fund	4/30/97	15.37%	20.63%	9.76%	11.20	9.98%
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	8.75	6.59

Global Small Capitalization Fund	4/30/98	11.56	15.84	4.39	7.34	8.69
MSCI All Country World Small Cap Index[1]		8.02	13.02	4.53	7.62	7.43

Growth Fund	2/8/84	25.02	25.10	14.32	15.36	13.12
S&P 500 Index[2]		16.89	19.59	12.31	12.86	11.44

International Fund	5/1/90	12.49	15.34	1.59	5.06	7.34
MSCI All Country World Index (ACWI) ex USA[1]		9.47	12.72	3.52	4.75	5.49

New World Fund	6/17/99	11.97	14.71	5.76	5.96	7.79
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	8.75	5.47

Washington Mutual Investors Fund	7/5/01	7.89	13.59	8.91	10.90	7.18
S&P 500 Index[2]		16.89	19.59	12.31	12.86	8.15

Capital World Growth and Income Fund	5/1/06	12.54	18.35	7.02	8.53	6.95
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	8.75	6.24

Growth-Income Fund	2/8/84	14.84	19.70	9.72	12.11	11.26
S&P 500 Index[2]		16.89	19.59	12.31	12.86	11.44

International Growth and Income Fund	11/18/08	10.31	15.75	3.27	4.48	7.39
MSCI All Country World Index (ACWI) ex USA[1]		9.47	12.72	3.52	4.75	7.18

Capital Income Builder	5/1/14	3.67	6.81	5.56	–	4.50
70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index[3]		10.30	11.20	6.15	–	5.88
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	–	7.59
Bloomberg U.S. Aggregate Index[4]		2.09	–0.94	0.77	–	1.29

Asset Allocation Fund	8/1/89	7.07	10.36	6.80	8.04	8.31
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index[5]		10.81	11.24	7.94	8.45	8.37
S&P 500 Index[2]		16.89	19.59	12.31	12.86	10.12
Bloomberg U.S. Aggregate Index[4]		2.09	–0.94	0.77	1.52	5.09

American Funds Global Balanced Fund	5/2/11	7.74	10.29	5.31	6.01	5.66
60%/40% MSCI ACWI/Bloomberg Global Aggregate Index[6]		8.82	9.25	4.62	5.46	4.76
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	8.75	7.55
Bloomberg Global Aggregate Index[4]		1.43	–1.32	–1.09	0.20	0.19

The Bond Fund of America	1/2/96	1.55	–1.04	1.69	2.03	4.03
Bloomberg U.S. Aggregate Index[4]		2.09	–0.94	0.77	1.52	4.17

Capital World Bond Fund	10/4/06	1.57	–0.10	–0.91	0.42	2.42
Bloomberg Global Aggregate Index[4]		1.43	–1.32	–1.09	0.20	2.07

American High-Income Trust	2/8/84	4.37	8.42	4.19	4.43	8.17
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[4]		5.38	9.07	3.34	4.43	N/A

American Funds Mortgage Fund	5/2/11	0.97	–2.25	0.82	1.45	1.66
Bloomberg U.S. Mortgage Backed Securities Index[4]		1.87	–1.52	0.03	1.13	1.34

Ultra-Short Bond Fund	2/8/84	2.29	3.65	1.30	0.73	3.18
Bloomberg Short–Term Government/Corporate Index[4]		2.19	3.27	1.63	1.13	N/A

U.S. Government Securities Fund	12/2/85	0.38	–3.58	1.15	1.45	5.12
Bloomberg U.S. Government/Mortgage-Backed Securities Index[4]		1.69	–1.86	0.30	1.05	5.42

2 American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns
Class P1 shares	date	6 months	1 year	5 years	10 years	Lifetime

Managed Risk Growth Fund	5/1/13	14.20%	10.63%	8.33%	9.18%	9.11%
S&P 500 Managed Risk Index — Moderate Aggressive[7]		11.56	12.05	7.74	8.70	8.64

Managed Risk International Fund	5/1/13	4.83	5.34	–1.28	1.52	1.29
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive[7]		7.63	10.20	2.24	3.29	2.68

Managed Risk Washington Mutual Investors Fund	5/1/13	3.41	4.01	3.45	5.62	5.54
S&P 500 Managed Risk Index — Moderate[7]		10.42	10.53	6.99	7.90	7.81

Managed Risk Growth-Income Fund	5/1/13	8.67	7.55	5.35	7.29	7.22
S&P 500 Managed Risk Index — Moderate [7]		10.42	10.53	6.99	7.90	7.81

Managed Risk Asset Allocation Fund	9/28/12	4.40	5.19	4.01	5.51	6.07
S&P 500 Managed Risk Index — Moderate Conservative[7]		9.36	9.11	6.28	7.17	7.33

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information.

[1]

Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.

[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]

Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[4]

Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies. Bloomberg Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.

[5]

Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

[6]

Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[7]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series 3

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information.

The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. The waivers will be in effect through at least May 1, 2024. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2024, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth Fund and American Funds Insurance Series – The Bond Fund of America. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International Fund and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors Fund and American Funds Insurance Series – U.S. Government Securities Fund. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income Fund and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4 American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
		6 months	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Gross expense ratio	Net expense ratio

	Class 1	15.37%	20.63%	9.76%	11.20%	9.98%	0.52%	0.41%
	Class 1A	15.22	20.30	9.48	10.93	9.71	0.77	0.66
	Class 2	15.25	20.32	9.49	10.93	9.71	0.77	0.66
	Class 4	15.09	20.00	9.21	10.66	9.45	1.02	0.91
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series 5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
		6 months	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Gross expense ratio	Net expense ratio

	Class 1	11.56%	15.84%	4.39%	7.34%	8.69%	0.70%	0.66%
	Class 1A	11.43	15.54	4.13	7.08	8.43	0.95	0.91
	Class 2	11.42	15.58	4.13	7.08	8.43	0.95	0.91
	Class 4	11.20	15.20	3.85	6.80	8.15	1.20	1.16

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

6 American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8,1984)	ratio

	Class 1	25.02%	25.10%	14.32%	15.36%	13.12%	0.34%
	Class 1A	24.86	24.78	14.03	15.08	12.84	0.59
	Class 2	24.87	24.80	14.03	15.07	12.84	0.59
	Class 3	24.91	24.90	14.11	15.16	12.92	0.52
	Class 4	24.72	24.48	13.75	14.79	12.56	0.84

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series 7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since May 1, 1990)	ratio

	Class 1	12.49%	15.34%	1.59%	5.06%	7.34%	0.53%
	Class 1A	12.38	15.09	1.34	4.80	7.07	0.78
	Class 2	12.38	15.06	1.33	4.79	7.07	0.78
	Class 3	12.42	15.15	1.40	4.86	7.15	0.71
	Class 4	12.27	14.83	1.08	4.53	6.81	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

8 American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
		6 months	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio

	Class 1	11.97%	14.71%	5.76%	5.96%	7.79%	0.64%	0.57%
	Class 1A	11.85	14.40	5.49	5.70	7.53	0.89	0.82
	Class 2	11.85	14.42	5.50	5.69	7.53	0.89	0.82
	Class 4	11.72	14.13	5.24	5.43	7.26	1.14	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series 9

Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023†
		6 months	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Gross expense ratio	Net expense ratio

	Class 1	7.89%	13.59%	8.91%	10.90%	7.18%	0.40%	0.25%
	Class 1A	7.71	13.32	8.64	10.63	6.91	0.65	0.50
	Class 2	7.67	13.31	8.64	10.62	6.90	0.65	0.50
	Class 4	7.54	13.05	8.38	10.37	6.67	0.90	0.75

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

†Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

10 American Funds Insurance Series

Capital World Growth and Income Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment		6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio

	Class 1	12.54%	18.35%	7.02%	8.53%	6.95%	0.53%	0.42%
	Class 1A	12.39	18.09	6.77	8.28	6.69	0.78	0.67
	Class 2	12.44	18.10	6.76	8.28	6.68	0.78	0.67
	Class 4	12.28	17.75	6.50	8.00	6.43	1.03	0.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series 11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment						Lifetime
		6 months	1 year	5 years	10 years	(since February 8, 1984)	Expense ratio

	Class 1	14.84%	19.70%	9.72%	12.11%	11.26%	0.28%
	Class 1A	14.68	19.39	9.45	11.84	10.98	0.53
	Class 2	14.70	19.41	9.45	11.83	10.98	0.53
	Class 3	14.74	19.48	9.52	11.91	11.06	0.46
	Class 4	14.55	19.10	9.17	11.55	10.71	0.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

12 American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment						Lifetime
		6 months	1 year	5 years	10 years	(since November 18, 2008)	Expense ratio

	Class 1	10.31%	15.75%	3.27%	4.48%	7.39%	0.55%
	Class 1A	10.21	15.43	3.00	4.22	7.12	0.80
	Class 2	10.20	15.53	3.01	4.22	7.12	0.80
	Class 4	10.10	15.17	2.74	3.97	6.87	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series 13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment					Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	(since May 1, 2014)	ratio	ratio

	Class 1	3.67%	6.81%	5.56%	4.50%	0.41%	0.27%
	Class 1A	3.54	6.55	5.30	4.25	0.66	0.52
	Class 2	3.55	6.46	5.31	4.31	0.66	0.52
	Class 4	3.51	6.30	5.05	3.99	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

14 American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since August 1, 1989)	ratio

	Class 1	7.07%	10.36%	6.80%	8.04%	8.31%	0.30%
	Class 1A	6.97	10.07	6.53	7.78	8.05	0.55
	Class 2	6.89	10.07	6.53	7.77	8.04	0.55
	Class 3	6.99	10.19	6.61	7.85	8.12	0.48
	Class 4	6.81	9.79	6.27	7.52	7.79	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series 15

American Funds Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since May 2, 2011)	ratio	ratio

	Class 1	7.74%	10.29%	5.31%	6.01%	5.66%	0.51%	0.50%
	Class 1A	7.65	10.12	5.06	5.78	5.42	0.76	0.75
	Class 2	7.64	10.02	5.05	5.75	5.40	0.76	0.75
	Class 4	7.55	9.87	4.79	5.59	5.23	1.01	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

16 American Funds Insurance Series

The Bond Fund of America®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since January 2, 1996)	ratio	ratio

	Class 1	1.55%	–1.04%	1.69%	2.03%	4.03%	0.38%	0.21%
	Class 1A	1.42	–1.29	1.44	1.79	3.77	0.63	0.46
	Class 2	1.53	–1.22	1.46	1.79	3.77	0.63	0.46
	Class 4	1.40	–1.45	1.18	1.53	3.52	0.88	0.71

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series 17

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since October 4, 2006)	ratio

	Class 1	1.57%	–0.10%	–0.91%	0.42%	2.42%	0.47%
	Class 1A	1.47	–0.31	–1.16	0.19	2.18	0.72
	Class 2	1.48	–0.31	–1.17	0.16	2.17	0.72
	Class 4	1.29	–0.63	–1.42	–0.06	1.94	0.97

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

18 American Funds Insurance Series

American High-Income Trust®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio	ratio

	Class 1	4.37%	8.42%	4.19%	4.43%	8.17%	0.44%	0.30%
	Class 1A	4.36	8.31	3.95	4.18	7.91	0.69	0.55
	Class 2	4.30	8.19	3.94	4.17	7.90	0.69	0.55
	Class 3	4.43	8.41	4.03	4.25	7.98	0.62	0.48
	Class 4	4.16	7.92	3.67	3.93	7.64	0.94	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series 19

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since May 2, 2011)	ratio	ratio

	Class 1	0.97%	–2.25%	0.82%	1.45%	1.66%	0.40%	0.30%
	Class 1A	0.83	–2.51	0.57	1.20	1.41	0.65	0.55
	Class 2	0.83	–2.43	0.56	1.20	1.41	0.65	0.55
	Class 4	0.70	–2.67	0.31	0.97	1.20	0.90	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

20 American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment						Lifetime	Expense
		6 months	1 year	5 years	10 years	(since February 8, 1984)	ratio

	Class 1	2.29%	3.65%	1.30%	0.73%	3.18%	0.30%
	Class 1A	2.21	3.56	1.28	0.63	2.97	0.55
	Class 2	2.14	3.43	1.05	0.47	2.93	0.55
	Class 3	2.22	3.53	1.11	0.56	3.00	0.48
	Class 4	2.07	3.10	0.79	0.28	2.69	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s	Commercial paper	49.2%
assets were	Federal agency bills & notes	21.2
invested as of	Bonds & notes of governments & government agencies outside the U.S.	17.0
June 30, 2023	U.S. Treasury bills	10.3
	Other assets less liabilities	2.3

	Total	100.0%

American Funds Insurance Series 21

U.S. Government Securities Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since December 2, 1985)	ratio	ratio

	Class 1	0.38%	–3.58%	1.15%	1.45%	5.12%	0.34%	0.24%
	Class 1A	0.15	–3.93	0.89	1.20	4.86	0.59	0.49
	Class 2	0.14	–3.90	0.88	1.18	4.85	0.59	0.49
	Class 3	0.25	–3.77	0.96	1.26	4.93	0.52	0.42
	Class 4	0.10	–4.06	0.66	0.96	4.60	0.84	0.74

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

22 American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since May 1, 2013)	ratio	ratio

	Class P1	14.20%	10.63%	8.33%	9.18%	9.11%	0.74%	0.69%
	Class P2	14.06	10.31	8.03	8.87	8.80	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*Periods greater than one year are annualized.

American Funds Insurance Series 23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since May 1, 2013)	ratio	ratio

	Class P1	4.83%	5.34%	–1.28%	1.52%	1.29%	0.93%	0.86%
	Class P2	4.81	5.18	–1.53	1.17	0.95	1.18	1.11

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2024. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*Periods greater than one year are annualized.

24 American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since May 1, 2013)	ratio	ratio

	Class P1	3.41%	4.01%	3.45%	5.62%	5.54%	0.68%	0.63%
	Class P2	3.29	3.74	3.16	5.28	5.20	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*Periods greater than one year are annualized.

American Funds Insurance Series 25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since May 1, 2013)	ratio	ratio

	Class P1	8.67%	7.55%	5.35%	7.29%	7.22%	0.67%	0.62%
	Class P2	8.50	7.31	5.07	6.98	6.92	0.92	0.87

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*Periods greater than one year are annualized.

26 American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on	For periods ended June 30, 2023*
a $1,000 investment						Lifetime	Gross expense	Net expense
		6 months	1 year	5 years	10 years	(since May 1, 2013)	ratio	ratio

	Class P1	4.40%	5.19%	4.01%	5.51%	6.07%	0.70%	0.65%
	Class P2	4.32	4.97	3.76	5.25	5.81	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*Periods greater than one year are annualized.

American Funds Insurance Series 27

Global Growth Fund
Investment portfolio June 30, 2023	unaudited

Common stocks 95.23%		Shares	Value (000)
Information	Microsoft Corp.	1,640,250	$558,571
technology	ASML Holding NV	436,031	315,630
24.52%	ASML Holding NV (New York registered) (ADR)	209,558	151,877
	Taiwan Semiconductor Manufacturing Company, Ltd.	9,924,200	184,941
	Applied Materials, Inc.	875,000	126,472
	Apple, Inc.	444,471	86,214
	TE Connectivity, Ltd.	512,664	71,855
	Broadcom, Inc.	75,950	65,881
	NVIDIA Corp.	155,250	65,674
	Samsung Electronics Co., Ltd.	785,100	43,272
	Hexagon AB, Class B	2,733,712	33,661
	Keyence Corp.	69,400	32,820
	Capgemini SE	125,727	23,818
	EPAM Systems, Inc.[1]	93,560	21,028
	Shopify, Inc., Class A, subordinate voting shares[1]	178,500	11,531
	Arista Networks, Inc.[1]	65,356	10,592
	Salesforce, Inc.[1]	47,600	10,056
	Synopsys, Inc.[1]	22,000	9,579

			1,823,472

Health care	Novo Nordisk AS, Class B	1,758,912	284,089
19.49%	UnitedHealth Group, Inc.	306,020	147,085
	DexCom, Inc.[1]	969,700	124,616
	ResMed, Inc.	509,000	111,217
	Eli Lilly and Company	155,740	73,039
	The Cigna Group	259,119	72,709
	Merck & Co., Inc.	620,000	71,542
	Regeneron Pharmaceuticals, Inc.[1]	95,036	68,287
	AstraZeneca PLC	474,010	67,896
	Pfizer, Inc.	1,632,219	59,870
	Centene Corp.[1]	582,500	39,290
	Gilead Sciences, Inc.	457,317	35,245
	Mettler-Toledo International, Inc.[1]	25,400	33,316
	Sanofi	291,000	31,196
	Seagen, Inc.[1]	123,825	23,831
	Bayer AG	363,860	20,116
	Alnylam Pharmaceuticals, Inc.[1]	104,200	19,792
	Danaher Corp.	75,500	18,120
	EssilorLuxottica SA	88,074	16,668
	Argenx SE (ADR)[1]	42,300	16,486
	Zoetis, Inc., Class A	90,200	15,533
	Vertex Pharmaceuticals, Inc.[1]	43,700	15,379
	Revance Therapeutics, Inc.[1]	597,000	15,110
	Catalent, Inc.[1]	287,200	12,453
	agilon health, Inc.[1]	577,000	10,005
	Virbac SA	33,154	9,798
	Siemens Healthineers AG	163,670	9,263
	Thermo Fisher Scientific, Inc.	17,472	9,116
	Olympus Corp.	567,000	8,975
	Bachem Holding AG2	93,403	8,156
	Viatris, Inc.	110,678	1,105
	EUROAPI[1]	5,869	67

			1,449,370

Consumer	Chipotle Mexican Grill, Inc.[1]	136,100	291,118
discretionary	LVMH Moët Hennessy-Louis Vuitton SE	221,218	208,769
15.10%	Floor & Decor Holdings, Inc., Class A1	914,698	95,092
	Cie. Financière Richemont SA, Class A	423,330	71,828
	Renault SA	1,688,781	71,256
	Prosus NV, Class N	664,993	48,663

28 American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Evolution AB	367,568	$46,578
discretionary	Booking Holdings, Inc.[1]	16,000	43,205
(continued)	MGM China Holdings, Ltd.[1,2]	27,294,400	31,978
	NIKE, Inc., Class B	266,500	29,414
	MercadoLibre, Inc.[1]	22,250	26,357
	Coupang, Inc., Class A1	1,445,604	25,153
	Wynn Macau, Ltd.[1]	21,430,000	19,515
	Amazon.com, Inc.[1]	147,000	19,163
	Home Depot, Inc.	59,500	18,483
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,434,100	17,510
	Tractor Supply Co.	75,200	16,627
	Tesla, Inc.[1]	60,000	15,706
	Moncler SpA	217,370	15,041
	IDP Education, Ltd.[2]	802,377	11,865

			1,123,321

Financials	Tradeweb Markets, Inc., Class A	1,527,288	104,589
9.55%	AIA Group, Ltd.	9,002,200	91,851
	3i Group PLC	2,792,000	69,337
	Fiserv, Inc.[1]	497,600	62,772
	AXA SA	1,692,893	50,014
	Aon PLC, Class A	96,600	33,346
	Prudential PLC	2,203,282	31,071
	Blackstone, Inc.	312,000	29,007
	Société Générale	1,011,450	26,330
	Citigroup, Inc.	569,715	26,230
	Ping An Insurance (Group) Company of China, Ltd., Class H	3,855,500	24,703
	HDFC Bank, Ltd.	1,098,800	22,830
	Banco Santander, SA	5,334,500	19,794
	Mastercard, Inc., Class A	49,000	19,272
	London Stock Exchange Group PLC	165,000	17,484
	Adyen NV1	10,022	17,364
	Visa, Inc., Class A	70,197	16,670
	Zurich Insurance Group AG	32,005	15,206
	Wells Fargo & Company	347,300	14,823
	AU Small Finance Bank, Ltd.	1,416,725	13,021
	The Carlyle Group, Inc.	95,600	3,054
	Jackson Financial, Inc., Class A	44,327	1,357
	Moscow Exchange MICEX-RTS PJSC[3]	12,640,000	–	[4]

			710,125

Industrials	Carrier Global Corp.	1,366,400	67,924
7.97%	Boeing Company[1]	309,100	65,270
	Caterpillar, Inc.	231,600	56,985
	MTU Aero Engines AG	167,000	43,270
	Alliance Global Group, Inc.	156,400,700	38,027
	Airbus SE, non-registered shares	245,400	35,474
	DSV A/S	157,870	33,224
	Nidec Corp.	599,400	32,947
	Safran SA	156,300	24,556
	GT Capital Holdings, Inc.	2,454,611	22,927
	NIBE Industrier AB, Class B	2,142,588	20,365
	Rentokil Initial PLC	2,380,000	18,589
	Techtronic Industries Co., Ltd.	1,679,500	18,377
	Daikin Industries, Ltd.	74,600	15,228
	Canadian Pacific Kansas City, Ltd. (CAD denominated)	183,000	14,781
	ASSA ABLOY AB, Class B	611,000	14,667
	SMC Corp.	22,500	12,505
	L3Harris Technologies, Inc.	62,600	12,255
	Recruit Holdings Co., Ltd.	382,400	12,204

American Funds Insurance Series 29

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	BayCurrent Consulting, Inc.	321,000	$12,060
(continued)	Rheinmetall AG	37,223	10,220
	Schneider Electric SE	33,509	6,108
	TransDigm Group, Inc.	5,500	4,918

			592,881

Consumer staples	Philip Morris International, Inc.	1,478,000	144,282
7.86%	Keurig Dr Pepper, Inc.	2,125,530	66,465
	Kweichow Moutai Co., Ltd., Class A	278,166	64,860
	Altria Group, Inc.	1,248,500	56,557
	Pernod Ricard SA	216,053	47,735
	British American Tobacco PLC	1,383,000	45,883
	Nestlé SA	360,086	43,327
	Monster Beverage Corp.[1]	634,204	36,429
	Carrefour SA, non-registered shares	1,055,594	20,005
	Costco Wholesale Corp.	35,970	19,366
	Dollar Tree Stores, Inc.[1]	95,000	13,632
	Simply Good Foods Co.[1]	263,800	9,652
	Bunge, Ltd.	85,000	8,020
	Target Corp.	60,500	7,980

			584,193

Materials	Sherwin-Williams Company	385,500	102,358
3.96%	Linde PLC	169,940	64,761
	SIG Group AG1	1,798,000	49,691
	Vale SA, ordinary nominative shares	1,577,389	21,156
	Shin-Etsu Chemical Co., Ltd.	552,500	18,363
	First Quantum Minerals, Ltd.	706,200	16,707
	Corteva, Inc.	201,300	11,535
	DSM-Firmenich AG	93,100	10,019

			294,590

Communication	Alphabet, Inc., Class A1	1,180,100	141,258
services	Meta Platforms, Inc., Class A1	247,923	71,149
3.44%	Publicis Groupe SA	273,000	21,297
	Tencent Holdings, Ltd.	297,100	12,645
	Bharti Airtel, Ltd.	868,779	9,319

			255,668

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	1,647,615	92,632
3.22%	Cenovus Energy, Inc. (CAD denominated)	3,151,200	53,521
	Reliance Industries, Ltd.	1,080,600	33,693
	Schlumberger NV	335,000	16,455
	Exxon Mobil Corp.	152,500	16,356
	TotalEnergies SE	200,300	11,480
	Halliburton Co.	235,128	7,757
	Gaztransport & Technigaz SA	75,000	7,637
	Gazprom PJSC[3]	8,346,000	–	[4]
	LUKOIL Oil Co. PJSC[3]	246,300	–	[4]

			239,531

Utilities	Brookfield Infrastructure Partners, LP	247,500	9,046

0.12%	Total common stocks (cost: $4,481,950,000)		7,082,197

30 American Funds Insurance Series

Global Growth Fund (continued)

Preferred securities 1.30%		Shares	Value (000)
Health care	Sartorius AG, nonvoting non-registered preferred shares[2]	228,400	$78,324

1.05%

Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	406,300	18,440

technology	Total preferred securities (cost: $24,068,000)		96,764

0.25%

Short-term securities 3.62%
Money market investments 3.50%
	Capital Group Central Cash Fund 5.15%[5,6]	2,604,985	260,524

Money market investments purchased with collateral from securities on loan 0.12%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[5,7]	4,605,002	4,605
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[5,7]	4,045,720	4,046

			8,651

	Total short-term securities (cost: $269,145,000)		269,175

	Total investment securities 100.15% (cost: $4,775,163,000)		7,448,136
	Other assets less liabilities (0.15)%		(11,283)

	Net assets 100.00%		$7,436,853

Investments in affiliates[6]

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 3.50%
Money market investments 3.50%
Capital Group Central Cash Fund 5.15%[5]	$164,535	$813,362	$717,405	$28	$4	$260,524	$5,675

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $11,345,000, which represented ..15% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 6/30/2023.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

American Funds Insurance Series 31

Global Small Capitalization Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 95.88%		Shares	Value (000)
Industrials	International Container Terminal Services, Inc.	11,690,490	$43,117
19.93%	Visional, Inc.[1]	542,250	30,019
	Saia, Inc.[1]	80,994	27,733
	IMCD NV	177,337	25,508
	Interpump Group SpA	454,700	25,289
	Trelleborg AB, Class B	982,292	23,839
	Cleanaway Waste Management, Ltd.	12,501,414	21,637
	Instalco AB	4,098,065	20,452
	Stericycle, Inc.[1]	415,970	19,318
	Fasadgruppen Group AB	2,370,503	18,648
	Wizz Air Holdings PLC[1]	487,387	16,953
	The AZEK Co., Inc., Class A1	526,835	15,958
	Diploma PLC	413,200	15,689
	Ceridian HCM Holding, Inc.[1]	211,500	14,164
	Dürr AG	426,625	13,799
	EuroGroup Laminations SpA[1]	1,841,164	13,197
	Rumo SA	2,802,100	12,992
	CG Power and Industrial Solutions, Ltd.	2,709,008	12,514
	Woodward, Inc.	105,000	12,486
	Melrose Industries PLC	1,755,389	11,300
	Hensoldt AG	337,689	11,084
	Alfen NV1,2	162,431	10,926
	Reliance Worldwide Corp., Ltd.	3,875,607	10,661
	ALS, Ltd.	1,330,332	9,935
	Engcon AB, Class B	1,070,647	9,547
	Cargotec OYJ, Class B, non-registered shares	165,450	9,086
	Comfort Systems USA, Inc.	55,327	9,085
	Daiseki Co., Ltd.	313,600	8,846
	XPO, Inc.[1]	142,400	8,402
	Japan Airport Terminal Co., Ltd.	184,700	8,361
	Boyd Group Services, Inc.	40,993	7,821
	Addtech AB, Class B	353,050	7,695
	Carel Industries SpA	252,900	7,627
	Centre Testing International Group Co., Ltd.	2,684,839	7,214
	GVS SpA[1,2]	1,192,262	7,210
	Guangzhou Baiyun International Airport Co., Ltd., Class A1	3,524,879	6,971
	Trex Co., Inc.[1]	102,977	6,751
	Godrej Industries Ltd.[1]	1,032,000	6,521
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1]	460,200	6,420
	KEI Industries, Ltd.	225,049	6,371
	Burckhardt Compression Holding AG	9,963	5,849
	SIS, Ltd.[1]	1,128,949	5,820
	First Advantage Corp.[1]	361,017	5,563
	Harsha Engineers International, Ltd.	970,777	5,448
	ICF International, Inc.	43,592	5,422
	DL E&C Co., Ltd.	177,600	4,713
	Sulzer AG	54,789	4,713
	Japan Elevator Service Holdings Co., Ltd.	331,056	4,350
	Atkore, Inc.[1]	22,400	3,493
	TELUS International (Cda), Inc., subordinate voting shares[1]	228,852	3,474
	Dätwyler Holding, Inc., non-registered shares	16,159	3,447
	NORMA Group SE, non-registered shares	153,947	2,842
	Aalberts NV, non-registered shares	64,502	2,715
	LIXIL Corp.	196,500	2,496
	Antares Vision SpA[1]	281,100	2,113
	ManpowerGroup, Inc.	22,631	1,797
	Matson, Inc.	8,674	674

			626,075

32 American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Melco Resorts & Entertainment, Ltd. (ADR)[1]	3,600,384	$43,961
discretionary	Skechers USA, Inc., Class A1	700,000	36,862
19.22%	Thor Industries, Inc.	340,472	35,239
	DraftKings, Inc., Class A1	1,286,908	34,193
	Five Below, Inc.[1]	165,181	32,465
	Mattel, Inc.[1]	1,400,000	27,356
	YETI Holdings, Inc.[1]	613,869	23,843
	Entain PLC	1,424,930	23,141
	TopBuild Corp.[1]	82,261	21,883
	Evolution AB	164,961	20,904
	Light & Wonder, Inc.[1]	299,658	20,604
	NEXTAGE Co., Ltd.[2]	1,036,500	20,150
	Wyndham Hotels & Resorts, Inc.	279,778	19,184
	Asbury Automotive Group, Inc.[1]	74,351	17,875
	Inchcape PLC	1,740,829	17,205
	WH Smith PLC	828,756	16,343
	HUGO BOSS AG	208,981	16,313
	Lands’ End, Inc.[1,3]	2,100,000	16,296
	Helen of Troy, Ltd.[1]	141,542	15,289
	Domino’s Pizza Enterprises, Ltd.	471,514	14,592
	Kindred Group PLC (SDR)	1,164,011	12,401
	Golden Entertainment, Inc.[1]	256,800	10,734
	Shoei Co., Ltd.	563,400	10,444
	MRF, Ltd.	8,205	10,132
	Musti Group OYJ	495,800	9,693
	Tongcheng Travel Holdings, Ltd.[1]	4,538,400	9,525
	NOK Corp.	602,000	8,826
	Tube Investments of India, Ltd.	204,200	7,908
	On Holding AG, Class A1	238,410	7,868
	Compagnie Plastic Omnium SA	337,633	5,939
	Ariston Holding NV	545,355	5,771
	Melco International Development, Ltd.[1]	6,130,000	5,711
	Haichang Ocean Park Holdings, Ltd.[1]	30,194,000	4,593
	Chervon Holdings, Ltd.	1,048,800	4,151
	IDP Education, Ltd.	246,810	3,650
	Elior Group SA1	1,153,174	3,303
	Persimmon PLC	251,990	3,285
	Everi Holdings, Inc.[1]	174,900	2,529
	First Watch Restaurant Group, Inc.[1]	105,725	1,787
	Arco Platform, Ltd., Class A1,2	131,900	1,601

			603,549

Information	eMemory Technology, Inc.	594,430	42,527
technology	Wolfspeed, Inc.[1]	705,981	39,245
18.76%	Confluent, Inc., Class A1	1,096,085	38,703
	Rogers Corp.[1]	171,112	27,708
	PAR Technology Corp.[1,2]	837,615	27,583
	GitLab, Inc., Class A1	512,260	26,182
	Nordic Semiconductor ASA[1]	2,041,037	24,786
	ALTEN SA, non-registered shares	142,299	22,426
	Net One Systems Co., Ltd.	973,456	21,401
	SUMCO Corp.[2]	1,466,300	20,754
	Credo Technology Group Holding, Ltd.[1]	1,159,609	20,108
	Tanla Platforms, Ltd.	1,327,291	16,572
	Pegasystems, Inc.	309,854	15,276
	Silicon Laboratories, Inc.[1]	95,000	14,985
	Smartsheet, Inc., Class A1	346,627	13,262
	Alphawave IP Group PLC[1]	7,104,698	12,974
	MACOM Technology Solutions Holdings, Inc.[1]	190,000	12,451
	CCC Intelligent Solutions Holdings, Inc.[1]	1,033,074	11,581
	Kingdee International Software Group Co., Ltd.[1]	8,134,224	10,921

American Funds Insurance Series 33

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Information	SHIFT, Inc.[1]	59,200	$10,817
technology	Qorvo, Inc.[1]	104,345	10,646
(continued)	MongoDB, Inc., Class A1	23,300	9,576
	SINBON Electronics Co., Ltd.	797,550	9,491
	BE Semiconductor Industries NV	86,402	9,367
	Semtech Corp.[1]	362,319	9,225
	INFICON Holding AG	7,397	8,923
	Keywords Studios PLC	344,606	7,927
	Unity Software, Inc.[1,2]	171,112	7,430
	Xiamen Faratronic Co., Ltd., Class A	384,267	7,265
	Topicus.com, Inc., subordinate voting shares[1]	87,540	7,180
	LEM Holding SA	2,850	7,133
	Tokyo Seimitsu Co., Ltd.	125,600	6,953
	Extreme Networks, Inc.[1]	259,796	6,768
	SentinelOne, Inc., Class A1	447,038	6,750
	Cognex Corp.	116,600	6,532
	OVH Groupe SAS[1,2]	591,394	6,106
	Bentley Systems, Inc., Class B	111,857	6,066
	MKS Instruments, Inc.	48,570	5,250
	Kingboard Laminates Holdings, Ltd.	4,498,000	4,242
	Softcat PLC	222,430	3,999
	Globant SA1	17,730	3,186
	Aspen Technology, Inc.[1]	17,052	2,858
	GlobalWafers Co., Ltd.	145,000	2,327
	Kingboard Holdings, Ltd.	710,000	1,946
	Yotpo, Ltd.[1,4,5]	678,736	923
	Maruwa Co., Ltd.	5,300	822

			589,153

Health care	Haemonetics Corp.[1]	1,011,991	86,161
14.73%	Insulet Corp.[1]	251,425	72,496
	CONMED Corp.	214,975	29,213
	Max Healthcare Institute, Ltd.[1]	3,187,586	23,317
	Vaxcyte, Inc.[1]	319,731	15,967
	Integra LifeSciences Holdings Corp.[1]	385,860	15,870
	Hapvida Participações e Investimentos SA1	16,873,150	15,435
	DiaSorin Italia SpA	134,308	13,978
	iRhythm Technologies, Inc.[1]	132,230	13,794
	Ambu AS, Class B, non-registered shares[1]	752,899	12,316
	Bachem Holding AG	135,555	11,837
	ICON PLC[1]	46,061	11,524
	CompuGroup Medical SE & Co. KGaA	228,815	11,256
	The Ensign Group, Inc.	114,846	10,963
	Glenmark Pharmaceuticals, Ltd.[1]	1,222,353	10,084
	Penumbra, Inc.[1]	28,870	9,933
	Denali Therapeutics, Inc.[1]	327,907	9,677
	Ocumension Therapeutics[1,2]	9,650,966	9,415
	Guardant Health, Inc.[1]	243,104	8,703
	New Horizon Health, Ltd.[1,2]	2,328,844	8,167
	Encompass Health Corp.	117,866	7,981
	Inhibrx, Inc.[1]	263,236	6,834
	Netcare, Ltd.	8,818,088	6,750
	Angelalign Technology, Inc.[2]	640,800	6,000
	CanSino Biologics, Inc., Class H	1,678,600	5,627
	Hypera SA, ordinary nominative shares	582,885	5,601
	Shandong Pharmaceutical Glass Co., Ltd., Class A	1,250,600	4,692
	Medmix AG	171,454	4,534
	Masimo Corp.[1]	23,687	3,898
	Amplifon SpA[2]	97,143	3,565

34 American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Nordhealth AS, Class A1,2	1,279,999	$2,972
(continued)	Amvis Holdings, Inc.	122,400	2,786
	IDEAYA Biosciences, Inc.[1]	47,360	1,113

			462,459

Financials	Cholamandalam Investment and Finance Co., Ltd.	2,859,647	39,809
8.93%	Eurobank Ergasias Services and Holdings SA1	15,339,241	25,283
	HDFC Asset Management Co., Ltd.	780,039	21,841
	Euronet Worldwide, Inc.[1]	144,187	16,923
	Stifel Financial Corp.	271,050	16,174
	Star Health & Allied Insurance Co., Ltd.[1]	2,131,169	15,219
	IIFL Finance, Ltd.	2,116,842	13,065
	Janus Henderson Group PLC	440,000	11,990
	Fukuoka Financial Group, Inc.	572,200	11,811
	360 ONE WAM, Ltd.	2,054,000	11,376
	SiriusPoint, Ltd.[1]	1,100,000	9,933
	Essent Group, Ltd.	200,000	9,360
	Bridgepoint Group PLC	3,459,845	8,896
	Remgro, Ltd.	1,137,720	8,890
	Five-Star Business Finance, Ltd.[1]	993,023	7,850
	Patria Investments, Ltd., Class A2	508,200	7,267
	Vontobel Holding AG	95,492	6,070
	Aptus Value Housing Finance India, Ltd.	1,816,424	5,502
	Aditya Birla Capital, Ltd.[1]	2,125,733	5,094
	AvidXchange Holdings, Inc.[1]	489,768	5,084
	Aavas Financiers, Ltd.[1]	268,552	5,041
	AU Small Finance Bank, Ltd.	483,716	4,446
	Glacier Bancorp, Inc.	123,330	3,844
	Banco del Bajio, SA	1,000,000	3,039
	Bolsa Mexicana de Valores, SAB de CV, Series A	1,373,300	2,850
	Marqeta, Inc., Class A1	355,670	1,732
	Capitec Bank Holdings, Ltd.	15,161	1,263
	Independent Bank Group, Inc.	20,402	705

			280,357

Materials	JSR Corp.	635,535	18,271
3.97%	LANXESS AG	534,455	16,093
	Zeon Corp.	1,648,100	15,980
	PI Industries, Ltd.	188,382	9,011
	Resonac Holdings Co., Ltd.	478,200	7,778
	Kaneka Corp.	274,500	7,704
	Huhtamäki OYJ	225,000	7,390
	Gujarat Fluorochemicals, Ltd.[1]	197,025	7,049
	Navin Fluorine International, Ltd.	125,000	6,864
	Vidrala, SA, non-registered shares	64,918	6,125
	Materion Corp.	51,409	5,871
	Livent Corp.[1]	198,353	5,441
	Lundin Mining Corp.	600,000	4,701
	Mayr-Melnhof Karton AG, non-registered shares	17,479	2,559
	Recticel SA/NV	175,000	2,082
	Toyo Gosei Co., Ltd.	26,500	1,896

			124,815

Real estate	Altus Group, Ltd.[2]	551,189	18,278
2.65%	Embassy Office Parks REIT	4,939,400	17,527
	Macrotech Developers, Ltd.	1,165,394	9,671
	ESR-Logos REIT	36,822,373	9,122
	JHSF Participações SA	5,823,950	6,191
	Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	6,164

American Funds Insurance Series 35

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Real estate	Fibra Uno Administración REIT, SA de CV	3,400,000	$4,966
(continued)	Mindspace Business Parks REIT	1,250,000	4,705
	TAG Immobilien AG1	410,076	3,875
	Ayala Land, Inc.	3,718,100	1,639
	St. Joe Co.	20,462	989

			83,127

Communication	Lions Gate Entertainment Corp., Class B1	3,059,785	25,549
services	Indosat Tbk PT	38,135,167	21,944
2.44%	JCDecaux SE1	976,059	19,351
	Rightmove PLC	816,439	5,423
	Trustpilot Group PLC[1]	2,966,832	2,568
	IHS Holding, Ltd.[1]	192,833	1,886

			76,721

Energy	Venture Global LNG, Inc., Series C1,4,5	2,760	47,549
2.31%	United Tractors Tbk PT	6,273,300	9,842
	Subsea 7 SA	617,043	7,676
	Weatherford International[1]	82,600	5,486
	Aegis Logistics, Ltd.	427,266	1,674
	Helmerich & Payne, Inc.	7,700	273

			72,500

Utilities	ENN Energy Holdings, Ltd.	1,205,597	15,066
1.50%	ACEN Corp.[1]	152,135,250	14,892
	Brookfield Infrastructure Corp., Class A, subordinate voting shares[2]	157,667	7,190
	Neoenergia SA	1,442,015	6,394
	SembCorp Industries, Ltd.	824,100	3,507

			47,049

Consumer staples	Grocery Outlet Holding Corp.[1]	790,478	24,197
1.44%	Redcare Pharmacy NV, non-registered shares[1]	146,055	15,113
	Scandinavian Tobacco Group A/S	305,111	5,078
	AAK AB	32,189	606
	DocMorris AG1,2	9,250	403

			45,397

	Total common stocks (cost: $2,337,881,000)		3,011,202

Preferred securities 0.67%
Information	SmartHR, Inc., Series D, preferred shares[1,4,5]	3,006	12,304
technology	Yotpo, Ltd., Series F, preferred shares[1,4,5]	2,158,609	2,936
0.66%	Yotpo, Ltd., Series B, preferred shares[1,4,5]	287,894	391
	Yotpo, Ltd., Series C, preferred shares[1,4,5]	274,070	373
	Yotpo, Ltd., Series A-1, preferred shares[1,4,5]	183,819	250
	Yotpo, Ltd., Series A, preferred shares[1,4,5]	89,605	122
	Yotpo, Ltd., Series C-1, preferred shares[1,4,5]	75,980	103
	Yotpo, Ltd., Series D, preferred shares[1,4,5]	42,368	58
	Yotpo, Ltd., Series B-1, preferred shares[1,4,5]	33,838	46
	Outreach Corp., Series G, preferred shares[1,4,5]	154,354	4,101

			20,684

Health care	PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,4,5]	2,931,405	196

0.01%	Total preferred securities (cost: $31,674,000)		20,880

36 American Funds Insurance Series

Global Small Capitalization Fund (continued)

Rights & warrants 0.38%		Shares	Value (000)
Information	OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 1/27/2025[1,6]	526,700	$11,970

technology	Total rights & warrants (cost: $12,265,000)		11,970

0.38%

Short-term securities 4.17%
Money market investments 2.96%
	Capital Group Central Cash Fund 5.15%[3,7]	928,942	92,904

Money market investments purchased with collateral from securities on loan 1.21%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 5.05%[7,8]	13,538,555	13,539
	Capital Group Central Cash Fund 5.15%[3,7,8]	132,339	13,235
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[7,8]	11,363,450	11,363

			38,137

	Total short-term securities (cost: $131,016,000)		131,041

	Total investment securities 101.10% (cost: $2,512,836,000)		3,175,093
	Other assets less liabilities (1.10)%		(34,643)

	Net assets 100.00%		$3,140,450

Investments in affiliates3

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Common stocks 0.52%
Consumer discretionary 0.52%
Lands’ End, Inc.[1]	$15,939	$–	$–		$–	$357	$16,296	$–
Short-term securities 3.38%
Money market investments 2.96%
Capital Group Central Cash Fund 5.15%[7]	95,809	237,021	239,945		12	7	92,904	2,594
Money market investments purchased with collateral from securities on loan 0.42%
Capital Group Central Cash Fund 5.15%[7,8]	23,235		10,000	[9]			13,235	–	[10]

Total short-term securities							106,139

Total 3.90%					$12	$364	$122,435	$2,594

American Funds Insurance Series 37

Global Small Capitalization Fund (continued)

Restricted securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Venture Global LNG, Inc., Series C1,4	5/1/2015	$8,280	$47,549		1.51%

SmartHR, Inc., Series D, preferred shares[1,4]	5/28/2021	14,344	12,304	.39

Yotpo, Ltd., Series F, preferred shares[1,4]	2/25/2021	4,748	2,936	.10

Yotpo, Ltd.[1,4]	3/16/2021	1,418	923	.03

Yotpo, Ltd., Series B, preferred shares[1,4]	3/16/2021	602	391	.01

Yotpo, Ltd., Series C, preferred shares[1,4]	3/16/2021	573	373	.01

Yotpo, Ltd., Series A-1, preferred shares[1,4]	3/16/2021	384	250	.01

Yotpo, Ltd., Series A, preferred shares[1,4]	3/16/2021	187	122	.01

Yotpo, Ltd., Series C-1, preferred shares[1,4]	3/16/2021	159	103	.00	[11]

Yotpo, Ltd., Series D, preferred shares[1,4]	3/16/2021	89	58	.00	[11]

Yotpo, Ltd., Series B-1, preferred shares[1,4]	3/16/2021	71	46	.00	[11]

Outreach Corp., Series G, preferred shares[1,4]	5/27/2021	4,517	4,101	.13

PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,4]	2/7/2020	6,000	196	.01

Total		$41,372	$69,352		2.21%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $61,683,000, which represented 1.96% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $69,352,000, which represented 2.21% of the net assets of the fund.

[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,970,000, which represented .38% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 6/30/2023.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[11]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

Refer to the notes to financial statements.

38 American Funds Insurance Series

Growth Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 97.70%		Shares	Value (000)
Information	Microsoft Corp.	5,878,798	$2,001,966
technology	Broadcom, Inc.	991,420	859,987
19.62%	ASML Holding NV	701,108	507,511
	ASML Holding NV (New York registered) (ADR)	189,937	137,657
	Salesforce, Inc.[1]	1,876,667	396,465
	Apple, Inc.	1,835,276	355,988
	NVIDIA Corp.	722,500	305,632
	Shopify, Inc., Class A, subordinate voting shares[1]	4,184,614	270,326
	Cloudflare, Inc., Class A1	3,611,700	236,097
	Synopsys, Inc.[1]	459,300	199,984
	Applied Materials, Inc.	1,213,730	175,433
	Taiwan Semiconductor Manufacturing Company, Ltd.	5,119,000	95,394
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	788,400	79,566
	Motorola Solutions, Inc.	501,000	146,933
	ServiceNow, Inc.[1]	233,666	131,313
	Adobe, Inc.[1]	253,534	123,976
	Micron Technology, Inc.	1,861,457	117,477
	Wolfspeed, Inc.[1]	2,109,815	117,285
	MicroStrategy, Inc., Class A1,2	236,458	80,968
	Constellation Software, Inc.	38,102	78,944
	Keyence Corp.	165,500	78,268
	SAP SE	477,361	65,181
	DocuSign, Inc.[1]	1,148,159	58,659
	CDW Corp.	311,859	57,226
	GoDaddy, Inc., Class A1	645,081	48,465
	RingCentral, Inc., Class A1	1,465,500	47,966
	MongoDB, Inc., Class A1	99,000	40,688
	NetApp, Inc.	527,540	40,304
	MKS Instruments, Inc.	360,705	38,992
	Intel Corp.	1,136,000	37,988
	Silicon Laboratories, Inc.[1]	231,815	36,566
	TE Connectivity, Ltd.	218,000	30,555
	Trimble, Inc.[1]	533,734	28,256
	Smartsheet, Inc., Class A1	729,700	27,918
	BILL Holdings, Inc.[1]	205,146	23,971
	Intuit, Inc.	48,300	22,131
	Atlassian Corp., Class A1	125,959	21,137
	Ciena Corp.[1]	382,700	16,261
	Fair Isaac Corp.[1]	17,982	14,551
	Dynatrace, Inc.[1]	230,250	11,851
	Palo Alto Networks, Inc.[1]	43,600	11,140
	CrowdStrike Holdings, Inc., Class A1	62,700	9,209
	Kulicke and Soffa Industries, Inc.	151,860	9,028
	Datadog, Inc., Class A1	85,225	8,384
	Enphase Energy, Inc.[1]	45,303	7,587
	Stripe, Inc., Class B1,3,4	168,598	3,395

			7,214,579

Communication	Meta Platforms, Inc., Class A1	9,732,179	2,792,941
services	Netflix, Inc.[1]	3,534,737	1,557,016
17.89%	Alphabet, Inc., Class C1	7,205,896	871,697
	Alphabet, Inc., Class A1	2,496,033	298,775
	Take-Two Interactive Software, Inc.[1]	1,259,595	185,362
	Charter Communications, Inc., Class A1	441,976	162,369
	Snap, Inc., Class A, nonvoting shares[1]	12,016,000	142,269
	Verizon Communications, Inc.	3,720,000	138,347
	Comcast Corp., Class A	3,165,988	131,547
	Pinterest, Inc., Class A1	3,756,864	102,713
	Frontier Communications Parent, Inc.[1]	3,168,010	59,052
	T-Mobile US, Inc.[1]	408,294	56,712

American Funds Insurance Series 39

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Communication	Iridium Communications, Inc.	604,439	$37,548
services	Electronic Arts, Inc.	188,500	24,448
(continued)	ZoomInfo Technologies, Inc.[1]	555,700	14,109

			6,574,905

Consumer	Tesla, Inc.[1]	7,647,300	2,001,834
discretionary	Amazon.com, Inc.[1]	3,330,441	434,156
15.52%	D.R. Horton, Inc.	2,611,044	317,738
	Home Depot, Inc.	1,021,730	317,390
	Royal Caribbean Cruises, Ltd.[1]	2,197,978	228,018
	Chipotle Mexican Grill, Inc.[1]	104,198	222,880
	DoorDash, Inc., Class A1	2,869,400	219,280
	Airbnb, Inc., Class A1	1,544,000	197,879
	LVMH Moët Hennessy-Louis Vuitton SE	158,000	149,109
	Tractor Supply Co.	620,446	137,181
	Evolution AB	1,047,654	132,758
	Hermès International	61,000	132,702
	Norwegian Cruise Line Holdings, Ltd.[1]	5,591,100	121,718
	Aramark	2,477,864	106,672
	adidas AG	513,503	99,596
	Amadeus IT Group SA, Class A, non-registered shares	1,300,613	99,160
	O’Reilly Automotive, Inc.[1]	79,800	76,233
	Booking Holdings, Inc.[1]	23,023	62,170
	Toll Brothers, Inc.	744,683	58,882
	Etsy, Inc.[1]	630,310	53,331
	Darden Restaurants, Inc.	308,568	51,556
	NIKE, Inc., Class B	467,106	51,554
	Las Vegas Sands Corp.[1]	845,000	49,010
	YUM! Brands, Inc.	275,700	38,198
	Floor & Decor Holdings, Inc., Class A1	355,300	36,937
	Salvatore Ferragamo SpA[2]	2,174,477	35,824
	Polaris, Inc.	280,000	33,860
	Burlington Stores, Inc.[1]	197,450	31,077
	VF Corp.	1,614,746	30,826
	Helen of Troy, Ltd.[1]	269,597	29,122
	Adient PLC[1]	722,000	27,667
	Caesars Entertainment, Inc.[1]	532,514	27,142
	NVR, Inc.[1]	3,395	21,560
	Skyline Champion Corp.[1]	259,241	16,967
	Flutter Entertainment PLC (CDI)[1]	65,253	13,106
	Flutter Entertainment PLC[1]	8,614	1,734
	Hilton Worldwide Holdings, Inc.	100,828	14,676
	YETI Holdings, Inc.[1]	372,600	14,472
	Service Corp. International	200,000	12,918

			5,706,893

Health care	Regeneron Pharmaceuticals, Inc.[1]	1,068,751	767,940
14.09%	Intuitive Surgical, Inc.[1]	2,058,000	703,713
	UnitedHealth Group, Inc.	1,202,858	578,142
	Alnylam Pharmaceuticals, Inc.[1]	2,109,316	400,643
	Seagen, Inc.[1]	1,832,651	352,712
	Vertex Pharmaceuticals, Inc.[1]	879,601	309,540
	Thermo Fisher Scientific, Inc.	525,500	274,180
	Eli Lilly and Company	458,748	215,144
	Centene Corp.[1]	2,975,690	200,710
	Moderna, Inc.[1]	1,271,838	154,528
	Edwards Lifesciences Corp.[1]	1,471,694	138,825
	NovoCure, Ltd.[1]	2,216,243	91,974
	AstraZeneca PLC	550,784	78,893
	Karuna Therapeutics, Inc.[1]	354,222	76,813

40 American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Novo Nordisk AS, Class B	425,517	$68,727
(continued)	Molina Healthcare, Inc.[1]	205,507	61,907
	R1 RCM, Inc.[1,2]	3,162,865	58,355
	Guardant Health, Inc.[1]	1,545,803	55,340
	Danaher Corp.	216,235	51,896
	Zoetis, Inc., Class A	297,320	51,201
	Bristol-Myers Squibb Company	796,057	50,908
	Verily Life Sciences, LLC[1,3,4]	300,178	45,222
	Align Technology, Inc.[1]	121,000	42,790
	Abbott Laboratories	384,981	41,971
	Ascendis Pharma AS (ADR)[1]	437,553	39,052
	Veeva Systems, Inc., Class A1	186,440	36,865
	Mettler-Toledo International, Inc.[1]	26,000	34,103
	Catalent, Inc.[1]	704,073	30,529
	Exact Sciences Corp.[1]	276,000	25,916
	GE HealthCare Technologies, Inc.	312,599	25,396
	agilon health, Inc.[1]	1,405,448	24,370
	Humana, Inc.	52,000	23,251
	DexCom, Inc.[1]	148,800	19,122
	CRISPR Therapeutics AG1	262,678	14,747
	Pacific Biosciences of California, Inc.[1]	1,102,052	14,657
	Galapagos NV1	231,294	9,412
	Ultragenyx Pharmaceutical, Inc.[1]	161,278	7,440
	Biohaven, Ltd.[1]	65,550	1,568
	Sana Biotechnology, Inc.[1,2]	179,600	1,070

			5,179,572

Industrials	Uber Technologies, Inc.[1]	14,666,767	633,164
12.12%	TransDigm Group, Inc.	698,282	624,383
	Delta Air Lines, Inc.	7,215,000	343,001
	Carrier Global Corp.	5,403,661	268,616
	Jacobs Solutions, Inc.	2,169,000	257,872
	United Rentals, Inc.	463,100	206,251
	Caterpillar, Inc.	715,348	176,011
	Ryanair Holdings PLC (ADR)[1]	1,500,325	165,936
	Ryanair Holdings PLC[1]	96,554	1,817
	General Electric Co.	1,414,588	155,393
	Waste Connections, Inc.	1,008,159	144,096
	MTU Aero Engines AG	541,769	140,375
	Airbus SE, non-registered shares	955,893	138,179
	United Airlines Holdings, Inc.[1]	2,195,376	120,460
	Old Dominion Freight Line, Inc.	323,000	119,429
	Alaska Air Group, Inc.[1]	2,000,000	106,360
	Robert Half International, Inc.	1,300,500	97,824
	Boeing Company[1]	385,500	81,402
	Equifax, Inc.	290,691	68,400
	Ceridian HCM Holding, Inc.[1]	1,005,539	67,341
	Genpact, Ltd.	1,524,231	57,265
	Northrop Grumman Corp.	121,535	55,396
	Quanta Services, Inc.	238,000	46,755
	Axon Enterprise, Inc.[1]	233,551	45,571
	AMETEK, Inc.	253,600	41,053
	Advanced Drainage Systems, Inc.	350,426	39,871
	Rockwell Automation	118,900	39,172
	Canadian Pacific Kansas City, Ltd.	456,300	36,855
	ITT, Inc.	343,000	31,971
	HEICO Corp.	179,400	31,743
	Dun & Bradstreet Holdings, Inc.	2,339,500	27,068
	Saia, Inc.[1]	75,433	25,829
	Safran SA	160,243	25,176

American Funds Insurance Series 41

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Armstrong World Industries, Inc.	297,461	$21,852
(continued)	Paylocity Holding Corp.[1]	65,763	12,135
	Einride AB1,3,4	78,648	2,804

			4,456,826

Financials	Visa, Inc., Class A	2,482,783	589,611
6.59%	Mastercard, Inc., Class A	610,368	240,058
	Fiserv, Inc.[1]	1,833,900	231,346
	Bank of America Corp.	7,760,600	222,652
	KKR & Co., Inc.	2,409,043	134,906
	Apollo Asset Management, Inc.	1,557,942	119,666
	Toast, Inc., Class A1,2	4,137,957	93,394
	Marsh & McLennan Companies, Inc.	403,461	75,883
	T. Rowe Price Group, Inc.	642,000	71,917
	Blackstone, Inc.	738,000	68,612
	MSCI, Inc.	129,390	60,721
	Aon PLC, Class A	155,700	53,748
	JPMorgan Chase & Co.	313,702	45,625
	Ryan Specialty Holdings, Inc., Class A1	870,000	39,054
	Arch Capital Group, Ltd.[1]	492,472	36,862
	Capital One Financial Corp.	335,500	36,694
	Progressive Corp.	265,951	35,204
	Blue Owl Capital, Inc., Class A	2,891,712	33,688
	Block, Inc., Class A1	475,088	31,627
	Ares Management Corp., Class A	310,500	29,917
	Brookfield Asset Management, Ltd., Class A	826,188	26,958
	Tradeweb Markets, Inc., Class A	390,000	26,707
	S&P Global, Inc.	64,900	26,018
	Wells Fargo & Company	593,000	25,309
	Goldman Sachs Group, Inc.	64,250	20,723
	Nasdaq, Inc.	411,500	20,513
	Morgan Stanley	161,174	13,764
	Trupanion, Inc.[1,2]	519,075	10,215

			2,421,392

Energy	Halliburton Co.	12,143,661	400,620
4.33%	Canadian Natural Resources, Ltd. (CAD denominated)	6,534,500	367,382
	EOG Resources, Inc.	1,836,699	210,192
	Schlumberger NV	3,952,000	194,122
	EQT Corp.	2,798,000	115,082
	Cenovus Energy, Inc. (CAD denominated)	6,046,800	102,701
	Tourmaline Oil Corp.	2,061,700	97,144
	Hess Corp.	354,000	48,126
	ConocoPhillips	324,408	33,612
	MEG Energy Corp.[1]	830,000	13,157
	Equitrans Midstream Corp.	936,942	8,957

			1,591,095

Consumer staples	Dollar Tree Stores, Inc.[1]	1,909,701	274,042
3.92%	Dollar General Corp.	1,389,679	235,940
	Performance Food Group Co.[1]	3,559,500	214,424
	Target Corp.	1,400,000	184,660
	Costco Wholesale Corp.	249,200	134,164
	Kroger Co.	2,066,000	97,102
	Constellation Brands, Inc., Class A	320,900	78,983
	Monster Beverage Corp.[1]	983,479	56,491
	Keurig Dr Pepper, Inc.	1,562,000	48,844
	Molson Coors Beverage Company, Class B, restricted voting shares	608,423	40,059

42 American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	Estée Lauder Companies, Inc., Class A	197,486	$38,782
(continued)	Philip Morris International, Inc.	201,113	19,633
	British American Tobacco PLC	484,684	16,080

			1,439,204

Materials	Wheaton Precious Metals Corp.	3,674,000	158,790
2.45%	Silgan Holdings, Inc.	2,858,000	134,012
	Linde PLC	338,760	129,095
	Grupo México, SAB de CV, Series B	21,150,000	101,827
	ATI, Inc.[1]	2,070,860	91,594
	CF Industries Holdings, Inc.	1,006,500	69,871
	Royal Gold, Inc.	599,000	68,753
	Franco-Nevada Corp.	390,000	55,585
	Olin Corp.	550,660	28,298
	Mosaic Co.	684,500	23,957
	Summit Materials, Inc., Class A	570,855	21,607
	Barrick Gold Corp.	1,103,000	18,674

			902,063

Utilities	PG&E Corp.[1]	9,227,065	159,444
0.73%	Constellation Energy Corp.	799,127	73,160
	AES Corp.	1,085,884	22,510
	Edison International	199,191	13,834

			268,948

Real estate	Zillow Group, Inc., Class C, nonvoting shares[1]	1,568,375	78,826
0.44%	Crown Castle, Inc. REIT	381,000	43,411
	Equinix, Inc. REIT	51,784	40,596

			162,833

	Total common stocks (cost: $19,742,913,000)		35,918,310

Preferred securities 0.31%
Information	Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3,4]	2,763,342	55,638
technology	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	52,656	1,060
0.29%	PsiQuantum Corp., Series D, preferred shares[1,3,4]	906,761	24,301
	Samsung Electronics Co., Ltd., nonvoting preferred shares	489,101	22,198
	Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4]	406,310	2,218

			105,415

Industrials	ABL Space Systems Co., Series B2, preferred shares[1,3,4]	153,713	4,908
0.02%	Einride AB, Series C, preferred shares[1,3,4]	77,647	2,640

			7,548

	Total preferred securities (cost: $121,925,000)		112,963

Convertible stocks 0.02%
Financials	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	125,800	8,316

0.02%	Total convertible stocks (cost: $7,758,000)		8,316

American Funds Insurance Series 43

Growth Fund (continued)

Convertible bonds & notes 0.01%		Principal amount (000)	Value (000)
Consumer staples	JUUL Labs, Inc., convertible notes, 7.00% PIK 2/3/2025[3,4,5]	USD48,099	$3,434

0.01%	Total convertible bonds & notes (cost: $43,662,000)		3,434

Bonds, notes & other debt instruments 0.05%
Corporate bonds, notes & loans 0.05%
Consumer	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	19,060	17,793

discretionary	Total bonds, notes & other debt instruments (cost: $14,502,000)		17,793

0.05%

Short-term securities 2.14%		Shares
Money market investments 2.07%
	Capital Group Central Cash Fund 5.15%[7,8]	7,604,200	760,496

Money market investments purchased with collateral from securities on loan 0.07%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[7,9]	9,611,308	9,612
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[7,9]	9,440,918	9,441
	Capital Group Central Cash Fund 5.15%[7,8,9]	67,093	6,710

			25,763

	Total short-term securities (cost: $786,036,000)		786,259

	Total investment securities 100.23% (cost: $20,716,796,000)		36,847,075
	Other assets less liabilities (0.23)%		(82,747)

	Net assets 100.00%		$36,764,328

Investments in affiliates8

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 2.09%
Money market investments 2.07%
Capital Group Central Cash Fund 5.15%[7]	$1,142,555	$2,047,669	$2,429,917		$184	$5	$760,496	$26,412
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.15%[7,9]	24,410		17,700	[10]			6,710	–	[11]

Total 2.09%					$184	$5	$767,206	$26,412

44 American Funds Insurance Series

Growth Fund (continued)

Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3]	3/15/2023	$55,638	$55,638	.15%

Stripe, Inc., Class B1,3	5/6/2021	6,766	3,395	.01

Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	2,113	1,060	.00 [12]

Verily Life Sciences, LLC[1,3]	12/21/2018	37,000	45,222	.12

PsiQuantum Corp., Series D, preferred shares[1,3]	5/28/2021	23,781	24,301	.07

Einride AB1,3	2/1/2023	2,674	2,804	.01

Einride AB, Series C, preferred shares[1,3]	11/23/2022	2,640	2,640	.01

ABL Space Systems Co., Series B2, preferred shares[1,3]	10/22/2021	10,452	4,908	.01

JUUL Labs, Inc., convertible notes, 7.00% PIK 2/3/2025[3,5]	2/3/2020-5/3/2023	43,662	3,434	.01

Tipalti Solutions, Ltd., Series F, preferred shares[1,3]	12/1/2021	6,956	2,218	.01

Total		$191,682	$145,620	.40%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $27,798,000, which represented ..08% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $145,620,000, which represented .40% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,793,000, which represented .05% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 6/30/2023.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

PIK = Payment In Kind

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 45

International Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 95.95%		Shares	Value (000)
Industrials	Airbus SE, non-registered shares	1,603,511	$231,796
16.31%	Recruit Holdings Co., Ltd.	4,813,889	153,628
	Safran SA	698,073	109,675
	Melrose Industries PLC	12,204,660	78,564
	Siemens AG	385,532	64,171
	MTU Aero Engines AG	229,720	59,522
	DSV A/S	230,223	48,451
	Ashtead Group PLC	645,000	44,789
	Thales SA	271,438	40,631
	Techtronic Industries Co., Ltd.	3,599,500	39,386
	NIBE Industrier AB, Class B	3,485,992	33,134
	Legrand SA	305,587	30,315
	International Container Terminal Services, Inc.	7,953,240	29,333
	Rumo SA	6,131,077	28,426
	Diploma PLC	599,545	22,765
	Shenzhen Inovance Technology Co., Ltd., Class A	2,350,967	20,806
	Grab Holdings, Ltd., Class A1	5,356,295	18,372
	ZTO Express (Cayman), Inc., Class A (ADR)	595,154	14,926
	DHL Group	253,300	12,369
	AB Volvo, Class B	537,810	11,155
	Airports of Thailand PCL, foreign registered shares[1]	5,078,900	10,366
	Kingspan Group PLC	153,796	10,240
	Larsen & Toubro, Ltd.	290,071	8,747
	Fluidra, SA, non-registered shares	432,985	8,433
	Bureau Veritas SA	292,900	8,034
	TELUS International (Cda), Inc., subordinate voting shares[1,2]	526,752	7,996
	Astra International Tbk PT	15,845,900	7,220
	CCR SA, ordinary nominative shares	1,865,765	5,475
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	846,334	3,535

			1,162,260

Information	SK hynix, Inc.	3,170,752	279,579
technology	Shopify, Inc., Class A, subordinate voting shares[1]	3,657,025	236,244
15.18%	ASML Holding NV	180,335	130,539
	Taiwan Semiconductor Manufacturing Company, Ltd.	6,501,000	121,148
	NICE, Ltd. (ADR)[1]	382,500	78,986
	NXP Semiconductors NV	173,200	35,451
	Samsung Electronics Co., Ltd.	631,500	34,806
	Lasertec Corp.[2]	214,511	32,421
	Fujitsu, Ltd.	246,200	31,742
	Disco Corp.	146,500	23,177
	OBIC Co., Ltd.	108,800	17,443
	Constellation Software, Inc.	7,730	16,016
	Dassault Systemes SE	277,000	12,284
	SAP SE	60,985	8,327
	Tata Consultancy Services, Ltd.	185,186	7,472
	Canva, Inc.[1,3,4]	4,819	5,885
	Renesas Electronics Corp.[1]	300,600	5,689
	Infosys, Ltd.	305,452	4,951

			1,082,160

Health care	Daiichi Sankyo Company, Ltd.	9,749,808	309,180
12.98%	Novo Nordisk AS, Class B	1,250,591	201,988
	Olympus Corp.	5,036,100	79,716
	Bayer AG	958,036	52,966
	Siemens Healthineers AG	810,600	45,878
	Grifols, SA, Class A, non-registered shares[1]	2,789,283	35,774
	Grifols, SA, Class B (ADR)[1]	793,690	7,270
	Eurofins Scientific SE, non-registered shares	525,037	33,350
	AstraZeneca PLC	201,300	28,834

46 American Funds Insurance Series

International Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Takeda Pharmaceutical Company, Ltd.	690,800	$21,713
(continued)	M3, Inc.	963,135	20,822
	HOYA Corp.	148,500	17,714
	Sanofi	153,524	16,458
	Insulet Corp.[1]	46,653	13,452
	Ambu AS, Class B, non-registered shares[1]	662,880	10,843
	WuXi Biologics (Cayman), Inc.[1]	2,168,166	10,447
	WuXi AppTec Co., Ltd., Class H	920,200	7,393
	WuXi AppTec Co., Ltd., Class A	288,960	2,489
	bioMérieux SA	52,046	5,462
	Hapvida Participações e Investimentos SA1	3,777,281	3,455

			925,204

Materials	First Quantum Minerals, Ltd.	11,403,572	269,778
11.04%	Fortescue Metals Group, Ltd.	12,796,750	190,582
	Shin-Etsu Chemical Co., Ltd.	2,617,500	86,997
	Glencore PLC	12,159,588	68,976
	Vale SA (ADR), ordinary nominative shares	3,943,205	52,918
	Vale SA, ordinary nominative shares	264,281	3,544
	Ivanhoe Mines, Ltd., Class A1,2	3,403,051	31,083
	JSR Corp.	787,000	22,625
	Wacker Chemie AG	147,773	20,279
	Linde PLC	35,287	13,447
	Air Liquide SA, non-registered shares	61,482	11,023
	DSM-Firmenich AG	82,598	8,889
	BASF SE	136,760	6,640

			786,781

Consumer	MercadoLibre, Inc.[1]	120,397	142,622
discretionary	Evolution AB	699,962	88,699
10.79%	Sony Group Corp.	868,100	77,867
	Flutter Entertainment PLC[1]	357,914	72,035
	Flutter Entertainment PLC (CDI)[1]	17,996	3,615
	LVMH Moët Hennessy-Louis Vuitton SE	76,982	72,650
	Entain PLC	4,112,405	66,786
	Ferrari NV (EUR denominated)	177,292	58,043
	adidas AG	275,290	53,394
	Maruti Suzuki India, Ltd.	398,600	47,648
	Coupang, Inc., Class A1	1,150,314	20,015
	Dowlais Group PLC[1]	12,204,660	19,676
	Cie. Financière Richemont SA, Class A	103,117	17,496
	InterContinental Hotels Group PLC	155,468	10,736
	Burberry Group PLC	338,176	9,101
	Aptiv PLC[1]	84,000	8,576

			768,959

Financials	Kotak Mahindra Bank, Ltd.	7,207,964	162,321
8.99%	AIA Group, Ltd.	11,919,676	121,618
	Nu Holdings, Ltd., Class A1	10,961,215	86,484
	Aegon NV	12,263,736	62,112
	HDFC Bank, Ltd.	2,216,455	46,051
	HDFC Bank, Ltd. (ADR)	207,750	14,480
	Bajaj Finance, Ltd.	396,342	34,681
	Axis Bank, Ltd.	2,029,545	24,492
	ING Groep NV	1,354,776	18,296
	FinecoBank SpA	1,211,135	16,337
	B3 SA-Brasil, Bolsa, Balcao	4,413,000	13,465
	China Merchants Bank Co., Ltd., Class A	2,726,800	12,352
	Bajaj Finserv, Ltd.	325,950	6,082

American Funds Insurance Series 47

International Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Allfunds Group PLC	974,588	$5,959
(continued)	China Pacific Insurance (Group) Co., Ltd., Class H	2,236,800	5,792
	ICICI Bank, Ltd.	485,000	5,543
	Futu Holdings, Ltd. (ADR)[1,2]	119,972	4,768

			640,833

Energy	Reliance Industries, Ltd.	7,522,542	234,555
8.64%	Canadian Natural Resources, Ltd. (CAD denominated)	2,200,639	123,724
	Woodside Energy Group, Ltd.	3,071,566	71,133
	TotalEnergies SE	1,147,298	65,755
	Cenovus Energy, Inc. (CAD denominated)	3,289,364	55,868
	Neste OYJ	1,237,003	47,675
	Shell PLC (GBP denominated)	573,839	17,085

			615,795

Communication	Sea, Ltd., Class A (ADR)[1]	3,230,406	187,493
services	Bharti Airtel, Ltd.	10,221,902	109,642
6.52%	Bharti Airtel, Ltd., interim shares	644,900	3,825
	Universal Music Group NV	1,717,633	38,162
	Informa PLC	3,630,108	33,463
	Tencent Holdings, Ltd.	705,800	30,041
	Ubisoft Entertainment SA1	800,864	22,637
	SoftBank Group Corp.	406,900	19,312
	Singapore Telecommunications, Ltd.	5,800,500	10,747
	Vivendi SE	811,801	7,484
	Yandex NV, Class A1	157,000	2,218

			465,024

Consumer staples	Danone SA	878,392	53,825
3.52%	Kweichow Moutai Co., Ltd., Class A	218,023	50,837
	Seven & i Holdings Co., Ltd.	1,044,300	45,153
	Treasury Wine Estates, Ltd.	3,953,315	29,704
	Kobe Bussan Co., Ltd.	1,115,700	28,841
	JBS SA	3,640,000	13,273
	Essity Aktiebolag, Class B	331,455	8,822
	Nestlé SA	65,808	7,918
	Diageo PLC	177,187	7,601
	Pernod Ricard SA	22,974	5,076

			251,050

Utilities	ENN Energy Holdings, Ltd.	7,292,228	91,129
1.38%	SembCorp Industries, Ltd.	1,647,600	7,012

			98,141

Real estate	ESR Group, Ltd.	14,852,600	25,570
0.60%	China Resources Mixc Lifestyle Services, Ltd.	2,244,600	11,167
	Ayala Land, Inc.	14,181,500	6,251

			42,988

	Total common stocks (cost: $5,274,387,000)		6,839,195

Preferred securities 0.54%
Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,274,930	20,673

0.29%

48 American Funds Insurance Series

International Fund (continued)

Preferred securities (continued)		Shares	Value (000)
Consumer	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	76,781	$9,530

discretionary
0.13%

Financials	Itaú Unibanco Holding SA, preferred nominative shares	1,308,816	7,768

0.11%

Information	Canva, Inc., Series A, noncumulative preferred shares[1,3,4]	422	516
technology	Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4]	18	22
0.01%	Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4]	1	1

			539

	Total preferred securities (cost: $55,332,000)		38,510

Rights & warrants 0.09%
Health care	WuXi AppTec Co., Ltd., Class A, warrants, expire 11/21/2023[1,5]	729,706	6,285

0.09%	Total rights & warrants (cost: $8,772,000)		6,285

Short-term securities 2.77%
Money market investments 2.74%
	Capital Group Central Cash Fund 5.15%[6,7]	1,955,955	195,615

Money market investments purchased with collateral from securities on loan 0.03%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[6,8]	1,699,039	1,699
	Capital Group Central Cash Fund 5.15%[6,7,8]	4,222	422
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[6,8]	175,418	176

			2,297

	Total short-term securities (cost: $197,855,000)		197,912

	Total investment securities 99.35% (cost: $5,536,346,000)		7,081,902
	Other assets less liabilities 0.65%		46,054

	Net assets 100.00%		$7,127,956

Investments in affiliates[7]

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 2.75%
Money market investments 2.74%
Capital Group Central Cash Fund 5.15%[6]	$306,023	$381,566	$492,024	$42	$8	$195,615	$5,681
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.15%[6,8]	422					422	–	[9]

Total 2.75%				$42	$8	$196,037	$5,681

American Funds Insurance Series 49

International Fund (continued)

Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Canva, Inc.[1,3]	8/26/2021-11/4/2021	$8,215	$5,885		.08%

Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	719	516	.01

Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	31	22	.00	[10]

Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	2	1	.00	[10]

Total		$8,967	$6,424		.09%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $22,230,000, which represented ..31% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $6,424,000, which represented .09% of the net assets of the fund.

[5]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,285,000, which represented .09% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 6/30/2023.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[10]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

Refer to the notes to financial statements.

50 American Funds Insurance Series

New World Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 90.65%		Shares	Value (000)
Financials	Kotak Mahindra Bank, Ltd.	2,384,734	$53,703
14.66%	AIA Group, Ltd.	3,711,800	37,872
	HDFC Bank, Ltd.	1,726,442	35,870
	B3 SA-Brasil, Bolsa, Balcao	10,314,336	31,472
	Ping An Insurance (Group) Company of China, Ltd., Class H	3,647,344	23,369
	Capitec Bank Holdings, Ltd.	238,370	19,854
	AU Small Finance Bank, Ltd.	1,861,927	17,113
	Bank Central Asia Tbk PT	27,651,300	17,046
	ICICI Bank, Ltd.	909,991	10,401
	ICICI Bank, Ltd. (ADR)	280,339	6,470
	Nu Holdings, Ltd., Class A1	2,097,110	16,546
	Mastercard, Inc., Class A	41,629	16,373
	XP, Inc., Class A1	630,152	14,783
	Bank Mandiri (Persero) Tbk PT	35,224,400	12,334
	Visa, Inc., Class A	45,982	10,920
	Shriram Finance, Ltd.	482,099	10,203
	Bajaj Finance, Ltd.	104,921	9,181
	Eurobank Ergasias Services and Holdings SA1	5,195,798	8,564
	Discovery, Ltd.[1]	1,002,954	7,750
	UniCredit SpA	312,716	7,293
	Bank Rakyat Indonesia (Persero) Tbk PT	19,379,000	7,044
	Edenred SA	96,426	6,457
	Bank of the Philippine Islands	3,235,588	6,392
	China Merchants Bank Co., Ltd., Class H	1,387,500	6,310
	Bank of Baroda	2,620,540	6,100
	PagSeguro Digital, Ltd., Class A1	616,655	5,821
	Industrial and Commercial Bank of China, Ltd., Class H	10,655,000	5,687
	Erste Group Bank AG	160,960	5,652
	Bank of Ningbo Co., Ltd., Class A	1,461,600	5,109
	Banco Bilbao Vizcaya Argentaria, SA	661,833	5,103
	Axis Bank, Ltd.	383,495	4,628
	Alpha Services and Holdings SA1	2,455,612	4,026
	Canara Bank	1,089,787	4,024
	United Overseas Bank, Ltd.	160,000	3,317
	Bajaj Finserv, Ltd.	176,172	3,287
	China Pacific Insurance (Group) Co., Ltd., Class H	1,268,800	3,286
	Aon PLC, Class A	9,274	3,201
	Grupo Financiero Banorte, SAB de CV, Series O	380,087	3,136
	National Bank of Greece SA1	461,283	2,999
	Ngern Tid Lor PCL, foreign registered shares	4,337,950	2,846
	DBS Group Holdings, Ltd.	119,573	2,796
	East Money Information Co., Ltd., Class A	1,403,147	2,753
	Max Financial Services, Ltd.[1]	276,426	2,734
	Moody’s Corp.	7,817	2,718
	Piramal Enterprises, Ltd.	224,052	2,576
	Postal Savings Bank of China Co., Ltd., Class H	3,924,000	2,421
	Euronet Worldwide, Inc.[1]	19,369	2,273
	Hong Kong Exchanges and Clearing, Ltd.	58,600	2,229
	S&P Global, Inc.	5,172	2,073
	Prudential PLC	117,401	1,656
	China Construction Bank Corp., Class H	1,934,000	1,254
	Société Générale	38,740	1,008
	TISCO Financial Group PCL, foreign registered shares	314,900	865
	StoneCo, Ltd., Class A1	66,035	841
	PB Fintech, Ltd.[1]	91,463	780
	Türkiye Garanti Bankasi AS	525,956	652
	Akbank TAS	694,966	543
	Lufax Holding, Ltd. (ADR)	235,400	337
	Standard Bank Group, Ltd.	25,200	238

American Funds Insurance Series 51

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Network International Holdings PLC[1]	44,787	$218
(continued)	Moscow Exchange MICEX-RTS PJSC[2]	438,203	–	[3]
	Sberbank of Russia PJSC[2]	2,662,164	–	[3]

			492,507

Information	Microsoft Corp.	287,276	97,829
technology	Taiwan Semiconductor Manufacturing Company, Ltd.	3,651,000	68,038
13.31%	Broadcom, Inc.	39,912	34,621
	ASML Holding NV	47,468	34,361
	Apple, Inc.	114,469	22,204
	Wolfspeed, Inc.[1]	321,162	17,853
	SK hynix, Inc.	182,698	16,109
	NVIDIA Corp.	30,935	13,086
	Synopsys, Inc.[1]	26,832	11,683
	Tata Consultancy Services, Ltd.	268,866	10,848
	Keyence Corp.	22,600	10,688
	Micron Technology, Inc.	163,658	10,328
	SAP SE	57,592	7,864
	ASM International NV	17,927	7,624
	Cognizant Technology Solutions Corp., Class A	106,943	6,981
	Capgemini SE	35,356	6,698
	Infosys, Ltd. (ADR)	332,266	5,339
	Infosys, Ltd.	65,336	1,059
	Samsung Electronics Co., Ltd.	113,953	6,281
	Accenture PLC, Class A	19,360	5,974
	Tokyo Electron, Ltd.	40,000	5,728
	EPAM Systems, Inc.[1]	22,876	5,141
	NICE, Ltd. (ADR)[1]	22,182	4,581
	Xiamen Faratronic Co., Ltd., Class A	221,800	4,194
	Nokia Corp.	949,741	3,986
	TE Connectivity, Ltd.	25,325	3,550
	Applied Materials, Inc.	19,715	2,850
	Silergy Corp.	226,376	2,830
	MediaTek, Inc.	109,000	2,419
	Kingdee International Software Group Co., Ltd.[1]	1,800,000	2,417
	Trimble, Inc.[1]	39,778	2,106
	Coforge, Ltd.	33,028	1,901
	KLA Corp.	3,477	1,686
	Hamamatsu Photonics KK	32,400	1,591
	Logitech International SA4	26,456	1,573
	Globant SA1	7,546	1,356
	Atlassian Corp., Class A1	7,099	1,191
	Disco Corp.	6,300	997
	MKS Instruments, Inc.	7,581	819
	Canva, Inc.[1,2,5]	385	470
	Intel Corp.	3,575	120

			446,974

Industrials	Airbus SE, non-registered shares	358,867	51,876
13.04%	General Electric Co.	222,693	24,463
	Larsen & Toubro, Ltd.	707,114	21,323
	Safran SA	135,073	21,222
	Shenzhen Inovance Technology Co., Ltd., Class A	2,238,574	19,811
	DSV A/S	93,966	19,775
	Copa Holdings, SA, Class A	166,717	18,436
	IMCD NV	125,558	18,060
	Carrier Global Corp.	337,420	16,773
	Rumo SA	3,573,255	16,567
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	3,188,388	13,316
	Grab Holdings, Ltd., Class A1	3,839,148	13,168

52 American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	International Container Terminal Services, Inc.	3,562,350	$13,139
(continued)	Astra International Tbk PT	27,246,500	12,415
	Daikin Industries, Ltd.	50,800	10,370
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	422,047	7,575
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	10,485	1,874
	Caterpillar, Inc.	37,485	9,223
	ZTO Express (Cayman), Inc., Class A (ADR)	324,378	8,135
	InPost SA1	744,921	8,083
	TransDigm Group, Inc.	8,524	7,622
	CCR SA, ordinary nominative shares	2,313,906	6,790
	BAE Systems PLC	533,775	6,298
	Contemporary Amperex Technology Co., Ltd., Class A	189,564	5,986
	Thales SA	38,028	5,692
	Wizz Air Holdings PLC[1]	162,803	5,663
	Techtronic Industries Co., Ltd.	475,000	5,198
	Boeing Company[1]	24,171	5,104
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	570,564	5,054
	SMC Corp.	8,900	4,947
	Mitsui & Co., Ltd.	128,500	4,835
	Siemens AG	27,001	4,494
	TELUS International (Cda), Inc., subordinate voting shares[1,4]	284,781	4,323
	Interpump Group SpA	76,471	4,253
	Bharat Electronics, Ltd.	2,642,606	4,058
	Raytheon Technologies Corp.	38,466	3,768
	Spirax-Sarco Engineering PLC	20,921	2,756
	Legrand SA	27,553	2,733
	ABB, Ltd.	68,631	2,701
	Bureau Veritas SA	96,885	2,658
	Centre Testing International Group Co., Ltd.	927,496	2,492
	Epiroc AB, Class B	148,206	2,397
	Suzhou Maxwell Technologies Co., Ltd., Class A	99,660	2,324
	Hitachi, Ltd.	31,200	1,931
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	291,900	1,456
	GT Capital Holdings, Inc.	128,260	1,198
	Teleperformance SE4	6,774	1,137
	Haitian International Holdings, Ltd.	485,000	1,133
	Nidec Corp.	17,700	973
	Vicor Corp.[1]	15,480	836
	Schneider Electric SE	4,375	797
	Experian PLC	20,695	795

			438,006

Health care	Novo Nordisk AS, Class B	450,956	72,836
12.15%	Eli Lilly and Company	89,943	42,182
	Thermo Fisher Scientific, Inc.	60,512	31,572
	Max Healthcare Institute, Ltd.[1]	4,252,406	31,107
	AstraZeneca PLC	207,534	29,727
	Abbott Laboratories	147,994	16,134
	Rede D’Or Sao Luiz SA	2,108,947	14,499
	Jiangsu Hengrui Medicine Co., Ltd., Class A	2,186,888	14,420
	EssilorLuxottica SA	66,832	12,648
	Danaher Corp.	46,548	11,172
	Revvity, Inc.	91,492	10,868
	Hypera SA, ordinary nominative shares	1,080,763	10,385
	BeiGene, Ltd. (ADR)[1]	53,513	9,541
	BeiGene, Ltd.[1]	42,200	577
	Laurus Labs, Ltd.	1,889,092	8,448
	GE HealthCare Technologies, Inc.	96,358	7,828
	WuXi Biologics (Cayman), Inc.[1]	1,594,600	7,684
	Bayer AG	129,367	7,152
	Innovent Biologics, Inc.[1]	1,616,373	6,138

American Funds Insurance Series 53

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	WuXi AppTec Co., Ltd., Class H	419,500	$3,370
(continued)	WuXi AppTec Co., Ltd., Class A	195,859	1,687
	Olympus Corp.	317,000	5,018
	Zoetis, Inc., Class A	28,522	4,912
	Siemens Healthineers AG	84,064	4,758
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	114,600	4,730
	Straumann Holding AG	27,463	4,460
	CSL, Ltd.	23,589	4,365
	Legend Biotech Corp. (ADR)[1]	61,586	4,251
	Zai Lab, Ltd. (ADR)[1]	144,629	4,011
	Pfizer, Inc.	82,783	3,036
	Align Technology, Inc.[1]	6,196	2,191
	Carl Zeiss Meditec AG, non-registered shares	19,100	2,065
	Mettler-Toledo International, Inc.[1]	1,375	1,803
	Asahi Intecc Co., Ltd.[4]	86,400	1,699
	Medtronic PLC	18,936	1,668
	Angelalign Technology, Inc.[4]	177,800	1,665
	CanSino Biologics, Inc., Class H4	441,296	1,479
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	196,284	1,478
	Shionogi & Co., Ltd.	32,900	1,390
	OdontoPrev SA	385,157	1,010
	Merck KGaA	5,502	910
	Genus PLC	27,174	748
	Alcon, Inc.	3,273	272
	Shandong Pharmaceutical Glass Co., Ltd., Class A	47,100	177

			408,071

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	64,564	60,931
discretionary	MercadoLibre, Inc.[1]	29,934	35,460
10.78%	Midea Group Co., Ltd., Class A	3,438,868	27,990
	Evolution AB	147,261	18,661
	Hermès International	7,881	17,145
	Galaxy Entertainment Group, Ltd.[1]	2,513,000	16,039
	Alibaba Group Holding, Ltd. (ADR)[1]	99,487	8,292
	Alibaba Group Holding, Ltd.[1]	683,672	7,110
	Trip.com Group, Ltd. (ADR)[1]	404,137	14,145
	adidas AG	59,310	11,503
	Jumbo SA	367,791	10,107
	Li Ning Co., Ltd.	1,756,501	9,499
	General Motors Company	236,850	9,133
	Tesla, Inc.[1]	30,852	8,076
	YUM! Brands, Inc.	56,802	7,870
	Titan Co., Ltd.	191,703	7,134
	Eicher Motors, Ltd.[1]	146,037	6,381
	Zhongsheng Group Holdings, Ltd.	1,654,000	6,355
	Kering SA	11,160	6,181
	Marriott International, Inc., Class A	33,133	6,086
	NIKE, Inc., Class B	53,555	5,911
	Amadeus IT Group SA, Class A, non-registered shares	72,348	5,516
	Naspers, Ltd., Class N	23,182	4,201
	Industria de Diseño Textil, SA	107,220	4,166
	Airbnb, Inc., Class A1	32,385	4,150
	H World Group, Ltd. (ADR)[1]	97,896	3,796
	IDP Education, Ltd.	240,057	3,550
	Ferrari NV (EUR denominated)	10,234	3,350
	Stellantis NV	178,203	3,137
	JD.com, Inc., Class A	178,531	3,037
	Maruti Suzuki India, Ltd.	23,836	2,849
	Sands China, Ltd.[1]	768,800	2,631
	Cie. Financière Richemont SA, Class A	15,317	2,599
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	203,530	2,485

54 American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	InterContinental Hotels Group PLC	35,617	$2,460
discretionary	Aptiv PLC[1]	22,350	2,282
(continued)	Magazine Luiza SA1	2,749,107	1,935
	Shangri-La Asia, Ltd.[1]	2,130,000	1,631
	Inchcape PLC	158,322	1,565
	Renault SA	31,040	1,310
	Flutter Entertainment PLC[1]	6,201	1,248
	Levi Strauss & Co., Class A	82,394	1,189
	Booking Holdings, Inc.[1]	417	1,126
	Gree Electric Appliances, Inc. of Zhuhai, Class A	132,946	668
	MakeMyTrip, Ltd., non-registered shares[1]	18,674	504
	Cyrela Brazil Realty SA, ordinary nominative shares	108,930	458
	Americanas SA, ordinary nominative shares[1]	801,908	196
	Meituan, Class B1	5,521	87

			362,135

Materials	Vale SA (ADR), ordinary nominative shares	1,491,477	20,016
7.71%	Vale SA, ordinary nominative shares	1,300,390	17,441
	First Quantum Minerals, Ltd.	1,317,192	31,161
	Freeport-McMoRan, Inc.	613,907	24,556
	Asian Paints, Ltd.	452,075	18,527
	Linde PLC	45,213	17,230
	Sika AG	51,771	14,808
	Albemarle Corp.	56,242	12,547
	Gerdau SA (ADR)	2,356,541	12,301
	Pidilite Industries, Ltd.	351,743	11,141
	Shin-Etsu Chemical Co., Ltd.	266,400	8,854
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	1,247,606	8,833
	Barrick Gold Corp.	475,300	8,047
	LANXESS AG4	177,746	5,352
	Jindal Steel & Power, Ltd.[1]	724,643	5,145
	Wacker Chemie AG	31,798	4,364
	Givaudan SA	1,315	4,362
	Nutrien, Ltd. (CAD denominated)[4]	67,724	3,998
	Sociedad Química y Minera de Chile SA, Class B (ADR)	40,251	2,923
	Loma Negra Compania Industrial Argentina SA (ADR)	422,194	2,871
	Arkema SA	28,764	2,713
	Fresnillo PLC	290,007	2,248
	Shandong Sinocera Functional Material Co., Ltd., Class A	551,700	2,081
	Amcor PLC (CDI)	203,326	2,023
	Corteva, Inc.	33,900	1,943
	Wheaton Precious Metals Corp.	39,331	1,700
	Grupo México, SAB de CV, Series B	347,874	1,675
	BASF SE	32,586	1,582
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	263,900	1,499
	China Jushi Co., Ltd., Class A	714,543	1,396
	Glencore PLC	238,546	1,353
	CCL Industries, Inc., Class B, nonvoting shares	25,121	1,235
	Umicore SA	34,684	970
	DSM-Firmenich AG	8,226	885
	OCI NV	36,366	873
	Polymetal International PLC[1]	76,572	186
	Alrosa PJSC[2]	1,123,215	–	[3]

			258,839

Consumer staples	Kweichow Moutai Co., Ltd., Class A	117,807	27,469
6.14%	ITC, Ltd.	3,962,060	21,837
	Varun Beverages, Ltd.	1,341,512	13,159
	Bunge, Ltd.	126,566	11,942
	Nestlé SA	97,530	11,735

American Funds Insurance Series 55

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	Arca Continental, SAB de CV	898,100	$9,231
(continued)	Constellation Brands, Inc., Class A	37,226	9,162
	Ajinomoto Co., Inc.	211,399	8,417
	Monster Beverage Corp.[1]	144,515	8,301
	Carlsberg A/S, Class B	46,686	7,465
	Raia Drogasil SA, ordinary nominative shares	1,190,042	7,357
	Philip Morris International, Inc.	68,636	6,700
	Pernod Ricard SA	28,656	6,331
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	2,794,663	6,216
	Anheuser-Busch InBev SA/NV	92,587	5,244
	DINO POLSKA SA, non-registered shares[1]	44,368	5,184
	Avenue Supermarts, Ltd.[1]	93,053	4,419
	British American Tobacco PLC	126,241	4,188
	Dabur India, Ltd.	513,024	3,587
	Uni-Charm Corp.	83,800	3,105
	Japan Tobacco, Inc.[4]	131,700	2,887
	L’Oréal SA, non-registered shares	5,963	2,783
	Mondelez International, Inc.	32,758	2,389
	Essity Aktiebolag, Class B	89,027	2,370
	JBS SA	564,954	2,060
	Danone SA	33,298	2,040
	United Spirits, Ltd.[1]	149,299	1,663
	Kao Corp.[4]	43,100	1,561
	Proya Cosmetics Co., Ltd., Class A	97,468	1,512
	JD Health International, Inc.[1]	233,200	1,478
	Reckitt Benckiser Group PLC	18,928	1,422
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	219,115	1,413
	Wuliangye Yibin Co., Ltd., Class A	51,771	1,169
	BIM Birlesik Magazalar AS, non-registered shares	50,288	330
	X5 Retail Group NV (GDR)[1,2]	88,147	–	[3]

			206,126

Communication	Alphabet, Inc., Class C1	163,025	19,721
services	Alphabet, Inc., Class A1	80,681	9,658
6.00%	Bharti Airtel, Ltd.	2,238,316	24,009
	Bharti Airtel, Ltd., interim shares	80,154	475
	Tencent Holdings, Ltd.	483,400	20,575
	MTN Group, Ltd.	2,757,235	20,288
	Meta Platforms, Inc., Class A1	56,343	16,169
	Sea, Ltd., Class A (ADR)[1]	272,125	15,794
	Netflix, Inc.[1]	27,579	12,148
	NetEase, Inc.	353,200	6,864
	NetEase, Inc. (ADR)	26,335	2,546
	América Móvil, SAB de CV, Class B (ADR)	418,548	9,057
	Telefónica, SA, non-registered shares	1,960,258	7,952
	TIM SA	1,807,873	5,520
	Vodafone Group PLC	4,409,965	4,161
	Activision Blizzard, Inc.[1]	46,218	3,896
	Singapore Telecommunications, Ltd.	2,093,400	3,879
	Indus Towers, Ltd.[1]	1,660,068	3,329
	Yandex NV, Class A1	229,738	3,246
	Informa PLC	288,172	2,656
	Saudi Telecom Co., non-registered shares	217,720	2,526
	Telefônica Brasil SA, ordinary nominative shares	211,900	1,915
	JCDecaux SE1	88,804	1,761
	SoftBank Group Corp.	35,900	1,704
	Telkom Indonesia (Persero) Tbk PT, Class B	5,851,700	1,562

			201,411

56 American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Energy	Reliance Industries, Ltd.	1,260,037	$39,288
3.88%	TotalEnergies SE	413,905	23,722
	Baker Hughes Co., Class A	366,859	11,596
	Exxon Mobil Corp.	78,782	8,449
	Woodside Energy Group, Ltd.	284,002	6,577
	Hess Corp.	41,002	5,574
	New Fortress Energy, Inc., Class A	192,707	5,161
	Cheniere Energy, Inc.	32,638	4,973
	BP PLC	822,878	4,821
	Saudi Arabian Oil Co.	523,194	4,502
	Chevron Corp.	23,778	3,742
	Schlumberger NV	74,972	3,683
	TechnipFMC PLC[1]	166,307	2,764
	Shell PLC (GBP denominated)	85,118	2,534
	Borr Drilling, Ltd.[1]	129,674	977
	Borr Drilling, Ltd. (NOK denominated)[1,4]	131,769	964
	INPEX Corp.[4]	48,100	536
	Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	23,280	322
	Gazprom PJSC[2]	945,858	–	[3]
	Rosneft Oil Co. PJSC[2]	588,661	–	[3]

			130,185

Real estate	Macrotech Developers, Ltd.	2,512,414	20,850
1.75%	China Resources Mixc Lifestyle Services, Ltd.	1,386,800	6,900
	Aliansce Sonae Shopping Centers SA, ordinary nominative shares	1,284,655	6,614
	American Tower Corp. REIT	30,171	5,851
	CK Asset Holdings, Ltd.	1,014,500	5,630
	ESR Group, Ltd.	2,662,800	4,584
	Longfor Group Holdings, Ltd.	1,191,500	2,918
	KE Holdings, Inc., Class A (ADR)[1]	158,053	2,347
	CTP NV	134,007	1,740
	Country Garden Services Holdings Co., Ltd.	722,000	933
	Sun Hung Kai Properties, Ltd.	24,500	309
	Ayala Land, Inc.	195,600	86

			58,762

Utilities	ENN Energy Holdings, Ltd.	1,757,800	21,967
1.23%	AES Corp.	398,987	8,271
	Power Grid Corporation of India, Ltd.	1,366,963	4,252
	China Resources Gas Group, Ltd.	827,600	2,837
	Enel SpA	360,828	2,431
	Engie SA	98,876	1,645
	China Gas Holdings, Ltd.	67,400	77

			41,480

	Total common stocks (cost: $2,170,787,000)		3,044,496

Preferred securities 0.77%
Financials	Banco Bradesco SA, preferred nominative shares	1,678,812	5,768
0.30%	Itaú Unibanco Holding SA (ADR), preferred nominative shares	449,520	2,652
	Itaú Unibanco Holding SA, preferred nominative shares	307,303	1,824

			10,244

Consumer	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	42,282	5,248
discretionary	Getir BV, Series D, preferred shares[1,2,5]	7,768	3,735

0.27%			8,983

American Funds Insurance Series 57

New World Fund (continued)

Preferred securities (continued)		Shares	Value (000)
Real estate	QuintoAndar, Ltd., Series E, preferred shares[1,2,5]	32,657	$4,694
0.17%	QuintoAndar, Ltd., Series E-1, preferred shares[1,2,5]	8,400	1,207

			5,901

Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,284	539

0.02%

Industrials	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	129,359	356

0.01%

Information	Canva, Inc., Series A, noncumulative preferred shares[1,2,5]	34	42
technology	Canva, Inc., Series A-3, noncumulative preferred shares[1,2,5]	1	1

0.00%			43

	Total preferred securities (cost: $23,863,000)		26,066

Rights & warrants 0.04%
Consumer	Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[1,6]	128,407	1,045
discretionary	Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]	37,386	52

0.03%			1,097

Materials 0.01%	Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 10/30/2023[1,6]	43,474	164

	Total rights & warrants (cost: $1,148,000)		1,261

Bonds, notes & other debt instruments 3.99%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 3.42%
	Abu Dhabi (Emirate of) 1.70% 3/2/2031[6]	USD550	458
	Angola (Republic of) 9.50% 11/12/2025	200	196
	Angola (Republic of) 8.25% 5/9/2028	500	445
	Angola (Republic of) 8.00% 11/26/2029[6]	445	378
	Angola (Republic of) 8.75% 4/14/2032[6]	280	236
	Argentine Republic 1.00% 7/9/2029	32	10
	Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[7]	2,341	783
	Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[7]	2,217	667
	Argentine Republic 3.875% 1/9/2038 (4.25% on 7/9/2023)[7]	1,091	387
	Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[7]	2,909	939
	Brazil (Federative Republic of) 0% 1/1/2024	BRL7,600	1,495
	Brazil (Federative Republic of) 10.00% 1/1/2025	5,739	1,185
	Brazil (Federative Republic of) 0% 7/1/2025	5,900	1,012
	Brazil (Federative Republic of) 10.00% 1/1/2027	10,669	2,216
	Brazil (Federative Republic of) 6.00% 5/15/2027[8]	29,914	6,434
	Brazil (Federative Republic of) 10.00% 1/1/2029	9,650	1,972
	Brazil (Federative Republic of) 10.00% 1/1/2031	8,986	1,826
	Brazil (Federative Republic of) 10.00% 1/1/2033	14,603	2,941
	Brazil (Federative Republic of) 6.00% 8/15/2050[8]	1,626	365
	Chile (Republic of) 6.00% 4/1/2033	CLP1,170,000	1,546
	Chile (Republic of) 4.34% 3/7/2042	USD350	312
	China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY34,530	4,815
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	11,700	1,639
	China (People’s Republic of), Series INBK, 3.72% 4/12/2051	32,980	5,071
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	3,570	498
	Colombia (Republic of) 4.50% 1/28/2026	USD280	267

58 American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) 3.25% 4/22/2032	USD700	$520
Colombia (Republic of) 5.625% 2/26/2044	520	389
Colombia (Republic of) 5.20% 5/15/2049	755	521
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP2,927,200	592
Colombia (Republic of), Series B, 13.25% 2/9/2033	11,839,900	3,332
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	128
Czech Republic 1.25% 2/14/2025	CZK32,530	1,400
Dominican Republic 8.625% 4/20/2027[6]	USD575	601
Dominican Republic 5.50% 2/22/2029[6]	275	258
Dominican Republic 11.375% 7/6/2029	DOP12,800	252
Dominican Republic 7.05% 2/3/2031[6]	USD150	150
Dominican Republic 13.625% 2/3/2033	DOP9,000	203
Dominican Republic 7.45% 4/30/2044[6]	USD1,125	1,105
Dominican Republic 7.45% 4/30/2044	1,000	982
Dominican Republic 5.875% 1/30/2060[6]	280	218
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR550	334
Egypt (Arab Republic of) 8.50% 1/31/2047	USD400	214
Egypt (Arab Republic of) 8.875% 5/29/2050	455	246
Egypt (Arab Republic of) 8.75% 9/30/2051	500	271
Egypt (Arab Republic of) 8.15% 11/20/2059[6]	500	260
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	640	444
Gabonese Republic 7.00% 11/24/2031	300	239
Ghana (Republic of) 7.75% 4/7/2029[6,9]	1,125	484
Ghana (Republic of) 8.125% 3/26/2032[9]	1,280	553
Honduras (Republic of) 6.25% 1/19/2027	1,365	1,246
Honduras (Republic of) 5.625% 6/24/2030	678	550
Honduras (Republic of) 5.625% 6/24/2030[6]	281	228
Hungary (Republic of) 6.25% 9/22/2032[6]	330	339
Hungary (Republic of), Series B, 3.00% 6/26/2024	HUF259,900	708
Hungary (Republic of), Series A, 6.75% 10/22/2028	519,260	1,462
Indonesia (Republic of) 6.625% 2/17/2037	USD300	343
Indonesia (Republic of) 7.125% 6/15/2038	IDR32,478,000	2,297
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	47,130,000	3,209
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	12,900,000	896
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	27,200,000	1,910
International Bank for Reconstruction and Development 6.85% 4/24/2028	INR78,000	950
Kenya (Republic of) 6.875% 6/24/2024	USD400	381
Kenya (Republic of) 8.25% 2/28/2048[6]	845	649
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR3,240	702
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	2,095	451
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	4,280	901
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	6,176	1,452
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	932
Mongolia (State of) 8.75% 3/9/2024	370	373
Mongolia (State of) 4.45% 7/7/2031	300	233
Morocco (Kingdom of) 5.95% 3/8/2028[6]	255	258
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[7]	880	671
Oman (Sultanate of) 5.375% 3/8/2027	380	374
Oman (Sultanate of) 6.25% 1/25/2031[6]	200	203
Oman (Sultanate of) 6.75% 1/17/2048	850	819
Oman (Sultanate of) 7.00% 1/25/2051	600	596
Panama (Republic of) 3.75% 4/17/2026	100	98
Panama (Republic of) 4.50% 4/16/2050	200	156
Panama (Republic of) 4.30% 4/29/2053	400	299
Panama (Republic of) 6.853% 3/28/2054	590	615
Panama (Republic of) 4.50% 1/19/2063	200	147
Paraguay (Republic of) 4.95% 4/28/2031	320	308
Peru (Republic of) 3.00% 1/15/2034	225	188
Peru (Republic of) 6.55% 3/14/2037	1,070	1,203
Peru (Republic of) 3.55% 3/10/2051	370	278
Peru (Republic of) 2.78% 12/1/2060	365	224

American Funds Insurance Series 59

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	USD400	$368
	Philippines (Republic of) 6.375% 10/23/2034	145	162
	Philippines (Republic of) 3.95% 1/20/2040	500	431
	Poland (Republic of) 4.875% 10/4/2033	560	551
	Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN8,510	1,910
	Qatar (State of) 4.50% 4/23/2028	USD600	601
	Qatar (State of) 4.50% 4/23/2028[6]	450	451
	Romania 2.00% 1/28/2032	EUR1,375	1,105
	Romania 2.00% 4/14/2033	300	232
	Romania 5.125% 6/15/2048[6]	USD500	428
	Russian Federation 5.10% 3/28/2035[9]	1,600	672
	Russian Federation 5.25% 6/23/2047[2,9]	1,200	72
	Saudi Arabia (Kingdom of) 4.75% 1/18/2028[6]	630	625
	Senegal (Republic of) 4.75% 3/13/2028	EUR950	895
	South Africa (Republic of) 5.875% 4/20/2032	USD400	355
	South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR57,197	2,434
	South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	55,948	2,437
	South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	26,540	1,085
	Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025[9]	USD450	215
	Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025[9]	1,170	558
	Sri Lanka (Democratic Socialist Republic of) 6.825% 7/18/2026[9]	1,270	602
	Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[9]	471	217
	Thailand (Kingdom of) 2.875% 12/17/2028	THB15,532	451
	Thailand (Kingdom of) 3.45% 6/17/2043	18,658	558
	Tunisia (Republic of) 5.625% 2/17/2024	EUR1,150	1,043
	Tunisia (Republic of) 5.75% 1/30/2025	USD425	284
	Turkey (Republic of) 9.875% 1/15/2028	200	204
	Turkey (Republic of) 11.875% 1/15/2030	500	575
	Ukraine 8.994% 2/1/2026[9]	600	152
	Ukraine 7.75% 9/1/2029[9]	2,328	564
	Ukraine 9.75% 11/1/2030[9]	900	225
	Ukraine 7.375% 9/25/2034[9]	2,180	510
	United Mexican States 4.75% 3/8/2044	1,090	936
	United Mexican States 3.75% 4/19/2071	200	134
	United Mexican States, Series M, 7.50% 6/3/2027	MXN20,360	1,132
	United Mexican States, Series M20, 8.50% 5/31/2029	49,359	2,858
	United Mexican States, Series M, 7.75% 5/29/2031	114,879	6,352
	United Mexican States, Series M, 7.50% 5/26/2033	63,500	3,418
	Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[9]	USD64	4
	Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[9]	1,149	69
	Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[9]	950	59
	Venezuela (Bolivarian Republic of) 12.75% 8/23/2022[9]	85	8
	Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[9]	299	28
	Venezuela (Bolivarian Republic of) 7.65% 4/21/2025[9]	129	11
	Venezuela (Bolivarian Republic of) 11.75% 10/21/2026[9]	64	6
	Venezuela (Bolivarian Republic of) 9.25% 9/15/2027[9]	170	15
	Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[9]	319	29
	Venezuela (Bolivarian Republic of) 11.95% 8/5/2031[9]	106	10
	Venezuela (Bolivarian Republic of) 9.00% 5/7/2033[9]	1,383	124
	Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[9]	107	9

			114,612

Corporate bonds, notes & loans 0.49%
Energy	AI Candelaria (Spain), SLU 7.50% 12/15/2028	323	303
0.12%	Oleoducto Central SA 4.00% 7/14/2027[6]	255	224
	Oleoducto Central SA 4.00% 7/14/2027	200	175
	Petrobras Global Finance BV 6.85% 6/5/2115	314	274
	Petroleos Mexicanos 6.875% 8/4/2026	2,585	2,416

60 American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Petrorio Luxembourg SARL 6.125% 6/9/2026	USD200	$192
(continued)	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	179
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[6]	630	442

			4,205

Financials 0.08%	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	800	679
	BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[6,7]	340	341
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	500	409
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[6,7]	600	521
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[7]	600	622

			2,572

Utilities	AES Panama Generation Holdings SRL 4.375% 5/31/2030[6]	278	237
0.08%	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]	412	325
	Enfragen Energia Sur SA 5.375% 12/30/2030	969	630
	State Grid Europe Development (2014) Public, Ltd. Co. 3.125% 4/7/2025	1,400	1,344

			2,536

Communication	América Móvil, SAB de CV 9.50% 1/27/2031	MXN17,000	984
services	Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD357	250
0.06%	PLDT, Inc. 2.50% 1/23/2031	210	173
	Tencent Holdings, Ltd. 3.975% 4/11/2029	400	372
	Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	580	381

			2,160

Consumer	Alibaba Group Holding, Ltd. 4.20% 12/6/2047	600	472
discretionary	Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	266
0.06%	Arcos Dorados BV 6.125% 5/27/2029	450	438
	Meituan 3.05% 10/28/2030[6]	400	317
	MercadoLibre, Inc. 3.125% 1/14/2031	400	319
	Sands China, Ltd. 4.875% 6/18/2030	220	196

			2,008

Materials	Braskem Idesa SAPI 7.45% 11/15/2029	775	521
0.04%	Braskem Idesa SAPI 7.45% 11/15/2029[6]	300	202
	GC Treasury Center Co., Ltd. 4.40% 3/30/2032[6]	230	208
	Sasol Financing USA, LLC 5.875% 3/27/2024	500	494

			1,425

Consumer staples	MARB BondCo PLC 3.95% 1/29/2031	520	373
0.03%	NBM US Holdings, Inc. 7.00% 5/14/2026[5]	200	194
	NBM US Holdings, Inc. 6.625% 8/6/2029[5]	420	385

			952

Health care	Rede D’Or Finance SARL 4.50% 1/22/2030	480	409

0.01%

American Funds Insurance Series 61

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	Mexico City Airport Trust 4.25% 10/31/2026	USD200	$193

0.01%	Total corporate bonds, notes & loans		16,460

U.S. Treasury bonds & notes 0.08%
U.S. Treasury	U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.015%) 5.234% 1/31/2024[10,11]	2,730	2,730

0.08%	Total bonds, notes & other debt instruments (cost: $144,225,000)		133,802

Short-term securities 4.35%		Shares
Money market investments 4.23%
	Capital Group Central Cash Fund 5.15%[12,13]	1,420,041	142,018

Money market investments purchased with collateral from securities on loan 0.10%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[12,14]	2,309,977	2,310
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[12,14]	1,163,631	1,163

			3,473

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.02%
Sri Lanka (Democratic Socialist Republic of) 11/17/2023	17.046%	LKR97,000	293
Sri Lanka (Democratic Socialist Republic of) 8/11/2023	17.592	123,000	392

			685

Total short-term securities (cost: $146,127,000)			146,176

Total investment securities 99.80% (cost: $2,486,150,000)			3,351,801
Other assets less liabilities 0.20%			6,712

Net assets 100.00%			$3,358,513

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	76	September 2023	USD15,454	$(192)
10 Year Euro-Bund Futures	Short	11	September 2023	(1,605)	21
10 Year Ultra U.S. Treasury Note Futures	Short	62	September 2023	(7,343)	65
30 Year Ultra U.S. Treasury Bond Futures	Long	7	September 2023	953	18

					$(88)

62 American Funds Insurance Series

New World Fund (continued)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)

MXN	1,185	USD	68	HSBC Bank	7/10/2023	$ 1

COP	939,260	USD	225	Goldman Sachs	7/10/2023	–[3]

USD	20	MXN	340	UBS AG	7/10/2023	–[3]

ZAR	1,097	USD	58	Barclays Bank PLC	7/10/2023	–[3]

MXN	7,650	USD	448	UBS AG	7/10/2023	(2)

USD	34	ZAR	665	Morgan Stanley	7/10/2023	(2)

INR	38,972	USD	472	Standard Chartered Bank	7/17/2023	2

INR	16,075	USD	195	HSBC Bank	7/17/2023	–[3]

USD	1,451	EUR	1,322	Morgan Stanley	7/24/2023	6

USD	1,863	EUR	1,696	UBS AG	7/25/2023	10

USD	999	MXN	17,145	Bank of America	7/26/2023	3

BRL	1,195	USD	244	Goldman Sachs	8/4/2023	4

PLN	8,045	USD	1,907	JPMorgan Chase	8/30/2023	66

HUF	504,380	USD	1,419	Citibank	8/30/2023	35

CZK	21,025	USD	951	Citibank	8/30/2023	12

USD	2,409	MYR	11,100	Standard Chartered Bank	9/8/2023	9

USD	1,147	MYR	5,265	Standard Chartered Bank	9/8/2023	9

MYR	350	USD	76	Standard Chartered Bank	9/8/2023	(1)

USD	1,018	IDR	15,000,000	Citibank	11/8/2023	23

USD	733	BRL	4,100	Citibank	1/2/2024	(99)

						$ 76

Investments in affiliates13

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 4.23%
Money market investments 4.23%
Capital Group Central Cash Fund 5.15%[12]	$167,328	$182,651	$207,989		$11	$17	$142,018	$4,211
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.15%[12]	86		86	[15]			–	–	[16]

Total 4.23%					$11	$17	$142,018	$4,211

Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

QuintoAndar, Ltd., Series E, preferred shares[1,2]	5/26/2021	$ 5,258	$4,694	.14%

QuintoAndar, Ltd., Series E-1, preferred shares[1,2]	12/20/2021	1,716	1,207	.04

Getir BV, Series D, preferred shares[1,2]	5/27/2021	3,500	3,735	.11

NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	405	385	.01

NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	191	194	.01

Canva, Inc.[1,2]	8/26/2021-11/4/2021	656	470	.01

Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	58	42	.00	[17]

Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00	[17]

Total		$11,786	$10,728	.32%

American Funds Insurance Series 63

New World Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.

[4]

All or a portion of this security was on loan. The total value of all such securities was $11,128,000, which represented ..33% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[5]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $10,728,000, which represented .32% of the net assets of the fund.

[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,104,000, which represented .36% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.

[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Scheduled interest and/or principal payment was not received.

[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $207,000, which represented .01% of the net assets of the fund.

[11]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[12]	Rate represents the seven-day yield at 6/30/2023.

[13]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

[15]	Represents net activity. Refer to Note 5 for more information on securities lending.

[16]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

[17]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DOP = Dominican pesos

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

LKR = Sri Lankan rupees

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

THB = Thai baht

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

64 American Funds Insurance Series

Washington Mutual Investors Fund
Investment portfolio June 30, 2023	unaudited

Common stocks 95.85%		Shares	Value (000)
Information	Broadcom, Inc.	737,213	$639,481
technology	Microsoft Corp.	1,807,071	615,380
20.88%	Apple, Inc.	822,944	159,626
	ASML Holding NV (New York registered) (ADR)	168,682	122,252
	Intel Corp.	2,617,286	87,522
	TE Connectivity, Ltd.	506,250	70,956
	Applied Materials, Inc.	381,522	55,145
	SAP SE (ADR)	399,441	54,647
	Motorola Solutions, Inc.	156,536	45,909
	Oracle Corp.	367,639	43,782
	KLA Corp.	72,251	35,043
	Salesforce, Inc.[1]	139,495	29,470
	NetApp, Inc.	362,489	27,694
	QUALCOMM, Inc.	200,387	23,854
	Texas Instruments, Inc.	131,807	23,728
	Synopsys, Inc.[1]	45,829	19,954
	Cadence Design Systems, Inc.[1]	39,031	9,154
	Analog Devices, Inc.	28,186	5,491
	Micron Technology, Inc.	80,504	5,081
	Ciena Corp.[1]	17,550	746

			2,074,915

Health care	UnitedHealth Group, Inc.	670,455	322,247
16.76%	Eli Lilly and Company	420,799	197,346
	Johnson & Johnson	936,932	155,081
	AstraZeneca PLC (ADR)	1,669,157	119,462
	AbbVie, Inc.	845,851	113,962
	Pfizer, Inc.	3,072,899	112,714
	Humana, Inc.	218,264	97,592
	Gilead Sciences, Inc.	1,261,158	97,197
	Danaher Corp.	293,360	70,406
	Abbott Laboratories	506,208	55,187
	Elevance Health, Inc.	110,532	49,108
	CVS Health Corp.	678,148	46,880
	Bristol-Myers Squibb Company	658,323	42,100
	Vertex Pharmaceuticals, Inc.[1]	111,833	39,355
	Merck & Co., Inc.	189,754	21,896
	Thermo Fisher Scientific, Inc.	38,181	19,921
	Regeneron Pharmaceuticals, Inc.[1]	25,933	18,634
	Novo Nordisk AS, Class B (ADR)	108,860	17,617
	Zoetis, Inc., Class A	100,233	17,261
	Edwards Lifesciences Corp.[1]	135,556	12,787
	Molina Healthcare, Inc.[1]	37,656	11,344
	The Cigna Group	32,974	9,253
	Becton, Dickinson and Co.	23,003	6,073
	ResMed, Inc.	24,754	5,409
	Baxter International, Inc.	114,187	5,202
	Sanofi (ADR)	36,949	1,992

			1,666,026

Financials	Marsh & McLennan Companies, Inc.	1,320,030	248,271
13.83%	JPMorgan Chase & Co.	958,018	139,334
	CME Group, Inc., Class A	576,563	106,831
	BlackRock, Inc.	149,685	103,453
	Chubb, Ltd.	441,856	85,084
	Visa, Inc., Class A	353,109	83,856
	Wells Fargo & Company	1,640,661	70,024
	Mastercard, Inc., Class A	144,219	56,721
	Discover Financial Services	463,236	54,129
	S&P Global, Inc.	111,492	44,696

American Funds Insurance Series 65

Washington Mutual Investors Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Blackstone, Inc.	427,289	$39,725
(continued)	Morgan Stanley	450,953	38,512
	Capital One Financial Corp.	342,552	37,465
	Apollo Asset Management, Inc.	443,289	34,049
	KKR & Co., Inc.	600,824	33,646
	Brookfield Asset Management, Ltd., Class A	832,644	27,169
	Aon PLC, Class A	75,142	25,939
	Intercontinental Exchange, Inc.	210,505	23,804
	Citizens Financial Group, Inc.	856,604	22,340
	Nasdaq, Inc.	421,309	21,002
	Goldman Sachs Group, Inc.	53,799	17,352
	Canadian Imperial Bank of Commerce	314,869	13,439
	Arthur J. Gallagher & Co.	56,363	12,376
	The Carlyle Group, Inc.	291,631	9,318
	Bank of America Corp.	306,789	8,802
	KeyCorp	823,999	7,614
	Fidelity National Information Services, Inc.	115,515	6,319
	Progressive Corp.	14,654	1,940
	Charles Schwab Corp.	19,606	1,111

			1,374,321

Industrials	Northrop Grumman Corp.	392,665	178,977
11.09%	CSX Corp.	3,018,858	102,943
	Caterpillar, Inc.	411,115	101,155
	Raytheon Technologies Corp.	980,036	96,004
	Boeing Company[1]	301,180	63,597
	Union Pacific Corp.	267,774	54,792
	Lockheed Martin Corp.	92,475	42,574
	Paychex, Inc.	375,340	41,989
	L3Harris Technologies, Inc.	208,280	40,775
	General Electric Co.	300,152	32,972
	Norfolk Southern Corp.	139,188	31,562
	Equifax, Inc.	129,553	30,484
	Waste Connections, Inc.	206,801	29,558
	Carrier Global Corp.	574,980	28,582
	ABB, Ltd. (ADR)[2]	710,074	27,870
	Honeywell International, Inc.	107,338	22,273
	United Parcel Service, Inc., Class B	123,077	22,062
	Robert Half International, Inc.	281,341	21,163
	Rockwell Automation	59,734	19,679
	Johnson Controls International PLC	195,711	13,336
	PACCAR, Inc.	157,552	13,179
	Republic Services, Inc.	75,257	11,527
	BAE Systems PLC (ADR)[2]	227,638	10,918
	Huntington Ingalls Industries, Inc.	47,307	10,767
	Southwest Airlines Co.	259,907	9,411
	Delta Air Lines, Inc.	189,145	8,992
	HEICO Corp.	46,818	8,284
	Air Lease Corp., Class A	155,159	6,493
	Broadridge Financial Solutions, Inc.	38,963	6,453
	RELX PLC (ADR)	186,041	6,219
	FedEx Corp.	22,317	5,532
	Waste Management, Inc.	11,150	1,934

			1,102,056

Consumer staples	Philip Morris International, Inc.	1,726,204	168,512
8.58%	Archer Daniels Midland Company	1,110,316	83,895
	Target Corp.	609,982	80,457
	Keurig Dr Pepper, Inc.	2,247,850	70,290
	Altria Group, Inc.	1,317,703	59,692

66 American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	Dollar General Corp.	272,626	$46,286
(continued)	Procter & Gamble Company	274,309	41,624
	Kraft Heinz Company	1,121,765	39,823
	Constellation Brands, Inc., Class A	141,911	34,928
	Costco Wholesale Corp.	60,997	32,839
	Reckitt Benckiser Group PLC (ADR)[2]	2,132,114	32,387
	Hormel Foods Corp.	681,076	27,393
	Nestlé SA (ADR)	227,484	27,378
	General Mills, Inc.	340,811	26,140
	Mondelez International, Inc.	281,163	20,508
	British American Tobacco PLC (ADR)	604,417	20,067
	Church & Dwight Co., Inc.	149,274	14,962
	Walgreens Boots Alliance, Inc.	316,943	9,030
	Danone (ADR)	694,054	8,530
	Kimberly-Clark Corp.	55,541	7,668

			852,409

Consumer	Home Depot, Inc.	560,199	174,020
discretionary	YUM! Brands, Inc.	782,244	108,380
7.09%	Darden Restaurants, Inc.	501,843	83,848
	General Motors Company	1,881,616	72,555
	TJX Companies, Inc.	469,607	39,818
	NIKE, Inc., Class B	346,275	38,218
	D.R. Horton, Inc.	278,964	33,947
	Wynn Resorts, Ltd.	238,444	25,182
	Lennar Corp., Class A	198,427	24,865
	Royal Caribbean Cruises, Ltd.[1]	228,574	23,712
	Chipotle Mexican Grill, Inc.[1]	8,776	18,772
	Tractor Supply Co.	69,721	15,415
	Starbucks Corp.	116,663	11,557
	Marriott International, Inc., Class A	56,207	10,325
	VF Corp.	440,631	8,412
	McDonald’s Corp.	25,001	7,461
	Polaris, Inc.	52,835	6,389
	Amazon.com, Inc.[1]	17,265	2,251

			705,127

Energy	Exxon Mobil Corp.	852,858	91,469
5.22%	Chevron Corp.	505,982	79,616
	Pioneer Natural Resources Company	359,231	74,426
	ConocoPhillips	624,722	64,728
	Halliburton Co.	1,909,938	63,009
	EOG Resources, Inc.	448,779	51,358
	Baker Hughes Co., Class A	1,201,116	37,967
	Canadian Natural Resources, Ltd.	666,140	37,477
	TC Energy Corp.	473,648	19,140

			519,190

Communication	Comcast Corp., Class A	6,404,153	266,093
services	Alphabet, Inc., Class C1	951,895	115,151
5.20%	Alphabet, Inc., Class A1	505,747	60,538
	Meta Platforms, Inc., Class A1	188,087	53,977
	Activision Blizzard, Inc.[1]	138,701	11,692
	Electronic Arts, Inc.	36,898	4,786
	Deutsche Telekom AG (ADR)	142,813	3,120
	Netflix, Inc.[1]	3,715	1,636

			516,993

American Funds Insurance Series 67

Washington Mutual Investors Fund (continued)

Common stocks (continued)		Shares	Value (000)
Utilities	Constellation Energy Corp.	1,061,682	$97,197
2.83%	Sempra Energy	480,841	70,006
	Entergy Corp.	350,024	34,082
	CMS Energy Corp.	388,909	22,848
	Public Service Enterprise Group, Inc.	235,300	14,732
	FirstEnergy Corp.	354,995	13,802
	NextEra Energy, Inc.	168,179	12,479
	The Southern Co.	146,620	10,300
	Evergy, Inc.	95,724	5,592

			281,038

Materials	Linde PLC	250,591	95,495
2.45%	Corteva, Inc.	679,065	38,910
	Rio Tinto PLC (ADR)	534,050	34,094
	Mosaic Co.	674,652	23,613
	Nucor Corp.	125,314	20,549
	LyondellBasell Industries NV	162,588	14,930
	Celanese Corp.	105,110	12,172
	H.B. Fuller Co.	49,263	3,523

			243,286

Real estate	Extra Space Storage, Inc. REIT	374,494	55,743
1.92%	Welltower, Inc. REIT	522,586	42,272
	Public Storage REIT	133,459	38,954
	Equinix, Inc. REIT	27,812	21,803
	American Tower Corp. REIT	94,759	18,378
	Regency Centers Corp. REIT	115,400	7,128
	Digital Realty Trust, Inc. REIT	43,588	4,963
	Crown Castle, Inc. REIT	14,137	1,611

			190,852

	Total common stocks (cost: $7,202,076,000)		9,526,213

Convertible stocks 0.15%
Financials 0.08%	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	113,300	7,489

Utilities	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	90,700	4,108
0.07%	American Electric Power Company, Inc., convertible preferred units, 6.125% 8/15/2023	56,400	2,802

			6,910

	Total convertible stocks (cost: $15,554,000)		14,399

Short-term securities 3.83%
Money market investments 3.80%
	Capital Group Central Cash Fund 5.15%[3,4]	3,775,150	377,553

68 American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.15%[3,4,5]	18,382	$1,838
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[3,5]	1,021,366	1,021
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[3,5]	326,601	327

		3,186

Total short-term securities (cost: $380,646,000)		380,739

Total investment securities 99.83% (cost: $7,598,276,000)		9,921,351
Other assets less liabilities 0.17%		17,215

Net assets 100.00%		$9,938,566

Investments in affiliates[4]

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 3.82%
Money market investments 3.80%
Capital Group Central Cash Fund 5.15%[3]	$384,669	$669,240	$676,418		$20	$42	$377,553	$9,174
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.15%[3,5]	6,338		4,500	[6]			1,838	–	[7]

Total 3.82%					$20	$42	$379,391	$9,174

1 Security did not produce income during the last 12 months.

2 All or a portion of this security was on loan. The total value of all such securities was $3,429,000, which represented .03% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3 Rate represents the seven-day yield at 6/30/2023.

4 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

5 Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

6 Represents net activity. Refer to Note 5 for more information on securities lending.

7 Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR  =  American Depositary Receipts

REIT  =  Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series 69

Capital World Growth and Income Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 95.50%		Shares	Value (000)
Information	Broadcom, Inc.	75,527	$65,513
technology	Microsoft Corp.	190,561	64,894
19.40%	Taiwan Semiconductor Manufacturing Company, Ltd.	2,250,800	41,944
	ASML Holding NV	44,139	31,951
	Apple, Inc.	132,705	25,741
	Tokyo Electron, Ltd.	105,200	15,065
	Accenture PLC, Class A	31,081	9,591
	Capgemini SE	46,560	8,820
	EPAM Systems, Inc.[1]	38,580	8,671
	NVIDIA Corp.	17,416	7,367
	Salesforce, Inc.[1]	31,604	6,677
	Micron Technology, Inc.	105,789	6,676
	Oracle Corp.	44,124	5,255
	TE Connectivity, Ltd.	35,481	4,973
	Applied Materials, Inc.	30,066	4,346
	Shopify, Inc., Class A, subordinate voting shares[1]	67,145	4,338
	Intel Corp.	116,712	3,903
	Logitech International SA	63,731	3,789
	Delta Electronics, Inc.	317,000	3,525
	Keyence Corp.	6,400	3,027
	Hexagon AB, Class B	230,923	2,843
	Adobe, Inc.[1]	5,524	2,701
	Synopsys, Inc.[1]	5,970	2,599
	Texas Instruments, Inc.	14,012	2,523
	OBIC Co., Ltd.	14,600	2,341
	GlobalWafers Co., Ltd.	133,000	2,134
	Marvell Technology, Inc.	33,050	1,976
	Snowflake, Inc., Class A1	9,869	1,737
	Disco Corp.	10,500	1,661
	Cognizant Technology Solutions Corp., Class A	24,853	1,622
	Arista Networks, Inc.[1]	8,221	1,332
	MediaTek, Inc.	52,000	1,154
	Fujitsu, Ltd.	8,700	1,122
	Infosys, Ltd.	55,715	903
	Wolfspeed, Inc.[1]	12,732	708
	Advantech Co., Ltd.	1,000	13

			353,435

Health care	UnitedHealth Group, Inc.	71,147	34,196
14.92%	Eli Lilly and Company	55,547	26,050
	Abbott Laboratories	238,293	25,979
	AstraZeneca PLC	117,801	16,874
	Novo Nordisk AS, Class B	94,231	15,220
	Gilead Sciences, Inc.	168,230	12,965
	Vertex Pharmaceuticals, Inc.[1]	33,431	11,765
	Takeda Pharmaceutical Company, Ltd.	363,100	11,413
	Daiichi Sankyo Company, Ltd.	333,000	10,560
	Thermo Fisher Scientific, Inc.	17,979	9,381
	GE HealthCare Technologies, Inc.	111,287	9,041
	Sanofi	82,797	8,876
	Pfizer, Inc.	237,450	8,710
	Stryker Corp.	27,717	8,456
	Novartis AG	63,978	6,457
	Siemens Healthineers AG	111,456	6,308
	Bayer AG	88,195	4,876
	Centene Corp.[1]	53,126	3,583
	Medtronic PLC	33,194	2,924
	Catalent, Inc.[1]	65,331	2,833
	Olympus Corp.	178,800	2,830
	Insulet Corp.[1]	9,148	2,638
	Molina Healthcare, Inc.[1]	8,737	2,632

70 American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	DexCom, Inc.[1]	18,878	$2,426
(continued)	Intuitive Surgical, Inc.[1]	6,932	2,370
	Amgen, Inc.	10,536	2,339
	EssilorLuxottica SA	12,169	2,303
	AbbVie, Inc.	16,926	2,280
	Rede D’Or Sao Luiz SA	295,690	2,033
	Zoetis, Inc., Class A	11,180	1,925
	The Cigna Group	6,310	1,771
	Penumbra, Inc.[1]	5,051	1,738
	CVS Health Corp.	23,562	1,629
	Lonza Group AG	2,651	1,583
	Eurofins Scientific SE, non-registered shares	19,671	1,249
	Regeneron Pharmaceuticals, Inc.[1]	1,365	981
	CSL, Ltd.	4,998	925
	agilon health, Inc.[1]	51,498	893
	Cooper Companies, Inc.	1,256	482
	ResMed, Inc.	1,831	400

			271,894

Industrials	Airbus SE, non-registered shares	160,312	23,174
13.82%	General Electric Co.	192,601	21,157
	Carrier Global Corp.	287,458	14,290
	Recruit Holdings Co., Ltd.	329,750	10,524
	BAE Systems PLC	871,044	10,277
	Safran SA	63,276	9,941
	Boeing Company[1]	46,535	9,826
	Melrose Industries PLC	1,509,271	9,716
	Raytheon Technologies Corp.	93,680	9,177
	Siemens AG	52,824	8,792
	Deere & Company	21,025	8,519
	Caterpillar, Inc.	30,713	7,557
	Mitsui & Co., Ltd.	195,500	7,356
	Bureau Veritas SA	246,012	6,748
	TransDigm Group, Inc.	7,372	6,592
	Lockheed Martin Corp.	13,212	6,083
	CSX Corp.	166,384	5,674
	Johnson Controls International PLC	57,220	3,899
	Daikin Industries, Ltd.	19,000	3,878
	DHL Group	78,459	3,831
	LIXIL Corp.	282,500	3,588
	Compagnie de Saint-Gobain SA, non-registered shares	53,097	3,235
	Brenntag SE	36,908	2,876
	L3Harris Technologies, Inc.	14,584	2,855
	Legrand SA	28,404	2,818
	International Consolidated Airlines Group SA (CDI)[1]	1,321,449	2,728
	Thales SA	17,875	2,676
	ASSA ABLOY AB, Class B	108,369	2,601
	Ceridian HCM Holding, Inc.[1]	37,048	2,481
	Ryanair Holdings PLC (ADR)[1]	22,029	2,436
	Astra International Tbk PT	5,087,400	2,318
	Techtronic Industries Co., Ltd.	211,500	2,314
	Schneider Electric SE	12,693	2,314
	Canadian Pacific Kansas City, Ltd.	27,858	2,250
	MTU Aero Engines AG	7,929	2,054
	ITOCHU Corp.	51,500	2,048
	RELX PLC	60,515	2,017
	The Weir Group PLC	90,083	2,011
	VINCI SA	15,017	1,745
	Rentokil Initial PLC	222,930	1,741
	Rockwell Automation	5,224	1,721
	Northrop Grumman Corp.	3,702	1,687

American Funds Insurance Series 71

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Waste Connections, Inc.	11,403	$1,630
(continued)	SMC Corp.	2,700	1,501
	Bunzl PLC	36,011	1,371
	AB Volvo, Class B	57,566	1,194
	Larsen & Toubro, Ltd.	38,289	1,155
	SS&C Technologies Holdings, Inc.	18,920	1,147
	Nidec Corp.	20,500	1,127
	AGC, Inc.[2]	30,700	1,105
	Adecco Group AG	31,507	1,028
	Atlas Copco AB, Class B	80,657	1,005

			251,788

Financials	Zurich Insurance Group AG	32,303	15,347
10.56%	AIA Group, Ltd.	1,355,399	13,829
	Kotak Mahindra Bank, Ltd.	522,949	11,777
	HDFC Bank, Ltd.	502,076	10,432
	HDFC Bank, Ltd. (ADR)	13,515	942
	ING Groep NV	703,205	9,497
	B3 SA - Brasil, Bolsa, Balcao	2,894,024	8,830
	Ping An Insurance (Group) Company of China, Ltd., Class H	1,064,000	6,817
	Ping An Insurance (Group) Company of China, Ltd., Class A	10,900	70
	JPMorgan Chase & Co.	43,395	6,311
	Mastercard, Inc., Class A	15,273	6,007
	Morgan Stanley	62,556	5,342
	Aon PLC, Class A	15,144	5,228
	HDFC Life Insurance Co., Ltd.	656,026	5,210
	Blackstone, Inc.	53,281	4,954
	Discover Financial Services	40,276	4,706
	Chubb, Ltd.	22,335	4,301
	Toronto-Dominion Bank (CAD denominated)	69,180	4,288
	Postal Savings Bank of China Co., Ltd., Class H	6,840,000	4,219
	DNB Bank ASA	197,610	3,694
	S&P Global, Inc.	8,540	3,424
	CME Group, Inc., Class A	18,023	3,339
	Fairfax Financial Holdings, Ltd., subordinate voting shares	3,997	2,994
	AXA SA	100,858	2,980
	Great-West Lifeco, Inc.	97,775	2,839
	China Merchants Bank Co., Ltd., Class A	408,272	1,850
	China Merchants Bank Co., Ltd., Class H	199,903	909
	Citigroup, Inc.	58,968	2,715
	DBS Group Holdings, Ltd.	111,300	2,602
	Israel Discount Bank, Ltd., Class A	472,063	2,347
	Apollo Asset Management, Inc.	30,286	2,326
	Banco Santander, SA	604,537	2,243
	BNP Paribas SA	34,400	2,173
	Wells Fargo & Company	48,925	2,088
	FinecoBank SpA	153,752	2,074
	National Bank of Canada	26,966	2,009
	Blue Owl Capital, Inc., Class A	171,427	1,997
	Arthur J. Gallagher & Co.	9,079	1,993
	Worldline SA, non-registered shares[1]	48,188	1,764
	MSCI, Inc.	3,463	1,625
	Power Corporation of Canada, subordinate voting shares[2]	58,745	1,581
	American International Group, Inc.	25,619	1,474
	KBC Groep NV	20,095	1,405
	Marsh & McLennan Companies, Inc.	7,341	1,381
	Macquarie Group, Ltd.	11,334	1,351
	Axis Bank, Ltd.	106,988	1,291
	Bajaj Finance, Ltd.	12,773	1,118
	East Money Information Co., Ltd., Class A	564,580	1,108
	United Overseas Bank, Ltd.	44,700	927

72 American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Aegon NV	177,180	$897
(continued)	Brookfield Asset Management, Ltd., Class A (CAD denominated)	26,356	860
	Goldman Sachs Group, Inc.	1,974	637
	ICICI Bank, Ltd.	18,525	212
	Lufax Holding, Ltd. (ADR)	48,300	69
	Sberbank of Russia PJSC[3]	3,196,952	–	[4]

			192,403

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	34,529	32,586
discretionary	Home Depot, Inc.	68,193	21,183
10.04%	Amazon.com, Inc.[1]	121,358	15,820
	Booking Holdings, Inc.[1]	3,648	9,851
	Flutter Entertainment PLC[1]	44,029	8,862
	Restaurant Brands International, Inc.	63,114	4,892
	Restaurant Brands International, Inc. (CAD denominated)	41,026	3,181
	General Motors Company	191,735	7,393
	Cie. Financière Richemont SA, Class A	38,558	6,542
	Industria de Diseño Textil, SA	162,734	6,323
	Chipotle Mexican Grill, Inc.[1]	2,528	5,407
	Marriott International, Inc., Class A	28,977	5,323
	Lennar Corp., Class A	28,758	3,604
	Sony Group Corp.	39,400	3,534
	Evolution AB	27,614	3,499
	Tesla, Inc.[1]	13,345	3,493
	Shimano, Inc.[2]	18,700	3,130
	Trip.com Group, Ltd. (ADR)[1]	89,385	3,129
	Sands China, Ltd.[1]	893,200	3,057
	YUM! Brands, Inc.	19,864	2,752
	InterContinental Hotels Group PLC	37,124	2,564
	Stellantis NV	134,629	2,366
	Darden Restaurants, Inc.	13,635	2,278
	Dowlais Group PLC[1]	1,167,726	1,883
	MercadoLibre, Inc.[1]	1,576	1,867
	NIKE, Inc., Class B	16,849	1,860
	Starbucks Corp.	18,523	1,835
	Pan Pacific International Holdings Corp.	93,100	1,668
	Moncler SpA	23,963	1,658
	Royal Caribbean Cruises, Ltd.[1]	15,976	1,657
	Rivian Automotive, Inc., Class A1	91,806	1,530
	NEXT PLC	17,196	1,510
	Midea Group Co., Ltd., Class A	182,900	1,489
	Kindred Group PLC (SDR)	127,475	1,358
	Aristocrat Leisure, Ltd.	36,903	956
	B&M European Value Retail SA	111,205	788
	Li Ning Co., Ltd.	139,500	754
	Wynn Macau, Ltd.[1]	826,400	753
	Bandai Namco Holdings, Inc.	21,200	491
	Hermès International	105	228

			183,054

Consumer staples	Philip Morris International, Inc.	293,159	28,618
6.99%	Nestlé SA	105,359	12,677
	Kroger Co.	166,414	7,821
	Seven & i Holdings Co., Ltd.	177,580	7,678
	British American Tobacco PLC	217,347	7,211
	Imperial Brands PLC	318,362	7,041
	Ocado Group PLC[1]	863,537	6,239
	Ajinomoto Co., Inc.	140,500	5,594
	Kweichow Moutai Co., Ltd., Class A	22,100	5,153
	Bunge, Ltd.	50,508	4,765

American Funds Insurance Series 73

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	Danone SA	67,283	$4,123
(continued)	Keurig Dr Pepper, Inc.	124,625	3,897
	Arca Continental, SAB de CV	377,660	3,882
	Dollar Tree Stores, Inc.[1]	27,039	3,880
	Constellation Brands, Inc., Class A	14,919	3,672
	Altria Group, Inc.	65,913	2,986
	ITC, Ltd.	501,567	2,764
	Treasury Wine Estates, Ltd.	343,339	2,580
	Target Corp.	12,196	1,609
	Kao Corp.[2]	41,100	1,489
	Essity Aktiebolag, Class B	45,808	1,219
	Wilmar International, Ltd.	422,200	1,189
	Costco Wholesale Corp.	827	445
	L’Oréal SA, non-registered shares	951	444
	Pernod Ricard SA	1,544	341

			127,317

Materials	Vale SA, ordinary nominative shares	1,295,106	17,370
6.31%	Vale SA (ADR), ordinary nominative shares	728,719	9,780
	Fortescue Metals Group, Ltd.	1,267,595	18,878
	Glencore PLC	1,431,132	8,118
	Rio Tinto PLC	126,162	8,015
	Linde PLC	20,624	7,859
	Air Liquide SA, non-registered shares	34,303	6,150
	Air Liquide SA, bonus shares	6,397	1,147
	Freeport-McMoRan, Inc.	177,915	7,117
	Albemarle Corp.	20,974	4,679
	Shin-Etsu Chemical Co., Ltd.	121,400	4,035
	First Quantum Minerals, Ltd.	148,702	3,518
	BHP Group, Ltd. (CDI)	113,284	3,365
	Evonik Industries AG	148,278	2,818
	Air Products and Chemicals, Inc.	8,673	2,598
	Heidelberg Materials AG, non-registered shares	29,270	2,403
	Akzo Nobel NV	25,784	2,107
	Barrick Gold Corp. (CAD denominated)	121,716	2,059
	Dow, Inc.	22,324	1,189
	Corteva, Inc.	17,755	1,017
	CRH PLC	12,762	705

			114,927

Communication	Alphabet, Inc., Class C1	157,995	19,113
services	Alphabet, Inc., Class A1	87,018	10,416
5.46%	Netflix, Inc.[1]	29,129	12,831
	Publicis Groupe SA	101,328	7,904
	Meta Platforms, Inc., Class A1	25,350	7,275
	NetEase, Inc.	333,100	6,473
	Comcast Corp., Class A	145,949	6,064
	Sea, Ltd., Class A (ADR)[1]	83,174	4,827
	Bharti Airtel, Ltd.	394,026	4,226
	Bharti Airtel, Ltd., interim shares	13,994	83
	Take-Two Interactive Software, Inc.[1]	23,346	3,436
	Deutsche Telekom AG	152,088	3,315
	Universal Music Group NV	136,351	3,029
	Singapore Telecommunications, Ltd.	1,510,800	2,799
	SoftBank Corp.	256,685	2,746
	Omnicom Group, Inc.	21,678	2,063

74 American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Communication	Nippon Telegraph and Telephone Corp.	1,215,000	$1,440
services	Tencent Holdings, Ltd.	29,500	1,256
(continued)	Yandex NV, Class A1	9,810	139

			99,435

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	399,557	22,464
5.23%	EOG Resources, Inc.	77,547	8,875
	Cenovus Energy, Inc. (CAD denominated)	462,034	7,847
	TotalEnergies SE	122,540	7,023
	Baker Hughes Co., Class A	201,698	6,376
	Cameco Corp. (CAD denominated)	144,029	4,511
	Cameco Corp.	43,262	1,355
	Tourmaline Oil Corp.	120,026	5,655
	BP PLC	906,866	5,313
	Shell PLC (GBP denominated)	144,033	4,288
	Reliance Industries, Ltd.	137,445	4,286
	ConocoPhillips	34,528	3,577
	Woodside Energy Group, Ltd.	115,207	2,668
	Woodside Energy Group, Ltd. (CDI)	21,821	504
	TC Energy Corp. (CAD denominated)	74,003	2,991
	Suncor Energy, Inc.	76,426	2,242
	Schlumberger NV	41,874	2,057
	Exxon Mobil Corp.	18,586	1,993
	Aker BP ASA	56,759	1,330
	Gazprom PJSC[3]	2,248,304	–	[4]

			95,355

Utilities	E.ON SE	416,028	5,303
2.12%	DTE Energy Company	44,922	4,942
	PG&E Corp.[1]	263,771	4,558
	Engie SA	224,709	3,737
	Engie SA, bonus shares	41,586	692
	Edison International	49,486	3,437
	China Resources Gas Group, Ltd.	946,432	3,245
	Iberdrola, SA, non-registered shares	248,020	3,240
	Constellation Energy Corp.	34,696	3,176
	NextEra Energy, Inc.	32,920	2,443
	Power Grid Corporation of India, Ltd.	663,057	2,063
	AES Corp.	44,200	916
	Public Service Enterprise Group, Inc.	13,054	817

			38,569

Real estate	Crown Castle, Inc. REIT	38,059	4,337
0.65%	Longfor Group Holdings, Ltd.	829,738	2,032
	American Tower Corp. REIT	10,183	1,975
	China Resources Mixc Lifestyle Services, Ltd.	326,600	1,625
	Iron Mountain, Inc. REIT	17,607	1,000
	Sun Hung Kai Properties, Ltd.	70,500	889

			11,858

	Total common stocks (cost: $1,280,753,000)		1,740,035

Preferred securities 0.10%
Consumer	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	8,854	1,099

discretionary
0.06%

American Funds Insurance Series 75

Capital World Growth and Income Fund (continued)

Preferred securities (continued)		Shares	Value (000)
Health care	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	$543

0.03%

Financials 0.01%	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	57,948	133
	Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	56,047	132

			265

	Total preferred securities (cost: $2,388,000)		1,907

Bonds, notes & other debt instruments 0.59%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.32%
	Brazil (Federative Republic of) 10.00% 1/1/2033	BRL23,200	4,672
	United Mexican States, Series M, 8.00% 12/7/2023	MXN20,000	1,153

			5,825

Corporate bonds, notes & loans 0.27%
Health care	Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	USD1,600	1,591
0.14%	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	1,100	987

			2,578

Consumer	Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[5]	465	494
discretionary	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	390	364
0.06%	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]	151	159
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[5]	125	133

			1,150

Energy	TransCanada Pipelines, Ltd. 5.10% 3/15/2049	800	746

0.04%

Financials	Lloyds Banking Group PLC 3.369% 12/14/2046
0.03%	(5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[6]	709	470

	Total corporate bonds, notes & loans		4,944

	Total bonds, notes & other debt instruments (cost: $10,451,000)		10,769

Short-term securities 3.94%		Shares
Money market investments 3.89%
	Capital Group Central Cash Fund 5.15%[7,8]	708,625	70,870

76 American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.05%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[7,9]	428,400	$429
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[7,9]	428,400	428

		857

Total short-term securities (cost: $71,717,000)		71,727

Total investment securities 100.13% (cost: $1,365,309,000)		1,824,438
Other assets less liabilities (0.13)%		(2,311)

Net assets 100.00%		$1,822,127

Investments in affiliates8

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 3.89%
Money market investments 3.89%
Capital Group Central Cash Fund 5.15%[7]	$693	$205,416	$135,244		$(5)	$10	$70,870	$1,471
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.15%[7]	111		111	[10]			–	–	[11]

Total 3.89%					$(5)	$10	$70,870	$1,471

[1]	Security did not produce income during the last 12 months.

[2]

All or a portion of this security was on loan. The total value of all such securities was $6,023,000, which represented ..33% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,150,000, which represented .06% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Rate represents the seven-day yield at 6/30/2023.

[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

[10]	Represents net activity. Refer to Note 5 for more information on securities lending.

[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 77

Growth-Income Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 94.66%		Shares	Value (000)
Information	Microsoft Corp.	7,657,151	$2,607,566
technology	Broadcom, Inc.	2,065,791	1,791,929
20.32%	Apple, Inc.	1,666,424	323,236
	ASML Holding NV	215,068	155,682
	ASML Holding NV (New York registered) (ADR)	137,293	99,503
	Taiwan Semiconductor Manufacturing Company, Ltd.	12,123,000	225,916
	Accenture PLC, Class A	703,659	217,135
	Adobe, Inc.[1]	417,161	203,988
	Applied Materials, Inc.	1,300,400	187,960
	ServiceNow, Inc.[1]	294,412	165,451
	NVIDIA Corp.	380,677	161,034
	Texas Instruments, Inc.	744,443	134,015
	SK hynix, Inc.	1,326,567	116,969
	GoDaddy, Inc., Class A1	1,402,444	105,366
	Salesforce, Inc.[1]	460,286	97,240
	Arista Networks, Inc.[1]	548,871	88,950
	Analog Devices, Inc.	398,402	77,613
	Intel Corp.	2,300,000	76,912
	Micron Technology, Inc.	1,077,000	67,970
	QUALCOMM, Inc.	564,911	67,247
	Snowflake, Inc., Class A1	366,942	64,574
	KLA Corp.	116,000	56,262
	MKS Instruments, Inc.	481,000	51,996
	Cognizant Technology Solutions Corp., Class A	682,850	44,576
	Datadog, Inc., Class A1	365,800	35,987
	Lam Research Corp.	50,039	32,168
	Trimble, Inc.[1]	443,800	23,495
	Dye & Durham, Ltd.	243,145	3,324

			7,284,064

Industrials	General Electric Co.	7,403,660	813,292
16.14%	Raytheon Technologies Corp.	6,583,828	644,952
	Carrier Global Corp.	7,536,978	374,663
	TransDigm Group, Inc.	379,321	339,178
	Northrop Grumman Corp.	597,300	272,249
	Woodward, Inc.	2,204,500	262,137
	Airbus SE, non-registered shares	1,617,590	233,831
	Waste Connections, Inc.	1,425,463	203,741
	General Dynamics Corp.	848,975	182,657
	Waste Management, Inc.	1,005,502	174,374
	GFL Environmental, Inc., subordinate voting shares	4,404,748	170,904
	Automatic Data Processing, Inc.	764,135	167,949
	TFI International, Inc.	1,386,815	158,041
	Equifax, Inc.	597,507	140,593
	Lincoln Electric Holdings, Inc.	651,887	129,484
	Safran SA	750,153	117,858
	ITT, Inc.	1,244,379	115,989
	Broadridge Financial Solutions, Inc.	675,596	111,899
	United Airlines Holdings, Inc.[1]	1,946,966	106,830
	BWX Technologies, Inc.	1,485,298	106,303
	L3Harris Technologies, Inc.	520,048	101,810
	Old Dominion Freight Line, Inc.	245,487	90,769
	United Rentals, Inc.	183,000	81,503
	Fortive Corp.	1,085,000	81,126
	CSX Corp.	2,368,992	80,783
	Union Pacific Corp.	368,000	75,300
	Concentrix Corp.	904,367	73,028
	Delta Air Lines, Inc.	1,415,000	67,269
	Honeywell International, Inc.	291,182	60,420
	Boeing Company[1]	270,800	57,182
	Ceridian HCM Holding, Inc.[1]	561,543	37,607

78 American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	TELUS International (Cda), Inc., subordinate voting shares[1]	2,302,991	$34,959
(continued)	Norfolk Southern Corp.	143,359	32,508
	Otis Worldwide Corp.	268,100	23,864
	Lockheed Martin Corp.	50,000	23,019
	Fastenal Co.	379,747	22,401
	Paychex, Inc.	127,131	14,222

			5,784,694

Health care	UnitedHealth Group, Inc.	1,440,199	692,217
12.80%	Abbott Laboratories	6,276,960	684,314
	AbbVie, Inc.	3,434,623	462,747
	GE HealthCare Technologies, Inc.	4,644,037	377,282
	Novo Nordisk AS, Class B	1,693,679	273,552
	Eli Lilly and Company	542,974	254,644
	AstraZeneca PLC	1,209,323	173,222
	AstraZeneca PLC (ADR)	721,200	51,616
	Danaher Corp.	888,895	213,335
	Thermo Fisher Scientific, Inc.	321,657	167,824
	Bristol-Myers Squibb Company	2,284,278	146,080
	Humana, Inc.	322,703	144,290
	Takeda Pharmaceutical Company, Ltd.	3,045,800	95,733
	Regeneron Pharmaceuticals, Inc.[1]	131,081	94,187
	Revvity, Inc.	769,600	91,421
	Johnson & Johnson	510,333	84,470
	Vertex Pharmaceuticals, Inc.[1]	231,626	81,511
	CVS Health Corp.	1,133,178	78,337
	Zoetis, Inc., Class A	400,684	69,002
	Pfizer, Inc.	1,470,000	53,920
	Penumbra, Inc.[1]	150,905	51,920
	Elevance Health, Inc.	105,511	46,877
	Gilead Sciences, Inc.	537,989	41,463
	Medtronic PLC	413,597	36,438
	Stryker Corp.	105,643	32,231
	Edwards Lifesciences Corp.[1]	317,059	29,908
	Tandem Diabetes Care, Inc.[1]	910,186	22,336
	BioMarin Pharmaceutical, Inc.[1]	155,000	13,435
	Seagen, Inc.[1]	47,504	9,143
	NovoCure, Ltd.[1]	193,600	8,034
	Vir Biotechnology, Inc.[1]	258,400	6,338

			4,587,827

Financials	Mastercard, Inc., Class A	1,561,599	614,177
10.82%	JPMorgan Chase & Co.	3,087,383	449,029
	Marsh & McLennan Companies, Inc.	1,709,201	321,466
	Visa, Inc., Class A	1,346,541	319,777
	Arthur J. Gallagher & Co.	1,189,650	261,211
	Chubb, Ltd.	927,008	178,505
	Aon PLC, Class A	442,013	152,583
	Morgan Stanley	1,673,017	142,876
	BlackRock, Inc.	202,957	140,272
	B3 SA - Brasil, Bolsa, Balcao	39,829,500	121,530
	Fidelity National Information Services, Inc.	2,114,700	115,674
	FleetCor Technologies, Inc.[1]	420,507	105,581
	Wells Fargo & Company	2,248,532	95,967
	Global Payments, Inc.	973,628	95,922
	S&P Global, Inc.	228,138	91,458
	Berkshire Hathaway, Inc., Class B1	250,000	85,250
	State Street Corp.	1,077,260	78,834
	Fiserv, Inc.[1]	536,700	67,705
	Webster Financial Corp.	1,701,139	64,218

American Funds Insurance Series 79

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Power Corporation of Canada, subordinate voting shares[2]	2,293,100	$61,726
(continued)	Blue Owl Capital, Inc., Class A	4,749,165	55,328
	KKR & Co., Inc.	970,000	54,320
	MSCI, Inc.	91,248	42,822
	American International Group, Inc.	704,000	40,508
	TPG, Inc., Class A	1,347,552	39,429
	PNC Financial Services Group, Inc.	299,471	37,718
	Truist Financial Corp.	800,000	24,280
	Citizens Financial Group, Inc.	728,750	19,006
	CME Group, Inc., Class A	5,500	1,019

			3,878,191

Communication	Alphabet, Inc., Class C1	5,999,920	725,810
services	Alphabet, Inc., Class A1	5,066,514	606,462
8.96%	Meta Platforms, Inc., Class A1	2,031,905	583,116
	Netflix, Inc.[1]	1,202,337	529,617
	Comcast Corp., Class A	10,213,138	424,356
	Charter Communications, Inc., Class A1	326,637	119,997
	Electronic Arts, Inc.	843,700	109,428
	Take-Two Interactive Software, Inc.[1]	502,094	73,888
	T-Mobile US, Inc.[1]	268,821	37,339

			3,210,013

Consumer	Amazon.com, Inc.[1]	6,914,363	901,356
discretionary	Royal Caribbean Cruises, Ltd.[1]	2,651,730	275,090
8.49%	Hilton Worldwide Holdings, Inc.	1,430,007	208,137
	Starbucks Corp.	1,763,887	174,731
	General Motors Company	3,674,894	141,704
	Home Depot, Inc.	415,393	129,038
	Chipotle Mexican Grill, Inc.[1]	51,964	111,151
	Restaurant Brands International, Inc.	1,405,154	108,927
	Churchill Downs, Inc.	720,852	100,321
	InterContinental Hotels Group PLC	1,396,700	96,451
	Wyndham Hotels & Resorts, Inc.	1,322,000	90,650
	Entain PLC	5,237,408	85,057
	NIKE, Inc., Class B	692,740	76,458
	Tesla, Inc.[1]	284,057	74,358
	D.R. Horton, Inc.	556,366	67,704
	Burlington Stores, Inc.[1]	399,428	62,866
	Kering SA	101,695	56,322
	CarMax, Inc.[1]	650,000	54,405
	Darden Restaurants, Inc.	296,000	49,456
	Marriott International, Inc., Class A	258,000	47,392
	Airbnb, Inc., Class A1	350,000	44,856
	Tapestry, Inc.	948,126	40,580
	YUM! Brands, Inc.	196,630	27,243
	NVR, Inc.[1]	3,010	19,115
	Aptiv PLC[1]	11,457	1,170

			3,044,538

Consumer staples	Philip Morris International, Inc.	6,618,268	646,075
5.77%	British American Tobacco PLC	9,803,959	325,261
	Dollar Tree Stores, Inc.[1]	1,559,165	223,740
	General Mills, Inc.	2,118,800	162,512
	Molson Coors Beverage Company, Class B, restricted voting shares	2,332,249	153,555
	Mondelez International, Inc.	1,607,973	117,285
	Constellation Brands, Inc., Class A	407,978	100,416
	Anheuser-Busch InBev SA/NV	1,339,531	75,866
	Church & Dwight Co., Inc.	662,578	66,410

80 American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples	Archer Daniels Midland Company	670,100	$50,633
(continued)	Dollar General Corp.	291,102	49,423
	PepsiCo, Inc.	215,112	39,843
	Monster Beverage Corp.[1]	357,120	20,513
	Kraft Heinz Company	567,200	20,136
	Keurig Dr Pepper, Inc.	575,591	17,999

			2,069,667

Energy	Chevron Corp.	2,053,300	323,087
3.73%	Baker Hughes Co., Class A	7,353,936	232,458
	ConocoPhillips	2,074,316	214,920
	Canadian Natural Resources, Ltd. (CAD denominated)	3,393,801	190,806
	TC Energy Corp.	1,909,381	77,158
	TC Energy Corp. (CAD denominated)	1,849,358	74,742
	EOG Resources, Inc.	620,310	70,988
	Exxon Mobil Corp.	660,220	70,808
	Equitrans Midstream Corp.	3,862,622	36,927
	Cheniere Energy, Inc.	238,735	36,374
	Diamondback Energy, Inc.	51,890	6,816

			1,335,084

Utilities	PG&E Corp.[1]	21,353,804	368,994
3.46%	Edison International	2,689,330	186,774
	Constellation Energy Corp.	1,414,838	129,528
	Sempra Energy	690,000	100,457
	Engie SA	5,237,367	87,114
	CenterPoint Energy, Inc.	2,840,104	82,789
	AES Corp.	3,252,943	67,434
	NextEra Energy, Inc.	866,000	64,257
	Entergy Corp.	645,000	62,804
	CMS Energy Corp.	783,323	46,020
	DTE Energy Company	401,000	44,118

			1,240,289

Materials	Linde PLC	1,122,332	427,698
2.99%	LyondellBasell Industries NV	1,735,980	159,415
	Vale SA (ADR), ordinary nominative shares	5,459,475	73,266
	Vale SA, ordinary nominative shares	3,404,848	45,666
	Celanese Corp.	782,815	90,650
	Corteva, Inc.	1,505,942	86,290
	ATI, Inc.[1]	1,626,963	71,961
	Freeport-McMoRan, Inc.	1,437,967	57,519
	Barrick Gold Corp.	2,373,000	40,175
	Sherwin-Williams Company	73,315	19,467

			1,072,107

Real estate	Equinix, Inc. REIT	278,701	218,485
1.18%	VICI Properties, Inc. REIT	5,171,525	162,541
	Crown Castle, Inc. REIT	380,433	43,346

			424,372

	Total common stocks (cost: $19,905,770,000)		33,930,846

Convertible stocks 0.17%
Financials	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	527,700	34,881

0.09%

American Funds Insurance Series 81

Growth-Income Fund (continued)

Convertible stocks (continued)		Shares	Value (000)
Utilities	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[2]	617,200	$27,953

0.08%	Total convertible stocks (cost: $74,384,000)		62,834

Bonds, notes & other debt instruments 0.02%		Principal amount (000)
Corporate bonds, notes & loans 0.02%
Industrials	Boeing Co. 4.875% 5/1/2025	USD4,706	4,641

0.02%

Consumer	General Motors Financial Co., Inc. 4.30% 7/13/2025	160	155
discretionary	General Motors Financial Co., Inc. 5.25% 3/1/2026	827	815

0.00%			970

	Total corporate bonds, notes & loans		5,611

	Total bonds, notes & other debt instruments (cost: $5,618,000)		5,611

Short-term securities 5.47%		Shares
Money market investments 5.31%
	Capital Group Central Cash Fund 5.15%[3,4]	19,017,596	1,901,950

Money market investments purchased with collateral from securities on loan 0.16%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[3,5]	29,173,894	29,174
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[3,5]	28,974,017	28,974
	Capital Group Central Cash Fund 5.15%[3,4,5]	208	21

			58,169

	Total short-term securities (cost: $1,959,423,000)		1,960,119

	Total investment securities 100.32% (cost: $21,945,195,000)		35,959,410
	Other assets less liabilities (0.32)%		(115,570)

	Net assets 100.00%		$35,843,840

Investments in affiliates[4]

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Short-term securities 5.31%
Money market investments 5.31%
Capital Group Central Cash Fund 5.15%[3]	$2,565,190	$1,994,435	$2,658,100		$56	$369	$1,901,950	$56,076
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.15%[3,5]	40,231		40,210	[6]			21	–	[7]

Total 5.31%					$56	$369	$1,901,971	$56,076

82 American Funds Insurance Series

Growth-Income Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $61,497,000, which represented ..17% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Rate represents the seven-day yield at 6/30/2023.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key	to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 83

International Growth and Income Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 93.80%		Shares	Value (000)
Financials	Ping An Insurance (Group) Company of China, Ltd., Class H	709,000	$4,543
16.65%	AXA SA	136,862	4,043
	AIA Group, Ltd.	379,400	3,871
	Edenred SA	49,245	3,298
	HDFC Bank, Ltd.	124,454	2,586
	Zurich Insurance Group AG	5,353	2,543
	DNB Bank ASA	122,116	2,283
	UniCredit SpA	91,384	2,131
	Société Générale	72,702	1,893
	Resona Holdings, Inc.	387,000	1,854
	Tokio Marine Holdings, Inc.	72,100	1,665
	Euronext NV	19,426	1,321
	Hana Financial Group, Inc.	40,282	1,206
	Banco Santander, SA	296,060	1,099
	London Stock Exchange Group PLC	9,959	1,055
	KB Financial Group, Inc.	27,632	1,002
	Aon PLC, Class A	2,758	952
	Bank Hapoalim B.M.	112,043	919
	Banco Bilbao Vizcaya Argentaria, SA	113,087	872
	Erste Group Bank AG	23,853	838
	Hang Seng Bank, Ltd.	55,600	792
	Prudential PLC	54,761	772
	Toronto-Dominion Bank (CAD denominated)	12,366	766
	Grupo Financiero Banorte, SAB de CV, Series O	86,376	713
	Industrial and Commercial Bank of China, Ltd., Class H	1,240,040	662
	HDFC Life Insurance Co., Ltd.	79,609	632
	DBS Group Holdings, Ltd.	24,695	577
	China Merchants Bank Co., Ltd., Class H	125,500	571
	Bank Leumi Le Israel BM	75,305	564
	Tryg A/S	24,722	535
	Discovery, Ltd.[1]	63,658	492
	Kotak Mahindra Bank, Ltd.	20,930	471
	CaixaBank, SA, non-registered shares	110,211	457
	XP, Inc., Class A1	18,639	437
	Israel Discount Bank, Ltd., Class A	87,188	433
	Bank Mandiri (Persero) Tbk PT	1,210,116	424
	ICICI Bank, Ltd. (ADR)	17,096	395
	Dai-ichi Life Holdings, Inc.	20,400	391
	United Overseas Bank, Ltd.	16,600	344
	Skandinaviska Enskilda Banken AB, Class A	30,983	343
	ICICI Securities, Ltd.	45,682	339
	Brookfield Corp., Class A (CAD denominated)	9,671	326
	Postal Savings Bank of China Co., Ltd., Class H	437,000	270
	3i Group PLC	10,807	268
	ING Groep NV	19,804	267
	B3 SA - Brasil, Bolsa, Balcao	79,142	241
	Canara Bank	62,228	230
	Hong Kong Exchanges and Clearing, Ltd.	5,900	224
	Banca Generali SpA	5,999	207
	Intesa Sanpaolo SpA	77,253	203
	ABN AMRO Bank NV	11,559	180
	AU Small Finance Bank, Ltd.	12,289	113
	Moscow Exchange MICEX-RTS PJSC[2]	346,177	–	[3]
	Sberbank of Russia PJSC[2]	476,388	–	[3]

			53,613

Industrials	Airbus SE, non-registered shares	49,518	7,158
13.33%	BAE Systems PLC	392,905	4,636
	CCR SA, ordinary nominative shares	804,508	2,361
	ABB, Ltd.	54,020	2,126
	Alliance Global Group, Inc.	7,601,700	1,848

84 American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	SMC Corp.	3,000	$1,668
(continued)	Daikin Industries, Ltd.	7,900	1,613
	RELX PLC	43,468	1,449
	Ryanair Holdings PLC (ADR)[1]	12,942	1,431
	Bunzl PLC	33,727	1,284
	InPost SA1	113,181	1,228
	Safran SA	6,996	1,099
	Rheinmetall AG	3,570	980
	Brenntag SE	12,182	949
	Mitsui & Co., Ltd.	24,100	907
	LIXIL Corp.	60,000	762
	Nidec Corp.	12,900	709
	Epiroc AB, Class A	19,168	363
	Epiroc AB, Class B	18,749	303
	Experian PLC	16,847	647
	Techtronic Industries Co., Ltd.	59,000	646
	TFI International, Inc. (CAD denominated)	4,727	539
	Caterpillar, Inc.	2,180	536
	BELIMO Holding AG	1,072	535
	Canadian Pacific Kansas City, Ltd. (CAD denominated)	6,588	532
	DSV A/S	2,346	494
	Interpump Group SpA	8,775	488
	Wizz Air Holdings PLC[1]	13,369	465
	DHL Group	9,199	449
	Canadian National Railway Company (CAD denominated)	3,461	419
	SITC International Holdings Co., Ltd.	227,659	418
	Siemens AG	2,467	411
	AGC, Inc.[4]	10,000	360
	Adecco Group AG	10,191	333
	Diploma PLC	8,627	328
	ITOCHU Corp.	8,000	318
	Fluidra, SA, non-registered shares	15,091	294
	IMCD NV	1,944	280
	ASSA ABLOY AB, Class B	10,930	262
	Hitachi, Ltd.	3,900	241
	Rentokil Initial PLC	28,943	226
	Komatsu, Ltd.	7,400	200
	Shenzhen Inovance Technology Co., Ltd., Class A	22,300	197
	Melrose Industries PLC	28,547	184
	VAT Group AG	324	134
	Polycab India, Ltd.	2,077	90
	Thales SA	121	18

			42,918

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	5,443	5,137
discretionary	Renault SA	72,530	3,060
11.30%	Evolution AB	20,484	2,596
	InterContinental Hotels Group PLC	27,923	1,928
	Restaurant Brands International, Inc. (CAD denominated)[4]	24,397	1,892
	Industria de Diseño Textil, SA	46,557	1,809
	Midea Group Co., Ltd., Class A	189,700	1,544
	adidas AG	7,496	1,454
	B&M European Value Retail SA	194,270	1,377
	Prosus NV, Class N	18,590	1,360
	Sands China, Ltd.[1]	390,772	1,337
	MGM China Holdings, Ltd.[1,4]	1,132,400	1,327
	Sodexo SA	11,248	1,239
	Galaxy Entertainment Group, Ltd.[1]	178,000	1,136
	Stellantis NV	64,100	1,128
	Wynn Macau, Ltd.[1]	1,149,200	1,047
	Valeo SA, non-registered shares	38,408	824

American Funds Insurance Series 85

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Paltac Corp.	21,100	$702
discretionary	Li Ning Co., Ltd.	117,500	635
(continued)	Cie. Financière Richemont SA, Class A	3,572	606
	Alibaba Group Holding, Ltd.[1]	52,100	542
	Trip.com Group, Ltd.[1]	9,700	339
	Trip.com Group, Ltd. (ADR)[1]	5,672	199
	Entain PLC	32,062	521
	Coupang, Inc., Class A1	28,125	489
	D’Ieteren Group	2,544	450
	Amadeus IT Group SA, Class A, non-registered shares	4,610	352
	Games Workshop Group PLC	2,533	352
	Kering SA	554	307
	IDP Education, Ltd.	10,558	156
	Pan Pacific International Holdings Corp.	8,200	147
	Nitori Holdings Co., Ltd.	1,300	145
	MercadoLibre, Inc.[1]	88	104
	Dixon Technologies (India), Ltd.[1]	1,572	84
	Balkrishna Industries, Ltd.	2,474	71

			36,396

Information	Taiwan Semiconductor Manufacturing Company, Ltd.	417,000	7,771
technology	ASML Holding NV	10,492	7,594
10.93%	Tokyo Electron, Ltd.	23,900	3,423
	Samsung Electronics Co., Ltd.	43,937	2,422
	MediaTek, Inc.	103,000	2,286
	Broadcom, Inc.	2,607	2,261
	SAP SE	14,130	1,929
	Keyence Corp.	2,600	1,230
	TDK Corp.	29,700	1,150
	Capgemini SE	6,068	1,149
	ASM International NV	1,957	832
	Nokia Corp.	179,319	752
	Kingdee International Software Group Co., Ltd.[1]	432,000	580
	Sage Group PLC	48,580	571
	Halma PLC	11,436	331
	Vanguard International Semiconductor Corp.	81,000	230
	eMemory Technology, Inc.	3,000	215
	NICE, Ltd. (ADR)[1]	890	184
	Nomura Research Institute, Ltd.	5,300	146
	Fujitsu, Ltd.	1,000	129

			35,185

Health care	AstraZeneca PLC	71,421	10,231
9.62%	Novo Nordisk AS, Class B	45,528	7,353
	Sanofi	43,549	4,669
	EssilorLuxottica SA	9,703	1,836
	Bayer AG	26,813	1,482
	Grifols, SA, Class B (ADR)[1]	86,250	790
	Lonza Group AG	1,067	637
	HOYA Corp.	4,800	573
	Genus PLC	20,620	568
	Siemens Healthineers AG	9,920	561
	WuXi Biologics (Cayman), Inc.[1]	112,000	540
	Roche Holding AG, nonvoting non-registered shares	1,227	375
	Eisai Co., Ltd.	5,100	344
	Argenx SE (ADR)[1]	777	303
	Hypera SA, ordinary nominative shares	27,159	261
	BeiGene, Ltd. (ADR)[1]	1,113	198

86 American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care	Innovent Biologics, Inc.[1]	46,000	$175
(continued)	CanSino Biologics, Inc., Class H4	21,400	72
	EUROAPI[1]	1,412	16

			30,984

Consumer staples	Philip Morris International, Inc.	72,448	7,072
9.57%	British American Tobacco PLC	145,829	4,838
	Carlsberg A/S, Class B	15,731	2,515
	Nestlé SA	20,772	2,499
	Kweichow Moutai Co., Ltd., Class A	10,390	2,423
	Pernod Ricard SA	8,902	1,967
	Anheuser-Busch InBev SA/NV	25,928	1,469
	KT&G Corp.	19,729	1,242
	Arca Continental, SAB de CV	95,987	987
	Carrefour SA, non-registered shares	46,158	875
	Japan Tobacco, Inc.[4]	34,500	756
	Asahi Group Holdings, Ltd.	18,300	709
	Ocado Group PLC[1]	97,053	701
	L’Oréal SA, non-registered shares	1,405	656
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	89,824	579
	Imperial Brands PLC	26,127	578
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	160,671	357
	Reckitt Benckiser Group PLC	4,464	335
	Danone SA	3,976	244

			30,802

Energy	TotalEnergies SE	99,075	5,678
6.60%	BP PLC	640,457	3,752
	TechnipFMC PLC[1]	138,787	2,307
	Schlumberger NV	33,086	1,625
	Cameco Corp. (CAD denominated)	50,859	1,593
	Canadian Natural Resources, Ltd. (CAD denominated)	24,662	1,387
	TC Energy Corp. (CAD denominated)	28,137	1,137
	Woodside Energy Group, Ltd.	30,934	716
	Reliance Industries, Ltd.	18,277	570
	Aker BP ASA	22,064	517
	Saudi Arabian Oil Co.	55,149	475
	Gaztransport & Technigaz SA	4,511	459
	Tourmaline Oil Corp.	7,638	360
	INPEX Corp.[4]	30,400	339
	Equinor ASA	11,120	323
	Sovcomflot PAO[2]	356,717	–	[3]
	Gazprom PJSC[2]	671,150	–	[3]
	LUKOIL Oil Co. PJSC[2]	9,706	–	[3]

			21,238

Communication	Publicis Groupe SA	40,679	3,173
services	Koninklijke KPN NV	772,856	2,759
5.81%	Tencent Holdings, Ltd.	46,700	1,988
	Nippon Telegraph and Telephone Corp.	1,645,000	1,949
	Telefónica, SA, non-registered shares	387,455	1,572
	BT Group PLC	791,363	1,231
	SoftBank Corp.	91,600	980
	América Móvil, SAB de CV, Class B (ADR)	33,508	725
	Vodafone Group PLC	766,708	723
	MTN Group, Ltd.	88,340	650
	Deutsche Telekom AG	28,053	612
	Singapore Telecommunications, Ltd.	312,200	578
	KANZHUN, Ltd., Class A (ADR)[1]	32,449	488

American Funds Insurance Series 87

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Communication	Indus Towers, Ltd.[1]	219,926	$441
services	Sea, Ltd., Class A (ADR)[1]	4,726	274
(continued)	NetEase, Inc.	14,000	272
	Universal Music Group NV	8,573	191
	KT Corp.	3,535	80
	Viaplay Group AB, Class B1	6,878	40

			18,726

Materials	Vale SA, ordinary nominative shares	166,547	2,234
5.49%	Vale SA (ADR), ordinary nominative shares	59,920	804
	Barrick Gold Corp.	118,707	2,010
	Barrick Gold Corp. (CAD denominated)	13,543	229
	Linde PLC	5,564	2,120
	Glencore PLC	289,339	1,641
	Rio Tinto PLC	15,796	1,004
	Air Liquide SA, non-registered shares	4,736	849
	Nutrien, Ltd. (CAD denominated)	13,817	816
	Sociedad Química y Minera de Chile SA, Class B (ADR)	10,473	761
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	93,913	665
	Asahi Kasei Corp.	96,500	655
	Fortescue Metals Group, Ltd.	40,894	609
	Holcim, Ltd.	8,429	567
	Shin-Etsu Chemical Co., Ltd.	15,500	515
	Sika AG	1,725	493
	UPM-Kymmene OYJ	14,948	445
	Fresnillo PLC	56,173	435
	Grupo México, SAB de CV, Series B	86,163	415
	DSM-Firmenich AG	2,262	243
	Givaudan SA	52	173
	Alrosa PJSC[2]	53,607	–	[3]

			17,683

Utilities	Engie SA	170,504	2,836
2.72%	ENN Energy Holdings, Ltd.	124,500	1,556
	Brookfield Infrastructure Partners, LP	35,195	1,286
	Enel SpA	121,999	822
	National Grid PLC	51,693	683
	Iberdrola, SA, non-registered shares	50,006	653
	Veolia Environnement	17,522	554
	China Resources Gas Group, Ltd.	103,400	355

			8,745

Real estate	CK Asset Holdings, Ltd.	349,000	1,937
1.78%	Prologis Property Mexico, SA de CV, REIT	269,369	1,001
	Longfor Group Holdings, Ltd.	339,500	831
	Mitsubishi Estate Co., Ltd.	65,100	777
	Link REIT	125,768	700
	KE Holdings, Inc., Class A (ADR)[1]	31,820	473

			5,719

	Total common stocks (cost: $270,796,000)		302,009

Preferred securities 0.44%
Materials	Gerdau SA, preferred nominative shares	221,414	1,159

0.36%

88 American Funds Insurance Series

International Growth and Income Fund (continued)

Preferred securities (continued)		Shares	Value (000)
Information	Samsung Electronics Co., Ltd., nonvoting preferred shares	5,728	$260

technology	Total preferred securities (cost: $1,473,000)		1,419

0.08%

Rights & warrants 0.03%
Consumer	Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[1,5]	12,424	101

discretionary	Total rights & warrants (cost: $93,000)		101

0.03%

Bonds, notes & other debt instruments 0.33%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.33%
	Brazil (Federative Republic of) 10.00% 1/1/2033	BRL5,300	1,067

	Total bonds, notes & other debt instruments (cost: $923,000)		1,067

Short-term securities 4.86%		Shares
Money market investments 4.38%
	Capital Group Central Cash Fund 5.15%[6,7]	140,872	14,089

Money market investments purchased with collateral from securities on loan 0.48%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[6,8]	774,570	775
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[6,8]	774,802	775

			1,550

	Total short-term securities (cost: $15,633,000)		15,639

	Total investment securities 99.46% (cost: $288,918,000)		320,235
	Other assets less liabilities 0.54%		1,752

	Net assets 100.00%		$321,987

Investments in affiliates[7]

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 4.38%
Money market investments 4.38%
Capital Group Central Cash Fund 5.15%[6]	$5,492	$35,329	$26,735	$1	$2	$14,089	$282

American Funds Insurance Series 89

International Growth and Income Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]

All or a portion of this security was on loan. The total value of all such securities was $2,761,000, which represented ..86% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[5]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $101,000, which represented .03% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 6/30/2023.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

90 American Funds Insurance Series

Capital Income Builder
Investment portfolio June 30, 2023	unaudited

Common stocks 75.05%		Shares	Value (000)
Financials	Zurich Insurance Group AG	36,882	$17,523
12.46%	CME Group, Inc., Class A	61,555	11,405
	JPMorgan Chase & Co.	70,175	10,206
	Morgan Stanley	102,538	8,757
	DBS Group Holdings, Ltd.	322,206	7,534
	Power Corporation of Canada, subordinate voting shares[1]	201,698	5,429
	DNB Bank ASA	285,670	5,341
	BlackRock, Inc.	7,080	4,893
	B3 SA - Brasil, Bolsa, Balcao	1,404,549	4,286
	Münchener Rückversicherungs-Gesellschaft AG	10,154	3,808
	AIA Group, Ltd.	367,400	3,749
	ING Groep NV	249,623	3,371
	Blackstone, Inc.	33,876	3,149
	KBC Groep NV	42,469	2,970
	Principal Financial Group, Inc.	39,022	2,959
	China Pacific Insurance (Group) Co., Ltd., Class H	1,062,950	2,753
	American International Group, Inc.	46,102	2,653
	United Overseas Bank, Ltd.	114,400	2,371
	National Bank of Canada	31,087	2,316
	Wells Fargo & Company	52,572	2,244
	Kaspi.kz JSC[2]	21,756	1,732
	Kaspi.kz JSC (GDR)	5,504	438
	Webster Financial Corp.	57,320	2,164
	Toronto-Dominion Bank (CAD denominated)	33,526	2,078
	Great-West Lifeco, Inc.	70,712	2,053
	Tryg A/S	93,596	2,026
	China Merchants Bank Co., Ltd., Class A	300,400	1,361
	China Merchants Bank Co., Ltd., Class H	94,500	429
	Hana Financial Group, Inc.	58,605	1,754
	Capital One Financial Corp.	15,007	1,641
	Ping An Insurance (Group) Company of China, Ltd., Class H	249,500	1,599
	Swedbank AB, Class A	92,163	1,556
	East West Bancorp, Inc.	26,392	1,393
	State Street Corp.	16,884	1,236
	360 ONE WAM, Ltd.	220,416	1,221
	EFG International AG	119,467	1,214
	BNP Paribas SA	19,047	1,203
	Franklin Resources, Inc.	44,949	1,201
	Western Union Company	88,324	1,036
	Truist Financial Corp.	34,064	1,034
	PNC Financial Services Group, Inc.	8,189	1,031
	Citizens Financial Group, Inc.	39,063	1,019
	TPG, Inc., Class A	31,841	932
	Bank Central Asia Tbk PT	1,488,500	918
	Patria Investments, Ltd., Class A	63,717	911
	OneMain Holdings, Inc.	18,599	813
	Banco Santander, SA	217,744	808
	Citigroup, Inc.	17,383	800
	Euronext NV	11,764	800
	Société Générale	29,067	757
	Vontobel Holding AG	11,821	751
	Skandinaviska Enskilda Banken AB, Class A	63,216	699
	Fidelity National Information Services, Inc.	10,115	553
	Fukuoka Financial Group, Inc.	26,500	547
	Bank of Montreal	4,075	368
	UniCredit SpA	12,643	295
	Travelers Companies, Inc.	1,600	278
	Moscow Exchange MICEX-RTS PJSC[3]	875,002	–	[4]
	Sberbank of Russia PJSC[3]	204,176	–	[4]

			148,366

American Funds Insurance Series 91

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Health care	AbbVie, Inc.	164,878	$22,214
9.66%	Abbott Laboratories	134,527	14,666
	Gilead Sciences, Inc.	156,388	12,053
	Amgen, Inc.	48,290	10,721
	Sanofi	87,478	9,378
	Medtronic PLC	102,282	9,011
	AstraZeneca PLC	55,623	7,967
	Bristol-Myers Squibb Company	119,512	7,643
	Takeda Pharmaceutical Company, Ltd.	163,825	5,149
	Roche Holding AG, nonvoting non-registered shares	10,518	3,214
	Novartis AG	29,445	2,972
	UnitedHealth Group, Inc.	6,021	2,894
	Johnson & Johnson	14,328	2,372
	GSK PLC	101,005	1,784
	Merck & Co., Inc.	8,309	959
	Pfizer, Inc.	19,387	711
	EBOS Group, Ltd.	31,061	703
	Bayer AG	12,628	698

			115,109

Consumer staples	Philip Morris International, Inc.	269,741	26,332
9.60%	British American Tobacco PLC	416,259	13,810
	British American Tobacco PLC (ADR)	61,542	2,043
	Nestlé SA	65,960	7,937
	Altria Group, Inc.	170,048	7,703
	General Mills, Inc.	89,727	6,882
	PepsiCo, Inc.	32,513	6,022
	Imperial Brands PLC	248,968	5,506
	ITC, Ltd.	969,000	5,341
	Danone SA	52,836	3,238
	Carlsberg A/S, Class B	19,656	3,143
	Unilever PLC	52,239	2,724
	Diageo PLC	62,535	2,683
	Seven & i Holdings Co., Ltd.	60,700	2,625
	Kimberly-Clark Corp.	17,055	2,355
	Anheuser-Busch InBev SA/NV	38,833	2,199
	Kenvue, Inc.[5]	61,041	1,613
	Wilmar International, Ltd.	564,000	1,588
	Mondelez International, Inc.	17,875	1,304
	Pernod Ricard SA	5,365	1,185
	Kraft Heinz Company	33,332	1,183
	Procter & Gamble Company	7,261	1,102
	Essity Aktiebolag, Class B	39,037	1,039
	Vector Group, Ltd.	69,487	890
	Kao Corp.[1]	20,600	746
	Target Corp.	5,570	735
	Reckitt Benckiser Group PLC	7,982	599
	Viscofan, SA, non-registered shares	7,558	522
	Asahi Group Holdings, Ltd.[1]	11,800	457
	Scandinavian Tobacco Group A/S	21,667	361
	Coca-Cola HBC AG (CDI)	8,272	246
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	99,537	221

			114,334

Industrials	Raytheon Technologies Corp.	215,838	21,143
8.19%	BAE Systems PLC	538,573	6,355
	Siemens AG	35,691	5,941
	Honeywell International, Inc.	23,926	4,965
	Lockheed Martin Corp.	10,428	4,801
	DHL Group	87,449	4,270

92 American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	RELX PLC	121,397	$4,047
(continued)	Paychex, Inc.	30,673	3,431
	Union Pacific Corp.	15,264	3,123
	Marubeni Corp.	178,800	3,055
	Kone OYJ, Class B	56,581	2,956
	United Parcel Service, Inc., Class B	16,388	2,937
	Singapore Technologies Engineering, Ltd.	968,200	2,641
	L3Harris Technologies, Inc.	12,595	2,466
	ITOCHU Corp.	58,800	2,338
	Trinity Industries, Inc.	90,425	2,325
	VINCI SA	17,993	2,091
	Broadridge Financial Solutions, Inc.	11,724	1,942
	Illinois Tool Works, Inc.	7,540	1,886
	BOC Aviation, Ltd.	199,400	1,615
	AB Volvo, Class B	75,480	1,566
	SGS SA	15,425	1,457
	Automatic Data Processing, Inc.	6,541	1,438
	Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	47,408	1,278
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	68,673	1,233
	Trelleborg AB, Class B	49,881	1,211
	Canadian National Railway Company (CAD denominated)	9,101	1,102
	Carrier Global Corp.	17,129	851
	Bureau Veritas SA	29,068	797
	Waste Management, Inc.	3,955	686
	General Dynamics Corp.	2,786	599
	Airbus SE, non-registered shares	3,671	531
	Sulzer AG	4,052	349
	LIXIL Corp.	10,000	127

			97,553

Information	Broadcom, Inc.	45,416	39,396
technology	Microsoft Corp.	64,408	21,933
7.73%	Taiwan Semiconductor Manufacturing Company, Ltd.	549,800	10,246
	Texas Instruments, Inc.	41,595	7,488
	KLA Corp.	5,048	2,448
	Tokyo Electron, Ltd.	11,100	1,590
	NetApp, Inc.	17,470	1,335
	Analog Devices, Inc.	6,364	1,240
	GlobalWafers Co., Ltd.	76,938	1,235
	SAP SE	8,709	1,189
	Vanguard International Semiconductor Corp.	398,700	1,132
	Samsung Electronics Co., Ltd.	16,417	905
	Intel Corp.	18,847	630
	SINBON Electronics Co., Ltd.	37,446	446
	BE Semiconductor Industries NV	3,224	349
	Tripod Technology Corp.	67,000	266
	QUALCOMM, Inc.	1,645	196

			92,024

Utilities	National Grid PLC	662,548	8,755
6.20%	Engie SA	378,476	6,295
	Engie SA, bonus shares	36,900	614
	E.ON SE	501,396	6,391
	Power Grid Corporation of India, Ltd.	2,052,725	6,386
	The Southern Co.	77,968	5,477
	DTE Energy Company	48,749	5,363
	Iberdrola, SA, non-registered shares	301,212	3,934
	Edison International	55,028	3,822
	Sempra Energy	26,255	3,822
	Duke Energy Corp.	38,994	3,499

American Funds Insurance Series 93

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Utilities	Dominion Energy, Inc.	53,949	$2,794
(continued)	AES Corp.	119,553	2,478
	CenterPoint Energy, Inc.	77,961	2,273
	SSE PLC	77,332	1,812
	Entergy Corp.	18,533	1,804
	Public Service Enterprise Group, Inc.	25,936	1,624
	Pinnacle West Capital Corp.	15,295	1,246
	ENN Energy Holdings, Ltd.	96,100	1,201
	Exelon Corp.	28,319	1,154
	SembCorp Industries, Ltd.	239,800	1,021
	Evergy, Inc.	15,369	898
	Power Assets Holdings, Ltd.	106,500	559
	NextEra Energy, Inc.	6,009	446
	CMS Energy Corp.	3,992	234

			73,902

Real estate	VICI Properties, Inc. REIT	523,772	16,462
5.81%	Crown Castle, Inc. REIT	100,515	11,453
	Equinix, Inc. REIT	10,387	8,143
	Public Storage REIT	15,169	4,428
	Extra Space Storage, Inc. REIT	23,243	3,460
	Federal Realty Investment Trust REIT	29,425	2,847
	Gaming and Leisure Properties, Inc. REIT	54,176	2,625
	Link REIT	467,128	2,601
	American Tower Corp. REIT	13,195	2,559
	Boston Properties, Inc. REIT	34,917	2,011
	CK Asset Holdings, Ltd.	330,500	1,834
	Welltower, Inc. REIT	20,296	1,642
	Sun Hung Kai Properties, Ltd.	113,755	1,435
	Charter Hall Group REIT	153,228	1,097
	POWERGRID Infrastructure Investment Trust REIT	681,110	955
	CTP NV	69,427	901
	Digital Realty Trust, Inc. REIT	6,950	791
	Longfor Group Holdings, Ltd.	298,000	730
	Mindspace Business Parks REIT	186,589	702
	Kimco Realty Corp. REIT	31,679	625
	Prologis, Inc. REIT	4,763	584
	Americold Realty Trust, Inc. REIT	17,402	562
	Embassy Office Parks REIT	115,328	409
	CubeSmart REIT	8,847	395

			69,251

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	220,983	12,424
5.80%	Exxon Mobil Corp.	83,569	8,963
	TC Energy Corp. (CAD denominated)	189,219	7,647
	TC Energy Corp.	16,085	650
	TotalEnergies SE	107,364	6,153
	Chevron Corp.	37,408	5,886
	BP PLC	828,721	4,855
	EOG Resources, Inc.	41,596	4,760
	Shell PLC (GBP denominated)	121,163	3,608
	Shell PLC (ADR)	8,467	511
	Woodside Energy Group, Ltd.	123,536	2,861
	Woodside Energy Group, Ltd. (CDI)	25,206	582
	Equitrans Midstream Corp.	220,130	2,104
	Schlumberger NV	37,613	1,848
	ConocoPhillips	16,317	1,691
	Enbridge, Inc. (CAD denominated)	41,796	1,554
	Pioneer Natural Resources Company	4,023	833
	Baker Hughes Co., Class A	25,932	820

94 American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Energy	DT Midstream, Inc.	13,716	$680
(continued)	Neste OYJ	15,434	595
	Gazprom PJSC[3]	880,428	–	[4]

			69,025

Consumer	Home Depot, Inc.	20,368	6,327
discretionary	Industria de Diseño Textil, SA	119,156	4,629
3.65%	Starbucks Corp.	44,556	4,414
	Midea Group Co., Ltd., Class A	531,675	4,327
	Kering SA	7,159	3,965
	Restaurant Brands International, Inc.	48,923	3,793
	LVMH Moët Hennessy-Louis Vuitton SE	3,751	3,540
	YUM! Brands, Inc.	25,305	3,506
	McDonald’s Corp.	11,591	3,459
	Galaxy Entertainment Group, Ltd.[5]	202,000	1,289
	Darden Restaurants, Inc.	7,342	1,227
	NEXT PLC	12,327	1,083
	Tractor Supply Co.	2,597	574
	OPAP SA	22,896	399
	Inchcape PLC	31,417	310
	Pearson PLC	26,653	281
	Kindred Group PLC (SDR)	24,452	261
	VF Corp.	4,833	92

			43,476

Communication	Comcast Corp., Class A	236,587	9,830
services	Nippon Telegraph and Telephone Corp.	3,885,000	4,603
3.15%	Koninklijke KPN NV	1,059,102	3,781
	Singapore Telecommunications, Ltd.	1,895,500	3,512
	Verizon Communications, Inc.	91,806	3,414
	SoftBank Corp.	305,400	3,267
	BCE, Inc.	53,284	2,429
	América Móvil, SAB de CV, Class B (ADR)	90,869	1,967
	HKT Trust and HKT, Ltd., units	1,154,240	1,344
	Omnicom Group, Inc.	10,871	1,034
	WPP PLC	91,116	953
	Warner Music Group Corp., Class A	34,824	909
	Indus Towers, Ltd.[5]	230,158	462

			37,505

Materials	Vale SA (ADR), ordinary nominative shares	343,898	4,615
2.80%	Vale SA, ordinary nominative shares	225,122	3,019
	Rio Tinto PLC	84,330	5,357
	Air Products and Chemicals, Inc.	13,544	4,057
	Linde PLC	9,160	3,491
	BHP Group, Ltd. (CDI)	63,035	1,872
	UPM-Kymmene OYJ	56,040	1,670
	Evonik Industries AG1	71,217	1,354
	LyondellBasell Industries NV	14,470	1,329
	International Flavors & Fragrances, Inc.	16,439	1,308
	Sociedad Química y Minera de Chile SA, Class B (ADR)	12,929	939
	BASF SE	16,210	787
	Asahi Kasei Corp.	102,400	695
	Celanese Corp.	5,292	613
	Smurfit Kappa Group PLC	17,699	591
	Gerdau SA (ADR)	105,698	552

American Funds Insurance Series 95

Capital Income Builder (continued)

Common stocks (continued)		Shares		Value (000)
Materials	WestRock Co.	16,223		$472
(continued)	Fortescue Metals Group, Ltd.	28,457		424
	Nexa Resources SA1	51,286		249

				33,394

	Total common stocks (cost: $740,664,000)			893,939

Preferred securities 0.04%
Financials	Banco Bradesco SA, preferred nominative shares	138,496		476

0.04%	Total preferred securities (cost: $385,000)			476

Rights & warrants 0.00%
Consumer	Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[5]	7,130		10

discretionary	Total rights & warrants (cost: $0)			10

0.00%

Convertible stocks 0.24%
Utilities	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	35,900		1,626
0.24%	AES Corp., convertible preferred units, 6.875% 2/15/2024	8,659		707
	American Electric Power Company, Inc., convertible preferred units, 6.125% 8/15/2023	9,704		482

	Total convertible stocks (cost: $3,074,000)			2,815

Investment funds 3.08%
	Capital Group Central Corporate Bond Fund[6]	4,434,560		36,718

	Total investment funds (cost: $41,985,000)			36,718

Bonds, notes & other debt instruments 17.31%		Principal amount (000)
Mortgage-backed obligations 7.22%
Federal agency	Fannie Mae Pool #695412 5.00% 6/1/2033[7]	USD–	[4]	–	[4]
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 10/1/2035[7]	1		1
obligations	Fannie Mae Pool #931768 5.00% 8/1/2039[7]	1		1
6.37%	Fannie Mae Pool #AC0794 5.00% 10/1/2039[7]	5		5
	Fannie Mae Pool #932606 5.00% 2/1/2040[7]	2		2
	Fannie Mae Pool #AE0311 3.50% 8/1/2040[7]	8		8
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[7]	8		8
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[7]	6		6
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[7]	6		6
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[7]	4		4
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[7]	2		2
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[7]	4		4
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[7]	1		1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[7]	2		2
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[7]	2		2
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[7]	143		133
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[7]	1		1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[7]	35		34
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[7]	19		18
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[7]	25		24
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[7]	8		7

96 American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #BK9761 4.50% 8/1/2048[7]	USD5	$5
mortgage-backed	Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]	36	34
obligations	Fannie Mae Pool #CA5540 3.00% 4/1/2050[7]	3,097	2,762
(continued)	Fannie Mae Pool #CA6309 3.00% 7/1/2050[7]	364	325
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[7]	136	120
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[7]	95	84
	Fannie Mae Pool #CA7048 3.00% 9/1/2050[7]	50	44
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]	15	13
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[7]	152	134
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[7]	97	86
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[7]	49	41
	Fannie Mae Pool #FM5509 3.00% 1/1/2051[7]	148	131
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]	182	162
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]	22	20
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]	18	16
	Fannie Mae Pool #FM8477 3.00% 8/1/2051[7]	131	116
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[7]	23	21
	Fannie Mae Pool #BV0790 3.50% 1/1/2052[7]	96	88
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]	973	868
	Fannie Mae Pool #CB3179 3.50% 3/1/2052[7]	341	311
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[7]	131	131
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[7]	123	122
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]	177	177
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]	115	114
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]	66	65
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]	307	305
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[7]	1,785	1,801
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]	376	375
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[7]	464	468
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[7]	287	291
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[7]	205	207
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[7]	372	365
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]	1,251	1,246
	Fannie Mae Pool #BF0142 5.50% 8/1/2056[7]	371	381
	Fannie Mae Pool #BF0342 5.50% 1/1/2059[7]	252	256
	Fannie Mae Pool #BM6737 4.50% 11/1/2059[7]	655	634
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]	440	376
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[7]	75	64
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[7]	130	111
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[7]	1	1
	Freddie Mac Pool #G67711 4.00% 3/1/2048[7]	222	213
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[7]	18	17
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[7]	16	16
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[7]	8	8
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[7]	25	24
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[7]	12	12
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[7]	49	48
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[7]	27	27
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[7]	19	18
	Freddie Mac Pool #ZT1704 4.50% 1/1/2049[7]	1,169	1,147
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]	16	14
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[7]	156	138
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[7]	81	71
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[7]	163	144
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[7]	606	552
	Freddie Mac Pool #QE3580 3.50% 6/1/2052[7]	493	449
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]	337	317
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[7]	909	875
	Freddie Mac Pool #SD1584 4.50% 9/1/2052[7]	200	195
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[7]	320	319
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[7]	127	126

American Funds Insurance Series 97

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	USD108		$106
mortgage-backed	Freddie Mac Pool #SD8316 5.50% 4/1/2053[7]	618		616
obligations	Freddie Mac Pool #SD8324 5.50% 5/1/2053[7]	467		465
(continued)	Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]	36		35
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]	1,172		1,167
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]	21		22
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]	17		18
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]	16		17
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]	17		17
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]	11		11
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]	8		8
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]	6		6
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]	4		4
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[7]	360		353
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]	2,559		2,549
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[7,8]	160		160
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]	110		102
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]	227		209
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	222		205
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	93		84
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]	77		69
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]	19		17
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[7]	960		857
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[7]	379		355
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]	590		551
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[7]	17		16
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[7]	10		9
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]	872		823
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[7]	1,234		1,129
	Government National Mortgage Assn. 5.50% 7/1/2053[7,9]	970		966
	Government National Mortgage Assn. 4.00% 8/1/2053[7,9]	3,568		3,379
	Government National Mortgage Assn. 5.00% 8/1/2053[7,9]	1,610		1,582
	Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[7]	199		195
	Government National Mortgage Assn. Pool #694836 5.75% 9/20/2059[7]	–	[4]	–	[4]
	Government National Mortgage Assn. Pool #765152 4.14% 7/20/2061[7]	–	[4]	–	[4]
	Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[7]	–	[4]	–	[4]
	Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[7]	–	[4]	–	[4]
	Uniform Mortgage-Backed Security 2.50% 7/1/2038[7,9]	308		280
	Uniform Mortgage-Backed Security 2.50% 8/1/2038[7,9]	1,400		1,277
	Uniform Mortgage-Backed Security 2.00% 7/1/2053[7,9]	981		800
	Uniform Mortgage-Backed Security 3.00% 7/1/2053[7,9]	1,083		953
	Uniform Mortgage-Backed Security 3.50% 7/1/2053[7,9]	3,995		3,641
	Uniform Mortgage-Backed Security 4.00% 7/1/2053[7,9]	407		382
	Uniform Mortgage-Backed Security 4.50% 7/1/2053[7,9]	176		169
	Uniform Mortgage-Backed Security 5.00% 7/1/2053[7,9]	7,608		7,455
	Uniform Mortgage-Backed Security 5.50% 7/1/2053[7,9]	2,585		2,573
	Uniform Mortgage-Backed Security 2.00% 8/1/2053[7,9]	300		245
	Uniform Mortgage-Backed Security 2.50% 8/1/2053[7,9]	560		476

98 American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Uniform Mortgage-Backed Security 3.00% 8/1/2053[7,9]	USD160	$141
mortgage-backed	Uniform Mortgage-Backed Security 4.00% 8/1/2053[7,9]	2,600	2,442
obligations	Uniform Mortgage-Backed Security 4.50% 8/1/2053[7,9]	2,300	2,213
(continued)	Uniform Mortgage-Backed Security 5.50% 8/1/2053[7,9]	11,110	11,055
	Uniform Mortgage-Backed Security 6.00% 8/1/2053[7,9]	6,352	6,407
	Uniform Mortgage-Backed Security 6.50% 8/1/2053[7,9]	1,386	1,414

			75,895

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,7,8]	131	105
mortgage-backed	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[2,7,8]	78	69
obligations (privately	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,7]	86	76
originated)	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,7,8]	119	112
0.48%	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,7,8]	89	85
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,7,8]	176	162
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,7,8]	10	9
	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.817% 10/25/2041[2,7,8]	3	3
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.467% 12/25/2042[2,7,8]	40	41
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[2,7,8]	432	433
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[2,7,8]	574	559
	Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[2,7]	58	61
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[2,7]	65	64
	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,7,8]	114	92
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.067% 4/25/2042[2,7,8]	97	98
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.267% 5/25/2042[2,7,8]	17	17
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.217% 9/25/2042[2,7,8]	29	30
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.767% 9/25/2042[2,7,8]	64	66
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.85% 1/25/2050[2,7,8]	148	148
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 7.00% 2/25/2050[2,7,8]	358	359
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 10.25% 6/27/2050[2,7,8]	535	576
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 11.15% 8/25/2050[2,7,8]	502	558
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,7]	194	181
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[2,7,10]	188	181
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,7,8]	73	68
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[2,7,10]	124	115
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[2,7,8]	202	200
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.90% 5/25/2055[2,7,8]	244	242
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,7]	99	90
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,7,8]	48	46
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[2,7,8]	12	12
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,7,8]	14	14
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,7,8]	35	33

American Funds Insurance Series	99

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,7,8]	USD42	$40
mortgage-backed	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,7,8]	22	21
obligations (privately	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,7]	442	387
originated)	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,3]	100	88
(continued)	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,7]	196	174
	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[2,7]	100	98

			5,713

Commercial	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[7,8]	287	292
mortgage-backed securities	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[2,7,8]	110	109
0.37%	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.045% 4/15/2037[2,7,8]	329	320
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.262% 6/15/2027[2,7,8]	332	332
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[2,7,8]	648	628
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[2,7,8]	266	258
	BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 6.839% 10/15/2036[2,7,8]	100	96
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.638% 4/15/2037[2,7,8]	152	150
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.863% 6/15/2038[2,7,8]	169	164
	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 6.593% 6/15/2038[2,7,8]	97	93
	BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 6.693% 11/15/2038[2,7,8]	100	97
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.598% 8/15/2039[2,7,8]	89	89
	BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.34% 6/15/2040[2,7,8]	221	221
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[2,7,8]	237	237
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.273% 7/15/2038[2,7,8]	96	95
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[7]	73	73
	Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.148%) 6.295% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[2,7,10]	24	24
	GS Mortgage Securities Trust, Series 2018-HULA, Class A, 6.113% 7/15/2025[2,7,8]	229	225
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 6.343% 5/17/2038[2,7,8]	300	297
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[2,7,8]	100	77
	Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 8.40% 10/15/2049[2,7,8]	141	137
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.924% 11/15/2038[2,7,8]	361	351

			4,365

	Total mortgage-backed obligations		85,973

U.S. Treasury bonds & notes 7.13%
U.S. Treasury	U.S. Treasury 0.125% 12/15/2023	2,160	2,111
6.06%	U.S. Treasury 2.50% 4/30/2024	364	355
	U.S. Treasury 4.25% 9/30/2024	2,126	2,098
	U.S. Treasury 0.625% 10/15/2024	11,050	10,413

100 American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 3.875% 3/31/2025	USD12,897	$12,645
(continued)	U.S. Treasury 4.25% 5/31/2025	5,017	4,953
	U.S. Treasury 4.00% 2/15/2026	2,621	2,581
	U.S. Treasury 0.75% 3/31/2026	1	1
	U.S. Treasury 0.75% 5/31/2026	3,850	3,458
	U.S. Treasury 1.875% 6/30/2026	4,855	4,506
	U.S. Treasury 1.125% 10/31/2026	995	895
	U.S. Treasury 2.00% 11/15/2026[11]	2,800	2,590
	U.S. Treasury 0.50% 4/30/2027	2,900	2,513
	U.S. Treasury 2.625% 5/31/2027	80	75
	U.S. Treasury 6.125% 11/15/2027	950	1,021
	U.S. Treasury 4.00% 2/29/2028	745	740
	U.S. Treasury 1.25% 3/31/2028	1,350	1,181
	U.S. Treasury 3.625% 3/31/2028	4	4
	U.S. Treasury 3.625% 5/31/2028	10,265	10,039
	U.S. Treasury 4.00% 2/28/2030	1,659	1,658
	U.S. Treasury 6.25% 5/15/2030	890	1,009
	U.S. Treasury 4.125% 11/15/2032	9	9
	U.S. Treasury 3.375% 5/15/2033	819	791
	U.S. Treasury 4.50% 8/15/2039	640	688
	U.S. Treasury 1.125% 5/15/2040[11]	2,400	1,556
	U.S. Treasury 2.00% 11/15/2041	300	220
	U.S. Treasury 3.875% 5/15/2043	106	104
	U.S. Treasury 2.375% 5/15/2051	197	146
	U.S. Treasury 4.00% 11/15/2052[11]	157	161
	U.S. Treasury 3.625% 2/15/2053[11]	3,754	3,599

			72,120

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[12]	1,441	1,407
inflation-protected	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[12]	549	527
securities	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[12]	1,292	1,230
1.07%	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[12]	384	367
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[12]	234	222
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[12]	2,431	2,281
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[12]	1,464	1,443
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[12]	2,181	1,957
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[12]	1,864	1,657
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[12]	141	125
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[12]	205	176
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11,12]	2,068	1,379

			12,771

	Total U.S. Treasury bonds & notes		84,891

Corporate bonds, notes & loans 2.00%
Health care	Amgen, Inc. 5.507% 3/2/2026	50	50
0.35%	Amgen, Inc. 5.15% 3/2/2028	65	65
	Amgen, Inc. 4.05% 8/18/2029	145	138
	Amgen, Inc. 5.25% 3/2/2030	134	134
	Amgen, Inc. 4.20% 3/1/2033	133	124
	Amgen, Inc. 5.25% 3/2/2033	71	71
	Amgen, Inc. 5.60% 3/2/2043	125	125
	Amgen, Inc. 4.20% 2/22/2052	19	16
	Amgen, Inc. 4.875% 3/1/2053	45	41
	Amgen, Inc. 5.65% 3/2/2053	37	37
	Amgen, Inc. 5.75% 3/2/2063	95	96
	AstraZeneca Finance, LLC 4.875% 3/3/2028	35	35
	AstraZeneca PLC 3.375% 11/16/2025	200	192
	AstraZeneca PLC 3.00% 5/28/2051	11	8

American Funds Insurance Series	101

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	Baxter International, Inc. 3.132% 12/1/2051	USD25	$17
(continued)	Centene Corp. 4.625% 12/15/2029	530	488
	Centene Corp. 3.375% 2/15/2030	179	154
	Centene Corp. 2.625% 8/1/2031	40	32
	CVS Health Corp. 5.125% 2/21/2030	50	50
	CVS Health Corp. 5.25% 2/21/2033	23	23
	CVS Health Corp. 5.30% 6/1/2033	24	24
	CVS Health Corp. 5.625% 2/21/2053	55	55
	Elevance Health, Inc. 4.90% 2/8/2026	10	10
	Elevance Health, Inc. 4.75% 2/15/2033	16	16
	Elevance Health, Inc. 5.125% 2/15/2053	13	13
	Eli Lilly and Co. 5.00% 2/27/2026	35	35
	Eli Lilly and Co. 4.875% 2/27/2053	23	24
	Eli Lilly and Co. 4.95% 2/27/2063	14	14
	Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
	HCA, Inc. 2.375% 7/15/2031	18	14
	Humana, Inc. 3.70% 3/23/2029	12	11
	Merck & Co., Inc. 1.70% 6/10/2027	118	106
	Merck & Co., Inc. 3.40% 3/7/2029	110	103
	Merck & Co., Inc. 4.50% 5/17/2033	35	35
	Merck & Co., Inc. 4.90% 5/17/2044	35	35
	Merck & Co., Inc. 5.00% 5/17/2053	18	18
	Molina Healthcare, Inc. 3.875% 5/15/2032[2]	40	34
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	13	13
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	35	35
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12	12
	Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	8	6
	Regeneron Pharmaceuticals, Inc. 2.80% 9/15/2050	2	1
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	270	254
	Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	551	548
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	650	583
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	300	198
	Zoetis, Inc. 5.60% 11/16/2032	25	26

			4,126

Consumer	BMW US Capital, LLC 4.15% 4/9/2030[2]	290	277
discretionary	BMW US Capital, LLC 3.70% 4/1/2032[2]	25	23
0.30%	Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[2]	495	485
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]	175	165
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	150	149
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]	150	130
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	150	122
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	200	187
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	695	677
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	274
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	570
	Grand Canyon University 4.125% 10/1/2024	200	189
	McDonald’s Corp. 3.60% 7/1/2030	12	11
	McDonald’s Corp. 4.60% 9/9/2032	6	6
	McDonald’s Corp. 5.15% 9/9/2052	10	10
	Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[2]	115	122
	Toyota Motor Credit Corp. 5.40% 11/10/2025	228	230

			3,627

Financials	AerCap Ireland Capital DAC 5.75% 6/6/2028	150	149
0.29%	AerCap Ireland Capital DAC 3.30% 1/30/2032	150	123
	American Express Co. 4.90% 2/13/2026	28	28
	American International Group, Inc. 5.125% 3/27/2033	17	17

102 American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Aon Corp. 5.35% 2/28/2033	USD21	$21
(continued)	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[10]	40	39
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[10]	231	183
	Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[10]	84	82
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	40	40
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[2,10]	200	200
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[10]	30	29
	Capital One Financial Corp. 5.817% 2/1/2034 (USD-SOFR + 2.60% on 2/1/2033)[10]	70	67
	Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[10]	15	15
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[10]	35	29
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]	50	50
	CME Group, Inc. 2.65% 3/15/2032	50	43
	Corebridge Financial, Inc. 3.85% 4/5/2029	180	162
	Corebridge Financial, Inc. 3.90% 4/5/2032	32	28
	Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
	Corebridge Financial, Inc. 4.40% 4/5/2052	49	39
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,10]	200	187
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]	150	150
	Discover Financial Services 6.70% 11/29/2032	25	26
	Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[10]	75	61
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[10]	40	34
	Intercontinental Exchange, Inc. 4.60% 3/15/2033	18	17
	Intercontinental Exchange, Inc. 4.95% 6/15/2052	16	15
	JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[10]	100	100
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]	40	39
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[10]	227	181
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[10]	17	14
	JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[10]	25	24
	Marsh & McLennan Companies, Inc. 5.45% 3/15/2053	30	31
	Mastercard, Inc. 4.875% 3/9/2028	31	31
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[10]	25	25
	Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[10]	20	19
	Nasdaq, Inc. 5.65% 6/28/2025	45	45
	Nasdaq, Inc. 5.35% 6/28/2028	20	20
	Nasdaq, Inc. 5.55% 2/15/2034	17	17
	Nasdaq, Inc. 5.95% 8/15/2053	8	8
	Nasdaq, Inc. 6.10% 6/28/2063	11	11
	Navient Corp. 5.00% 3/15/2027	150	134
	New York Life Global Funding 3.00% 1/10/2028[2]	150	139
	PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[10]	35	35
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[10]	50	50
	Royal Bank of Canada 5.00% 2/1/2033	30	29
	State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[10]	15	15
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[10,13]	38	3
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[10]	10	10
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[10]	70	70
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[10]	35	35
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[2,10]	374	333
	Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[10]	45	44
	Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[10]	105	90
	Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[10]	35	34

			3,426

American Funds Insurance Series	103

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	AEP Transmission Co., LLC 3.80% 6/15/2049	USD45	$36
0.29%	Consumers Energy Co. 4.625% 5/15/2033	50	49
	DTE Electric Co. 5.20% 4/1/2033	35	36
	Duke Energy Florida, LLC 5.95% 11/15/2052	25	27
	Edison International 4.125% 3/15/2028	132	123
	Edison International 5.25% 11/15/2028	55	54
	Edison International 6.95% 11/15/2029	25	26
	Electricité de France SA 6.25% 5/23/2033[2]	200	203
	Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[2,10]	200	206
	FirstEnergy Corp. 2.65% 3/1/2030	493	416
	FirstEnergy Corp. 2.25% 9/1/2030	107	87
	Florida Power & Light Company 5.05% 4/1/2028	70	71
	Florida Power & Light Company 5.10% 4/1/2033	35	35
	NiSource, Inc. 5.40% 6/30/2033	25	25
	Pacific Gas and Electric Co. 3.25% 2/16/2024	1,025	1,006
	Pacific Gas and Electric Co. 2.95% 3/1/2026	97	89
	Pacific Gas and Electric Co. 3.75% 7/1/2028	105	94
	Pacific Gas and Electric Co. 4.65% 8/1/2028	284	263
	Pacific Gas and Electric Co. 2.50% 2/1/2031	375	294
	Pacific Gas and Electric Co. 6.40% 6/15/2033	50	50
	Southern California Edison Co. 5.30% 3/1/2028	25	25
	Southern California Edison Co. 3.60% 2/1/2045	206	152
	Union Electric Co. 3.90% 4/1/2052	25	20
	WEC Energy Group, Inc. 5.15% 10/1/2027	25	25

			3,412

Energy	Apache Corp. 4.25% 1/15/2030	385	343
0.24%	Baker Hughes Holdings, LLC 2.061% 12/15/2026	8	7
	BP Capital Markets America, Inc. 3.633% 4/6/2030	360	335
	Cenovus Energy, Inc. 5.40% 6/15/2047	73	66
	ConocoPhillips Co. 5.30% 5/15/2053	25	26
	EQT Corp. 5.00% 1/15/2029	35	33
	EQT Corp. 3.625% 5/15/2031[2]	20	17
	Equinor ASA 2.375% 5/22/2030	365	317
	Exxon Mobil Corp. 2.995% 8/16/2039	200	159
	Exxon Mobil Corp. 3.452% 4/15/2051	25	19
	Kinder Morgan, Inc. 5.20% 6/1/2033	27	26
	Kinder Morgan, Inc. 5.45% 8/1/2052	11	10
	MPLX, LP 4.95% 9/1/2032	20	19
	MPLX, LP 4.95% 3/14/2052	20	17
	New Fortress Energy, Inc. 6.50% 9/30/2026[2]	80	72
	NGL Energy Operating, LLC 7.50% 2/1/2026[2]	80	79
	ONEOK, Inc. 3.10% 3/15/2030	42	36
	ONEOK, Inc. 7.15% 1/15/2051	97	102
	Petroleos Mexicanos 6.50% 1/23/2029	20	17
	Petroleos Mexicanos 8.75% 6/2/2029	177	160
	Petroleos Mexicanos 6.625% 6/15/2035	150	105
	Sabine Pass Liquefaction, LLC 4.50% 5/15/2030	142	135
	Shell International Finance BV 2.00% 11/7/2024	420	402
	TransCanada Pipelines, Ltd. 5.10% 3/15/2049	150	140
	TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[10]	205	194
	Williams Companies, Inc. 5.30% 8/15/2052	40	37

			2,873

104 American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	América Móvil, SAB de CV, 8.46% 12/18/2036	MXN1,300	$68
services	AT&T, Inc. 3.50% 6/1/2041	USD75	58
0.23%	CCO Holdings, LLC 4.25% 2/1/2031[2]	360	292
	CCO Holdings, LLC 4.75% 2/1/2032[2]	25	20
	CCO Holdings, LLC 4.25% 1/15/2034[2]	175	132
	Charter Communications Operating, LLC 3.70% 4/1/2051	25	16
	Meta Platforms, Inc. 3.85% 8/15/2032	160	149
	Meta Platforms, Inc. 4.45% 8/15/2052	95	83
	Netflix, Inc. 4.875% 4/15/2028	150	148
	SBA Tower Trust 1.631% 11/15/2026[2]	253	218
	Sprint Capital Corp. 6.875% 11/15/2028	325	345
	Sprint Capital Corp. 8.75% 3/15/2032	90	109
	The Walt Disney Co. 4.625% 3/23/2040	120	115
	T-Mobile USA, Inc. 3.875% 4/15/2030	625	576
	T-Mobile USA, Inc. 2.55% 2/15/2031	203	169
	Verizon Communications, Inc. 1.75% 1/20/2031	142	112
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	47	40
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	88	72

			2,722

Consumer staples	7-Eleven, Inc. 0.80% 2/10/2024[2]	50	49
0.09%	7-Eleven, Inc. 1.30% 2/10/2028[2]	14	12
	7-Eleven, Inc. 1.80% 2/10/2031[2]	128	101
	Altria Group, Inc. 3.875% 9/16/2046	22	15
	Altria Group, Inc. 3.70% 2/4/2051	28	19
	Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050	5	5
	BAT Capital Corp. 4.70% 4/2/2027	105	102
	BAT Capital Corp. 4.54% 8/15/2047	82	60
	BAT Capital Corp. 4.758% 9/6/2049	121	91
	BAT International Finance PLC 4.448% 3/16/2028	150	142
	Constellation Brands, Inc. 5.00% 2/2/2026	50	50
	H.J. Heinz Co. 3.00% 6/1/2026	93	88
	H.J. Heinz Co. 4.875% 10/1/2049	235	215
	Philip Morris International, Inc. 5.125% 11/17/2027	43	43
	Philip Morris International, Inc. 5.625% 11/17/2029	23	23
	Philip Morris International, Inc. 5.125% 2/15/2030	56	55
	Philip Morris International, Inc. 5.75% 11/17/2032	16	16
	Philip Morris International, Inc. 5.375% 2/15/2033	55	55

			1,141

Information	Apple, Inc. 3.35% 8/8/2032	145	135
technology	Apple, Inc. 4.30% 5/10/2033	35	35
0.08%	Apple, Inc. 4.85% 5/10/2053	27	28
	Broadcom, Inc. 4.00% 4/15/2029[2]	3	3
	Broadcom, Inc. 4.15% 4/15/2032[2]	11	10
	Broadcom, Inc. 3.137% 11/15/2035[2]	2	2
	Broadcom, Inc. 3.75% 2/15/2051[2]	91	67
	Intel Corp. 5.125% 2/10/2030	45	45
	Intel Corp. 5.20% 2/10/2033	53	54
	Intel Corp. 5.70% 2/10/2053	14	14
	Lenovo Group, Ltd. 5.875% 4/24/2025	400	398
	Oracle Corp. 3.60% 4/1/2050	150	107
	ServiceNow, Inc. 1.40% 9/1/2030	130	103

			1,001

American Funds Insurance Series	105

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	Boeing Co. 2.75% 2/1/2026	USD91	$85
0.07%	Boeing Co. 3.625% 2/1/2031	280	252
	Boeing Co. 5.805% 5/1/2050	95	95
	Canadian Pacific Railway Co. 3.10% 12/2/2051	102	73
	CSX Corp. 4.75% 11/15/2048	50	46
	CSX Corp. 4.50% 11/15/2052	35	32
	Lockheed Martin Corp. 5.10% 11/15/2027	19	19
	Masco Corp. 3.125% 2/15/2051	10	6
	Northrop Grumman Corp. 4.95% 3/15/2053	21	20
	Raytheon Technologies Corp. 5.00% 2/27/2026	11	11
	Raytheon Technologies Corp. 5.375% 2/27/2053	43	45
	Republic Services, Inc. 5.00% 4/1/2034	13	13
	Union Pacific Corp. 2.80% 2/14/2032	17	15
	Union Pacific Corp. 3.50% 2/14/2053	20	15
	Waste Management, Inc. 4.625% 2/15/2030	60	59

			786

Materials	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
0.04%	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	23	23
	Celanese US Holdings, LLC 6.379% 7/15/2032	10	10
	Dow Chemical Co. (The) 3.60% 11/15/2050	75	56
	EIDP, Inc. 4.80% 5/15/2033	27	26
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[2]	100	84
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	10	7
	LYB International Finance III, LLC 3.625% 4/1/2051	102	71
	Nutrien, Ltd. 5.90% 11/7/2024	84	84
	Nutrien, Ltd. 5.80% 3/27/2053	15	15
	South32 Treasury, Ltd. 4.35% 4/14/2032[2]	10	9

			455

Real estate	American Tower Corp. 4.05% 3/15/2032	11	10
0.02%	Boston Properties, LP 2.45% 10/1/2033	7	5
	Boston Properties, LP 6.50% 1/15/2034	38	38
	Crown Castle, Inc. 5.00% 1/11/2028	56	55
	Equinix, Inc. 1.55% 3/15/2028	25	21
	Equinix, Inc. 3.20% 11/18/2029	144	127
	Equinix, Inc. 2.50% 5/15/2031	47	38

			294

	Total corporate bonds, notes & loans		23,863

Asset-backed obligations 0.88%
	ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[2,7]	44	44
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,7]	38	37
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,7]	100	100
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[7]	100	97
	American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[2,7]	84	82
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,7]	86	83
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,7]	100	96
	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.216% 12/18/2025[7,8]	75	75
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,7]	197	179
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,7]	100	92

106 American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,7]	USD339	$339
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,7]	52	49
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 5.837% 9/15/2025[7,8]	63	63
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,7]	351	315
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,7]	88	73
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,7]	90	80
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,7]	90	75
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,7]	316	274
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,7]	489	477
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,7]	72	71
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[7]	326	319
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,7]	73	72
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[7]	213	210
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,7]	131	124
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.667% 2/15/2025[7,8]	34	34
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,7]	176	172
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,7]	188	186
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,7]	469	411
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,7]	81	69
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,7]	123	114
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 5.776% 10/21/2024[7,8]	44	44
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.667% 9/16/2025[7,8]	52	52
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,7]	285	282
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,7]	184	188
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[7]	25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[7]	48	47
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,7]	247	232
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,7]	100	94
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,7]	268	234
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,7]	100	88
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,7]	100	86
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.647% 5/15/2025[7,8]	66	66
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[7]	28	28
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[7]	28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,7]	28	28
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,7]	70	69
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,7]	42	36
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,7]	131	113
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,7]	187	166
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,7]	375	334
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.886% 4/20/2062[2,7,8]	190	187
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,7]	935	798
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[7]	100	99
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 5.747% 8/15/2024[7,8]	121	121
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[2,7]	100	96
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,7]	100	91

American Funds Insurance Series	107

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,7]	USD100	$97
	PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,7]	175	174
	Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[7]	32	32
	Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[7]	415	415
	Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[7]	62	62
	SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,7]	73	73
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,7]	63	54
	Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,7]	171	155
	Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,7,8]	335	299
	Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.637% 8/15/2025[7,8]	21	21
	Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[7,10]	160	158
	Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[7,10]	451	448
	Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[7]	60	60
	Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[2,7]	253	250
	Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,7]	80	80
	Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,7]	100	99

			10,521

Bonds & notes of governments & government agencies outside the U.S. 0.06%
	Peru (Republic of) 2.783% 1/23/2031	190	163
	Portuguese Republic 5.125% 10/15/2024	18	18
	Qatar (State of) 4.50% 4/23/2028	200	200
	Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	190
	United Mexican States 3.25% 4/16/2030	200	178

			749

Municipals 0.02%
California 0.00%	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	15	12

Illinois	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	225	222

0.02%	Total municipals		234

	Total bonds, notes & other debt instruments (cost: $216,307,000)		206,231

108 American Funds Insurance Series

Capital Income Builder (continued)

Short-term securities 8.52%	Shares	Value (000)
Money market investments 8.06%
Capital Group Central Cash Fund 5.15%[6,14]	959,287	95,938

Money market investments purchased with collateral from securities on loan 0.46%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[14,15]	2,448,932	$2,449
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[14,15]	2,433,668	2,433
Capital Group Central Cash Fund 5.15%[6,14,15]	6,116	612

		5,494

Total short-term securities (cost: $101,407,000)		101,432

Total investment securities 104.24% (cost: $1,103,822,000)		1,241,621
Other assets less liabilities (4.24)%		(50,464)

Net assets 100.00%		$1,191,157

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	224	September 2023	USD45,549	$(578)
5 Year U.S. Treasury Note Futures	Long	456	September 2023	48,835	(843)
10 Year U.S. Treasury Note Futures	Long	6	September 2023	674	1
10 Year Ultra U.S. Treasury Note Futures	Long	2	September 2023	237	(3)
20 Year U.S. Treasury Bond Futures	Long	9	September 2023	1,142	(2)
30 Year Ultra U.S. Treasury Bond Futures	Long	71	September 2023	9,671	108

					$(1,317)

Swap contracts

Interest rate swaps

  Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD4,037	$(13)	$–	$(13)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	5,914	(20)	–	(20)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	8,100	(27)	–	(27)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	5,215	(90)	–	(90)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	5,635	(97)	–	(97)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	5,600	(98)	–	(98)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	898	(16)	–	(16)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	4,100	(74)	–	(74)
SOFR	Annual	3.055%	Annual	4/6/2031	6,700	269	–	269
SOFR	Annual	2.91%	Annual	9/18/2050	592	36	–	36

						$(130)	$–	$(130)

American Funds Insurance Series	109

Capital Income Builder (continued)

Swap contracts (continued)

Credit default swaps

  Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[16] (000)	Value at 6/30/2023[17] (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)
5.00%	Quarterly	CDX.NA.HY.40	6/20/2028	USD6,200	$172	$13	$159

Investments in affiliates6

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)

Investment funds 3.08%
Capital Group Central Corporate Bond Fund	$28,059	$8,243	$—		$—	$416	$36,718	$612

Short-term securities 8.11%
Money market investments 8.06%
Capital Group Central Cash Fund 5.15%[14]	77,952	131,623	113,656		4	15	95,938	2,156

Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.15%[14,15]	1,712		1,100	[18]			612	—	[19]

Total short-term securities							96,550

Total 11.19%					$4	$431	$133,268	$2,768

[1]

All or a portion of this security was on loan. The total value of all such securities was $6,985,000, which represented ..59% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[2]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,411,000, which represented 1.97% of the net assets of the fund.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,385,000, which represented .20% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Rate represents the seven-day yield at 6/30/2023.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[18]	Represents net activity. Refer to Note 5 for more information on securities lending.
[19]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

110 American Funds Insurance Series

Capital Income Builder (continued)

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

CAD = Canadian dollars

CDI = CREST Depository Interest

CME = CME Group

DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	111

Asset Allocation Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 68.72%		Shares	Value (000)
Information	Microsoft Corp.	3,468,640	$1,181,211
technology	Broadcom, Inc.	1,202,067	1,042,709
14.33%	ASML Holding NV (New York registered) (ADR)	487,911	353,614
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,167,000	218,694
	MKS Instruments, Inc.	1,600,000	172,960
	TE Connectivity, Ltd.	1,120,708	157,078
	Oracle Corp.	1,083,246	129,004
	Apple, Inc.	474,122	91,965
	Snowflake, Inc., Class A1	432,116	76,044
	Constellation Software, Inc.	25,700	53,248
	NVIDIA Corp.	95,291	40,310
	MediaTek, Inc.	1,463,000	32,475
	Applied Materials, Inc.	135,000	19,513
	GoDaddy, Inc., Class A1	207,378	15,580
	Synopsys, Inc.[1]	35,500	15,457
	MicroStrategy, Inc., Class A1	43,100	14,758
	KLA Corp.	17,862	8,663
			3,623,283

Health care	UnitedHealth Group, Inc.	877,396	421,712
10.88%	Johnson & Johnson	1,847,058	305,725
	Gilead Sciences, Inc.	3,115,000	240,073
	Humana, Inc.	500,000	223,565
	Eli Lilly and Company	400,469	187,812
	Vertex Pharmaceuticals, Inc.[1]	505,500	177,890
	Abbott Laboratories	1,600,000	174,432
	Regeneron Pharmaceuticals, Inc.[1]	213,795	153,620
	AbbVie, Inc.	1,089,767	146,824
	Pfizer, Inc.	3,440,135	126,184
	Bristol-Myers Squibb Company	1,374,818	87,920
	AstraZeneca PLC	461,000	66,033
	AstraZeneca PLC (ADR)	249,881	17,884
	Centene Corp.[1]	1,004,000	67,720
	Molina Healthcare, Inc.[1]	222,959	67,164
	Thermo Fisher Scientific, Inc.	116,000	60,523
	Alnylam Pharmaceuticals, Inc.[1]	261,834	49,733
	Zoetis, Inc., Class A	279,361	48,109
	Novo Nordisk AS, Class B	246,400	39,797
	Seagen, Inc.[1]	115,000	22,133
	Rotech Healthcare, Inc.[1,2,3]	184,138	19,334
	AbCellera Biologics, Inc.[1,4]	2,871,293	18,549
	Elevance Health, Inc.	37,542	16,679
	Karuna Therapeutics, Inc.[1]	57,100	12,382
			2,751,797

Consumer	Aramark	10,375,152	446,650
discretionary	Home Depot, Inc.	1,255,700	390,071
9.17%	Booking Holdings, Inc.[1]	92,416	249,554
	Royal Caribbean Cruises, Ltd.[1]	1,748,724	181,413
	LVMH Moët Hennessy-Louis Vuitton SE	165,700	156,375
	General Motors Company	4,000,000	154,240
	Entain PLC	7,000,000	113,682
	D.R. Horton, Inc.	870,000	105,870
	Amazon.com, Inc.[1]	800,000	104,288
	Etsy, Inc.[1]	945,985	80,040
	Darden Restaurants, Inc.	478,474	79,943
	Burlington Stores, Inc.[1]	431,484	67,911
	adidas AG	301,543	58,486
	YUM! Brands, Inc.	277,000	38,378
	Moncler SpA	395,000	27,331

112 American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer	Tractor Supply Co.	112,000	$24,763
discretionary	Chipotle Mexican Grill, Inc.[1]	9,709	20,768
(continued)	YETI Holdings, Inc.[1]	495,471	19,244

			2,319,007

Communication	Meta Platforms, Inc., Class A1	1,777,348	510,063
services	Alphabet, Inc., Class C1	3,009,502	364,059
7.40%	Alphabet, Inc., Class A1	1,014,477	121,433
	Charter Communications, Inc., Class A1	821,000	301,611
	Netflix, Inc.[1]	437,545	192,734
	Comcast Corp., Class A	3,423,000	142,226
	Walt Disney Company[1]	874,000	78,031
	Take-Two Interactive Software, Inc.[1]	445,000	65,486
	ZoomInfo Technologies, Inc.[1]	2,500,000	63,475
	Activision Blizzard, Inc.[1]	400,000	33,720
			1,872,838

Financials	Aon PLC, Class A	806,892	278,539
6.92%	Apollo Asset Management, Inc.	2,630,627	202,058
	Synchrony Financial	4,100,000	139,072
	JPMorgan Chase & Co.	725,000	105,444
	Arthur J. Gallagher & Co.	476,724	104,674
	Ares Management Corp., Class A	1,015,403	97,834
	Capital One Financial Corp.	850,000	92,965
	Blue Owl Capital, Inc., Class A	7,085,161	82,542
	Mastercard, Inc., Class A	195,977	77,078
	CME Group, Inc., Class A	380,200	70,447
	Discover Financial Services	600,000	70,110
	Blackstone, Inc.	737,500	68,565
	Intercontinental Exchange, Inc.	599,487	67,790
	Brookfield Corp., Class A	1,260,000	42,399
	S&P Global, Inc.	102,000	40,891
	Morgan Stanley	339,372	28,982
	Trupanion, Inc.[1,4]	1,429,966	28,142
	The Carlyle Group, Inc.	814,688	26,029
	Wells Fargo & Company	570,000	24,328
	Antin Infrastructure Partners SA	1,243,300	20,183
	London Stock Exchange Group PLC	189,000	20,028
	Nasdaq, Inc.	336,300	16,765
	Progressive Corp.	105,000	13,899
	OneMain Holdings, Inc.	300,000	13,107
	Bridgepoint Group PLC	3,872,625	9,958
	Islandsbanki hf.	9,555,235	7,999
	Sberbank of Russia PJSC[2]	8,880,000	—	[5]
			1,749,828

Consumer staples	Philip Morris International, Inc.	8,973,171	875,961
6.18%	Nestlé SA	1,677,000	201,785
	Target Corp.	750,000	98,925
	Archer Daniels Midland Company	1,200,000	90,672
	British American Tobacco PLC (ADR)	1,409,481	46,795
	British American Tobacco PLC	1,080,000	35,830
	Altria Group, Inc.	1,570,000	71,121
	Avenue Supermarts, Ltd.[1]	970,539	46,092
	Dollar General Corp.	236,327	40,124
	Costco Wholesale Corp.	52,600	28,319
	Dollar Tree Stores, Inc.[1]	185,000	26,547
			1,562,171

American Funds Insurance Series	113

Asset Allocation Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials	Northrop Grumman Corp.	933,553	$425,513
6.16%	Boeing Company[1]	1,219,206	257,447
	Lockheed Martin Corp.	338,500	155,839
	Caterpillar, Inc.	618,000	152,059
	L3Harris Technologies, Inc.	744,000	145,653
	CSX Corp.	2,628,369	89,627
	Delta Air Lines, Inc.	1,224,213	58,199
	General Electric Co.	318,583	34,996
	Raytheon Technologies Corp.	269,433	26,394
	Southwest Airlines Co.	675,300	24,453
	United Airlines Holdings, Inc.[1]	421,388	23,122
	Paychex, Inc.	205,595	23,000
	Concentrix Corp.	282,626	22,822
	Huntington Ingalls Industries, Inc.	100,000	22,760
	AMETEK, Inc.	140,000	22,663
	Copart, Inc.[1]	232,000	21,161
	Chart Industries, Inc.[1]	130,200	20,805
	HEICO Corp.	88,528	15,664
	Equifax, Inc.	61,931	14,572
			1,556,749

Materials	Corteva, Inc.	4,615,508	264,469
3.70%	Mosaic Co.	3,321,012	116,235
	Linde PLC	261,370	99,603
	Nucor Corp.	500,000	81,990
	Royal Gold, Inc.	700,000	80,346
	Wheaton Precious Metals Corp.	1,785,000	77,148
	Lundin Mining Corp.	6,465,000	50,656
	First Quantum Minerals, Ltd.	2,100,000	49,680
	Franco-Nevada Corp.	347,089	49,469
	ATI, Inc.[1]	970,000	42,903
	Nutrien, Ltd. (CAD denominated)	400,272	23,631
			936,130

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	5,852,700	329,050
2.88%	ConocoPhillips	1,252,000	129,720
	Cenovus Energy, Inc. (CAD denominated)	7,300,000	123,986
	Hess Corp.	400,000	54,380
	Halliburton Co.	1,410,700	46,539
	Chevron Corp.	187,421	29,491
	Exxon Mobil Corp.	129,835	13,925
	Altera Infrastructure, LP1,2	14,641	1,231
	Diamond Offshore Drilling, Inc.[1]	34,404	490
	Constellation Oil Services Holding SA, Class B-1[1,2]	480,336	53
	McDermott International, Ltd.[1]	30,762	5
	Earthstone Energy, Inc., Class A1	101	1
	Bighorn Permian Resources, LLC[2]	4,392	—	[5]
			728,871

Real estate	VICI Properties, Inc. REIT	2,004,628	63,006
0.73%	Gaming and Leisure Properties, Inc. REIT	1,101,246	53,366
	Equinix, Inc. REIT	63,445	49,737
	Crown Castle, Inc. REIT	166,000	18,914

			185,023

114 American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)		Shares	Value (000)
Utilities	CenterPoint Energy, Inc.	1,717,846	$50,075
0.37%	Sempra Energy	132,039	19,224
	Constellation Energy Corp.	138,666	12,695
	FirstEnergy Corp.	307,000	11,936

			93,930

	Total common stocks (cost: $11,392,769,000)		17,379,627

Preferred securities 0.00%
Industrials	ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,6]	450	337

0.00%	Total preferred securities (cost: $466,000)		337

Rights & warrants 0.00%
Energy	Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,2]	4	–	[5]

0.00%	Total rights & warrants (cost: $0)		–	[5]

Convertible stocks 0.20%
Health care	Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible
0.20%	preferred shares[2,3]	4,955,500	50,695

	Total convertible stocks (cost: $50,000,000)		50,695

Investment funds 4.06%
	Capital Group Central Corporate Bond Fund[7]	124,024,730	1,026,925

	Total investment funds (cost: $1,234,226,000)		1,026,925

Bonds, notes & other debt instruments 21.42%		Principal amount (000)
Mortgage-backed obligations 7.37%

Federal agency	Fannie Mae Pool #AD7072 4.00% 6/1/2025[8]	USD1	1
mortgage-backed	Fannie Mae Pool #AE3069 4.00% 9/1/2025[8]	1	1
obligations	Fannie Mae Pool #AH0829 4.00% 1/1/2026[8]	1	1
6.80%	Fannie Mae Pool #AH6431 4.00% 2/1/2026[8]	137	134
	Fannie Mae Pool #AH5618 4.00% 2/1/2026[8]	1	1
	Fannie Mae Pool #890329 4.00% 4/1/2026[8]	20	20
	Fannie Mae Pool #MA1109 4.00% 5/1/2027[8]	2	2
	Fannie Mae Pool #MA3653 3.00% 3/1/2029[8]	11	11
	Fannie Mae Pool #AL8347 4.00% 3/1/2029[8]	131	128
	Fannie Mae Pool #254767 5.50% 6/1/2033[8]	189	194
	Fannie Mae Pool #555956 5.50% 12/1/2033[8]	121	124
	Fannie Mae Pool #BN1085 4.00% 1/1/2034[8]	392	381
	Fannie Mae Pool #BN3172 4.00% 1/1/2034[8]	156	151
	Fannie Mae Pool #929185 5.50% 1/1/2036[8]	368	377
	Fannie Mae Pool #893641 6.00% 9/1/2036[8]	756	786
	Fannie Mae Pool #893688 6.00% 10/1/2036[8]	147	152
	Fannie Mae Pool #AS8554 3.00% 12/1/2036[8]	5,674	5,243
	Fannie Mae Pool #907239 6.00% 12/1/2036[8]	32	32
	Fannie Mae Pool #928031 6.00% 1/1/2037[8]	58	61
	Fannie Mae Pool #888292 6.00% 3/1/2037[8]	495	514
	Fannie Mae Pool #AD0249 5.50% 4/1/2037[8]	100	103
	Fannie Mae Pool #190379 5.50% 5/1/2037[8]	51	53
	Fannie Mae Pool #924952 6.00% 8/1/2037[8]	820	851

American Funds Insurance Series	115

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #888637 6.00% 9/1/2037[8]	USD9		$9
mortgage-backed	Fannie Mae Pool #995674 6.00% 5/1/2038[8]	295		307
obligations	Fannie Mae Pool #AD0119 6.00% 7/1/2038[8]	901		937
(continued)	Fannie Mae Pool #995224 6.00% 9/1/2038[8]	8		8
	Fannie Mae Pool #AE0021 6.00% 10/1/2038[8]	271		281
	Fannie Mae Pool #AL7164 6.00% 10/1/2038[8]	186		190
	Fannie Mae Pool #889983 6.00% 10/1/2038[8]	17		17
	Fannie Mae Pool #AD0095 6.00% 11/1/2038[8]	650		674
	Fannie Mae Pool #AB0538 6.00% 11/1/2038[8]	105		109
	Fannie Mae Pool #995391 6.00% 11/1/2038[8]	12		12
	Fannie Mae Pool #AD0833 6.00% 1/1/2039[8]	—	[5]	—	[5]
	Fannie Mae Pool #AL0309 6.00% 1/1/2040[8]	58		61
	Fannie Mae Pool #AL0013 6.00% 4/1/2040[8]	172		178
	Fannie Mae Pool #AL7228 6.00% 4/1/2041[8]	227		232
	Fannie Mae Pool #AB4536 6.00% 6/1/2041[8]	380		390
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[8]	7,346		6,270
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[8]	8,448		7,153
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[8]	22,069		17,905
	Fannie Mae Pool #MA4520 2.00% 1/1/2042[8]	14,380		12,170
	Fannie Mae Pool #AP2131 3.50% 8/1/2042[8]	2,987		2,789
	Fannie Mae Pool #AU8813 4.00% 11/1/2043[8]	2,095		2,027
	Fannie Mae Pool #AU9348 4.00% 11/1/2043[8]	1,175		1,137
	Fannie Mae Pool #AU9350 4.00% 11/1/2043[8]	941		905
	Fannie Mae Pool #AL8773 3.50% 2/1/2045[8]	5,079		4,759
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[8]	8,436		7,853
	Fannie Mae Pool #AL8354 3.50% 10/1/2045[8]	1,263		1,177
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[8]	2,659		2,474
	Fannie Mae Pool #BC7611 4.00% 5/1/2046[8]	112		107
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[8]	359		323
	Fannie Mae Pool #BD9307 4.00% 11/1/2046[8]	1,306		1,246
	Fannie Mae Pool #BD9699 3.50% 12/1/2046[8]	1,463		1,351
	Fannie Mae Pool #BE1290 3.50% 2/1/2047[8]	1,946		1,797
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[8]	449		402
	Fannie Mae Pool #256975 7.00% 10/1/2047[8]	2		2
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[8]	1,441		1,334
	Fannie Mae Pool #257036 7.00% 11/1/2047[8]	6		6
	Fannie Mae Pool #MA3211 4.00% 12/1/2047[8]	2,527		2,417
	Fannie Mae Pool #MA3277 4.00% 2/1/2048[8]	10		10
	Fannie Mae Pool #BK5255 4.00% 5/1/2048[8]	11		10
	Fannie Mae Pool #FM3278 3.50% 11/1/2048[8]	16,166		14,930
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[8]	2,201		2,049
	Fannie Mae Pool #CA4756 3.00% 12/1/2049[8]	1,682		1,501
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[8]	5,436		4,673
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[8]	12,355		10,629
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[8]	388		344
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[8]	9,852		8,396
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[8]	1,546		1,331
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[8]	13,980		12,541
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[8]	6,549		5,392
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[8]	3,886		3,344
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[8]	4,689		3,855
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[8]	5,276		4,675
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[8]	649		575
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[8]	514		456
	Fannie Mae Pool #FM8453 3.00% 8/1/2051[8]	4,683		4,172
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[8]	84		74
	Fannie Mae Pool #CB1810 3.00% 10/1/2051[8]	160		141
	Fannie Mae Pool #CB2078 3.00% 11/1/2051[8]	9,576		8,470
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[8]	16,836		14,425
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[8]	7,770		6,648
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[8]	191		163

116 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Federal agency	Fannie Mae Pool #BT9483 2.50% 12/1/2051[8]	USD92	$79
mortgage-backed	Fannie Mae Pool #BT9510 2.50% 12/1/2051[8]	91	78
obligations	Fannie Mae Pool #CB2372 2.50% 12/1/2051[8]	90	77
(continued)	Fannie Mae Pool #FS0182 3.00% 1/1/2052[8]	12,476	11,039
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[8]	8,399	6,868
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[8]	64,988	58,010
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[8]	928	896
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[8]	2,836	2,832
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]	1,213	1,208
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[8]	855	838
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]	207	206
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]	738	735
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[8]	1,766	1,814
	Fannie Mae Pool #FS4652 6.50% 6/1/2053[8]	1,680	1,718
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[8]	598	611
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[8]	437	447
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[8]	3,948	3,871
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]	2,758	2,746
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[8]	11,168	10,812
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[8]	3,966	3,388
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[8]	23	24
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[8]	77	78
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.004% 7/25/2023[8,9]	250	249
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[8]	36	30
	Freddie Mac Pool #C91912 3.00% 2/1/2037[8]	10,459	9,682
	Freddie Mac Pool #G03978 5.00% 3/1/2038[8]	407	410
	Freddie Mac Pool #G04553 6.50% 9/1/2038[8]	44	46
	Freddie Mac Pool #G08347 4.50% 6/1/2039[8]	63	62
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[8]	24,289	20,846
	Freddie Mac Pool #C03518 5.00% 9/1/2040[8]	547	551
	Freddie Mac Pool #Q05807 4.00% 1/1/2042[8]	1,546	1,489
	Freddie Mac Pool #Q23185 4.00% 11/1/2043[8]	1,237	1,199
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[8]	742	715
	Freddie Mac Pool #760014 2.73% 8/1/2045[8,9]	174	165
	Freddie Mac Pool #Q37988 4.00% 12/1/2045[8]	5,456	5,226
	Freddie Mac Pool #G60344 4.00% 12/1/2045[8]	4,676	4,479
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[8]	4,202	3,772
	Freddie Mac Pool #Q41090 4.50% 6/1/2046[8]	201	198
	Freddie Mac Pool #Q41909 4.50% 7/1/2046[8]	238	234
	Freddie Mac Pool #760015 2.568% 1/1/2047[8,9]	424	402
	Freddie Mac Pool #Q46021 3.50% 2/1/2047[8]	1,133	1,048
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[8]	2,215	2,114
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[8]	402	357
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[8]	32,110	26,435
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[8]	17,288	14,303
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[8]	29,597	24,316
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[8]	403	359
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[8]	9,974	8,522
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[8]	6,811	5,857
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[8]	6,622	5,891
	Freddie Mac Pool #QC6456 3.00% 9/1/2051[8]	693	611
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[8]	173	154
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[8]	6,675	5,711
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[8]	2,343	2,008
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[8]	337	300
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[8]	1,133	1,035
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[8]	90	78
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[8]	145	132
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[8]	2,317	2,180
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[8]	1,383	1,228
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[8]	1,286	1,262

American Funds Insurance Series	117

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Federal agency	Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	USD6,659	$6,531
mortgage-backed	Freddie Mac Pool #SD2716 5.00% 4/1/2053[8]	1,384	1,357
obligations	Freddie Mac Pool #SD8329 5.00% 6/1/2053[8]	453	444
(continued)	Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]	3,284	3,270
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[8]	815	836
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[8]	685	702
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[8]	665	686
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[8]	638	660
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[8]	439	455
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[8]	341	351
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[8]	237	242
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[8]	174	181
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]	5,706	5,594
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]	9,919	9,877
	Freddie Mac, Series T041, Class 3A, 4.317% 7/25/2032[8,9]	177	167
	Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[8]	3,277	3,127
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[8,9]	2,541	2,351
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[8,9]	1,095	1,019
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[8]	4,932	4,544
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,9]	4,841	4,472
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,9]	875	786
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[8]	723	649
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[8]	1,704	1,602
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[8]	1,873	1,671
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[8]	8,904	8,322
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[8]	5,160	4,713
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[8]	2,036	1,922
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[8]	4,055	3,812
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[8]	2,455	2,270
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[8]	2,549	2,328
	Government National Mortgage Assn. 2.00% 7/1/2053[8,10]	68,784	57,830
	Government National Mortgage Assn. 2.50% 7/1/2053[8,10]	18,016	15,603
	Government National Mortgage Assn. 3.00% 7/1/2053[8,10]	42,194	37,709
	Government National Mortgage Assn. 3.50% 7/1/2053[8,10]	8,404	7,757
	Government National Mortgage Assn. 4.00% 7/1/2053[8,10]	10,028	9,490
	Government National Mortgage Assn. 4.50% 7/1/2053[8,10]	33,457	32,294
	Government National Mortgage Assn. 2.50% 8/1/2053[8,10]	5,100	4,420
	Government National Mortgage Assn. 3.00% 8/1/2053[8,10]	41,469	37,093
	Government National Mortgage Assn. 3.50% 8/1/2053[8,10]	8,100	7,486
	Government National Mortgage Assn. 4.00% 8/1/2053[8,10]	5,900	5,587
	Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[8]	432	411
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[8]	318	311
	Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[8]	191	187
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[8]	1,635	1,600
	Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[8]	460	450
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[8]	2,106	1,621
	Uniform Mortgage-Backed Security 1.50% 7/1/2038[8,10]	25,420	21,933

118 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Federal agency	Uniform Mortgage-Backed Security 2.50% 8/1/2038[8,10]	USD638	$582
mortgage-backed	Uniform Mortgage-Backed Security 2.00% 7/1/2053[8,10]	63,714	51,974
obligations	Uniform Mortgage-Backed Security 2.50% 7/1/2053[8,10]	66,965	56,795
(continued)	Uniform Mortgage-Backed Security 3.00% 7/1/2053[8,10]	19,499	17,164
	Uniform Mortgage-Backed Security 3.50% 7/1/2053[8,10]	83,843	76,412
	Uniform Mortgage-Backed Security 4.00% 7/1/2053[8,10]	89,848	84,327
	Uniform Mortgage-Backed Security 4.50% 7/1/2053[8,10]	45,563	43,808
	Uniform Mortgage-Backed Security 5.00% 7/1/2053[8,10]	103,736	101,653
	Uniform Mortgage-Backed Security 5.50% 7/1/2053[8,10]	44,760	44,547
	Uniform Mortgage-Backed Security 6.00% 7/1/2053[8,10]	36,852	37,180
	Uniform Mortgage-Backed Security 6.50% 7/1/2053[8,10]	14,693	15,003
	Uniform Mortgage-Backed Security 2.00% 8/1/2053[8,10]	76,600	62,576
	Uniform Mortgage-Backed Security 2.50% 8/1/2053[8,10]	166,370	141,311
	Uniform Mortgage-Backed Security 3.00% 8/1/2053[8,10]	61,480	54,196
	Uniform Mortgage-Backed Security 3.50% 8/1/2053[8,10]	9,500	8,667
	Uniform Mortgage-Backed Security 4.00% 8/1/2053[8,10]	37,710	35,422
	Uniform Mortgage-Backed Security 4.50% 8/1/2053[8,10]	44,000	42,326
	Uniform Mortgage-Backed Security 5.50% 8/1/2053[8,10]	36,910	36,728
	Uniform Mortgage-Backed Security 6.00% 8/1/2053[8,10]	32,227	32,506

			1,719,065

Commercial	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[8]	2,909	2,421
mortgage-backed	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[8]	1,000	911
securities	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[8]	2,960	2,390
0.44%	BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 5.782% 9/15/2034[6,8,9]	5,954	5,752
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[6,8,9]	4,505	4,365
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[6,8,9]	7,968	7,732
	BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 6.49% 10/15/2036[6,8,9]	5,968	5,754
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.863% 6/15/2038[6,8,9]	7,307	7,122
	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 6.063% 6/15/2038[6,8,9]	1,319	1,280
	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 6.293% 6/15/2038[6,8,9]	1,191	1,151
	BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 6.043% 11/15/2038[6,8,9]	5,254	5,129
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.137% 2/15/2039[6,8,9]	4,834	4,706
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[6,8,9]	3,606	3,606
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[8]	330	322
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[8]	4,735	4,527
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[8]	631	611
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.273% 7/15/2038[6,8,9]	1,517	1,489
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.573% 7/15/2038[6,8,9]	1,385	1,353
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.893% 7/15/2038[6,8,9]	1,447	1,410
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[6,8]	3,795	2,959
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[8]	2,489	2,029
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[6,8]	1,964	1,570

American Funds Insurance Series	119

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[6,8]	USD868	$684
securities (continued)	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[6,8,9]	523	400
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[6,8]	1,431	1,119
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 6.593% 10/15/2038[6,8,9]	1,326	1,304
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[6,8]	13,772	11,770
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.062% 4/15/2038[6,8,9]	3,950	3,881
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[8]	428	416
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[8]	348	339
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[6,8]	2,194	1,764
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.924% 11/15/2038[6,8,9]	4,808	4,676
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.147% 1/15/2039[6,8,9]	10,709	10,389
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.936% 11/15/2027[6,8,9]	6,379	6,388

			111,719

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[6,8,9]	1,020	819
mortgage-backed	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[6,8,9]	996	964
obligations (privately originated)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.817% 10/25/2041[6,8,9]	115	115
0.13%	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[6,8]	4,096	3,669
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[8]	143	137
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[6,8]	2,002	2,159
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[6,8]	6,120	6,141
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 8.45% 10/25/2027[8,9]	172	174
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.217% 9/25/2042[6,8,9]	872	878
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[6,8]	4,132	3,609
	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[6,8,9]	1,000	992
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[8]	297	285
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[6,8,9]	4,040	3,994
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[6,8,9]	2,724	2,206
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[6,8]	3,315	3,039
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[6,8,11]	3,604	3,616

			32,797

	Total mortgage-backed obligations		1,863,581

Corporate bonds, notes & loans 6.09%

Financials	Advisor Group Holdings, Inc. 10.75% 8/1/2027[6]	2,420	2,439
1.45%	AerCap Ireland Capital DAC 2.45% 10/29/2026	5,457	4,878
	AerCap Ireland Capital DAC 5.75% 6/6/2028	1,371	1,361
	AerCap Ireland Capital DAC 3.00% 10/29/2028	4,501	3,895
	AerCap Ireland Capital DAC 3.30% 1/30/2032	2,838	2,323

120 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Financials	AerCap Ireland Capital DAC 3.85% 10/29/2041	USD1,970	$1,498
(continued)	AG Issuer, LLC 6.25% 3/1/2028[6]	4,470	4,263
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	1,072	1,100
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[6,11]	7,750	7,876
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[6]	2,100	1,888
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]	2,295	1,999
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,101
	American International Group, Inc. 2.50% 6/30/2025	10,533	9,926
	American International Group, Inc. 5.125% 3/27/2033	2,161	2,112
	AmWINS Group, Inc. 4.875% 6/30/2029[6]	1,348	1,219
	Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[6]	1,250	1,087
	Banco Santander, SA 2.746% 5/28/2025	1,200	1,127
	Banco Santander, SA 5.147% 8/18/2025	1,400	1,376
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]	2,428	2,061
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[11]	2,250	2,216
	Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[11]	1,565	1,398
	Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[11]	2,500	2,572
	Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[11]	2,345	2,153
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	1,000	792
	Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[11]	7,000	6,852
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[11]	2,250	2,230
	Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	482
	Blackstone Private Credit Fund 7.05% 9/29/2025	2,510	2,505
	Block, Inc. 3.50% 6/1/2031	2,325	1,929
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,11]	3,062	2,739
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,11]	2,829	2,359
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[6,11]	400	328
	BPCE 5.70% 10/22/2023[6]	2,250	2,240
	BPCE 5.15% 7/21/2024[6]	3,710	3,644
	BPCE 1.00% 1/20/2026[6]	3,000	2,672
	BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,11]	5,000	4,955
	BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,11]	271	265
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,11]	1,450	1,448
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[6]	3,370	2,987
	Chubb INA Holdings, Inc. 3.35% 5/3/2026	880	846
	Chubb INA Holdings, Inc. 4.35% 11/3/2045	400	363
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[11]	8,000	7,993
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[11]	3,254	2,823
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[11]	1,475	1,489
	CME Group, Inc. 3.75% 6/15/2028	3,425	3,281
	Coinbase Global, Inc. 3.375% 10/1/2028[6]	2,625	1,758
	Coinbase Global, Inc. 3.625% 10/1/2031[6]	2,875	1,702
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	820	720
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	715	580
	Cooperatieve Rabobank UA 4.375% 8/4/2025	4,500	4,346
	Corebridge Financial, Inc. 3.50% 4/4/2025	642	612
	Corebridge Financial, Inc. 3.65% 4/5/2027	914	854
	Corebridge Financial, Inc. 3.85% 4/5/2029	621	559
	Corebridge Financial, Inc. 3.90% 4/5/2032	351	305
	Corebridge Financial, Inc. 4.35% 4/5/2042	203	164
	Corebridge Financial, Inc. 4.40% 4/5/2052	489	385
	Crédit Agricole SA 4.375% 3/17/2025[6]	850	819
	Credit Suisse AG 3.625% 9/9/2024	1,500	1,445
	Credit Suisse AG 7.95% 1/9/2025	7,750	7,911
	Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[6,11]	6,000	5,866
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[11]	2,212	1,969
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[11]	2,788	2,398
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[11]	6,650	5,771

American Funds Insurance Series	121

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Financials	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[11]	USD2,100	$2,105
(continued)	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[11]	300	249
	Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[11]	2,975	2,753
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[6,11]	7,750	7,680
	Fidelity National Information Services, Inc. 3.10% 3/1/2041	302	208
	Fiserv, Inc. 3.50% 7/1/2029	471	430
	Fiserv, Inc. 2.65% 6/1/2030	3,605	3,074
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[11]	2,198	1,956
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[11]	4,000	3,632
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[11]	390	362
	Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[11]	2,323	1,906
	Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[11]	2,000	1,480
	Hightower Holding, LLC 6.75% 4/15/2029[6]	870	753
	HSBC Holdings PLC 4.25% 3/14/2024	3,000	2,962
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[11]	625	594
	HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[11]	1,500	1,348
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[11]	400	323
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[11]	8,862	9,089
	Intercontinental Exchange, Inc. 2.65% 9/15/2040	7,425	5,260
	Intesa Sanpaolo SpA 5.017% 6/26/2024[6]	1,730	1,676
	Intesa Sanpaolo SpA 3.25% 9/23/2024[6]	750	720
	Intesa Sanpaolo SpA 3.875% 7/14/2027[6]	300	271
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[6,11]	4,600	4,835
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,11]	623	622
	JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[11]	250	249
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[11]	3,143	3,056
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[11]	2,975	2,651
	JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[11]	1,017	914
	JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[11]	383	338
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[11]	4,000	3,863
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[11]	3,740	3,692
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[11]	3,025	2,411
	JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[11]	299	285
	JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[11]	3,982	3,893
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[11]	1,222	1,080
	Lloyds Banking Group PLC 4.05% 8/16/2023	2,000	1,996
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[11]	800	708
	LPL Holdings, Inc. 4.625% 11/15/2027[6]	2,700	2,534
	LPL Holdings, Inc. 4.375% 5/15/2031[6]	1,805	1,561
	Marsh & McLennan Companies, Inc. 3.875% 3/15/2024	820	809
	Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	1,705	1,658
	Marsh & McLennan Companies, Inc. 4.90% 3/15/2049	719	677
	Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	920	614
	Mastercard, Inc. 4.875% 3/9/2028	3,246	3,285
	Mastercard, Inc. 4.85% 3/9/2033	5,758	5,859
	Metropolitan Life Global Funding I 5.15% 3/28/2033[6]	1,600	1,584
	MGIC Investment Corp. 5.25% 8/15/2028	1,175	1,109
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[11]	2,450	2,405
	Morgan Stanley 3.125% 7/27/2026	325	305
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[11]	425	419
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[11]	975	964
	Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[11]	2,500	2,470
	Nasdaq, Inc. 5.35% 6/28/2028	1,926	1,930

122 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Nasdaq, Inc. 5.55% 2/15/2034	USD3,120	$3,134
(continued)	Nasdaq, Inc. 5.95% 8/15/2053	259	265
	Nasdaq, Inc. 6.10% 6/28/2063	411	421
	Navient Corp. 6.125% 3/25/2024	8,030	7,974
	Navient Corp. 5.875% 10/25/2024	1,005	989
	Navient Corp. 6.75% 6/15/2026	300	290
	Navient Corp. 5.50% 3/15/2029	5,980	5,105
	New York Life Global Funding 2.35% 7/14/2026[6]	590	543
	New York Life Global Funding 4.55% 1/28/2033[6]	1,263	1,218
	Northwestern Mutual Global Funding 1.75% 1/11/2027[6]	2,500	2,230
	OneMain Finance Corp. 6.125% 3/15/2024	2,550	2,544
	OneMain Finance Corp. 3.875% 9/15/2028	756	619
	Owl Rock Capital Corp. 4.00% 3/30/2025	102	96
	Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,665
	Owl Rock Capital Corp. 3.40% 7/15/2026	1,290	1,144
	Owl Rock Capital Corp. II 4.625% 11/26/2024[6]	2,305	2,188
	Owl Rock Capital Corp. III 3.125% 4/13/2027	2,520	2,138
	Owl Rock Core Income Corp. 4.70% 2/8/2027	2,500	2,271
	Oxford Finance, LLC 6.375% 2/1/2027[6]	1,125	1,048
	PayPal Holdings, Inc. 2.65% 10/1/2026	662	615
	PayPal Holdings, Inc. 2.30% 6/1/2030	616	523
	PNC Financial Services Group, Inc. 3.90% 4/29/2024	2,000	1,964
	Power Finance Corp., Ltd. 5.25% 8/10/2028	383	375
	Power Finance Corp., Ltd. 6.15% 12/6/2028	350	354
	Power Finance Corp., Ltd. 4.50% 6/18/2029	554	515
	Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,080
	Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,874
	Prudential Financial, Inc. 3.70% 3/13/2051	755	579
	Rocket Mortgage, LLC 2.875% 10/15/2026[6]	2,110	1,870
	Rocket Mortgage, LLC 3.625% 3/1/2029[6]	1,505	1,266
	Royal Bank of Canada 1.15% 6/10/2025	4,711	4,350
	Ryan Specialty Group, LLC 4.375% 2/1/2030[6]	270	239
	Starwood Property Trust, Inc. 5.50% 11/1/2023[6]	1,160	1,151
	Starwood Property Trust, Inc. 4.375% 1/15/2027[6]	2,180	1,880
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[6,11]	2,800	2,686
	Toronto-Dominion Bank 2.65% 6/12/2024	625	606
	Toronto-Dominion Bank 0.75% 9/11/2025	5,375	4,867
	Toronto-Dominion Bank 1.25% 9/10/2026	2,425	2,144
	Toronto-Dominion Bank 1.95% 1/12/2027	2,500	2,248
	Toronto-Dominion Bank 2.45% 1/12/2032	787	646
	Travelers Companies, Inc. 4.00% 5/30/2047	860	727
	U.S. Bancorp 2.375% 7/22/2026	4,000	3,655
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[6,11]	1,568	1,495
	UBS Group AG 4.125% 9/24/2025[6]	2,750	2,629
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,11]	1,250	1,147
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,11]	800	724
	UniCredit SpA 4.625% 4/12/2027[6]	625	594
	Wells Fargo & Company 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[11]	8,000	7,538
	Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[11]	4,337	4,052
	Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[11]	4,000	3,976
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[11]	3,000	2,805
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[11]	3,325	2,554
	Westpac Banking Corp. 2.963% 11/16/2040	1,500	1,007

			366,478

American Funds Insurance Series	123

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	AbbVie, Inc. 3.80% 3/15/2025	USD206	$200
0.74%	AbbVie, Inc. 2.95% 11/21/2026	1,445	1,351
	AdaptHealth, LLC 6.125% 8/1/2028[6]	160	139
	AdaptHealth, LLC 4.625% 8/1/2029[6]	225	180
	Amgen, Inc. 5.25% 3/2/2030	2,638	2,645
	Amgen, Inc. 5.25% 3/2/2033	1,243	1,245
	Amgen, Inc. 5.60% 3/2/2043	1,500	1,506
	Amgen, Inc. 5.65% 3/2/2053	878	890
	Amgen, Inc. 4.40% 2/22/2062	1,697	1,394
	Amgen, Inc. 5.75% 3/2/2063	1,500	1,523
	AstraZeneca Finance, LLC 1.20% 5/28/2026	3,786	3,418
	AstraZeneca Finance, LLC 1.75% 5/28/2028	1,871	1,622
	AstraZeneca Finance, LLC 2.25% 5/28/2031	742	626
	AstraZeneca PLC 3.375% 11/16/2025	1,140	1,096
	Bausch Health Companies, Inc. 5.50% 11/1/2025[6]	6,275	5,553
	Bausch Health Companies, Inc. 4.875% 6/1/2028[6]	7,450	4,443
	Baxter International, Inc. 1.322% 11/29/2024	7,109	6,673
	Baxter International, Inc. 1.915% 2/1/2027	4,739	4,212
	Baxter International, Inc. 2.272% 12/1/2028	3,180	2,727
	Bayer US Finance II, LLC 3.875% 12/15/2023[6]	1,685	1,669
	Becton, Dickinson and Company 3.363% 6/6/2024	198	194
	Boston Scientific Corp. 3.45% 3/1/2024	313	308
	Centene Corp. 4.25% 12/15/2027	565	529
	Centene Corp. 2.45% 7/15/2028	1,325	1,134
	Centene Corp. 4.625% 12/15/2029	1,265	1,166
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[6]	1,960	1,729
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[6]	3,675	2,899
	CVS Health Corp. 5.00% 1/30/2029	3,831	3,796
	CVS Health Corp. 5.30% 6/1/2033	4,018	4,014
	CVS Health Corp. 5.875% 6/1/2053	1,250	1,283
	Elevance Health, Inc. 2.375% 1/15/2025	818	778
	Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,394
	Elevance Health, Inc. 4.75% 2/15/2033	811	788
	Elevance Health, Inc. 5.125% 2/15/2053	344	334
	Eli Lilly and Co. 3.375% 3/15/2029	1,353	1,272
	Eli Lilly and Co. 4.70% 2/27/2033	1,543	1,564
	Eli Lilly and Co. 4.875% 2/27/2053	447	459
	HCA, Inc. 3.375% 3/15/2029[6]	804	715
	HCA, Inc. 3.50% 9/1/2030	4,050	3,552
	HCA, Inc. 3.625% 3/15/2032[6]	1,000	868
	HCA, Inc. 4.375% 3/15/2042[6]	1,500	1,244
	HCA, Inc. 4.625% 3/15/2052[6]	1,450	1,193
	Jazz Securities DAC 4.375% 1/15/2029[6]	1,975	1,764
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,161
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	4,000	3,922
	Merck & Co., Inc. 1.90% 12/10/2028	600	524
	Merck & Co., Inc. 2.75% 12/10/2051	1,103	762
	Molina Healthcare, Inc. 3.875% 11/15/2030[6]	2,899	2,494
	Molina Healthcare, Inc. 3.875% 5/15/2032[6]	3,855	3,237
	Novant Health, Inc. 3.168% 11/1/2051	3,750	2,695
	Novartis Capital Corp. 1.75% 2/14/2025	1,250	1,186
	Novartis Capital Corp. 2.00% 2/14/2027	2,386	2,188
	Owens & Minor, Inc. 4.375% 12/15/2024	5,615	5,452
	Owens & Minor, Inc. 4.50% 3/31/2029[6]	5,065	4,211
	Owens & Minor, Inc. 6.625% 4/1/2030[6]	1,495	1,358
	Par Pharmaceutical, Inc. 7.50% 4/1/2027[6]	9,648	7,144
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	4,000	3,933
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	4,000	3,954
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,503	1,498
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	3,000	3,009
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,039	1,081

124 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	Pfizer, Inc. 2.95% 3/15/2024	USD219	$215
(continued)	Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[9,12]	487	368
	RP Escrow Issuer, LLC 5.25% 12/15/2025[6]	2,080	1,537
	Shire Acquisitions Investments Ireland DAC 2.875% 9/23/2023	1,365	1,356
	Summa Health 3.511% 11/15/2051	1,655	1,176
	Tenet Healthcare Corp. 4.875% 1/1/2026	11,225	10,944
	Tenet Healthcare Corp. 4.25% 6/1/2029	2,060	1,863
	Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	4,253	4,229
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	17,790	15,963
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	7,495	6,807
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	3,550	2,339
	The Cigna Group 3.75% 7/15/2023	245	245
	UnitedHealth Group, Inc. 1.15% 5/15/2026	2,610	2,361
	UnitedHealth Group, Inc. 5.30% 2/15/2030	2,500	2,563
	UnitedHealth Group, Inc. 2.00% 5/15/2030	974	820
	UnitedHealth Group, Inc. 4.20% 5/15/2032	767	733
	UnitedHealth Group, Inc. 3.05% 5/15/2041	3,875	2,999
	UnitedHealth Group, Inc. 3.25% 5/15/2051	2,504	1,870
	UnitedHealth Group, Inc. 4.75% 5/15/2052	1,250	1,187

			186,473

Energy	Antero Midstream Partners, LP 5.375% 6/15/2029[6]	2,170	2,018
0.65%	Antero Resources Corp. 7.625% 2/1/2029[6]	955	970
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[6]	2,000	1,938
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]	1,270	1,134
	BP Capital Markets America, Inc. 2.772% 11/10/2050	681	451
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	895
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,392
	Cheniere Energy, Inc. 4.625% 10/15/2028	4,645	4,342
	Chesapeake Energy Corp. 4.875% 4/15/2022[13]	7,225	163
	Chesapeake Energy Corp. 5.50% 2/1/2026[6]	685	668
	Chesapeake Energy Corp. 5.875% 2/1/2029[6]	2,240	2,130
	Chord Energy Corp. 6.375% 6/1/2026[6]	1,945	1,930
	Civitas Resources, Inc. 5.00% 10/15/2026[6]	480	453
	Civitas Resources, Inc. 8.375% 7/1/2028[6]	1,705	1,726
	CNX Midstream Partners, LP 4.75% 4/15/2030[6]	1,055	896
	CNX Resources Corp. 7.25% 3/14/2027[6]	1,725	1,709
	CNX Resources Corp. 6.00% 1/15/2029[6]	2,675	2,482
	CNX Resources Corp. 7.375% 1/15/2031[6]	553	539
	Comstock Resources, Inc. 5.875% 1/15/2030[6]	450	391
	ConocoPhillips Co. 3.80% 3/15/2052	2,000	1,622
	ConocoPhillips Co. 5.30% 5/15/2053	1,015	1,033
	Constellation Oil Services Holding SA 13.50% 6/30/2025[2,6]	1,121	1,120
	Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[14]	441	261
	Crestwood Midstream Partners, LP 8.00% 4/1/2029[6]	4,265	4,327
	Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[6,9,14]	204	197
	Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[14]	185	178
	Diamondback Energy, Inc. 6.25% 3/15/2053	500	506
	DT Midstream, Inc. 4.375% 6/15/2031[6]	1,680	1,449
	Enbridge Energy Partners, LP 7.50% 4/15/2038	300	338
	Enbridge, Inc. 4.00% 10/1/2023	278	277
	Enbridge, Inc. 2.50% 1/15/2025	300	285
	Enbridge, Inc. 3.70% 7/15/2027	62	59
	Energy Transfer, LP 4.50% 4/15/2024	1,210	1,196
	Energy Transfer, LP 4.75% 1/15/2026	2,494	2,439
	Energy Transfer, LP 5.00% 5/15/2050	1,869	1,580
	Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,514
	Enterprise Products Operating, LLC 5.35% 1/31/2033	1,498	1,524

American Funds Insurance Series	125

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Enterprise Products Operating, LLC 4.90% 5/15/2046	USD500	$461
(continued)	EQM Midstream Partners, LP 4.125% 12/1/2026	686	639
	EQM Midstream Partners, LP 6.50% 7/1/2027[6]	1,690	1,669
	EQM Midstream Partners, LP 5.50% 7/15/2028	3,088	2,925
	EQM Midstream Partners, LP 7.50% 6/1/2030[6]	642	650
	EQM Midstream Partners, LP 4.75% 1/15/2031[6]	1,635	1,434
	Equinor ASA 3.25% 11/10/2024	2,850	2,768
	Equinor ASA 3.00% 4/6/2027	4,000	3,746
	Equinor ASA 3.625% 9/10/2028	3,685	3,519
	Equinor ASA 4.25% 11/23/2041	2,000	1,801
	Exxon Mobil Corp. 2.019% 8/16/2024	643	620
	Exxon Mobil Corp. 2.44% 8/16/2029	1,963	1,744
	Exxon Mobil Corp. 3.452% 4/15/2051	1,000	778
	Genesis Energy, LP 6.50% 10/1/2025	4,280	4,220
	Genesis Energy, LP 6.25% 5/15/2026	1,805	1,717
	Genesis Energy, LP 8.00% 1/15/2027	4,612	4,502
	Genesis Energy, LP 7.75% 2/1/2028	470	448
	Genesis Energy, LP 8.875% 4/15/2030	394	385
	Halliburton Co. 3.80% 11/15/2025	6	6
	Harvest Midstream I, LP 7.50% 9/1/2028[6]	850	844
	Hess Midstream Operations, LP 5.125% 6/15/2028[6]	2,155	2,019
	Hess Midstream Operations, LP 4.25% 2/15/2030[6]	960	839
	Hess Midstream Operations, LP 5.50% 10/15/2030[6]	400	370
	Hilcorp Energy I, LP 6.00% 4/15/2030[6]	350	319
	Hilcorp Energy I, LP 6.00% 2/1/2031[6]	460	412
	Holly Energy Partners, LP 6.375% 4/15/2027[6]	545	539
	Jonah Energy, LLC 12.00% 11/5/2025[2]	707	707
	Kinder Morgan, Inc. 5.20% 6/1/2033	803	779
	Kinder Morgan, Inc. 5.45% 8/1/2052	1,238	1,132
	Marathon Oil Corp. 4.40% 7/15/2027	1,005	959
	MPLX, LP 4.125% 3/1/2027	500	479
	MPLX, LP 2.65% 8/15/2030	4,273	3,577
	MPLX, LP 4.50% 4/15/2038	750	646
	MPLX, LP 4.70% 4/15/2048	1,101	905
	New Fortress Energy, Inc. 6.75% 9/15/2025[6]	1,065	1,000
	New Fortress Energy, Inc. 6.50% 9/30/2026[6]	3,410	3,055
	NGL Energy Operating, LLC 7.50% 2/1/2026[6]	14,165	13,966
	NGL Energy Partners, LP 6.125% 3/1/2025	3,922	3,770
	Noble Finance II, LLC 8.00% 4/15/2030[6]	175	178
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[6]	605	595
	Parkland Corp. 4.625% 5/1/2030[6]	1,035	898
	Petroleos Mexicanos 6.875% 10/16/2025	3,755	3,610
	Petroleos Mexicanos 5.35% 2/12/2028	1,870	1,541
	Petroleos Mexicanos 6.75% 9/21/2047	1,996	1,255
	Pioneer Natural Resources Co. 2.15% 1/15/2031	1,669	1,367
	Plains All American Pipeline, LP 3.80% 9/15/2030	113	100
	Range Resources Corp. 8.25% 1/15/2029	900	938
	Range Resources Corp. 4.75% 2/15/2030[6]	1,670	1,498
	Rockies Express Pipeline, LLC 4.95% 7/15/2029[6]	2,689	2,463
	Southwestern Energy Co. 8.375% 9/15/2028	395	412
	Southwestern Energy Co. 5.375% 2/1/2029	1,355	1,277
	Southwestern Energy Co. 5.375% 3/15/2030	1,945	1,817
	Southwestern Energy Co. 4.75% 2/1/2032	960	847
	Sunoco, LP 4.50% 5/15/2029	1,050	933
	Sunoco, LP 4.50% 4/30/2030	1,255	1,099
	Targa Resources Partners, LP 5.50% 3/1/2030	2,260	2,177
	TotalEnergies Capital International SA 2.986% 6/29/2041	88	67
	TransCanada Pipelines, Ltd. 4.25% 5/15/2028	1,090	1,041
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	598	556
	TransCanada Pipelines, Ltd. 4.75% 5/15/2038	2,000	1,789
	TransCanada Pipelines, Ltd. 4.875% 5/15/2048	700	628

126 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Valero Energy Corp. 4.00% 4/1/2029	USD4,000	$3,777
(continued)	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	840	724
	Venture Global LNG, Inc. 8.375% 6/1/2031[6]	3,905	3,942
	Weatherford International, Ltd. 6.50% 9/15/2028[6]	2,380	2,392
	Weatherford International, Ltd. 8.625% 4/30/2030[6]	7,825	7,952
	Williams Companies, Inc. 3.50% 11/15/2030	1,094	979

			165,333

Consumer	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	408
discretionary	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	708
0.61%	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	168
	Allied Universal Holdco, LLC 4.625% 6/1/2028[6]	1,660	1,407
	Amazon.com, Inc. 2.70% 6/3/2060	2,765	1,781
	American Honda Finance Corp. 3.50% 2/15/2028	750	706
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[6]	2,115	1,880
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]	1,065	897
	BMW US Capital, LLC 2.25% 9/15/2023[6]	300	298
	Caesars Entertainment, Inc. 6.25% 7/1/2025[6]	2,815	2,804
	Carnival Corp. 4.00% 8/1/2028[6]	3,875	3,439
	Carnival Corp. 6.00% 5/1/2029[6]	375	335
	Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[6]	2,437	2,419
	Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[6]	2,000	1,925
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[6]	1,783	1,775
	Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[6]	2,400	2,144
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	450	426
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[6]	604	599
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	1,350	1,170
	Fertitta Entertainment, LLC 4.625% 1/15/2029[6]	3,580	3,145
	Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	1,790	1,525
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,855	3,753
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	5,165	5,197
	Ford Motor Credit Co., LLC 4.542% 8/1/2026	2,455	2,310
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	2,110	1,886
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	1,350	1,353
	Gap, Inc. 3.625% 10/1/2029[6]	486	344
	Gap, Inc. 3.875% 10/1/2031[6]	323	222
	General Motors Financial Co., Inc. 5.40% 4/6/2026	7,750	7,664
	General Motors Financial Co., Inc. 2.35% 2/26/2027	783	698
	Hanesbrands, Inc. 4.875% 5/15/2026[6]	2,700	2,524
	Hanesbrands, Inc. 9.00% 2/15/2031[6]	370	373
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]	1,885	1,639
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[6]	3,580	3,180
	Home Depot, Inc. 1.50% 9/15/2028	3,000	2,569
	Home Depot, Inc. 3.90% 12/6/2028	825	799
	Home Depot, Inc. 2.95% 6/15/2029	1,174	1,069
	Home Depot, Inc. 1.875% 9/15/2031	3,000	2,442
	Home Depot, Inc. 4.25% 4/1/2046	2,000	1,775
	Home Depot, Inc. 4.50% 12/6/2048	428	397
	Hyundai Capital America 1.00% 9/17/2024[6]	3,025	2,846
	Hyundai Capital America 1.50% 6/15/2026[6]	850	753
	Hyundai Capital America 1.65% 9/17/2026[6]	3,075	2,711
	Hyundai Capital America 2.375% 10/15/2027[6]	2,579	2,258
	Hyundai Capital America 2.10% 9/15/2028[6]	3,075	2,580
	International Game Technology PLC 6.50% 2/15/2025[6]	1,344	1,345
	International Game Technology PLC 5.25% 1/15/2029[6]	5,490	5,205
	KB Home 7.25% 7/15/2030	1,295	1,313
	Kontoor Brands, Inc. 4.125% 11/15/2029[6]	910	761
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]	590	506
	Lindblad Expeditions, LLC 6.75% 2/15/2027[6]	775	739

American Funds Insurance Series	127

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Lithia Motors, Inc. 3.875% 6/1/2029[6]	USD2,900	$2,523
discretionary	Lithia Motors, Inc. 4.375% 1/15/2031[6]	1,025	886
(continued)	Marriott International, Inc. 4.90% 4/15/2029	1,207	1,175
	Marriott International, Inc. 2.75% 10/15/2033	2,500	1,989
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]	620	536
	McDonald’s Corp. 4.60% 9/9/2032	1,275	1,263
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[6]	1,710	1,513
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[6]	1,500	1,501
	NCL Corp., Ltd. 5.875% 2/15/2027[6]	2,450	2,387
	NCL Corp., Ltd. 7.75% 2/15/2029[6]	1,375	1,307
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]	1,345	1,253
	Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.13% 7/15/2025[6,9,13]	780	86
	Party City Holdings, Inc. 8.75% 2/15/2026[6,13]	3,440	533
	Party City Holdings, Inc., Term Loan DIP, 15.05% 7/19/2023[9,12]	732	758
	Penske Automotive Group, Inc. 3.75% 6/15/2029	1,375	1,189
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[6]	3,120	2,867
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[6]	3,520	3,295
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	650	607
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]	1,408	1,479
	Sally Holdings, LLC 5.625% 12/1/2025	2,705	2,670
	Sands China, Ltd. 5.625% 8/8/2025	1,302	1,271
	Sands China, Ltd. 2.80% 3/8/2027	2,075	1,802
	Scientific Games International, Inc. 7.00% 5/15/2028[6]	750	747
	Scientific Games International, Inc. 7.25% 11/15/2029[6]	2,240	2,245
	Sonic Automotive, Inc. 4.625% 11/15/2029[6]	3,035	2,545
	Sonic Automotive, Inc. 4.875% 11/15/2031[6]	1,325	1,089
	Stellantis Finance US, Inc. 1.711% 1/29/2027[6]	2,200	1,929
	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	2,500	2,523
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	2,150	1,719
	Stellantis Finance US, Inc. 6.375% 9/12/2032[6]	2,000	2,043
	Tempur Sealy International, Inc. 4.00% 4/15/2029[6]	850	737
	Toyota Motor Credit Corp. 0.80% 1/9/2026	429	386
	Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,259
	Travel + Leisure Co. 4.50% 12/1/2029[6]	2,100	1,789
	Travel + Leisure Co. 4.625% 3/1/2030[6]	1,300	1,101
	Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[6]	3,770	3,748
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[6]	3,845	3,750
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[6]	2,255	2,061

			154,731

Communication	Alphabet, Inc. 1.998% 8/15/2026	500	463
services	Alphabet, Inc. 1.90% 8/15/2040	375	259
0.58%	Alphabet, Inc. 2.25% 8/15/2060	265	161
	AT&T, Inc. 5.40% 2/15/2034	7,076	7,092
	AT&T, Inc. 3.50% 9/15/2053	5,140	3,642
	CCO Holdings, LLC 4.75% 3/1/2030[6]	2,500	2,140
	CCO Holdings, LLC 4.50% 8/15/2030[6]	3,500	2,918
	CCO Holdings, LLC 4.25% 2/1/2031[6]	3,875	3,138
	CCO Holdings, LLC 4.75% 2/1/2032[6]	2,150	1,756
	CCO Holdings, LLC 4.50% 5/1/2032	2,710	2,167
	Charter Communications Operating, LLC 4.908% 7/23/2025	500	491
	Comcast Corp. 2.35% 1/15/2027	4,000	3,675
	Comcast Corp. 4.80% 5/15/2033	2,416	2,392
	Comcast Corp. 2.887% 11/1/2051	2,571	1,725
	Comcast Corp. 5.35% 5/15/2053	1,490	1,514
	CSC Holdings, LLC 3.375% 2/15/2031[6]	1,875	1,271
	DIRECTV Financing, LLC 5.875% 8/15/2027[6]	3,655	3,314
	DISH DBS Corp. 5.875% 11/15/2024	1,368	1,198
	DISH Network Corp. 11.75% 11/15/2027[6]	4,600	4,494

128 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	Embarq Corp. 7.995% 6/1/2036	USD7,384	$4,473
services	Fox Corp. 4.03% 1/25/2024	1,120	1,109
(continued)	Frontier Communications Holdings, LLC 5.875% 10/15/2027[6]	1,565	1,438
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[6]	6,210	5,364
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[6]	4,400	3,418
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	1,850	1,352
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[6]	1,900	1,399
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[6]	1,100	1,076
	Gray Escrow II, Inc. 5.375% 11/15/2031[6]	4,275	2,838
	Gray Television, Inc. 5.875% 7/15/2026[6]	675	606
	Gray Television, Inc. 4.75% 10/15/2030[6]	850	577
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[6]	2,891	2,639
	Ligado Networks, LLC 15.50% PIK 11/1/2023[6,14]	5,837	2,247
	Ligado Networks, LLC, Term Loan, 15.00% PIK 11/1/2023[2,12,14]	359	341
	Live Nation Entertainment, Inc. 3.75% 1/15/2028[6]	1,350	1,208
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]	3,205	2,746
	Netflix, Inc. 4.875% 4/15/2028	1,250	1,238
	Netflix, Inc. 5.875% 11/15/2028	2,175	2,252
	Netflix, Inc. 6.375% 5/15/2029	50	53
	Netflix, Inc. 5.375% 11/15/2029[6]	25	25
	News Corp. 3.875% 5/15/2029[6]	875	769
	News Corp. 5.125% 2/15/2032[6]	550	502
	Nexstar Media, Inc. 4.75% 11/1/2028[6]	3,950	3,431
	SBA Tower Trust 1.631% 11/15/2026[6]	8,707	7,521
	Scripps Escrow II, Inc. 3.875% 1/15/2029[6]	2,325	1,880
	Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	3,575	3,110
	Sirius XM Radio, Inc. 4.125% 7/1/2030[6]	950	777
	Sirius XM Radio, Inc. 3.875% 9/1/2031[6]	1,975	1,529
	Take-Two Interactive Software, Inc. 3.30% 3/28/2024	123	121
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,235
	Tencent Holdings, Ltd. 2.39% 6/3/2030	566	471
	T-Mobile USA, Inc. 1.50% 2/15/2026	500	452
	T-Mobile USA, Inc. 2.05% 2/15/2028	325	282
	T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,889
	T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	3,919
	T-Mobile USA, Inc. 5.05% 7/15/2033	4,000	3,929
	T-Mobile USA, Inc. 5.75% 1/15/2054	2,000	2,067
	Univision Communications, Inc. 6.625% 6/1/2027[6]	5,800	5,615
	Univision Communications, Inc. 4.50% 5/1/2029[6]	3,475	2,989
	Univision Communications, Inc. 7.375% 6/30/2030[6]	225	215
	Verizon Communications, Inc. 2.875% 11/20/2050	2,453	1,600
	Virgin Media Secured Finance PLC 4.50% 8/15/2030[6]	2,115	1,775
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[6]	4,525	3,663
	VMED O2 UK Financing I PLC 4.75% 7/15/2031[6]	225	187
	Vodafone Group PLC 4.25% 9/17/2050	4,350	3,495
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,807	3,674
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	950
	WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,435	1,312
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,754	1,556
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	500	422
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,500	1,222
	Ziggo Bond Co. BV 5.125% 2/28/2030[6]	1,775	1,346
	Ziggo BV 4.875% 1/15/2030[6]	725	602

			145,716

Industrials	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[6]	1,005	997
0.55%	Allison Transmission, Inc. 3.75% 1/30/2031[6]	3,445	2,913
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[6]	1,025	970
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[6]	2,450	2,275

American Funds Insurance Series	129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[6]	USD1,587	$1,540
(continued)	Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[6]	1,126	1,050
	Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[6]	1,975	1,847
	Boeing Co. 4.875% 5/1/2025	1,052	1,037
	Boeing Co. 3.10% 5/1/2026	251	236
	Boeing Co. 3.25% 2/1/2028	2,000	1,838
	Boeing Co. 5.15% 5/1/2030	1,100	1,090
	Boeing Co. 3.60% 5/1/2034	2,500	2,129
	Boeing Co. 5.805% 5/1/2050	2,500	2,493
	Bombardier, Inc. 7.125% 6/15/2026[6]	4,100	4,077
	Bombardier, Inc. 7.875% 4/15/2027[6]	8,070	8,061
	BWX Technologies, Inc. 4.125% 4/15/2029[6]	1,025	927
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,245
	Canadian Pacific Railway Co. 3.10% 12/2/2051	829	589
	Chart Industries, Inc. 7.50% 1/1/2030[6]	1,347	1,376
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]	590	524
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]	520	462
	CoreLogic, Inc. 4.50% 5/1/2028[6]	6,075	4,905
	Covanta Holding Corp. 4.875% 12/1/2029[6]	1,035	897
	CSX Corp. 4.25% 3/15/2029	1,062	1,029
	CSX Corp. 2.50% 5/15/2051	1,125	717
	Honeywell International, Inc. 2.30% 8/15/2024	2,640	2,552
	Honeywell International, Inc. 1.35% 6/1/2025	5,947	5,551
	Honeywell International, Inc. 2.70% 8/15/2029	1,470	1,309
	Icahn Enterprises, LP 4.75% 9/15/2024	2,090	1,999
	Icahn Enterprises, LP 5.25% 5/15/2027	1,185	1,023
	Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,200
	KKR Apple Bidco, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.102% 9/22/2028[9,12]	733	732
	Lockheed Martin Corp. 5.10% 11/15/2027	951	968
	Lockheed Martin Corp. 4.45% 5/15/2028	2,906	2,867
	Lockheed Martin Corp. 5.25% 1/15/2033	4,742	4,914
	Lockheed Martin Corp. 4.75% 2/15/2034	7,750	7,736
	Lockheed Martin Corp. 5.70% 11/15/2054	1,849	2,055
	LSC Communications, Inc. 8.75% 10/15/2023[2,6,13]	4,063	12
	Masco Corp. 1.50% 2/15/2028	774	660
	Masco Corp. 2.00% 2/15/2031	497	392
	Masco Corp. 3.125% 2/15/2051	230	145
	MasTec, Inc. 4.50% 8/15/2028[6]	1,425	1,315
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	1,760	1,766
	Norfolk Southern Corp. 4.45% 3/1/2033	654	626
	Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,903
	Northrop Grumman Corp. 2.93% 1/15/2025	1,820	1,750
	Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,262
	Otis Worldwide Corp. 2.293% 4/5/2027	2,135	1,938
	Raytheon Technologies Corp. 3.65% 8/16/2023	52	52
	Raytheon Technologies Corp. 3.95% 8/16/2025	3,155	3,092
	Raytheon Technologies Corp. 5.00% 2/27/2026	779	778
	Raytheon Technologies Corp. 4.125% 11/16/2028	1,075	1,036
	Raytheon Technologies Corp. 5.15% 2/27/2033	2,669	2,707
	Raytheon Technologies Corp. 5.375% 2/27/2053	3,950	4,106
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[6]	311	323
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]	195	175
	Rolls-Royce PLC 5.75% 10/15/2027[6]	1,940	1,899
	Sabre GLBL, Inc. 9.25% 4/15/2025[6]	379	354
	Sabre GLBL, Inc. 7.375% 9/1/2025[6]	946	841
	Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[6]	3,887	3,515
	Siemens Financieringsmaatschappij NV 1.70% 3/11/2028[6]	3,700	3,216
	SkyMiles IP, Ltd. 4.75% 10/20/2028[6]	1,950	1,894
	Spirit AeroSystems, Inc. 7.50% 4/15/2025[6]	650	643
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	507	543

130 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	The Brink’s Co. 4.625% 10/15/2027[6]	USD2,385	$2,216
(continued)	TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[6]	2,000	1,850
	TransDigm, Inc. 6.25% 3/15/2026[6]	3,476	3,462
	TransDigm, Inc. 5.50% 11/15/2027	2,200	2,078
	Triumph Group, Inc. 7.75% 8/15/2025	2,375	2,312
	Triumph Group, Inc. 9.00% 3/15/2028[6]	1,347	1,377
	Union Pacific Corp. 2.40% 2/5/2030	2,414	2,100
	Union Pacific Corp. 2.95% 3/10/2052	1,000	695
	Union Pacific Corp. 3.839% 3/20/2060	546	435
	Union Pacific Corp. 3.799% 4/6/2071	545	417
	United Airlines, Inc. 4.375% 4/15/2026[6]	975	927
	United Airlines, Inc. 4.625% 4/15/2029[6]	2,225	2,029
	United Rentals (North America), Inc. 3.875% 2/15/2031	2,050	1,777
	XPO, Inc. 7.125% 6/1/2031[6]	800	807

			139,555

Materials	Alcoa Nederland Holding BV 4.125% 3/31/2029[6]	1,175	1,051
0.39%	Anglo American Capital PLC 2.25% 3/17/2028[6]	484	416
	Anglo American Capital PLC 2.625% 9/10/2030[6]	2,500	2,064
	Anglo American Capital PLC 3.95% 9/10/2050[6]	1,281	952
	ATI, Inc. 4.875% 10/1/2029	710	641
	ATI, Inc. 5.125% 10/1/2031	1,110	991
	Avient Corp. 7.125% 8/1/2030[6]	855	865
	Ball Corp. 6.875% 3/15/2028	1,415	1,444
	Ball Corp. 3.125% 9/15/2031	3,520	2,900
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	1,610	1,604
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]	935	762
	Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,484
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	9,000	8,793
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[6]	1,525	1,375
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[6]	1,775	1,712
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]	775	682
	CVR Partners, LP 6.125% 6/15/2028[6]	745	649
	Dow Chemical Co. (The) 3.60% 11/15/2050	1,328	990
	First Quantum Minerals, Ltd. 7.50% 4/1/2025[6]	9,004	9,005
	First Quantum Minerals, Ltd. 6.875% 3/1/2026[6]	4,400	4,337
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	4,240	4,143
	FXI Holdings, Inc. 12.25% 11/15/2026[6]	4,517	4,099
	FXI Holdings, Inc. 12.25% 11/15/2026[6]	2,181	1,968
	Glencore Funding, LLC 4.125% 3/12/2024[6]	945	934
	INEOS Finance PLC 6.75% 5/15/2028[6]	1,985	1,909
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[6]	5,400	4,558
	Kaiser Aluminum Corp. 4.625% 3/1/2028[6]	2,495	2,186
	Linde, Inc. 1.10% 8/10/2030	2,938	2,338
	LSB Industries, Inc. 6.25% 10/15/2028[6]	860	769
	LYB International Finance III, LLC 2.25% 10/1/2030	1,198	982
	LYB International Finance III, LLC 4.20% 5/1/2050	1,186	906
	LYB International Finance III, LLC 3.625% 4/1/2051	2,537	1,758
	Methanex Corp. 5.125% 10/15/2027	6,305	5,876
	Mineral Resources, Ltd. 8.50% 5/1/2030[6]	1,525	1,533
	Mosaic Co. 4.05% 11/15/2027	1,050	1,001
	Nova Chemicals Corp. 4.25% 5/15/2029[6]	1,875	1,532
	Novelis Corp. 3.875% 8/15/2031[6]	1,115	919
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]	3,485	3,117
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[6]	1,230	1,032
	Sherwin-Williams Co. 3.125% 6/1/2024	275	269
	Sherwin-Williams Co. 3.80% 8/15/2049	5,208	4,031
	South32 Treasury, Ltd. 4.35% 4/14/2032[6]	1,527	1,341
	SPCM SA 3.375% 3/15/2030[6]	600	500

American Funds Insurance Series	131

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials	Venator Finance SARL 9.50% 7/1/2025[6,13]	USD1,825	$1,396
(continued)	Venator Finance SARL 5.75% 7/15/2025[6,13]	5,845	139
	Venator Finance SARL, Term Loan, 15.05% 9/14/2023[9,12]	486	501
	Warrior Met Coal, Inc. 7.875% 12/1/2028[6]	3,400	3,418
	Westlake Corp. 4.375% 11/15/2047	500	393

			98,265

Real estate	Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	301
0.32%	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,138
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,643
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,132
	Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	2,997
	Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	345
	American Tower Corp. 1.45% 9/15/2026	2,369	2,086
	American Tower Corp. 3.55% 7/15/2027	1,425	1,322
	American Tower Corp. 3.60% 1/15/2028	1,000	922
	American Tower Corp. 1.50% 1/31/2028	2,500	2,100
	American Tower Corp. 2.30% 9/15/2031	1,500	1,195
	American Tower Corp. 2.95% 1/15/2051	2,000	1,264
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]	2,260	1,694
	Boston Properties, LP 6.50% 1/15/2034	2,223	2,239
	Essex Portfolio, LP 3.875% 5/1/2024	1,000	982
	Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,546
	Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,084
	GLP Capital, LP 3.35% 9/1/2024	1,263	1,220
	Host Hotels & Resorts, LP 4.50% 2/1/2026	355	344
	Howard Hughes Corp. 5.375% 8/1/2028[6]	1,450	1,293
	Howard Hughes Corp. 4.125% 2/1/2029[6]	1,860	1,541
	Howard Hughes Corp. 4.375% 2/1/2031[6]	2,690	2,149
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	1,842
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	3,785	3,414
	Iron Mountain, Inc. 4.50% 2/15/2031[6]	2,650	2,279
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,780	2,201
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	1,990	1,503
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,260	1,693
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[6]	3,842	3,342
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[6]	50	41
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]	2,280	1,967
	Prologis, LP 4.875% 6/15/2028	2,357	2,338
	Prologis, LP 4.75% 6/15/2033	4,359	4,262
	Prologis, LP 5.125% 1/15/2034	2,000	1,987
	Prologis, LP 5.25% 6/15/2053	1,365	1,343
	Public Storage 1.85% 5/1/2028	2,490	2,164
	Public Storage 1.95% 11/9/2028	2,027	1,740
	Public Storage 2.30% 5/1/2031	719	599
	RHP Hotel Properties, LP 4.50% 2/15/2029[6]	1,300	1,152
	RLJ Lodging Trust, LP 4.00% 9/15/2029[6]	1,240	1,040
	Scentre Group Trust 1 3.50% 2/12/2025[6]	3,075	2,952
	Scentre Group Trust 1 3.25% 10/28/2025[6]	1,000	941
	Scentre Group Trust 1 3.75% 3/23/2027[6]	2,430	2,285
	Service Properties Trust 4.35% 10/1/2024	1,000	964
	Service Properties Trust 4.50% 3/15/2025	1,385	1,310
	Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,553
	Sun Communities Operating, LP 2.70% 7/15/2031	876	693
	UDR, Inc. 2.95% 9/1/2026	760	695

			81,837

132 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples	7-Eleven, Inc. 0.80% 2/10/2024[6]	USD1,700	$1,648
0.30%	7-Eleven, Inc. 0.95% 2/10/2026[6]	825	737
	7-Eleven, Inc. 1.30% 2/10/2028[6]	2,500	2,114
	Albertsons Companies, Inc. 3.50% 3/15/2029[6]	1,230	1,066
	Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	845	818
	Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	2,500	2,302
	Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	1,500	1,394
	BAT Capital Corp. 3.222% 8/15/2024	2,826	2,743
	BAT Capital Corp. 3.215% 9/6/2026	3,323	3,090
	BAT Capital Corp. 4.54% 8/15/2047	940	693
	Central Garden & Pet Co. 4.125% 4/30/2031[6]	1,395	1,152
	Coca-Cola Co. 1.00% 3/15/2028	940	808
	Conagra Brands, Inc. 1.375% 11/1/2027	4,615	3,912
	Constellation Brands, Inc. 3.60% 2/15/2028	625	586
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,216
	Coty, Inc. 4.75% 1/15/2029[6]	1,680	1,551
	Imperial Brands Finance PLC 6.125% 7/27/2027[6]	845	847
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]	2,990	2,739
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]	2,210	1,977
	Nestle Holdings, Inc. 4.85% 3/14/2033[6]	5,750	5,872
	PepsiCo, Inc. 2.625% 10/21/2041	5,000	3,776
	PepsiCo, Inc. 3.625% 3/19/2050	777	661
	PepsiCo, Inc. 2.75% 10/21/2051	1,723	1,238
	Philip Morris International, Inc. 2.875% 5/1/2024	788	772
	Philip Morris International, Inc. 3.25% 11/10/2024	2,000	1,943
	Philip Morris International, Inc. 4.875% 2/13/2026	7,002	6,955
	Philip Morris International, Inc. 0.875% 5/1/2026	2,990	2,668
	Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,085
	Philip Morris International, Inc. 4.875% 2/15/2028	6,000	5,913
	Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,511
	Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,123
	Post Holdings, Inc. 4.625% 4/15/2030[6]	2,886	2,532
	Prestige Brands, Inc. 3.75% 4/1/2031[6]	1,115	925
	Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,808
	Simmons Foods, Inc. 4.625% 3/1/2029[6]	560	449

			75,624

Utilities	Ameren Corp. 2.50% 9/15/2024	969	929
0.25%	Calpine Corp. 3.75% 3/1/2031[6]	1,975	1,602
	Commonwealth Edison Co. 4.35% 11/15/2045	1,085	950
	Commonwealth Edison Co. 3.85% 3/15/2052	2,600	2,084
	Duke Energy Carolinas, LLC 3.95% 11/15/2028	900	860
	Duke Energy Corp. 4.50% 8/15/2032	2,000	1,886
	Duke Energy Corp. 3.50% 6/15/2051	2,000	1,451
	Duke Energy Florida, LLC 3.20% 1/15/2027	1,445	1,370
	Duke Energy Indiana, LLC 3.25% 10/1/2049	1,225	879
	Duke Energy Progress, LLC 3.70% 10/15/2046	457	357
	Duke Energy Progress, LLC 2.50% 8/15/2050	202	126
	Duke Energy Progress, LLC 2.90% 8/15/2051	91	61
	Edison International 3.55% 11/15/2024	2,200	2,127
	EDP Finance BV 3.625% 7/15/2024[6]	4,100	3,996
	Electricité de France SA 6.25% 5/23/2033[6]	1,275	1,297
	Electricité de France SA 4.75% 10/13/2035[6]	1,250	1,101
	Electricité de France SA 4.875% 9/21/2038[6]	2,750	2,313
	Electricité de France SA 5.60% 1/27/2040	525	483
	Electricité de France SA 6.90% 5/23/2053[6]	650	674
	Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity +
	5.411% on 6/15/2033)[6,11]	1,475	1,516

American Funds Insurance Series	133

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Emera US Finance, LP 3.55% 6/15/2026	USD320	$303
(continued)	Enel Américas SA 4.00% 10/25/2026	245	236
	Entergy Corp. 2.80% 6/15/2030	3,325	2,823
	Eversource Energy 3.80% 12/1/2023	2,730	2,711
	FirstEnergy Corp. 3.40% 3/1/2050	2,250	1,553
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[6]	675	595
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	650	653
	Pacific Gas and Electric Co. 2.10% 8/1/2027	125	107
	Pacific Gas and Electric Co. 2.50% 2/1/2031	2,941	2,305
	Pacific Gas and Electric Co. 3.30% 8/1/2040	100	67
	Pacific Gas and Electric Co. 3.50% 8/1/2050	1,250	797
	PacifiCorp 4.125% 1/15/2049	4,000	3,107
	PG&E Corp. 5.00% 7/1/2028	3,750	3,444
	PG&E Corp. 5.25% 7/1/2030	3,400	3,051
	Public Service Electric and Gas Co. 3.60% 12/1/2047	548	432
	Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,789
	Southern California Edison Co. 2.85% 8/1/2029	4,450	3,893
	Southern California Edison Co. 6.00% 1/15/2034	2,500	2,591
	Southern California Edison Co. 5.75% 4/1/2035	675	686
	Southern California Edison Co. 5.35% 7/15/2035	3,000	2,936
	Southern California Edison Co. 4.00% 4/1/2047	264	210
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	1,030	901
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,102
	Xcel Energy, Inc. 2.60% 12/1/2029	1,131	967

			64,321

Information	Adobe, Inc. 1.90% 2/1/2025	366	348
technology	Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 9.231% 6/13/2024[9,12]	651	627
0.25%	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[9,12]	4,150	3,771
	Analog Devices, Inc. 1.70% 10/1/2028	1,286	1,106
	Analog Devices, Inc. 2.10% 10/1/2031	1,212	1,004
	Analog Devices, Inc. 2.80% 10/1/2041	1,461	1,086
	Analog Devices, Inc. 2.95% 10/1/2051	1,955	1,383
	Broadcom, Inc. 1.95% 2/15/2028[6]	1,407	1,218
	Broadcom, Inc. 2.60% 2/15/2033[6]	2,524	1,974
	Broadcom, Inc. 3.469% 4/15/2034[6]	193	158
	CommScope Technologies, LLC 6.00% 6/15/2025[6]	1,752	1,635
	CommScope Technologies, LLC 5.00% 3/15/2027[6]	1,375	959
	CommScope, Inc. 6.00% 3/1/2026[6]	3,600	3,359
	CommScope, Inc. 8.25% 3/1/2027[6]	1,442	1,156
	CommScope, Inc. 7.125% 7/1/2028[6]	1,633	1,162
	Diebold Nixdorf, Inc. 9.375% 7/15/2025[6,13]	10,434	1,930
	Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[6,13,14]	7,984	120
	Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[9,12]	12,450	11,796
	Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[9,12]	7,926	7,509
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[9,12,13]	10,831	1,950
	Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 6.134% 6/13/2024[9,12]	EUR1,336	1,381
	Gartner, Inc. 4.50% 7/1/2028[6]	USD650	608
	Intuit, Inc. 0.95% 7/15/2025	1,530	1,398
	Intuit, Inc. 1.35% 7/15/2027	1,395	1,223
	Intuit, Inc. 1.65% 7/15/2030	1,845	1,498
	Microsoft Corp. 2.921% 3/17/2052	4,814	3,585
	NCR Corp. 5.125% 4/15/2029[6]	1,650	1,462
	Oracle Corp. 3.60% 4/1/2050	2,794	1,998
	Oracle Corp. 5.55% 2/6/2053	2,556	2,477
	Synaptics, Inc. 4.00% 6/15/2029[6]	875	736

134 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information	Unisys Corp. 6.875% 11/1/2027[6]	USD725	$523
technology	Viavi Solutions, Inc. 3.75% 10/1/2029[6]	725	617
(continued)	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,3,11]	1,005	965

			62,722

	Total corporate bonds, notes & loans		1,541,055

U.S. Treasury bonds & notes 5.60%
U.S. Treasury	U.S. Treasury 2.50% 5/15/2024	700	683
4.60%	U.S. Treasury 2.50% 5/31/2024	100,000	97,399
	U.S. Treasury 4.25% 9/30/2024	880	869
	U.S. Treasury 1.00% 12/15/2024	10,725	10,096
	U.S. Treasury 4.625% 2/28/2025	65,500	64,999
	U.S. Treasury 3.875% 4/30/2025	4,250	4,167
	U.S. Treasury 4.25% 5/31/2025	5,505	5,436
	U.S. Treasury 3.00% 7/15/2025	3,165	3,051
	U.S. Treasury 0.375% 1/31/2026	45,000	40,405
	U.S. Treasury 4.00% 2/15/2026	26,676	26,270
	U.S. Treasury 0.50% 2/28/2026	42,515	38,195
	U.S. Treasury 3.625% 5/15/2026	1,195	1,166
	U.S. Treasury 0.75% 8/31/2026	52	46
	U.S. Treasury 0.875% 9/30/2026	565	505
	U.S. Treasury 1.125% 10/31/2026	471	423
	U.S. Treasury 1.125% 2/28/2027	762	680
	U.S. Treasury 2.375% 5/15/2027	880	820
	U.S. Treasury 2.625% 5/31/2027	96,250	90,426
	U.S. Treasury 0.50% 6/30/2027	36,300	31,294
	U.S. Treasury 4.125% 9/30/2027	90,000	89,487
	U.S. Treasury 0.625% 12/31/2027	7,109	6,074
	U.S. Treasury 4.00% 2/29/2028	46,200	45,859
	U.S. Treasury 3.625% 3/31/2028	10	10
	U.S. Treasury 3.50% 4/30/2028	5,600	5,440
	U.S. Treasury 2.875% 5/15/2028	5,217	4,922
	U.S. Treasury 3.625% 5/31/2028	77,126	75,429
	U.S. Treasury 1.25% 9/30/2028	3,142	2,720
	U.S. Treasury 1.50% 11/30/2028	25,000	21,864
	U.S. Treasury 1.375% 12/31/2028	10,900	9,453
	U.S. Treasury 2.875% 4/30/2029	50,000	46,880
	U.S. Treasury 1.50% 2/15/2030	26,651	22,822
	U.S. Treasury 4.00% 2/28/2030	1,598	1,597
	U.S. Treasury 0.625% 5/15/2030	20,225	16,201
	U.S. Treasury 3.75% 5/31/2030	17,000	16,759
	U.S. Treasury 2.875% 5/15/2032	50,000	46,337
	U.S. Treasury 4.125% 11/15/2032	723	739
	U.S. Treasury 3.50% 2/15/2033	29,540	28,756
	U.S. Treasury 3.375% 5/15/2033	52,556	50,764
	U.S. Treasury 1.125% 5/15/2040	37,775	24,494
	U.S. Treasury 1.375% 11/15/2040[15]	27,695	18,533
	U.S. Treasury 1.75% 8/15/2041	47,854	33,626
	U.S. Treasury 2.00% 11/15/2041	1,181	865
	U.S. Treasury 3.875% 5/15/2043	25,703	25,148
	U.S. Treasury 2.50% 2/15/2046	3,755	2,890
	U.S. Treasury 3.00% 5/15/2047	9,355	7,875
	U.S. Treasury 3.00% 2/15/2048	336	283
	U.S. Treasury 2.00% 2/15/2050	13,825	9,473
	U.S. Treasury 1.375% 8/15/2050	12,500	7,261
	U.S. Treasury 2.375% 5/15/2051	4,757	3,534
	U.S. Treasury 2.00% 8/15/2051	1,356	923

American Funds Insurance Series	135

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 2.25% 2/15/2052[15]	USD72,025	$52,000
(continued)	U.S. Treasury 4.00% 11/15/2052[15]	8,369	8,587
	U.S. Treasury 3.625% 2/15/2053[15]	61,360	58,826

			1,163,361

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[16]	22,463	21,930
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[16]	100,487	96,971
securities	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[16]	25,612	24,561
1.00%	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[16]	4,732	4,531
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[16]	3,974	3,770
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[16]	8,325	7,787
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[16]	54,518	48,007
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[15,16]	51,228	44,087

			251,644

	Total U.S. Treasury bonds & notes		1,415,005

Asset-backed obligations 2.05%
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[6,8]	640	617
	Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 6.21% 1/15/2030[6,8,9]	1,816	1,804
	Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 6.21% 10/16/2030[6,8,9]	1,552	1,529
	American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 5.573% 4/15/2026[8,9]	9,000	9,003
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[8]	12,228	11,863
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[8]	3,602	3,602
	Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 6.193% 1/22/2028[6,8,9]	1,845	1,833
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[6,8]	557	556
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[6,8]	3,100	3,071
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[6,8]	539	489
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[6,8]	138	127
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[6,8]	11,617	10,221
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[6,8]	32,377	32,137
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[6,8]	5,535	5,532
	BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[8]	6,633	6,605
	Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[6,8,9]	7,269	7,211
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A,
	1.42% 11/17/2033[6,8]	434	405
	CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[8]	3,971	3,961
	Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[6,8]	4,677	3,896
	Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[6,8]	507	461
	Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 6.262% 7/27/2030[6,8,9]	4,328	4,298
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[6,8]	5,140	4,618
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[6,8]	1,724	1,444
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[6,8]	6,034	5,235

136 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 5.774% 4/22/2026[8,9]	USD4,960	$4,969
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[6,8]	1,351	1,170
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[6,8]	5,034	4,367
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[6,8]	1,083	942
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[6,8]	1,501	1,282
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 5.583% 3/15/2026[8,9]	11,400	11,400
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[6,8]	4,088	4,088
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[6,8]	3,766	3,756
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 6.24% 4/15/2028[6,8,9]	4,517	4,490
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[6,8]	325	283
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[6,8]	4,840	4,715
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[6,8]	3,195	3,127
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[6,8]	5,092	5,075
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[8]	664	664
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[6,8]	5,976	5,368
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[6,8]	2,869	2,867
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[6,8]	4,825	4,821
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[6,8]	6,000	5,924
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[6,8]	9,605	9,234
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[6,8]	8,861	8,344
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[6,8]	634	556
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[6,8]	255	226
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[6,8]	2,260	2,089
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[6,8]	9,517	8,466
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[6,8]	11,908	10,609
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[6,8]	3,780	3,247
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[6,8]	5,630	4,865
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[6,8]	446	378
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD-LIBOR + 1.07%) 6.332% 1/18/2031[6,8,9]	2,250	2,233
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,6,8]	5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[6,8]	8,452	7,924
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[6,8]	634	593
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[6,8]	405	377
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[6,8]	8,390	8,007
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[6,8]	5,565	4,858
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[6,8]	685	599
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[6,8]	429	371
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[6,8]	4,900	4,313
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[6,8]	4,960	4,635
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[8]	1,198	1,194
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[8]	1,141	1,134
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 6.261% 7/21/2030[6,8,9]	5,391	5,346
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 6.41% 4/15/2029[6,8,9]	1,916	1,904
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[6,8]	2,531	2,499
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[6,8]	3,475	3,443
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[6,8]	4,651	4,016
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[6,8]	5,552	4,771
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[6,8]	6,098	5,319
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[6,8]	9,129	8,116
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[6,8]	5,232	4,647
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[6,8]	8,885	7,901
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[6,8]	23,051	19,672

American Funds Insurance Series	137

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 6.225% 7/25/2030[6,8,9]	USD1,657	$1,640
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 6.35% 7/20/2031[6,8,9]	2,250	2,233
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 6.396% 11/25/2028[6,8,9]	1,021	1,018
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 6.15% 4/20/2029[6,8,9]	374	372
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 6.06% 10/15/2029[6,8,9]	7,545	7,470
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 6.66% 10/15/2029[6,8,9]	5,378	5,259
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.546% 1/15/2031[6,8,9]	5,357	5,335
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[6,8]	5,912	5,878
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[8]	2,725	2,596
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[6,8,9]	9,947	9,954
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 6.20% 10/15/2030[6,8,9]	4,453	4,414
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[8]	1,060	1,059
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[8]	303	301
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[8]	1,429	1,429
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[8]	4,101	4,060
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[6,8]	3,573	3,570
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 5.923% 1/15/2053[6,8,9]	5,689	5,555
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[6,8]	3,326	2,896
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[6,8]	4,283	3,841
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[6,8]	4,499	3,642
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[6,8]	2,018	1,828
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[6,8]	1,613	1,435
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.198% 10/20/2031[6,8,9]	7,088	7,098
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[6,8]	2,889	2,632
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[6,8]	1,695	1,487
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[6,8]	751	660
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[6,8]	881	744
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[6,8]	2,538	2,180
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[6,8]	3,250	3,157
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[6,8]	8,337	7,702
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[6,8,9]	7,257	6,486
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[6,8]	3,825	3,808
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[6,8]	9,801	8,413
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[6,8]	1,732	1,456
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[8]	8,460	8,390
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[8,11]	7,481	7,356
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[6,8]	8,981	8,910
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[6,8]	6,032	6,018
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,8]	1,922	1,915
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[6,8]	4,807	4,795
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[6,8]	3,504	3,500
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,8]	794	786
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[8]	7,845	7,760

		518,680

138 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.17%
	CPPIB Capital, Inc. 2.75% 11/2/2027[6]	USD6,600	$6,146
	European Investment Bank 0.75% 10/26/2026	6,194	5,486
	OMERS Finance Trust 3.50% 4/19/2032[6]	4,315	3,959
	OMERS Finance Trust 4.00% 4/19/2052[6]	4,315	3,601
	Panama (Republic of) 3.298% 1/19/2033	4,365	3,659
	Panama (Republic of) 4.50% 1/19/2063	1,035	760
	Peru (Republic of) 1.862% 12/1/2032	2,525	1,950
	Peru (Republic of) 2.78% 12/1/2060	3,775	2,318
	Qatar (State of) 3.375% 3/14/2024[6]	2,315	2,282
	Qatar (State of) 4.00% 3/14/2029[6]	745	730
	Qatar (State of) 4.817% 3/14/2049[6]	750	722
	Swedish Export Credit Corp. 3.625% 9/3/2024	5,089	4,976
	United Mexican States 2.659% 5/24/2031	2,703	2,254
	United Mexican States 4.875% 5/19/2033	1,790	1,711
	United Mexican States 3.771% 5/24/2061	1,528	1,043

			41,597

Municipals 0.14%
California	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
0.02%	Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	1,200	1,092
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	1,660	1,481
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	495	404
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,170	882
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	2,205	2,032

			5,891

Connecticut	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1,
0.00%	4.00% 11/15/2044	5	5

Florida	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,726
0.04%	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,478

			9,204

Guam	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A,
0.00%	3.839% 10/1/2036	240	192
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A,
	4.46% 10/1/2043	315	240

			432

Illinois	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured,
0.01%	5.10% 6/1/2033	4,125	4,039

Maryland	Community Dev. Administration, Dept. of Housing and Community Dev.,
0.00%	Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 9/1/2040	5	5

American Funds Insurance Series	139

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals (continued)
Minnesota	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038	USD20	$20

0.00%

New York	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
0.03%	Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	2,865	2,589
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),
	Series 2021-C, 1.748% 3/15/2028	4,745	4,132

			6,721

Ohio	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds
0.02%	(VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,080	4,357

South Carolina	Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041	5	5

0.00%

Tennessee	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT,
0.00%	4.00% 7/1/2043	5	5

Wisconsin	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022,
0.02%	4.95% 3/1/2034	5,845	5,485

	Total municipals		36,169

	Total bonds, notes & other debt instruments (cost: $5,793,406,000)		5,416,087

Short-term securities 9.70%		Shares
Money market investments 9.64%
	Capital Group Central Cash Fund 5.15%[7,17]	24,370,984	2,437,342

Money market investments purchased with collateral from securities on loan 0.06%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[17,18]	8,631,344	8,631
	Invesco Short-Term Investments Trust – Government & Agency Portfolio,
	Institutional Class 5.05%[17,18]	4,782,204	4,782
	Capital Group Central Cash Fund 5.15%[7,17,18]	21,214	2,122

			15,535

	Total short-term securities (cost: $2,452,333,000)		2,452,877

	Total investment securities 104.10% (cost: $20,923,200,000)		26,326,548
	Other assets less liabilities (4.10)%		(1,036,246)

	Net assets 100.00%		$25,290,302

140 American Funds Insurance Series

Asset Allocation Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	8,978	September 2023	USD1,825,620	$(24,888)
5 Year U.S. Treasury Note Futures	Long	9,589	September 2023	1,026,922	(17,429)
10 Year U.S. Treasury Note Futures	Long	199	September 2023	22,341	(241)
10 Year Ultra U.S. Treasury Note Futures	Short	3,884	September 2023	(460,011)	5,273
20 Year U.S. Treasury Bond Futures	Long	167	September 2023	21,193	45
30 Year Ultra U.S. Treasury Bond Futures	Long	113	September 2023	15,393	(129)

					$(37,369)

Swap contracts

Interest rate swaps

    Centrally cleared interest rate swaps

				Expiration date	Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2023 (000)
Receive		Pay
Rate	Payment frequency	Rate	Payment frequency
4.1645%	Annual	SOFR	Annual	1/24/2025	USD3,491	$(48)	$—	$(48)
4.16253%	Annual	SOFR	Annual	1/24/2025	215,868	(2,973)	—	(2,973)
3.7025%	Annual	SOFR	Annual	3/28/2025	17,082	(358)	—	(358)
3.7515%	Annual	SOFR	Annual	3/28/2025	177,000	(3,568)	—	(3,568)
SOFR	Annual	3.2015%	Annual	1/19/2033	37,178	1,121	—	1,121
SOFR	Annual	3.1205%	Annual	1/20/2033	46,560	1,705	—	1,705
SOFR	Annual	3.16653%	Annual	1/24/2033	48,133	1,586	—	1,586
SOFR	Annual	3.18606%	Annual	1/24/2033	44,502	1,397	—	1,397

						$(1,138)	$—	$(1,138)

Credit default swaps

    Centrally cleared credit default swaps on credit indices – sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[19] (000)	Value at 6/30/2023[20] (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)
1.00%	Quarterly	CDX.NA.IG.40	6/20/2028	USD45,000	$672	$578	$94

Investments in affiliates7

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Investment funds 4.06%
Capital Group Central Corporate Bond Fund	$1,367,122	$22,963	$385,740	$(79,020)	$101,600	$1,026,925	$22,962
Short-term securities 9.65%
Money market investments 9.64%
Capital Group Central Cash Fund 5.15%[17]	1,639,716	2,739,466	1,942,243	61	342	2,437,342	47,383

American Funds Insurance Series	141

Asset Allocation Fund (continued)

Investments in affiliates7 (continued)

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized (loss) gain (000)	Net unrealized appreciation (000)		Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.19%[17,18]	$12,622	$	$10,500	[21]	$	$		$2,122	$—	[22]

Total short-term securities								2,439,464

Total 13.71%					$(78,959)		$101,942	$3,466,389	$70,345

Restricted securities3

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2]	7/9/2021	$50,000	$50,695	.20%
Rotech Healthcare, Inc.[1,2]	8/22/2014	6,949	19,334	.08
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,11]	6/23/2023	965	965	.00 [23]

Total		$57,914	$70,994	.28%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $70,994,000, which represented .28% of the net assets of the fund.

[4]

All or a portion of this security was on loan. The total value of all such securities was $16,802,000, which represented ..07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[5]	Amount less than one thousand.
[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,183,530,000, which represented 4.68% of the net assets of the fund.

[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	Purchased on a TBA basis.
[11]	Step bond; coupon rate may change at a later date.
[12]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,734,000, which represented .12% of the net assets of the fund.

[13]	Scheduled interest and/or principal payment was not received.
[14]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[15]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $27,347,000, which represented .11% of the net assets of the fund.
[16]	Index-linked bond whose principal amount moves with a government price index.
[17]	Rate represents the seven-day yield at 6/30/2023.
[18]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[21]	Represents net activity. Refer to Note 5 for more information on securities lending.
[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[23]	Amount less than .01%.
Key	to abbreviations
ADR	= American Depositary Receipts
Agcy.	= Agency
AMT	= Alternative Minimum Tax
Assn.	= Association
Auth.	= Authority
CAD	= Canadian dollars

CLO = Collateralized Loan Obligations

CME = CME Group

142 American Funds Insurance Series

Asset Allocation Fund (continued)

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

Refer to the notes to financial statements.

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

American Funds Insurance Series	143

American Funds Global Balanced Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 61.58%		Shares	Value (000)
Health care	Abbott Laboratories	54,400	$5,931
9.93%	Sanofi	48,931	5,245
	Siemens Healthineers AG	49,030	2,775
	AstraZeneca PLC	16,439	2,355
	GE HealthCare Technologies, Inc.	27,640	2,245
	Takeda Pharmaceutical Company, Ltd.	65,700	2,065
	UnitedHealth Group, Inc.	4,294	2,064
	Gilead Sciences, Inc.	20,691	1,595
	Medtronic PLC	17,319	1,526
	Merck KGaA	7,787	1,287
	Novo Nordisk AS, Class B	7,676	1,240
	Eurofins Scientific SE, non-registered shares	18,613	1,182
	Stryker Corp.	3,820	1,165
	Novartis AG	8,847	893
	AbbVie, Inc.	6,161	830
	Amgen, Inc.	3,155	700
	Bayer AG	10,940	605
	Molina Healthcare, Inc.[1]	2,000	602
	Danaher Corp.	2,436	585
	BioMarin Pharmaceutical, Inc.[1]	6,363	551
	Thermo Fisher Scientific, Inc.	1,031	538
	Eli Lilly and Company	1,133	531
	Humana, Inc.	1,120	501
	Vertex Pharmaceuticals, Inc.[1]	800	281
	CVS Health Corp.	3,857	267
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	5,200	215
	Revvity, Inc.	1,556	185

			37,959

Information	Broadcom, Inc.	14,837	12,870
technology	Microsoft Corp.	30,861	10,509
9.75%	SK hynix, Inc.	21,732	1,916
	Taiwan Semiconductor Manufacturing Company, Ltd.	93,000	1,733
	GlobalWafers Co., Ltd.	105,000	1,685
	ServiceNow, Inc.[1]	2,848	1,600
	Marvell Technology, Inc.	26,177	1,565
	Texas Instruments, Inc.	7,589	1,366
	Cognizant Technology Solutions Corp., Class A	19,270	1,258
	Accenture PLC, Class A	3,725	1,149
	Intel Corp.	28,608	957
	Arista Networks, Inc.[1]	2,207	358
	Infineon Technologies AG	7,580	313

			37,279

Financials	B3 SA - Brasil, Bolsa, Balcao	1,552,555	4,737
8.69%	HDFC Bank, Ltd. (ADR)	29,869	2,082
	HDFC Bank, Ltd.	79,598	1,654
	ING Groep NV	234,995	3,173
	Zurich Insurance Group AG	5,919	2,812
	AIA Group, Ltd.	272,800	2,783
	DBS Group Holdings, Ltd.	73,900	1,728
	Kotak Mahindra Bank, Ltd.	74,045	1,667
	BlackRock, Inc.	2,234	1,544
	Citigroup, Inc.	29,096	1,340
	National Bank of Canada	11,357	846
	United Overseas Bank, Ltd.	38,800	804
	BNP Paribas SA	12,164	768
	JPMorgan Chase & Co.	5,190	755
	KBC Groep NV	10,792	755
	DNB Bank ASA	39,441	737

144	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Münchener Rückversicherungs-Gesellschaft AG	1,797	$674
(continued)	Bank Central Asia Tbk PT	1,068,300	659
	CME Group, Inc., Class A	3,446	639
	Banco Santander, SA	163,476	607
	Aegon NV	117,255	594
	Great-West Lifeco, Inc.	19,414	564
	Ping An Insurance (Group) Company of China, Ltd., Class H	63,000	404
	Ping An Insurance (Group) Company of China, Ltd., Class A	11,400	73
	FinecoBank SpA	30,555	412
	Fairfax Financial Holdings, Ltd., subordinate voting shares	506	379
	Lufax Holding, Ltd. (ADR)	15,700	22

			33,212

Industrials	Raytheon Technologies Corp.	69,235	6,782
8.43%	General Electric Co.	36,174	3,974
	Thales SA	20,924	3,132
	BAE Systems PLC	248,800	2,936
	Carrier Global Corp.	53,245	2,647
	Siemens AG	12,631	2,102
	General Dynamics Corp.	8,045	1,731
	L3Harris Technologies, Inc.	8,583	1,680
	Honeywell International, Inc.	6,162	1,279
	CSX Corp.	36,109	1,231
	DHL Group	16,578	809
	Melrose Industries PLC	118,016	760
	Safran SA	4,570	718
	LIXIL Corp.	51,200	650
	Astra International Tbk PT	1,380,000	629
	Singapore Technologies Engineering, Ltd.	132,600	362
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	14,580	262
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	100	18
	Airbus SE, non-registered shares	1,805	261
	Trelleborg AB, Class B	10,352	251

			32,214

Consumer staples	ITC, Ltd.	738,576	4,070
5.49%	Philip Morris International, Inc.	40,211	3,925
	Seven & i Holdings Co., Ltd.	63,200	2,733
	Nestlé SA	19,187	2,309
	Imperial Brands PLC	103,716	2,294
	British American Tobacco PLC	63,277	2,099
	Pernod Ricard SA	5,362	1,185
	Heineken NV	7,022	723
	Altria Group, Inc.	13,780	624
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	99,800	390
	Essity Aktiebolag, Class B	8,371	223
	Kweichow Moutai Co., Ltd., Class A	921	215
	Treasury Wine Estates, Ltd.	27,708	208

			20,998

Materials	Freeport-McMoRan, Inc.	86,968	3,479
4.76%	Linde PLC	7,997	3,047
	Shin-Etsu Chemical Co., Ltd.	69,600	2,313
	Evonik Industries AG	106,024	2,015
	Fortescue Metals Group, Ltd.	119,786	1,784
	BHP Group, Ltd. (CDI)	59,147	1,757
	Rio Tinto PLC	15,450	982
	Vale SA (ADR), ordinary nominative shares	60,901	817
	Air Products and Chemicals, Inc.	2,229	668

American Funds Insurance Series	145

American Funds Global Balanced Fund (continued)

Common stocks (continued)		Shares	Value (000)
Materials	UPM-Kymmene OYJ	14,405	$429
(continued)	Air Liquide SA, non-registered shares	2,376	426
	Celanese Corp.	2,621	304
	International Flavors & Fragrances, Inc.	2,492	198

			18,219

Energy	Canadian Natural Resources, Ltd. (CAD denominated)	122,544	6,890
3.95%	Neste OYJ	47,925	1,847
	Shell PLC (GBP denominated)	51,179	1,524
	Woodside Energy Group, Ltd.	47,068	1,090
	Woodside Energy Group, Ltd. (CDI)	10,942	253
	Chevron Corp.	7,748	1,219
	BP PLC	177,059	1,037
	Baker Hughes Co., Class A	16,864	533
	TC Energy Corp. (CAD denominated)	11,486	464
	Adaro Energy Indonesia Tbk PT	1,534,800	229

			15,086

Utilities	DTE Energy Company	26,908	2,960
3.53%	Power Grid Corporation of India, Ltd.	672,082	2,091
	E.ON SE	149,488	1,905
	Duke Energy Corp.	15,732	1,412
	SembCorp Industries, Ltd.	283,400	1,206
	Constellation Energy Corp.	12,743	1,167
	National Grid PLC	61,691	815
	ENN Energy Holdings, Ltd.	60,400	755
	Dominion Energy, Inc.	13,376	693
	NextEra Energy, Inc.	3,685	274
	Public Service Enterprise Group, Inc.	3,392	212

			13,490

Communication	Netflix, Inc.[1]	7,610	3,352
services	Alphabet, Inc., Class A1	18,144	2,172
3.11%	Alphabet, Inc., Class C1	7,735	936
	Singapore Telecommunications, Ltd.	744,000	1,378
	Meta Platforms, Inc., Class A1	4,605	1,322
	BCE, Inc.	21,072	961
	Omnicom Group, Inc.	10,103	961
	Comcast Corp., Class A	19,737	820

			11,902

Consumer	LVMH Moët Hennessy-Louis Vuitton SE	2,473	2,334
discretionary	Ferrari NV	3,735	1,215
2.67%	Ferrari NV (EUR denominated)	1,247	408
	Cie. Financière Richemont SA, Class A	8,087	1,372
	Royal Caribbean Cruises, Ltd.[1]	7,737	803
	InterContinental Hotels Group PLC	11,581	800
	Amazon.com, Inc.[1]	4,577	597
	Starbucks Corp.	5,767	571
	Restaurant Brands International, Inc.	6,596	511
	General Motors Company	10,806	417
	adidas AG	1,770	343
	Zhongsheng Group Holdings, Ltd.	85,000	326
	Airbnb, Inc., Class A1	2,525	323
	Dowlais Group PLC[1]	122,051	197

			10,217

146	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)		Shares	Value (000)
Real estate	Equinix, Inc. REIT	1,925	$1,509
1.27%	CTP NV	98,971	1,285
	Embassy Office Parks REIT	329,879	1,170
	Sun Hung Kai Properties, Ltd.	45,000	568
	Crown Castle, Inc. REIT	2,866	327

			4,859

	Total common stocks (cost: $192,266,000)		235,435

Preferred securities 0.41%
Financials	Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	212,295	499
0.24%	Federal Home Loan Mortgage Corp., Series Z,
	8.375% noncumulative preferred shares[1]	180,862	416

			915

Consumer	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	5,305	658

discretionary	Total preferred securities (cost: $1,889,000)		1,573

0.17%

Convertible stocks 0.32%
Utilities	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[2]	27,300	1,237

0.32%	Total convertible stocks (cost: $1,321,000)		1,237

Investment funds 1.39%
	Capital Group Central Corporate Bond Fund[3]	641,083	5,308

	Total investment funds (cost: $5,151,000)		5,308

		Principal amount
Bonds, notes & other debt instruments 30.45%		(000)
Bonds & notes of governments & government agencies outside the U.S. 15.25%
	Abu Dhabi (Emirate of) 0.75% 9/2/2023[4]	USD275	273
	Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	80
	Asian Development Bank 1.125% 6/10/2025	GBP100	116
	Australia (Commonwealth of), Series 152, 2.75% 11/21/2028	AUD310	195
	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	1,055	584
	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	150	79
	Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	2,020	1,229
	Austria (Republic of) 0% 2/20/2031	EUR660	575
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	293
	Brazil (Federative Republic of) 0% 10/1/2023	BRL5,925	1,198
	Brazil (Federative Republic of) 0% 1/1/2024	9,254	1,820
	Brazil (Federative Republic of) 10.00% 1/1/2025	900	186
	Brazil (Federative Republic of) 10.00% 1/1/2033	280	56
	Brazil (Federative Republic of) 6.00% 8/15/2040[5]	206	46
	Brazil (Federative Republic of) 6.00% 8/15/2050[5]	2,142	480
	Brazilian Government International Bond 6.00% 8/15/2060[5]	206	47
	Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	130
	Canada 0.75% 10/1/2024	CAD1,125	808
	Canada 2.25% 6/1/2025	1,400	1,014
	Canada 0.25% 3/1/2026	246	167
	Canada 3.50% 3/1/2028	1,009	756
	Chile (Republic of) 5.80% 6/1/2024	CLP190,000	234

American Funds Insurance Series	147

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Chile (Republic of) 4.70% 9/1/2030	CLP150,000	$181
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY9,650	1,341
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	12,290	1,721
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	5,890	917
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	3,960	553
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	3,240	451
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	150
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,215
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	308
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP2,331,300	481
Colombia (Republic of), Series B, 7.00% 3/26/2031	4,543,300	919
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,202,000	338
European Investment Bank 0.375% 9/15/2027	EUR110	107
European Investment Bank 0.25% 1/20/2032	860	744
European Union 0% 7/6/2026	100	99
European Union 0.25% 10/22/2026	50	50
French Republic O.A.T. 0.75% 2/25/2028	640	633
French Republic O.A.T. 0% 11/25/2030	1,320	1,171
French Republic O.A.T. 0% 5/25/2032	650	551
French Republic O.A.T. 2.00% 11/25/2032	610	617
French Republic O.A.T. 3.25% 5/25/2045	160	175
Germany (Federal Republic of) 2.50% 3/13/2025	845	911
Germany (Federal Republic of) 0% 4/16/2027	950	937
Germany (Federal Republic of) 0% 8/15/2031	1,110	1,002
Germany (Federal Republic of) 0% 2/15/2032	540	482
Germany (Federal Republic of) 1.70% 8/15/2032	674	696
Germany (Federal Republic of) 1.00% 5/15/2038	280	249
Germany (Federal Republic of) 0% 8/15/2050	130	76
Germany (Federal Republic of) 0% 8/15/2052	20	11
Greece (Hellenic Republic of) 3.45% 4/2/2024	110	120
Greece (Hellenic Republic of) 3.375% 2/15/2025	50	55
Greece (Hellenic Republic of) 3.875% 6/15/2028	640	711
Greece (Hellenic Republic of) 1.50% 6/18/2030	190	180
Greece (Hellenic Republic of) 1.75% 6/18/2032	790	740
Greece (Hellenic Republic of) 4.25% 6/15/2033	535	612
Greece (Hellenic Republic of) 1.875% 1/24/2052	636	442
India (Republic of) 5.22% 6/15/2025	INR12,720	150
India (Republic of) 5.15% 11/9/2025	8,000	94
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR1,165,000	78
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	1,767,000	120
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	1,201,000	92
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	3,301,000	243
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	1,201,000	83
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	84
Ireland (Republic of) 3.00% 10/18/2043	EUR150	161
Israel (State of) 2.875% 1/29/2024	200	217
Israel (State of) 1.50% 1/18/2027	100	101
Israel (State of) 4.50% 1/17/2033	USD200	197
Italy (Republic of) 1.35% 4/1/2030	EUR550	514
Italy (Republic of) 4.40% 5/1/2033	1,030	1,163
Japan, Series 17, 0.10% 9/10/2023[5]	JPY11,040	77
Japan, Series 18, 0.10% 3/10/2024[5]	21,940	155
Japan, Series 19, 0.10% 9/10/2024[5]	32,040	228
Japan, Series 150, 0.005% 12/20/2026	84,950	590
Japan, Series 22, 0.10% 3/10/2027[5]	26,797	197
Japan, Series 346, 0.10% 3/20/2027	134,150	935
Japan, Series 363, 0.10% 6/20/2031	56,000	383
Japan, Series 365, 0.10% 12/20/2031	317,600	2,164
Japan, Series 145, 1.70% 6/20/2033	59,800	466
Japan, Series 152, 1.20% 3/20/2035	264,400	1,967
Japan, Series 179, 0.50% 12/20/2041	71,600	459

148 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Japan, Series 42, 1.70% 3/20/2044	JPY50,150	$391
Japan, Series 37, 0.60% 6/20/2050	26,950	160
Japan, Series 74, 1.00% 3/20/2052	178,400	1,163
Japan, Series 76, 1.40% 9/20/2052	80,350	578
KfW 1.125% 7/4/2025	GBP95	110
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR1,380	299
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	620	134
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	270	55
Morocco (Kingdom of) 3.50% 6/19/2024	EUR100	108
Morocco (Kingdom of) 1.50% 11/27/2031	100	81
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	121
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	108
Peru (Republic of) 2.392% 1/23/2026	USD90	84
Peru (Republic of) 6.15% 8/12/2032	PEN925	244
Philippines (Republic of) 0.001% 4/12/2024	JPY100,000	690
Philippines (Republic of) 0.25% 4/28/2025	EUR100	102
Philippines (Republic of) 1.648% 6/10/2031	USD200	158
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	86
Portuguese Republic 0.475% 10/18/2030	EUR230	210
Portuguese Republic 3.50% 6/18/2038	230	251
Romania 2.125% 3/7/2028	130	124
Romania 2.00% 4/14/2033	200	155
Romania 3.375% 2/8/2038	80	63
Romania 4.625% 4/3/2049	39	33
Romania 3.375% 1/28/2050	73	50
Russian Federation 4.25% 6/23/2027[6]	USD200	82
Russian Federation 4.375% 3/21/2029[6]	200	84
Russian Federation 6.90% 5/23/2029[6,7]	RUB28,250	19
Russian Federation 5.90% 3/12/2031[6]	5,620	21
Russian Federation 7.70% 3/23/2033[6]	23,030	86
Russian Federation 7.25% 5/10/2034[6]	8,140	31
Serbia (Republic of) 3.125% 5/15/2027	EUR385	378
Serbia (Republic of) 2.05% 9/23/2036	185	124
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR3,000	141
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	4,234	184
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	251
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,459,910	1,156
Spain (Kingdom of) 0% 1/31/2027	EUR335	325
Spain (Kingdom of) 0.80% 7/30/2027	490	485
Spain (Kingdom of) 0.50% 10/31/2031	165	144
Spain (Kingdom of) 3.15% 4/30/2033	317	339
Spain (Kingdom of) 3.55% 10/31/2033	70	77
Tunisia (Republic of) 6.75% 10/31/2023	260	264
Ukraine 6.876% 5/21/2031[4,6]	USD250	58
Ukraine 6.876% 5/21/2031[6]	200	46
United Kingdom 2.75% 9/7/2024	GBP50	62
United Kingdom 1.25% 7/22/2027	410	452
United Kingdom 0.375% 10/22/2030	490	467
United Kingdom 0.25% 7/31/2031	160	147
United Kingdom 1.00% 1/31/2032	920	889
United Kingdom 4.25% 6/7/2032	1,165	1,472
United Kingdom 3.25% 1/22/2044	174	184
United Kingdom 1.25% 7/31/2051	413	260
United Mexican States, Series M, 5.75% 3/5/2026	MXN12,150	650
United Mexican States, Series M, 7.50% 6/3/2027	7,285	405
United Mexican States, Series M, 7.75% 5/29/2031	5,000	276
United Mexican States, Series M, 7.50% 5/26/2033	3,500	188

American Funds Insurance Series 149

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	United Mexican States, Series M, 7.75% 11/23/2034	MXN6,500	$355
	United Mexican States, Series M, 8.00% 11/7/2047	5,120	274
	United Mexican States, Series M, 8.00% 7/31/2053	21,380	1,134
			58,298
Corporate bonds, notes & loans 5.56%
Financials	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[8]	EUR200	173
1.92%	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,8]	USD200	203
	Banco de Sabadell, SA 2.625% 3/24/2026
	(5-year EUR Mid-Swap + 2.20% on 3/24/2025)[8]	EUR100	104
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[8]	200	214
	Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[8]	USD200	192
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[8]	500	458
	Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[8]	160	143
	Bank of America Corp. 3.419% 12/20/2028
	(3-month USD CME Term SOFR + 1.302% on 12/20/2027)[8]	236	217
	Bank of America Corp. 2.496% 2/13/2031
	(3-month USD CME Term SOFR + 1.252% on 2/13/2030)[8]	20	17
	Barclays PLC 5.304% 8/9/2026
	(1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[8]	475	463
	BPCE 5.70% 10/22/2023[4]	200	199
	BPCE 4.50% 1/13/2033	EUR100	110
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,8]	USD200	200
	Chubb INA Holdings, Inc. 3.35% 5/3/2026	10	10
	Chubb INA Holdings, Inc. 4.35% 11/3/2045	20	18
	Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[8]	103	99
	Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[8]	175	167
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[8]	110	101
	Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[8]	29	28
	Commonwealth Bank of Australia 2.688% 3/11/2031[4]	225	177
	Corebridge Financial, Inc. 3.90% 4/5/2032	59	51
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[8]	160	138
	Deutsche Bank AG 1.75% 11/19/2030
	(3-month EUR-EURIBOR + 2.05% on 11/19/2029)[8]	EUR200	173
	Deutsche Bank AG 4.00% 6/24/2032
	(3-month EUR-EURIBOR + 3.30% on 6/24/2027)[8]	100	96
	Goldman Sachs Group, Inc. 1.00% 3/18/2033[9]	210	171
	Goldman Sachs Group, Inc. 4.017% 10/31/2038
	(3-month USD CME Term SOFR + 1.635% on 10/31/2037)[8]	USD78	66
	HSBC Holdings PLC 4.292% 9/12/2026
	(3-month USD CME Term SOFR + 1.609% on 9/12/2025)[8]	200	192
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[8]	EUR100	115
	JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[8]	USD186	167
	JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[8]	160	154
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[8]	425	429
	Mastercard, Inc. 2.00% 11/18/2031	102	84
	Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[8]	200	178
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[8]	126	113
	Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[8]	72	61
	Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[8]	EUR280	276
	NatWest Group PLC 0.78% 2/26/2030
	(3-month EUR-EURIBOR + 0.949% on 2/26/2029)[8]	175	152
	New York Life Insurance Company 3.75% 5/15/2050[4]	USD23	18
	Nordea Bank ABP 3.60% 6/6/2025[4]	200	192
	Royal Bank of Canada 1.20% 4/27/2026	175	156
	UBS Group AG 4.49% 8/5/2025
	(1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[4,8]	450	440

150 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[8]	USD210	$196
(continued)	Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[8]	400	357
	Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[8]	100	88
			7,356

Utilities	Alabama Power Co. 3.00% 3/15/2052	250	169
0.81%	CMS Energy Corp. 3.00% 5/15/2026	80	75
	Consumers Energy Co. 3.60% 8/15/2032	250	226
	Duke Energy Progress, LLC 3.70% 9/1/2028	75	71
	E.ON SE 1.625% 3/29/2031	EUR240	227
	Edison International 4.125% 3/15/2028	USD160	149
	Electricité de France SA 6.25% 5/23/2033[4]	200	203
	Enel Américas SA 4.00% 10/25/2026	35	34
	Enel Finance International NV 1.875% 7/12/2028[4]	200	168
	Entergy Louisiana, LLC 4.75% 9/15/2052	100	92
	Exelon Corp. 3.40% 4/15/2026	150	143
	Interstate Power and Light Co. 2.30% 6/1/2030	50	42
	NextEra Energy Capital Holdings, Inc. 2.75% 11/1/2029	232	201
	Niagara Mohawk Power Corp. 3.508% 10/1/2024[4]	85	82
	Pacific Gas and Electric Co. 2.95% 3/1/2026	25	23
	Pacific Gas and Electric Co. 2.10% 8/1/2027	100	85
	Pacific Gas and Electric Co. 3.00% 6/15/2028	140	121
	Pacific Gas and Electric Co. 4.65% 8/1/2028	114	106
	Pacific Gas and Electric Co. 4.55% 7/1/2030	31	28
	Pacific Gas and Electric Co. 2.50% 2/1/2031	600	470
	Pacific Gas and Electric Co. 3.25% 6/1/2031	50	41
	Pacific Gas and Electric Co. 3.50% 8/1/2050	137	87
	The Cleveland Electric Illuminating Co. 3.50% 4/1/2028[4]	35	32
	Xcel Energy, Inc. 3.35% 12/1/2026	216	203

			3,078

Health care	Amgen, Inc. 1.90% 2/21/2025	40	38
0.58%	Amgen, Inc. 2.20% 2/21/2027	30	27
	Amgen, Inc. 4.20% 3/1/2033	280	262
	Amgen, Inc. 5.25% 3/2/2033	183	183
	Amgen, Inc. 5.65% 3/2/2053	171	173
	AstraZeneca Finance, LLC 2.25% 5/28/2031	69	58
	AstraZeneca PLC 3.50% 8/17/2023	150	150
	Becton, Dickinson and Company 3.734% 12/15/2024	10	10
	Becton, Dickinson and Company 3.70% 6/6/2027	43	41
	Becton, Dickinson and Company 4.298% 8/22/2032	320	304
	EMD Finance, LLC 3.25% 3/19/2025[4]	250	240
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	197	196
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	22
	Stryker Corp. 0.75% 3/1/2029	EUR210	194
	Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	100	103
	The Cigna Group 4.125% 11/15/2025	USD80	78
	UnitedHealth Group, Inc. 4.00% 5/15/2029	135	129

			2,208

Communication	América Móvil, SAB de CV 9.50% 1/27/2031	MXN6,640	384
services	AT&T, Inc. 2.75% 6/1/2031	USD375	317
0.55%	AT&T, Inc. 2.55% 12/1/2033	64	50
	AT&T, Inc. 4.30% 11/18/2034	EUR100	109
	Comcast Corp. 0% 9/14/2026	100	96
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	57
	Netflix, Inc. 3.875% 11/15/2029[9]	EUR200	213

American Funds Insurance Series 151

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	Orange 9.00% 3/1/2031[8]	USD65	$80
services	T-Mobile USA, Inc. 2.05% 2/15/2028	200	174
(continued)	Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	126
	Verizon Communications, Inc. 2.55% 3/21/2031	USD325	271
	Verizon Communications, Inc. 0.75% 3/22/2032	EUR100	84
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD168	142

			2,103

Consumer	Amazon.com, Inc. 2.80% 8/22/2024	45	44
discretionary	BMW US Capital, LLC 3.90% 4/9/2025[4]	70	68
0.45%	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	150	142
	General Motors Financial Co., Inc. 2.40% 4/10/2028	150	129
	Hyundai Capital America 1.50% 6/15/2026[4]	250	222
	Hyundai Capital America 2.375% 10/15/2027[4]	109	95
	Hyundai Capital America 5.60% 3/30/2028[4]	150	149
	Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[4]	159	169
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]	185	173
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[4]	70	74
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[4]	59	63
	Stellantis Finance US, Inc. 5.625% 1/12/2028[4]	200	202
	Stellantis Finance US, Inc. 2.691% 9/15/2031[4]	200	160
	Toyota Motor Credit Corp. 3.375% 4/1/2030	33	30

			1,720

Energy	Canadian Natural Resources, Ltd. 2.95% 7/15/2030	161	138
0.40%	Ecopetrol SA 6.875% 4/29/2030	160	146
	Equinor ASA 3.70% 3/1/2024	50	49
	Halliburton Co. 3.80% 11/15/2025	2	2
	Kinder Morgan, Inc. 4.30% 6/1/2025	165	161
	Petroleos Mexicanos 7.19% 9/12/2024	MXN5,236	284
	Petroleos Mexicanos 6.875% 8/4/2026	USD465	435
	Qatar Energy 3.125% 7/12/2041[4]	270	207
	TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[8]	110	104

			1,526

Information	Apple, Inc. 3.35% 8/8/2032	580	541
technology	Broadcom, Inc. 4.00% 4/15/2029[4]	21	19
0.35%	Broadcom, Inc. 4.15% 11/15/2030	70	64
	Broadcom, Inc. 3.419% 4/15/2033[4]	53	44
	Broadcom, Inc. 3.137% 11/15/2035[4]	15	12
	Lenovo Group, Ltd. 5.875% 4/24/2025	269	268
	Microsoft Corp. 2.40% 8/8/2026	187	176
	Oracle Corp. 2.65% 7/15/2026	216	200

			1,324

Consumer staples	Altria Group, Inc. 2.20% 6/15/2027	EUR270	274
0.20%	Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	USD100	97
	BAT Capital Corp. 3.215% 9/6/2026	62	57
	BAT Capital Corp. 4.70% 4/2/2027	67	65
	BAT Capital Corp. 3.557% 8/15/2027	105	96
	BAT Capital Corp. 3.462% 9/6/2029	75	65
	Philip Morris International, Inc. 5.75% 11/17/2032	110	113

			767

152 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	Canadian Pacific Railway Co. 3.10% 12/2/2051	USD164	$117
0.16%	Carrier Global Corp. 2.242% 2/15/2025	6	6
	Carrier Global Corp. 2.493% 2/15/2027	7	6
	CSX Corp. 3.80% 4/15/2050	6	5
	CSX Corp. 2.50% 5/15/2051	75	48
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[4]	92	89
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]	200	187
	Raytheon Technologies Corp. 4.125% 11/16/2028	170	164

			622

Real estate	American Tower Corp. 0.875% 5/21/2029	EUR130	116
0.11%	Equinix, Inc. 2.15% 7/15/2030	USD176	142
	Essex Portfolio, LP 3.50% 4/1/2025	120	115
	Essex Portfolio, LP 3.375% 4/15/2026	40	38

			411

Materials	Celanese US Holdings, LLC 6.379% 7/15/2032	50	50
0.03%	Vale Overseas, Ltd. 3.75% 7/8/2030	94	83

			133

	Total corporate bonds, notes & loans		21,248

U.S. Treasury bonds & notes 4.78%
U.S. Treasury	U.S. Treasury 1.50% 2/29/2024	627	612
4.31%	U.S. Treasury 2.50% 4/30/2024	890	869
	U.S. Treasury 3.25% 8/31/2024	641	626
	U.S. Treasury 4.25% 9/30/2024	1,196	1,180
	U.S. Treasury 1.75% 3/15/2025	98	93
	U.S. Treasury 3.00% 7/15/2025	966	931
	U.S. Treasury 3.125% 8/15/2025	18	17
	U.S. Treasury 4.50% 11/15/2025	178	177
	U.S. Treasury 0.375% 11/30/2025	50	45
	U.S. Treasury 3.75% 4/15/2026	76	74
	U.S. Treasury 2.25% 2/15/2027	278	258
	U.S. Treasury 1.875% 2/28/2027	4,896	4,488
	U.S. Treasury 2.75% 4/30/2027	450	425
	U.S. Treasury 2.75% 7/31/2027	46	43
	U.S. Treasury 4.125% 9/30/2027	268	267
	U.S. Treasury 4.125% 10/31/2027	357	355
	U.S. Treasury 3.625% 5/31/2028	525	514
	U.S. Treasury 0.625% 8/15/2030	130	104
	U.S. Treasury 1.375% 11/15/2031	780	642
	U.S. Treasury 1.875% 2/15/2032	343	294
	U.S. Treasury 2.875% 5/15/2032	300	278
	U.S. Treasury 2.75% 8/15/2032	203	186
	U.S. Treasury 3.50% 2/15/2033	100	97
	U.S. Treasury 3.375% 5/15/2033	215	208
	U.S. Treasury 1.875% 2/15/2041[10]	920	668
	U.S. Treasury 2.25% 5/15/2041	525	404
	U.S. Treasury 4.00% 11/15/2042	305	303
	U.S. Treasury 3.875% 5/15/2043	175	171
	U.S. Treasury 2.875% 11/15/2046	400	330
	U.S. Treasury 1.25% 5/15/2050	630	354
	U.S. Treasury 2.375% 5/15/2051[10]	490	364
	U.S. Treasury 2.00% 8/15/2051[10]	560	381

American Funds Insurance Series 153

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury 1.875% 11/15/2051[10]	USD686	$452
(continued)	U.S. Treasury 2.25% 2/15/2052	180	130
	U.S. Treasury 3.625% 2/15/2053	134	129

			16,469

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[5]	786	763
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[5]	527	508
securities	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[5]	349	328
0.47%	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[5]	253	218

			1,817

	Total U.S. Treasury bonds & notes		18,286

Mortgage-backed obligations 4.30%
Federal agency	Fannie Mae Pool #MA5071 5.00% 7/1/2053[11]	28	28
mortgage-backed	Freddie Mac Pool #RB5071 2.00% 9/1/2040[11]	778	667
obligations	Freddie Mac Pool #SD8276 5.00% 12/1/2052[11]	490	480
3.80%	Freddie Mac Pool #SD8341 5.00% 7/1/2053[11]	17	17
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[11]	580	551
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[11]	314	268
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[11]	113	96
	Uniform Mortgage-Backed Security 2.00% 7/1/2053[11,12]	800	653
	Uniform Mortgage-Backed Security 2.50% 7/1/2053[11,12]	1,374	1,165
	Uniform Mortgage-Backed Security 3.50% 7/1/2053[11,12]	2,210	2,014
	Uniform Mortgage-Backed Security 4.00% 7/1/2053[11,12]	1,049	985
	Uniform Mortgage-Backed Security 4.50% 7/1/2053[11,12]	2,525	2,428
	Uniform Mortgage-Backed Security 5.00% 7/1/2053[11,12]	2,391	2,343
	Uniform Mortgage-Backed Security 6.00% 7/1/2053[11,12]	1,700	1,715
	Uniform Mortgage-Backed Security 2.50% 8/1/2053[11,12]	1,300	1,104

			14,514

Other	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[11]	DKK485	62
mortgage-backed	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[11]	1,244	154
securities	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[11]	5,700	630
0.25%	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[11]	483	48
	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[11]	579	61
	Realkredit Danmark AS 1.00% 10/1/2053[11]	191	20

			975

Commercial mortgage- backed	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[4,11,13]	USD150	145
securities 0.13%	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[4,11,13]	110	107
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[4,11,13]	135	135
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,11,13]	100	102

			489

154 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.367% 5/25/2043[4,11,13]	USD215	$216
obligations (privately originated)	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[4,11,13]	127	127
0.12%	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[4,11]	108	106

			449

	Total mortgage-backed obligations		16,427

Asset-backed obligations 0.46%
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[4,11]	26	25
	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.216% 12/18/2025[11,13]	115	116
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,11]	125	122
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,11]	148	148
	CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 5.837% 9/15/2025[11,13]	78	78
	Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.667% 2/15/2025[11,13]	55	55
	GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 5.776% 10/21/2024[11,13]	63	63
	GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.667% 9/16/2025[11,13]	80	80
	Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.647% 5/15/2025[11,13]	79	79
	Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[11]	152	151
	Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 5.747% 8/15/2024[11,13]	145	145
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[4,11]	67	67
	Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[11]	39	39
	Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.637% 8/15/2025[11,13]	31	31
	Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[8,11]	250	247
	Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[11]	92	91
	Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[4,11]	93	92
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,11]	113	113
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,11]	19	19

			1,761

Federal agency bonds & notes 0.07%
	Korea Development Bank 4.375% 2/15/2033	270	263

Municipals 0.03%
Ohio 0.02%	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	100	73

Texas 0.01%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	80	59

	Total municipals		132

	Total bonds, notes & other debt instruments (cost: $125,939,000)		116,415

American Funds Insurance Series 155

American Funds Global Balanced Fund (continued)

Short-term securities 8.80%		Shares	Value (000)
Money market investments 8.21%
Capital Group Central Cash Fund 5.15%[3,14]		314,104	$31,413

Weighted average yield at acquisition		Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.42%
Japan Treasury 2/20/2024	(0.103)%	JPY230,900	1,602

		Shares
Money market investments purchased with collateral from securities on loan 0.17%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[14,15]		320,400	321
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[14,15]		320,399	320

			641

Total short-term securities (cost: $33,772,000)			33,656

Total investment securities 102.95% (cost: $360,338,000)			393,624
Other assets less liabilities (2.95)%			(11,270)

Net assets 100.00%			$382,354

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	38	September 2023	USD7,727	$(50)
5 Year Euro-Bobl Futures	Long	19	September 2023	2,399	(37)
5 Year U.S. Treasury Note Futures	Long	76	September 2023	8,139	(129)
10 Year Italy Government Bond Futures	Long	6	September 2023	760	(3)
10 Year Euro-Bund Futures	Short	7	September 2023	(1,022)	9
10 Year Japanese Government Bond Futures	Short	6	September 2023	(6,177)	(23)
10 Year Australian Treasury Bond Futures	Long	4	September 2023	310	(1)
10 Year U.S. Treasury Note Futures	Short	17	September 2023	(1,908)	28
10 Year Ultra U.S. Treasury Note Futures	Short	33	September 2023	(3,908)	37
10 Year UK Gilt Futures	Long	4	September 2023	484	(1)
20 Year U.S. Treasury Bond Futures	Long	23	September 2023	2,919	(3)
30 Year Euro-Buxl Futures	Long	1	September 2023	152	2
30 Year Ultra U.S. Treasury Bond Futures	Short	5	September 2023	(681)	— [16]

					$(171)

156 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Forward currency contracts

	Contract amount			Counterparty		Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)			Settlement date	at 6/30/2023 (000)

GBP	140	USD	176	Bank of New York Mellon	7/3/2023	$1
ZAR	6,000	USD	318	UBS AG	7/3/2023	— [16]
USD	174	GBP	140	Goldman Sachs	7/3/2023	(3)
USD	308	ZAR	6,000	UBS AG	7/3/2023	(11)
USD	2,906	JPY	400,500	Standard Chartered Bank	7/7/2023	128
EUR	810	USD	872	Morgan Stanley	7/7/2023	12
EUR	1,000	USD	1,081	Standard Chartered Bank	7/7/2023	10
USD	240	EUR	220	Standard Chartered Bank	7/7/2023	(1)
AUD	750	USD	516	Standard Chartered Bank	7/7/2023	(16)
AUD	1,050	USD	723	Bank of America	7/7/2023	(23)
USD	1,174	AUD	1,800	HSBC Bank	7/7/2023	(25)
EUR	1,230	USD	1,323	Morgan Stanley	7/10/2023	19
MXN	14,500	USD	844	Bank of America	7/10/2023	2
EUR	100	USD	110	Bank of America	7/10/2023	— [16]
AUD	45	USD	31	Standard Chartered Bank	7/10/2023	(1)
USD	626	AUD	950	JPMorgan Chase	7/10/2023	(7)
JPY	57,410	USD	414	Morgan Stanley	7/10/2023	(16)
USD	824	MXN	14,500	Morgan Stanley	7/10/2023	(21)
GBP	180	USD	223	Morgan Stanley	7/11/2023	5
USD	239	CAD	320	Citibank	7/11/2023	(3)
CAD	1,270	USD	951	Bank of America	7/12/2023	8
USD	97	CAD	130	Morgan Stanley	7/12/2023	(1)
USD	505	MXN	8,853	Morgan Stanley	7/12/2023	(11)
THB	38,000	USD	1,099	Citibank	7/14/2023	(22)
PLN	3,110	USD	748	HSBC Bank	7/17/2023	17
USD	497	KRW	637,850	HSBC Bank	7/17/2023	12
EUR	600	USD	651	BNP Paribas	7/17/2023	4
BRL	700	USD	145	Goldman Sachs	7/17/2023	1
USD	15	CNH	110	Citibank	7/17/2023	— [16]
COP	922,000	USD	219	BNP Paribas	7/17/2023	— [16]
USD	167	COP	700,000	BNP Paribas	7/17/2023	— [16]
EUR	396	DKK	2,950	Bank of America	7/17/2023	— [16]
USD	197	NZD	320	Morgan Stanley	7/17/2023	— [16]
IDR	2,940,160	USD	197	JPMorgan Chase	7/17/2023	(1)
SEK	1,270	USD	118	BNP Paribas	7/17/2023	(1)
USD	548	COP	2,313,140	Morgan Stanley	7/17/2023	(3)
NZD	470	USD	293	JPMorgan Chase	7/17/2023	(4)
USD	487	BRL	2,395	Citibank	7/17/2023	(12)
CNH	12,060	USD	1,690	Citibank	7/17/2023	(29)
JPY	664,730	USD	4,788	Morgan Stanley	7/18/2023	(167)
EUR	170	USD	185	Standard Chartered Bank	7/20/2023	1
EUR	605	USD	666	Goldman Sachs	7/20/2023	(5)
THB	26,000	USD	740	Morgan Stanley	7/24/2023	(3)
EUR	1,895	USD	2,080	Morgan Stanley	7/24/2023	(9)
USD	578	CAD	760	Bank of America	7/25/2023	4
USD	187	MXN	3,200	Bank of America	7/25/2023	1
MXN	4,800	USD	280	HSBC Bank	7/25/2023	(1)
USD	748	MXN	12,910	Morgan Stanley	7/25/2023	(2)
JPY	139,869	USD	986	Bank of America	7/25/2023	(13)
CNH	9,100	USD	1,264	Barclays Bank PLC	7/27/2023	(10)
USD	318	ZAR	6,000	UBS AG	7/28/2023	— [16]
USD	176	GBP	140	Bank of New York Mellon	7/28/2023	(1)
USD	58	BRL	280	Citibank	8/4/2023	— [16]
USD	590	BRL	2,860	JPMorgan Chase	10/2/2023	3
USD	334	BRL	1,619	Citibank	10/2/2023	2
USD	436	BRL	2,280	Citibank	1/2/2024	(27)

American Funds Insurance Series 157

American Funds Global Balanced Fund (continued)

Forward currency contracts (continued)

	Contract amount			Counterparty		Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)			Settlement date	at 6/30/2023 (000)
USD	953	BRL	5,254	Citibank	1/2/2024	$(114)
USD	1,823	JPY	230,900	HSBC Bank	2/16/2024	161
JPY	230,900	USD	1,808	HSBC Bank	2/16/2024	(145)
USD	1,809	JPY	230,900	HSBC Bank	2/20/2024	146

						$(171)

Swap contracts

Interest rate swaps

    Centrally cleared interest rate swaps

					Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2023 (000)
Receive		Pay
Rate	Payment frequency	Rate	Payment frequency	Expiration date
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD375	$(1)	$—	$(1)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	3,197	(12)	—	(12)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	1,178	(5)	—	(5)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	2,945	(13)	—	(13)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	486	(2)	—	(2)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	486	(2)	—	(2)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	533	(3)	—	(3)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	1,001	(6)	—	(6)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	1,000	(6)	—	(6)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	1,019	(6)	—	(6)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	1,023	(7)	—	(7)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	904	(7)	—	(7)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	1,031	(8)	—	(8)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	1,029	(8)	—	(8)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	1,029	(8)	—	(8)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	1,144	(9)	—	(9)
3.7697%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/6/2023	5,500	(23)	—	(23)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(11)	—	(11)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(11)	—	(11)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	123	(1)	—	(1)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD6,240	(114)	—	(114)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN2,000	(7)	—	(7)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	2,600	(9)	—	(9)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	3,200	(11)	—	(11)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,600	(31)	—	(31)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,900	(32)	—	(32)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	11,300	(41)	—	(41)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	2,500	(5)	—	(5)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	3,701	(7)	—	(7)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,100	(12)	—	(12)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,000	(12)	—	(12)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	7,639	(16)	—	(16)
9.07%	28-day	28-day MXN-TIIE	28-day	4/28/2027	20,400	18	—	18
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP850	(6)	—	(6)
4.98038%	Annual	SONIA	Annual	6/21/2028	1,715	(10)	—	(10)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	75	—	75

158 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

    Centrally cleared interest rate swaps (continued)

					Notional amount (000)	Value at 6/30/2023 (000)		Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2023 (000)
Receive		Pay
Rate	Payment frequency	Rate	Payment frequency	Expiration date
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP460	$1		$—	$1
SONIA	Annual	4.36738%	Annual	6/21/2033	930	—	[16]	—	—	[16]

							$(368)	$—		$(368)

Credit default swaps

    Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2023 (000)		Upfront premium received (000)		Unrealized depreciation at 6/30/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD30	$—	[16]	$—	[16]	$—	[16]

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[17] (000)	Value at 6/30/2023[18] (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)
1.00%	Quarterly	CDX.NA.IG.40	6/20/2028	USD1,365	$20	$6	$14

American Funds Insurance Series 159

American Funds Global Balanced Fund (continued)

Investments in affiliates3

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Investment funds 1.39%
Capital Group Central Corporate Bond Fund	$5,532	$102	$412	$(19)	$105	$5,308	$102
Short-term securities 8.21%
Money market investments 8.21%
Capital Group Central Cash Fund 5.15%[14]	3,928	66,804	39,323	— [16]	4	31,413	535

Total 9.60%				$(19)	$109	$36,721	$637

Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Netflix, Inc. 3.875% 11/15/2029	7/11/2022-7/12/2022	$192	$213	.06%
Goldman Sachs Group, Inc. 1.00% 3/18/2033	5/19/2021	252	171	.04

Total		$444	$384	.10%

1 Security did not produce income during the last 12 months.

2 All or a portion of this security was on loan. The total value of all such securities was $697,000, which represented .18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

3 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

4 Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,084,000, which represented 1.59% of the net assets of the fund.

5 Index-linked bond whose principal amount moves with a government price index.

6 Scheduled interest and/or principal payment was not received.

7 Value determined using significant unobservable inputs.

8 Step bond; coupon rate may change at a later date.

9 Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $384,000, which represented .10% of the net assets of the fund.

10 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $593,000, which represented .16% of the net assets of the fund.

11 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

12 Purchased on a TBA basis.

13 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

14 Rate represents the seven-day yield at 6/30/2023.

15 Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

16 Amount less than one thousand.

17 The maximum potential amount the fund may pay as a protection seller should a credit event occur.

18 The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

160 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

IDR = Indonesian rupiah

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NZD = New Zealand dollars

PEN = Peruvian nuevos soles

PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series 161

The Bond Fund of America

Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 95.51%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 33.90%
Financials	AerCap Ireland Capital DAC 1.15% 10/29/2023	USD3,130	$3,080
10.66%	AerCap Ireland Capital DAC 1.65% 10/29/2024	5,996	5,637
	AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,808
	AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,552
	AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,198
	AerCap Ireland Capital DAC 5.75% 6/6/2028	4,065	4,036
	AerCap Ireland Capital DAC 3.00% 10/29/2028	9,124	7,896
	AerCap Ireland Capital DAC 3.30% 1/30/2032	9,395	7,691
	AerCap Ireland Capital DAC 3.40% 10/29/2033	5,120	4,118
	AerCap Ireland Capital DAC 3.85% 10/29/2041	1,254	954
	Ally Financial, Inc. 5.125% 9/30/2024	1,500	1,472
	Ally Financial, Inc. 8.00% 11/1/2031	6,872	7,103
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[1]	4,565	4,468
	American International Group, Inc. 5.125% 3/27/2033	2,224	2,174
	Aon Corp. 5.35% 2/28/2033	1,630	1,643
	Arthur J. Gallagher & Co. 3.50% 5/20/2051	1,073	769
	Banco Santander, SA 5.147% 8/18/2025	4,000	3,931
	Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[1]	1,400	1,216
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	1,970	1,842
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[1]	2,818	2,776
	Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	6,289	5,618
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[1]	4,295	3,880
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[1]	2,635	2,532
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]	6,128	6,023
	Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[1]	1,502	1,545
	Bank of America Corp. 3.419% 12/20/2028
	(3-month USD CME Term SOFR + 1.302% on 12/20/2027)[1]	10,129	9,297
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[1]	9,480	9,382
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[1]	2,773	2,368
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	21,177	16,770
	Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[1]	2,653	2,200
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	36,155	28,928
	Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[1]	4,089	3,410
	Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[1]	8,750	8,231
	Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[1]	4,985	4,879
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[1]	3,460	3,429
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]	4,850	4,820
	Bank of Montreal 5.30% 6/5/2026	1,370	1,367
	Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]	4,525	4,416
	Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[1]	2,085	2,058
	Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[1]	3,530	3,518
	Block, Inc. 2.75% 6/1/2026	1,975	1,800
	Block, Inc. 3.50% 6/1/2031	825	684
	BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[1,2]	6,633	5,852
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[1,2]	13,134	11,750
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	3,594	2,997
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	4,177	3,425
	BPCE 5.70% 10/22/2023[2]	28,166	28,046
	BPCE 5.15% 7/21/2024[2]	5,481	5,384
	BPCE 1.625% 1/14/2025[2]	2,980	2,783
	BPCE 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	6,350	5,698
	BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[1,2]	2,150	2,131
	BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	250	193
	BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	6,195	6,054
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	3,650	3,645
	Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[1]	4,525	4,408
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[1]	2,430	2,356
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[1]	515	494

162 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Charles Schwab Corp. 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[1]	USD2,445	$2,445
(continued)	Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[1]	1,776	1,804
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	926	720
	Chubb INA Holdings, Inc. 3.35% 5/3/2026	2,020	1,942
	Chubb INA Holdings, Inc. 4.35% 11/3/2045	2,015	1,826
	Citigroup, Inc. 4.60% 3/9/2026	1,800	1,744
	Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[1]	6,304	5,601
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[1]	13,528	12,457
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[1]	20	16
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[1]	1,030	860
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[1]	4,030	3,563
	Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[1]	2,895	3,074
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[1]	140	141
	Corebridge Financial, Inc. 3.50% 4/4/2025	1,439	1,372
	Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,657
	Corebridge Financial, Inc. 3.85% 4/5/2029	5,794	5,219
	Corebridge Financial, Inc. 3.90% 4/5/2032	5,959	5,186
	Corebridge Financial, Inc. 4.35% 4/5/2042	361	292
	Corebridge Financial, Inc. 4.40% 4/5/2052	1,352	1,065
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	4,450	4,099
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	2,450	2,172
	Credit Suisse AG 7.50% 2/15/2028	2,445	2,600
	Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[1,2]	2,990	2,599
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	2,975	2,780
	Deutsche Bank AG 0.898% 5/28/2024	2,500	2,376
	Deutsche Bank AG 3.70% 5/30/2024	5,150	5,002
	Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[1]	10,475	10,343
	Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[1]	3,673	3,504
	Deutsche Bank AG 4.10% 1/13/2026	7,305	6,843
	Deutsche Bank AG 4.10% 1/13/2026	857	809
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	27,047	24,077
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	4,851	4,172
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[1]	9,129	7,922
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[1]	7,998	8,016
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	3,200	2,659
	Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[1]	3,235	2,448
	Discover Financial Services 6.70% 11/29/2032	754	777
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	1,200	1,057
	Five Corners Funding Trust III 5.791% 2/15/2033[2]	942	956
	Five Corners Funding Trust IV 5.997% 2/15/2053[2]	360	366
	Global Payments, Inc. 2.90% 11/15/2031	1,005	818
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[1]	3,030	2,709
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	13,275	11,676
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[1]	13,961	12,424
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[1]	3,703	3,363
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[1]	5,534	5,197
	Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[1]	5,114	4,948
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[1]	9,600	8,920
	Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[1]	260	212
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	10,662	9,012
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	3,160	2,235
	Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month
	USD CME Term SOFR + 4.096% on 11/10/2026)[1]	1,750	1,693
	HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[1]	5,270	4,680
	HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[1]	1,565	1,580

American Funds Insurance Series 163

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	USD12,619	$10,569
(continued)	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	5,250	4,249
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	4,463	3,602
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[1]	2,100	2,154
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,600	1,660
	Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	669	579
	Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	6,335	5,282
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.625% 2/24/2025[3]	397	374
	Huarong Finance II Co., Ltd. 5.50% 1/16/2025	6,669	6,345
	Huarong Finance II Co., Ltd. 5.00% 11/19/2025	480	443
	Huarong Finance II Co., Ltd. 4.625% 6/3/2026	200	178
	Huarong Finance II Co., Ltd. 4.875% 11/22/2026	2,106	1,865
	Intercontinental Exchange, Inc. 4.35% 6/15/2029	8,710	8,530
	Intercontinental Exchange, Inc. 4.60% 3/15/2033	4,601	4,468
	Intercontinental Exchange, Inc. 4.95% 6/15/2052	5,327	5,073
	Intesa Sanpaolo SpA 5.017% 6/26/2024[2]	68,143	66,030
	Intesa Sanpaolo SpA 3.25% 9/23/2024[2]	770	739
	Intesa Sanpaolo SpA 5.71% 1/15/2026[2]	15,400	14,671
	Intesa Sanpaolo SpA 3.875% 7/14/2027[2]	6,250	5,639
	Intesa Sanpaolo SpA 3.875% 1/12/2028[2]	1,986	1,775
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,2]	5,100	5,088
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[2]	2,060	1,781
	JPMorgan Chase & Co. 0.969% 6/23/2025 (USD-SOFR + 0.58% on 6/23/2024)[1]	5,870	5,574
	JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	11,105	10,403
	JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[1]	4,196	4,180
	JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	4,353	3,912
	JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[1]	5,965	5,270
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[1]	9,282	8,529
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[1]	8,675	8,379
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[1]	10,282	10,151
	JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[1]	9,600	8,883
	JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[1]	2,453	2,106
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[1]	11,980	11,396
	JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	1,991	1,685
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	1,126	898
	JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	4,802	3,990
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[1]	5,313	4,355
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[1]	553	466
	JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[1]	1,907	1,819
	JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]	7,726	7,553
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	2,415	2,134
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]	1,375	1,367
	Korea Exchange Bank 3.25% 3/30/2027[2]	1,315	1,232
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[1]	2,675	2,520
	Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[1]	2,705	2,685
	Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	222	181
	Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	505	337
	Marsh & McLennan Companies, Inc. 5.45% 3/15/2053	207	211
	Mastercard, Inc. 4.875% 3/9/2028	169	171
	Mastercard, Inc. 4.85% 3/9/2033	2,787	2,836
	MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]	1,405	1,474
	MetLife, Inc. 3.60% 11/13/2025	3,490	3,355
	Metropolitan Life Global Funding I 5.05% 1/6/2028[2]	855	852

164 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Metropolitan Life Global Funding I 5.15% 3/28/2033[2]	USD832	$823
(continued)	Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[1]	2,960	2,763
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[1]	6,200	5,476
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[1]	2,225	1,959
	Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[1]	2,970	2,658
	Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[1]	2,945	2,796
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[1]	1,430	1,423
	Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]	763	749
	Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[1]	4,615	4,074
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[1]	1,701	1,706
	Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[1]	2,390	2,409
	Morgan Stanley 0.791% 1/22/2025 (USD-SOFR + 0.509% on 1/22/2024)[1]	3,065	2,971
	Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	2,300	2,219
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[1]	8,508	7,541
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[1]	9,403	9,279
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[1]	21,869	21,618
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	85	66
	Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	28,887	22,971
	Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[1]	3,063	2,475
	Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[1]	8,152	8,676
	Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[1]	8,935	8,827
	MSCI, Inc. 3.25% 8/15/2033[2]	2,750	2,218
	Nasdaq, Inc. 5.35% 6/28/2028	553	554
	Nasdaq, Inc. 5.55% 2/15/2034	1,178	1,183
	Nasdaq, Inc. 5.95% 8/15/2053	69	71
	Nasdaq, Inc. 6.10% 6/28/2063	100	102
	NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[1]	3,555	3,518
	NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[1]	1,140	1,147
	Navient Corp. 6.75% 6/25/2025	425	418
	OneMain Finance Corp. 7.125% 3/15/2026	250	246
	PayPal Holdings, Inc. 5.05% 6/1/2052	2,405	2,357
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[1]	5,919	5,895
	Rede D’Or Finance SARL 4.50% 1/22/2030[2]	1,572	1,341
	Royal Bank of Canada 4.90% 1/12/2028	360	355
	Royal Bank of Canada 5.00% 2/1/2033	3,591	3,522
	Santander Holdings USA, Inc. 3.50% 6/7/2024	8,325	8,087
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[1]	5,100	5,048
	Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[1,2]	1,207	1,210
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[1]	1,640	1,520
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[1]	7,763	7,720
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	984
	Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	384
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,4]	1,530	108
	Synchrony Financial 4.375% 3/19/2024	3,640	3,570
	The Allstate Corp. 5.25% 3/30/2033	1,154	1,151

American Funds Insurance Series 165

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	The Bank of Nova Scotia 5.25% 6/12/2028	USD1,370	$1,361
(continued)	The Northwestern Mutual Life Insurance Co. 4.90% 6/12/2028[2]	2,090	2,075
	Toronto-Dominion Bank 1.95% 1/12/2027	1,060	953
	Toronto-Dominion Bank 5.156% 1/10/2028	10,973	10,903
	Travelers Companies, Inc. 2.55% 4/27/2050	623	400
	Travelers Companies, Inc. 5.45% 5/25/2053	163	171
	Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[1]	1,370	1,371
	Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[1]	2,605	2,506
	Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[1]	2,750	2,607
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[1]	1,223	1,224
	U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[1]	2,440	2,335
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[1]	3,119	2,915
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[1]	4,093	4,124
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]	850	811
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]	7,609	6,981
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]	11,200	9,813
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[1,2]	6,623	5,693
	UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[1,2]	1,265	1,271
	UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]	1,202	1,014
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	6,916	6,159
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[1,2]	877	665
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	7,869	6,369
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[1,2]	3,000	2,338
	UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[1,2]	10,507	10,770
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[1,2]	5,000	5,997
	UBS Group AG 5.959% 1/12/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 1/12/2033)[1,2]	370	368
	UniCredit SpA 4.625% 4/12/2027[2]	1,395	1,326
	UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	16,130	14,675
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	411
	Wells Fargo & Company 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[1]	20,480	19,510
	Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[1]	3,524	3,409
	Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	6,615	6,181
	Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[1]	678	605
	Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[1]	13,490	13,197
	Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[1]	4,180	3,579
	Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[1]	3,820	3,666
	Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[1]	19,316	19,202
	Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	5,759	5,055
	Willis North America, Inc. 4.65% 6/15/2027	930	904

			1,123,863

Utilities	AEP Texas, Inc. 3.45% 5/15/2051	1,380	984
4.32%	AEP Transmission Co., LLC 5.40% 3/15/2053	500	515
	Alabama Power Co. 3.00% 3/15/2052	3,697	2,501
	Alfa Desarrollo SpA 4.55% 9/27/2051[2]	1,000	735
	Ameren Illinois Co. 4.50% 3/15/2049	2,875	2,623
	Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	468
	Berkshire Hathaway Energy Company 4.50% 2/1/2045	5,895	5,048
	Berkshire Hathaway Energy Company 4.60% 5/1/2053	1,722	1,477
	Comision Federal de Electricidad 4.688% 5/15/2029[2]	3,655	3,294
	Consumers Energy Co. 4.625% 5/15/2033	3,500	3,408
	Consumers Energy Co. 3.75% 2/15/2050	5,625	4,489
	Consumers Energy Co. 3.10% 8/15/2050	4,123	2,919
	DTE Electric Co. 5.20% 4/1/2033	215	218

166 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Duke Energy Carolinas, LLC 5.35% 1/15/2053	USD332	$337
(continued)	Duke Energy Corp. 3.75% 4/15/2024	3,826	3,773
	Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,244
	Duke Energy Florida, LLC 3.00% 12/15/2051	293	201
	Duke Energy Florida, LLC 5.95% 11/15/2052	575	628
	Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,546
	Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,429
	Duke Energy Progress, LLC 2.50% 8/15/2050	644	401
	Edison International 4.95% 4/15/2025	175	171
	Edison International 5.75% 6/15/2027	3,181	3,183
	Edison International 4.125% 3/15/2028	3,644	3,404
	Edison International 5.25% 11/15/2028	4,350	4,236
	Edison International 6.95% 11/15/2029	2,060	2,169
	Electricité de France SA 5.70% 5/23/2028[2]	675	674
	Electricité de France SA 6.25% 5/23/2033[2]	2,000	2,034
	Electricité de France SA 6.90% 5/23/2053[2]	2,475	2,567
	Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	1,025	1,054
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	EUR2,800	2,473
	Emera US Finance, LP 0.833% 6/15/2024	USD600	568
	Emera US Finance, LP 2.639% 6/15/2031	4,400	3,516
	Enel SpA 8.75% 9/24/2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	1,000	999
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[2]	1,310	1,214
	Entergy Louisiana, LLC 4.20% 9/1/2048	6,325	5,300
	Entergy Louisiana, LLC 4.75% 9/15/2052	1,255	1,154
	Eversource Energy 3.80% 12/1/2023	5,000	4,965
	FirstEnergy Corp. 1.60% 1/15/2026	20,066	18,214
	FirstEnergy Corp. 2.65% 3/1/2030	12,524	10,574
	FirstEnergy Corp. 2.25% 9/1/2030	13,707	11,136
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	12,178	11,578
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[2]	4,000	3,524
	Florida Power & Light Company 5.05% 4/1/2028	2,650	2,672
	Florida Power & Light Company 4.40% 5/15/2028	1,655	1,625
	Florida Power & Light Company 2.45% 2/3/2032	1,844	1,553
	Florida Power & Light Company 5.10% 4/1/2033	7,431	7,544
	Florida Power & Light Company 4.80% 5/15/2033	1,085	1,078
	Florida Power & Light Company 2.875% 12/4/2051	8,109	5,616
	Georgia Power Co. 4.65% 5/16/2028	1,500	1,471
	Georgia Power Co. 4.95% 5/17/2033	4,000	3,950
	Georgia Power Co. 3.70% 1/30/2050	275	211
	Israel Electric Corp., Ltd. 4.25% 8/14/2028[2]	10,190	9,512
	Israel Electric Corp., Ltd. 3.75% 2/22/2032[2]	340	291
	Jersey Central Power & Light Co. 2.75% 3/1/2032[2]	525	434
	Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[2]	425	402
	Mississippi Power Co. 4.25% 3/15/2042	5,020	4,187
	Monongahela Power Co. 3.55% 5/15/2027[2]	1,700	1,595
	NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053	1,440	1,388
	NiSource, Inc. 5.40% 6/30/2033	2,150	2,154
	Northern States Power Co. 5.10% 5/15/2053	1,747	1,722
	Oncor Electric Delivery Company, LLC 4.55% 9/15/2032	205	199
	Pacific Gas and Electric Co. 3.40% 8/15/2024	2,000	1,936
	Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	25,572
	Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	9,944
	Pacific Gas and Electric Co. 3.30% 3/15/2027	5,645	5,128
	Pacific Gas and Electric Co. 3.30% 12/1/2027	12,289	10,784
	Pacific Gas and Electric Co. 3.75% 7/1/2028	13,075	11,727
	Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,312
	Pacific Gas and Electric Co. 6.10% 1/15/2029	3,760	3,702

American Funds Insurance Series 167

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Pacific Gas and Electric Co. 4.55% 7/1/2030	USD35,299	$31,973
(continued)	Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	16,925
	Pacific Gas and Electric Co. 6.40% 6/15/2033	10,641	10,590
	Pacific Gas and Electric Co. 3.30% 8/1/2040	9,898	6,682
	Pacific Gas and Electric Co. 3.75% 8/15/2042	106	73
	Pacific Gas and Electric Co. 4.75% 2/15/2044	336	261
	Pacific Gas and Electric Co. 3.50% 8/1/2050	14,919	9,510
	Pacific Gas and Electric Co. 6.75% 1/15/2053	625	618
	Public Service Company of Colorado 2.70% 1/15/2051	2,472	1,568
	Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,438
	Public Service Electric and Gas Co. 1.90% 8/15/2031	775	623
	Public Service Electric and Gas Co. 3.10% 3/15/2032	5,012	4,385
	Puget Energy, Inc. 3.65% 5/15/2025	300	287
	Southern California Edison Co. 4.90% 6/1/2026	1,375	1,356
	Southern California Edison Co. 5.30% 3/1/2028	455	455
	Southern California Edison Co. 4.20% 3/1/2029	11,000	10,465
	Southern California Edison Co. 2.85% 8/1/2029	8,200	7,173
	Southern California Edison Co. 2.50% 6/1/2031	5,149	4,286
	Southern California Edison Co. 5.95% 11/1/2032	1,100	1,152
	Southern California Edison Co. 5.75% 4/1/2035	4,549	4,627
	Southern California Edison Co. 5.35% 7/15/2035	6,450	6,312
	Southern California Edison Co. 5.625% 2/1/2036	7,051	6,993
	Southern California Edison Co. 5.55% 1/15/2037	3,844	3,753
	Southern California Edison Co. 5.95% 2/1/2038	5,121	5,274
	Southern California Edison Co. 3.60% 2/1/2045	2,717	2,002
	Southern California Edison Co. 4.00% 4/1/2047	9,402	7,479
	Southern California Edison Co. 3.65% 2/1/2050	14,600	10,880
	Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,211
	Southwestern Electric Power Co. 3.25% 11/1/2051	2,270	1,527
	The Cleveland Electric Illuminating Co. 3.50% 4/1/2028[2]	2,400	2,202
	The Connecticut Light and Power Co. 2.05% 7/1/2031	1,775	1,447
	Union Electric Co. 2.15% 3/15/2032	3,175	2,544
	Virginia Electric & Power 2.30% 11/15/2031	1,700	1,381
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,102
	Wisconsin Power and Light Co. 1.95% 9/16/2031	525	417
	Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	816
	Wisconsin Public Service Corp. 2.85% 12/1/2051	375	248
	Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,406
	Xcel Energy, Inc. 1.75% 3/15/2027	5,660	5,017
	Xcel Energy, Inc. 2.60% 12/1/2029	1,725	1,475
	Xcel Energy, Inc. 4.60% 6/1/2032	4,600	4,347

			454,934

Health care	Amgen, Inc. 5.507% 3/2/2026	725	724
4.04%	Amgen, Inc. 5.15% 3/2/2028	5,326	5,325
	Amgen, Inc. 4.05% 8/18/2029	7,760	7,363
	Amgen, Inc. 2.45% 2/21/2030	5,131	4,402
	Amgen, Inc. 5.25% 3/2/2030	2,854	2,862
	Amgen, Inc. 4.20% 3/1/2033	8,502	7,940
	Amgen, Inc. 5.25% 3/2/2033	8,192	8,206
	Amgen, Inc. 5.60% 3/2/2043	2,565	2,575
	Amgen, Inc. 4.875% 3/1/2053	4,565	4,203
	Amgen, Inc. 5.65% 3/2/2053	5,331	5,403
	Amgen, Inc. 4.40% 2/22/2062	196	161
	Amgen, Inc. 5.75% 3/2/2063	3,260	3,310
	AstraZeneca Finance, LLC 1.75% 5/28/2028	1,429	1,239
	AstraZeneca Finance, LLC 4.90% 3/3/2030	1,760	1,764
	AstraZeneca Finance, LLC 2.25% 5/28/2031	1,159	979
	AstraZeneca Finance, LLC 4.875% 3/3/2033	2,520	2,557

168 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	AstraZeneca PLC 4.00% 1/17/2029	USD5,920	$5,713
(continued)	Bausch Health Companies, Inc. 4.875% 6/1/2028[2]	830	495
	Baxter International, Inc. 2.539% 2/1/2032	3,906	3,166
	Centene Corp. 4.25% 12/15/2027	14,860	13,908
	Centene Corp. 2.45% 7/15/2028	12,410	10,620
	Centene Corp. 4.625% 12/15/2029	14,945	13,769
	Centene Corp. 3.375% 2/15/2030	15,718	13,523
	Centene Corp. 2.50% 3/1/2031	8,550	6,827
	Centene Corp. 2.625% 8/1/2031	2,510	2,003
	CVS Health Corp. 5.125% 2/21/2030	1,720	1,709
	CVS Health Corp. 5.25% 1/30/2031	960	957
	CVS Health Corp. 5.25% 2/21/2033	2,122	2,115
	CVS Health Corp. 5.30% 6/1/2033	2,393	2,390
	CVS Health Corp. 5.625% 2/21/2053	895	890
	CVS Health Corp. 5.875% 6/1/2053	677	695
	CVS Health Corp. 6.00% 6/1/2063	1,525	1,571
	Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,459
	Elevance Health, Inc. 4.10% 5/15/2032	7,996	7,457
	Elevance Health, Inc. 4.75% 2/15/2033	1,128	1,096
	Elevance Health, Inc. 4.55% 5/15/2052	271	242
	Elevance Health, Inc. 5.125% 2/15/2053	784	761
	Eli Lilly and Co. 3.375% 3/15/2029	1,035	973
	Eli Lilly and Co. 4.70% 2/27/2033	5,162	5,232
	Eli Lilly and Co. 4.875% 2/27/2053	1,103	1,134
	Eli Lilly and Co. 4.95% 2/27/2063	144	147
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	4,895	4,957
	GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,145	1,176
	GE HealthCare Technologies, Inc. 5.905% 11/22/2032	7,896	8,264
	GE HealthCare Technologies, Inc. 6.377% 11/22/2052	375	418
	HCA, Inc. 5.20% 6/1/2028	4,165	4,134
	HCA, Inc. 2.375% 7/15/2031	2,233	1,787
	HCA, Inc. 3.625% 3/15/2032[2]	2,400	2,084
	HCA, Inc. 4.625% 3/15/2052[2]	226	186
	Johnson & Johnson 0.95% 9/1/2027	12,708	11,116
	Johnson & Johnson 2.10% 9/1/2040	670	472
	Johnson & Johnson 2.25% 9/1/2050	1,758	1,166
	Laboratory Corporation of America Holdings 1.55% 6/1/2026	773	691
	Laboratory Corporation of America Holdings 4.70% 2/1/2045	3,975	3,450
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	1,485	1,456
	Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,772
	Merck & Co., Inc. 4.90% 5/17/2044	380	381
	Merck & Co., Inc. 2.75% 12/10/2051	808	558
	Merck & Co., Inc. 5.00% 5/17/2053	895	907
	Merck & Co., Inc. 5.15% 5/17/2063	1,091	1,115
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,352
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	4,442	4,427
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,747	3,899
	Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	1,558	1,243
	Roche Holdings, Inc. 1.93% 12/13/2028[2]	7,545	6,556
	Roche Holdings, Inc. 2.076% 12/13/2031[2]	12,562	10,357
	Roche Holdings, Inc. 2.607% 12/13/2051[2]	645	438
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	13,390	12,577
	Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/2023	260	260
	Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	45,000	45,649
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	68,853	61,782
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	26,452
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	46,666	30,741
	UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,268
	UnitedHealth Group, Inc. 4.00% 5/15/2029	2,231	2,134
	UnitedHealth Group, Inc. 2.00% 5/15/2030	466	393
	UnitedHealth Group, Inc. 4.20% 5/15/2032	2,739	2,616

American Funds Insurance Series 169

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	UnitedHealth Group, Inc. 3.05% 5/15/2041	USD1,300	$1,006
(continued)	UnitedHealth Group, Inc. 4.25% 6/15/2048	960	847
	UnitedHealth Group, Inc. 3.25% 5/15/2051	572	427
	UnitedHealth Group, Inc. 4.75% 5/15/2052	1,400	1,329
	UnitedHealth Group, Inc. 4.95% 5/15/2062	69	66
	UnitedHealth Group, Inc. 6.05% 2/15/2063	140	158
	Zoetis, Inc. 5.60% 11/16/2032	1,063	1,112

			426,044

Consumer	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	168
discretionary	Allied Universal Holdco, LLC 4.625% 6/1/2028[2]	335	284
3.63%	Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,373
	Amazon.com, Inc. 3.45% 4/13/2029	600	565
	Amazon.com, Inc. 2.875% 5/12/2041	650	502
	Amazon.com, Inc. 3.10% 5/12/2051	5,705	4,262
	Amazon.com, Inc. 3.95% 4/13/2052	1,635	1,426
	Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,972
	Amazon.com, Inc. 4.10% 4/13/2062	470	405
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[2]	255	215
	Bath & Body Works, Inc. 6.875% 11/1/2035	740	678
	BMW US Capital, LLC 3.45% 4/1/2027[2]	1,075	1,020
	BMW US Capital, LLC 3.70% 4/1/2032[2]	1,350	1,246
	Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[2]	3,015	2,953
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]	4,950	4,662
	Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[2]	1,750	1,684
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[2]	3,567	3,374
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]	3,230	2,798
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	9,625	7,825
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,870	3,767
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,542	17,182
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,080	35,721
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,790	3,391
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	6,289	6,438
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	882
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	4,205	3,904
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	6,298	6,439
	General Motors Company 6.125% 10/1/2025	23,743	23,914
	General Motors Company 5.40% 10/15/2029	781	762
	General Motors Company 5.40% 4/1/2048	5,200	4,473
	General Motors Financial Co., Inc. 1.05% 3/8/2024	4,200	4,063
	General Motors Financial Co., Inc. 4.35% 4/9/2025	11,358	11,068
	General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	5,934
	General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	8,715
	General Motors Financial Co., Inc. 2.40% 4/10/2028	13,909	12,001
	General Motors Financial Co., Inc. 5.80% 6/23/2028	2,595	2,586
	General Motors Financial Co., Inc. 2.40% 10/15/2028	464	393
	General Motors Financial Co., Inc. 3.60% 6/21/2030	465	402
	General Motors Financial Co., Inc. 2.35% 1/8/2031	6,075	4,763
	General Motors Financial Co., Inc. 2.70% 6/10/2031	5,495	4,386
	General Motors Financial Co., Inc. 6.40% 1/9/2033	2,455	2,497
	Grand Canyon University 4.125% 10/1/2024	4,190	3,969
	Hanesbrands, Inc. 9.00% 2/15/2031[2]	528	533
	Home Depot, Inc. 2.95% 6/15/2029	4,641	4,228
	Home Depot, Inc. 4.50% 12/6/2048	1,915	1,776
	Hyundai Capital America 1.25% 9/18/2023[2]	3,150	3,120
	Hyundai Capital America 0.875% 6/14/2024[2]	380	363
	Hyundai Capital America 3.40% 6/20/2024[2]	8,180	7,978
	Hyundai Capital America 1.00% 9/17/2024[2]	2,750	2,587
	Hyundai Capital America 2.65% 2/10/2025[2]	12,372	11,732

170 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Hyundai Capital America 1.80% 10/15/2025[2]	USD13,274	$12,114
discretionary	Hyundai Capital America 1.30% 1/8/2026[2]	6,000	5,371
(continued)	Hyundai Capital America 5.50% 3/30/2026[2]	705	699
	Hyundai Capital America 1.50% 6/15/2026[2]	7,475	6,624
	Hyundai Capital America 1.65% 9/17/2026[2]	7,275	6,414
	Hyundai Capital America 3.00% 2/10/2027[2]	9,000	8,211
	Hyundai Capital America 2.375% 10/15/2027[2]	7,543	6,605
	Hyundai Capital America 1.80% 1/10/2028[2]	5,965	5,033
	Hyundai Capital America 5.60% 3/30/2028[2]	1,385	1,379
	Hyundai Capital America 2.00% 6/15/2028[2]	5,775	4,860
	Hyundai Capital America 5.68% 6/26/2028[2]	2,590	2,571
	Hyundai Capital America 2.10% 9/15/2028[2]	3,010	2,525
	Hyundai Capital America 5.80% 4/1/2030[2]	2,398	2,416
	Hyundai Capital America 5.70% 6/26/2030[2]	1,555	1,546
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[2]	3,695	3,297
	KIA Corp. 2.375% 2/14/2025[2]	1,580	1,499
	Marriott International, Inc. 5.75% 5/1/2025	190	191
	Marriott International, Inc. 5.00% 10/15/2027	4,470	4,438
	Marriott International, Inc. 4.90% 4/15/2029	1,073	1,044
	McDonald’s Corp. 2.125% 3/1/2030	2,482	2,113
	McDonald’s Corp. 3.60% 7/1/2030	1,014	944
	McDonald’s Corp. 4.60% 9/9/2032	542	537
	McDonald’s Corp. 4.45% 3/1/2047	3,535	3,183
	McDonald’s Corp. 3.625% 9/1/2049	2,938	2,320
	McDonald’s Corp. 5.15% 9/9/2052	509	508
	Meituan 3.05% 10/28/2030[2]	3,200	2,537
	Nissan Motor Acceptance Corp. 2.75% 3/9/2028[2]	3,167	2,605
	Nissan Motor Co., Ltd. 3.043% 9/15/2023[2]	240	238
	Sands China, Ltd. 2.80% 3/8/2027	2,368	2,057
	Starbucks Corp. 3.75% 12/1/2047	3,785	2,989
	Stellantis Finance US, Inc. 1.711% 1/29/2027[2]	5,486	4,810
	Stellantis Finance US, Inc. 5.625% 1/12/2028[2]	825	833
	Stellantis Finance US, Inc. 2.691% 9/15/2031[2]	5,119	4,093
	Stellantis Finance US, Inc. 6.375% 9/12/2032[2]	8,490	8,672
	Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,561
	Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,586
	Travel + Leisure Co. 6.625% 7/31/2026[2]	675	671
	Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[2]	15,000	14,913
	Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[2]	546	527
	Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[2]	2,636	2,526
	Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[2]	2,550	2,184
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[2]	410	368

			382,991

Communication	AT&T, Inc. 1.70% 3/25/2026	18,913	17,246
services	AT&T, Inc. 1.65% 2/1/2028	4,700	4,042
2.99%	AT&T, Inc. 4.30% 2/15/2030	15,940	15,138
	AT&T, Inc. 2.55% 12/1/2033	12,748	10,018
	AT&T, Inc. 5.40% 2/15/2034	2,749	2,755
	CCO Holdings, LLC 5.125% 5/1/2027[2]	4,800	4,475
	CCO Holdings, LLC 4.75% 2/1/2032[2]	1,265	1,033
	CCO Holdings, LLC 4.25% 1/15/2034[2]	3,875	2,933
	Charter Communications Operating, LLC 2.25% 1/15/2029	1,351	1,126
	Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	4,876
	Charter Communications Operating, LLC 4.40% 4/1/2033	1,947	1,710
	Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,284
	Charter Communications Operating, LLC 5.25% 4/1/2053	835	675
	Comcast Corp. 3.15% 2/15/2028	7,200	6,718
	Comcast Corp. 4.55% 1/15/2029	1,610	1,582

American Funds Insurance Series 171

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	Comcast Corp. 4.80% 5/15/2033	USD5,196	$5,144
services	Comcast Corp. 2.887% 11/1/2051	554	372
(continued)	Comcast Corp. 5.35% 5/15/2053	7,617	7,741
	Comcast Corp. 5.50% 5/15/2064	250	254
	Lumen Technologies, Inc. 4.00% 2/15/2027[2]	6,756	5,042
	Meta Platforms, Inc. 4.45% 8/15/2052	3,775	3,285
	Netflix, Inc. 4.875% 4/15/2028	23,259	23,025
	Netflix, Inc. 5.875% 11/15/2028	29,921	30,977
	Netflix, Inc. 6.375% 5/15/2029	5,078	5,377
	Netflix, Inc. 5.375% 11/15/2029[2]	15,600	15,673
	Netflix, Inc. 4.875% 6/15/2030[2]	18,665	18,385
	News Corp. 5.125% 2/15/2032[2]	1,300	1,187
	SBA Tower Trust 1.631% 11/15/2026[2]	6,741	5,823
	Sirius XM Radio, Inc. 4.00% 7/15/2028[2]	675	587
	Sprint Corp. 7.625% 2/15/2025	6,665	6,814
	Tencent Holdings, Ltd. 2.39% 6/3/2030[2]	10,000	8,313
	T-Mobile USA, Inc. 3.50% 4/15/2025	3,275	3,150
	T-Mobile USA, Inc. 2.25% 2/15/2026	2,388	2,196
	T-Mobile USA, Inc. 2.625% 4/15/2026	9,691	8,990
	T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,735
	T-Mobile USA, Inc. 4.95% 3/15/2028	705	694
	T-Mobile USA, Inc. 4.80% 7/15/2028	175	171
	T-Mobile USA, Inc. 2.625% 2/15/2029	3,117	2,710
	T-Mobile USA, Inc. 2.40% 3/15/2029	1,224	1,053
	T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,148
	T-Mobile USA, Inc. 2.875% 2/15/2031	17,956	15,194
	T-Mobile USA, Inc. 5.05% 7/15/2033	2,137	2,099
	T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,536
	Verizon Communications, Inc. 4.329% 9/21/2028	1,539	1,484
	Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,218
	Verizon Communications, Inc. 2.55% 3/21/2031	7,535	6,293
	Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,233
	Verizon Communications, Inc. 3.40% 3/22/2041	1,085	838
	Verizon Communications, Inc. 3.55% 3/22/2051	1,520	1,135
	Verizon Communications, Inc. 3.875% 3/1/2052	3,155	2,491
	Vodafone Group PLC 4.25% 9/17/2050	3,050	2,450
	WarnerMedia Holdings, Inc. 3.428% 3/15/2024	6,552	6,435
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,056	2,949
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	7,031	6,561
	WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,316	1,204
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	2,152	1,909
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	719	606
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	7,158	5,833
	WarnerMedia Holdings, Inc. 5.391% 3/15/2062	577	471
	ZipRecruiter, Inc. 5.00% 1/15/2030[2]	1,500	1,279

			314,675

Industrials	ADT Security Corp. 4.125% 8/1/2029[2]	510	441
2.85%	Air Lease Corp. 0.80% 8/18/2024	3,175	2,992
	Air Lease Corp. 2.875% 1/15/2026	10,172	9,416
	Air Lease Corp. 2.20% 1/15/2027	4,341	3,853
	Air Lease Corp. 5.30% 2/1/2028	3,725	3,658
	Air Lease Corp. 2.10% 9/1/2028	2,450	2,037
	Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[2]	12,514	12,144
	Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[2]	8,333	7,412
	Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[2]	3,302	3,079
	Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[2]	8,000	7,135
	Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[2]	2,142	1,808

172 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)	BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[1]	USD1,680	$1,629
	Boeing Co. 1.95% 2/1/2024	5,206	5,088
	Boeing Co. 2.80% 3/1/2024	500	490
	Boeing Co. 4.875% 5/1/2025	31,897	31,454
	Boeing Co. 2.75% 2/1/2026	17,427	16,236
	Boeing Co. 2.196% 2/4/2026	18,147	16,663
	Boeing Co. 3.10% 5/1/2026	649	610
	Boeing Co. 2.70% 2/1/2027	6,473	5,920
	Boeing Co. 5.04% 5/1/2027	14,350	14,182
	Boeing Co. 3.25% 2/1/2028	10,801	9,924
	Boeing Co. 3.25% 3/1/2028	1,925	1,753
	Boeing Co. 5.15% 5/1/2030	41,174	40,803
	Boeing Co. 3.625% 2/1/2031	877	790
	Boeing Co. 3.90% 5/1/2049	1,411	1,080
	Boeing Co. 5.805% 5/1/2050	4,836	4,822
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,982	1,782
	Canadian Pacific Railway Co. 3.10% 12/2/2051	2,286	1,625
	Carrier Global Corp. 3.377% 4/5/2040	14,710	11,304
	CK Hutchison International (23), Ltd. 4.75% 4/21/2028[2]	1,260	1,247
	CSX Corp. 4.10% 11/15/2032	6,195	5,865
	CSX Corp. 4.50% 11/15/2052	6,670	6,033
	General Dynamics Corp. 3.75% 5/15/2028	479	459
	General Dynamics Corp. 3.625% 4/1/2030	387	365
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[2]	2,690	2,519
	Norfolk Southern Corp. 4.55% 6/1/2053	2,359	2,134
	Northrop Grumman Corp. 3.25% 1/15/2028	10,845	10,121
	Northrop Grumman Corp. 4.70% 3/15/2033	4,259	4,182
	Northrop Grumman Corp. 4.95% 3/15/2053	2,459	2,398
	Raytheon Technologies Corp. 3.125% 5/4/2027	4,551	4,266
	Raytheon Technologies Corp. 4.125% 11/16/2028	4,974	4,794
	Raytheon Technologies Corp. 2.375% 3/15/2032	451	370
	Raytheon Technologies Corp. 5.15% 2/27/2033	3,359	3,406
	Raytheon Technologies Corp. 2.82% 9/1/2051	665	447
	Raytheon Technologies Corp. 3.03% 3/15/2052	1,190	838
	Republic Services, Inc. 2.375% 3/15/2033	1,635	1,331
	Republic Services, Inc. 5.00% 4/1/2034	15	15
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[2]	2,550	2,018
	The Dun & Bradstreet Corp. 5.00% 12/15/2029[2]	2,798	2,470
	Triton Container International, Ltd. 1.15% 6/7/2024[2]	1,609	1,526
	Triton Container International, Ltd. 3.15% 6/15/2031[2]	2,482	1,912
	Union Pacific Corp. 2.15% 2/5/2027	2,213	2,023
	Union Pacific Corp. 2.40% 2/5/2030	4,454	3,875
	Union Pacific Corp. 2.375% 5/20/2031	2,298	1,945
	Union Pacific Corp. 2.80% 2/14/2032	5,244	4,528
	Union Pacific Corp. 3.25% 2/5/2050	7,000	5,239
	Union Pacific Corp. 2.95% 3/10/2052	1,405	977
	United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,463
	Waste Management, Inc. 1.50% 3/15/2031	419	334
	Waste Management, Inc. 4.15% 4/15/2032	688	656

			300,886

Energy	Antero Resources Corp. 5.375% 3/1/2030[2]	280	259
2.41%	Apache Corp. 4.625% 11/15/2025	645	624
	Apache Corp. 4.25% 1/15/2030	2,465	2,198
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,024
	BP Capital Markets America, Inc. 4.893% 9/11/2033	5,605	5,550
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	703
	Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,732

American Funds Insurance Series 173

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Cenovus Energy, Inc. 4.25% 4/15/2027	USD13,613	$13,027
(continued)	Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,398
	Cenovus Energy, Inc. 5.25% 6/15/2037	770	710
	Cenovus Energy, Inc. 5.40% 6/15/2047	14,816	13,434
	Cenovus Energy, Inc. 3.75% 2/15/2052	594	421
	Cheniere Energy Partners, LP 3.25% 1/31/2032	937	772
	Chevron Corp. 2.954% 5/16/2026	3,365	3,204
	Chevron Corp. 3.078% 5/11/2050	692	516
	Civitas Resources, Inc. 8.75% 7/1/2031[2]	1,400	1,421
	ConocoPhillips Co. 3.80% 3/15/2052	466	378
	ConocoPhillips Co. 5.30% 5/15/2053	5,888	5,994
	Devon Energy Corp. 4.50% 1/15/2030	5,197	4,898
	DT Midstream, Inc. 4.125% 6/15/2029[2]	555	488
	Ecopetrol SA 4.625% 11/2/2031	270	209
	Ecopetrol SA 8.875% 1/13/2033	15,110	14,975
	Enbridge, Inc. 4.00% 10/1/2023	1,500	1,494
	Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[1]	500	384
	Energy Transfer, LP (3-month USD-LIBOR + 4.028%) 9.349% junior subordinated perpetual bonds[3]	7,850	7,055
	EQT Corp. 5.70% 4/1/2028	1,223	1,208
	EQT Corp. 7.25% 2/1/2030[1]	7,500	7,859
	Equinor ASA 3.625% 9/10/2028	4,928	4,706
	Equinor ASA 3.125% 4/6/2030	20,000	18,327
	Equinor ASA 3.25% 11/18/2049	5,687	4,276
	Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,423
	Exxon Mobil Corp. 2.61% 10/15/2030	1,040	914
	Kinder Morgan, Inc. 5.20% 6/1/2033	2,169	2,103
	Occidental Petroleum Corp. 8.875% 7/15/2030	4,345	4,998
	Odebrecht Drilling Services, LLC 7.50% 6/15/2030[2]	6	6
	Odebrecht Oil & Gas Finance, Ltd. 0% 12/31/2079[2]	1,150	3
	Oleoducto Central SA 4.00% 7/14/2027[2]	1,715	1,504
	Oleoducto Central SA 4.00% 7/14/2027	350	307
	Petroleos Mexicanos 4.875% 1/18/2024	1,563	1,537
	Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,807
	Petroleos Mexicanos 6.49% 1/23/2027	20,653	18,369
	Petroleos Mexicanos 6.50% 3/13/2027	31,829	28,343
	Petroleos Mexicanos 6.50% 1/23/2029	3,139	2,605
	Petroleos Mexicanos 8.75% 6/2/2029	5,805	5,257
	Petroleos Mexicanos 5.95% 1/28/2031	847	619
	Petroleos Mexicanos 6.70% 2/16/2032	10,538	8,022
	Qatar Energy 2.25% 7/12/2031[2]	22,020	18,496
	Qatar Energy 3.30% 7/12/2051[2]	2,185	1,608
	Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	5,148	5,141
	Shell International Finance BV 3.875% 11/13/2028	9,410	9,109
	Shell International Finance BV 2.75% 4/6/2030	1,186	1,060
	Southwestern Energy Co. 5.70% 1/23/2025[1]	495	493
	Total Capital Canada, Ltd. 2.75% 7/15/2023	2,140	2,138
	TotalEnergies Capital International SA 3.455% 2/19/2029	885	824
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	1,578	1,467
	Western Midstream Operating, LP 3.35% 2/1/2025[1]	2,782	2,662
	Western Midstream Operating, LP 4.30% 2/1/2030[1]	2,202	1,979
	Western Midstream Operating, LP 5.50% 2/1/2050[1]	3,079	2,527
	Williams Companies, Inc. 4.50% 11/15/2023	500	498
	Williams Companies, Inc. 4.30% 3/4/2024	595	588

			253,651

174 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples	7-Eleven, Inc. 1.80% 2/10/2031[2]	USD2,923	$2,313
1.50%	7-Eleven, Inc. 2.80% 2/10/2051[2]	5,000	3,174
	Altria Group, Inc. 4.40% 2/14/2026	4,585	4,489
	Altria Group, Inc. 4.50% 5/2/2043	1,585	1,262
	Altria Group, Inc. 5.95% 2/14/2049	3,184	3,026
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	7,500	7,472
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,974
	Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050	1,355	1,251
	BAT Capital Corp. 3.557% 8/15/2027	9,271	8,531
	BAT Capital Corp. 2.259% 3/25/2028	2,353	2,018
	BAT Capital Corp. 4.742% 3/16/2032	2,675	2,441
	BAT Capital Corp. 4.39% 8/15/2037	812	650
	BAT Capital Corp. 4.54% 8/15/2047	11,017	8,119
	BAT Capital Corp. 4.758% 9/6/2049	15,972	12,074
	BAT Capital Corp. 5.65% 3/16/2052	120	104
	BAT International Finance PLC 3.95% 6/15/2025[2]	16,879	16,262
	BAT International Finance PLC 1.668% 3/25/2026	4,070	3,661
	BAT International Finance PLC 4.448% 3/16/2028	2,925	2,763
	Conagra Brands, Inc. 5.30% 11/1/2038	436	419
	Conagra Brands, Inc. 5.40% 11/1/2048	37	35
	Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,105
	Constellation Brands, Inc. 4.35% 5/9/2027	890	868
	Constellation Brands, Inc. 2.875% 5/1/2030	620	538
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,216
	Constellation Brands, Inc. 4.75% 5/9/2032	2,284	2,218
	Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,759
	H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,489
	Imperial Brands Finance PLC 6.125% 7/27/2027[2]	1,605	1,609
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,632
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	513
	JBS USA Lux SA 2.50% 1/15/2027[2]	3,491	3,061
	JBS USA Lux SA 3.00% 2/2/2029[2]	2,709	2,304
	JBS USA Lux SA 5.50% 1/15/2030[2]	435	418
	JBS USA Lux SA 3.625% 1/15/2032[2]	1,430	1,162
	JBS USA Lux SA 3.00% 5/15/2032[2]	3,430	2,636
	JBS USA Lux SA 5.75% 4/1/2033[2]	3,164	2,977
	PepsiCo, Inc. 1.95% 10/21/2031	6,354	5,262
	Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,491
	Philip Morris International, Inc. 5.125% 2/15/2030	982	972
	Philip Morris International, Inc. 5.375% 2/15/2033	2,435	2,431
	Philip Morris International, Inc. 4.125% 3/4/2043	4,117	3,365
	Philip Morris International, Inc. 4.875% 11/15/2043	5,088	4,553
	Reynolds American, Inc. 4.45% 6/12/2025	14,570	14,165
	Reynolds American, Inc. 5.85% 8/15/2045	1,395	1,242
	Walmart, Inc. 4.10% 4/15/2033	2,800	2,720
	Walmart, Inc. 4.50% 4/15/2053	1,277	1,246

			157,990

Real estate	American Tower Corp. 3.65% 3/15/2027	1,375	1,289
0.78%	Boston Properties, LP 2.45% 10/1/2033	1,335	963
	Boston Properties, LP 6.50% 1/15/2034	10,849	10,925
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[2]	395	329
	Corporate Office Properties, LP 2.00% 1/15/2029	1,139	869
	Corporate Office Properties, LP 2.75% 4/15/2031	1,547	1,177
	Corporate Office Properties, LP 2.90% 12/1/2033	564	392
	Crown Castle, Inc. 5.00% 1/11/2028	4,922	4,836
	Equinix, Inc. 2.90% 11/18/2026	2,762	2,535
	Equinix, Inc. 3.20% 11/18/2029	2,146	1,887
	Equinix, Inc. 2.50% 5/15/2031	5,155	4,202

American Funds Insurance Series 175

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate	Equinix, Inc. 3.90% 4/15/2032	USD1,155	$1,038
(continued)	Equinix, Inc. 3.40% 2/15/2052	436	305
	FibraSOMA 4.375% 7/22/2031[2]	1,475	1,105
	Howard Hughes Corp. 4.375% 2/1/2031[2]	675	539
	Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	767	653
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,333	1,023
	Iron Mountain, Inc. 4.875% 9/15/2027[2]	1,605	1,518
	Iron Mountain, Inc. 5.25% 3/15/2028[2]	3,500	3,276
	Iron Mountain, Inc. 5.25% 7/15/2030[2]	675	609
	Omega Healthcare Investors, Inc. 4.375% 8/1/2023	186	186
	Piedmont Operating Partnership, LP 4.45% 3/15/2024	1,000	978
	Prologis, LP 4.875% 6/15/2028	1,040	1,031
	Prologis, LP 4.75% 6/15/2033	1,409	1,378
	Prologis, LP 5.125% 1/15/2034	6,175	6,135
	Prologis, LP 5.25% 6/15/2053	117	115
	Public Storage 2.30% 5/1/2031	3,195	2,661
	Scentre Group Trust 1 3.50% 2/12/2025[2]	4,015	3,854
	Service Properties Trust 4.50% 3/15/2025	855	809
	Service Properties Trust 3.95% 1/15/2028	1,710	1,341
	VICI Properties, LP 4.375% 5/15/2025	670	648
	VICI Properties, LP 4.75% 2/15/2028	6,844	6,487
	VICI Properties, LP 4.95% 2/15/2030	5,515	5,178
	VICI Properties, LP 5.125% 5/15/2032	11,766	11,020
	VICI Properties, LP 5.625% 5/15/2052	550	491

			81,782

Information	Analog Devices, Inc. 2.80% 10/1/2041	521	387
technology	Apple, Inc. 4.00% 5/10/2028	2,850	2,805
0.46%	Apple, Inc. 3.35% 8/8/2032	320	299
	Apple, Inc. 4.30% 5/10/2033	1,205	1,199
	Apple, Inc. 2.70% 8/5/2051	7,080	4,938
	Apple, Inc. 3.95% 8/8/2052	3,335	2,942
	Apple, Inc. 4.85% 5/10/2053	3,439	3,527
	Broadcom Corp. 3.875% 1/15/2027	5,966	5,692
	Broadcom, Inc. 4.00% 4/15/2029[2]	1,470	1,359
	Broadcom, Inc. 4.15% 4/15/2032[2]	2,270	2,057
	Broadcom, Inc. 3.469% 4/15/2034[2]	9,934	8,152
	Broadcom, Inc. 3.137% 11/15/2035[2]	847	650
	Intel Corp. 5.20% 2/10/2033	1,353	1,367
	Intel Corp. 5.70% 2/10/2053	231	235
	Intel Corp. 5.90% 2/10/2063	425	439
	Oracle Corp. 1.65% 3/25/2026	4,867	4,419
	Oracle Corp. 3.95% 3/25/2051	4,359	3,298
	Salesforce, Inc. 1.95% 7/15/2031	3,775	3,118
	Salesforce, Inc. 2.70% 7/15/2041	875	644
	Salesforce, Inc. 2.90% 7/15/2051	2,012	1,416

			48,943

Materials	Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,175
0.25%	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	1,225	1,220
	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	2,502	2,487
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	441	440
	Braskem Netherlands Finance BV 7.25% 2/13/2033[2]	700	688
	Celanese US Holdings, LLC 6.165% 7/15/2027	2,875	2,862
	Celanese US Holdings, LLC 6.33% 7/15/2029	297	295
	Celanese US Holdings, LLC 6.379% 7/15/2032	2,200	2,220
	EIDP, Inc. 4.50% 5/15/2026	1,494	1,467
	EIDP, Inc. 4.80% 5/15/2033	4,840	4,741

176 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials	International Flavors & Fragrances, Inc. 2.30% 11/1/2030[2]	USD2,861	$2,269
(continued)	Methanex Corp. 5.125% 10/15/2027	510	475
	Nova Chemicals Corp. 4.25% 5/15/2029[2]	425	347
	Nutrien, Ltd. 4.90% 3/27/2028	567	557
	Nutrien, Ltd. 5.80% 3/27/2053	402	404
	OCI NV 6.70% 3/16/2033[2]	1,350	1,321
	POSCO 5.75% 1/17/2028[2]	745	756
	Rio Tinto Finance (USA) PLC 5.00% 3/9/2033	440	444
	Rio Tinto Finance (USA) PLC 5.125% 3/9/2053	470	474
	South32 Treasury, Ltd. 4.35% 4/14/2032[2]	1,384	1,216

			26,858

Municipals	Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[2]	730	586
0.01%	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[2]	565	436

			1,022

	Total corporate bonds, notes & loans		3,573,639

Mortgage-backed obligations 30.68%
Federal agency	Fannie Mae Pool #AB1068 4.50% 5/1/2025[5]	24	24
mortgage-backed	Fannie Mae Pool #256133 4.50% 1/1/2026[5]	25	24
obligations	Fannie Mae Pool #AR3058 3.00% 1/1/2028[5]	66	64
27.83%	Fannie Mae Pool #AS8018 3.00% 9/1/2031[5]	39	37
	Fannie Mae Pool #BM4741 3.00% 4/1/2032[5]	24	23
	Fannie Mae Pool #913966 6.00% 2/1/2037[5]	34	34
	Fannie Mae Pool #945680 6.00% 9/1/2037[5]	398	413
	Fannie Mae Pool #924866 3.765% 10/1/2037[3,5]	141	137
	Fannie Mae Pool #988588 5.50% 8/1/2038[5]	180	184
	Fannie Mae Pool #889982 5.50% 11/1/2038[5]	851	874
	Fannie Mae Pool #AB1297 5.00% 8/1/2040[5]	186	187
	Fannie Mae Pool #AH8144 5.00% 4/1/2041[5]	790	790
	Fannie Mae Pool #AH9479 5.00% 4/1/2041[5]	739	744
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[5]	160,121	136,785
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[5]	892	897
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[5]	457	459
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[5]	410	413
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[5]	296	298
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[5]	9,604	8,132
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[5]	2,528	2,150
	Fannie Mae Pool #AZ3904 4.00% 5/1/2045[5]	41	39
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[5]	2,688	2,503
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[5]	849	790
	Fannie Mae Pool #BD1968 4.00% 7/1/2046[5]	781	745
	Fannie Mae Pool #BD5477 4.00% 7/1/2046[5]	135	129
	Fannie Mae Pool #BE0592 4.00% 11/1/2046[5]	309	292
	Fannie Mae Pool #MA3058 4.00% 7/1/2047[5]	40	38
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[5]	4,446	4,115
	Fannie Mae Pool #CA0706 4.00% 11/1/2047[5]	86	82
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[5]	2,621	2,574
	Fannie Mae Pool #CA1189 3.50% 2/1/2048[5]	1,327	1,228
	Fannie Mae Pool #BJ5749 4.00% 5/1/2048[5]	16	16
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[5]	6,601	5,885
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[5]	5,313	4,909
	Fannie Mae Pool #FM4891 3.50% 10/1/2048[5]	20,028	18,640
	Fannie Mae Pool #BM4676 4.00% 10/1/2048[5]	12	12
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[5]	702	654
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[5]	1,344	1,201
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[5]	892	798
	Fannie Mae Pool #FM1262 4.00% 7/1/2049[5]	21,572	20,580

American Funds Insurance Series 177

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #FM0007 3.50% 9/1/2049[5]	USD14,432	$13,321
mortgage-backed	Fannie Mae Pool #FM1589 3.50% 9/1/2049[5]	4,208	3,883
obligations	Fannie Mae Pool #FM1954 3.50% 11/1/2049[5]	6,438	5,941
(continued)	Fannie Mae Pool #CA5968 2.50% 6/1/2050[5]	5,920	5,089
	Fannie Mae Pool #FM5507 3.00% 7/1/2050[5]	17,873	16,031
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[5]	6,449	5,767
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[5]	1,990	1,764
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[5]	1,187	1,052
	Fannie Mae Pool #BQ1226 2.00% 9/1/2050[5]	4,344	3,576
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[5]	1	1
	Fannie Mae Pool #FM4256 2.50% 9/1/2050[5]	3,170	2,730
	Fannie Mae Pool #CA7028 2.50% 9/1/2050[5]	1,066	917
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[5]	446	396
	Fannie Mae Pool #CA7325 2.00% 10/1/2050[5]	4,954	4,105
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[5]	302	260
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[5]	1,770	1,568
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[5]	7,177	6,179
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[5]	18,185	16,313
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[5]	12,380	10,192
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[5]	1,213	1,075
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[5]	36,405	29,970
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[5]	5,834	4,802
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[5]	25,937	22,103
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[5]	460	381
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[5]	6,092	5,242
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[5]	4,949	4,100
	Fannie Mae Pool #MA4282 2.50% 3/1/2051[5]	1,495	1,276
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[5]	21,066	17,321
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[5]	32	26
	Fannie Mae Pool #BR6309 2.50% 4/1/2051[5]	4,884	4,162
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[5]	4,224	3,604
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[5]	3,533	3,130
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[5]	435	385
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[5]	19	16
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[5]	591	489
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[5]	343	304
	Fannie Mae Pool #FM7510 3.00% 6/1/2051[5]	232	206
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[5]	516	443
	Fannie Mae Pool #FM8442 2.50% 8/1/2051[5]	8,826	7,527
	Fannie Mae Pool #FS1057 2.50% 8/1/2051[5]	178	152
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[5]	1,589	1,413
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[5]	1,218	1,040
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[5]	3,932	3,484
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[5]	152	125
	Fannie Mae Pool #FM9810 3.00% 11/1/2051[5]	1,130	1,000
	Fannie Mae Pool #MA4493 2.50% 12/1/2051[5]	449	381
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[5]	27	24
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[5]	1,160	1,027
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[5]	20,332	16,627
	Fannie Mae Pool #CB2765 2.00% 2/1/2052[5]	6,672	5,483
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[5]	39,435	35,201
	Fannie Mae Pool #FS1655 4.00% 4/1/2052[5]	330	310
	Fannie Mae Pool #CB3597 3.50% 5/1/2052[5]	496	453
	Fannie Mae Pool #FS3539 3.50% 7/1/2052[5]	1,965	1,793
	Fannie Mae Pool #BW8497 4.50% 9/1/2052[5]	64	62
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[5]	2,785	2,689
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[5]	3,406	3,401
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[5]	3,185	3,182
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[5]	260	267
	Fannie Mae Pool #BX1132 4.50% 11/1/2052[5]	982	945
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[5]	5,901	5,893

178 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #CB5778 6.00% 12/1/2052[5]	USD48		$49
mortgage-backed	Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]	9,171		9,132
obligations	Fannie Mae Pool #BX7779 5.50% 3/1/2053[5]	5,000		4,978
(continued)	Fannie Mae Pool #MA4977 4.50% 4/1/2053[5]	747		718
	Fannie Mae Pool #BY0130 5.50% 4/1/2053[5]	1,000		996
	Fannie Mae Pool #CB6033 6.00% 4/1/2053[5]	22,938		23,211
	Fannie Mae Pool #MA4981 6.50% 4/1/2053[5]	25,614		26,170
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[5]	3,239		3,178
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]	7,149		7,119
	Fannie Mae Pool #BY1592 5.50% 5/1/2053[5]	1,000		996
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[5]	9,145		9,229
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]	12,621		12,568
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[5]	8,170		8,152
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[5]	4,820		4,864
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[5]	2,981		3,021
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[5]	2,128		2,153
	Fannie Mae Pool #FS4652 6.50% 6/1/2053[5]	1,723		1,761
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[5]	52,841		51,807
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]	16,468		16,398
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[5]	11,371		10,434
	Fannie Mae Pool #BF0264 3.50% 5/1/2058[5]	8,601		7,850
	Fannie Mae Pool #BF0332 3.00% 1/1/2059[5]	18,456		16,314
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[5]	21,551		18,412
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[5]	1,285		1,240
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[3,5]	–	[6]	–	[6]
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[5]	6		6
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[5]	17		18
	Fannie Mae, Series 2002-W1, Class 2A, 4.782% 2/25/2042[3,5]	20		19
	Freddie Mac Pool #ZS8507 3.00% 11/1/2028[5]	98		93
	Freddie Mac Pool #ZK7590 3.00% 1/1/2029[5]	2,077		1,988
	Freddie Mac Pool #A15120 5.50% 10/1/2033[5]	49		49
	Freddie Mac Pool #QN1073 3.00% 12/1/2034[5]	41		38
	Freddie Mac Pool #G05196 5.50% 10/1/2038[5]	47		48
	Freddie Mac Pool #G05267 5.50% 12/1/2038[5]	35		36
	Freddie Mac Pool #G06020 5.50% 12/1/2039[5]	67		69
	Freddie Mac Pool #G05860 5.50% 2/1/2040[5]	246		253
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[5]	2,162		1,855
	Freddie Mac Pool #A93948 4.50% 9/1/2040[5]	151		149
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[5]	6,434		5,510
	Freddie Mac Pool #G06868 4.50% 4/1/2041[5]	162		160
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[5]	11,217		9,588
	Freddie Mac Pool #G06841 5.50% 6/1/2041[5]	390		401
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[5]	2,531		2,153
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[5]	2,480		2,109
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[5]	5,296		4,502
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[5]	19,611		17,600
	Freddie Mac Pool #ZT2100 3.00% 4/1/2047[5]	105		94
	Freddie Mac Pool #G08789 4.00% 11/1/2047[5]	594		569
	Freddie Mac Pool #G61733 3.00% 12/1/2047[5]	4,922		4,414
	Freddie Mac Pool #G67709 3.50% 3/1/2048[5]	12,797		11,864
	Freddie Mac Pool #G61628 3.50% 9/1/2048[5]	318		294
	Freddie Mac Pool #Q58494 4.00% 9/1/2048[5]	1,256		1,200
	Freddie Mac Pool #ZN4842 3.50% 4/1/2049[5]	742		685
	Freddie Mac Pool #RA1369 3.50% 9/1/2049[5]	1,911		1,763
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[5]	10,429		9,635
	Freddie Mac Pool #QA4673 3.00% 11/1/2049[5]	28,476		25,449
	Freddie Mac Pool #QB1368 2.50% 7/1/2050[5]	5,674		4,887
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[5]	464		411
	Freddie Mac Pool #SD8090 2.00% 9/1/2050[5]	1,324		1,090
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[5]	2,024		1,793
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[5]	7,136		6,146

American Funds Insurance Series 179

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #SD8106 2.00% 11/1/2050[5]	USD2,753	$2,266
mortgage-backed	Freddie Mac Pool #RA3987 2.50% 11/1/2050[5]	12,538	10,715
obligations	Freddie Mac Pool #QB8605 2.00% 2/1/2051[5]	502	415
(continued)	Freddie Mac Pool #SD8128 2.00% 2/1/2051[5]	112	92
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[5]	80,974	66,410
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[5]	2,814	2,312
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[5]	1,312	1,162
	Freddie Mac Pool #SD1852 2.50% 6/1/2051[5]	13,448	11,469
	Freddie Mac Pool #QC2817 2.50% 6/1/2051[5]	2,755	2,359
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[5]	6,928	6,171
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[5]	1,292	1,143
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[5]	7,694	6,815
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[5]	2,081	1,851
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[5]	1,604	1,378
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[5]	1,466	1,297
	Freddie Mac Pool #QD2025 3.50% 11/1/2051[5]	1,123	1,025
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[5]	10,613	9,094
	Freddie Mac Pool #SD0855 2.50% 1/1/2052[5]	4,351	3,699
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[5]	4,710	4,187
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[5]	822	751
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[5]	6,869	6,266
	Freddie Mac Pool #QE4855 3.50% 6/1/2052[5]	67	62
	Freddie Mac Pool #QE4084 6.50% 6/1/2052[5]	319	330
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[5]	665	591
	Freddie Mac Pool #QF1205 4.50% 9/1/2052[5]	295	284
	Freddie Mac Pool #SD1896 4.00% 11/1/2052[5]	19,664	18,739
	Freddie Mac Pool #SD1894 4.00% 11/1/2052[5]	6,861	6,568
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[5]	2,514	2,505
	Freddie Mac Pool #QF2862 6.50% 11/1/2052[5]	63	64
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[5]	50	52
	Freddie Mac Pool #SD2065 4.00% 12/1/2052[5]	1,094	1,027
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[5]	223	219
	Freddie Mac Pool #SD8298 4.50% 2/1/2053[5]	16,900	16,257
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[5]	5,000	4,988
	Freddie Mac Pool #SD8314 4.50% 4/1/2053[5]	218	209
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[5]	5,246	5,147
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[5]	624	611
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[5]	13,493	13,436
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[5]	5,000	4,978
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[5]	9,984	9,941
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[5]	5,000	4,978
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[5]	1,718	1,685
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]	26,570	26,457
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[5]	927	951
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[5]	778	797
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[5]	756	780
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[5]	725	751
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[5]	499	517
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[5]	388	400
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[5]	269	275
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[5]	198	206
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]	41,831	41,012
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]	69,423	69,129
	Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[5]	52	52
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[5]	120	121
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[3,5]	3,461	3,452
	Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[5]	114	95
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[5]	109	91
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[5]	7,817	7,350

180 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[5]	USD1,809	$1,691
obligations (continued)	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[5]	10,215	9,550
	Government National Mortgage Assn. 2.00% 7/1/2053[5,7]	6,025	5,066
	Government National Mortgage Assn. 2.50% 7/1/2053[5,7]	4,621	4,002
	Government National Mortgage Assn. 3.00% 7/1/2053[5,7]	9,198	8,220
	Government National Mortgage Assn. 3.50% 7/1/2053[5,7]	2,631	2,429
	Government National Mortgage Assn. 4.00% 7/1/2053[5,7]	1,048	992
	Government National Mortgage Assn. 4.50% 7/1/2053[5,7]	34,475	33,277
	Government National Mortgage Assn. 5.50% 7/1/2053[5,7]	46,140	45,927
	Government National Mortgage Assn. 3.50% 8/1/2053[5,7]	29,925	27,655
	Government National Mortgage Assn. 4.00% 8/1/2053[5,7]	42,107	39,875
	Government National Mortgage Assn. 5.00% 8/1/2053[5,7]	12,796	12,571
	Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[5]	11,598	11,097
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[5]	32	32
	Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[5]	4,864	4,755
	Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[5]	10,735	10,008
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[5]	9,388	8,019
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[5]	3,423	2,917
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[5]	3,387	2,878
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[5]	3,984	3,394
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]	1,532	1,179
	Uniform Mortgage-Backed Security 2.00% 7/1/2038[5,7]	5,845	5,180
	Uniform Mortgage-Backed Security 2.50% 7/1/2038[5,7]	1,315	1,197
	Uniform Mortgage-Backed Security 4.00% 7/1/2038[5,7]	1,390	1,342
	Uniform Mortgage-Backed Security 2.50% 8/1/2038[5,7]	6,230	5,681
	Uniform Mortgage-Backed Security 2.00% 7/1/2053[5,7]	74,274	60,588
	Uniform Mortgage-Backed Security 2.50% 7/1/2053[5,7]	36,782	31,195
	Uniform Mortgage-Backed Security 3.00% 7/1/2053[5,7]	24,375	21,457
	Uniform Mortgage-Backed Security 3.50% 7/1/2053[5,7]	94,647	86,258
	Uniform Mortgage-Backed Security 4.00% 7/1/2053[5,7]	15,782	14,812
	Uniform Mortgage-Backed Security 5.00% 7/1/2053[5,7]	107,111	104,960
	Uniform Mortgage-Backed Security 5.50% 7/1/2053[5,7]	29,681	29,540
	Uniform Mortgage-Backed Security 5.50% 7/1/2053[5,7]	2,930	2,917
	Uniform Mortgage-Backed Security 6.00% 7/1/2053[5,7]	7,995	8,066
	Uniform Mortgage-Backed Security 2.00% 8/1/2053[5,7]	36,780	30,046
	Uniform Mortgage-Backed Security 2.50% 8/1/2053[5,7]	197,530	167,777
	Uniform Mortgage-Backed Security 3.00% 8/1/2053[5,7]	16,715	14,735
	Uniform Mortgage-Backed Security 3.50% 8/1/2053[5,7]	3,680	3,357
	Uniform Mortgage-Backed Security 4.00% 8/1/2053[5,7]	114,980	108,005
	Uniform Mortgage-Backed Security 4.50% 8/1/2053[5,7]	119,790	115,232
	Uniform Mortgage-Backed Security 5.50% 8/1/2053[5,7]	128,010	127,380
	Uniform Mortgage-Backed Security 6.00% 8/1/2053[5,7]	493,305	497,583
	Uniform Mortgage-Backed Security 6.50% 8/1/2053[5,7]	8,447	8,620

			2,933,632

Commercial	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[5]	770	715
mortgage-backed	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[5]	100	91
securities	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[3,5]	3,500	3,565
1.72%	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[5]	205	189
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[5]	126	116
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[3,5]	2,444	2,309
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[5]	1,018	878
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[5]	295	245
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[5]	2,541	2,338
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[3,5]	781	736
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[2,3,5]	8,575	8,527

American Funds Insurance Series 181

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.045% 4/15/2037[2,3,5]	USD3,822	$3,716
securities (continued)	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.262% 6/15/2027[2,3,5]	8,476	8,476
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[2,3,5]	14,727	14,269
	BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 6.143% 9/15/2036[2,3,5]	570	547
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[2,3,5]	5,292	5,135
	BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 6.49% 10/15/2036[2,3,5]	995	959
	BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 6.839% 10/15/2036[2,3,5]	996	959
	BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 5.941% 11/15/2036[2,3,5]	12,622	12,297
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.638% 4/15/2037[2,3,5]	5,336	5,263
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.863% 6/15/2038[2,3,5]	3,653	3,561
	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 6.063% 6/15/2038[2,3,5]	423	410
	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 6.293% 6/15/2038[2,3,5]	286	276
	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 6.593% 6/15/2038[2,3,5]	723	695
	BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 6.043% 11/15/2038[2,3,5]	9,979	9,741
	BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 6.443% 11/15/2038[2,3,5]	339	331
	BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 6.693% 11/15/2038[2,3,5]	100	97
	BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 7.043% 11/15/2038[2,3,5]	151	146
	BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.312% 10/15/2039[2,3,5]	3,198	3,199
	BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.34% 6/15/2040[2,3,5]	3,891	3,886
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[2,3,5]	19,044	19,045
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[5]	610	570
	Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[5]	350	338
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[5]	1,137	1,092
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[5]	200	182
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.273% 7/15/2038[2,3,5]	2,776	2,724
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.573% 7/15/2038[2,3,5]	633	619
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.893% 7/15/2038[2,3,5]	864	842
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 7.443% 7/15/2038[2,3,5]	661	644
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[5]	2,432	2,429
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[2,5]	449	425
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[2,5]	1,897	1,479
	Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.148%) 6.295% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[1,2,5]	3,894	3,850

182 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed	GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.878% 8/15/2024[2,3,5]	USD1,317	$1,309
securities	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[5]	400	361
(continued)	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[5]	100	93
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[5]	1,536	1,252
	ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 7.392% 10/15/2039[2,3,5]	3,391	3,388
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[5]	3,280	3,225
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[5]	640	591
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[5]	240	218
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[2,5]	7,867	6,287
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[3,5]	2,040	1,894
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.062% 4/15/2038[2,3,5]	154	151
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[5]	5,446	5,283
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[5]	410	389
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[5]	245	229
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[5]	730	675
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[2,5]	4,065	3,268
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 5.77% 7/15/2036[2,3,5]	9,351	9,080
	SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 6.119% 7/15/2036[2,3,5]	1,000	971
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.924% 11/15/2038[2,3,5]	8,739	8,499
	SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 6.273% 11/15/2038[2,3,5]	263	255
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 6.522% 11/15/2038[2,3,5]	141	136
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 9/15/2048[5]	2,373	2,252
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[5]	2,550	2,388
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[5]	1,019	889
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[5]	205	190

			181,184

Collateralized	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,3,5]	2,651	2,128
mortgage-backed	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[2,5]	120	110
obligations (privately originated)	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,5]	5,724	5,193
1.13%	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[2,3,5]	849	758
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[2,3,5]	526	495
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,5]	4,663	4,085
	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,3,5]	2,649	2,493
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[2,3,5]	603	578
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,3,5]	1,451	1,376
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,3,5]	6,565	6,046
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,3,5]	193	174

American Funds Insurance Series 183

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[2,3,5]	USD1,574	$1,310
mortgage-backed obligations (privately	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.817% 5/25/2042[2,3,5]	298	304
originated) (continued)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.467% 12/25/2042[2,3,5]	664	669
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.367% 5/25/2043[2,3,5]	3,574	3,593
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[2,3,5]	2,505	2,514
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[2,5]	1,575	1,411
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[2,3,5]	8,924	8,695
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[2,5]	2,002	2,159
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[2,5]	2,550	2,559
	Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[2,3,5]	2,013	1,626
	Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[2,3,5]	1,882	1,520
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[2,3,5]	1,980	1,599
	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,3,5]	3,106	2,519
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[2,3,5]	2,159	1,744
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.067% 4/25/2042[2,3,5]	1,376	1,380
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.267% 5/25/2042[2,3,5]	66	66
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.017% 6/25/2042[2,3,5]	250	254
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.217% 9/25/2042[2,3,5]	535	538
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.767% 9/25/2042[2,3,5]	1,519	1,568
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 7.00% 2/25/2050[2,3,5]	2,638	2,647
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 11.15% 8/25/2050[2,3,5]	881	979
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[2,3,5]	3,272	2,736
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[2,5]	5,165	4,511
	Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[2,3,5]	863	697
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,5]	3,329	3,199
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,3,5]	804	747
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,5]	2,488	2,311
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[2,3,5]	16,160	15,976
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[2,3,5]	2,874	2,536
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[2,3,5]	3,400	2,799
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,5]	1,124	1,024
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,3,5]	2,415	2,320
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,5]	10,053	8,787
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,8]	1,680	1,486
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,5]	5,033	4,481
	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[2,5]	2,229	2,180

			118,880

	Total mortgage-backed obligations		3,233,696

184 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 23.16%
U.S. Treasury	U.S. Treasury 2.25% 12/31/2023	USD378		$373
20.12%	U.S. Treasury 1.50% 2/29/2024	407		396
	U.S. Treasury 2.125% 2/29/2024	7,655		7,495
	U.S. Treasury 4.50% 11/30/2024	41,180		40,752
	U.S. Treasury 3.875% 3/31/2025[9]	276,152		270,744
	U.S. Treasury 4.25% 5/31/2025	107,063		105,715
	U.S. Treasury 4.625% 6/30/2025	37,155		36,997
	U.S. Treasury 3.00% 7/15/2025	97,643		94,118
	U.S. Treasury 2.25% 11/15/2025	6,785		6,412
	U.S. Treasury 0.375% 12/31/2025	44,080		39,734
	U.S. Treasury 0.375% 1/31/2026	5,615		5,042
	U.S. Treasury 4.00% 2/15/2026	13,188		12,987
	U.S. Treasury 3.625% 5/15/2026	1,926		1,879
	U.S. Treasury 0.75% 5/31/2026	21,890		19,663
	U.S. Treasury 4.125% 6/15/2026	205		203
	U.S. Treasury 0.75% 8/31/2026	16,021		14,291
	U.S. Treasury 1.875% 2/28/2027	4,000		3,667
	U.S. Treasury 2.75% 4/30/2027	11,500		10,862
	U.S. Treasury 2.625% 5/31/2027	43,530		40,896
	U.S. Treasury 2.25% 11/15/2027[9]	105,830		97,464
	U.S. Treasury 6.125% 11/15/2027	24,000		25,804
	U.S. Treasury 1.125% 2/29/2028	9,895		8,622
	U.S. Treasury 4.00% 2/29/2028	4,750		4,715
	U.S. Treasury 3.625% 3/31/2028	13		13
	U.S. Treasury 3.625% 5/31/2028	90,450		88,460
	U.S. Treasury 4.00% 6/30/2028	24,000		23,886
	U.S. Treasury 1.00% 7/31/2028	5,630		4,828
	U.S. Treasury 1.125% 8/31/2028	13,555		11,678
	U.S. Treasury 5.25% 11/15/2028	5,700		5,994
	U.S. Treasury 2.375% 5/15/2029	4,070		3,710
	U.S. Treasury 3.875% 12/31/2029[9]	264,735		262,366
	U.S. Treasury 4.00% 2/28/2030	38,255		38,222
	U.S. Treasury 3.75% 5/31/2030	22,646		22,325
	U.S. Treasury 3.75% 6/30/2030	18,000		17,783
	U.S. Treasury 1.625% 5/15/2031	1,630		1,385
	U.S. Treasury 4.125% 11/15/2032	114		116
	U.S. Treasury 3.375% 5/15/2033	111,174		107,384
	U.S. Treasury 4.25% 5/15/2039[9]	102,285		106,981
	U.S. Treasury 1.125% 5/15/2040	103,968		67,416
	U.S. Treasury 1.375% 11/15/2040	24,540		16,422
	U.S. Treasury 1.875% 2/15/2041	36,900		26,792
	U.S. Treasury 2.00% 11/15/2041	57		42
	U.S. Treasury 2.375% 2/15/2042	2,701		2,103
	U.S. Treasury 3.875% 5/15/2043	29,819		29,175
	U.S. Treasury 3.00% 2/15/2049	129,850		109,802
	U.S. Treasury 2.875% 5/15/2049	290		240
	U.S. Treasury 1.25% 5/15/2050	3,390		1,905
	U.S. Treasury 1.875% 11/15/2051	4,670		3,080
	U.S. Treasury 2.875% 5/15/2052	990		819
	U.S. Treasury 4.00% 11/15/2052	13,243		13,588
	U.S. Treasury 3.625% 2/15/2053[9]	318,152		305,015

				2,120,361

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[10]	—	[6]	—	[6]
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[10]	67,156		65,184
securities	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[10]	19,310		18,518
3.04%	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[10]	55,723		53,356
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[10]	5,716		5,346
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[10]	51,430		47,612

American Funds Insurance Series 185

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[10]	USD73,752	$69,161
inflation-protected	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[10]	5,427	5,349
securities	U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[9,10]	55,297	51,741
(continued)	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[10]	6,228	4,152
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[10]	185	123
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[10]	59	57

			320,599

	Total U.S. Treasury bonds & notes		2,440,960

Asset-backed obligations 4.89%
	ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[2,5]	104	104
	Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[2,5]	701	682
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[2,5]	409	395
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,5]	305	299
	American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[2,5]	317	316
	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 6/15/2026[2,5]	2,500	2,462
	American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[2,5]	360	356
	American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[2,5]	1,232	1,229
	American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[2,5]	488	483
	American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[2,5]	806	777
	American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[2,5]	1,121	1,088
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,5]	2,748	2,633
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,5]	396	382
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[5]	1,535	1,535
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[5]	997	941
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[5]	1,109	1,014
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[5]	2,613	2,348
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[2,5]	2,755	2,729
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[2,5]	2,210	2,146
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[2,5]	7,689	7,157
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,5]	2,427	2,201
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,5]	623	574
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 4.25% 2/20/2027[2,5]	1,279	1,191
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[2,5]	3,445	3,031
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[2,5]	531	463
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[2,5]	193	167
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[2,5]	6,724	6,674
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,5]	5,059	5,056
	Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[2,3,5]	535	531

186 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[2,5]	USD134	$128
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[2,5]	269	238
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[2,5]	3,707	3,199
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[2,5]	474	392
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[5]	695	693
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[5]	210	192
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[5]	206	188
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[5]	341	327
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,5]	15,521	12,930
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[2,5]	6,025	4,931
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[2,5]	657	519
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[2,5]	612	556
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,5]	18,497	16,618
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,5]	1,926	1,612
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,5]	3,362	3,007
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,5]	364	303
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,5]	5,994	5,201
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[2,5]	1,898	1,610
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,5]	14,984	14,623
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[2,5]	6,572	6,390
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[2,5]	2,146	1,860
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[2,5]	4,446	3,865
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[2,5]	407	342
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[2,5]	1,110	1,096
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[2,5]	110	110
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[2,5]	590	567
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[2,5]	1,263	1,260
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[2,5]	2,111	2,056
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[2,5]	2,797	2,698
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[5]	9,641	9,437
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[5]	2,356	2,340
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[5]	2,918	2,877
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[5]	4,053	3,814
DriveTime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2/18/2025[2,5]	448	448
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[2,5]	775	769
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[2,5]	560	548
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[2,5]	745	725
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[2,5]	449	416
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[2,5]	482	479
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[2,5]	1,231	1,191
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[2,5]	832	775
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[2,5]	659	657
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[2,5]	397	345
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[2,5]	897	864
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[2,5]	1,351	1,323
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[2,5]	1,683	1,673
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[5]	267	267
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/2025[5]	56	56
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[2,5]	1,948	1,927
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[5]	198	198
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[5]	566	563
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[5]	355	354
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[2,5]	591	578
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[5]	1,508	1,475
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[5]	1,012	990
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[5]	100	100
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[5]	3,047	3,003

American Funds Insurance Series 187

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[5]	USD568	$558
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[5]	2,612	2,422
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[5]	232	232
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[5]	418	417
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[5]	271	258
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[5]	758	758
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[5]	462	461
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[2,5]	1,014	1,019
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[5]	1,184	1,169
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[2,5]	17,891	16,073
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[2,5]	1,378	1,217
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,5]	1,733	1,635
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[5]	2,583	2,571
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[5]	765	764
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[5]	597	596
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[2,5]	17,675	17,661
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[2,5]	2,180	2,152
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[2,5]	30,070	28,909
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[2,5]	1,619	1,524
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,5]	4,218	4,133
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,5]	5,833	5,776
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,5]	1,915	1,681
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,5]	1,354	1,153
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[2,5]	151	125
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[2,5]	2,662	2,371
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[2,5]	9,210	7,912
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[2,5]	2,573	2,224
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[2,5]	201	170
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[2,5]	710	707
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,5]	4,815	4,768
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,5]	2,703	2,758
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.45% 6/15/2028[2,5]	1,600	1,599
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[2,5]	948	946
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,8]	8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,5]	12,703	11,909
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,5]	1,171	1,096
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[2,5]	810	754
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,5]	17,770	15,511
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,5]	1,264	1,106
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,5]	859	742
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[5]	342	340
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.38% 6/21/2029[5]	188	187
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[2,5]	541	527
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,5]	1,781	1,773
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[2,5]	304	288
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[2,5]	908	898
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[2,5]	706	698
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[2,5]	2,263	2,253
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[2,5]	438	433
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[2,5]	861	849
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[2,5]	615	606
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[2,5]	1,361	1,340
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[2,5]	623	621
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[2,5]	123	121
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 6.261% 7/21/2030[2,3,5]	875	868
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 6.41% 4/15/2029[2,3,5]	476	473

188 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,8,11]	USD1,006	$1,003
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,8,11]	150	150
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,5]	3,155	3,126
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,5]	3,707	3,201
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[2,5]	2,321	1,964
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[2,5]	832	715
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[2,5]	4,226	3,686
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[2,5]	274	244
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,5]	4,776	4,242
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,5]	10,931	9,721
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.886% 4/20/2062[2,3,5]	3,519	3,455
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,5]	50,765	43,323
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 6.225% 7/25/2030[2,3,5]	258	255
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[2,5]	196	186
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 6.15% 4/20/2029[2,3,5]	219	218
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[2,5]	7,884	7,424
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,5]	1,721	1,668
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[2,5]	1,710	1,713
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,5]	4,558	4,532
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 10/15/2024[2,5]	67	67
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[2,5]	1,355	1,345
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[2,5]	238	237
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.365%) 6.40% 7/25/2051[2,3,5]	414	409
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/2025[5]	463	462
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[5]	463	463
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[5]	1,709	1,685
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[5]	2,198	2,143
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[5]	917	899
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[5]	1,802	1,704
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[5]	1,659	1,626
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[5]	2,236	2,089
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[5]	856	830
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,5]	2,043	2,044
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[2,5]	624	624
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[2,5]	361	360
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[2,5]	2,550	2,191
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[2,5]	470	393
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[2,5]	2,305	2,007
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[2,5]	2,872	2,576
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[2,5]	425	344
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,5]	1,012	916
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[2,5]	1,135	1,009
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[2,5]	2,022	1,842
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,5]	2,767	2,428
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[2,5]	1,154	1,049
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[2,5]	2,085	1,831
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[2,5]	5,900	4,984
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[2,5]	330	275
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[2,5]	4,960	4,261
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[2,5]	4,145	3,598

American Funds Insurance Series 189

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[2,5]	USD124	$101
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[2,5]	6,000	5,828
	Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,5]	9,870	8,472
	Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[2,5]	3,385	2,846
	Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[2,5]	329	271
	Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[5]	1,215	1,205
	Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[2,5]	5,380	5,338
	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[2,5]	1,012	999
	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[2,5]	3,023	2,905
	Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[2,5]	1,690	1,667
	Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[2,5]	2,181	2,085
	Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[2,5]	180	180
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[2,5]	1,446	1,340
	Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[2,5]	1,799	1,797

			515,920

Municipals 1.52%
California	G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,561
0.03%	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	450	367

			2,928

Illinois 1.38%	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	65
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	29,373
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,526
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,232
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	107,000	105,260

			145,456

New York 0.04%	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 3/15/2034	6,390	5,032

Texas 0.03%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	3,004

Wisconsin 0.04%	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,570	4,289

	Total municipals		160,709

Bonds & notes of governments & government agencies outside the U.S. 1.25%
	Chile (Republic of) 4.00% 1/31/2052	580	474
	Colombia (Republic of) 7.50% 2/2/2034	2,530	2,481
	Dominican Republic 5.95% 1/25/2027[2]	8,100	7,959
	Dominican Republic 7.05% 2/3/2031[2]	680	679
	Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR21,570	23,974
	Greece (Hellenic Republic of) 1.50% 6/18/2030	10,830	10,283

190 American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Greece (Hellenic Republic of) 0.75% 6/18/2031	EUR9,600	$8,414
	Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	27,244
	Indonesia Asahan Aluminium (Persero) PT 5.71% 11/15/2023[2]	USD1,020	1,016
	Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[2]	1,150	1,016
	Panama (Republic of) 3.362% 6/30/2031	13,834	11,908
	Paraguay (Republic of) 5.00% 4/15/2026	1,250	1,242
	Poland (Republic of) 5.75% 11/16/2032	555	583
	Poland (Republic of) 4.875% 10/4/2033	830	816
	Portuguese Republic 5.125% 10/15/2024	24,775	24,626
	Qatar (State of) 4.50% 4/23/2028[2]	5,100	5,110
	Qatar (State of) 5.103% 4/23/2048[2]	3,400	3,395

			131,220

Federal agency bonds & notes 0.11%
	Fannie Mae 2.125% 4/24/2026[9]	11,910	11,147

	Total bonds, notes & other debt instruments (cost: $10,634,674,000)		10,067,291

Common stocks 0.00%		Shares
Energy	FORESEA Holding SA, Class C, nonvoting shares[2,8,12]	555	13
0.00%	FORESEA Holding SA, Class B2,8,12	61	1

	Total common stocks (cost: $8,000)		14

Short-term securities 19.05%
Money market investments 19.05%
	Capital Group Central Cash Fund 5.15%[13,14]	20,073,402	2,007,541

	Total short-term securities (cost: $2,007,086,000)		2,007,541

	Total investment securities 114.56% (cost: $12,641,768,000)		12,074,846
	Other assets less liabilities (14.56)%		(1,534,491)

	Net assets 100.00%		$10,540,355

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
30 Day Federal Funds Futures	Short	1	July 2023	USD(395)	$— [6]
30 Day Federal Funds Futures	Short	17	October 2023	(6,706)	22
30 Day Federal Funds Futures	Short	7	November 2023	(2,759)	5
3 Month SOFR Futures	Long	153	September 2023	36,253	36
3 Month SOFR Futures	Long	7,642	December 2023	1,807,333	(3,654)
3 Month SOFR Futures	Short	4,916	March 2024	(1,163,126)	413
3 Month SOFR Futures	Long	182	September 2024	43,334	(75)
2 Year U.S. Treasury Note Futures	Long	6,747	September 2023	1,371,960	(12,221)
5 Year U.S. Treasury Note Futures	Long	12,198	September 2023	1,306,330	(13,244)
10 Year Euro-Bund Futures	Short	403	September 2023	(58,813)	782
10 Year Japanese Government Bond Futures	Short	50	September 2023	(51,474)	(177)
10 Year U.S. Treasury Note Futures	Long	10,107	September 2023	1,134,669	(16,854)
10 Year Ultra U.S. Treasury Note Futures	Short	6,061	September 2023	(717,850)	7,380
20 Year U.S. Treasury Bond Futures	Short	2,654	September 2023	USD(336,809)	(121)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,651	September 2023	497,335	4,468

					$(33,240)

American Funds Insurance Series 191

The Bond Fund of America (continued)

Forward currency contracts

Contract amount				Counterparty		Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)			Settlement date	at 6/30/2023 (000)
USD	4,632	MYR	21,170	BNP Paribas	7/7/2023	$70
EUR	2,000	USD	2,153	BNP Paribas	7/7/2023	31
USD	629	EUR	582	Goldman Sachs	7/7/2023	(6)
MYR	21,170	USD	4,608	HSBC Bank	7/7/2023	(46)
MXN	150,290	USD	8,716	HSBC Bank	7/11/2023	45
USD	1,745	IDR	25,943,000	JPMorgan Chase	7/11/2023	21
IDR	25,943,000	USD	1,744	BNP Paribas	7/11/2023	(20)
JPY	243,400	USD	1,757	Bank of America	7/11/2023	(67)
USD	9,095	MXN	160,010	HSBC Bank	7/11/2023	(233)
USD	37,171	KRW	47,448,000	JPMorgan Chase	7/17/2023	1,134
USD	56,539	EUR	52,030	Citibank	7/17/2023	(287)
KRW	47,448,000	USD	37,346	HSBC Bank	7/17/2023	(1,309)
USD	1,295	EUR	1,180	Morgan Stanley	7/24/2023	6
USD	2,945	EUR	2,681	UBS AG	7/25/2023	16
USD	12,881	EUR	11,740	Bank of America	7/27/2023	51
JPY	730,350	USD	5,095	HSBC Bank	7/27/2023	(11)
USD	1,074	KRW	1,415,000	JPMorgan Chase	8/11/2023	(2)
KRW	1,415,000	USD	1,092	Citibank	8/11/2023	(16)

						$(623)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
SOFR	Annual	0.471%	Annual	10/26/2023	USD87,775	$1,355	$–	$1,355
0.45801%	Annual	SOFR	Annual	10/26/2023	85,775	(1,327)	–	(1,327)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	65,416	(219)	–	(219)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	95,844	(317)	–	(317)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	130,900	(436)	–	(436)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	27,000	(473)	–	(473)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	72,532	(1,250)	–	(1,250)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	78,378	(1,349)	–	(1,349)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	4,154	(74)	–	(74)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	19,800	(358)	–	(358)
SOFR	Annual	3.2975%	Annual	3/8/2051	39,095	(373)	–	(373)

						$(4,821)	$–	$(4,821)

192 American Funds Insurance Series

The Bond Fund of America (continued)

Swap contracts (continued)

Credit default swaps

    Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD105,948	$(1,583)	$(1,029)	$(554)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	52,895	(1,464)	(403)	(1,061)

					$(3,047)	$(1,432)	$(1,615)

Investments in affiliates14

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 19.05%
Money market investments 19.05%
Capital Group Central Cash Fund 5.15%[13]	$1,425,720	$3,767,938	$3,186,502	$128	$257	$2,007,541	$43,566

Restricted securities11

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,8]	12/6/2022	$1,006	$1,003	.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,8]	12/6/2022	150	150	.00 [15]

Total		$1,156	$1,153	.01%

American Funds Insurance Series 193

The Bond Fund of America (continued)

1 Step bond; coupon rate may change at a later date.

2 Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,439,489,000, which represented 13.66% of the net assets of the fund.

3 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

4 Scheduled interest and/or principal payment was not received.

5 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

6 Amount less than one thousand.

7 Purchased on a TBA basis.

8 Value determined using significant unobservable inputs.

9 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $74,570,000, which represented .71% of the net assets of the fund.

10 Index-linked bond whose principal amount moves with a government price index.

11 Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,153,000, which represented .01% of the net assets of the fund.

12 Security did not produce income during the last 12 months.

13 Rate represents the seven-day yield at 6/30/2023.

14 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

15 Amount less than .01%.

194 American Funds Insurance Series

The Bond Fund of America (continued)

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate

EUR = Euros

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 195

Capital World Bond Fund

Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 93.12%		Principal amount (000)	Value (000)
Euros	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR2,800	$2,424
20.62%	Albania (Republic of) 5.90% 6/9/2028	800	856
	Altria Group, Inc. 3.125% 6/15/2031	800	753
	American Honda Finance Corp. 1.95% 10/18/2024	560	595
	American Tower Corp. 0.45% 1/15/2027	2,525	2,392
	American Tower Corp. 0.875% 5/21/2029	1,470	1,308
	AT&T, Inc. 1.60% 5/19/2028	2,350	2,297
	AT&T, Inc. 4.30% 11/18/2034	260	285
	Austria (Republic of) 0% 2/20/2031	3,530	3,077
	Banco de Sabadell, SA 2.625% 3/24/2026 (5-year EUR Mid-Swap + 2.20% on 3/24/2025)[1]	500	519
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	2,100	2,247
	Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,296
	Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	2,800	2,862
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	3,000	3,258
	Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	940
	BPCE 4.625% 7/18/2023	1,200	1,310
	BPCE 1.00% 4/1/2025	2,900	2,987
	BPCE 4.50% 1/13/2033	1,400	1,534
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	2,400	2,205
	Bulgaria (Republic of) 4.50% 1/27/2033	865	937
	CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	2,400	2,432
	Celanese US Holdings, LLC 4.777% 7/19/2026	235	250
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	2,100	1,813
	Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[1]	700	673
	Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	285
	Dow Chemical Co. (The) 0.50% 3/15/2027	1,110	1,054
	E.ON SE 1.625% 3/29/2031	810	768
	Egypt (Arab Republic of) 5.625% 4/16/2030	300	182
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	1,400	1,236
	Equinor ASA 1.375% 5/22/2032	2,550	2,315
	European Investment Bank 0.25% 1/20/2032	4,900	4,241
	European Investment Bank 1.50% 6/15/2032	1,000	963
	European Union 0% 7/6/2026	1,600	1,585
	European Union 0.25% 10/22/2026	610	604
	European Union 0% 7/4/2031	705	607
	European Union 0% 7/4/2035	220	166
	European Union 0.20% 6/4/2036	1,500	1,128
	Finland (Republic of) 3.00% 9/15/2033	2,740	2,991
	Finland (Republic of) 2.75% 4/15/2038	380	396
	French Republic O.A.T. 0.75% 2/25/2028	4,500	4,453
	French Republic O.A.T. 0% 11/25/2030	19,550	17,337
	French Republic O.A.T. 0% 5/25/2032	2,120	1,798
	French Republic O.A.T. 2.00% 11/25/2032	4,260	4,309
	French Republic O.A.T. 0.50% 5/25/2040	2,080	1,482
	French Republic O.A.T. 0.75% 5/25/2052	2,850	1,694
	French Republic O.A.T. 3.00% 5/25/2054	2,140	2,207
	Germany (Federal Republic of) 2.50% 3/13/2025	6,245	6,731
	Germany (Federal Republic of) 0% 4/11/2025	2,100	2,167
	Germany (Federal Republic of) 0% 10/9/2026	6,060	6,039
	Germany (Federal Republic of) 0% 4/16/2027	32,700	32,252
	Germany (Federal Republic of) 1.30% 10/15/2027	6,380	6,589
	Germany (Federal Republic of) 0% 2/15/2030	13,340	12,425
	Germany (Federal Republic of) 0% 8/15/2030	6,285	5,796
	Germany (Federal Republic of) 0% 8/15/2031	12,600	11,378

196 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros	Germany (Federal Republic of) 1.70% 8/15/2032	EUR2,381	$2,457
(continued)	Germany (Federal Republic of) 1.00% 5/15/2038	1,175	1,046
	Germany (Federal Republic of) 0% 8/15/2050	1,200	703
	Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]	5,000	5,384
	Goldman Sachs Group, Inc. 1.00% 3/18/2033[2]	2,705	2,199
	Greece (Hellenic Republic of) 3.875% 6/15/2028	15,835	17,600
	Greece (Hellenic Republic of) 1.50% 6/18/2030	2,760	2,621
	Greece (Hellenic Republic of) 0.75% 6/18/2031	700	614
	Greece (Hellenic Republic of) 1.75% 6/18/2032	4,730	4,433
	Greece (Hellenic Republic of) 4.25% 6/15/2033	985	1,126
	Greece (Hellenic Republic of) 1.875% 1/24/2052	7,918	5,504
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	1,200	1,383
	Intesa Sanpaolo SpA 6.625% 9/13/2023	510	559
	Ireland (Republic of) 3.00% 10/18/2043	2,010	2,158
	Israel (State of) 2.875% 1/29/2024	1,180	1,278
	Italy (Republic of) 1.85% 7/1/2025	17,700	18,607
	Italy (Republic of) 1.35% 4/1/2030	7	7
	JPMorgan Chase & Co. 0.389% 2/24/2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	3,041
	KfW 0.125% 6/30/2025	590	603
	Lloyds Banking Group PLC 1.75% 9/7/2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	2,599
	Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	604
	Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[1]	1,535	1,514
	Morocco (Kingdom of) 3.50% 6/19/2024	1,400	1,518
	Morocco (Kingdom of) 1.50% 11/27/2031	3,300	2,686
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	2,725	2,373
	Philippines (Republic of) 0.25% 4/28/2025	875	891
	Portuguese Republic 0.475% 10/18/2030	1,610	1,469
	Portuguese Republic 3.50% 6/18/2038	3,140	3,429
	Quebec (Province of) 0.25% 5/5/2031	920	792
	Quebec (Province of) 0.50% 1/25/2032	1,155	993
	Romania 2.125% 3/7/2028	1,440	1,368
	Romania 2.00% 1/28/2032	1,605	1,290
	Romania 3.75% 2/7/2034	530	469
	Serbia (Republic of) 1.50% 6/26/2029	3,353	2,836
	Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,872
	Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,231
	Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,088
	Spain (Kingdom of) 3.15% 4/30/2033	3,647	3,901
	Spain (Kingdom of) 3.55% 10/31/2033	4,790	5,275
	Spain (Kingdom of) 3.90% 7/30/2039	530	591
	Spain (Kingdom of) 1.90% 10/31/2052	1,010	729
	State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	441	456
	State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	190
	Stryker Corp. 0.25% 12/3/2024	480	497
	Stryker Corp. 0.75% 3/1/2029	980	905
	Stryker Corp. 1.00% 12/3/2031	450	389
	TotalEnergies SE 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	2,000	2,116
	Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,730
	Tunisia (Republic of) 6.75% 10/31/2023	3,609	3,669
	Ukraine 6.75% 6/20/2028	3,119	736
	Ukraine 6.75% 6/20/2028	1,225	289
	Ukraine 4.375% 1/27/2032[3]	2,705	649

			300,895

American Funds Insurance Series 197

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Japanese yen	Japan, Series 18, 0.10% 3/10/2024[4]	JPY1,078,241	$7,622
7.58%	Japan, Series 19, 0.10% 9/10/2024[4]	470,027	3,350
	Japan, Series 346, 0.10% 3/20/2027	777,900	5,419
	Japan, Series 356, 0.10% 9/20/2029	2,220,800	15,364
	Japan, Series 116, 2.20% 3/20/2030	576,100	4,536
	Japan, Series 26, 0.005% 3/10/2031[4]	534,341	3,981
	Japan, Series 362, 0.10% 3/20/2031	737,200	5,049
	Japan, Series 152, 1.20% 3/20/2035	987,100	7,344
	Japan, Series 21, 2.30% 12/20/2035	720,000	6,014
	Japan, Series 162, 0.60% 9/20/2037	1,617,000	11,055
	Japan, Series 179, 0.50% 12/20/2041	196,950	1,263
	Japan, Series 182, 1.10% 9/20/2042	1,559,050	11,049
	Japan, Series 37, 0.60% 6/20/2050	694,500	4,128
	Japan, Series 73, 0.70% 12/20/2051	1,568,700	9,462
	Japan, Series 74, 1.00% 3/20/2052	246,100	1,604
	Japan, Series 76, 1.40% 9/20/2052	991,950	7,130
	Philippines (Republic of) 0.001% 4/12/2024	900,000	6,206

			110,576

British pounds	American Honda Finance Corp. 0.75% 11/25/2026	GBP1,420	1,510
4.48%	Asian Development Bank 1.125% 6/10/2025	740	859
	KfW 1.125% 7/4/2025	1,165	1,349
	Lloyds Bank PLC 7.625% 4/22/2025	655	840
	Quebec (Province of) 2.25% 9/15/2026	1,870	2,134
	United Kingdom 0.125% 1/30/2026	425	476
	United Kingdom 1.25% 7/22/2027	3,060	3,376
	United Kingdom 4.25% 12/7/2027	5,910	7,326
	United Kingdom 4.75% 12/7/2030	8,230	10,686
	United Kingdom 0.25% 7/31/2031	11,850	10,868
	United Kingdom 1.00% 1/31/2032	10,970	10,597
	United Kingdom 4.25% 6/7/2032	3,010	3,803
	United Kingdom 0.625% 7/31/2035	210	173
	United Kingdom 3.75% 1/29/2038	3,015	3,515
	United Kingdom 0.875% 1/31/2046	4,917	3,077
	United Kingdom 1.25% 7/31/2051	4,045	2,547
	United Kingdom 3.75% 10/22/2053	1,870	2,112
	United Kingdom 1.125% 10/22/2073	225	111

			65,359

Chinese yuan	China (People’s Republic of), Series INBK, 2.44% 10/15/2027	CNY23,520	3,237
renminbi	China (People’s Republic of), Series 1906, 3.29% 5/23/2029	22,340	3,206
3.36%	China (People’s Republic of), Series INBK, 2.75% 2/17/2032	59,810	8,248
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	22,240	3,115
	China (People’s Republic of), Series 1910, 3.86% 7/22/2049	81,080	12,688
	China (People’s Republic of), Series INBK, 3.81% 9/14/2050	56,220	8,756
	China (People’s Republic of), Series INBK, 3.53% 10/18/2051	45,510	6,780
	China Development Bank Corp., Series 1814, 4.15% 10/26/2025	20,900	2,987

			49,017

Brazilian reais	Brazil (Federative Republic of) 0% 10/1/2023	BRL55,114	11,146
2.77%	Brazil (Federative Republic of) 0% 1/1/2024	86,272	16,965
	Brazil (Federative Republic of) 6.00% 8/15/2024[4]	13,905	2,865
	Brazil (Federative Republic of) 10.00% 1/1/2025	1,700	351
	Brazil (Federative Republic of) 10.00% 1/1/2033	2,594	522
	Brazil (Federative Republic of) 6.00% 8/15/2040[4]	1,939	432
	Brazil (Federative Republic of) 6.00% 8/15/2050[4]	34,201	7,673
	Brazilian Government International Bond 6.00% 8/15/2060[4]	1,939	440

			40,394

198 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mexican pesos	América Móvil, SAB de CV 9.50% 1/27/2031	MXN70,580	$4,085
2.73%	Petroleos Mexicanos 7.19% 9/12/2024	61,629	3,340
	United Mexican States 0% 10/3/2024	7,575	389
	United Mexican States 4.50% 12/4/2025[4]	16,793	956
	United Mexican States, Series M, 7.50% 6/3/2027	251,720	13,999
	United Mexican States, Series M20, 8.50% 5/31/2029	140,400	8,129
	United Mexican States, Series M, 7.75% 5/29/2031	3,930	217
	United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,202
	United Mexican States, Series M, 8.00% 11/7/2047	7,830	418
	United Mexican States, Series M, 8.00% 7/31/2053	133,170	7,061

			39,796

South Korean won	South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW5,183,670	3,791
2.05%	South Korea (Republic of), Series 2709, 3.125% 9/10/2027	4,513,500	3,352
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,709
	South Korea (Republic of), Series 3212, 4.25% 12/10/2032	24,004,520	19,010

			29,862

Canadian dollars	Canada 0.75% 10/1/2024	CAD6,860	4,928
2.01%	Canada 0.25% 3/1/2026	5,800	3,945
	Canada 3.50% 3/1/2028	24,018	17,993
	Canada 2.75% 12/1/2048	3,500	2,463

			29,329

Australian dollars	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD6,610	3,657
1.89%	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,036
	Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	9,735	5,922
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	20,520	13,320
	Australia (Commonwealth of), Series 168, 3.50% 12/21/2034	2,750	1,738

			27,673

Indonesian rupiah	Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,569
1.61%	Indonesia (Republic of), Series 64, 6.125% 5/15/2028	20,866,000	1,399
	Indonesia (Republic of), Series 95, 6.375% 8/15/2028	34,820,000	2,371
	Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,984
	Indonesia (Republic of), Series 78, 8.25% 5/15/2029	129,751,000	9,551
	Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	204
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	61,346,000	4,308
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	2,102

			23,488

Colombian pesos	Colombia (Republic of), Series B, 7.00% 3/26/2031	COP41,734,700	8,442
1.04%	Colombia (Republic of), Series B, 13.25% 2/9/2033	10,989,500	3,093
	Colombia (Republic of), Series B, 7.25% 10/26/2050	21,884,200	3,729

			15,264

South African rand	South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR30,120	1,414
0.48%	South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	101,121	4,405
	South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	30,850	1,190

			7,009

Danish kroner	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	DKK53,963	5,961
0.43%	Realkredit Danmark AS 1.00% 10/1/2053[5]	2,669	278

			6,239

American Funds Insurance Series 199

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
New Zealand dollars	New Zealand 4.50% 5/15/2030	NZD6,638	$4,055

0.28%

Chilean pesos	Chile (Republic of) 1.50% 3/1/2026[4]	CLP830,141	995
0.25%	Chile (Republic of) 5.00% 10/1/2028	955,000	1,167
	Chile (Republic of) 4.70% 9/1/2030	1,205,000	1,455

			3,617

Peruvian	Peru (Republic of) 6.15% 8/12/2032	PEN9,010	2,373

nuevos soles
0.16%

Malaysian	Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	2,160

ringgits
0.15%

Indian rupees	India (Republic of) 5.15% 11/9/2025	INR96,010	1,125

0.08%

Romanian leu	Romania 4.75% 2/24/2025	RON5,000	1,074

0.07%

Polish zloty	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,028

0.07%

Norwegian kroner	Norway (Kingdom of) 2.125% 5/18/2032	NOK6,615	545

0.04%

Ukrainian hryvnia	Ukraine 10.95% 11/1/2023	UAH5,740	96
0.01%	Ukraine 9.99% 5/22/2024	7,168	121

			217

U.S. dollars	1375209 B.C., Ltd. 9.00% 1/30/2028[6]	USD60	60
40.96%	7-Eleven, Inc. 0.95% 2/10/2026[6]	520	465
	7-Eleven, Inc. 1.30% 2/10/2028[6]	2,180	1,843
	7-Eleven, Inc. 1.80% 2/10/2031[6]	2,015	1,595
	Advisor Group Holdings, Inc. 10.75% 8/1/2027[6]	256	258
	AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	1,879
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	660	510
	AG Issuer, LLC 6.25% 3/1/2028[6]	295	281
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	103	106
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[1,6]	1,225	1,245
	Alabama Power Co. 3.00% 3/15/2052	980	663
	Albertsons Companies, Inc. 3.50% 3/15/2029[6]	190	165
	Alcoa Nederland Holding BV 4.125% 3/31/2029[6]	75	67
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]	290	273
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]	120	105
	Allied Universal Holdco, LLC 9.75% 7/15/2027[6]	175	155
	Allied Universal Holdco, LLC 6.00% 6/1/2029[6]	300	222
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[6]	200	203
	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[7,8]	570	518
	Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,678
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[5,6]	241	236

200 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	American Electric Power Company, Inc. 1.00% 11/1/2025	USD250	$226
(continued)	American Express Co. 3.375% 5/3/2024	4,202	4,121
	Amgen, Inc. 2.20% 2/21/2027	445	405
	Amgen, Inc. 5.25% 3/2/2030	981	984
	Amgen, Inc. 5.25% 3/2/2033	2,687	2,692
	Amgen, Inc. 5.65% 3/2/2053	1,284	1,301
	AmWINS Group, Inc. 4.875% 6/30/2029[6]	135	122
	Anglo American Capital PLC 3.95% 9/10/2050[6]	521	387
	Angola (Republic of) 9.50% 11/12/2025	1,010	990
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]	110	82
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[6]	115	82
	Apache Corp. 5.10% 9/1/2040	30	24
	Apache Corp. 5.35% 7/1/2049	25	19
	Apple, Inc. 3.35% 8/8/2032	1,600	1,493
	ARD Finance SA 6.50% Cash 6/30/2027[6,9]	210	170
	Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[6]	245	213
	Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[1]	1,921	643
	Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[1]	3,025	910
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[6]	55	48
	Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.688% 8/2/2029[7,8]	120	108
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[6]	160	157
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]	55	49
	AssuredPartners, Inc. 7.00% 8/15/2025[6]	120	119
	AssuredPartners, Inc. 5.625% 1/15/2029[6]	365	316
	AstraZeneca PLC 3.50% 8/17/2023	2,700	2,693
	AT&T, Inc. 3.50% 9/15/2053	2,070	1,467
	Atkore, Inc. 4.25% 6/1/2031[6]	25	22
	Atlantic Aviation FBO, Inc., Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.967% 9/22/2028[7,8]	148	147
	Avantor Funding, Inc. 4.625% 7/15/2028[6]	160	148
	Avantor Funding, Inc. 3.875% 11/1/2029[6]	90	79
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,6]	1,817	1,779
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,6]	996	995
	B&G Foods, Inc. 5.25% 4/1/2025	65	62
	B&G Foods, Inc. 5.25% 9/15/2027	220	191
	Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% % on 10/22/2024)[1]	847	809
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	5,855
	Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	3,745	3,346
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,780	3,825
	Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]	2,350	2,293
	Barclays PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[1]	1,290	1,259
	BAT Capital Corp. 2.789% 9/6/2024	1,150	1,107
	BAT Capital Corp. 3.215% 9/6/2026	955	888
	BAT Capital Corp. 3.557% 8/15/2027	1,545	1,422
	BAT Capital Corp. 3.462% 9/6/2029	1,150	997
	Bath & Body Works, Inc. 6.625% 10/1/2030[6]	120	116
	Bath & Body Works, Inc. 6.875% 11/1/2035	75	69
	Bausch Health Americas, Inc. 9.25% 4/1/2026[6]	80	67
	Bausch Health Companies, Inc. 5.50% 11/1/2025[6]	75	66
	Bausch Health Companies, Inc. 14.00% 10/15/2030[6]	160	96
	Bausch Health Companies, Inc. 5.25% 2/15/2031[6]	145	61
	Beasley Mezzanine Holdings, LLC 8.625% 2/1/2026[6]	30	20
	Becton, Dickinson and Company 4.298% 8/22/2032	320	304
	Berkshire Hathaway Energy Company 2.85% 5/15/2051	300	194
	Berkshire Hathaway Energy Company 4.60% 5/1/2053	117	100
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[6]	400	357
	Blue Racer Midstream, LLC 7.625% 12/15/2025[6]	65	66

American Funds Insurance Series 201

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	BMC Software, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 10.717% 2/27/2026[7,8]	USD25	$24
	BMW US Capital, LLC 3.90% 4/9/2025[6]	900	878
	BMW US Capital, LLC 4.15% 4/9/2030[6]	900	861
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,6]	700	584
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,6]	1,275	1,045
	Boeing Co. 5.15% 5/1/2030	2,855	2,829
	Boeing Co. 3.625% 2/1/2031	1,127	1,015
	Bombardier, Inc. 7.125% 6/15/2026[6]	60	60
	Bombardier, Inc. 6.00% 2/15/2028[6]	65	62
	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[6]	43	39
	Booz Allen Hamilton, Inc. 4.00% 7/1/2029[6]	32	29
	Boxer Parent Co., Inc. 9.125% 3/1/2026[6]	160	159
	Boyd Gaming Corp. 4.75% 12/1/2027	120	114
	Boyd Gaming Corp. 4.75% 6/15/2031[6]	45	40
	Boyne USA, Inc. 4.75% 5/15/2029[6]	107	97
	BPCE 5.15% 7/21/2024[6]	1,800	1,768
	Brazil (Federative Republic of) 6.00% 10/20/2033	1,600	1,585
	British Columbia (Province of) 4.20% 7/6/2033	1,240	1,238
	Broadcom, Inc. 4.00% 4/15/2029[6]	250	231
	Broadcom, Inc. 3.419% 4/15/2033[6]	698	584
	Broadcom, Inc. 3.469% 4/15/2034[6]	48	39
	Broadcom, Inc. 3.137% 11/15/2035[6]	185	142
	Broadcom, Inc. 3.75% 2/15/2051[6]	926	682
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[6]	50	42
	BWX Technologies, Inc. 4.125% 4/15/2029[6]	195	176
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[5,6,8]	1,310	1,269
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[5,6,8]	989	960
	Caesars Entertainment, Inc. 6.25% 7/1/2025[6]	35	35
	Caesars Entertainment, Inc. 4.625% 10/15/2029[6]	15	13
	Caesars Entertainment, Inc. 7.00% 2/15/2030[6]	209	210
	Caesars Entertainment, Inc., Term Loan B,
	(3-month USD CME Term SOFR + 3.25%) 8.452% 2/6/2030[6,7,8]	15	15
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,6]	2,150	2,147
	California Resources Corp. 7.125% 2/1/2026[6]	100	101
	Callon Petroleum Co. 7.50% 6/15/2030[6]	30	28
	Canadian Pacific Railway Co. 3.10% 12/2/2051	1,378	979
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]	90	73
	Carnival Corp. 6.00% 5/1/2029[6]	100	89
	CCO Holdings, LLC 5.125% 5/1/2027[6]	125	117
	CCO Holdings, LLC 4.75% 3/1/2030[6]	135	116
	CCO Holdings, LLC 4.50% 8/15/2030[6]	255	213
	CCO Holdings, LLC 4.25% 2/1/2031[6]	155	126
	CCO Holdings, LLC 4.50% 6/1/2033[6]	162	127
	CCO Holdings, LLC 4.25% 1/15/2034[6]	70	53
	Cedar Fair, LP 5.50% 5/1/2025[6]	120	119
	Centene Corp. 2.45% 7/15/2028	40	34
	Centene Corp. 4.625% 12/15/2029	325	299
	Centene Corp. 2.50% 3/1/2031	65	52
	Central Garden & Pet Co. 4.125% 10/15/2030	74	62
	Central Garden & Pet Co. 4.125% 4/30/2031[6]	110	91
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[6]	35	32
	Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,431
	Cheniere Energy Partners, LP 4.50% 10/1/2029	160	147
	Cheniere Energy Partners, LP 4.00% 3/1/2031	75	66
	Cheniere Energy Partners, LP 3.25% 1/31/2032	26	21
	Chesapeake Energy Corp. 4.875% 4/15/2022[3]	915	21
	Chesapeake Energy Corp. 5.875% 2/1/2029[6]	130	124
	Chesapeake Energy Corp. 6.75% 4/15/2029[6]	30	30
	Chord Energy Corp. 6.375% 6/1/2026[6]	15	15

202 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Chubb INA Holdings, Inc. 3.35% 5/3/2026	USD195	$188
(continued)	Chubb INA Holdings, Inc. 4.35% 11/3/2045	425	385
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[5,6,8]	1,240	1,240
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[5,6,8]	805	820
	Civitas Resources, Inc. 8.75% 7/1/2031[6]	90	91
	Clarios Global, LP 6.25% 5/15/2026[6]	44	44
	Clarios Global, LP 8.50% 5/15/2027[6]	50	50
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]	45	40
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]	5	4
	Clean Harbors, Inc. 6.375% 2/1/2031[6]	60	60
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]	100	88
	Cloud Software Group, Inc. 6.50% 3/31/2029[6]	235	209
	Cloud Software Group, Inc. 9.00% 9/30/2029[6]	125	109
	CMS Energy Corp. 3.875% 3/1/2024	100	99
	CMS Energy Corp. 3.00% 5/15/2026	1,200	1,124
	CNX Resources Corp. 7.25% 3/14/2027[6]	240	238
	Coinbase Global, Inc. 3.375% 10/1/2028[6]	55	37
	Coinbase Global, Inc. 3.625% 10/1/2031[6]	85	50
	Colombia (Republic of) 3.875% 4/25/2027	350	318
	Comcast Corp. 4.80% 5/15/2033	4,100	4,059
	Commonwealth Bank of Australia 2.688% 3/11/2031[6]	4,650	3,649
	CommScope Technologies, LLC 6.00% 6/15/2025[6]	160	149
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	307	269
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	65	53
	Comstock Resources, Inc. 6.75% 3/1/2029[6]	110	101
	Comstock Resources, Inc. 5.875% 1/15/2030[6]	65	57
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.367% 5/25/2043[5,6,8]	1,819	1,829
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[5,6,8]	1,165	1,169
	ConocoPhillips Co. 5.30% 5/15/2053	761	775
	Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[9]	1,116	661
	Constellium SE 3.75% 4/15/2029[6]	125	106
	Consumers Energy Co. 3.375% 8/15/2023	345	344
	Consumers Energy Co. 3.60% 8/15/2032	1,600	1,444
	Corebridge Financial, Inc. 3.90% 4/5/2032	748	651
	CoreLogic, Inc. 4.50% 5/1/2028[6]	364	294
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 6/4/2029[7,8]	65	53
	Corporate Office Properties, LP 2.75% 4/15/2031	1,212	922
	Coty, Inc. 4.75% 1/15/2029[6]	65	60
	Covanta Holding Corp. 4.875% 12/1/2029[6]	25	22
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[5,6]	333	328
	Crédit Agricole SA 4.375% 3/17/2025[6]	1,100	1,060
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,6]	2,675	2,464
	Crescent Energy Finance, LLC 9.25% 2/15/2028[6]	188	183
	Crestwood Midstream Partners, LP 6.00% 2/1/2029[6]	55	51
	Crestwood Midstream Partners, LP 8.00% 4/1/2029[6]	100	101
	Crestwood Midstream Partners, LP 7.375% 2/1/2031[6]	14	14
	Crown Castle, Inc. 2.50% 7/15/2031	767	631
	CSX Corp. 3.80% 4/15/2050	75	60
	CVR Partners, LP 6.125% 6/15/2028[6]	65	57
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	725	686
	Danske Bank AS 3.875% 9/12/2023[6]	1,675	1,669
	Darling Ingredients, Inc. 6.00% 6/15/2030[6]	180	176
	Deluxe Corp. 8.00% 6/1/2029[6]	20	16
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	757
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	1,160	998
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,184
	Development Bank of Mongolia, LLC 7.25% 10/23/2023	1,980	1,973
	Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[6,8,9]	25	24

American Funds Insurance Series 203

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[9]	USD22	$21
(continued)	Diamond Sports Group, LLC 6.625% 8/15/2027[3,6]	310	8
	Diebold Nixdorf, Inc. 9.375% 7/15/2025[3,6]	309	57
	Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[7,8]	198	187
	Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[7,8]	129	122
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[3,7,8]	93	17
	DIRECTV Financing, LLC 5.875% 8/15/2027[6]	50	45
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.217% 8/2/2027[7,8]	97	95
	DISH DBS Corp. 5.25% 12/1/2026[6]	15	12
	DISH Network Corp. 11.75% 11/15/2027[6]	260	254
	Dominican Republic 5.50% 1/27/2025[6]	1,375	1,355
	Dominican Republic 8.625% 4/20/2027[6]	225	235
	Dominican Republic 5.50% 2/22/2029[6]	350	328
	Dominican Republic 6.40% 6/5/2049[6]	813	695
	Ecopetrol SA 6.875% 4/29/2030	1,445	1,319
	Edison International 4.125% 3/15/2028	2,390	2,232
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	87
	Electricité de France SA 6.25% 5/23/2033[6]	800	814
	Electricité de France SA 4.875% 9/21/2038[6]	795	669
	Electricité de France SA 6.90% 5/23/2053[6]	600	622
	Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,6]	300	308
	Eli Lilly and Co. 4.70% 2/27/2033	1,118	1,133
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]	830	654
	Enbridge, Inc. 4.00% 10/1/2023	600	598
	Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[6]	205	152
	Enel Finance International NV 1.375% 7/12/2026[6]	1,248	1,102
	Enel Finance International NV 1.875% 7/12/2028[6]	1,227	1,030
	Enfragen Energia Sur SA 5.375% 12/30/2030	264	172
	Entegris Escrow Corp. 4.75% 4/15/2029[6]	45	42
	Entergy Corp. 0.90% 9/15/2025	750	674
	Entergy Louisiana, LLC 4.75% 9/15/2052	1,275	1,172
	Enviri Corp. 5.75% 7/31/2027[6]	145	126
	EQM Midstream Partners, LP 6.50% 7/1/2027[6]	225	222
	EQM Midstream Partners, LP 7.50% 6/1/2030[6]	45	46
	EQM Midstream Partners, LP 6.50% 7/15/2048	40	36
	Equinix, Inc. 1.80% 7/15/2027	1,145	993
	Equinix, Inc. 2.15% 7/15/2030	3,216	2,603
	EquipmentShare.com, Inc. 9.00% 5/15/2028[6]	60	58
	Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	3,910	2,712
	Export-Import Bank of Korea 5.125% 1/11/2033	1,175	1,205
	Fair Isaac Corp. 4.00% 6/15/2028[6]	35	32
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[5]	1,868	1,652
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]	115	114
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]	20	19
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]	70	69
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[5]	5,701	5,589
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]	261	260
	Fertitta Entertainment, LLC 4.625% 1/15/2029[6]	25	22
	Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	25	21
	First Quantum Minerals, Ltd. 6.875% 3/1/2026[6]	325	320
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	240	234
	First Student Bidco, Inc. 4.00% 7/31/2029[6]	45	38
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	1,800	1,711
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[6]	2,325	2,048
	Ford Motor Co. 3.25% 2/12/2032	20	16
	Ford Motor Co. 6.10% 8/19/2032	60	58
	Ford Motor Credit Co., LLC 3.81% 1/9/2024	290	286

204 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Ford Motor Credit Co., LLC 2.90% 2/16/2028	USD200	$171
(continued)	Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	107
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[5]	3,975	3,778
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[5]	4,004	3,436
	Freddie Mac Pool #RB5111 2.00% 5/1/2041[5]	6,322	5,404
	Freddie Mac Pool #QE6084 5.00% 7/1/2052[5]	1,187	1,166
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[5]	3,793	3,720
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]	310	309
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]	3,315	3,250
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]	820	817
	FXI Holdings, Inc. 12.25% 11/15/2026[6]	497	451
	Gartner, Inc. 3.75% 10/1/2030[6]	70	61
	General Motors Financial Co., Inc. 1.05% 3/8/2024	725	701
	Genesis Energy, LP 8.00% 1/15/2027	125	122
	Genesis Energy, LP 8.875% 4/15/2030	38	37
	Georgia (Republic of) 2.75% 4/22/2026[6]	400	360
	Go Daddy Operating Co., LLC 3.50% 3/1/2029[6]	80	69
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	950
	Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	726	582
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[5]	2,883	2,462
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[5]	1,040	884
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]	785	604
	State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	1,780	1,312
	Gray Escrow II, Inc. 5.375% 11/15/2031[6]	30	20
	Group 1 Automotive, Inc. 4.00% 8/15/2028[6]	115	101
	Grupo Energia Bogota SA ESP 4.875% 5/15/2030[6]	660	598
	Hanesbrands, Inc. 4.875% 5/15/2026[6]	10	9
	Hanesbrands, Inc. 9.00% 2/15/2031[6]	17	17
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.852% 3/8/2030[7,8]	39	39
	Harvest Midstream I, LP 7.50% 9/1/2028[6]	25	25
	HCA, Inc. 5.625% 9/1/2028	120	120
	HealthEquity, Inc. 4.50% 10/1/2029[6]	80	71
	Hess Midstream Operations, LP 5.50% 10/15/2030[6]	34	31
	Hightower Holding, LLC 6.75% 4/15/2029[6]	235	203
	Hilcorp Energy I, LP 6.00% 4/15/2030[6]	105	96
	Hilton Domestic Operating Co., Inc. 5.375% 5/1/2025[6]	55	54
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	23
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]	115	100
	Honduras (Republic of) 6.25% 1/19/2027	2,083	1,901
	Honduras (Republic of) 5.625% 6/24/2030	958	777
	Howard Hughes Corp. 5.375% 8/1/2028[6]	275	245
	Howard Hughes Corp. 4.125% 2/1/2029[6]	195	162
	Howard Hughes Corp. 4.375% 2/1/2031[6]	120	96
	Howmet Aerospace, Inc. 5.95% 2/1/2037	95	97
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[1]	305	290
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]	4,172	4,014
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,700	1,635
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	921	743
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,200	1,245
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.625% 2/24/2025[8]	363	342
	Huarong Finance II Co., Ltd. 5.50% 1/16/2025	880	837
	Huarong Finance II Co., Ltd. 5.00% 11/19/2025	1,007	930
	HUB International, Ltd. 7.00% 5/1/2026[6]	304	304
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.40% 6/20/2030[7,8]	39	39
	Hyundai Capital America 0.875% 6/14/2024[6]	1,200	1,145
	Hyundai Capital America 1.50% 6/15/2026[6]	2,375	2,105
	Hyundai Capital America 1.65% 9/17/2026[6]	269	237
	Hyundai Capital America 5.60% 3/30/2028[6]	1,380	1,374

American Funds Insurance Series 205

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Hyundai Capital America 2.00% 6/15/2028[6]	USD600	$505
(continued)	Indonesia Asahan Aluminium (Persero) PT 5.71% 11/15/2023	960	956
	Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[6]	500	485
	Ingles Markets, Inc. 4.00% 6/15/2031[6]	140	118
	Intesa Sanpaolo SpA 5.017% 6/26/2024[6]	3,270	3,169
	Intesa Sanpaolo SpA 7.00% 11/21/2025[6]	225	227
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	55	48
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	235	212
	Israel (State of) 4.50% 1/17/2033	1,020	1,006
	Israel (State of) 3.375% 1/15/2050	1,470	1,108
	Israel (State of) 3.875% 7/3/2050	795	654
	JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]	45	44
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[1]	2,670	2,692
	Kantar Group, LLC, Term Loan B2, (3-month USD CME Term SOFR + 4.50%) 10.002% 12/4/2026[7,8]	64	60
	KB Home 6.875% 6/15/2027	50	51
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	110	87
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	185
	Korea Development Bank 4.375% 2/15/2028	2,100	2,059
	Korea Development Bank 4.375% 2/15/2033	2,010	1,955
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]	85	78
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[6]	140	124
	LABL, Inc. 10.50% 7/15/2027[6]	45	43
	LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[5,6]	247	246
	LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[5,6]	651	643
	Lamar Media Corp. 3.75% 2/15/2028	135	123
	Lamar Media Corp. 3.625% 1/15/2031	160	135
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]	140	125
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[6]	60	54
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]	110	94
	Levi Strauss & Co. 3.50% 3/1/2031[6]	115	95
	Lindblad Expeditions, LLC 6.75% 2/15/2027[6]	5	5
	Lithia Motors, Inc. 4.625% 12/15/2027[6]	120	112
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[6]	130	121
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,197
	LPL Holdings, Inc. 4.625% 11/15/2027[6]	410	385
	LSB Industries, Inc. 6.25% 10/15/2028[6]	165	147
	LSC Communications, Inc. 8.75% 10/15/2023[3,6,10]	430	1
	Marriott International, Inc. 2.75% 10/15/2033	5	4
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]	45	39
	Mastercard, Inc. 2.00% 11/18/2031	600	496
	Medline Borrower, LP 5.25% 10/1/2029[6]	155	135
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.352% 10/23/2028[7,8]	55	54
	Meituan 2.125% 10/28/2025	1,730	1,581
	Methanex Corp. 5.125% 10/15/2027	55	51
	Methanex Corp. 5.25% 12/15/2029	170	155
	MGM Resorts International 5.50% 4/15/2027	90	86
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]	115	99
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	32	32
	Mineral Resources, Ltd. 8.00% 11/1/2027[6]	155	155
	Mineral Resources, Ltd. 8.50% 5/1/2030[6]	25	25
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	1,736	1,626
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,6]	761	754
	Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[5,6]	225	223
	Molina Healthcare, Inc. 4.375% 6/15/2028[6]	80	74
	Molina Healthcare, Inc. 3.875% 11/15/2030[6]	75	65
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	1,938
	Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,396	1,090

206 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	MSCI, Inc. 3.875% 2/15/2031[6]	USD255	$221
(continued)	MSCI, Inc. 3.625% 11/1/2031[6]	350	299
	MSCI, Inc. 3.25% 8/15/2033[6]	33	27
	Murphy Oil USA, Inc. 4.75% 9/15/2029	48	44
	Nabors Industries, Inc. 7.375% 5/15/2027[6]	55	52
	Nasdaq, Inc. 5.95% 8/15/2053	113	116
	Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[6]	135	110
	Navient Corp. 5.00% 3/15/2027	45	40
	Navient Corp. 4.875% 3/15/2028	145	124
	NBM US Holdings, Inc. 7.00% 5/14/2026[2]	1,525	1,480
	NCL Corp., Ltd. 5.875% 2/15/2027[6]	80	78
	NCR Corp. 5.25% 10/1/2030[6]	15	13
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]	85	79
	Netflix, Inc. 4.875% 4/15/2028	45	45
	Netflix, Inc. 4.875% 6/15/2030[6]	225	222
	New Fortress Energy, Inc. 6.75% 9/15/2025[6]	50	47
	New Fortress Energy, Inc. 6.50% 9/30/2026[6]	255	228
	New York Life Global Funding 1.20% 8/7/2030[6]	2,725	2,113
	Newell Brands, Inc. 4.70% 4/1/2026	80	75
	Nexstar Media, Inc. 4.75% 11/1/2028[6]	165	143
	NFP Corp. 6.875% 8/15/2028[6]	105	91
	NGL Energy Operating, LLC 7.50% 2/1/2026[6]	215	212
	Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]	180	173
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[6]	150	147
	NorthRiver Midstream Finance, LP 5.625% 2/15/2026[6]	105	98
	Nova Chemicals Corp. 5.25% 6/1/2027[6]	20	18
	Novelis Corp. 4.75% 1/30/2030[6]	80	71
	Novelis Corp. 3.875% 8/15/2031[6]	20	16
	NuStar Logistics, LP 5.625% 4/28/2027	80	77
	Occidental Petroleum Corp. 6.375% 9/1/2028	194	197
	Occidental Petroleum Corp. 6.625% 9/1/2030	95	99
	Occidental Petroleum Corp. 6.125% 1/1/2031	40	41
	Occidental Petroleum Corp. 6.45% 9/15/2036	35	36
	Occidental Petroleum Corp. 6.20% 3/15/2040	10	10
	Occidental Petroleum Corp. 6.60% 3/15/2046	15	15
	Oleoducto Central SA 4.00% 7/14/2027	630	552
	Open Text Corp. 3.875% 2/15/2028[6]	25	22
	Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.702% 1/31/2030[7,8]	154	155
	Option Care Health, Inc. 4.375% 10/31/2029[6]	25	22
	Oracle Corp. 2.65% 7/15/2026	2,327	2,152
	Oracle Corp. 3.25% 11/15/2027	1,880	1,745
	Oracle Corp. 3.95% 3/25/2051	22	17
	Orange 9.00% 3/1/2031[1]	2,434	2,990
	Oxford Finance, LLC 6.375% 2/1/2027[6]	20	19
	Pacific Gas and Electric Co. 4.65% 8/1/2028	542	502
	Pacific Gas and Electric Co. 3.30% 8/1/2040	6,850	4,624
	Panama (Republic of) 3.75% 4/17/2026	465	458
	Panama (Republic of) 6.40% 2/14/2035	850	889
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]	65	56
	Party City Holdings, Inc. 8.75% 2/15/2026[3,6]	5	1
	Party City Holdings, Inc., Term Loan DIP, 15.05% 7/19/2023[7,8]	1	1
	Performance Food Group, Inc. 5.50% 10/15/2027[6]	11	11
	Peru (Republic of) 2.392% 1/23/2026	500	467
	Petrobras Global Finance BV 6.75% 6/3/2050	29	26
	Petrobras Global Finance BV 5.50% 6/10/2051	21	17
	Petroleos Mexicanos 4.625% 9/21/2023	714	708
	Petroleos Mexicanos 4.875% 1/18/2024	1,700	1,672
	Petroleos Mexicanos 6.875% 10/16/2025	660	635
	Petroleos Mexicanos 6.875% 8/4/2026	1,410	1,318
	Petroleos Mexicanos 6.84% 1/23/2030	681	542
	Petroleos Mexicanos 6.70% 2/16/2032	779	593

American Funds Insurance Series 207

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	USD2,128	$2,121
(continued)	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	196
	PG&E Corp. 5.00% 7/1/2028	145	133
	PG&E Corp. 5.25% 7/1/2030	175	157
	Philip Morris International, Inc. 5.125% 11/17/2027	315	316
	Philip Morris International, Inc. 5.625% 11/17/2029	420	428
	Philip Morris International, Inc. 2.10% 5/1/2030	634	525
	Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,592
	Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,380
	Post Holdings, Inc. 5.625% 1/15/2028[6]	85	82
	Post Holdings, Inc. 5.50% 12/15/2029[6]	80	74
	Post Holdings, Inc. 4.625% 4/15/2030[6]	444	390
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[5,6]	613	611
	Procter & Gamble Company 3.00% 3/25/2030	338	313
	Qatar Energy 3.125% 7/12/2041[6]	2,895	2,221
	Qatar Energy 3.30% 7/12/2051[6]	2,942	2,166
	Radiology Partners, Inc. 9.25% 2/1/2028[6]	245	90
	Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[7,8]	10	8
	Range Resources Corp. 4.75% 2/15/2030[6]	145	130
	Raptor Acquisition Corp. 4.875% 11/1/2026[6]	180	170
	Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[6]	25	21
	Regal Rexnord Corp. 6.40% 4/15/2033[6]	140	140
	RHP Hotel Properties, LP 7.25% 7/15/2028[6]	80	81
	RHP Hotel Properties, LP 4.50% 2/15/2029[6]	15	13
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[6]	55	57
	RLJ Lodging Trust, LP 4.00% 9/15/2029[6]	25	21
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]	20	18
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[6]	40	37
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	75	70
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]	160	171
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[6]	4	4
	RP Escrow Issuer, LLC 5.25% 12/15/2025[6]	190	140
	Russian Federation 4.25% 6/23/2027[3]	1,400	574
	Ryan Specialty Group, LLC 4.375% 2/1/2030[6]	45	40
	Sabre GLBL, Inc. 11.25% 12/15/2027[6]	75	64
	Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,380
	Scentre Group Trust 1 3.50% 2/12/2025[6]	210	202
	Scentre Group Trust 1 3.75% 3/23/2027[6]	110	103
	Scientific Games Holdings, LP 6.625% 3/1/2030[6]	46	41
	Scientific Games International, Inc. 7.00% 5/15/2028[6]	20	20
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]	115	103
	Scotts Miracle-Gro Co. 4.50% 10/15/2029	140	120
	Scotts Miracle-Gro Co. 4.375% 2/1/2032	55	43
	Serbia (Republic of) 6.25% 5/26/2028[6]	740	738
	ServiceNow, Inc. 1.40% 9/1/2030	1,830	1,450
	Simmons Foods, Inc. 4.625% 3/1/2029[6]	160	128
	Sirius XM Radio, Inc. 3.125% 9/1/2026[6]	50	45
	Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	195	170
	Sirius XM Radio, Inc. 3.875% 9/1/2031[6]	170	132
	SM Energy Co. 6.50% 7/15/2028	45	43
	Sonic Automotive, Inc. 4.625% 11/15/2029[6]	45	38
	Sonic Automotive, Inc. 4.875% 11/15/2031[6]	20	16
	Southern California Edison Co. 2.85% 8/1/2029	200	175
	Southwestern Energy Co. 5.70% 1/23/2025[1]	110	110
	Southwestern Energy Co. 8.375% 9/15/2028	30	31
	Southwestern Energy Co. 5.375% 3/15/2030	135	126
	Southwestern Energy Co. 4.75% 2/1/2032	105	93
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	17	18
	Sprint Corp. 7.625% 3/1/2026	130	135
	Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[3]	2,890	1,318
	Stellantis Finance US, Inc. 1.711% 1/29/2027[6]	1,500	1,315

208 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	USD2,560	$2,584
(continued)	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	453	362
	Stericycle, Inc. 3.875% 1/15/2029[6]	110	98
	Sunoco, LP 4.50% 5/15/2029	290	258
	Sunoco, LP 4.50% 4/30/2030	35	31
	Surgery Center Holdings, Inc. 10.00% 4/15/2027[6]	103	105
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,3]	12	1
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,6]	800	767
	Talen Energy Supply, LLC 8.625% 6/1/2030[6]	94	97
	Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	3,450	2,267
	Tenet Healthcare Corp. 6.125% 10/1/2028	25	24
	Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	2,789	2,773
	The Bank of Nova Scotia 2.45% 2/2/2032	2,100	1,713
	The Cigna Group 2.375% 3/15/2031	375	315
	The Dun & Bradstreet Corp. 5.00% 12/15/2029[6]	47	42
	Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.842% 9/29/2028[7,8]	244	229
	T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	928
	Toyota Motor Credit Corp. 3.375% 4/1/2030	453	417
	TransDigm, Inc. 6.25% 3/15/2026[6]	65	65
	TransDigm, Inc. 5.50% 11/15/2027	45	43
	TransDigm, Inc. 4.875% 5/1/2029	80	72
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[6]	61	60
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[6]	102	104
	Transocean, Inc. 8.75% 2/15/2030[6]	40	41
	Transocean, Inc. 6.80% 3/15/2038	35	24
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,10]	100	88
	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[5,6]	379	371
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,6]	251	241
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,6]	100	95
	Triumph Group, Inc. 9.00% 3/15/2028[6]	71	73
	State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	1,410	1,035
	U.S. Treasury 0.75% 8/31/2026	4,361	3,890
	U.S. Treasury 0.875% 9/30/2026	11,098	9,929
	U.S. Treasury 1.125% 10/31/2026	1,698	1,527
	U.S. Treasury 2.50% 3/31/2027	9,560	8,958
	U.S. Treasury 3.625% 3/31/2028	20	20
	U.S. Treasury 3.625% 5/31/2028[11]	42,769	41,828
	U.S. Treasury 1.625% 8/15/2029	383	334
	U.S. Treasury 1.375% 11/15/2031[11]	15,508	12,780
	U.S. Treasury 3.375% 5/15/2033	1,975	1,908
	U.S. Treasury 1.125% 5/15/2040[11]	6,190	4,014
	U.S. Treasury 1.75% 8/15/2041	4,650	3,268
	U.S. Treasury 3.875% 5/15/2043	1,600	1,565
	U.S. Treasury 3.00% 8/15/2048	5,045	4,254
	U.S. Treasury 2.00% 8/15/2051	5,755	3,918
	U.S. Treasury 3.00% 8/15/2052[11]	6,370	5,411
	U.S. Treasury 4.00% 11/15/2052	1,072	1,100
	U.S. Treasury 3.625% 2/15/2053[11]	25,826	24,760
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4]	3,297	2,198
	UBS Group AG 1.008% 7/30/2024 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,6]	1,950	1,942
	UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,6]	2,265	2,215
	UKG, Inc., Term Loan, (1-month USD CME Term SOFR + 4.50%) 4.50% 5/4/2026[7,8]	75	75
	UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.271% 5/3/2027[7,8]	75	73
	Ukraine 7.75% 9/1/2024[3]	6,210	1,615
	Ukraine 7.75% 9/1/2026[3]	1,570	382

American Funds Insurance Series 209

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars	Ukraine 6.876% 5/21/2031[3]	USD1,269	$293
(continued)	Uniform Mortgage-Backed Security 2.00% 7/1/2038[5,12]	3,075	2,725
	Uniform Mortgage-Backed Security 2.00% 7/1/2053[5,12]	9,600	7,831
	Uniform Mortgage-Backed Security 2.50% 7/1/2053[5,12]	10,995	9,325
	Uniform Mortgage-Backed Security 3.00% 7/1/2053[5,12]	277	244
	Uniform Mortgage-Backed Security 3.50% 7/1/2053[5,12]	32,639	29,746
	Uniform Mortgage-Backed Security 4.00% 7/1/2053[5,12]	6,410	6,016
	Uniform Mortgage-Backed Security 4.50% 7/1/2053[5,12]	29,613	28,472
	Uniform Mortgage-Backed Security 5.00% 7/1/2053[5,12]	4,191	4,107
	Uniform Mortgage-Backed Security 5.50% 7/1/2053[5,12]	8,696	8,654
	Uniform Mortgage-Backed Security 6.00% 7/1/2053[5,12]	16,005	16,148
	Uniform Mortgage-Backed Security 2.50% 8/1/2053[5,12]	14,100	11,976
	Uniform Mortgage-Backed Security 3.00% 8/1/2053[5,12]	1,660	1,463
	Uniform Mortgage-Backed Security 4.00% 8/1/2053[5,12]	4,000	3,757
	United Mexican States 6.338% 5/4/2053	425	434
	United Natural Foods, Inc. 6.75% 10/15/2028[6]	85	71
	Univision Communications, Inc. 4.50% 5/1/2029[6]	250	215
	US Foods, Inc. 4.625% 6/1/2030[6]	35	31
	Vail Resorts, Inc. 6.25% 5/15/2025[6]	120	120
	Valvoline, Inc. 3.625% 6/15/2031[6]	85	69
	Venator Finance SARL 9.50% 7/1/2025[3,6]	185	142
	Venator Finance SARL 5.75% 7/15/2025[3,6]	140	3
	Venator Finance SARL, Term Loan, 15.05% 9/14/2023[7,8]	39	41
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	35	31
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]	31	31
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	125	108
	Verizon Communications, Inc. 3.15% 3/22/2030	575	511
	Verizon Communications, Inc. 2.55% 3/21/2031	2,100	1,754
	Verizon Communications, Inc. 2.355% 3/15/2032	3,500	2,816
	VICI Properties, LP 4.375% 5/15/2025	1,563	1,512
	VICI Properties, LP 4.625% 12/1/2029[6]	15	14
	VICI Properties, LP 4.125% 8/15/2030[6]	420	370
	VZ Secured Financing BV 5.00% 1/15/2032[6]	200	161
	W&T Offshore, Inc. 11.75% 2/1/2026[6]	55	55
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	917	814
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	1,928	1,626
	Warrior Met Coal, Inc. 7.875% 12/1/2028[6]	140	141
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[6]	320	299
	WEA Finance, LLC 3.75% 9/17/2024[6]	535	505
	Weatherford International, Ltd. 6.50% 9/15/2028[6]	65	65
	Weatherford International, Ltd. 8.625% 4/30/2030[6]	93	95
	Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	5,788	5,408
	Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	1,600	1,405
	WESCO Distribution, Inc. 7.125% 6/15/2025[6]	180	182
	WESCO Distribution, Inc. 7.25% 6/15/2028[6]	200	204
	Western Midstream Operating, LP 3.35% 2/1/2025[1]	85	81
	Western Midstream Operating, LP 6.15% 4/1/2033	30	30
	Western Midstream Operating, LP 5.50% 2/1/2050[1]	25	21
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,6]	1,485	1,480
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,6]	278	275
	Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[5,6]	60	59
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	1,250	1,169
	WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[6,9]	37	16
	WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[6,9]	30	27
	WMG Acquisition Corp. 3.75% 12/1/2029[6]	125	108
	WMG Acquisition Corp. 3.875% 7/15/2030[6]	135	117
	WMG Acquisition Corp. 3.00% 2/15/2031[6]	80	65
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,10]	105	101
	Wynn Las Vegas, LLC 5.50% 3/1/2025[6]	110	108
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]	43	43

210 American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount (000)	Value (000)
U.S. dollars (continued)	Yahoo Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.717% 9/1/2027[7,8]		USD110	$105
	Ziggo Bond Co. BV 5.125% 2/28/2030[6]		200	152
	Ziggo BV 4.875% 1/15/2030[6]		300	249

				597,610

	Total bonds, notes & other debt instruments (cost: $1,474,574,000)			1,358,705

Investment funds 3.45%			Shares
U.S. dollars	Capital Group Central Corporate Bond Fund[13]		6,083,317	50,370

3.45%	Total investment funds (cost: $48,003,000)			50,370

Preferred securities 0.00%
U.S. dollars	ACR III LSC Holdings, LLC, Series B, preferred shares[6,10,14]		48	36

0.00%	Total preferred securities (cost: $49,000)			36

Common stocks 0.02%
U.S. dollars	Constellation Oil Services Holding SA, Class B-1[10,14]		1,214,969	133
0.02%	Altera Infrastructure, LP10,14		1,308	110
	Talen Energy Corp.[14]		575	29
	WeWork, Inc., Class A14		8,100	2
	Bighorn Permian Resources, LLC[10]		531	—	[15]

	Total common stocks (cost: $577,000)			274

Short-term securities 12.40%
Money market investments 10.84%
	Capital Group Central Cash Fund 5.15%[13,16]		1,581,248	158,141

		Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 1.56%
	Japan Treasury 2/20/2024	(0.103)%	JPY3,277,100	22,733

	Total short-term securities (cost: $182,566,000)			180,874

	Total investment securities 108.99% (cost: $1,705,769,000)			1,590,259
	Other assets less liabilities (8.99)%			(131,205)

	Net assets 100.00%			$1,459,054

American Funds Insurance Series 211

Capital World Bond Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
2 Year Euro-Schatz Futures	Short	327	September 2023	USD(37,413)	$117
2 Year U.S. Treasury Note Futures	Long	637	September 2023	129,530	(1,185)
5 Year Euro-Bobl Futures	Long	257	September 2023	32,449	(503)
5 Year U.S. Treasury Note Futures	Long	1,361	September 2023	145,755	(2,602)
10 Year Italy Government Bond Futures	Long	134	September 2023	16,978	(38)
10 Year Euro-Bund Futures	Short	202	September 2023	(29,479)	295
10 Year Japanese Government Bond Futures	Short	77	September 2023	(79,271)	(302)
10 Year Australian Treasury Bond Futures	Long	70	September 2023	5,417	(9)
10 Year U.S. Treasury Note Futures	Short	117	September 2023	(13,135)	177
10 Year Ultra U.S. Treasury Note Futures	Short	517	September 2023	(61,232)	599
10 Year UK Gilt Futures	Long	11	September 2023	1,331	— [15]
20 Year U.S. Treasury Bond Futures	Long	147	September 2023	18,655	34
30 Year Euro-Buxl Futures	Long	53	September 2023	8,074	81
30 Year Ultra U.S. Treasury Bond Futures	Short	109	September 2023	(14,848)	(134)

					$(3,470)

Forward currency contracts

	Contract amount					Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
ZAR	74,500	USD	3,952	UBS AG	7/3/2023	$6
USD	1,592	ZAR	30,500	Bank of New York Mellon	7/3/2023	(28)
USD	2,258	ZAR	44,000	UBS AG	7/3/2023	(79)
CAD	12,823	USD	9,476	Morgan Stanley	7/7/2023	204
USD	982	GBP	790	Bank of America	7/7/2023	(21)
EUR	8,530	USD	9,178	Morgan Stanley	7/10/2023	135
EUR	1,490	USD	1,600	Bank of America	7/10/2023	27
EUR	1,620	USD	1,745	Goldman Sachs	7/10/2023	24
MXN	140,350	USD	8,168	Bank of America	7/10/2023	15
HUF	1,284,310	EUR	3,427	JPMorgan Chase	7/10/2023	10
ILS	4,200	USD	1,125	Goldman Sachs	7/10/2023	9
EUR	5,100	CAD	7,368	HSBC Bank	7/10/2023	5
USD	2,482	EUR	2,270	BNP Paribas	7/10/2023	3
USD	1,301	EUR	1,190	HSBC Bank	7/10/2023	2
USD	1,669	COP	7,000,000	BNP Paribas	7/10/2023	(3)
EUR	1,340	USD	1,466	Bank of New York Mellon	7/10/2023	(3)
EUR	1,790	USD	1,959	Bank of America	7/10/2023	(5)
EUR	1,910	USD	2,093	Citibank	7/10/2023	(8)
USD	1,568	COP	6,600,000	Goldman Sachs	7/10/2023	(9)
USD	2,345	HUF	818,090	Goldman Sachs	7/10/2023	(44)
USD	4,414	GBP	3,530	HSBC Bank	7/10/2023	(69)
AUD	4,500	USD	3,096	Standard Chartered Bank	7/10/2023	(97)
USD	3,893	MXN	68,500	Morgan Stanley	7/10/2023	(101)
JPY	509,620	USD	3,677	Morgan Stanley	7/10/2023	(140)
USD	22,521	AUD	34,200	JPMorgan Chase	7/10/2023	(268)
AUD	12,970	USD	8,925	Bank of America	7/10/2023	(283)
BRL	3,800	USD	765	Citibank	7/11/2023	27
USD	3,988	NZD	6,561	HSBC Bank	7/11/2023	(38)
THB	368,000	USD	10,645	Citibank	7/14/2023	(215)
USD	16,894	KRW	21,690,694	HSBC Bank	7/17/2023	420

212 American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

	Contract amount					Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
PLN	27,850	USD	6,695	HSBC Bank	7/17/2023	$148
EUR	24,530	USD	26,656	Citibank	7/17/2023	135
PLN	20,540	EUR	4,566	HSBC Bank	7/17/2023	59
USD	7,169	IDR	107,102,850	JPMorgan Chase	7/17/2023	50
EUR	6,000	USD	6,511	BNP Paribas	7/17/2023	42
DKK	17,400	USD	2,525	UBS AG	7/17/2023	28
CZK	47,290	EUR	1,978	Barclays Bank PLC	7/17/2023	9
BRL	5,700	USD	1,179	Goldman Sachs	7/17/2023	8
EUR	1,440	USD	1,568	Standard Chartered Bank	7/17/2023	4
COP	9,234,000	USD	2,197	BNP Paribas	7/17/2023	3
USD	511	COP	2,147,484	BNP Paribas	7/17/2023	(1)
NZD	1,070	USD	666	JPMorgan Chase	7/17/2023	(9)
SEK	23,400	USD	2,182	BNP Paribas	7/17/2023	(10)
EUR	2,570	USD	2,818	Citibank	7/17/2023	(12)
SEK	22,100	USD	2,076	Standard Chartered Bank	7/17/2023	(26)
CNH	104,690	USD	14,672	Citibank	7/17/2023	(251)
CNH	146,967	USD	20,560	Citibank	7/17/2023	(316)
JPY	376,000	USD	2,637	Goldman Sachs	7/18/2023	(24)
JPY	2,902,270	USD	20,903	Morgan Stanley	7/18/2023	(731)
JPY	5,640,928	USD	40,542	HSBC Bank	7/18/2023	(1,334)
EUR	6,170	USD	6,788	Goldman Sachs	7/20/2023	(48)
EUR	10,720	USD	11,725	Morgan Stanley	7/21/2023	(14)
THB	170,870	USD	4,864	JPMorgan Chase	7/24/2023	(16)
THB	189,700	USD	5,401	Morgan Stanley	7/24/2023	(20)
USD	3,779	CAD	4,970	Bank of America	7/25/2023	26
USD	3,444	GBP	2,700	Bank of America	7/25/2023	14
MYR	8,560	USD	1,834	Standard Chartered Bank	7/25/2023	12
USD	748	NOK	7,930	BNP Paribas	7/25/2023	9
USD	2,068	MXN	35,480	Bank of America	7/25/2023	6
CHF	2,790	USD	3,127	UBS AG	7/25/2023	(1)
MXN	40,500	USD	2,359	HSBC Bank	7/25/2023	(5)
PLN	18,110	EUR	4,075	Standard Chartered Bank	7/25/2023	(5)
USD	23,076	MXN	398,073	Morgan Stanley	7/25/2023	(59)
EUR	7,190	PLN	31,970	UBS AG	7/26/2023	6
DKK	46,980	EUR	6,310	Bank of America	7/26/2023	1
JPY	182,300	USD	1,278	Morgan Stanley	7/26/2023	(9)
CNH	234,750	USD	32,488	HSBC Bank	7/26/2023	(126)
USD	14,773	DKK	100,190	HSBC Bank	7/27/2023	64
USD	3,942	ZAR	74,500	UBS AG	7/28/2023	(4)
USD	542	BRL	2,615	Citibank	8/4/2023	(1)
USD	5,446	BRL	26,395	JPMorgan Chase	10/2/2023	25
USD	4,698	BRL	22,770	Citibank	10/2/2023	22
USD	2,439	BRL	13,000	Citibank	12/29/2023	(201)
USD	232	BRL	1,255	Citibank	1/2/2024	(22)
USD	4,287	BRL	23,130	Citibank	1/2/2024	(409)
USD	8,868	BRL	48,887	Citibank	1/2/2024	(1,058)
USD	25,879	JPY	3,277,100	HSBC Bank	2/16/2024	2,283
JPY	3,277,100	USD	25,661	HSBC Bank	2/16/2024	(2,065)
USD	25,676	JPY	3,277,100	HSBC Bank	2/20/2024	2,065

						$(2,282)

American Funds Insurance Series 213

Capital World Bond Fund (continued)

Swap contracts

Interest rate swaps

  Centrally cleared interest rate swaps

Receive		Pay		Expiration date	Notional	Value at	Upfront premium		Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency		amount (000)	6/30/2023 (000)	paid (000)		at 6/30/2023 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD4,428	$(17)	$–		$(17)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	37,736	(147)	–		(147)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	13,908	(60)	–		(60)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	34,764	(149)	–		(149)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	5,734	(25)	–		(25)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	5,734	(26)	–		(26)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	6,295	(30)	–		(30)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	11,830	(68)	–		(68)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	11,817	(74)	–		(74)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	12,043	(77)	–		(77)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	12,093	(77)	–		(77)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	10,675	(79)	–		(79)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	12,176	(90)	–		(90)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	12,163	(90)	–		(90)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	12,163	(91)	–		(91)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	13,521	(101)	–		(101)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(128)	–		(128)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(128)	–		(128)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	1,440	(11)	–		(11)
2.628%	Annual	SONIA	Annual	7/28/2024	GBP21,600	(966)	–		(966)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD23,220	(424)	–		(424)
4.0285%	Annual	SOFR	Annual	2/10/2026	37,540	(461)	–		(461)
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026	MXN47,800	(196)	–		(196)
6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026	48,400	(203)	–		(203)
6.16%	28-day	28-day MXN-TIIE	28-day	6/9/2026	58,800	(250)	–	[15]	(250)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,000	(52)	–		(52)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	13,900	(52)	–		(52)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,200	(54)	–		(54)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	43,000	(158)	–		(158)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	14,100	(52)	–		(52)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	27,800	(104)	–		(104)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	62,600	(222)	–		(222)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	172,500	(614)	–		(614)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	28,900	(59)	–		(59)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	43,375	(86)	–		(86)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	89,445	(192)	–		(192)
9.40%	28-day	28-day MXN-TIIE	28-day	2/16/2028	259,800	577	–		577
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP7,810	(56)	–		(56)
4.98038%	Annual	SONIA	Annual	6/21/2028	15,850	(96)	–		(96)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD11,280	296	–		296
SOFR	Annual	3.4705%	Annual	2/10/2030	16,910	266	–		266
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP4,240	6	–		6
SONIA	Annual	4.36738%	Annual	6/21/2033	8,600	(3)	–		(3)

						$(4,623)	$–	[15]	$(4,623)

214 American Funds Insurance Series

Capital World Bond Fund (continued)

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD12,672	$(350)	$(146)	$(204)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	[17]	Value at 6/30/2023[18] (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)
1.00%	Quarterly	CDX.NA.IG.40	6/20/2028	USD66,201		$989	$567	$422

Investments in affiliates13

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Investment funds 3.45%
Capital Group Central Corporate Bond Fund	$48,676	$924	$–	$–	$770	$50,370	$924
Short-term securities 10.84%
Money market investments 10.84%
Capital Group Central Cash Fund 5.15%[16]	167	547,669	389,720	2	23	158,141	2,783

Total 14.29%				$2	$793	$208,511	$3,707

Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	$5,638	$5,384	.37%
Goldman Sachs Group, Inc. 1.00% 3/18/2033	5/19/2021	3,242	2,199	.15
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	5,992	5,296	.36
JPMorgan Chase & Co. 0.389% 2/24/2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1]	5/19/2020	3,392	3,041	.21
NBM US Holdings, Inc. 7.00% 5/14/2026	5/17/2023-5/19/2023	1,467	1,480	.10
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,10]	6/23/2023	101	101	.01

Total		$19,832	$17,501	1.20%

American Funds Insurance Series 215

Capital World Bond Fund (continued)

1 Step bond; coupon rate may change at a later date.

2 Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $17,501,000, which represented 1.20% of the net assets of the fund.

3 Scheduled interest and/or principal payment was not received.

4 Index-linked bond whose principal amount moves with a government price index.

5 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

6 Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $106,174,000, which represented 7.28% of the net assets of the fund.

7 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,165,000, which represented .15% of the net assets of the fund.

8 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

9 Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

10 Value determined using significant unobservable inputs.

11 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,003,000, which represented .82% of the net assets of the fund.

12 Purchased on a TBA basis.

13 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

14 Security did not produce income during the last 12 months.

15 Amount less than one thousand.

16 Rate represents the seven-day yield at 6/30/2023.

17 The maximum potential amount the fund may pay as a protection seller should a credit event occur.

18 The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviations

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DAC = Designated Activity Company

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

PEN = Peruvian nuevos soles

PIK = Payment In Kind

PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

RON = Romanian leu

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

UAH = Ukrainian hryvnia

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

216 American Funds Insurance Series

American High-Income Trust

Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 89.97%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 89.90%
Energy	Aethon United BR, LP 8.25% 2/15/2026[1]	USD295	$290
15.23%	Antero Midstream Partners, LP 5.375% 6/15/2029[1]	570	530
	Antero Resources Corp. 7.625% 2/1/2029[1]	244	248
	Antero Resources Corp. 5.375% 3/1/2030[1]	230	213
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	2,040	1,976
	Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	170	212
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	271	267
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	1,245	1,112
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	1,610	1,439
	Blue Racer Midstream, LLC 7.625% 12/15/2025[1]	496	502
	California Resources Corp. 7.125% 2/1/2026[1]	390	392
	Callon Petroleum Co. 7.50% 6/15/2030[1]	1,360	1,285
	Cheniere Energy Partners, LP 4.50% 10/1/2029	938	862
	Cheniere Energy Partners, LP 4.00% 3/1/2031	413	364
	Cheniere Energy Partners, LP 3.25% 1/31/2032	175	144
	Cheniere Energy, Inc. 4.625% 10/15/2028	1,341	1,254
	Chesapeake Energy Corp. 4.875% 4/15/2022[2]	4,300	97
	Chesapeake Energy Corp. 5.50% 2/1/2026[1]	790	771
	Chesapeake Energy Corp. 5.875% 2/1/2029[1]	2,190	2,082
	Chesapeake Energy Corp. 6.75% 4/15/2029[1]	755	750
	Chord Energy Corp. 6.375% 6/1/2026[1]	795	789
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	905	854
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	800	810
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	2,820	2,862
	CNX Midstream Partners, LP 4.75% 4/15/2030[1]	280	238
	CNX Resources Corp. 7.25% 3/14/2027[1]	1,168	1,157
	CNX Resources Corp. 6.00% 1/15/2029[1]	2,034	1,887
	CNX Resources Corp. 7.375% 1/15/2031[1]	1,111	1,082
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	1,230	1,127
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	1,260	1,095
	Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[3]	3,169	1,876
	Continental Resources, Inc. 5.75% 1/15/2031[1]	365	347
	Crescent Energy Finance, LLC 7.25% 5/1/2026[1]	500	470
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,757	1,706
	Crestwood Midstream Partners, LP 5.625% 5/1/2027[1]	290	275
	Crestwood Midstream Partners, LP 6.00% 2/1/2029[1]	365	341
	Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]	1,675	1,699
	Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]	447	441
	Devon Energy Corp. 5.875% 6/15/2028	202	201
	Devon Energy Corp. 4.50% 1/15/2030	493	465
	Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[1,3,4]	68	66
	Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[3]	62	59
	DT Midstream, Inc. 4.125% 6/15/2029[1]	1,503	1,320
	DT Midstream, Inc. 4.375% 6/15/2031[1]	307	265
	Earthstone Energy Holdings, LLC 9.875% 7/15/2031[1]	1,205	1,193
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	250	227
	Energean Israel Finance, Ltd. 4.50% 3/30/2024[1]	425	421
	Energean Israel Finance, Ltd. 4.875% 3/30/2026[1]	1,080	1,005
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	80	70
	Energean PLC 6.50% 4/30/2027[1]	380	347
	EPIC Crude Services, LP, Term Loan B, (3-month USD-LIBOR + 5.00%) 10.48% 3/2/2026[4,5]	140	134
	EQM Midstream Partners, LP 4.125% 12/1/2026	222	207
	EQM Midstream Partners, LP 7.50% 6/1/2027[1]	405	409
	EQM Midstream Partners, LP 6.50% 7/1/2027[1]	2,345	2,315
	EQM Midstream Partners, LP 5.50% 7/15/2028	881	834
	EQM Midstream Partners, LP 4.50% 1/15/2029[1]	835	746
	EQM Midstream Partners, LP 7.50% 6/1/2030[1]	338	342
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,645	1,443
	EQM Midstream Partners, LP 6.50% 7/15/2048	910	824
	EQT Corp. 5.00% 1/15/2029	170	160

American Funds Insurance Series 217

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	EQT Corp. 3.625% 5/15/2031[1]	USD290	$250
(continued)	Genesis Energy, LP 6.50% 10/1/2025	1,886	1,860
	Genesis Energy, LP 6.25% 5/15/2026	320	304
	Genesis Energy, LP 8.00% 1/15/2027	2,960	2,889
	Genesis Energy, LP 7.75% 2/1/2028	87	83
	Genesis Energy, LP 8.875% 4/15/2030	1,000	978
	Harbour Energy PLC 5.50% 10/15/2026[1]	1,545	1,422
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	1,947	1,932
	Hess Midstream Operations, LP 5.125% 6/15/2028[1]	851	797
	Hess Midstream Operations, LP 4.25% 2/15/2030[1]	1,430	1,249
	Hess Midstream Operations, LP 5.50% 10/15/2030[1]	630	583
	Hilcorp Energy I, LP 6.25% 11/1/2028[1]	145	137
	Hilcorp Energy I, LP 5.75% 2/1/2029[1]	985	893
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	922	841
	Hilcorp Energy I, LP 6.00% 2/1/2031[1]	723	647
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	700	625
	Holly Energy Partners, LP 6.375% 4/15/2027[1]	220	218
	Jonah Energy, LLC 12.00% 11/5/2025[6]	852	852
	Matador Resources Co. 6.875% 4/15/2028[1]	425	421
	Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]	739	13
	Murphy Oil Corp. 5.75% 8/15/2025	139	137
	Murphy Oil Corp. 6.375% 7/15/2028	415	409
	Murphy Oil USA, Inc. 4.75% 9/15/2029	820	754
	Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	1,065	894
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,745	1,662
	Nabors Industries, Ltd. 7.25% 1/15/2026[1]	320	299
	Neptune Energy Bondco PLC 6.625% 5/15/2025[1]	1,250	1,249
	New Fortress Energy, Inc. 6.75% 9/15/2025[1]	1,625	1,526
	New Fortress Energy, Inc. 6.50% 9/30/2026[1]	4,490	4,022
	NGL Energy Operating, LLC 7.50% 2/1/2026[1]	8,905	8,780
	NGL Energy Partners, LP 6.125% 3/1/2025	2,054	1,974
	NGL Energy Partners, LP 7.50% 4/15/2026	650	613
	Noble Finance II, LLC 8.00% 4/15/2030[1]	270	275
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,890	1,854
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	1,210	1,190
	NorthRiver Midstream Finance, LP 5.625% 2/15/2026[1]	625	583
	NuStar Logistics, LP 6.00% 6/1/2026	286	279
	Occidental Petroleum Corp. 5.875% 9/1/2025	710	706
	Occidental Petroleum Corp. 6.625% 9/1/2030	390	406
	Occidental Petroleum Corp. 6.125% 1/1/2031	465	473
	Occidental Petroleum Corp. 6.45% 9/15/2036	245	252
	Occidental Petroleum Corp. 6.20% 3/15/2040	290	286
	Occidental Petroleum Corp. 6.60% 3/15/2046	305	314
	Parkland Corp. 4.625% 5/1/2030[1]	440	382
	Patterson-UTI Energy, Inc. 5.15% 11/15/2029	80	73
	PDC Energy, Inc. 5.75% 5/15/2026	600	598
	Permian Resources Operating, LLC 6.875% 4/1/2027[1]	440	435
	Petrobras Global Finance BV 6.75% 6/3/2050	288	259
	Petrobras Global Finance BV 5.50% 6/10/2051	202	159
	Petroleos Mexicanos 4.875% 1/18/2024	223	219
	Petroleos Mexicanos 6.875% 10/16/2025	350	336
	Petroleos Mexicanos 8.75% 6/2/2029	732	663
	Petrorio Luxembourg SARL 6.125% 6/9/2026[1]	320	308
	Range Resources Corp. 4.875% 5/15/2025	362	355
	Range Resources Corp. 8.25% 1/15/2029	855	891
	Range Resources Corp. 4.75% 2/15/2030[1]	970	870
	Rockies Express Pipeline, LLC 4.95% 7/15/2029[1]	550	504
	Sabine Pass Liquefaction, LLC 4.50% 5/15/2030	371	353
	Southwestern Energy Co. 5.375% 2/1/2029	340	321
	Southwestern Energy Co. 5.375% 3/15/2030	2,725	2,546
	Southwestern Energy Co. 4.75% 2/1/2032	1,040	918

218 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy	Suburban Propane Partners, LP 5.00% 6/1/2031[1]	USD335	$281
(continued)	Sunoco, LP 6.00% 4/15/2027	547	539
	Sunoco, LP 5.875% 3/15/2028	290	279
	Sunoco, LP 4.50% 5/15/2029	1,970	1,750
	Sunoco, LP 4.50% 4/30/2030	1,955	1,711
	Superior Plus, LP 4.50% 3/15/2029[1]	50	44
	Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	85	85
	Targa Resources Partners, LP 6.50% 7/15/2027	133	132
	Targa Resources Partners, LP 6.875% 1/15/2029	915	934
	Targa Resources Partners, LP 5.50% 3/1/2030	327	315
	Targa Resources Partners, LP 4.875% 2/1/2031	695	643
	Targa Resources Partners, LP 4.00% 1/15/2032	190	165
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	375	371
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	1,032	1,055
	Transocean, Inc. 7.25% 11/1/2025[1]	500	481
	Transocean, Inc. 11.50% 1/30/2027[1]	245	254
	Transocean, Inc. 8.75% 2/15/2030[1]	529	538
	Transocean, Inc. 6.80% 3/15/2038	540	376
	USA Compression Partners, LP 6.875% 4/1/2026	669	656
	USA Compression Partners, LP 6.875% 9/1/2027	247	236
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	575	571
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	2,795	2,408
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,395	1,144
	Venture Global LNG, Inc. 8.125% 6/1/2028[1]	425	432
	Venture Global LNG, Inc. 8.375% 6/1/2031[1]	1,000	1,010
	W&T Offshore, Inc. 11.75% 2/1/2026[1]	355	354
	Weatherford International, Ltd. 6.50% 9/15/2028[1]	2,665	2,679
	Weatherford International, Ltd. 8.625% 4/30/2030[1]	3,721	3,781
	Western Midstream Operating, LP 3.35% 2/1/2025[7]	450	431
	Western Midstream Operating, LP 3.95% 6/1/2025	65	62
	Western Midstream Operating, LP 4.50% 3/1/2028	239	226
	Western Midstream Operating, LP 4.30% 2/1/2030[7]	80	72
	Western Midstream Operating, LP 6.15% 4/1/2033	302	305
	Western Midstream Operating, LP 5.50% 2/1/2050[7]	820	673

			128,013

Consumer	Adient Global Holdings, Ltd. 4.875% 8/15/2026[1]	525	499
discretionary	Affinity Interactive 6.875% 12/15/2027[1]	530	467
12.99%	Allied Universal Holdco, LLC 6.625% 7/15/2026[1]	508	483
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	866	767
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	490	415
	Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	2,790	2,062
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	904	919
	Allwyn Entertainment Financing (UK) PLC 7.25% 4/30/2030	EUR338	376
	Asbury Automotive Group, Inc. 4.50% 3/1/2028	USD250	229
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	1,545	1,373
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	1,310	1,142
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	280	236
	AutoNation, Inc. 2.40% 8/1/2031	610	463
	Bath & Body Works, Inc. 6.875% 11/1/2035	1,106	1,014
	Bath & Body Works, Inc. 6.75% 7/1/2036	655	590
	Boyd Gaming Corp. 4.75% 12/1/2027	441	418
	Boyd Gaming Corp. 4.75% 6/15/2031[1]	345	309
	Boyne USA, Inc. 4.75% 5/15/2029[1]	650	586
	Caesars Entertainment, Inc. 6.25% 7/1/2025[1]	1,085	1,081
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	1,609	1,406
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	2,140	2,151
	Caesars Entertainment, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.452% 2/6/2030[1,4,5]	390	390

American Funds Insurance Series 219

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Caesars Resort Collection, LLC 5.75% 7/1/2025[1]	USD345	$349
discretionary	Carnival Corp. 10.50% 2/1/2026[1]	1,405	1,478
(continued)	Carnival Corp. 5.75% 3/1/2027[1]	630	581
	Carnival Corp. 4.00% 8/1/2028[1]	3,470	3,079
	Carnival Corp. 6.00% 5/1/2029[1]	2,445	2,185
	CEC Entertainment, LLC 6.75% 5/1/2026[1]	320	306
	Clarios Global, LP 6.25% 5/15/2026[1]	140	139
	Clarios Global, LP 8.50% 5/15/2027[1]	315	316
	Dana, Inc. 4.25% 9/1/2030	115	96
	Dana, Inc. 4.50% 2/15/2032	375	312
	Empire Resorts, Inc. 7.75% 11/1/2026[1]	470	380
	Everi Holdings, Inc. 5.00% 7/15/2029[1]	95	83
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,405	1,234
	Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	4,820	4,107
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,315	1,115
	First Student Bidco, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 8.501% 7/21/2028[4,5]	219	213
	Ford Motor Co. 3.25% 2/12/2032	315	248
	Ford Motor Co. 6.10% 8/19/2032	695	674
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	800	749
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	1,545	1,504
	Ford Motor Credit Co., LLC 4.134% 8/4/2025	430	408
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	665	619
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,104	2,116
	Ford Motor Credit Co., LLC 4.542% 8/1/2026	1,460	1,374
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,365	1,220
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	900	834
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	835	763
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	880	787
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	300	257
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	330	331
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	300	278
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	700	707
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	570	488
	Gap, Inc. 3.625% 10/1/2029[1]	170	120
	Gap, Inc. 3.875% 10/1/2031[1]	108	74
	Group 1 Automotive, Inc. 4.00% 8/15/2028[1]	380	335
	Hanesbrands, Inc. 4.875% 5/15/2026[1]	894	836
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,595	1,609
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.852% 3/8/2030[4,5]	644	648
	Hilton Domestic Operating Co., Inc. 3.75% 5/1/2029[1]	200	178
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	381
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,045	909
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	591	525
	Hyundai Capital America 1.65% 9/17/2026[1]	745	657
	International Game Technology PLC 6.50% 2/15/2025[1]	651	652
	International Game Technology PLC 4.125% 4/15/2026[1]	915	870
	International Game Technology PLC 5.25% 1/15/2029[1]	2,420	2,295
	Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]	639	572
	KB Home 6.875% 6/15/2027	330	335
	KB Home 7.25% 7/15/2030	330	335
	Kontoor Brands, Inc. 4.125% 11/15/2029[1]	370	309
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	4,610	3,950
	Levi Strauss & Co. 3.50% 3/1/2031[1]	820	679
	Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	205	195
	Lithia Motors, Inc. 4.625% 12/15/2027[1]	365	341
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,370	1,192
	Lithia Motors, Inc. 4.375% 1/15/2031[1]	830	717
	LSF9 Atlantis Holdings, LLC 7.75% 2/15/2026[1]	335	312
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	573	518

220 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer	Marriott International, Inc. 3.50% 10/15/2032	USD350	$303
discretionary	Marriott International, Inc. 2.75% 10/15/2033	310	247
(continued)	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	1,075	929
	Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]	800	763
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	595	527
	Merlin Entertainments PLC 5.75% 6/15/2026[1]	492	475
	MGM Resorts International 5.50% 4/15/2027	200	192
	Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.205% 9/9/2026[4,5]	462	461
	NCL Corp., Ltd. 3.625% 12/15/2024[1]	300	289
	NCL Corp., Ltd. 5.875% 3/15/2026[1]	405	379
	NCL Corp., Ltd. 5.875% 2/15/2027[1]	1,510	1,471
	NCL Corp., Ltd. 7.75% 2/15/2029[1]	360	342
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]	1,650	1,538
	Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.13% 7/15/2025[1,2,4]	240	26
	Party City Holdings, Inc. 8.75% 2/15/2026[1,2]	7,577	1,174
	Party City Holdings, Inc. 6.625% 8/1/2026[1,2]	500	3
	Party City Holdings, Inc., Term Loan DIP, 15.05% 7/19/2023[4,5]	1,356	1,403
	Penske Automotive Group, Inc. 3.75% 6/15/2029	670	579
	PetSmart, LLC 4.75% 2/15/2028[1]	960	888
	PetSmart, LLC 7.75% 2/15/2029[1]	865	860
	Premier Entertainment Sub, LLC 5.625% 9/1/2029[1]	200	152
	QVC, Inc. 4.85% 4/1/2024	1,450	1,419
	Rakuten Group, Inc. 10.25% 11/30/2024[1]	400	397
	Raptor Acquisition Corp. 4.875% 11/1/2026[1]	550	519
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	862	872
	Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[1]	1,251	1,328
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	1,090	1,002
	Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	715	679
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]	1,365	1,278
	Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	1,700	1,479
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	795	742
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	1,775	1,865
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	1,010	1,077
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	553	561
	Sally Holdings, LLC 5.625% 12/1/2025	1,030	1,017
	Scientific Games Holdings, LP 6.625% 3/1/2030[1]	960	846
	Scientific Games International, Inc. 8.625% 7/1/2025[1]	1,215	1,242
	Scientific Games International, Inc. 7.00% 5/15/2028[1]	985	981
	Scientific Games International, Inc. 7.25% 11/15/2029[1]	960	962
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,630	1,367
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,260	1,857
	Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	95	82
	The New Home Co., Inc. 7.25% 10/15/2025[1]	395	367
	Travel + Leisure Co. 4.50% 12/1/2029[1]	785	669
	Universal Entertainment Corp. 8.75% 12/11/2024[1]	2,945	2,904
	Vail Resorts, Inc. 6.25% 5/15/2025[1]	315	316
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	1,245	1,164
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	910	832
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	482	432
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	247	246
	Yahoo Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.717% 9/1/2027[4,5]	465	445
	ZF North America Capital, Inc. 4.75% 4/29/2025[1]	300	293
	ZF North America Capital, Inc. 7.125% 4/14/2030[1]	700	713

			109,204

American Funds Insurance Series 221

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	Altice France Holding SA 10.50% 5/15/2027[1]	USD1,080	$655
services	Altice France SA 5.125% 7/15/2029[1]	1,677	1,192
10.93%	CCO Holdings, LLC 5.50% 5/1/2026[1]	102	99
	CCO Holdings, LLC 5.00% 2/1/2028[1]	586	534
	CCO Holdings, LLC 5.375% 6/1/2029[1]	360	326
	CCO Holdings, LLC 6.375% 9/1/2029[1]	300	283
	CCO Holdings, LLC 4.75% 3/1/2030[1]	3,437	2,942
	CCO Holdings, LLC 4.50% 8/15/2030[1]	3,029	2,525
	CCO Holdings, LLC 4.25% 2/1/2031[1]	3,000	2,430
	CCO Holdings, LLC 4.75% 2/1/2032[1]	2,504	2,045
	CCO Holdings, LLC 4.50% 5/1/2032	794	635
	CCO Holdings, LLC 4.50% 6/1/2033[1]	1,330	1,046
	CCO Holdings, LLC 4.25% 1/15/2034[1]	2,040	1,544
	Charter Communications Operating, LLC 2.80% 4/1/2031	140	113
	Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	570	448
	Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	315	233
	Cogent Communications Group, Inc. 3.50% 5/1/2026[1]	690	641
	Connect Finco SARL 6.75% 10/1/2026[1]	725	705
	Consolidated Communications, Inc. 5.00% 10/1/2028[1]	225	169
	CSC Holdings, LLC 6.50% 2/1/2029[1]	600	486
	Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]	503	17
	Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	1,056	27
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	2,696	2,445
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.217% 8/2/2027[4,5]	1,571	1,540
	DISH DBS Corp. 5.875% 11/15/2024	3,463	3,033
	DISH Network Corp. 11.75% 11/15/2027[1]	5,765	5,633
	Embarq Corp. 7.995% 6/1/2036	3,354	2,032
	Epicor Software Corp., Term Loan, (1-month USD CME Term SOFR + 7.75%) 12.952% 7/31/2028[4,5]	365	367
	Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	1,120	1,029
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	2,960	2,557
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	1,240	963
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	600	439
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	750	552
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	710	695
	Gray Escrow II, Inc. 5.375% 11/15/2031[1]	2,165	1,437
	Gray Television, Inc. 5.875% 7/15/2026[1]	2,028	1,820
	Gray Television, Inc. 7.00% 5/15/2027[1]	1,188	1,015
	Gray Television, Inc. 4.75% 10/15/2030[1]	717	487
	iHeartCommunications, Inc. 5.25% 8/15/2027[1]	640	490
	iHeartCommunications, Inc. 4.75% 1/15/2028[1]	250	189
	Lamar Media Corp. 3.75% 2/15/2028	61	56
	Lamar Media Corp. 4.875% 1/15/2029	300	279
	Lamar Media Corp. 4.00% 2/15/2030	260	228
	Lamar Media Corp. 3.625% 1/15/2031	460	388
	Level 3 Financing, Inc. 3.75% 7/15/2029[1]	550	332
	Ligado Networks, LLC 15.50% PIK 11/1/2023[1,3]	2,558	985
	Ligado Networks, LLC, Term Loan, 15.00% PIK 11/1/2023[3,5,6]	220	209
	Likewize Corp. 9.75% 10/15/2025[1]	140	135
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]	400	374
	Live Nation Entertainment, Inc. 3.75% 1/15/2028[1]	830	743
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	2,880	2,468
	Netflix, Inc. 4.875% 4/15/2028	310	307
	News Corp. 3.875% 5/15/2029[1]	1,495	1,314
	News Corp. 5.125% 2/15/2032[1]	1,760	1,607
	Nexstar Media, Inc. 5.625% 7/15/2027[1]	324	302
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,475	3,018
	Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	680	550
	Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	2,530	2,268
	Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	3,045	2,649

222 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication	Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	USD920	$752
services	Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	2,880	2,230
(continued)	Sprint Capital Corp. 6.875% 11/15/2028	1,256	1,332
	Sprint Capital Corp. 8.75% 3/15/2032	1,751	2,118
	Sprint Corp. 7.625% 3/1/2026	480	499
	TEGNA, Inc. 5.00% 9/15/2029	366	316
	T-Mobile USA, Inc. 3.375% 4/15/2029	860	777
	Univision Communications, Inc. 5.125% 2/15/2025[1]	3,460	3,391
	Univision Communications, Inc. 6.625% 6/1/2027[1]	3,150	3,049
	Univision Communications, Inc. 4.50% 5/1/2029[1]	5,120	4,404
	Univision Communications, Inc. 7.375% 6/30/2030[1]	1,690	1,611
	Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.492% 6/24/2029[4,5]	69	69
	UPC Broadband Finco BV 4.875% 7/15/2031[1]	430	354
	Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	590	495
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	2,375	1,922
	VZ Secured Financing BV 5.00% 1/15/2032[1]	1,060	855
	WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,735	1,502
	WMG Acquisition Corp. 3.875% 7/15/2030[1]	580	501
	WMG Acquisition Corp. 3.00% 2/15/2031[1]	225	182
	Ziggo Bond Co. BV 5.125% 2/28/2030[1]	419	318
	Ziggo BV 4.875% 1/15/2030[1]	1,350	1,122

			91,829

Health care	1375209 B.C., Ltd. 9.00% 1/30/2028[1]	720	723
9.92%	AdaptHealth, LLC 6.125% 8/1/2028[1]	250	217
	AdaptHealth, LLC 4.625% 8/1/2029[1]	55	44
	AdaptHealth, LLC 5.125% 3/1/2030[1]	395	320
	AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	640	539
	Avantor Funding, Inc. 4.625% 7/15/2028[1]	2,305	2,139
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	500	438
	Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	1,789	1,509
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	271	149
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	4,360	3,858
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	1,256	1,097
	Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	245	157
	Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	1,095	672
	Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	982	422
	Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	3,390	2,022
	Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	240	101
	Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	340	145
	Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,952	813
	Bausch Health Companies, Inc. 14.00% 10/15/2030[1]	550	330
	Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	3,762	1,576
	Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	290	266
	Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	340	277
	Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	1,248	1,012
	Centene Corp. 4.25% 12/15/2027	344	322
	Centene Corp. 2.45% 7/15/2028	1,780	1,523
	Centene Corp. 4.625% 12/15/2029	1,785	1,645
	Centene Corp. 3.375% 2/15/2030	217	187
	Centene Corp. 3.00% 10/15/2030	295	246
	Centene Corp. 2.50% 3/1/2031	1,125	898
	Centene Corp. 2.625% 8/1/2031	825	658
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	761	697
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	680	599
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,575	1,389
	CHS / Community Health Systems, Inc. 6.00% 1/15/2029[1]	138	116
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	1,620	1,278

American Funds Insurance Series 223

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	USD1,020	$772
(continued)	DaVita, Inc. 4.625% 6/1/2030[1]	315	271
	Endo DAC 5.875% 10/15/2024[1]	520	382
	Endo DAC 9.50% 7/31/2027[1,2]	311	19
	Endo DAC 6.00% 6/30/2028[1,2]	2,313	121
	Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[1]	660	489
	Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 5.05% 6/30/2030[4,5]	1,085	1,086
	Grifols Escrow Issuer SA 4.75% 10/15/2028[1]	630	547
	HCA, Inc. 5.625% 9/1/2028	1,300	1,302
	HCA, Inc. 5.875% 2/1/2029	255	257
	HCA, Inc. 3.50% 9/1/2030	1,215	1,066
	HCA, Inc. 4.625% 3/15/2052[1]	233	192
	HCA, Inc. 7.50% 11/15/2095	250	282
	HealthEquity, Inc. 4.50% 10/1/2029[1]	795	702
	IQVIA, Inc. 5.00% 10/15/2026[1]	623	602
	IQVIA, Inc. 6.50% 5/15/2030[1]	555	561
	Jazz Securities DAC 4.375% 1/15/2029[1]	461	412
	Mallinckrodt International Finance SA 10.00% 4/15/2025[1]	579	455
	Medline Borrower, LP 3.875% 4/1/2029[1]	220	191
	Medline Borrower, LP 5.25% 10/1/2029[1]	1,810	1,572
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.352% 10/23/2028[4,5]	423	419
	Molina Healthcare, Inc. 4.375% 6/15/2028[1]	1,055	974
	Molina Healthcare, Inc. 3.875% 11/15/2030[1]	3,034	2,610
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,400	2,015
	Option Care Health, Inc. 4.375% 10/31/2029[1]	290	256
	Owens & Minor, Inc. 4.375% 12/15/2024	1,185	1,151
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	1,795	1,492
	Owens & Minor, Inc. 6.625% 4/1/2030[1]	2,395	2,175
	Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]	5,640	4,176
	Radiology Partners, Inc. 9.25% 2/1/2028[1]	1,873	685
	Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[4,5]	555	419
	RP Escrow Issuer, LLC 5.25% 12/15/2025[1]	1,711	1,264
	Select Medical Corp. 6.25% 8/15/2026[1]	554	545
	Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]	244	250
	Syneos Health, Inc. 3.625% 1/15/2029[1]	310	303
	Team Health Holdings, Inc. 6.375% 2/1/2025[1]	244	130
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.403% 3/2/2027[4,5]	274	191
	Tenet Healthcare Corp. 4.875% 1/1/2026	4,425	4,314
	Tenet Healthcare Corp. 6.25% 2/1/2027	500	495
	Tenet Healthcare Corp. 5.125% 11/1/2027	265	253
	Tenet Healthcare Corp. 4.625% 6/15/2028	435	407
	Tenet Healthcare Corp. 6.125% 10/1/2028	1,105	1,065
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,285	1,162
	Tenet Healthcare Corp. 4.375% 1/15/2030	870	786
	Tenet Healthcare Corp. 6.125% 6/15/2030	295	291
	Tenet Healthcare Corp. 6.75% 5/15/2031[1]	1,270	1,275
	Tenet Healthcare Corp. 6.875% 11/15/2031	100	100
	Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/2023	258	258
	Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	2,312	2,299
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	3,074	2,758
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,245	1,153
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	1,013	999
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,640	5,122

224 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	USD400	$413
(continued)	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	1,054	1,106
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	602	397

			83,373

Materials	Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	510	494
9.59%	Alcoa Nederland Holding BV 4.125% 3/31/2029[1]	430	385
	ArcelorMittal SA 7.00% 10/15/2039	488	510
	ArcelorMittal SA 6.75% 3/1/2041	755	769
	ARD Finance SA 6.50% Cash 6/30/2027[1,3]	422	343
	Ardagh Metal Packaging Finance USA, LLC 6.00% 6/15/2027[1]	200	197
	Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[1]	1,055	837
	Ardagh Packaging Finance PLC 5.25% 8/15/2027[1]	500	424
	ATI, Inc. 4.875% 10/1/2029	690	623
	ATI, Inc. 5.125% 10/1/2031	1,110	991
	Avient Corp. 7.125% 8/1/2030[1]	335	339
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	460	434
	Ball Corp. 6.875% 3/15/2028	1,065	1,087
	Ball Corp. 6.00% 6/15/2029	350	348
	Ball Corp. 2.875% 8/15/2030	160	133
	Ball Corp. 3.125% 9/15/2031	1,320	1,087
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,300	1,060
	Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]	487	493
	Cleveland-Cliffs, Inc. 7.00% 3/15/2027	297	290
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	3,243	3,168
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	1,906	1,719
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	455	439
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	2,355	2,072
	CROWN Americas, LLC 5.25% 4/1/2030	240	228
	CVR Partners, LP 6.125% 6/15/2028[1]	960	836
	Element Solutions, Inc. 3.875% 9/1/2028[1]	410	358
	First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]	3,028	3,028
	First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]	3,351	3,303
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	7,610	7,435
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	403
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	384
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	9,072	8,233
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,873	5,300
	Graphic Packaging International, LLC 3.75% 2/1/2030[1]	490	423
	Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 9.779% 3/15/2029[4,5]	216	205
	INEOS Finance PLC 6.75% 5/15/2028[1]	500	481
	Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	638	559
	LABL, Inc. 10.50% 7/15/2027[1]	1,405	1,351
	LABL, Inc. 5.875% 11/1/2028[1]	730	665
	LABL, Inc. 9.50% 11/1/2028[1]	162	165
	LABL, Inc. 8.25% 11/1/2029[1]	715	599
	LSB Industries, Inc. 6.25% 10/15/2028[1]	2,445	2,185
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	382	380
	Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	625	578
	Methanex Corp. 5.125% 10/15/2027	3,600	3,355
	Methanex Corp. 5.25% 12/15/2029	637	583
	Methanex Corp. 5.65% 12/1/2044	465	382
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	138	138
	Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,344	1,343
	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	1,085	1,090
	Nova Chemicals Corp. 4.875% 6/1/2024[1]	760	743
	Nova Chemicals Corp. 5.25% 6/1/2027[1]	1,431	1,274
	Nova Chemicals Corp. 4.25% 5/15/2029[1]	1,555	1,271

American Funds Insurance Series 225

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials	Novelis Corp. 3.25% 11/15/2026[1]	USD825	$748
(continued)	Novelis Corp. 4.75% 1/30/2030[1]	563	501
	Novelis Corp. 3.875% 8/15/2031[1]	1,122	925
	Olin Corp. 5.625% 8/1/2029	200	193
	Olin Corp. 5.00% 2/1/2030	180	166
	Olympus Water US Holding Corp. 9.75% 11/15/2028[1]	1,470	1,436
	Owens-Brockway Glass Container, Inc. 6.375% 8/15/2025[1]	265	266
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	660	590
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	1,225	1,028
	Scotts Miracle-Gro Co. 4.50% 10/15/2029	379	326
	Scotts Miracle-Gro Co. 4.375% 2/1/2032	455	359
	Sealed Air Corp. 4.00% 12/1/2027[1]	316	289
	Sealed Air Corp. 6.125% 2/1/2028[1]	657	653
	SPCM SA 3.375% 3/15/2030[1]	400	333
	Summit Materials, LLC 6.50% 3/15/2027[1]	360	358
	Summit Materials, LLC 5.25% 1/15/2029[1]	755	714
	Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	470	488
	Trivium Packaging Finance BV 5.50% 8/15/2026[1]	330	317
	Trivium Packaging Finance BV 8.50% 8/15/2027[1]	903	870
	Tronox, Inc. 4.625% 3/15/2029[1]	730	607
	Valvoline, Inc. 4.25% 2/15/2030[1]	353	347
	Valvoline, Inc. 3.625% 6/15/2031[1]	410	334
	Venator Finance SARL 9.50% 7/1/2025[1,2]	1,763	1,349
	Venator Finance SARL 5.75% 7/15/2025[1,2]	3,501	83
	Venator Finance SARL, Term Loan, 15.05% 9/14/2023[4,5]	452	466
	Venator Finance SARL, Term Loan, (USD Prime Rate + 4.00%) 0% 8/8/2024[2,4,5]	149	83
	Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	1,235	1,242

			80,591

Industrials	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	755	749
8.11%	ADT Security Corp. 4.125% 8/1/2029[1]	200	173
	Allison Transmission, Inc. 3.75% 1/30/2031[1]	1,235	1,044
	Ashtead Capital, Inc. 5.50% 8/11/2032[1]	400	387
	Atkore, Inc. 4.25% 6/1/2031[1]	385	334
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	885	837
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	1,325	1,230
	Avolon Holdings Funding, Ltd. 5.25% 5/15/2024[1]	660	649
	Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	2,098	1,771
	Bombardier, Inc. 7.50% 3/15/2025[1]	256	257
	Bombardier, Inc. 7.125% 6/15/2026[1]	3,500	3,480
	Bombardier, Inc. 7.875% 4/15/2027[1]	2,358	2,355
	Bombardier, Inc. 6.00% 2/15/2028[1]	1,010	956
	Bombardier, Inc. 7.50% 2/1/2029[1]	852	843
	Bombardier, Inc. 7.45% 5/1/2034[1]	115	131
	BWX Technologies, Inc. 4.125% 6/30/2028[1]	515	470
	BWX Technologies, Inc. 4.125% 4/15/2029[1]	1,005	909
	Chart Industries, Inc. 7.50% 1/1/2030[1]	523	534
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	1,070	950
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	985	875
	Clean Harbors, Inc. 4.875% 7/15/2027[1]	766	734
	Clean Harbors, Inc. 5.125% 7/15/2029[1]	265	251
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	601	605
	CoreLogic, Inc. 4.50% 5/1/2028[1]	4,589	3,705
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 6/4/2029[4,5]	660	537
	Covanta Holding Corp. 4.875% 12/1/2029[1]	1,105	957
	Covanta Holding Corp. 5.00% 9/1/2030	1,455	1,237
	Covanta Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.174% 11/30/2028[4,5]	231	229

226 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)	Covanta Holding Corp., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.30% 11/30/2028[4,5]	USD14	$13
	Enviri Corp. 5.75% 7/31/2027[1]	395	344
	Garda World Security Corp. 6.00% 6/1/2029[1]	150	123
	GFL Environmental, Inc. 3.50% 9/1/2028[1]	470	419
	Herc Holdings, Inc. 5.50% 7/15/2027[1]	200	192
	Howmet Aerospace, Inc. 5.95% 2/1/2037	455	464
	Icahn Enterprises, LP 4.75% 9/15/2024	1,405	1,344
	Icahn Enterprises, LP 6.375% 12/15/2025	161	150
	Icahn Enterprises, LP 6.25% 5/15/2026	517	471
	Icahn Enterprises, LP 5.25% 5/15/2027	579	500
	Icahn Enterprises, LP 4.375% 2/1/2029	675	531
	KKR Apple Bidco, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.102% 9/22/2028[4,5]	1,117	1,115
	LSC Communications, Inc. 8.75% 10/15/2023[1,2,6]	8,933	27
	LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.75% 9/30/2022[2,4,5,6]	301	1
	Masonite International Corp. 3.50% 2/15/2030[1]	530	446
	MasTec, Inc. 4.50% 8/15/2028[1]	460	425
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	2,961	2,971
	Mueller Water Products, Inc. 4.00% 6/15/2029[1]	275	244
	Park River Holdings, Inc. 5.625% 2/1/2029[1]	775	602
	PGT Innovations, Inc. 4.375% 10/1/2029[1]	560	523
	Pitney Bowes, Inc. 6.875% 3/15/2027[1]	600	445
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	2,300	2,253
	Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	475	419
	R.R. Donnelley & Sons Co. 6.125% 11/1/2026[1]	375	375
	Regal Rexnord Corp. 6.40% 4/15/2033[1]	955	955
	Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	611	617
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	2,743	2,849
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	170	153
	Rolls-Royce PLC 5.75% 10/15/2027[1]	515	504
	Sabre GLBL, Inc. 9.25% 4/15/2025[1]	140	131
	Sabre GLBL, Inc. 7.375% 9/1/2025[1]	133	118
	Sabre GLBL, Inc. 11.25% 12/15/2027[1]	247	209
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	500	428
	SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	975	947
	Spirit AeroSystems, Inc. 7.50% 4/15/2025[1]	175	173
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,480	1,243
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	1,096	1,175
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.50%) 9.545% 1/15/2027[4,5]	763	766
	SRS Distribution, Inc. 4.625% 7/1/2028[1]	480	429
	Stericycle, Inc. 5.375% 7/15/2024[1]	585	578
	Stericycle, Inc. 3.875% 1/15/2029[1]	940	836
	The Brink’s Co. 4.625% 10/15/2027[1]	719	668
	The Dun & Bradstreet Corp. 5.00% 12/15/2029[1]	1,235	1,090
	The Hertz Corp. 5.00% 12/1/2029[1]	490	406
	Titan International, Inc. 7.00% 4/30/2028	750	702
	TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[1]	1,495	1,383
	TransDigm UK Holdings PLC 6.875% 5/15/2026	710	704
	TransDigm, Inc. 6.25% 3/15/2026[1]	1,638	1,631
	TransDigm, Inc. 6.375% 6/15/2026	240	237
	TransDigm, Inc. 5.50% 11/15/2027	1,030	973
	TransDigm, Inc. 6.75% 8/15/2028[1]	690	693
	Triumph Group, Inc. 7.75% 8/15/2025	685	667
	Triumph Group, Inc. 9.00% 3/15/2028[1]	1,642	1,679
	United Airlines, Inc. 4.375% 4/15/2026[1]	285	271
	United Airlines, Inc. 4.625% 4/15/2029[1]	645	588
	United Rentals (North America), Inc. 6.00% 12/15/2029[1]	115	115
	United Rentals (North America), Inc. 3.875% 2/15/2031	525	455

American Funds Insurance Series 227

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials	United Rentals (North America), Inc. 3.75% 1/15/2032	USD450	$382
(continued)	WESCO Distribution, Inc. 7.125% 6/15/2025[1]	675	683
	WESCO Distribution, Inc. 7.25% 6/15/2028[1]	580	592
	XPO, Inc. 7.125% 6/1/2031[1]	533	538

			68,154

Financials	Advisor Group Holdings, Inc. 10.75% 8/1/2027[1]	3,890	3,920
7.59%	AG Issuer, LLC 6.25% 3/1/2028[1]	2,431	2,318
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	1,058	1,085
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	890	800
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	1,741	1,639
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,560	1,359
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,370	1,239
	Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]	2,948	2,564
	Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.688% 8/2/2029[4,5]	1,245	1,121
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	365	316
	Blackstone Private Credit Fund 7.05% 9/29/2025	640	639
	Block, Inc. 2.75% 6/1/2026	1,455	1,326
	Block, Inc. 3.50% 6/1/2031	1,645	1,365
	BroadStreet Partners, Inc. 5.875% 4/15/2029[1]	575	499
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	835	740
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	1,330	891
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	1,620	959
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	4,150	3,642
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	1,230	997
	Credit Acceptance Corp. 5.125% 12/31/2024[1]	275	267
	Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	1,000	1,025
	GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	437	429
	Hightower Holding, LLC 6.75% 4/15/2029[1]	1,280	1,108
	HUB International, Ltd. 7.00% 5/1/2026[1]	1,745	1,743
	HUB International, Ltd. 5.625% 12/1/2029[1]	240	216
	HUB International, Ltd. 7.25% 6/15/2030[1]	997	1,030
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.40% 6/20/2030[4,5]	824	826
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	725	627
	JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]	160	137
	LPL Holdings, Inc. 4.625% 11/15/2027[1]	1,592	1,494
	LPL Holdings, Inc. 4.00% 3/15/2029[1]	1,495	1,313
	LPL Holdings, Inc. 4.375% 5/15/2031[1]	1,135	982
	MGIC Investment Corp. 5.25% 8/15/2028	525	496
	MSCI, Inc. 4.00% 11/15/2029[1]	555	503
	MSCI, Inc. 3.625% 9/1/2030[1]	21	18
	MSCI, Inc. 3.875% 2/15/2031[1]	1,700	1,475
	MSCI, Inc. 3.625% 11/1/2031[1]	1,941	1,659
	MSCI, Inc. 3.25% 8/15/2033[1]	1,269	1,023
	Navient Corp. 6.125% 3/25/2024	1,047	1,040
	Navient Corp. 5.875% 10/25/2024	1,295	1,274
	Navient Corp. 6.75% 6/25/2025	550	541
	Navient Corp. 6.75% 6/15/2026	640	618
	Navient Corp. 5.00% 3/15/2027	2,883	2,582
	Navient Corp. 4.875% 3/15/2028	320	274
	Navient Corp. 5.50% 3/15/2029	2,280	1,946
	Navient Corp. 9.375% 7/25/2030	200	199
	Navient Corp. 5.625% 8/1/2033	1,478	1,113
	NFP Corp. 6.875% 8/15/2028[1]	1,030	896
	OneMain Finance Corp. 7.125% 3/15/2026	1,335	1,313
	Owl Rock Capital Corp. 3.75% 7/22/2025	600	556
	Owl Rock Capital Corp. 3.40% 7/15/2026	290	257
	Owl Rock Capital Corp. II 4.625% 11/26/2024[1]	450	427

228 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials	Owl Rock Capital Corp. III 3.125% 4/13/2027	USD600	$509
(continued)	Owl Rock Core Income Corp. 4.70% 2/8/2027	800	727
	Oxford Finance, LLC 6.375% 2/1/2027[1]	1,763	1,642
	Rocket Mortgage, LLC 2.875% 10/15/2026[1]	520	461
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	615	545
	Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	660	569
	WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[1,3]	2,239	937
	WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[1,3]	1,784	1,582

			63,798

Information	Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 9.231% 6/13/2024[4,5]	1,222	1,177
technology	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[4,5]	4,424	4,020
5.49%	Black Knight InfoServ, LLC 3.625% 9/1/2028[1]	410	368
	BMC Software, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 10.717% 2/27/2026[4,5]	720	704
	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	450	407
	Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	580	520
	Boxer Parent Co., Inc. 7.125% 10/2/2025[1]	180	180
	Boxer Parent Co., Inc. 9.125% 3/1/2026[1]	240	239
	CDK Global, Inc. 7.25% 6/15/2029[1]	610	604
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	550	490
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	2,995	2,619
	CommScope Technologies, LLC 6.00% 6/15/2025[1]	1,774	1,656
	CommScope Technologies, LLC 5.00% 3/15/2027[1]	645	450
	CommScope, Inc. 6.00% 3/1/2026[1]	695	649
	CommScope, Inc. 8.25% 3/1/2027[1]	977	783
	CommScope, Inc. 7.125% 7/1/2028[1]	534	380
	Condor Merger Sub, Inc. 7.375% 2/15/2030[1]	685	596
	Diebold Nixdorf Dutch Holding BV 9.00% 7/15/2025[2]	EUR1,227	249
	Diebold Nixdorf, Inc. 9.375% 7/15/2025[1,2]	USD7,523	1,392
	Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[1,2,3]	1,324	20
	Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[4,5]	6,289	5,959
	Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[4,5]	4,070	3,857
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[2,4,5]	3,351	603
	Entegris Escrow Corp. 4.75% 4/15/2029[1]	370	344
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	1,850	1,798
	Fair Isaac Corp. 4.00% 6/15/2028[1]	770	707
	Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 6.134% 6/13/2024[4,5]	EUR842	870
	Gartner, Inc. 4.50% 7/1/2028[1]	USD1,863	1,742
	Gartner, Inc. 3.625% 6/15/2029[1]	19	17
	Gartner, Inc. 3.75% 10/1/2030[1]	1,001	873
	Go Daddy Operating Co., LLC 5.25% 12/1/2027[1]	390	371
	Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]	505	433
	Imola Merger Corp. 4.75% 5/15/2029[1]	300	261
	MicroStrategy, Inc. 6.125% 6/15/2028[1]	325	292
	NCR Corp. 5.125% 4/15/2029[1]	1,759	1,559
	NCR Corp. 6.125% 9/1/2029[1]	475	476
	Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.702% 1/31/2030[4,5]	353	354
	Rocket Software, Inc. 6.50% 2/15/2029[1]	455	384
	Synaptics, Inc. 4.00% 6/15/2029[1]	375	315
	Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.842% 9/29/2028[4,5]	1,251	1,172
	UKG, Inc., Term Loan, (1-month USD CME Term SOFR + 4.50%) 4.50% 5/4/2026[4,5]	675	675
	UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.271% 5/4/2026[4,5]	463	455
	UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.271% 5/3/2027[4,5]	905	878
	Unisys Corp. 6.875% 11/1/2027[1]	975	703

American Funds Insurance Series 229

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information	Viavi Solutions, Inc. 3.75% 10/1/2029[1]	USD230	$196
technology	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7,8]	3,110	2,986
(continued)	Xerox Holdings Corp. 5.50% 8/15/2028[1]	435	370

			46,153

Consumer staples	Albertsons Companies, Inc. 3.25% 3/15/2026[1]	240	222
4.20%	Albertsons Companies, Inc. 4.625% 1/15/2027[1]	900	854
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	3,468	3,005
	Albertsons Companies, Inc. 4.875% 2/15/2030[1]	615	568
	B&G Foods, Inc. 5.25% 4/1/2025	1,377	1,317
	B&G Foods, Inc. 5.25% 9/15/2027	2,093	1,821
	BJ’s Wholesale Club, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.891% 2/3/2027[4,5]	250	251
	Central Garden & Pet Co. 4.125% 10/15/2030	720	604
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	880	727
	Coty, Inc. 5.00% 4/15/2026[1]	700	672
	Coty, Inc. 6.50% 4/15/2026[1]	460	456
	Coty, Inc. 4.75% 1/15/2029[1]	1,475	1,362
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,635	1,598
	Energizer Holdings, Inc. 4.375% 3/31/2029[1]	655	565
	H.J. Heinz Co. 3.875% 5/15/2027	275	264
	H.J. Heinz Co. 4.375% 6/1/2046	306	260
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	345	290
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	2,148	1,968
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	3,275	2,903
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	2,280	2,040
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	800	715
	Nestle Skin Health SA, Term Loan B3, (3-month USD CME Term SOFR + 3.75%) 9.092% 10/1/2026[4,5]	780	777
	Performance Food Group, Inc. 5.50% 10/15/2027[1]	705	680
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	483	430
	Post Holdings, Inc. 5.625% 1/15/2028[1]	1,199	1,154
	Post Holdings, Inc. 5.50% 12/15/2029[1]	451	417
	Post Holdings, Inc. 4.625% 4/15/2030[1]	3,355	2,944
	Post Holdings, Inc. 4.50% 9/15/2031[1]	1,350	1,154
	Prestige Brands, Inc. 5.125% 1/15/2028[1]	103	98
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	1,275	1,057
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	993	797
	TreeHouse Foods, Inc. 4.00% 9/1/2028	1,415	1,221
	United Natural Foods, Inc. 6.75% 10/15/2028[1]	2,030	1,685
	US Foods, Inc. 4.625% 6/1/2030[1]	460	413

			35,289

Real estate	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	1,008	755
3.76%	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	977	695
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	1,304	1,196
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	574	484
	Forestar Group, Inc. 3.85% 5/15/2026[1]	465	428
	Forestar Group, Inc. 5.00% 3/1/2028[1]	92	84
	Howard Hughes Corp. 5.375% 8/1/2028[1]	1,327	1,183
	Howard Hughes Corp. 4.125% 2/1/2029[1]	2,043	1,693
	Howard Hughes Corp. 4.375% 2/1/2031[1]	2,363	1,888
	Iron Mountain, Inc. 4.875% 9/15/2027[1]	1,616	1,528
	Iron Mountain, Inc. 5.25% 3/15/2028[1]	1,214	1,136
	Iron Mountain, Inc. 5.00% 7/15/2028[1]	367	340
	Iron Mountain, Inc. 7.00% 2/15/2029[1]	210	211
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	2,880	2,598
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	1,330	1,144

230 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate	Kennedy-Wilson, Inc. 4.75% 3/1/2029	USD2,170	$1,718
(continued)	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,545	1,922
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	1,970	1,476
	Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	740	699
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	1,534	1,334
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	190	155
	MPT Operating Partnership, LP 5.00% 10/15/2027	638	537
	MPT Operating Partnership, LP 3.50% 3/15/2031	239	165
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	820	707
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	620	549
	RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	250	230
	RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	800	671
	Service Properties Trust 4.35% 10/1/2024	265	255
	Service Properties Trust 4.50% 3/15/2025	325	307
	Service Properties Trust 4.75% 10/1/2026	310	270
	Service Properties Trust 4.95% 2/15/2027	651	557
	Service Properties Trust 3.95% 1/15/2028	985	773
	Service Properties Trust 4.95% 10/1/2029	1,235	960
	Service Properties Trust 4.375% 2/15/2030	80	60
	VICI Properties, LP 5.625% 5/1/2024[1]	447	445
	VICI Properties, LP 3.50% 2/15/2025[1]	261	250
	VICI Properties, LP 4.625% 6/15/2025[1]	620	600
	VICI Properties, LP 4.25% 12/1/2026[1]	462	433
	VICI Properties, LP 3.875% 2/15/2029[1]	650	571
	VICI Properties, LP 4.625% 12/1/2029[1]	90	82
	VICI Properties, LP 4.125% 8/15/2030[1]	93	82
	Xenia Hotels & Resorts, Inc. 6.375% 8/15/2025[1]	405	398

			31,569

Utilities	AmeriGas Partners, LP 5.75% 5/20/2027	302	278
2.09%	Calpine Corp. 4.50% 2/15/2028[1]	150	136
	Calpine Corp. 5.125% 3/15/2028[1]	518	463
	Calpine Corp. 3.75% 3/1/2031[1]	500	406
	DPL, Inc. 4.125% 7/1/2025	555	529
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7]	1,155	1,121
	FirstEnergy Corp. 2.65% 3/1/2030	174	147
	FirstEnergy Corp. 2.25% 9/1/2030	980	796
	FirstEnergy Corp. 7.375% 11/15/2031	337	385
	FirstEnergy Corp. 3.40% 3/1/2050	510	352
	FirstEnergy Corp., Series C, 5.10% 7/15/2047	475	427
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	265	234
	FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]	100	84
	NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]	122	119
	NRG Energy, Inc. 3.625% 2/15/2031[1]	110	86
	Pacific Gas and Electric Co. 1.70% 11/15/2023	300	295
	Pacific Gas and Electric Co. 3.45% 7/1/2025	300	283
	Pacific Gas and Electric Co. 3.30% 3/15/2027	195	177
	Pacific Gas and Electric Co. 5.45% 6/15/2027	335	326
	Pacific Gas and Electric Co. 2.10% 8/1/2027	116	99
	Pacific Gas and Electric Co. 3.30% 12/1/2027	124	109
	Pacific Gas and Electric Co. 3.75% 7/1/2028	10	9
	Pacific Gas and Electric Co. 4.55% 7/1/2030	213	193
	Pacific Gas and Electric Co. 2.50% 2/1/2031	393	308
	Pacific Gas and Electric Co. 3.25% 6/1/2031	107	87
	Pacific Gas and Electric Co. 3.30% 8/1/2040	280	189
	Pacific Gas and Electric Co. 3.50% 8/1/2050	1,000	637
	PG&E Corp. 5.00% 7/1/2028	3,150	2,893
	PG&E Corp. 5.25% 7/1/2030	3,335	2,992

American Funds Insurance Series 231

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	USD2,087	$2,162
(continued)	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	1,190	1,041
	Vistra Operations Co., LLC 3.55% 7/15/2024[1]	231	223

			17,586

	Total corporate bonds, notes & loans		755,559

Mortgage-backed obligations 0.07%
Collateralized	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,6]	712	630

mortgage-backed	Total bonds, notes & other debt instruments (cost: $840,897,000)		756,189

obligations
0.07%

Convertible bonds & notes 0.05%
Communication	DISH Network Corp., convertible notes, 3.375% 8/15/2026	635	325

services
0.04%

Energy	Mesquite Energy, Inc., convertible notes, 13.14% Cash 7/15/2023[1,3,6]	79	79

0.01%	Total convertible bonds & notes (cost: $722,000)		404

Convertible stocks 0.06%		Shares
Utilities	PG&E Corp., convertible preferred units, 5.50% 8/16/2023	3,350	501

0.06%	Total convertible stocks (cost: $282,000)		501

Common stocks 4.34%
Health care	Rotech Healthcare, Inc.[6,8,9]	201,793	21,188

2.52%

Energy	Chesapeake Energy Corp.	29,829	2,496
0.86%	Ascent Resources - Utica, LLC, Class A6,8,9	6,297,894	1,512
	Weatherford International[9]	14,559	967
	California Resources Corp.	17,202	779
	Altera Infrastructure, LP6,9	8,285	696
	Constellation Oil Services Holding SA, Class B-1[6,9]	3,449,949	379
	Diamond Offshore Drilling, Inc.[9]	18,372	262
	Denbury, Inc.[9]	880	76
	Mesquite Energy, Inc.[6,9]	3,558	21
	McDermott International, Ltd.[9]	82,509	15
	Bighorn Permian Resources, LLC[6]	2,894	—	[10]

			7,203

Utilities	Talen Energy Corp.[9]	109,720	5,502

0.65%

Consumer	NMG Parent, LLC[6,9]	9,965	1,196
discretionary	MYT Holding Co., Class B6,9	608,846	609

0.22%			1,805

232 American Funds Insurance Series

American High-Income Trust (continued)

Common stocks (continued)		Shares	Value (000)
Financials	Navient Corp.	20,000	$372

0.04%

Communication	Intelsat SA6,9	8,164	188
services	iHeartMedia, Inc., Class A9	22,639	82

0.03%			270

Real estate	WeWork, Inc., Class A9	483,570	124

0.02%	Total common stocks (cost: $16,697,000)		36,464

Preferred securities 0.29%
Consumer	MYT Holdings, LLC, Series A, 10.00% preferred shares[6,9]	2,095,904	1,677

discretionary
0.20%

Industrials	ACR III LSC Holdings, LLC, Series B, preferred shares[1,6,9]	1,022	764

0.09%	Total preferred securities (cost: $2,933,000)		2,441

Rights & warrants 0.04%
Consumer	NMG Parent, LLC, warrants, expire 9/24/2027[6,9]	27,111	369

discretionary
0.04%

Communication	Intelsat Jackson Holdings SA (CVR), Series A6,9	855	6
services	Intelsat Jackson Holdings SA (CVR), Series B6,9	855	4

0.00%			10

	Total rights & warrants (cost: $173,000)		379

Short-term securities 3.97%
Money market investments 3.97%
	Capital Group Central Cash Fund 5.15%[11,12]	333,371	33,341

	Total short-term securities (cost: $33,328,000)		33,341

	Total investment securities 98.72% (cost: $895,032,000)		829,719
	Other assets less liabilities 1.28%		10,743

	Net assets 100.00%		$840,462

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	31	September 2023	USD6,304	$(53)
5 Year U.S. Treasury Note Futures	Long	5	September 2023	535	(8)
10 Year Ultra U.S. Treasury Note Futures	Short	8	September 2023	(947)	11
10 Year U.S. Treasury Note Futures	Short	14	September 2023	(1,572)	24
30 Year Ultra U.S. Treasury Bond Futures	Short	1	September 2023	(136)	(2)

					$(28)

American Funds Insurance Series 233

American High-Income Trust (continued)

Swap contracts

Credit default swaps

  Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD13,235	$(366)	$(162)	$(204)

Investments in affiliates12

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 3.97%
Money market investments 3.97%
Capital Group Central Cash Fund 5.15%[11]	$38,565	$107,171	$112,402	$3	$4	$33,341	$982

Restricted securities8

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[6,9]	9/26/2013	$4,331	$21,188	2.52%
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7]	6/23/2023	2,986	2,986	.36
Ascent Resources - Utica, LLC, Class A6,9	11/15/2016	302	1,512	.18

Total		$7,619	$25,686	3.06%

234 American Funds Insurance Series

American High-Income Trust (continued)

1 Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $545,350,000, which represented 64.89% of the net assets of the fund.

2 Scheduled interest and/or principal payment was not received.

3 Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.

4 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

5 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $35,108,000, which represented 4.18% of the net assets of the fund.

6 Value determined using significant unobservable inputs.

7 Step bond; coupon rate may change at a later date.

8 Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $25,686,000, which represented 3.06% of the net assets of the fund.

9 Security did not produce income during the last 12 months.

10 Amount less than one thousand.

11 Rate represents the seven-day yield at 6/30/2023.

12 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

CME = CME Group

CVR = Contingent Value Rights

DAC = Designated Activity Company

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 235

American Funds Mortgage Fund
Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 98.21%		Principal amount (000)		Value (000)
Mortgage-backed obligations 90.32%
Federal agency	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD–	[2]	$–	[2]
mortgage-backed	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	1		1
obligations	Fannie Mae Pool #256583 5.00% 12/1/2036[1]	31		31
87.34%	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	1		1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	5		5
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	2		2
	Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	258		210
	Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	341		277
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	8		8
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	18		16
	Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	87		76
	Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	183		160
	Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	105		92
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	6		6
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	6		6
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	4		4
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	356		301
	Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	206		180
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	2		2
	Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	256		224
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	510		434
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	4		4
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	116		98
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	1		1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	2		2
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	2		2
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	357		332
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	1		1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	35		34
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	19		18
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	25		24
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	8		7
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	5		5
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	94		87
	Fannie Mae Pool #CA5496 3.00% 4/1/2050[1]	1,168		1,043
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	52		44
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	297		256
	Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	384		331
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	5		5
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	122		105
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	76		65
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	151		124
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	12		10
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	213		175
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	1,696		1,445
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	388		319
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	113		93
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	1		1
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	203		181
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	261		233
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	27		23
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	434		370
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	3		2
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	451		388
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	222		191
	Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	87		77
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	407		349
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	238		204
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	96		85
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	274		243
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	89		79

236	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	USD433	$354
mortgage-backed	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	140	115
obligations	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	43	43
(continued)	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	40	40
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	98	97
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	125	128
	Fannie Mae Pool #MA4981 6.50% 4/1/2053[1]	115	117
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	83	85
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	54	53
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	64	64
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	332	335
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	980	978
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	72	72
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	461	465
	Fannie Mae Pool #FS4652 6.50% 6/1/2053[1]	14	14
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	416	408
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	308	307
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	139	127
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	160	146
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	51	44
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	54	52
	Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1]	1	1
	Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]	2	2
	Freddie Mac Pool #A18781 5.00% 3/1/2034[1]	589	595
	Freddie Mac Pool #RB5113 1.50% 6/1/2041[1,3]	2,285	1,859
	Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	327	287
	Freddie Mac Pool #RB5122 2.50% 8/1/2041[1]	903	792
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	98	83
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	91	77
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	574	488
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	1	1
	Freddie Mac Pool #760012 3.113% 4/1/2045[1,4]	39	37
	Freddie Mac Pool #760013 3.208% 4/1/2045[1,4]	22	22
	Freddie Mac Pool #760014 2.73% 8/1/2045[1,4]	326	310
	Freddie Mac Pool #760015 2.568% 1/1/2047[1,4]	61	57
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	18	17
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	26	24
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	18	17
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	16	16
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	8	8
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	25	24
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	49	48
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	27	27
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	19	18
	Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]	1,471	1,312
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	18	16
	Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	154	137
	Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	468	403
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	5	5
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	553	455
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	211	180
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	343	282
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	2	2
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	3	3
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	315	259
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	81	72
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	262	232
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	87	77
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	78	64
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	65	56
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	43	36

American Funds Insurance Series 237

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	USD19	$17
mortgage-backed	Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]	192	175
obligations	Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	389	347
(continued)	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,3]	1,146	1,059
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	9	8
	Freddie Mac Pool #SD1450 2.50% 3/1/2052[1,3]	3,270	2,808
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	312	278
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	246	225
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	696	683
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	240	239
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	394	386
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	875	897
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	46	45
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	128	126
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	89	88
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	103	102
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	92	92
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	29	28
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	394	392
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	71	72
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	68	69
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	43	44
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	30	31
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	242	237
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	1,530	1,524
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	525	521
	Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,4]	207	197
	Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]	1,348	1,278
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00% 1/25/2056[1,4]	129	119
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT,
	3.25% 7/25/2056[1]	120	107
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00% 8/25/2056[1]	201	185
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00% 8/25/2056[1,4]	148	137
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT,
	3.00% 5/25/2057[1]	109	94
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50% 8/25/2057[1]	137	129
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT,
	3.50% 8/26/2058[1]	30	26
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50% 10/25/2058[1]	18	16
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50% 6/25/2028[1]	289	273
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 11/25/2028[1]	13	13
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1,
	3.50% 5/25/2032[1]	447	418
	Government National Mortgage Assn. 2.00% 7/1/2053[1,5]	174	147
	Government National Mortgage Assn. 2.50% 7/1/2053[1,5]	207	179
	Government National Mortgage Assn. 3.50% 7/1/2053[1,5]	489	451
	Government National Mortgage Assn. 4.00% 7/1/2053[1,5]	334	316
	Government National Mortgage Assn. 4.50% 7/1/2053[1,5]	165	159
	Government National Mortgage Assn. 5.50% 7/1/2053[1,5]	144	143
	Government National Mortgage Assn. 3.00% 8/1/2053[1,5]	323	289
	Government National Mortgage Assn. 3.50% 8/1/2053[1,5]	500	462
	Government National Mortgage Assn. 4.50% 8/1/2053[1,5]	2,050	1,980
	Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]	671	651
	Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]	293	281

238 American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	USD53	$51
mortgage-backed	Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]	516	494
obligations	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	77	81
(continued)	Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]	81	77
	Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]	167	166
	Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]	12	11
	Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	82	82
	Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]	128	116
	Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]	194	179
	Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]	89	83
	Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1]	912	877
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	42	36
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	728	621
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	94	79
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	585	509
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	361	311
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	203	176
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	172	148
	Government National Mortgage Assn. Pool #AN1825 4.616% 6/20/2065[1]	165	162
	Government National Mortgage Assn. Pool #AO0461 4.631% 8/20/2065[1]	56	55
	Government National Mortgage Assn. Pool #AO0409 4.617% 12/20/2065[1]	91	89
	Government National Mortgage Assn. Pool #AO0385 4.49% 1/20/2066[1]	431	420
	Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]	1	1
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	212	163
	Uniform Mortgage-Backed Security 4.00% 7/1/2038[1,5]	35	34
	Uniform Mortgage-Backed Security 2.50% 8/1/2038[1,5]	450	410
	Uniform Mortgage-Backed Security 4.00% 8/1/2038[1,5]	90	87
	Uniform Mortgage-Backed Security 2.00% 7/1/2053[1,5]	3,704	3,021
	Uniform Mortgage-Backed Security 2.50% 7/1/2053[1,5]	1,043	885
	Uniform Mortgage-Backed Security 3.00% 7/1/2053[1,5]	279	246
	Uniform Mortgage-Backed Security 3.50% 7/1/2053[1,5]	4,018	3,662
	Uniform Mortgage-Backed Security 4.00% 7/1/2053[1,5]	2,135	2,004
	Uniform Mortgage-Backed Security 4.50% 7/1/2053[1,5]	8,466	8,140
	Uniform Mortgage-Backed Security 5.00% 7/1/2053[1,5]	11,639	11,405
	Uniform Mortgage-Backed Security 5.50% 7/1/2053[1,5]	2,738	2,725
	Uniform Mortgage-Backed Security 6.00% 7/1/2053[1,5]	8,369	8,444
	Uniform Mortgage-Backed Security 2.50% 8/1/2053[1,5]	1,040	883
	Uniform Mortgage-Backed Security 3.00% 8/1/2053[1,5]	320	282
	Uniform Mortgage-Backed Security 6.00% 8/1/2053[1,5]	4,114	4,150
	Uniform Mortgage-Backed Security 6.50% 8/1/2053[1,5]	1	1

			91,446

Commercial	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A,
mortgage-backed	(1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[1,4,6]	100	99
securities	BX Trust, Series 2022-CSMO, Class A,
1.81%	(1-month USD CME Term SOFR + 2.115%) 7.262% 6/15/2027[1,4,6]	100	100
	BX Trust, Series 2021-ARIA, Class A,
	(1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[1,4,6]	891	865
	BX Trust, Series 2022-IND, Class A,
	(1-month USD CME Term SOFR + 1.491%) 6.638% 4/15/2037[1,4,6]	151	149
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A,
	6.015% 6/10/2028[1,4,6]	379	379
	ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A,
	(1-month USD CME Term SOFR + 2.245%) 7.392% 10/15/2039[1,4,6]	200	200
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A,
	(1-month USD CME Term SOFR + 2.489%) 7.548% 8/15/2039[1,4]	100	100

			1,892

American Funds Insurance Series 239

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,4,6]	USD83	$78
mortgage-backed	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,4,6]	261	248
obligations (privately	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,4,6]	172	158
originated)	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,4,6]	83	69
1.17%	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,4,6]	27	22
	GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4,
	2.50% 10/25/2052[1,4,6]	207	168
	Mello Warehouse Securitization Trust, Series 2021-3, Class A,
	(1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[1,4,6]	175	173
	Mill City Mortgage Trust, Series 15-1, Class M2, 3.739% 6/25/2056[1,4,6]	22	22
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2,
	2.50% 2/25/2052[1,4,6]	135	109
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A,
	1.259% 11/25/2031[1,4,6]	68	66
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,4,6]	85	82
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,4,6]	26	25
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.75% 2/25/2057[1,4,6]	8	8

			1,228

	Total mortgage-backed obligations		94,566

U.S. Treasury bonds & notes 5.84%
U.S. Treasury	U.S. Treasury 0.125% 1/15/2024	75	73
3.19%	U.S. Treasury 4.25% 5/31/2025	1,280	1,264
	U.S. Treasury 4.00% 2/15/2026	50	49
	U.S. Treasury 4.00% 2/29/2028	1,280	1,270
	U.S. Treasury 1.25% 8/15/2031	443	364
	U.S. Treasury 1.875% 2/15/2032	10	9
	U.S. Treasury 1.875% 2/15/2041	365	265
	U.S. Treasury 1.875% 11/15/2051	65	43

			3,337

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[7]	521	509
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[7]	427	414
securities	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	67	62
2.65%	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[7]	1,223	1,088
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[7]	434	369
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]	392	337

			2,779

	Total U.S. Treasury bonds & notes		6,116

Asset-backed obligations 2.05%
	Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR,
	(3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[1,4,6]	233	231
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A,
	1.42% 11/17/2033[1,6]	44	41
	Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A,
	0.90% 10/17/2034[1,6]	40	39
	Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[1]	340	338
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	283	254
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]	86	81
	LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	125	124
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]	105	91
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]	197	170
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]	172	152

240 American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Nelnet Student Loan Trust, Series 2021-C, Class AFL,
(1-month USD-LIBOR + 0.74%) 5.886% 4/20/2062[1,4,6]
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1,		USD139	$137
1.91% 10/20/2061[1,6]
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029		280	239
(5.24% on 1/20/2026)[1,8]
		250	246

Total bonds, notes & other debt instruments (cost: $105,512,000)			2,143

			102,825

Short-term securities 47.72%	Weighted average yield at acquisition
Federal agency bills & notes 27.43%
Federal Home Loan Bank 8/8/2023	4.700%	10,000	9,951
Federal Home Loan Bank 8/11/2023	4.990	4,000	3,978
Federal Home Loan Bank 8/14/2023	4.741	5,000	4,971
Federal Home Loan Bank 8/23/2023	4.886	5,000	4,965
Federal Home Loan Bank 8/25/2023	4.951	1,500	1,489
Federal Home Loan Bank 9/6/2023	5.198	900	892
Federal Home Loan Bank 9/22/2023	5.240	2,500	2,472

			28,718

Commercial paper 11.62%
Air Products and Chemicals, Inc. 7/20/2023[6]	5.100	400	399
Apple, Inc. 7/19/2023[6]	5.060	1,700	1,696
BofA Securities, Inc. 7/10/2023[6]	5.180	900	899
Cabot Trail Funding, LLC 8/16/2023[6]	5.180	400	397
Chariot Funding, LLC 7/5/2023[6]	5.230	1,000	999
Chariot Funding, LLC 7/19/2023[6]	5.180	1,200	1,197
Coca-Cola Co. 7/20/2023[6]	5.130	1,100	1,097
Johnson & Johnson 7/12/2023[6]	4.960	1,500	1,498
Linde, Inc. 7/11/2023	5.065	700	699
OMERS Finance Trust 7/12/2023	5.150	500	499
Paccar Financial Corp. 7/7/2023	5.130	700	699
Paccar Financial Corp. 7/24/2023	5.080	600	598
Paccar Financial Corp. 7/27/2023	5.090	700	697
Paccar Financial Corp. 8/1/2023	5.090	800	796

			12,170

U.S. Treasury bills 4.76%
U.S. Treasury 7/13/2023	5.110	2,000	1,997
U.S. Treasury 7/20/2023	5.050	1,500	1,496
U.S. Treasury 8/22/2023	5.117	600	596
U.S. Treasury 9/21/2023	5.125	900	890

			4,979

American Funds Insurance Series 241

American Funds Mortgage Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 3.91%
Hydro-Québec 7/18/2023[6]	5.100%	USD600	$598
Nederlandse Waterschapsbank NV 7/7/2023[6]	5.090	500	500
Nederlandse Waterschapsbank NV 7/11/2023[6]	5.120	2,000	1,997
Québec (Province of) 7/25/2023[6]	5.100	1,000	996

			4,091

Total short-term securities (cost: $49,952,000)			49,958

Total investment securities 145.93% (cost: $155,464,000)			152,783
Other assets less liabilities (45.93)%			(48,089)

Net assets 100.00%			$104,694

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	109	September 2023	USD22,164	$(282)
5 Year U.S. Treasury Note Futures	Long	188	September 2023	20,134	(319)
10 Year U.S. Treasury Note Futures	Long	177	September 2023	19,871	(299)
10 Year Ultra U.S. Treasury Note Futures	Short	23	September 2023	(2,724)	30
20 Year U.S. Treasury Bond Futures	Short	28	September 2023	(3,553)	(5)
30 Year Ultra U.S. Treasury Bond Futures	Long	16	September 2023	2,179	22

					$(853)

Swap contracts

Interest rate swaps

    Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized depreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD1,156	$ (4)	$–	$ (4)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	1,694	(5)	–	(5)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	2,400	(8)	–	(8)
SOFR	Annual	3.41%	Annual	7/28/2045	1,300	(6)	–	(6)
						$(23)	$–	$(23)

242 American Funds Insurance Series

American Funds Mortgage Fund (continued)

1 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2 Amount less than one thousand.

3 All or a portion of this security was pledged as collateral. The total value of pledged collateral was $935,000, which represented .89% of the net assets of the fund.

4 Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

5 Purchased on a TBA basis.

6 Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,852,000, which represented 16.10% of the net assets of the fund.

7 Index-linked bond whose principal amount moves with a government price index.

8 Step bond; coupon rate may change at a later date.

Key to abbreviations

Assn. = Association

CLO = Collateralized Loan Obligations

CME = CME Group

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 243

Ultra-Short Bond Fund

Investment portfolio June 30, 2023	unaudited

Short-term securities 97.67%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 49.16%
Amazon.com, Inc. 8/14/2023[1]	5.110%	USD2,000	$1,987
Apple, Inc. 7/19/2023[1]	5.060	13,000	12,965
BNP Paribas SA 7/10/2023[1]	5.080	11,900	11,883
BofA Securities, Inc. 7/10/2023[1]	5.180	2,000	1,997
Cabot Trail Funding, LLC 8/16/2023[1]	5.180	7,200	7,151
Chariot Funding, LLC 7/5/2023[1]	5.223	6,000	5,996
Chariot Funding, LLC 7/11/2023[1]	5.180	7,000	6,989
Chariot Funding, LLC 7/19/2023[1]	5.180	1,600	1,596
Coca-Cola Co. 7/20/2023[1]	5.130	2,700	2,692
Equinor ASA 7/3/2023[1]	5.060	16,200	16,193
Johnson & Johnson 7/12/2023[1]	4.960	6,000	5,990
Komatsu Finance America, Inc. 7/19/2023[1]	5.120	12,500	12,467
Liberty Street Funding, LLC 7/18/2023[1]	5.150	5,800	5,785
Linde, Inc. 7/11/2023	5.065	1,800	1,797
LMA-Americas, LLC 7/28/2023[1]	5.170	10,000	9,959
Merck & Co., Inc. 7/24/2023[1]	5.110	12,500	12,458
Novartis Finance Corp. 7/11/2023[1]	5.070	10,000	9,985
Novartis Finance Corp. 8/4/2023[1]	5.130	3,000	2,985
OMERS Finance Trust 7/12/2023	5.150	9,000	8,985
Paccar Financial Corp. 7/17/2023	5.150	11,000	10,974
Paccar Financial Corp. 7/24/2023	5.080	2,000	1,993
Sanofi 7/18/2023[1]	4.916	10,000	9,975
Svenska Handelsbanken AB 8/1/2023[1]	4.870	10,000	9,955
Victory Receivables Corp. 7/12/2023[1]	5.150	10,000	9,983
Victory Receivables Corp. 7/18/2023[1]	5.110	3,000	2,992
Wal-Mart Stores, Inc. 8/28/2023[1]	5.160	7,500	7,436

			193,168

Federal agency bills & notes 21.24%
Federal Home Loan Bank 7/21/2023	4.850	5,000	4,988
Federal Home Loan Bank 7/24/2023	4.940	3,800	3,789
Federal Home Loan Bank 8/3/2023	4.840	2,200	2,191
Federal Home Loan Bank 8/4/2023	4.980	2,000	1,991
Federal Home Loan Bank 8/11/2023	4.990	15,000	14,920
Federal Home Loan Bank 8/14/2023	4.922	15,500	15,411
Federal Home Loan Bank 8/25/2023	4.964	30,000	29,781
Federal Home Loan Bank 9/6/2023	5.198	10,500	10,406

			83,477

Bonds & notes of governments & government agencies outside the U.S. 16.98%
British Columbia (Province of) 7/10/2023	5.050	3,600	3,595
British Columbia (Province of) 8/10/2023	5.120	5,000	4,971
Denmark (Kingdom of) 7/17/2023	5.050	12,000	11,971
European Investment Bank 7/24/2023	5.041	10,000	9,968
FMS Wertmanagement 7/20/2023[1]	5.190	11,000	10,969
Hydro-Québec 7/18/2023[1]	5.100	1,800	1,796
Nederlandse Waterschapsbank NV 7/11/2023[1]	5.120	1,100	1,098
Nederlandse Waterschapsbank NV 7/18/2023[1]	4.980	10,000	9,975
Oesterreich Kontrollbank 7/19/2023	5.080	5,100	5,086
Québec (Province of) 7/14/2023[1]	5.160	2,100	2,096
Québec (Province of) 7/17/2023[1]	5.100	4,100	4,090
Québec (Province of) 7/25/2023[1]	5.100	1,100	1,096

			66,711

244 American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 10.29%
U.S. Treasury 7/13/2023	5.148%	USD18,000	$17,975
U.S. Treasury 7/20/2023	5.050	10,000	9,976
U.S. Treasury 8/22/2023	5.117	2,200	2,184
U.S. Treasury 9/21/2023	5.125	5,600	5,536
U.S. Treasury 9/28/2023	5.191	4,800	4,741

			40,412

Total short-term securities (cost: $383,761,000)			383,768

Total investment securities 97.67% (cost: $383,761,000)			383,768
Other assets less liabilities 2.33%			9,161

Net assets 100.00%			$392,929

1 Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $200,539,000, which represented 51.04% of the net assets of the fund.

Refer to the notes to financial statements.

American Funds Insurance Series 245

U.S. Government Securities Fund

Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 95.05%		Principal amount (000)		Value (000)
Mortgage-backed obligations 51.04%
Federal agency	Fannie Mae Pool #406607 6.50% 8/1/2024[1]	USD4		$4
mortgage-backed	Fannie Mae Pool #735070 6.50% 10/1/2024[1]	1		1
obligations	Fannie Mae Pool #745316 6.50% 2/1/2026[1]	39		40
51.04%	Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	37		37
	Fannie Mae Pool #257431 6.50% 10/1/2028[1]	2		2
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	1		1
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	3		3
	Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	623		601
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,303		1,256
	Fannie Mae Pool #940890 6.50% 6/1/2037[1]	–	[2]	–	[2]
	Fannie Mae Pool #256828 7.00% 7/1/2037[1]	3		3
	Fannie Mae Pool #256860 6.50% 8/1/2037[1]	11		11
	Fannie Mae Pool #888698 7.00% 10/1/2037[1]	13		13
	Fannie Mae Pool #970343 6.00% 2/1/2038[1]	14		14
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	5		5
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	20		20
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	8		8
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	32,456		27,726
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	349		350
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	178		179
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	32		32
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	160		161
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	24		24
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	115		116
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	15		15
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	2,846		2,410
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	9		9
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	1,315		1,118
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	17		18
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	850		720
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	5		4
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	8		7
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	39		36
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	7		7
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	60		56
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	4,279		3,983
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	54		50
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	16		15
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	8		7
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	7		6
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	3		3
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	5		5
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	140		134
	Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	3,079		2,848
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	41		37
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	75		71
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	100		96
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	31		30
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	20		19
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	1,113		1,036
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	421		391
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	111		103
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	552		514
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	312		289
	Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	3,425		3,058
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	407		361
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	896		770
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	237		210
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	73		65
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	560		478
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	188		162

246 American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency	Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	USD354		$314
mortgage-backed	Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	1,851		1,574
obligations	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	221		182
(continued)	Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	243		215
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	78		64
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	1,057		876
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	900		740
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	10		8
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	6		5
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	5,404		4,808
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	1,574		1,342
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	189		162
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	676		577
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	49		41
	Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	348		308
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	1,228		1,052
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	809		722
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	2,308		2,050
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	357		316
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	740		605
	Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	193		166
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,714		3,315
	Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	3,165		2,974
	Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]	62		61
	Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]	56		55
	Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]	1,965		1,793
	Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]	59		58
	Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]	991		958
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	928		896
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	733		732
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	685		685
	Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]	106		106
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	265		272
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	421		419
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	939		966
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	3,194		3,181
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	486		502
	Fannie Mae Pool #MA4981 6.50% 4/1/2053[1]	368		376
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	552		550
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	2,329		2,350
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	4,621		4,601
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	3,415		3,407
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	3,586		3,619
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,218		2,247
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,583		1,602
	Fannie Mae Pool #FS4652 6.50% 6/1/2053[1]	251		256
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	14,532		14,470
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,372		1,172
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	445		429
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	–	[2]	–	[2]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	–	[2]	–	[2]
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.004% 7/25/2023[1,3]	28		28
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[1,3]	180		177
	Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]	2		2
	Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]	2		2
	Freddie Mac Pool #1H1354 4.333% 11/1/2036[1,3]	48		48
	Freddie Mac Pool #C03518 5.00% 9/1/2040[1]	266		269
	Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	627		632
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	764		650
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	745		633
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	1,755		1,492

American Funds Insurance Series 247

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	USD10,690	$9,292
mortgage-backed	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	3	3
obligations	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	27	26
(continued)	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	30	28
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]	142	137
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	194	182
	Freddie Mac Pool #760014 2.73% 8/1/2045[1,3]	261	248
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	49	45
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	71	66
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	53	49
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	51	47
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	39	36
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	34	32
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	31	29
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	20	19
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	17	16
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	14	13
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	1,335	1,277
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	72	69
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	65	63
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	27	25
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	17	16
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	102	97
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	196	192
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	109	106
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	74	73
	Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]	20	20
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	180	166
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	48	44
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	374	349
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	192	179
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	75	67
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	415	368
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	2,821	2,323
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	2,108	1,801
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	36	30
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	60	49
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,856	2,346
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	292	258
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	161	143
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	2,282	2,022
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	242	214
	Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]	13,787	11,847
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	477	391
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	510	438
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	326	288
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	321	275
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	152	135
	Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	3,265	2,915
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	13,395	12,384
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	205	187
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	297	264
	Freddie Mac Pool #8D0226 2.524% 5/1/2052[1,3]	498	442
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	1,227	1,119
	Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	811	796
	Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]	57	55
	Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]	53	52
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	11,551	11,335
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	1,230	1,206
	Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]	991	958
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,349	2,341

248 American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	USD5,575		$5,713
mortgage-backed	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	1,035		1,030
obligations	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	1,129		1,124
(continued)	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	9,085		9,169
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	3,014		3,001
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	18,430		18,600
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	499		505
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	478		485
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	304		307
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	212		217
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	2,756		2,826
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	2,315		2,371
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	2,248		2,320
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	2,156		2,232
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	1,483		1,537
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	1,154		1,188
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	799		816
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	589		613
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	29,369		29,245
	Freddie Mac, Series 1567, Class A,
	(1-month USD-LIBOR + 0.40%) 2.547% 8/15/2023[1,3]	–	[2]	–	[2]
	Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 8/25/2023[1,3]	1,257		1,252
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/2024[1]	1,363		1,327
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	3,875		3,845
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA,
	3.00% 1/25/2056[1,3]	4,345		4,021
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT,
	3.00% 7/25/2056[1]	799		699
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT,
	3.25% 7/25/2056[1]	324		288
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA,
	3.00% 8/25/2056[1]	4,358		4,014
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA,
	3.00% 8/25/2056[1,3]	3,944		3,644
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT,
	3.00% 5/25/2057[1]	885		764
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT,
	3.25% 6/25/2057[1,3]	1,261		1,132
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA,
	3.50% 8/25/2057[1]	476		448
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT,
	3.50% 11/25/2057[1]	3,998		3,568
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA,
	3.50% 11/26/2057[1]	233		220
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT,
	3.50% 7/25/2058[1]	732		653
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA,
	3.50% 7/25/2058[1]	545		511
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA,
	3.50% 8/25/2058[1]	2,013		1,881
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT,
	3.50% 8/26/2058[1]	704		628
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT,
	3.50% 10/25/2058[1]	382		341
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA,
	3.00% 2/25/2059[1]	1,723		1,573
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1,
	3.50% 6/25/2028[1]	4,017		3,793
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1,
	3.50% 11/25/2028[1]	17,475		16,491

American Funds Insurance Series 249

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C,
mortgage-backed	2.75% 11/25/2029[1]	USD4,547	$4,154
obligations	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D,
(continued)	2.00% 7/25/2030[1]	1,271	1,124
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D,
	2.00% 7/25/2030[1]	435	361
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1,
	3.50% 5/25/2032[1]	4,448	4,159
	Government National Mortgage Assn. 2.00% 7/1/2053[1,4]	1,395	1,173
	Government National Mortgage Assn. 2.50% 7/1/2053[1,4]	3,353	2,904
	Government National Mortgage Assn. 3.00% 7/1/2053[1,4]	290	259
	Government National Mortgage Assn. 3.50% 7/1/2053[1,4]	10,681	9,860
	Government National Mortgage Assn. 4.00% 7/1/2053[1,4]	11,750	11,120
	Government National Mortgage Assn. 4.50% 7/1/2053[1,4]	859	829
	Government National Mortgage Assn. 5.50% 7/1/2053[1,4]	5	5
	Government National Mortgage Assn. 3.00% 8/1/2053[1,4]	1,015	908
	Government National Mortgage Assn. 3.50% 8/1/2053[1,4]	10,500	9,703
	Government National Mortgage Assn. 4.50% 8/1/2053[1,4]	10,100	9,754
	Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	78	82
	Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	20	21
	Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]	155	165
	Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]	28	28
	Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	181	182
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	77	81
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	2,367	2,441
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	801	816
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	540	529
	Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]	18	17
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	5,432	4,629
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	765	650
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	4,155	3,618
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	3,493	3,016
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	1,942	1,678
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	1,222	1,054
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	852	726
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	442	340
	Uniform Mortgage-Backed Security 2.00% 7/1/2038[1,4]	1,115	988
	Uniform Mortgage-Backed Security 2.50% 7/1/2038[1,4]	175	159
	Uniform Mortgage-Backed Security 4.00% 7/1/2038[1,4]	280	270
	Uniform Mortgage-Backed Security 2.50% 8/1/2038[1,4]	2,100	1,915
	Uniform Mortgage-Backed Security 4.00% 8/1/2038[1,4]	640	618
	Uniform Mortgage-Backed Security 2.00% 7/1/2053[1,4]	9,225	7,525
	Uniform Mortgage-Backed Security 2.50% 7/1/2053[1,4]	2,001	1,697
	Uniform Mortgage-Backed Security 3.00% 7/1/2053[1,4]	5,398	4,752
	Uniform Mortgage-Backed Security 3.50% 7/1/2053[1,4]	40,326	36,752
	Uniform Mortgage-Backed Security 4.00% 7/1/2053[1,4]	23,285	21,854
	Uniform Mortgage-Backed Security 4.50% 7/1/2053[1,4]	24,172	23,241
	Uniform Mortgage-Backed Security 5.00% 7/1/2053[1,4]	63,179	61,910
	Uniform Mortgage-Backed Security 5.50% 7/1/2053[1,4]	27,204	27,074
	Uniform Mortgage-Backed Security 5.50% 7/1/2053[1,4]	666	663
	Uniform Mortgage-Backed Security 6.00% 7/1/2053[1,4]	87,805	88,587
	Uniform Mortgage-Backed Security 6.50% 7/1/2053[1,4]	5,145	5,254
	Uniform Mortgage-Backed Security 2.50% 8/1/2053[1,4]	2,200	1,869
	Uniform Mortgage-Backed Security 3.00% 8/1/2053[1,4]	3,500	3,085
	Uniform Mortgage-Backed Security 4.50% 8/1/2053[1,4]	32,400	31,167
	Uniform Mortgage-Backed Security 6.00% 8/1/2053[1,4]	45,035	45,426

			767,437

250 American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 38.74%
U.S. Treasury	U.S. Treasury 0.125% 7/15/2023	USD40,000		$39,932
28.23%	U.S. Treasury 2.125% 11/30/2023	–	[2]	–	[2]
	U.S. Treasury 0.125% 12/15/2023	1,934		1,891
	U.S. Treasury 2.25% 12/31/2023	1,332		1,312
	U.S. Treasury 0.125% 1/15/2024	2,830		2,753
	U.S. Treasury 2.50% 1/31/2024	26,000		25,577
	U.S. Treasury 1.50% 2/29/2024	369		359
	U.S. Treasury 3.00% 7/31/2024	1,820		1,774
	U.S. Treasury 4.125% 1/31/2025	23,076		22,715
	U.S. Treasury 4.625% 2/28/2025	30,265		30,033
	U.S. Treasury 3.875% 3/31/2025	7,070		6,931
	U.S. Treasury 3.875% 4/30/2025	4,615		4,525
	U.S. Treasury 2.75% 5/15/2025	7,459		7,165
	U.S. Treasury 4.25% 5/31/2025	37,305		36,836
	U.S. Treasury 3.125% 8/15/2025	390		377
	U.S. Treasury 3.50% 9/15/2025	28,000		27,244
	U.S. Treasury 3.00% 9/30/2025	2,235		2,151
	U.S. Treasury 4.625% 3/15/2026	11,050		11,063
	U.S. Treasury 1.25% 12/31/2026	8,665		7,799
	U.S. Treasury 3.50% 1/31/2028	7,373		7,157
	U.S. Treasury 4.00% 2/29/2028	7,860		7,802
	U.S. Treasury 3.625% 5/31/2028	27,900		27,286
	U.S. Treasury 1.00% 7/31/2028	1,995		1,711
	U.S. Treasury 2.625% 7/31/2029	9,309		8,598
	U.S. Treasury 3.50% 1/31/2030	24,230		23,509
	U.S. Treasury 2.75% 8/15/2032	7,500		6,872
	U.S. Treasury 3.50% 2/15/2033	29,585		28,800
	U.S. Treasury 4.25% 5/15/2039	795		832
	U.S. Treasury 4.50% 8/15/2039	820		882
	U.S. Treasury 1.125% 5/15/2040	4,135		2,681
	U.S. Treasury 3.875% 2/15/2043	1,050		1,023
	U.S. Treasury 3.875% 5/15/2043	820		802
	U.S. Treasury 2.50% 2/15/2045	4,850		3,754
	U.S. Treasury 2.50% 2/15/2046	3,900		3,001
	U.S. Treasury 2.50% 5/15/2046	5,400		4,151
	U.S. Treasury 2.875% 11/15/2046	2,700		2,224
	U.S. Treasury 3.00% 2/15/2049	300		254
	U.S. Treasury 2.875% 5/15/2049	6,300		5,208
	U.S. Treasury 2.25% 8/15/2049	1,635		1,188
	U.S. Treasury 1.25% 5/15/2050[5]	18,640		10,476
	U.S. Treasury 1.375% 8/15/2050	4,330		2,515
	U.S. Treasury 1.625% 11/15/2050[5]	26,165		16,235
	U.S. Treasury 1.875% 2/15/2051	6,672		4,414
	U.S. Treasury 2.00% 8/15/2051	5,226		3,558
	U.S. Treasury 1.875% 11/15/2051	3,164		2,086
	U.S. Treasury 2.875% 5/15/2052	3,740		3,096
	U.S. Treasury 3.00% 8/15/2052[5]	7,555		6,417
	U.S. Treasury 4.00% 11/15/2052[5]	7,319		7,510

				424,479

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[6]	3,478		3,395
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[6]	12,499		12,132
securities	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[6]	5,883		5,600
10.51%	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[6]	50,365		48,225
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[6]	6,414		6,085
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[6]	5,853		5,491
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[6]	30,446		28,478
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[6]	5,712		5,288
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[6]	7,706		7,596

American Funds Insurance Series 251

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030[6]	USD7,423	$6,658
inflation-protected	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[6]	7,001	6,223
securities	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[6]	1,019	904
(continued)	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[6]	4,491	3,954
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[6]	429	461
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[5,6]	8,712	7,405
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[6]	1,636	1,342
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[6]	5,002	4,305
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[6]	343	240
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[6]	4,975	3,317
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[6]	1,486	984

			158,083

	Total U.S. Treasury bonds & notes		582,562

Federal agency bonds & notes 5.27%
	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	266	255
	Fannie Mae 7.125% 1/15/2030	2,000	2,339
	Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,228
	Federal Home Loan Bank 5.50% 7/15/2036	300	341
	Private Export Funding Corp. 3.55% 1/15/2024	3,190	3,152
	Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,606
	Tennessee Valley Authority 0.75% 5/15/2025	3,700	3,414
	Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,731
	Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,815
	Tennessee Valley Authority 5.88% 4/1/2036	875	995
	Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	244
	Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	828	770
	U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 9/18/2023	1,250	1,250
	U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025	14,779	14,091
	U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	1,814	1,873
	U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 8/1/2023	1,500	1,497
	U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024	2,250	2,188
	U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	2,640	2,529
	U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,625	2,503
	U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	11,482	10,889
	U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,856	3,643
	U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,650	2,477
	U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	2,482	2,373
	U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,475	2,364

252 American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032	USD2,377	$2,212
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033	2,059	1,904
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034	651	601

		79,284

Total bonds, notes & other debt instruments (cost: $1,497,923,000)		1,429,283

Short-term securities 29.53%	Weighted average yield at acquisition
Federal agency bills & notes 15.55%
Federal Home Loan Bank 7/28/2023	4.957%	6,500	6,478
Federal Home Loan Bank 8/8/2023	4.700	90,000	89,556
Federal Home Loan Bank 8/11/2023	4.990	25,000	24,866
Federal Home Loan Bank 8/14/2023	4.741	95,000	94,452
Federal Home Loan Bank 8/25/2023	4.951	10,000	9,927
Federal Home Loan Bank 9/6/2023	5.198	8,600	8,523

			233,802

Commercial paper 8.48%
Apple, Inc. 7/19/2023[7]	5.060	26,000	25,930
BofA Securities, Inc. 7/10/2023[7]	5.180	2,100	2,097
Cabot Trail Funding, LLC 8/16/2023[7]	5.180	2,400	2,384
Chariot Funding, LLC 7/5/2023[7]	5.210	1,000	999
Chariot Funding, LLC 7/19/2023[7]	5.180	6,400	6,383
Chariot Funding, LLC 7/31/2023[7]	5.200	2,600	2,588
Coca-Cola Co. 7/20/2023[7]	4.969	32,900	32,808
Equinor ASA 7/3/2023[7]	5.060	14,500	14,494
Komatsu Finance America, Inc. 7/19/2023[7]	5.120	13,500	13,464
Linde, Inc. 7/11/2023	5.065	2,500	2,496
OMERS Finance Trust 7/12/2023	5.150	20,000	19,966
Paccar Financial Corp. 7/24/2023	5.080	3,900	3,887

			127,496

U.S. Treasury bills 3.35%
U.S. Treasury 7/13/2023	5.110	12,500	12,483
U.S. Treasury 7/20/2023	5.050	10,000	9,976
U.S. Treasury 8/22/2023	5.117	3,700	3,674
U.S. Treasury 11/2/2023	4.527	24,780	24,342

			50,475

American Funds Insurance Series 253

U.S. Government Securities Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 2.15%
Nederlandse Waterschapsbank NV 7/11/2023[7]	5.120%	USD14,100	$14,078
Oesterreich Kontrollbank 7/19/2023	5.080	5,200	5,186
Québec (Province of) 7/17/2023[7]	5.100	13,100	13,069

			32,333

Total short-term securities (cost: $444,135,000)			444,106

Total investment securities 124.58% (cost: $1,942,058,000)			1,873,389
Other assets less liabilities (24.58)%			(369,590)

Net assets 100.00%			$1,503,799

254 American Funds Insurance Series

U.S. Government Securities Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
30 Day Federal Funds Futures	Long	212	July 2023	USD83,831	$5
30 Day Federal Funds Futures	Short	193	August 2023	(76,177)	8
30 Day Federal Funds Futures	Short	57	October 2023	(22,484)	16
30 Day Federal Funds Futures	Long	56	November 2023	22,073	(13)
3 Month SOFR Futures	Long	1,495	December 2023	353,568	(17,923)
3 Month SOFR Futures	Short	923	March 2024	(218,382)	10,724
3 Month SOFR Futures	Long	62	September 2024	14,762	(26)
3 Month SOFR Futures	Short	256	March 2025	(61,424)	1,752
2 Year U.S. Treasury Note Futures	Long	3,418	September 2023	695,029	(8,638)
5 Year U.S. Treasury Note Futures	Long	3,471	September 2023	371,722	(6,146)
10 Year U.S. Treasury Note Futures	Long	2,118	September 2023	237,779	(3,585)
10 Year Ultra U.S. Treasury Note Futures	Short	916	September 2023	(108,489)	1,225
20 Year U.S. Treasury Bond Futures	Short	264	September 2023	(33,503)	(43)
30 Year Ultra U.S. Treasury Bond Futures	Long	205	September 2023	27,925	246

					$(22,398)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
SOFR	Annual	0.471%	Annual	10/26/2023	USD30,500	$471	$–	$471
0.45801%	Annual	SOFR	Annual	10/26/2023	30,500	(472)	–	(472)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	17,898	(60)	–	(60)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	26,222	(87)	–	(87)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	35,800	(119)	–	(119)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024	119,400	(4,020)	–	(4,020)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	97,600	4,420	–	4,420
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	24,000	(420)	–	(420)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	3,698	(66)	–	(66)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	17,700	(320)	–	(320)
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	20,100	1,765	–	1,765
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	20,100	1,765	–	1,765
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	22,492	2,857	–	2,857
SOFR	Annual	3.916%	Annual	7/11/2025	46,800	787	–	787
4.265%	Annual	SOFR	Annual	2/16/2026	4,777	(30)	–	(30)
4.27%	Annual	SOFR	Annual	2/16/2026	9,620	(60)	–	(60)
4.3005%	Annual	SOFR	Annual	2/17/2026	1,989	(11)	–	(11)
4.288%	Annual	SOFR	Annual	2/17/2026	2,021	(12)	–	(12)
4.3035%	Annual	SOFR	Annual	2/17/2026	2,874	(16)	–	(16)
4.2675%	Annual	SOFR	Annual	2/17/2026	2,771	(18)	–	(18)
4.2515%	Annual	SOFR	Annual	2/17/2026	2,847	(19)	–	(19)
3.45%	Annual	SOFR	Annual	2/1/2028	12,500	(276)	–	(276)
3.47%	Annual	SOFR	Annual	2/2/2028	11,600	(247)	–	(247)
3.177%	Annual	SOFR	Annual	2/28/2030	2,400	(78)	–	(78)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	9,121	–	9,121
3.18%	Annual	SOFR	Annual	4/17/2030	2,600	(84)	–	(84)

American Funds Insurance Series 255

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2023 (000)	paid (000)	at 6/30/2023 (000)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	$(69)	$–	$(69)
3.353%	Annual	SOFR	Annual	4/19/2030	2,600	(57)	–	(57)
3.342%	Annual	SOFR	Annual	4/19/2030	2,600	(59)	–	(59)
3.344%	Annual	SOFR	Annual	4/20/2030	2,600	(59)	–	(59)
3.128%	Annual	SOFR	Annual	4/28/2030	2,600	(92)	–	(92)
3.285%	Annual	SOFR	Annual	5/1/2030	2,500	(65)	–	(65)
3.259%	Annual	SOFR	Annual	5/1/2030	2,600	(72)	–	(72)
3.186%	Annual	SOFR	Annual	5/9/2030	2,600	(83)	–	(83)
3.215%	Annual	SOFR	Annual	5/10/2030	2,500	(75)	–	(75)
3.29%	Annual	SOFR	Annual	5/19/2030	3,100	(80)	–	(80)
3.31%	Annual	SOFR	Annual	6/9/2030	26,800	(652)	–	(652)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	2,959	–	2,959
SOFR	Annual	3.175%	Annual	2/1/2038	16,000	55	–	55
3.065%	Annual	SOFR	Annual	4/7/2040	12,300	(644)	–	(644)
SOFR	Annual	3.045%	Annual	7/27/2050	3,600	134	–	134
SOFR	Annual	2.85282%	Annual	12/6/2052	540	35	–	35
SOFR	Annual	2.93542%	Annual	12/6/2052	550	27	–	27
SOFR	Annual	3.01413%	Annual	1/12/2053	1,402	49	–	49
SOFR	Annual	3.02%	Annual	1/12/2053	1,400	48	–	48
SOFR	Annual	2.974%	Annual	4/17/2053	800	33	–	33
SOFR	Annual	3.044%	Annual	4/18/2053	800	23	–	23
SOFR	Annual	3.0875%	Annual	4/19/2053	800	16	–	16
SOFR	Annual	3.1035%	Annual	4/19/2053	800	14	–	14
SOFR	Annual	3.0895%	Annual	4/20/2053	800	16	–	16
SOFR	Annual	2.9405%	Annual	4/28/2053	800	38	–	38
SOFR	Annual	3.0535%	Annual	5/1/2053	1,600	43	–	43
SOFR	Annual	3.085%	Annual	5/9/2053	900	19	–	19
SOFR	Annual	3.1135%	Annual	5/10/2053	800	12	–	12
SOFR	Annual	3.1605%	Annual	5/19/2053	1,000	6	–	6

						$16,291	$–	$16,291

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,752,000, which represented .98% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $128,294,000, which represented 8.53% of the net assets of the fund.

256 American Funds Insurance Series

U.S. Government Securities Fund (continued)

Key to abbreviations

Assn. = Association

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 257

Managed Risk Growth Fund
Investment portfolio June 30, 2023	unaudited

Growth funds 85.25%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,727,279	$425,030

Total growth funds (cost: $380,542,000)		425,030

Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,265,584	50,023

Total fixed income funds (cost: $50,624,000)		50,023

Short-term securities 4.00%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	19,961,230	19,961

Total short-term securities (cost: $19,961,000)		19,961

Options purchased 0.16%
Options purchased*		766

Total options purchased (cost: $2,722,000)		766

Total investment securities 99.44% (cost: $453,849,000)		495,780
Other assets less liabilities 0.56%		2,816

Net assets 100.00%		$498,596

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2023 (000)
S&P 500 Index	335	USD149,088	USD2,850.00	9/15/2023	$55
S&P 500 Index	30	13,351	2,950.00	9/15/2023	6
S&P 500 Index	10	4,450	3,000.00	9/15/2023	2
S&P 500 Index	70	31,153	2,775.00	12/15/2023	47
S&P 500 Index	70	31,153	2,800.00	12/15/2023	47
S&P 500 Index	50	22,252	2,825.00	12/15/2023	36
S&P 500 Index	100	44,504	2,850.00	12/15/2023	75
S&P 500 Index	110	48,954	2,875.00	12/15/2023	83
S&P 500 Index	35	15,576	2,900.00	12/15/2023	27
S&P 500 Index	30	13,351	2,950.00	12/15/2023	26
S&P 500 Index	65	28,927	3,150.00	12/15/2023	73
S&P 500 Index	10	4,450	3,225.00	12/15/2023	13
S&P 500 Index	35	15,576	3,250.00	12/15/2023	46
S&P 500 Index	145	64,531	3,275.00	12/15/2023	198
S&P 500 Index	20	8,901	3,350.00	12/15/2023	32

					$766

258 American Funds Insurance Series

Managed Risk Growth Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	860	September 2023	USD92,101	$(1,219)
Japanese yen currency Futures	Short	2	September 2023	(175)	7
FTSE 100 Index Futures	Short	2	September 2023	(192)	1
Nikkei 225 (OSE) Index Futures	Short	1	September 2023	(230)	(7)
British pound currency Futures	Short	3	September 2023	(238)	(2)
Mini MSCI Emerging Market Index Futures	Short	9	September 2023	(449)	6
Russell 2000 Mini Index Futures	Short	11	September 2023	(1,047)	(12)
Euro Stoxx 50 Index Futures	Short	48	September 2023	(2,322)	(39)
Euro currency Futures	Short	18	September 2023	(2,465)	(16)
S&P Mid 400 E-mini Index Futures	Short	16	September 2023	(4,231)	(115)
S&P 500 E-mini Index Futures	Short	143	September 2023	(32,091)	(693)

					$(2,089)

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.25%
American Funds Insurance Series –
Growth Fund, Class 1	$387,467	$91,971	$122,285	$(28,447)	$96,324	$425,030	$ 780	$22,902
Fixed income funds 10.03%
American Funds Insurance Series –
The Bond Fund of America, Class 1	34,197	36,164	20,338	(885)	885	50,023	286	–
Total 95.28%				$(29,332)	$97,209	$475,053	$1,066	$22,902

1 Rate represents the seven-day yield at 6/30/2023.

2 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 259

Managed Risk International Fund

Investment portfolio June 30, 2023	unaudited

Growth funds 85.31%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,194,789	$106,426

Total growth funds (cost: $99,890,000)		106,426

Fixed income funds 10.04%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,318,491	12,526

Total fixed income funds (cost: $12,773,000)		12,526

Short-term securities 3.86%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	4,810,529	4,811

Total short-term securities (cost: $4,811,000)		4,811

Options purchased 0.18%
Options purchased*		225

Total options purchased (cost: $716,000)		225

Total investment securities 99.39% (cost: $118,190,000)		123,988
Other assets less liabilities 0.61%		761

Net assets 100.00%		$124,749

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2023 (000)
iShares MSCI EAFE ETF	1,300	USD9,425	USD49.00	9/15/2023	$12
iShares MSCI EAFE ETF	550	3,988	50.00	9/15/2023	5
iShares MSCI EAFE ETF	1,400	10,150	51.00	9/15/2023	14
iShares MSCI EAFE ETF	2,400	17,400	52.00	9/15/2023	19
iShares MSCI EAFE ETF	1,800	13,050	54.00	12/15/2023	47
iShares MSCI EAFE ETF	3,900	28,275	55.00	12/15/2023	99
iShares MSCI EAFE ETF	700	5,075	56.00	12/15/2023	24
iShares MSCI EAFE ETF	200	1,450	57.00	12/15/2023	5

					$225

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	122	September 2023	USD13,066	$(79)
S&P 500 E-mini Index Futures	Short	26	September 2023	(5,835)	(162)
Mini MSCI Emerging Market Index Futures	Short	127	September 2023	(6,337)	37
MSCI EAFE Index Futures	Short	87	September 2023	(9,376)	(104)

					$(308)

260 American Funds Insurance Series

Managed Risk International Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.31%
American Funds Insurance Series – International Fund, Class 1	$106,435	$11,326	$24,003	$(6,836)	$19,504	$106,426	$ 73	$–
Fixed income funds 10.04%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,527	3,449	3,575	(354)	479	12,526	259	–
Total 95.35%				$(7,190)	$19,983	$118,952	$332	$–

1 Rate represents the seven-day yield at 6/30/2023.

2 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 261

Managed Risk Washington Mutual Investors Fund

Investment portfolio June 30, 2023	unaudited

Growth-and-income funds 85.02%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	20,345,075	$274,659

Total growth-and-income funds (cost: $278,387,000)		274,659

Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,242,268	32,325

Total fixed income funds (cost: $33,893,000)		32,325

Short-term securities 4.67%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	15,081,762	15,082

Total short-term securities (cost: $15,082,000)		15,082

Options purchased 0.17%
Options purchased*		537

Total options purchased (cost: $2,363,000)		537

Total investment securities 99.86% (cost: $329,725,000)		322,603
Other assets less liabilities 0.14%		461

Net assets 100.00%		$323,064

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2023 (000)
S&P 500 Index	330	USD146,863	USD2,850.00	9/15/2023	$54
S&P 500 Index	10	4,450	2,875.00	9/15/2023	2
S&P 500 Index	55	24,477	2,950.00	9/15/2023	11
S&P 500 Index	20	8,901	3,000.00	9/15/2023	4
S&P 500 Index	80	35,603	2,775.00	12/15/2023	54
S&P 500 Index	100	44,504	2,800.00	12/15/2023	67
S&P 500 Index	50	22,252	2,825.00	12/15/2023	36
S&P 500 Index	55	24,477	2,850.00	12/15/2023	41
S&P 500 Index	90	40,053	2,875.00	12/15/2023	68
S&P 500 Index	35	15,576	2,900.00	12/15/2023	27
S&P 500 Index	40	17,802	3,150.00	12/15/2023	45
S&P 500 Index	25	11,126	3,225.00	12/15/2023	33
S&P 500 Index	10	4,450	3,250.00	12/15/2023	13
S&P 500 Index	10	4,450	3,275.00	12/15/2023	14
S&P 500 Index	20	8,901	3,350.00	12/15/2023	32
S&P 500 Index	15	6,676	3,250.00	3/15/2024	36

					$537

262	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	165	September 2023	USD17,670	$(242)
S&P 500 E-mini Index Futures	Long	38	September 2023	8,528	240

					$(2)

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.02%
American Funds Insurance Series –
Washington Mutual Investors Fund, Class 1	$274,603	$28,117	$45,263	$(3,995)	$21,197	$274,659	$1,303	$2,476
Fixed income funds 10.00%
American Funds Insurance Series –
U.S. Government Securities Fund, Class 1	32,319	7,880	7,837	(879)	842	32,325	185	–

Total 95.02%				$(4,874)	$22,039	$306,984	$1,488	$2,476

1 Rate represents the seven-day yield at 6/30/2023.

2 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 263

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2023	unaudited

Growth-and-income funds 79.96%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	31,901,672	$1,737,684

Total growth-and-income funds (cost: $1,710,272,000)		1,737,684

Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,297,754	325,829

Total fixed income funds (cost: $344,843,000)		325,829

Short-term securities 4.63%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	100,572,314	100,572

Total short-term securities (cost: $100,572,000)		100,572

Options purchased 0.25%
Options purchased*		5,468

Total options purchased (cost: $25,532,000)		5,468

Total investment securities 99.84% (cost: $2,181,219,000)		2,169,553
Other assets less liabilities 0.16%		3,557

Net assets 100.00%		$2,173,110

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2023 (000)
S&P 500 Index	4,100	USD1,824,656	USD2,850.00	9/15/2023	$ 668
S&P 500 Index	200	89,008	2,875.00	9/15/2023	34
S&P 500 Index	60	26,702	2,900.00	9/15/2023	10
S&P 500 Index	600	267,023	2,950.00	9/15/2023	118
S&P 500 Index	60	26,702	3,000.00	9/15/2023	13
S&P 500 Index	765	340,454	2,775.00	12/15/2023	516
S&P 500 Index	780	347,130	2,800.00	12/15/2023	523
S&P 500 Index	765	340,454	2,825.00	12/15/2023	555
S&P 500 Index	725	322,653	2,850.00	12/15/2023	544
S&P 500 Index	800	356,030	2,875.00	12/15/2023	600
S&P 500 Index	115	51,179	2,900.00	12/15/2023	90
S&P 500 Index	25	11,126	2,950.00	12/15/2023	21
S&P 500 Index	350	155,763	3,150.00	12/15/2023	394
S&P 500 Index	20	8,901	3,225.00	12/15/2023	26
S&P 500 Index	170	75,657	3,250.00	12/15/2023	223
S&P 500 Index	175	77,882	3,275.00	12/15/2023	239
S&P 500 Index	300	133,511	3,350.00	12/15/2023	481
S&P 500 Index	170	75,656	3,250.00	3/15/2024	413
					$5,468

264 American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	1,183	September 2023	USD126,692	$(1,765)
S&P 500 E-mini Index Futures	Long	351	September 2023	78,769	2,498
British pound currency Futures	Short	1	September 2023	(79)	(1)
Euro currency Futures	Short	1	September 2023	(137)	(1)
Mini MSCI Emerging Market Index Futures	Short	6	September 2023	(299)	3
FTSE 100 Index Futures	Short	4	September 2023	(384)	2
Euro Stoxx 50 Index Futures	Short	12	September 2023	(581)	(10)
S&P Mid 400 E-mini Index Futures	Short	5	September 2023	(1,322)	(34)
					$ 692

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.96%
American Funds Insurance Series –
Growth-Income Fund, Class 1	$1,677,875	$219,924	$303,846	$36,983	$106,748	$1,737,684	$6,066	$89,386
Fixed income funds 15.00%
American Funds Insurance Series –
The Bond Fund of America, Class 1	314,614	72,941	64,701	(11,714)	14,689	325,829	1,898	–
Total 94.96%				$25,269	$121,437	$2,063,513	$7,964	$89,386

1 Rate represents the seven-day yield at 6/30/2023.

2 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 265

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2023	unaudited

Asset allocation funds 95.20%	Shares	Value (000)

American Funds Insurance Series – Asset Allocation Fund, Class 1	89,855,897	$2,043,323

Total asset allocation funds (cost: $2,082,809,000)		2,043,323

Short-term securities 4.77%

State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	102,371,216	102,371

Total short-term securities (cost: $102,371,000)		102,371

Options purchased 0.03%

Options purchased*		693

Total options purchased (cost: $2,654,000)		693

Total investment securities 100.00% (cost: $2,187,834,000)		2,146,387
Other assets less liabilities (0.00)%		(43)

Net assets 100.00%		$2,146,344

*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2023 (000)
S&P 500 Index	300	USD133,511	USD2,850.00	9/15/2023	$ 49
S&P 500 Index	55	24,477	2,775.00	12/15/2023	37
S&P 500 Index	145	64,530	2,800.00	12/15/2023	97
S&P 500 Index	75	33,378	2,825.00	12/15/2023	54
S&P 500 Index	125	55,630	2,850.00	12/15/2023	94
S&P 500 Index	150	66,756	2,875.00	12/15/2023	113
S&P 500 Index	70	31,153	2,900.00	12/15/2023	55
S&P 500 Index	60	26,702	3,225.00	12/15/2023	79
S&P 500 Index	20	8,901	3,250.00	12/15/2023	26
S&P 500 Index	30	13,351	3,275.00	12/15/2023	41
S&P 500 Index	30	13,351	3,350.00	12/15/2023	48
					$693

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	1,055	September 2023	USD112,984	$ (1,567)
British pound currency Futures	Short	1	September 2023	(79)	(1)
Russell 2000 Mini Index Futures	Short	1	September 2023	(95)	(1)
FTSE 100 Index Futures	Short	2	September 2023	(192)	1
Euro Stoxx 50 Index Futures	Short	5	September 2023	(242)	(4)
Mini MSCI Emerging Market Index Futures	Short	5	September 2023	(249)	3
Euro Currency Futures	Short	3	September 2023	(411)	(3)
S&P Mid 400 E-mini Index Futures	Short	4	September 2023	(1,058)	(28)
					$(1,600)

266 American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates2

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.20%
American Funds Insurance Series –
Asset Allocation Fund, Class 1	$2,084,270	$178,742	$272,742	$1,915	$51,138	$2,043,323	$10,281	$77,368

1 Rate represents the seven-day yield at 6/30/2023.

2 Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 267

Financial statements	unaudited
Statements of assets and liabilities at June 30, 2023	(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund		New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$7,187,612	$3,052,658	$36,079,869	$6,885,865		$3,209,783
Affiliated issuers	260,524	122,435	767,206	196,037		142,018
Cash	592	235	2,303	1,037		651
Cash collateral received for securities on loan	961	4,238	2,862	255		386
Cash collateral pledged for futures contracts	–	–	–	–		161
Cash collateral pledged for swap contracts	–	–	–	–		–
Cash denominated in currencies other than U.S. dollars	1,578	5,129	920	5,289		825
Unrealized appreciation on open forward currency contracts	–	–	–	–		180
Receivables for:
Sales of investments	–	19,356	58,980	106,130		20,258
Sales of fund’s shares	1,997	1,000	10,237	6,432		2,369
Dividends and interest	12,854	3,265	13,905	13,360		10,871
Closed forward currency contracts	–	–	–	–		5
Variation margin on futures contracts	–	–	–	–		20
Variation margin on centrally cleared swap contracts	–	–	–	–		–
Securities lending income	1	4	1	–	*	–	*
Other	59	8	16	275		82

	7,466,178	3,208,328	36,936,299	7,214,680		3,387,609

Liabilities:
Collateral for securities on loan	9,612	42,375	28,625	2,552		3,859
Unrealized depreciation on open forward currency contracts	–	–	–	–		104
Unrealized depreciation on unfunded commitments	–	–	–	–		–
Payables for:
Purchases of investments	3,937	7,697	29,499	52,830		7,917
Repurchases of fund’s shares	8,466	2,925	96,342	3,185		2,116
Investment advisory services	2,194	1,522	9,202	2,788		1,382
Insurance administrative fees	408	174	1,872	252		466
Services provided by related parties	1,016	514	4,915	947		398
Trustees’ deferred compensation	89	57	494	175		42
Closed forward currency contracts	–	–	–	–		2
Variation margin on futures contracts	–	–	–	–		22
Variation margin on centrally cleared swap contracts	–	–	–	–		–
Bank overdraft	–	–	–	–		–
Non-U.S. taxes	3,383	12,335	867	23,650		12,620
Other	220	279	155	345		168

	29,325	67,878	171,971	86,724		29,096

Net assets at June 30, 2023	$7,436,853	$3,140,450	$36,764,328	$7,127,956		$3,358,513

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,578,577	$2,487,653	$20,499,870	$6,070,096		$2,498,997
Total distributable earnings (accumulated loss)	2,858,276	652,797	16,264,458	1,057,860		859,516

Net assets at June 30, 2023	$7,436,853	$3,140,450	$36,764,328	$7,127,956		$3,358,513

Investment securities on loan, at value	$ 11,345	$ 61,683	$ 27,798	$ 22,230		$ 11,128
Investment securities, at cost
Unaffiliated issuers	4,514,668	2,391,917	19,949,813	5,340,365		2,344,169
Affiliated issuers	260,495	120,919	766,983	195,981		141,981
Cash denominated in currencies other than U.S. dollars, at cost	1,577	5,132	920	5,280		825

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

268 American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2023 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund		Capital World Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund		Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$9,541,960		$1,753,568		$34,057,439	$306,146		$1,108,353
Affiliated issuers	379,391		70,870		1,901,971	14,089		133,268
Cash	1,686		53		1,233	68		785
Cash collateral received for securities on loan	354		95		6,463	172		611
Cash collateral pledged for futures contracts	–		–		–	–		–
Cash collateral pledged for swap contracts	–		–		–	–		–
Cash denominated in currencies other than U.S. dollars	–		398		1,047	75		149
Unrealized appreciation on open forward currency contracts	–		–		–	–		–
Receivables for:
Sales of investments	32,818		5,389		42,303	505		44,839
Sales of fund’s shares	2,349		99		2,258	765		2,116
Dividends and interest	10,029		4,838		42,891	2,563		4,997
Closed forward currency contracts	–		–		–	–		–
Variation margin on futures contracts	–		–		–	–		97
Variation margin on centrally cleared swap contracts	–		–		–	–		54
Securities lending income	–	*	–	*	5	–	*	1
Other	7		46		127	19		39

	9,968,594		1,835,356		36,055,737	324,402		1,295,309

Liabilities:
Collateral for securities on loan	3,540		952		64,632	1,722		6,105
Unrealized depreciation on open forward currency contracts	–		–		–	–		–
Unrealized depreciation on unfunded commitments	–		–		–	–		–
Payables for:
Purchases of investments	12,227		5,963		59,338	194		96,269
Repurchases of fund’s shares	10,319		4,428		73,500	41		293
Investment advisory services	1,883		541		7,353	122		210
Insurance administrative fees	740		128		1,104	85		343
Services provided by related parties	1,057		298		3,766	69		141
Trustees’ deferred compensation	104		25		543	14		8
Closed forward currency contracts	–		–		–	–		–
Variation margin on futures contracts	–		–		–	–		7
Variation margin on centrally cleared swap contracts	–		–		–	–		19
Bank overdraft	–		–		–	–		–
Non-U.S. taxes	148		839		1,491	153		737
Other	10		55		170	15		20

	30,028		13,229		211,897	2,415		104,152

Net assets at June 30, 2023	$9,938,566		$1,822,127		$35,843,840	$321,987		$1,191,157

Net assets consist of:
Capital paid in on shares of beneficial interest	$7,532,632		$1,426,801		$20,896,057	$314,165		$1,056,574
Total distributable earnings (accumulated loss)	2,405,934		395,326		14,947,783	7,822		134,583

Net assets at June 30, 2023	$9,938,566		$1,822,127		$35,843,840	$321,987		$1,191,157

Investment securities on loan, at value	$3,429		$ 6,023		$61,497	$ 2,761		$6,985
Investment securities, at cost
Unaffiliated issuers	7,218,978		1,294,449		20,043,920	274,834		965,312
Affiliated issuers	379,298		70,860		1,901,275	14,084		138,510
Cash denominated in currencies other than U.S. dollars, at cost	–		398		1,044	75		149

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

American Funds Insurance Series 269

Financial statements (continued) Statements of assets and liabilities at June 30, 2023 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund	American High-Income Trust
Assets:
Investment securities, at value:
Unaffiliated issuers	$22,860,159	$356,903		$10,067,305		$1,381,748	$ 796,378
Affiliated issuers	3,466,389	36,721		2,007,541		208,511	33,341
Cash	3,225	55		8,765		89	–
Cash collateral received for securities on loan	1,726	71		–		–	–
Cash collateral pledged for futures contracts	–	–		–		–	104
Cash collateral pledged for swap contracts	–	–		–		–	818
Cash denominated in currencies other than U.S. dollars	662	87		–	*	85	12
Unrealized appreciation on open forward currency contracts	–	537		1,374		5,906	–
Receivables for:
Sales of investments	644,680	3,674		2,183,376		33,094	4,791
Sales of fund’s shares	977	826		27,993		2,078	1,130
Dividends and interest	76,599	1,860		76,760		11,383	12,634
Closed forward currency contracts	–	–		–		–	–
Variation margin on futures contracts	294	30		6,843		486	–
Variation margin on centrally cleared swap contracts	141	22		160		279	–
Securities lending income	1	–	*	–		–	–
Other	224	–	*	–		120	3

	27,055,077	400,786		14,380,117		1,643,779	849,211

Liabilities:
Collateral for securities on loan	17,261	712		–		–	–
Unrealized depreciation on open forward currency contracts	–	708		1,997		8,188	–
Unrealized depreciation on unfunded commitments	7	–		–		1	2
Payables for:
Purchases of investments	1,708,017	16,149		3,826,500		173,829	7,673
Repurchases of fund’s shares	21,962	169		2,503		209	433
Investment advisory services	5,474	136		1,402		515	181
Insurance administrative fees	3,370	74		664		34	55
Services provided by related parties	2,606	66		1,020		203	148
Trustees’ deferred compensation	317	4		130		27	32
Closed forward currency contracts	–	–		–		–	–
Variation margin on futures contracts	1,434	48		4,588		822	7
Variation margin on centrally cleared swap contracts	430	57		942		723	94
Bank overdraft	–	–		–		–	119
Non-U.S. taxes	3,812	290		–		85	–
Other	85	19		16		89	5

	1,764,775	18,432		3,839,762		184,725	8,749

Net assets at June 30, 2023	$25,290,302	$382,354		$10,540,355		$1,459,054	$ 840,462

Net assets consist of:
Capital paid in on shares of beneficial interest	$19,487,055	$351,473		$12,081,653		$1,763,153	$1,186,715
Total distributable earnings (accumulated loss)	5,803,247	30,881		(1,541,298)		(304,099)	(346,253)

Net assets at June 30, 2023	$25,290,302	$382,354		$10,540,355		$1,459,054	$ 840,462

Investment securities on loan, at value	$ 16,802	$ 697		$ –		$ –	$ –
Investment securities, at cost
Unaffiliated issuers	17,250,054	323,779		10,634,682		1,499,648	861,704
Affiliated issuers	3,673,146	36,559		2,007,086		206,121	33,328
Cash denominated in currencies other than U.S. dollars, at cost	662	87		–	*	83	12

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

270 American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2023 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$152,783	$383,768	$1,873,389	$20,727	$ 5,036
Affiliated issuers	–	–	–	475,053	118,952
Cash	2,594	9,100	41,182	–	–
Cash collateral received for securities on loan	–	–	–	–	–
Cash collateral pledged for futures contracts	–	–	–	3,702	1,074
Cash collateral pledged for swap contracts	–	–	–	–	–
Cash denominated in currencies other than U.S. dollars	–	–	–	–	–
Unrealized appreciation on open forward currency contracts	–	–	–	–	–
Receivables for:
Sales of investments	16,656	–	205,550	1,327	207
Sales of fund’s shares	79	537	4,498	412	143
Dividends and interest	277	36	6,790	80	22
Closed forward currency contracts	–	–	–	–	–
Variation margin on futures contracts	45	–	658	–	2
Variation margin on centrally cleared swap contracts	1	–	1,089	–	–
Securities lending income	–	–	–	–	–
Other	1	–	–	–	–

	172,436	393,441	2,133,156	501,301	125,436

Liabilities:
Collateral for securities on loan	–	–	–	–	–
Unrealized depreciation on open forward currency contracts	–	–	–	–	–
Unrealized depreciation on unfunded commitments	–	–	–	–	–
Payables for:
Purchases of investments	67,574	–	626,483	1,575	284
Repurchases of fund’s shares	61	288	1,162	152	63
Investment advisory services	15	85	216	40	10
Insurance administrative fees	28	44	120	295	78
Services provided by related parties	21	83	295	96	25
Trustees’ deferred compensation	3	12	44	4	1
Closed forward currency contracts	–	–	–	–	–
Variation margin on futures contracts	31	–	667	543	226
Variation margin on centrally cleared swap contracts	9	–	368	–	–
Bank overdraft	–	–	–	–	–
Non-U.S. taxes	–	–	–	–	–
Other	–	–	2	–	–

	67,742	512	629,357	2,705	687

Net assets at June 30, 2023	$104,694	$392,929	$1,503,799	$498,596	$124,749

Net assets consist of:
Capital paid in on shares of beneficial interest	$115,198	$384,122	$1,750,412	$565,139	$152,639
Total distributable earnings (accumulated loss)	(10,504)	8,807	(246,613)	(66,543)	(27,890)

Net assets at June 30, 2023	$104,694	$392,929	$1,503,799	$498,596	$124,749

Investment securities on loan, at value	$–	$–	$–	$–	$ –
Investment securities, at cost
Unaffiliated issuers	155,464	383,761	1,942,058	22,683	5,527
Affiliated issuers	–	–	–	431,166	112,663
Cash denominated in currencies other than U.S. dollars, at cost	–	–	–	–	–

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

American Funds Insurance Series 271

Financial statements (continued) Statements of assets and liabilities at June 30, 2023 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$ 15,619	$ 106,040	$ 103,064
Affiliated issuers	306,984	2,063,513	2,043,323
Cash	–	–	–
Cash collateral received for securities on loan	–	–	–
Cash collateral pledged for futures contracts	656	5,594	1,584
Cash collateral pledged for swap contracts	–	–	–
Cash denominated in currencies other than U.S. dollars	–	–	–
Unrealized appreciation on open forward currency contracts	–	–	–
Receivables for:
Sales of investments	1,336	30,521	1,518
Sales of fund’s shares	9	293	25
Dividends and interest	64	427	431
Closed forward currency contracts	–	–	–
Variation margin on futures contracts	100	922	–
Variation margin on centrally cleared swap contracts	–	–	–
Securities lending income	–	–	–
Other	–	–	–

	324,768	2,207,310	2,149,945

Liabilities:
Collateral for securities on loan	–	–	–
Unrealized depreciation on open forward currency contracts	–	–	–
Unrealized depreciation on unfunded commitments	–	–	–
Payables for:
Purchases of investments	769	4,760	–
Repurchases of fund’s shares	645	27,845	1,623
Investment advisory services	26	178	175
Insurance administrative fees	197	1,324	1,325
Services provided by related parties	64	55	433
Trustees’ deferred compensation	3	16	29
Closed forward currency contracts	–	–	–
Variation margin on futures contracts	–	22	16
Variation margin on centrally cleared swap contracts	–	–	–
Bank overdraft	–	–	–
Non-U.S. taxes	–	–	–
Other	–	–	–

	1,704	34,200	3,601

Net assets at June 30, 2023	$323,064	$2,173,110	$2,146,344

Net assets consist of:
Capital paid in on shares of beneficial interest	$358,410	$2,153,328	$2,184,513
Total distributable earnings (accumulated loss)	(35,346)	19,782	(38,169)

Net assets at June 30, 2023	$323,064	$2,173,110	$2,146,344

Investment securities on loan, at value	$ –	$ –	$ –
Investment securities, at cost
Unaffiliated issuers	17,445	126,104	105,025
Affiliated issuers	312,280	2,055,115	2,082,809
Cash denominated in currencies other than U.S. dollars, at cost	–	–	–

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

272 American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2023 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$3,267,350	$989,232	$16,132,357	$3,347,079	$1,773,825
	Shares outstanding	101,754	55,385	179,425	194,879	71,238
	Net asset value per share	$32.11	$17.86	$89.91	$17.18	$24.90

Class 1A:	Net assets	$16,502	$4,969	$245,718	$11,621	$9,840
	Shares outstanding	517	282	2,762	680	397
	Net asset value per share	$31.92	$17.60	$88.97	$17.07	$24.76

Class 2:	Net assets	$3,480,176	$1,859,010	$17,094,954	$3,348,777	$809,785
	Shares outstanding	110,006	110,517	192,676	196,109	32,955
	Net asset value per share	$31.64	$16.82	$88.72	$17.08	$24.57

Class 3:	Net assets			$224,580	$16,681
	Shares outstanding	Not applicable	Not applicable	2,472	969	Not applicable
	Net asset value per share			$90.85	$17.22

Class 4:	Net assets	$672,825	$287,239	$3,066,719	$403,798	$765,063
	Shares outstanding	21,510	17,121	35,477	24,043	31,425
	Net asset value per share	$31.28	$16.78	$86.44	$16.79	$24.35

		Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$5,859,309	$575,236	$21,339,299	$16,140	$615,174
	Shares outstanding	434,159	43,963	391,780	1,644	54,668
	Net asset value per share	$13.50	$13.08	$54.47	$9.82	$11.25

Class 1A:	Net assets	$22,036	$6,559	$32,236	$5,687	$10,007
	Shares outstanding	1,644	505	596	595	890
	Net asset value per share	$13.41	$13.00	$54.09	$9.55	$11.24

Class 2:	Net assets	$2,854,203	$1,031,693	$12,482,053	$164,805	$14,070
	Shares outstanding	215,704	79,141	233,068	17,257	1,251
	Net asset value per share	$13.23	$13.04	$53.56	$9.55	$11.24

Class 3:	Net assets			$136,059
	Shares outstanding	Not applicable	Not applicable	2,494	Not applicable	Not applicable
	Net asset value per share			$54.57

Class 4:	Net assets	$1,203,018	$208,639	$1,854,193	$135,355	$551,906
	Shares outstanding	91,932	16,424	35,213	14,410	49,157
	Net asset value per share	$13.09	$12.70	$52.66	$9.39	$11.23

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

American Funds Insurance Series 273

Financial statements (continued) Statements of assets and liabilities at June 30, 2023 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$15,365,770	$97,665	$6,602,578	$652,959	$216,837
	Shares outstanding	675,835	8,259	694,825	67,304	24,631
	Net asset value per share	$22.74	$11.82	$9.50	$9.70	$8.80

Class 1A:	Net assets	$27,766	$2,641	$236,295	$1,290	$2,199
	Shares outstanding	1,228	225	25,053	134	251
	Net asset value per share	$22.61	$11.75	$9.43	$9.64	$8.77

Class 2:	Net assets	$4,262,698	$160,967	$2,848,519	$751,310	$521,941
	Shares outstanding	190,271	13,696	304,444	78,350	60,683
	Net asset value per share	$22.40	$11.75	$9.36	$9.59	$8.60

Class 3:	Net assets	$29,116				$8,129
	Shares outstanding	1,280	Not applicable	Not applicable	Not applicable	919
	Net asset value per share	$22.76				$8.85

Class 4:	Net assets	$5,604,952	$121,081	$852,963	$53,495	$91,356
	Shares outstanding	252,342	10,478	91,636	5,660	9,573
	Net asset value per share	$22.21	$11.56	$9.31	$9.45	$9.54

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$16,337	$39,933	$248,337
	Shares outstanding	1,721	3,464	24,903	Not applicable	Not applicable
	Net asset value per share	$9.49	$11.53	$9.97

Class 1A:	Net assets	$1,673	$116	$4,445
	Shares outstanding	178	10	448	Not applicable	Not applicable
	Net asset value per share	$9.37	$11.52	$9.93

Class 2:	Net assets	$44,111	$286,932	$1,058,630
	Shares outstanding	4,697	25,713	107,595	Not applicable	Not applicable
	Net asset value per share	$9.39	$11.16	$9.84

Class 3:	Net assets		$4,270	$6,131
	Shares outstanding	Not applicable	378	613	Not applicable	Not applicable
	Net asset value per share		$11.31	$9.99

Class 4:	Net assets	$42,573	$61,678	$186,256
	Shares outstanding	4,592	5,502	18,964	Not applicable	Not applicable
	Net asset value per share	$9.27	$11.21	$9.82

Class P1:	Net assets				$10,884	$1,751
	Shares outstanding	Not applicable	Not applicable	Not applicable	1,086	212
	Net asset value per share				$10.02	$8.24

Class P2:	Net assets				$487,712	$122,998
	Shares outstanding	Not applicable	Not applicable	Not applicable	49,191	14,990
	Net asset value per share				$9.91	$8.21

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

274 American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2023 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class P1:	Net assets	$2,741	$1,896,898	$7,588
	Shares outstanding	277	161,473	672
	Net asset value per share	$9.90	$11.75	$11.29

Class P2:	Net assets	$320,323	$276,212	$2,138,756
	Shares outstanding	32,593	23,687	195,719
	Net asset value per share	$9.83	$11.66	$10.93

* Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series 275

Financial statements (continued) Statements of operations for the six months ended June 30, 2023	unaudited (dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund
Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$60,371	$18,917		$143,070	$68,405	$33,223
Affiliated issuers	5,675	2,594		26,412	5,681	4,211

	66,046	21,511		169,482	74,086	37,434
Interest from unaffiliated issuers	406	2		1,001	68	3,954
Securities lending income (net of fees)	142	789		545	94	43

	66,594	22,302		171,028	74,248	41,431

Fees and expenses*:
Investment advisory services	16,971	9,876		52,527	16,709	9,284
Distribution services	4,982	2,613		23,083	4,613	1,894
Insurance administrative services	801	350		3,641	500	925
Transfer agent services	1	–	†	4	1	– †
Administrative services	1,072	458		5,019	1,049	483
Accounting and administrative services	–	–		–	–	–
Reports to shareholders	50	22		229	49	24
Registration statement and prospectus	14	5		75	18	9
Trustees’ compensation	13	6		59	12	6
Auditing and legal	19	31		31	30	52
Custodian	269	187		181	486	339
Other	3	24		15	3	25

Total fees and expenses before waivers/reimbursement	24,195	13,572		84,864	23,470	13,041
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	3,930	763		–	–	1,126
Miscellaneous fee reimbursement	–	–		–	–	–

Total waivers/reimbursement of fees and expenses	3,930	763		–	–	1,126

Total fees and expenses after waivers/reimbursement	20,265	12,809		84,864	23,470	11,915

Net investment income (loss)	46,329	9,493		86,164	50,778	29,516

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	141,150	10,192		182,752	(125,371)	1,727
Affiliated issuers	28	12		184	42	11
Futures contracts	–	–		–	–	59
Forward currency contracts	–	–		–	–	(112)
Swap contracts	–	–		–	–	120
Currency transactions	640	(345)		(494)	(997)	(218)
Capital gain distributions received from affiliated issuers	–	–		–	–	–

	141,818	9,859		182,442	(126,326)	1,587

Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	832,042	312,563		7,257,259	892,995	331,381
Affiliated issuers	4	364		5	8	17
Futures contracts	–	–		–	–	(181)
Forward currency contracts	–	–		–	–	126
Swap contracts	–	–		–	–	(2)
Currency translations	(815)	6		40	211	1

	831,231	312,933		7,257,304	893,214	331,342

Net realized gain (loss) and unrealized appreciation (depreciation)	973,049	322,792		7,439,746	766,888	332,929

Net increase in net assets resulting from operations	$1,019,378	$332,285		$7,525,910	$817,666	$362,445

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

276 American Funds Insurance Series

Financial statements (continued) Statements of operations for the six months ended June 30, 2023 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$105,370	$ 22,515	$ 273,059	$ 5,860	$18,872
Affiliated issuers	9,174	1,471	56,076	282	2,768

	114,544	23,986	329,135	6,142	21,640
Interest from unaffiliated issuers	5	519	182	4	2,779
Securities lending income (net of fees)	82	33	235	20	55

	114,631	24,538	329,552	6,166	24,474

Fees and expenses*:
Investment advisory services	17,737	4,176	43,141	749	2,062
Distribution services	4,844	1,495	17,003	367	687
Insurance administrative services	1,474	253	2,171	168	683
Transfer agent services	1	– †	4	– †	– †
Administrative services	1,423	264	5,065	47	173
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	49	11	222	5	9
Registration statement and prospectus	83	5	78	2	7
Trustees’ compensation	17	3	61	– †	2
Auditing and legal	11	29	34	23	19
Custodian	194	70	194	32	44
Other	5	1	16	– †	1

Total fees and expenses before waivers/reimbursement	25,838	6,307	67,989	1,393	3,687
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	6,639	967	–	16	809
Miscellaneous fee reimbursement	–	–	–	–	–

Total waivers/reimbursement of fees and expenses	6,639	967	–	16	809

Total fees and expenses after waivers/reimbursement	19,199	5,340	67,989	1,377	2,878

Net investment income (loss)	95,432	19,198	261,563	4,789	21,596

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	12,065	2,769	686,807	(2,725)	10,072
Affiliated issuers	20	(5)	56	1	4
Futures contracts	–	–	–	–	(369)
Forward currency contracts	–	–	–	2	–
Swap contracts	–	–	–	–	1,636
Currency transactions	24	(22)	(1,254)	70	109
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	12,109	2,742	685,609	(2,652)	11,452

Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	614,564	187,287	3,776,708	28,234	10,479
Affiliated issuers	42	10	369	2	431
Futures contracts	–	–	–	–	(1,238)
Forward currency contracts	–	–	–	(5)	–
Swap contracts	–	–	–	–	(1,444)
Currency translations	(1)	(181)	145	(49)	(52)

	614,605	187,116	3,777,222	28,182	8,176

Net realized gain (loss) and unrealized appreciation (depreciation)	626,714	189,858	4,462,831	25,530	19,628

Net increase in net assets resulting from operations	$722,146	$209,056	$4,724,394	$30,319	$41,224

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	277

Financial statements (continued) Statements of operations for the six months ended June 30, 2023 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$157,757	$3,821	$–	$6	$ 750
Affiliated issuers	70,345	637	43,566	3,707	982

	228,102	4,458	43,566	3,713	1,732
Interest from unaffiliated issuers	98,887	1,907	168,081	22,652	27,551
Securities lending income (net of fees)	332	7	–	–	–

	327,321	6,372	211,647	26,365	29,283

Fees and expenses*:
Investment advisory services	32,847	831	18,436	3,167	1,680
Distribution services	12,016	343	4,599	1,012	761
Insurance administrative services	6,792	147	1,313	68	105
Transfer agent services	3	– †	1	– †	– †
Administrative services	3,696	56	1,571	221	125
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	142	5	70	11	9
Registration statement and prospectus	58	2	25	3	4
Trustees’ compensation	45	1	19	3	1
Auditing and legal	24	15	7	3	2
Custodian	140	42	45	94	10
Other	12	1	5	– †	6

Total fees and expenses before waivers/reimbursement	55,775	1,443	26,091	4,582	2,703
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	–	19	9,951	–	582
Miscellaneous fee reimbursement	–	–	–	–	–

Total waivers/reimbursement of fees and expenses	–	19	9,951	–	582

Total fees and expenses after waivers/reimbursement	55,775	1,424	16,140	4,582	2,121

Net investment income (loss)	271,546	4,948	195,507	21,783	27,162

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	347,182	(3,586)	(159,235)	(37,572)	(10,051)
Affiliated issuers	(78,959)	(19)	128	2	3
Futures contracts	(21,630)	(70)	(69,860)	(4,010)	19
Forward currency contracts	–	(666)	2,135	(11,479)	–
Swap contracts	(6,836)	(752)	(1,165)	(5,836)	(168)
Currency transactions	239	(5)	(215)	(81)	(31)
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	239,996	(5,098)	(228,212)	(58,976)	(10,228)

Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	1,103,372	27,507	225,098	59,629	17,859
Affiliated issuers	101,942	109	257	793	4
Futures contracts	(36,203)	202	(26,287)	517	60
Forward currency contracts	–	(707)	(4,270)	(6,835)	–
Swap contracts	579	654	(8,504)	6,094	(50)
Currency translations	115	(19)	(71)	(310)	26

	1,169,805	27,746	186,223	59,888	17,899

Net realized gain (loss) and unrealized appreciation (depreciation)	1,409,801	22,648	(41,989)	912	7,671

Net increase in net assets resulting from operations	$1,681,347	$27,596	$153,518	$22,695	$ 34,833

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

278 American Funds Insurance Series

Financial statements (continued) Statements of operations for the six months ended June 30, 2023 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$–	$–		$–	$349	$112
Affiliated issuers	–	–		–	1,066	332

	–	–		–	1,415	444
Interest from unaffiliated issuers	2,298	9,971		29,478	–	–
Securities lending income (net of fees)	–	–		–	–	–

	2,298	9,971		29,478	1,415	444

Fees and expenses*:
Investment advisory services	149	531		2,222	353	94
Distribution services	110	461		1,572	576	155
Insurance administrative services	55	93		241	589	157
Transfer agent services	– †	–	†	– †	– †	– †
Administrative services	15	62		226	–	–
Accounting and administrative services	–	–		–	32	27
Reports to shareholders	4	6		13	–	–
Registration statement and prospectus	2	2		5	5	4
Trustees’ compensation	– †	1		2	1	– †
Auditing and legal	– †	–	†	1	– †	– †
Custodian	8	1		16	2	2
Other	– †	–	†	1	9	– †

Total fees and expenses before waivers/reimbursement	343	1,157		4,299	1,567	439
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	61	–		904	118	31
Miscellaneous fee reimbursement	–	–		–	–	5

Total waivers/reimbursement of fees and expenses	61	–		904	118	36

Total fees and expenses after waivers/reimbursement	282	1,157		3,395	1,449	403

Net investment income (loss)	2,016	8,814		26,083	(34)	41

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(333)	–		(12,746)	(1,187)	(394)
Affiliated issuers	–	–		–	(29,332)	(7,190)
Futures contracts	44	–		(3,260)	(16,623)	(4,989)
Forward currency contracts	–	–		–	–	–
Swap contracts	805	–		(6,073)	–	–
Currency transactions	–	–		–	239	31
Capital gain distributions received from affiliated issuers	–	–		–	22,902	–

	516	–		(22,079)	(24,001)	(12,542)

Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(77)	64		11,740	(945)	(261)
Affiliated issuers	–	–		–	97,209	19,983
Futures contracts	(778)	–		(19,222)	(9,574)	(1,319)
Forward currency contracts	–	–		–	–	–
Swap contracts	(813)	–		7,495	–	–
Currency translations	–	–		–	–	–

	(1,668)	64		13	86,690	18,403

Net realized gain (loss) and unrealized appreciation (depreciation)	(1,152)	64		(22,066)	62,689	5,861

Net increase in net assets resulting from operations	$864	$8,878		$4,017	$62,655	$5,902

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	279

Financial statements (continued) Statements of operations for the six months ended June 30, 2023 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$ 287	$1,957	$2,089
Affiliated issuers	1,488	7,964	10,281

	1,775	9,921	12,370
Interest from unaffiliated issuers	–	–	–
Securities lending income (net of fees)	–	–	–

	1,775	9,921	12,370

Fees and expenses*:
Investment advisory services	238	1,587	1,600
Distribution services	393	335	2,658
Insurance administrative services	396	2,645	2,667
Transfer agent services	– †	– †	– †
Administrative services	–	–	–
Accounting and administrative services	29	50	47
Reports to shareholders	–	–	–
Registration statement and prospectus	4	11	15
Trustees’ compensation	1	4	4
Auditing and legal	– †	1	1
Custodian	2	1	2
Other	– †	1	1

Total fees and expenses before waivers/reimbursement	1,063	4,635	6,995
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	79	529	533
Miscellaneous fee reimbursement	–	–	–

Total waivers/reimbursement of fees and expenses	79	529	533

Total fees and expenses after waivers/reimbursement	984	4,106	6,462

Net investment income (loss)	791	5,815	5,908

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,222)	(13,093)	(1,830)
Affiliated issuers	(4,874)	25,269	1,915
Futures contracts	(5,608)	(27,418)	(29,349)
Forward currency contracts	–	–	–
Swap contracts	–	–	–
Currency transactions	88	566	442
Capital gain distributions received from affiliated issuers	2,476	89,386	77,368

	(9,140)	74,710	48,546

Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(846)	(9,088)	(457)
Affiliated issuers	22,039	121,437	51,138
Futures contracts	(2,604)	(15,959)	(15,182)
Forward currency contracts	–	–	–
Swap contracts	–	–	–
Currency translations	–	–	–

	18,589	96,390	35,499

Net realized gain (loss) and unrealized appreciation (depreciation)	9,449	171,100	84,045

Net increase in net assets resulting from operations	$10,240	$176,915	$89,953

* Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

† Amount less than one thousand.

Refer to the notes to financial statements.

280	American Funds Insurance Series

Financial statements (continued) Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$46,329	$63,824	$9,493	$1,656	$86,164	$165,240
Net realized gain (loss)	141,818	553,121	9,859	25,952	182,442	1,854,075
Net unrealized appreciation (depreciation)	831,231	(2,976,944)	312,933	(1,292,504)	7,257,304	(15,238,596)

Net increase (decrease) in net assets resulting from operations	1,019,378	(2,359,999)	332,285	(1,264,896)	7,525,910	(13,219,281)

Distributions paid to shareholders	(567,825)	(892,563)	(40,986)	(1,091,116)	(2,037,745)	(5,140,514)
Net capital share transactions	49,646	597,636	(93,752)	721,994	379,815	3,850,397

Total increase (decrease) in net assets	501,199	(2,654,926)	197,547	(1,634,018)	5,867,980	(14,509,398)
Net assets:
Beginning of period	6,935,654	9,590,580	2,942,903	4,576,921	30,896,348	45,405,746

End of period	$7,436,853	$6,935,654	$3,140,450	$2,942,903	$36,764,328	$30,896,348

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$50,778	$132,306	$29,516	$44,512	$ 95,432	$ 197,559
Net realized gain (loss)	(126,326)	(377,954)	1,587	(3,390)	12,109	73,811
Net unrealized appreciation (depreciation)	893,214	(1,582,846)	331,342	(970,379)	614,605	(1,207,065)

Net increase (decrease) in net assets resulting from operations	817,666	(1,828,494)	362,445	(929,257)	722,146	(935,695)

Distributions paid to shareholders	(15,655)	(1,146,487)	(8,338)	(357,382)	(134,796)	(2,416,808)
Net capital share transactions	(393,636)	265,209	(79,378)	(77,021)	(92,484)	1,331,066

Total increase (decrease) in net assets	408,375	(2,709,772)	274,729	(1,363,660)	494,866	(2,021,437)
Net assets:
Beginning of period	6,719,581	9,429,353	3,083,784	4,447,444	9,443,700	11,465,137

End of period	$7,127,956	$6,719,581	$3,358,513	$3,083,784	$9,938,566	$ 9,443,700

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	281

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

	Capital World Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$19,198	$40,174	$261,563	$505,414	$4,789	$ 9,759
Net realized gain (loss)	2,742	(82,728)	685,609	1,820,825	(2,652)	(25,298)
Net unrealized appreciation (depreciation)	187,116	(336,781)	3,777,222	(9,143,503)	28,182	(40,719)

Net increase (decrease) in net assets resulting from operations	209,056	(379,335)	4,724,394	(6,817,264)	30,319	(56,258)

Distributions paid to shareholders	(6,719)	(454,298)	(1,943,229)	(3,956,410)	(1,210)	(154,047)
Net capital share transactions	(105,608)	175,376	79,708	804,156	(8,119)	132,760

Total increase (decrease) in net assets	96,729	(658,257)	2,860,873	(9,969,518)	20,990	(77,545)
Net assets:
Beginning of period	1,725,398	2,383,655	32,982,967	42,952,485	300,997	378,542

End of period	$1,822,127	$1,725,398	$35,843,840	$32,982,967	$321,987	$ 300,997

	Capital Income Builder		Asset Allocation Fund		American Funds Global Balanced Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$21,596	$34,471	$271,546	$529,656	$4,948	$ 6,810
Net realized gain (loss)	11,452	(7,752)	239,996	911,950	(5,098)	40,249
Net unrealized appreciation (depreciation)	8,176	(109,594)	1,169,805	(5,491,758)	27,746	(113,780)

Net increase (decrease) in net assets resulting from operations	41,224	(82,875)	1,681,347	(4,050,152)	27,596	(66,721)

Distributions paid to shareholders	(13,173)	(31,988)	(1,079,732)	(3,253,724)	(47,478)	(2,232)
Net capital share transactions	24,040	109,402	(111,887)	1,398,530	34,476	(30,663)

Total increase (decrease) in net assets	52,091	(5,461)	489,728	(5,905,346)	14,594	(99,616)
Net assets:
Beginning of period	1,139,066	1,144,527	24,800,574	30,705,920	367,760	467,376

End of period	$1,191,157	$1,139,066	$25,290,302	$24,800,574	$382,354	$ 367,760

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

282 American Funds Insurance Series

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

	The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$195,507	$331,906	$21,783	$37,525	$ 27,162	$ 51,837
Net realized gain (loss)	(228,212)	(826,910)	(58,976)	(191,130)	(10,228)	(26,443)
Net unrealized appreciation (depreciation)	186,223	(1,048,389)	59,888	(188,581)	17,899	(118,693)

Net increase (decrease) in net assets resulting from operations	153,518	(1,543,393)	22,695	(342,186)	34,833	(93,299)

Distributions paid to shareholders	(60,384)	(462,954)	–	(30,830)	(9,382)	(67,772)
Net capital share transactions	226,139	(959,150)	(45,535)	(230,098)	(16,543)	(59,810)

Total increase (decrease) in net assets	319,273	(2,965,497)	(22,840)	(603,114)	8,908	(220,881)
Net assets:
Beginning of period	10,221,082	13,186,579	1,481,894	2,085,008	831,554	1,052,435

End of period	$10,540,355	$10,221,082	$1,459,054	$1,481,894	$840,462	$ 831,554

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$ 2,016	$ 1,712	$ 8,814	$ 4,946	$26,083	$45,209
Net realized gain (loss)	516	(8,753)	–	– †	(22,079)	(136,848)
Net unrealized appreciation (depreciation)	(1,668)	(5,029)	64	(59)	13	(110,189)

Net increase (decrease) in net assets resulting from operations	864	(12,070)	8,878	4,887	4,017	(201,828)

Distributions paid to shareholders	(530)	(1,793)	(2,709)	(2,237)	(8,192)	(60,476)
Net capital share transactions	15,317	(231,492)	(45,501)	96,950	7,252	(402,273)

Total increase (decrease) in net assets	15,651	(245,355)	(39,332)	99,600	3,077	(664,577)
Net assets:
Beginning of period	89,043	334,398	432,261	332,661	1,500,722	2,165,299

End of period	$104,694	$ 89,043	$392,929	$432,261	$1,503,799	$1,500,722

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series 283

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Operations:
Net investment income (loss)	$ (34)	$ 1,038	$ 41	$ 1,885	$791	$ 5,383
Net realized gain (loss)	(24,001)	31,786	(12,542)	9,474	(9,140)	86,734
Net unrealized appreciation (depreciation)	86,690	(181,950)	18,403	(36,471)	18,589	(125,509)

Net increase (decrease) in net assets resulting from operations	62,655	(149,126)	5,902	(25,112)	10,240	(33,392)

Distributions paid to shareholders	(111,683)	(90,246)	(10,851)	(4,275)	(47,607)	(14,671)
Net capital share transactions	93,382	97,021	3,764	(6,014)	36,959	(1,502)

Total increase (decrease) in net assets	44,354	(142,351)	(1,185)	(35,401)	(408)	(49,565)
Net assets:
Beginning of period	454,242	596,593	125,934	161,335	323,472	373,037

End of period	$ 498,596	$ 454,242	$124,749	$125,934	$323,064	$ 323,472

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Operations:
Net investment income (loss)	$5,815	$29,534	$5,908	$33,407
Net realized gain (loss)	74,710	246,288	48,546	232,971
Net unrealized appreciation (depreciation)	96,390	(718,267)	35,499	(652,457)

Net increase (decrease) in net assets resulting from operations	176,915	(442,445)	89,953	(386,079)

Distributions paid to shareholders	(292,658)	(99,803)	(283,666)	(138,964)
Net capital share transactions	187,409	(23,880)	150,585	(104,505)

Total increase (decrease) in net assets	71,666	(566,128)	(43,128)	(629,548)
Net assets:
Beginning of period	2,101,444	2,667,572	2,189,472	2,819,020

End of period	$2,173,110	$2,101,444	$2,146,344	$2,189,472

* Unaudited.

† Amount less than one thousand.

Refer to the notes to financial statements.

284 American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 40 different funds (“the funds”), including 23 funds in the series covered in this report. The other 17 funds in the series are covered in separate reports. Twelve funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily exchange-traded options and futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund – To provide long-term growth of capital.

Global Small Capitalization Fund – To provide long-term growth of capital.

Growth Fund – To provide growth of capital.

International Fund – To provide long-term growth of capital.

New World Fund – To provide long-term capital appreciation.

Washington Mutual Investors Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund – To provide long-term growth of capital while providing current income.

Growth-Income Fund – To achieve long-term growth of capital and income.

International Growth and Income Fund – To provide long-term growth of capital while providing current income.

Capital Income Builder – The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund – Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America– To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund – To provide, over the long term, a high level of total return consistent with prudent investment management.

American High-Income Trust – The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Insurance Series	285

American Funds Mortgage Fund – To provide current income and preservation of capital.

Ultra-Short Bond Fund – To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund – To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund – To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund – To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund – To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash – Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income – Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses – The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

286 American Funds Insurance Series

Class allocations – Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders – Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs – The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Insurance Series	287

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications – The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of June 30, 2023 (dollars in thousands):

288 American Funds Insurance Series

Global Growth Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$1,189,330	$634,142	$–		$1,823,472
Health care	993,146	456,224	–		1,449,370
Consumer discretionary	597,828	525,493	–		1,123,321
Financials	311,120	399,005	–	*	710,125
Industrials	222,133	370,748	–		592,881
Consumer staples	362,383	221,810	–		584,193
Materials	216,517	78,073	–		294,590
Communication services	212,407	43,261	–		255,668
Energy	186,721	52,810	–	*	239,531
Utilities	9,046	–	–		9,046
Preferred securities	–	96,764	–		96,764
Short-term securities	269,175	–	–		269,175

Total	$4,569,806	$2,878,330	$–	*	$7,448,136

*Amount less than one thousand. Global Small Capitalization Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Industrials	$161,553	$464,522	$–	$626,075
Consumer discretionary	369,569	233,980	–	603,549
Information technology	328,551	259,679	923	589,153
Health care	325,163	137,296	–	462,459
Financials	88,901	191,456	–	280,357
Materials	16,013	108,802	–	124,815
Real estate	36,588	46,539	–	83,127
Communication services	27,435	49,286	–	76,721
Energy	5,759	19,192	47,549	72,500
Utilities	13,584	33,465	–	47,049
Consumer staples	24,197	21,200	–	45,397
Preferred securities	–	–	20,880	20,880
Rights & warrants	–	11,970	–	11,970
Short-term securities	131,041	–	–	131,041

Total	$1,528,354	$1,577,387	$69,352	$3,175,093

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2023 (dollars in thousands):

	Beginning value at 1/1/2023	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized appreciation†	Transfers out of Level 3*	Ending value at 6/30/2023

Investment securities	$44,712	$–	$–	$–	$–	$24,640	$–	$69,352

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2023								$24,640

* Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

† Net unrealized appreciation is included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	289

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$48,472	Expected proceeds	Discount rate	6%	6%	Decrease
			Expected proceeds	Not applicable	Not applicable	Not applicable
		Market comparable companies	EV/Sales multiple	8.0x	8.0x	Increase
			DLOM	30%	30%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			EV/Sales multiple	8.0x - 13.4x	12.1x	Increase
Preferred securities	20,880	Market comparable companies	Net adjustment (decrease) based on movement of market comparables	42%	42%	Decrease
			DLOM	15% - 30%	23%	Decrease
Total	$69,352

*	Weighted average is by relative fair value.
†

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

DLOM = Discount for lack of marketability

EV = Enterprise value

Growth Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$6,464,830	$746,354	$3,395	$7,214,579
Communication services	6,574,905	–	–	6,574,905
Consumer discretionary	5,042,904	663,989	–	5,706,893
Health care	4,977,318	157,032	45,222	5,179,572
Industrials	4,148,475	305,547	2,804	4,456,826
Financials	2,421,392	–	–	2,421,392
Energy	1,591,095	–	–	1,591,095
Consumer staples	1,423,124	16,080	–	1,439,204
Materials	902,063	–	–	902,063
Utilities	268,948	–	–	268,948
Real estate	162,833	–	–	162,833
Preferred securities	–	22,198	90,765	112,963
Convertible stocks	8,316	–	–	8,316
Convertible bonds & notes	–	–	3,434	3,434
Bonds, notes & other debt instruments	–	17,793	–	17,793
Short-term securities	786,259	–	–	786,259

Total	$34,772,462	$1,928,993	$145,620	$36,847,075

290 American Funds Insurance Series

International Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Industrials	$75,195	$1,087,065	$ –		$1,162,260
Information technology	366,697	709,578	5,885		1,082,160
Health care	24,177	901,027	–		925,204
Materials	370,770	416,011	–		786,781
Consumer discretionary	171,213	597,746	–		768,959
Financials	119,197	521,636	–		640,833
Energy	179,592	436,203	–		615,795
Communication services	187,493	277,531	–		465,024
Consumer staples	13,273	237,777	–		251,050
Utilities	–	98,141	–		98,141
Real estate	–	42,988	–		42,988
Preferred securities	7,768	30,203	539		38,510
Rights & warrants	–	6,285	–		6,285
Short-term securities	197,912	–	–		197,912

Total	$1,713,287	$5,362,191	$6,424		$7,081,902

New World Fund
	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Financials	$116,964	$375,543	$–	*	$492,507
Information technology	249,298	197,206	470		446,974
Industrials	144,657	293,349	–		438,006
Health care	178,541	229,530	–		408,071
Consumer discretionary	113,094	249,041	–		362,135
Materials	168,477	90,362	–	*	258,839
Consumer staples	63,358	142,768	–	*	206,126
Communication services	96,424	104,987	–		201,411
Energy	47,241	82,944	–	*	130,185
Real estate	14,812	43,950	–		58,762
Utilities	8,271	33,209	–		41,480
Preferred securities	10,600	5,787	9,679		26,066
Rights & warrants	52	1,209	–		1,261
Bonds, notes & other debt instruments	–	133,730	72		133,802
Short-term securities	145,491	685	–		146,176

Total	$1,357,280	$1,984,300	$10,221		$3,351,801

	Other investments†

	Level 1	Level 2	Level 3		Total

Assets:
Unrealized appreciation on futures contracts	$104	$–	$–		$104
Unrealized appreciation on open forward currency contracts	–	180	–		180
Liabilities:
Unrealized depreciation on futures contracts	(192)	–	–		(192)
Unrealized depreciation on open forward currency contracts	–	(104)	–		(104)

Total	$(88)	$76	$–		$(12)

*Amount less than one thousand.

†Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

As of June 30, 2023, all of the fund’s investment securities were classified as Level 1.

American Funds Insurance Series	291

Capital World Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$233,143	$120,292	$–		$353,435
Health care	182,420	89,474	–		271,894
Industrials	108,981	142,807	–		251,788
Financials	84,260	108,143	–	*	192,403
Consumer discretionary	97,055	85,999	–		183,054
Consumer staples	61,575	65,742	–		127,317
Materials	57,186	57,741	–		114,927
Communication services	66,025	33,410	–		99,435
Energy	69,943	25,412	–	*	95,355
Utilities	20,289	18,280	–		38,569
Real estate	7,312	4,546	–		11,858
Preferred securities	265	1,642	–		1,907
Bonds, notes & other debt instruments	–	10,769	–		10,769
Short-term securities	71,727	–	–		71,727

Total	$1,060,181	$764,257	$–	*	$1,824,438

*Amount less than one thousand.

Growth-Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$6,785,497	$498,567	$–	$7,284,064
Industrials	5,433,005	351,689	–	5,784,694
Health care	4,045,320	542,507	–	4,587,827
Financials	3,878,191	–	–	3,878,191
Communication services	3,210,013	–	–	3,210,013
Consumer discretionary	2,806,708	237,830	–	3,044,538
Consumer staples	1,668,540	401,127	–	2,069,667
Energy	1,335,084	–	–	1,335,084
Utilities	1,153,175	87,114	–	1,240,289
Materials	1,072,107	–	–	1,072,107
Real estate	424,372	–	–	424,372
Convertible stocks	62,834	–	–	62,834
Bonds, notes & other debt instruments	–	5,611	–	5,611
Short-term securities	1,960,119	–	–	1,960,119

Total	$33,834,965	$2,124,445	$–	$35,959,410

292 American Funds Insurance Series

International Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Financials	$3,830	$49,783	$–	*	$53,613
Industrials	5,818	37,100	–		42,918
Consumer discretionary	2,684	33,712	–		36,396
Information technology	2,445	32,740	–		35,185
Health care	1,552	29,432	–		30,984
Consumer staples	8,416	22,386	–		30,802
Energy	8,409	12,829	–	*	21,238
Communication services	1,487	17,239	–		18,726
Materials	10,054	7,629	–	*	17,683
Utilities	1,286	7,459	–		8,745
Real estate	1,474	4,245	–		5,719
Preferred securities	1,159	260	–		1,419
Rights & warrants	–	101	–		101
Bonds, notes & other debt instruments	–	1,067	–		1,067
Short-term securities	15,639	–	–		15,639

Total	$64,253	$255,982	$–*		$320,235

*Amount less than one thousand.

Capital Income Builder

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Financials	$78,838	$69,528	$ –	*	$ 148,366
Health care	83,244	31,865	–		115,109
Consumer staples	58,385	55,949	–		114,334
Industrials	54,928	42,625	–		97,553
Information technology	74,666	17,358	–		92,024
Utilities	36,934	36,968	–		73,902
Real estate	58,587	10,664	–		69,251
Energy	50,371	18,654	–	*	69,025
Consumer discretionary	23,392	20,084	–		43,476
Communication services	19,583	17,922	–		37,505
Materials	20,644	12,750	–		33,394
Preferred securities	476	–	–		476
Rights & warrants	10	–	–		10
Convertible stocks	2,815	–	–		2,815
Investment funds	36,718	–	–		36,718
Bonds, notes & other debt instruments:
Mortgage-backed obligations	–	85,885	88		85,973
U.S. Treasury bonds & notes	–	84,891	–		84,891
Corporate bonds, notes & loans	–	23,863	–		23,863
Asset-backed obligations	–	10,521	–		10,521
Bonds & notes of governments & government agencies outside the U.S.	–	749	–		749
Municipals	–	234	–		234
Short-term securities	101,432	–	–		101,432

Total	$701,023	$540,510	$88		$1,241,621

Refer to the next page for footnote.

American Funds Insurance Series	293

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 109	$ –	$–	$ 109
Unrealized appreciation on centrally cleared interest rate swaps	–	305	–	305
Unrealized appreciation on centrally cleared credit default swaps	–	159	–	159
Liabilities:
Unrealized depreciation on futures contracts	(1,426)	–	–	(1,426)
Unrealized depreciation on centrally cleared interest rate swaps	–	(435)	–	(435)

Total	$(1,317)	$29	$–	$(1,288)

*Amount less than one thousand.

†Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$3,590,808	$32,475	$–		$3,623,283
Health care	2,626,633	105,830	19,334		2,751,797
Consumer discretionary	1,963,133	355,874	–		2,319,007
Communication services	1,872,838	–	–		1,872,838
Financials	1,691,660	58,168	–	*	1,749,828
Consumer staples	1,278,464	283,707	–		1,562,171
Industrials	1,556,749	–	–		1,556,749
Materials	936,130	–	–		936,130
Energy	727,587	–	1,284		728,871
Real estate	185,023	–	–		185,023
Utilities	93,930	–	–		93,930
Preferred securities	–	–	337		337
Rights & warrants	–	–	–	*	– *
Convertible stocks	–	–	50,695		50,695
Investment funds	1,026,925	–	–		1,026,925
Bonds, notes & other debt instruments:
Mortgage-backed obligations	–	1,863,581	–		1,863,581
Corporate bonds, notes & loans	–	1,537,910	3,145		1,541,055
U.S. Treasury bonds & notes	–	1,415,005	–		1,415,005
Asset-backed obligations	–	512,750	5,930		518,680
Bonds & notes of governments & government agencies outside the U.S.	–	41,597	–		41,597
Municipals	–	36,169	–		36,169
Short-term securities	2,452,877	–	–		2,452,877

Total	$20,002,757	$6,243,066	$80,725		$26,326,548

	Other investments†

	Level 1	Level 2	Level 3		Total

Assets:
Unrealized appreciation on futures contracts	$ 5,318	$ –	$–		$ 5,318
Unrealized appreciation on centrally cleared interest rate swaps	–	5,809	–		5,809
Unrealized appreciation on centrally cleared credit default swaps	–	94	–		94
Liabilities:
Unrealized depreciation on futures contracts	(42,687)	–	–		(42,687)
Unrealized depreciation on centrally cleared interest rate swaps	–	(6,947)	–		(6,947)

Total	$ (37,369)	$(1,044)	$–		$(38,413)

*Amount less than one thousand.

†Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

294 American Funds Insurance Series

American Funds Global Balanced Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$20,097	$17,862	$–	$37,959
Information technology	31,632	5,647	–	37,279
Financials	12,908	20,304	–	33,212
Industrials	19,604	12,610	–	32,214
Consumer staples	4,549	16,449	–	20,998
Materials	8,513	9,706	–	18,219
Energy	9,106	5,980	–	15,086
Utilities	6,718	6,772	–	13,490
Communication services	10,524	1,378	–	11,902
Consumer discretionary	4,437	5,780	–	10,217
Real estate	1,836	3,023	–	4,859
Preferred securities	915	658	–	1,573
Convertible stocks	1,237	–	–	1,237
Investment funds	5,308	–	–	5,308
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	–	58,279	19	58,298
Corporate bonds, notes & loans	–	21,248	–	21,248
U.S. Treasury bonds & notes	–	18,286	–	18,286
Mortgage-backed obligations	–	16,427	–	16,427
Asset-backed obligations	–	1,761	–	1,761
Federal agency bonds & notes	–	263	–	263
Municipals	–	132	–	132
Short-term securities	32,054	1,602	–	33,656

Total	$169,438	$224,167	$19	$393,624

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$76	$–	$–	$76
Unrealized appreciation on open forward currency contracts	–	537	–	537
Unrealized appreciation on centrally cleared interest rate swaps	–	94	–	94
Unrealized appreciation on centrally cleared credit default swaps	–	14	–	14
Liabilities:
Unrealized depreciation on futures contracts	(247)	–	–	(247)
Unrealized depreciation on open forward currency contracts	–	(708)	–	(708)
Unrealized depreciation on centrally cleared interest rate swaps	–	(462)	–	(462)
Unrealized depreciation on centrally cleared credit default swaps	–	– †	–	– †

Total	$(171)	$(525)	$–	$(696)

* Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

† Amount less than one thousand.

American Funds Insurance Series	295

The Bond Fund of America

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$–	$3,573,639	$ –	$3,573,639
Mortgage-backed obligations	–	3,232,210	1,486	3,233,696
U.S. Treasury bonds & notes	–	2,440,960	–	2,440,960
Asset-backed obligations	–	506,177	9,743	515,920
Municipals	–	160,709	–	160,709
Bonds & notes of governments & government agencies outside the U.S.	–	131,220	–	131,220
Federal agency bonds & notes	–	11,147	–	11,147
Common stocks	–	–	14	14
Short-term securities	2,007,541	–	–	2,007,541

Total	$2,007,541	$10,056,062	$11,243	$12,074,846

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$13,106	$–	$–	$13,106
Unrealized appreciation on open forward currency contracts	–	1,374	–	1,374
Unrealized appreciation on centrally cleared interest rate swaps	–	1,355	–	1,355
Liabilities:
Unrealized depreciation on futures contracts	(46,346)	–	–	(46,346)
Unrealized depreciation on open forward currency contracts	–	(1,997)	–	(1,997)
Unrealized depreciation on centrally cleared interest rate swaps	–	(6,176)	–	(6,176)
Unrealized depreciation on centrally cleared credit default swaps	–	(1,615)	–	(1,615)

Total	$(33,240)	$(7,059)	$–	$(40,299)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

296 American Funds Insurance Series

Capital World Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$–	$300,895	$ –	$300,895
Japanese yen	–	110,576	–	110,576
British pounds	–	65,359	–	65,359
Chinese yuan renminbi	–	49,017	–	49,017
Brazilian reais	–	40,394	–	40,394
Mexican pesos	–	39,796	–	39,796
South Korean won	–	29,862	–	29,862
Canadian dollars	–	29,329	–	29,329
Australian dollars	–	27,673	–	27,673
Indonesian rupiah	–	23,488	–	23,488
Colombian pesos	–	15,264	–	15,264
South African rand	–	7,009	–	7,009
Danish kroner	–	6,239	–	6,239
New Zealand dollars	–	4,055	–	4,055
Chilean pesos	–	3,617	–	3,617
Peruvian nuevos soles	–	2,373	–	2,373
Malaysian ringgits	–	2,160	–	2,160
Indian rupees	–	1,125	–	1,125
Romanian leu	–	1,074	–	1,074
Polish zloty	–	1,028	–	1,028
Norwegian kroner	–	545	–	545
Ukrainian hryvnia	–	217	–	217
U.S. dollars	–	597,420	190	597,610
Investment funds	50,370	–	–	50,370
Preferred securities	–	–	36	36
Common stocks	31	–	243	274
Short-term securities	158,141	22,733	–	180,874

Total	$208,542	$1,381,248	$469	$1,590,259

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$1,303	$–	$–	$1,303
Unrealized appreciation on open forward currency contracts	–	5,906	–	5,906
Unrealized appreciation on centrally cleared interest rate swaps	–	1,145	–	1,145
Unrealized appreciation on centrally cleared credit default swaps	–	422	–	422
Liabilities:
Unrealized depreciation on futures contracts	(4,773)	–	–	(4,773)
Unrealized depreciation on open forward currency contracts	–	(8,188)	–	(8,188)
Unrealized depreciation on centrally cleared interest rate swaps	–	(5,768)	–	(5,768)
Unrealized depreciation on centrally cleared credit default swaps	–	(204)	–	(204)

Total	$(3,470)	$(6,687)	$–	$(10,157)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	297

American High-Income Trust

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$–	$751,484	$4,075	$755,559
Mortgage-backed obligations	–	–	630	630
Convertible bonds & notes	–	325	79	404
Convertible stocks	501	–	–	501
Common stocks	10,675	–	25,789	36,464
Preferred securities	–	–	2,441	2,441
Rights & warrants	–	–	379	379
Short-term securities	33,341	–	–	33,341

Total	$44,517	$751,809	$33,393	$829,719

	Other investments[1]

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$35	$ –	$–	$ 35
Liabilities:
Unrealized depreciation on futures contracts	(63)	–	–	(63)
Unrealized depreciation on centrally cleared credit default swaps	–	(204)	–	(204)

Total	$(28)	$(204)	$–	$(232)

1 Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2023 (dollars in thousands):

	Beginning value at 1/1/2023	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2023

Investment securities	$34,480	$2,087	$6,039	$(5,671)	$1,232	$(2,573)	$(2,201)	$33,393

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2023								$ (2,757)

2 Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

3 Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

298 American Funds Insurance Series

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
Bonds, notes & other	$ 4,705		Transaction price	Not applicable	Not applicable	Not applicable
debt instruments		Transaction	Net adjustment (decrease) based on movement of market comparables	10%	10%	Decrease
Convertible bonds & notes	79	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Expected proceeds	Not applicable	Not applicable	Not applicable
			EV/EBITDA multiple	7.5x	7.5x	Increase
			DLOM	15%	15%	Decrease
		Estimated recovery value	Vendor price	Not applicable	Not applicable	Not applicable
			Risk discount	90%	90%	Decrease
Common stocks	25,789		Net adjustment (decrease) based on movement of market comparables	20%	20%	Decrease
		Indicative market
		quotation	Broker quote	Not applicable	Not applicable	Not applicable
		Market	EV/EBITDA multiple	5.8x	5.8x	Increase
		comparable	EV/EBITDA less CapEx multiple	10.4x	10.4x	Increase
		companies	DLOM	17%	17%	Decrease
		Indicative market
		quotation	Broker quote	Not applicable	Not applicable	Not applicable
Preferred securities	2,441	Market	EV/EBITDA multiple	3.3x	3.3x	Increase
		comparable companies	DLOM	15%	15%	Decrease
		Black-Scholes	Broker quote	Not applicable	Not applicable	Not applicable
Rights & warrants	379		Implied volatility	30%	30%	Increase
		Indicative market	Broker quote	Not applicable	Not applicable	Not applicable
		quotation
Total	$33,393

*	Weighted average is by relative fair value.
†

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

American Funds Insurance Series	299

American Funds Mortgage Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$94,566	$–	$94,566
U.S. Treasury bonds & notes	–	6,116	–	6,116
Asset-backed obligations	–	2,143	–	2,143
Short-term securities	–	49,958	–	49,958

Total	$–	$152,783	$–	$152,783

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$52	$–	$–	$52
Liabilities:
Unrealized depreciation on futures contracts	(905)	–	–	(905)
Unrealized depreciation on centrally cleared interest rate swaps	–	(23)	–	(23)

Total	$(853)	$(23)	$–	$(876)

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

As of June 30, 2023, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$767,437	$–	$767,437
U.S. Treasury bonds & notes	–	582,562	–	582,562
Federal agency bonds & notes	–	79,284	–	79,284
Short-term securities	–	444,106	–	444,106

Total	$–	$1,873,389	$–	$1,873,389

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$13,976	$–	$–	$13,976
Unrealized appreciation on centrally cleared interest rate swaps	–	24,713	–	24,713
Liabilities:
Unrealized depreciation on futures contracts	(36,374)	–	–	(36,374)
Unrealized depreciation on centrally cleared interest rate swaps	–	(8,422)	–	(8,422)

Total	$(22,398)	$16,291	$–	$(6,107)

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

As of June 30, 2023, all of the fund’s investments were classified as Level 1.

300 American Funds Insurance Series

Managed Risk International Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets
Growth funds	$106,426	$ –	$–	$106,426
Fixed income funds	12,526	–	–	12,526
Short-term securities	4,811	–	–	4,811
Options purchased	194	31	–	225

Total	$123,957	$31	$–	$123,988

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 37	$–	$–	$ 37
Liabilities:
Unrealized depreciation on futures contracts	(345)	–	–	(345)

Total	$(308)	$–	$–	$(308)

*Futures contracts are not included in the fund’s investment portfolio.

Managed Risk Washington Mutual Investors Fund

As of June 30, 2023, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

As of June 30, 2023, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

As of June 30, 2023, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks – The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

American Funds Insurance Series	301

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies – Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries – Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

302 American Funds Insurance Series

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

American Funds Insurance Series	303

Currency – The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts – A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds – The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in repurchase agreements – Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

304 American Funds Insurance Series

Interest rate risk – The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation – A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Liquidity risk – Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure – The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management – The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks – Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

American Funds Insurance Series	305

Investing in options and futures contracts – In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging – There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions – The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Nondiversification risk – As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.

5. Certain investment techniques

Securities lending – Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

306 American Funds Insurance Series

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$ 11,345	$ 9,612	$ 2,325	$ 8,651
Global Small Capitalization Fund	61,683	42,375	22,569	38,137
Growth Fund	27,798	28,625	–	25,763
International Fund	22,230	2,552	20,728	2,297
New World Fund	11,128	3,859	7,838	3,473
Washington Mutual Investors Fund	3,429	3,540	–	3,186
Capital World Growth and Income Fund	6,023	952	5,403	857
Growth-Income Fund	61,497	64,632	–	58,169
International Growth and Income Fund	2,761	1,722	1,197	1,550
Capital Income Builder	6,985	6,105	1,259	5,494
Asset Allocation Fund	16,802	17,261	–	15,535
American Funds Global Balanced Fund	697	712	–	641

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds – Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls – Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions – Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities – The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

American Funds Insurance Series	307

Unfunded commitments – Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2023, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $1,289,000, $51,000 and $815,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and Capital World Bond Fund and 0.10% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized depreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust of $7,000, $1,000 and $2,000, respectively, is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized depreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

Options contracts – The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts – Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts – Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

308 American Funds Insurance Series

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts – Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps – Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

Credit default swap indices – Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

American Funds Insurance Series	309

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts	Interest rate swaps		Credit default swaps
New World Fund	Not applicable	$ 24,499	$ 5,141	$ 4,930	*	$ 2,230*
Capital Income Builder	Not applicable	96,767	Not applicable	38,300		6,175
Asset Allocation Fund	Not applicable	2,540,194	Not applicable	728,198		134,517
Global Balanced Fund	Not applicable	22,450	33,299	39,607		3,654
The Bond Fund of America	Not applicable	4,966,274	87,934	668,704		221,204
Capital World Bond Fund	Not applicable	432,642	457,463	381,147		102,242
American High-Income Trust	Not applicable	8,103	Not applicable	Not applicable		12,572
American Funds Mortgage Fund	Not applicable	55,284	Not applicable	4,258		Not applicable
U.S. Government Securities Fund	Not applicable	2,236,602	Not applicable	792,714		Not applicable
Managed Risk Growth Fund	$ 219,921	131,776	Not applicable	Not applicable		Not applicable
Managed Risk International Fund	54,263	11,314	Not applicable	Not applicable		Not applicable
Managed Risk Washington Mutual Investors Fund	239,859	23,218	Not applicable	Not applicable		Not applicable
Managed Risk Growth-Income Fund	2,568,643	197,528	Not applicable	Not applicable		Not applicable
Managed Risk Asset Allocation Fund	269,721	144,033	Not applicable	Not applicable		Not applicable

*No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

310 American Funds Insurance Series

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2023 (dollars in thousands):

New World Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$104	Unrealized depreciation[1]	$192

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	180	Unrealized depreciation on open forward currency contracts	104

Forward currency	Currency	Receivables for closed forward currency contracts	5	Payables for closed forward currency contracts	2

			$289		$298

		Net realized gain (loss)		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 59	Net unrealized depreciation on futures contracts	$(181)

Forward currency	Currency	Net realized loss on forward currency contracts	(112)	Net unrealized appreciation on forward currency contracts	126

Swap	Interest	Net realized gain on swap contracts	123	Net unrealized appreciation on swap contracts	–

Swap	Credit	Net realized loss on swap contracts	(3)	Net unrealized depreciation on swap contracts	(2)

			$ 67		$ (57)

Capital Income Builder

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$109	Unrealized depreciation[1]	$1,426

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	305	Unrealized depreciation[1]	435

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	159	Unrealized depreciation[1]	–

			$573		$1,861

Refer to the end of the tables for footnotes.

American Funds Insurance Series	311

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$ (369)	Net unrealized depreciation on futures contracts	$(1,238)

Swap	Interest	Net realized gain on swap contracts	1,583	Net unrealized depreciation on swap contracts	(1,650)

Swap	Credit	Net realized gain on swap contracts	53	Net unrealized appreciation on swap contracts	206

			$1,267		$(2,682)

Asset Allocation Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 5,318	Unrealized depreciation[1]	$42,687

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	5,809	Unrealized depreciation[1]	6,947

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	94	Unrealized depreciation[1]	–

			$11,221		$49,634

		Net realized loss		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(21,630)	Net unrealized depreciation on futures contracts	$(36,203)

Swap	Interest	Net realized loss on swap contracts	(3,916)	Net unrealized depreciation on swap contracts	(1,138)

Swap	Credit	Net realized loss on swap contracts	(2,920)	Net unrealized appreciation on swap contracts	1,717

			$(28,466)		$(35,624)

American Funds Global Balanced Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 76	Unrealized depreciation[1]	$ 247

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	537	Unrealized depreciation on open forward currency contracts	708

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	94	Unrealized depreciation[1]	462

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	14	Unrealized depreciation[1]	— [2]

			$721		$1,417

Refer to the end of the tables for footnotes.

312 American Funds Insurance Series

		Net realized loss		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$ (70)	Net unrealized appreciation on futures contracts	$202

Forward currency	Currency	Net realized loss on forward currency contracts	(666)	Net unrealized depreciation on forward currency contracts	(707)

Swap	Interest	Net realized loss on swap contracts	(686)	Net unrealized appreciation on swap contracts	647

Swap	Credit	Net realized loss on swap contracts	(66)	Net unrealized appreciation on swap contracts	7

			$(1,488)		$149

The Bond Fund of America

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$13,106	Unrealized depreciation[1]	$46,346

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,374	Unrealized depreciation on open forward currency contracts	1,997

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,355	Unrealized depreciation[1]	6,176

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	–	Unrealized depreciation[1]	1,615

			$15,835		$56,134

		Net realized (loss) gain		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(69,860)	Net unrealized depreciation on futures contracts	$(26,287)

Forward currency	Currency	Net realized gain on forward currency contracts	2,135	Net unrealized depreciation on forward currency contracts	(4,270)

Swap	Interest	Net realized gain on swap contracts	12,360	Net unrealized depreciation on swap contracts	(13,897)

Swap	Credit	Net realized loss on swap contracts	(13,525)	Net unrealized appreciation on swap contracts	5,393

			$(68,890)		$(39,061)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	313

Capital World Bond Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$1,303	Unrealized depreciation[1]	$ 4,773

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	5,906	Unrealized depreciation on open forward currency contracts	8,188

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,145	Unrealized depreciation[1]	5,768

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	422	Unrealized depreciation[1]	204

			$8,776		$18,933

		Net realized (loss) gain		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$ (4,010)	Net unrealized appreciation on futures contracts	$ 517

Forward currency	Currency	Net realized loss on forward currency contracts	(11,479)	Net unrealized depreciation on forward currency contracts	(6,835)

Swap	Interest	Net realized loss on swap contracts	(6,559)	Net unrealized appreciation on swap contracts	6,343

Swap	Credit	Net realized gain on swap contracts	723	Net unrealized depreciation on swap contracts	(249)

			$(21,325)		$(224)

American High-Income Trust

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$35	Unrealized depreciation[1]	$ 63

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	–	Unrealized depreciation[1]	204

			$35		$267

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 19	Net unrealized appreciation on futures contracts	$60

Swap	Credit	Net realized loss on swap contracts	(168)	Net unrealized depreciation on swap contracts	(50)

			$(149)		$10

Refer to the end of the tables for footnotes.

314 American Funds Insurance Series

American Funds Mortgage Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$52	Unrealized depreciation[1]	$905

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	23

			$52		$928

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$ 44	Net unrealized depreciation on futures contracts	$ (778)

Swap	Interest	Net realized gain on swap contracts	805	Net unrealized depreciation on swap contracts	(813)

			$849		$(1,591)

U.S. Government Securities Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$13,976	Unrealized depreciation[1]	$ 36,374

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	24,713	Unrealized depreciation[1]	8,422

			$38,689		$44,796

		Net realized loss		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(3,260)	Net unrealized depreciation on futures contracts	$(19,222)

Swap	Interest	Net realized loss on swap contracts	(6,073)	Net unrealized appreciation on swap contracts	7,495

			$(9,333)		$(11,727)

Managed Risk Growth Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$766	Investment securities from unaffiliated issuers[3]	$ –

Futures	Currency	Unrealized appreciation[1]	7	Unrealized depreciation[1]	18

Futures	Equity	Unrealized appreciation[1]	7	Unrealized depreciation[1]	866

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	1,219

			$780		$2,103

Refer to the end of the tables for footnotes.

American Funds Insurance Series	315

		Net realized loss		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$ (1,187)	Net unrealized depreciation on investments in unaffiliated issuers	$ (945)

Futures	Currency	Net realized loss on futures contracts	(188)	Net unrealized appreciation on futures contracts	3

Futures	Equity	Net realized loss on futures contracts	(13,945)	Net unrealized depreciation on futures contracts	(8,405)

Futures	Interest	Net realized loss on futures contracts	(2,490)	Net unrealized depreciation on futures contracts	(1,172)

			$(17,810)		$(10,519)

Managed Risk International Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$225	Investment securities from unaffiliated issuers[3]	$ –

Futures	Equity	Unrealized appreciation[1]	37	Unrealized depreciation[1]	266

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	79

			$262		$345

		Net realized loss		Net unrealized depreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$ (394)	Net unrealized depreciation on investments in unaffiliated issuers	$ (261)

Futures	Equity	Net realized loss on futures contracts	(4,394)	Net unrealized depreciation on futures contracts	(1,253)

Futures	Interest	Net realized loss on futures contracts	(595)	Net unrealized depreciation on futures contracts	(66)

			$(5,383)		$(1,580)

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$537	Investment securities from unaffiliated issuers[3]	$ –

Futures	Equity	Unrealized appreciation[1]	240	Unrealized depreciation[1]	–

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	242

			$777		$242

Refer to the end of the tables for footnotes.

316 American Funds Insurance Series

		Net realized loss		Net unrealized depreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(1,222)	Net unrealized depreciation on investments in unaffiliated issuers	$ (846)

Futures	Currency	Net realized loss on futures contracts	(56)	Net unrealized depreciation on futures contracts	(63)

Futures	Equity	Net realized loss on futures contracts	(4,932)	Net unrealized depreciation on futures contracts	(2,380)

Futures	Interest	Net realized loss on futures contracts	(620)	Net unrealized depreciation on futures contracts	(161)

			$(6,830)		$(3,450)

Managed Risk Growth-Income Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$5,468	Investment securities from unaffiliated issuers[3]	$ –

Futures	Currency	Unrealized appreciation[1]	–	Unrealized depreciation[1]	2

Futures	Equity	Unrealized appreciation[1]	2,503	Unrealized depreciation[1]	44

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	1,765

			$7,971		$1,811

		Net realized loss		Net unrealized depreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(13,093)	Net unrealized depreciation on investments in unaffiliated issuers	$ (9,088)

Futures	Currency	Net realized loss on futures contracts	(656)	Net unrealized depreciation on futures contracts	(361)

Futures	Equity	Net realized loss on futures contracts	(24,600)	Net unrealized depreciation on futures contracts	(14,010)

Futures	Interest	Net realized loss on futures contracts	(2,162)	Net unrealized depreciation on futures contracts	(1,588)

			$(40,511)		$(25,047)

Managed Risk Asset Allocation Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$693	Investment securities from unaffiliated issuers[3]	$ –

Futures	Currency	Unrealized appreciation[1]	–	Unrealized depreciation[1]	4

Futures	Equity	Unrealized appreciation[1]	4	Unrealized depreciation[1]	33

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	1,567

			$697		$1,604

Refer to the end of the tables for footnotes.

American Funds Insurance Series	317

		Net realized loss		Net unrealized depreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$ (1,830)	Net unrealized depreciation on investments in unaffiliated issuers	$ (457)

Futures	Currency	Net realized loss on futures contracts	(416)	Net unrealized depreciation on futures contracts	(153)

Futures	Equity	Net realized loss on futures contracts	(26,965)	Net unrealized depreciation on futures contracts	(13,624)

Futures	Interest	Net realized loss on futures contracts	(1,968)	Net unrealized depreciation on futures contracts	(1,405)

			$(29,349)		$(15,639)

[1]

Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in each fund’s investment portfolio.

Collateral – Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset – Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

318 American Funds Insurance Series

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2023, if close-out netting was exercised (dollars in thousands):

New World Fund

		Gross amounts not offset in the
	Gross amounts recognized in the statement of assets and liabilities	statement of assets and liabilities and
		subject to a master netting agreement
		Available	Non-cash	Cash	Net
Counterparty		to offset	collateral*	collateral*	amount

Assets:
Bank of America	$ 3	$ –	$–	$–	$ 3
Citibank	70	(70)	–	–	–
Goldman Sachs	9	(2)	–	–	7
HSBC Bank	1	–	–	–	1
JPMorgan Chase	66	–	–	–	66
Morgan Stanley	6	(2)	–	–	4
Standard Chartered Bank	21	(1)	–	–	20
UBS AG	10	(2)	–	–	8

Total	$185	$(77)	$–	$–	$108

Liabilities:
Citibank	$ 99	$(70)	$–	$–	$ 29
Goldman Sachs	2	(2)	–	–	–
Morgan Stanley	2	(2)	–	–	–
Standard Chartered Bank	1	(1)	–	–	–
UBS AG	2	(2)	–	–	–

Total	$106	$(77)	$–	$–	$ 29

Refer to the end of the tables for footnotes.

American Funds Insurance Series	319

American Funds Global Balanced Fund

			Gross amounts not offset in the
	Gross amounts		statement of assets and liabilities and
	recognized in the		subject to a master netting agreement
	statement of assets		Available	Non-cash	Cash	Net
Counterparty	and liabilities		to offset	collateral*	collateral*	amount

Assets:
Bank of America	$ 15		$ (15)	$–	$–	$ –
Bank of New York Mellon	1		(1)	–	–	–
BNP Paribas	4		(1)	–	–	3
Citibank	2		(2)	–	–	–
Goldman Sachs	1		(1)	–	–	–
HSBC Bank	336		(171)	–	–	165
JPMorgan Chase	3		(3)	–	–	–
Morgan Stanley	36		(36)	–	–	–
Standard Chartered Bank	139		(18)	–	–	121
UBS AG	–	†	– †	–	–	–

Total	$537		$(248)	$–	$–	$289

Liabilities:
Bank of America	$ 36		$ (15)	$–	$–	$ 21
Bank of New York Mellon	1		(1)	–	–	–
Barclays Bank PLC	10		–	–	–	10
BNP Paribas	1		(1)	–	–	–
Citibank	207		(2)	–	–	205
Goldman Sachs	8		(1)	–	–	7
HSBC Bank	171		(171)	–	–	–
JPMorgan Chase	12		(3)	–	–	9
Morgan Stanley	233		(36)	–	–	197
Standard Chartered Bank	18		(18)	–	–	–
UBS AG	11		– †	–	–	11

Total	$708		$(248)	$–	$–	$460

The Bond Fund of America

			Gross amounts not offset in the
	Gross amounts		statement of assets and liabilities and
	recognized in the		subject to a master netting agreement
	statement of assets		Available	Non-cash	Cash	Net
Counterparty	and liabilities		to offset	collateral*	collateral*	amount

Assets:
Bank of America	$ 51		$ (51)	$ –	$ –	$ –
BNP Paribas	101		(20)	–	–	81
HSBC Bank	45		(45)	–	–	–
JPMorgan Chase	1,155		(2)	–	(1,153)	–
Morgan Stanley	6		–	–	–	6
UBS AG	16		–	–	–	16

Total	$1,374		$(118)	$ –	$(1,153)	$103

Liabilities:
Bank of America	$ 67		$ (51)	$ –	$ –	$ 16
BNP Paribas	20		(20)	–	–	–
Citibank	303		–	(303)	–	–
Goldman Sachs	6		–	–	–	6
HSBC Bank	1,599		(45)	(1,554)	–	–
JPMorgan Chase	2		(2)	–	–	–

Total	$1,997		$(118)	$(1,857)	$ –	$ 22

Refer to the end of the tables for footnotes.

320 American Funds Insurance Series

Capital World Bond Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount

Assets:
Bank of America	$ 89	$ (89)	$ –	$ –	$ –
Barclays Bank PLC	9	–	–	–	9
BNP Paribas	57	(14)	–	–	43
Citibank	184	(184)	–	–	–
Goldman Sachs	41	(41)	–	–	–
HSBC Bank	5,046	(3,637)	–	(1,240)	169
JPMorgan Chase	85	(85)	–	–	–
Morgan Stanley	339	(339)	–	–	–
Standard Chartered Bank	16	(16)	–	–	–
UBS AG	40	(40)	–	–	–

Total	$5,906	$(4,445)	$ –	$(1,240)	$221

Liabilities:
Bank of America	$ 309	$ (89)	$ (220)	$ –	$ –
Bank of New York Mellon	31	–	(31)	–	–
BNP Paribas	14	(14)	–	–	–
Citibank	2,493	(184)	(2,309)	–	–
Goldman Sachs	125	(41)	–	–	84
HSBC Bank	3,637	(3,637)	–	–	–
JPMorgan Chase	293	(85)	(28)	–	180
Morgan Stanley	1,074	(339)	(735)	–	–
Standard Chartered Bank	128	(16)	(112)	–	–
UBS AG	84	(40)	(44)	–	–

Total	$8,188	$(4,445)	$(3,479)	$ –	$264

    *Collateral is shown on a settlement basis.

    † Amount less than one thousand.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2023, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2023, some of the funds recognized reclaims (net of

American Funds Insurance Series	321

fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest
Global Growth Fund	$ 220	$21	$ –
Growth Fund	352	2	–
International Fund	1,233	22	47
New World Fund	270	3	–
Growth-Income Fund	187	13	9

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2022:
Undistributed ordinary income	$18,515	$1,947	$58,974	$15,623	$8,333	$45,061
Undistributed long-term capital gains	549,285	39,017	1,978,732	–	–	89,689
Capital loss carryforward*	–	–	–	(374,845)	–	–
As of June 30, 2023:
Gross unrealized appreciation on investments	2,936,802	878,025	17,067,770	1,862,262	974,576	2,578,557
Gross unrealized depreciation on investments	(263,829)	(231,305)	(1,070,934)	(331,368)	(134,137)	(280,023)
Net unrealized appreciation (depreciation) on investments	2,672,973	646,720	15,996,836	1,530,894	840,439	2,298,534
Cost of investments	4,775,163	2,528,373	20,850,239	5,551,008	2,511,350	7,622,817

Refer to the end of the tables for footnote.

322 American Funds Insurance Series

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
As of December 31, 2022:
Undistributed ordinary income	$6,716	$117,578	$1,209	$10,957	$120,979	$2,667
Undistributed long-term capital gains	–	1,825,597	–	–	958,605	44,806
Capital loss carryforward*	(72,176)	–	(23,828)	(28,240)	–	–
As of June 30, 2023:
Gross unrealized appreciation on investments	535,798	14,570,753	55,556	180,649	6,485,840	51,981
Gross unrealized depreciation on investments	(89,656)	(569,685)	(26,010)	(47,382)	(1,193,526)	(20,487)
Net unrealized appreciation (depreciation) on investments	446,142	14,001,068	29,546	133,267	5,292,314	31,494
Cost of investments	1,378,296	21,958,342	290,689	1,107,054	20,995,243	361,434

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
As of December 31, 2022:
Undistributed ordinary income	$58,751	$–	$9,376	$529	$2,708	$8,185
Capital loss carryforward*	(907,300)	(133,685)	(298,537)	(9,549)	(1)	(177,836)
As of June 30, 2023:
Gross unrealized appreciation on investments	38,345	22,718	29,761	306	43	42,307
Gross unrealized depreciation on investments	(637,957)	(152,220)	(96,014)	(3,790)	(36)	(114,994)
Net unrealized appreciation (depreciation) on investments	(599,612)	(129,502)	(66,253)	(3,484)	7	(72,687)
Cost of investments	12,635,591	1,709,183	895,902	155,391	383,761	1,939,969

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2022:
Undistributed ordinary income	$5,720	$1,966	$5,613	$29,224	$35,270
Undistributed long-term capital gains	105,958	8,883	41,991	263,419	248,376
As of June 30, 2023:
Gross unrealized appreciation on investments	44,501	6,574	240	29,916	4
Gross unrealized depreciation on investments	(106,219)	(24,133)	(29,399)	(94,779)	(81,148)
Net unrealized appreciation (depreciation) on investments	(61,718)	(17,559)	(29,159)	(64,863)	(81,144)
Cost of investments	555,409	141,239	351,760	2,235,108	2,225,931

*

Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Insurance Series	323

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 8,838	$238,315	$247,153	$39,498	$361,119	$400,617
Class 1A	38	1,195	1,233	141	1,617	1,758
Class 2	8,280	259,863	268,143	32,689	386,947	419,636
Class 4	1,369	49,927	51,296	4,312	66,240	70,552

Total	$18,525	$549,300	$567,825	$76,640	$815,923	$892,563

Global Small Capitalization Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 880	$11,794	$12,674	$ 47,544	$285,173	$ 332,717
Class 1A	3	59	62	209	1,252	1,461
Class 2	1,021	23,554	24,575	94,748	568,298	663,046
Class 4	52	3,623	3,675	13,417	80,475	93,892

Total	$1,956	$39,030	$40,986	$155,918	$935,198	$1,091,116

Growth Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$29,335	$ 861,352	$ 890,687	$319,915	$1,912,725	$2,232,640
Class 1A	372	13,243	13,615	3,677	23,411	27,088
Class 2	25,277	924,799	950,076	311,929	2,152,577	2,464,506
Class 3	344	11,837	12,181	4,207	28,163	32,370
Class 4	3,662	167,524	171,186	43,665	340,245	383,910

Total	$58,990	$1,978,755	$2,037,745	$683,393	$4,457,121	$5,140,514

International Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 8,093	$–	$ 8,093	$ 94,903	$448,918	$ 543,821
Class 1A	24	–	24	281	1,398	1,679
Class 2	6,827	–	6,827	86,539	450,228	536,767
Class 3	36	–	36	431	2,195	2,626
Class 4	675	–	675	9,244	52,350	61,594

Total	$15,655	$–	$15,655	$191,398	$955,089	$1,146,487

324 American Funds Insurance Series

New World Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$4,849	$–	$4,849	$ 60,201	$129,123	$189,324
Class 1A	23	–	23	317	724	1,041
Class 2	1,930	–	1,930	26,575	61,661	88,236
Class 4	1,536	–	1,536	22,718	56,063	78,781

Total	$8,338	$–	$8,338	$109,811	$247,571	$357,382

Washington Mutual Investors Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$27,566	$52,370	$ 79,936	$351,097	$1,068,126	$1,419,223
Class 1A	73	194	267	3,359	10,665	14,024
Class 2	12,559	26,108	38,667	173,751	551,636	725,387
Class 4	4,891	11,035	15,926	61,406	196,768	258,174

Total	$45,089	$89,707	$134,796	$589,613	$1,827,195	$2,416,808

Capital World Growth and Income Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$2,294	$–	$2,294	$32,166	$109,599	$141,765
Class 1A	24	–	24	337	1,188	1,525
Class 2	3,709	–	3,709	57,060	205,827	262,887
Class 4	692	–	692	10,246	37,875	48,121

Total	$6,719	$–	$6,719	$99,809	$354,489	$454,298

Growth-Income Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 73,150	$1,077,919	$1,151,069	$597,601	$1,754,172	$2,351,773
Class 1A	100	1,649	1,749	784	2,464	3,248
Class 2	38,760	642,837	681,597	328,556	1,071,265	1,399,821
Class 3	427	6,857	7,284	3,597	11,428	15,025
Class 4	5,174	96,356	101,530	41,526	145,017	186,543

Total	$117,611	$1,825,618	$1,943,229	$972,064	$2,984,346	$3,956,410

International Growth and Income Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 66	$–	$ 66	$ 397	$ 6,104	$ 6,501
Class 1A	22	–	22	147	2,108	2,255
Class 2	637	–	637	4,951	81,276	86,227
Class 4	485	–	485	3,387	55,677	59,064

Total	$1,210	$–	$1,210	$8,882	$145,165	$154,047

American Funds Insurance Series	325

Capital Income Builder

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 7,491	$–	$ 7,491	$17,636	$–	$17,636
Class 1A	110	–	110	270	–	270
Class 2	153	–	153	354	–	354
Class 4	5,419	–	5,419	13,728	–	13,728

Total	$13,173	$–	$13,173	$31,988	$–	$31,988

Asset Allocation Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 76,840	$578,217	$ 655,057	$476,426	$1,525,081	$2,001,507
Class 1A	126	1,038	1,164	708	2,098	2,806
Class 2	19,886	163,182	183,068	124,332	440,697	565,029
Class 3	137	1,097	1,234	845	2,914	3,759
Class 4	24,064	215,145	239,209	142,374	538,249	680,623

Total	$121,053	$958,679	$1,079,732	$744,685	$2,509,039	$3,253,724

American Funds Global Balanced Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 718	$11,386	$12,104	$ 72	$ 498	$ 570
Class 1A	19	310	329	2	13	15
Class 2	1,126	18,886	20,012	123	850	973
Class 4	806	14,227	15,033	85	589	674

Total	$2,669	$44,809	$47,478	$282	$1,950	$2,232

The Bond Fund of America
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$38,912	$–	$38,912	$235,158	$60,668	$295,826
Class 1A	1,245	–	1,245	7,470	1,700	9,170
Class 2	15,821	–	15,821	98,333	27,763	126,096
Class 4	4,406	–	4,406	24,749	7,113	31,862

Total	$60,384	$–	$60,384	$365,710	$97,244	$462,954

Capital World Bond Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$–	$–	$–	$2,151	$11,752	$13,903
Class 1A	–	–	–	3	20	23
Class 2	–	–	–	2,087	13,752	15,839
Class 4	–	–	–	120	945	1,065

Total	$–	$–	$–	$4,361	$26,469	$30,830

326 American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$2,483	$–	$2,483	$18,444		$–	$18,444
Class 1A	23	–	23	100		–	100
Class 2	5,913	–	5,913	42,707		–	42,707
Class 3	91	–	91	694		–	694
Class 4	872	–	872	5,827		–	5,827

Total	$9,382	$–	$9,382	$67,772		$–	$67,772

American Funds Mortgage Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$ 90	$–	$ 90	$ 15		$–	$ 15
Class 1A	9	–	9	37		–	37
Class 2	225	–	225	995		–	995
Class 4	206	–	206	746		–	746

Total	$530	$–	$530	$1,793		$–	$1,793

Ultra-Short Bond Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$ 295	$–	$ 295	$ 348		$–	$ 348
Class 1A	1	–	1	–	†	–	–	†
Class 2	1,975	–	1,975	1,570		–	1,570
Class 3	28	–	28	26		–	26
Class 4	410	–	410	293		–	293

Total	$2,709	$–	$2,709	$2,237		$–	$2,237

U.S. Government Securities Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$1,407	$–	$1,407	$10,360		$–	$10,360
Class 1A	24	–	24	153		–	153
Class 2	5,775	–	5,775	42,631		–	42,631
Class 3	34	–	34	292		–	292
Class 4	952	–	952	7,040		–	7,040

Total	$8,192	$–	$8,192	$60,476		$–	$60,476

Managed Risk Growth Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class P1	$ 129	$ 2,315	$ 2,444	$ 162		$ 1,634	$ 1,796
Class P2	5,596	103,643	109,239	6,629		81,821	88,450

Total	$5,725	$105,958	$111,683	$6,791		$83,455	$90,246

American Funds Insurance Series	327

Managed Risk International Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 29	$ 127	$ 156	$ 69	$–	$ 69
Class P2	1,938	8,757	10,695	4,206	–	4,206

Total	$1,967	$8,884	$10,851	$4,275	$–	$4,275

Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 50	$ 364	$ 414	$ 127	$–	$ 127
Class P2	5,563	41,630	47,193	14,544	–	14,544

Total	$5,613	$41,994	$47,607	$14,671	$–	$14,671

Managed Risk Growth-Income Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$25,633	$230,056	$255,689	$43,232	$44,484	$87,716
Class P2	3,604	33,365	36,969	5,626	6,461	12,087

Total	$29,237	$263,421	$292,658	$48,858	$50,945	$99,803

Managed Risk Asset Allocation Fund
	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 124	$ 852	$ 976	$ 176	$ 254	$ 430
Class P2	35,159	247,531	282,690	51,616	86,918	138,534

Total	$35,283	$248,383	$283,666	$51,792	$87,172	$138,964

†Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers – CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2023, total investment advisory services fees waived by CRMC were $27,063,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

328 American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30, 2023, before waiver	For the six months ended June 30, 2023, after waiver
Fund	Beginning with	Ending with	Up to	In excess of

Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.365%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.597
Growth Fund	.500	.275	.6	44.0	.314	.314
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.234
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.365
Growth-Income Fund	.500	.217	.6	44.0	.256	.256
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.468
Capital Income Builder	.357	.330	15.0	15.0	.357	.217
Asset Allocation Fund	.500	.236	.6	34.0	.267	.267
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.436
The Bond Fund of America	.352	.320	15.0	15.0	.352	.162
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.264
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.175
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.175
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services – The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits

Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

American Funds Insurance Series	329

Insurance administrative services – The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services – The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services – The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 472
Class 1A	$ –	$ 19	2
Class 2	4,200	Not applicable	504
Class 4	782	782	94

Total class-specific expenses	$4,982	$801	$1,072

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$2,207
Class 1A	$ –	$ 278	33
Class 2	19,536	Not applicable	2,344
Class 3	184	Not applicable	31
Class 4	3,363	3,363	404

Total class-specific expenses	$23,083	$3,641	$5,019

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$144
Class 1A	$ –	$ 6	1
Class 2	2,269	Not applicable	272
Class 4	344	344	41

Total class-specific expenses	$2,613	$350	$458

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 493
Class 1A	$ –	$ 14	2
Class 2	4,112	Not applicable	493
Class 3	15	Not applicable	3
Class 4	486	486	58

Total class-specific expenses	$4,613	$500	$1,049

330 American Funds Insurance Series

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$254
Class 1A	$ –	$ 11	1
Class 2	980	Not applicable	118
Class 4	914	914	110

Total class-specific expenses	$1,894	$925	$483

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 84
Class 1A	$ –	$ 8	1
Class 2	1,250	Not applicable	150
Class 4	245	245	29

Total class-specific expenses	$1,495	$253	$264

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 2
Class 1A	$ –	$ 6	1
Class 2	205	Not applicable	25
Class 4	162	162	19

Total class-specific expenses	$367	$168	$47

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$2,249
Class 1A	$ –	$ 33	4
Class 2	5,232	Not applicable	628
Class 3	25	Not applicable	4
Class 4	6,759	6,759	811

Total class-specific expenses	$12,016	$6,792	$3,696

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 833
Class 1A	$ –	$ 68	8
Class 2	3,438	Not applicable	413
Class 4	1,406	1,406	169

Total class-specific expenses	$4,844	$1,474	$1,423

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$3,015
Class 1A	$ –	$ 37	5
Class 2	14,753	Not applicable	1,770
Class 3	116	Not applicable	19
Class 4	2,134	2,134	256

Total class-specific expenses	$17,003	$2,171	$5,065

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 89
Class 1A	$ –	$ 12	2
Class 2	17	Not applicable	2
Class 4	670	671	80

Total class-specific expenses	$687	$683	$173

American Funds Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$15
Class 1A	$ –	$ 3	–	*
Class 2	199	Not applicable	24
Class 4	144	144	17

Total class-specific expenses	$343	$147	$56

Refer to the end of the tables for footnote.

American Funds Insurance Series	331

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 984
Class 1A	$ –	$ 289	35
Class 2	3,576	Not applicable	429
Class 4	1,023	1,024	123

Total class-specific expenses	$4,599	$1,313	$1,571

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 33
Class 1A	$ –	$ 2	–	*
Class 2	650	Not applicable	78
Class 3	8	Not applicable	1
Class 4	103	103	13

Total class-specific expenses	$761	$105	$125

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$ 6
Class 1A	$ –	$ –	*	–	*
Class 2	364	Not applicable		44
Class 3	4	Not applicable		1
Class 4	93	93		11

Total class-specific expenses	$461	$93		$62

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 13
Class P2	$576	576

Total class-specific expenses	$576	$589

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 99
Class 1A	$ –	$ 2	–	*
Class 2	946	Not applicable	114
Class 4	66	66	8

Total class-specific expenses	$1,012	$68	$221

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 2
Class 1A	$ –	$ 2	–	*
Class 2	57	Not applicable	7
Class 4	53	53	6

Total class-specific expenses	$110	$55	$15

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 36
Class 1A	$ –	$ 5	1
Class 2	1,331	Not applicable	160
Class 3	6	Not applicable	1
Class 4	235	236	28

Total class-specific expenses	$1,572	$241	$226

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 2
Class P2	$155	155

Total class-specific expenses	$155	$157

Refer to the end of the tables for footnote.

332 American Funds Insurance Series

Managed Risk Washington

Mutual Investors Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 3
Class P2	$393	393

Total class-specific expenses	$393	$396

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 9
Class P2	$2,658	2,658

Total class-specific expenses	$2,658	$2,667

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$2,310
Class P2	$335	335

Total class-specific expenses	$335	$2,645

* Amount less than one thousand.

Miscellaneous fee reimbursements – CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2023, total fees and expenses reimbursed by CRMC were $5,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$11		$ 2		$13
Global Small Capitalization Fund	5		1		6
Growth Fund	48		11		59
International Fund	10		2		12
New World Fund	5		1		6
Washington Mutual Investors Fund	14		3		17
Capital World Growth and Income Fund	2		1		3
Growth-Income Fund	50		11		61
International Growth and Income Fund	–	*	–	*	–	*
Capital Income Builder	2		–	*	2
Asset Allocation Fund	37		8		45
American Funds Global Balanced Fund	1		–	*	1
The Bond Fund of America	16		3		19
Capital World Bond Fund	2		1		3
American High-Income Trust	1		–	*	1
American Funds Mortgage Fund	–	*	–	*	–	*
Ultra-Short Bond Fund	1		–	*	1
U.S. Government Securities Fund	2		–	*	2
Managed Risk Growth Fund	1		–	*	1
Managed Risk International Fund	–	*	–	*	–	*
Managed Risk Washington Mutual Investors Fund	1		–	*	1
Managed Risk Growth-Income Fund	3		1		4
Managed Risk Asset Allocation Fund	3		1		4

* Amount less than one thousand.

American Funds Insurance Series	333

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF – Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds – The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2023 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$ 59,214	$ 69,707	$ 16,429
Global Small Capitalization Fund	1,236	3,834	1,924
Growth Fund	109,322	222,952	10,281
International Fund	35,987	12,314	(2,957)
New World Fund	10,148	14,118	996
Washington Mutual Investors Fund	70,151	20,752	3,909
Capital World Growth and Income Fund	10,135	10,748	1,946
Growth-Income Fund	206,323	130,803	10,151
International Growth and Income Fund	1,357	1,370	(195)
Capital Income Builder	4,548	5,851	440
Asset Allocation Fund	20,013	159,237	11,432
American Funds Global Balanced Fund	2,492	167	(11)
American High-Income Trust	–	398	270

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2023.

334 American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 96,632	2,993	$ 247,153	7,894	$(385,288)	(11,987)	$ (41,503)	(1,100)
Class 1A	1,201	37	1,234	40	(1,190)	(37)	1,245	40
Class 2	17,643	550	268,142	8,691	(248,954)	(7,774)	36,831	1,467
Class 4	40,874	1,293	51,296	1,681	(39,097)	(1,238)	53,073	1,736

Total net increase (decrease)	$156,350	4,873	$ 567,825	18,306	$(674,529)	(21,036)	$ 49,646	2,143

Year ended December 31, 2022
Class 1	$434,070	13,042	$ 400,617	12,733	$(553,744)	(16,845)	$ 280,943	8,930
Class 1A	2,997	91	1,758	56	(2,085)	(65)	2,670	82
Class 2	92,048	2,700	419,636	13,511	(295,933)	(9,100)	215,751	7,111
Class 4	99,092	2,978	70,552	2,294	(71,372)	(2,195)	98,272	3,077

Total net increase (decrease)	$628,207	18,811	$ 892,563	28,594	$(923,134)	(28,205)	$ 597,636	19,200

Global Small Capitalization Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 55,686	3,217	$ 12,631	720	$ (86,940)	(4,988)	$ (18,623)	(1,051)
Class 1A	557	33	62	3	(347)	(20)	272	16
Class 2	13,649	832	24,574	1,488	(114,260)	(6,970)	(76,037)	(4,650)
Class 4	14,238	872	3,676	223	(17,278)	(1,061)	636	34

Total net increase (decrease)	$ 84,130	4,954	$ 40,943	2,434	$(218,825)	(13,039)	$ (93,752)	(5,651)

Year ended December 31, 2022
Class 1	$187,481	9,235	$ 331,498	19,030	$(570,697)	(21,774)	$ (51,718)	6,491
Class 1A	989	43	1,461	85	(276)	(15)	2,174	113
Class 2	111,019	5,043	663,046	40,307	(118,512)	(6,722)	655,553	38,628
Class 4	56,480	2,653	93,892	5,707	(34,387)	(1,715)	115,985	6,645

Total net increase (decrease)	$355,969	16,974	$1,089,897	65,129	$(723,872)	(30,226)	$ 721,994	51,877

Refer to the end of the tables for footnotes.

American Funds Insurance Series	335

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 640,341	7,625	$ 889,233	10,369	$(1,494,253)	(17,626)	$ 35,321	368
Class 1A	23,807	297	13,614	160	(14,810)	(174)	22,611	283
Class 2	169,552	2,039	950,077	11,225	(1,029,138)	(12,239)	90,491	1,025
Class 3	1,829	22	12,182	140	(10,963)	(128)	3,048	34
Class 4	225,195	2,740	171,186	2,076	(168,037)	(2,052)	228,344	2,764

Total net increase (decrease)	$1,060,724	12,723	$2,036,292	23,970	$(2,717,201)	(32,219)	$ 379,815	4,474

Year ended December 31, 2022
Class 1	$2,593,666	29,149	$2,228,505	26,120	$(3,051,097)	(31,275)	$1,771,074	23,994
Class 1A	133,124	1,387	27,088	320	(15,271)	(181)	144,941	1,526
Class 2	520,092	5,686	2,464,507	29,214	(1,621,163)	(17,346)	1,363,436	17,554
Class 3	1,224	14	32,371	376	(28,004)	(296)	5,591	94
Class 4	409,323	4,647	383,909	4,657	(227,877)	(2,558)	565,355	6,746

Total net increase (decrease)	$3,657,429	40,883	$5,136,380	60,687	$(4,943,412)	(51,656)	$3,850,397	49,914

International Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 53,315	3,214	$ 8,093	476	$ (250,144)	(15,093)	$ (188,736)	(11,403)
Class 1A	715	43	24	1	(812)	(49)	(73)	(5)
Class 2	57,160	3,458	6,827	404	(255,506)	(15,498)	(191,519)	(11,636)
Class 3	132	8	36	2	(828)	(49)	(660)	(39)
Class 4	17,604	1,075	675	41	(30,927)	(1,916)	(12,648)	(800)

Total net increase (decrease)	$ 128,926	7,798	$ 15,655	924	$ (538,217)	(32,605)	$ (393,636)	(23,883)

Year ended December 31, 2022
Class 1	$ 280,536	15,960	$ 543,821	32,473	$(1,015,741)	(51,244)	$ (191,384)	(2,811)
Class 1A	2,247	127	1,679	101	(1,009)	(63)	2,917	165
Class 2	189,379	10,637	536,766	32,189	(347,301)	(20,471)	378,844	22,355
Class 3	87	5	2,627	156	(1,366)	(79)	1,348	82
Class 4	65,571	3,703	61,594	3,751	(53,681)	(3,200)	73,484	4,254

Total net increase (decrease)	$ 537,820	30,432	$1,146,487	68,670	$(1,419,098)	(75,057)	$ 265,209	24,045

Refer to the end of the tables for footnotes.

336 American Funds Insurance Series

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 54,072	2,278	$ 4,849	199	$ (82,408)	(3,464)	$ (23,487)	(987)
Class 1A	389	17	23	1	(457)	(20)	(45)	(2)
Class 2	27,121	1,154	1,930	81	(69,244)	(2,952)	(40,193)	(1,717)
Class 4	33,498	1,432	1,536	65	(50,687)	(2,176)	(15,653)	(679)

Total net increase (decrease)	$115,080	4,881	$ 8,338	346	$(202,796)	(8,612)	$ (79,378)	(3,385)

Year ended December 31, 2022
Class 1	$ 91,026	3,688	$189,325	7,939	$(434,293)	(16,140)	$(153,942)	(4,513)
Class 1A	1,549	60	1,040	44	(1,769)	(76)	820	28
Class 2	72,626	2,937	88,236	3,744	(163,288)	(6,534)	(2,426)	147
Class 4	133,209	5,310	78,780	3,371	(133,462)	(5,583)	78,527	3,098

Total net increase (decrease)	$298,410	11,995	$357,381	15,098	$(732,812)	(28,333)	$ (77,021)	(1,240)

Washington Mutual Investors Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$238,374	18,555	$ 79,590	6,080	$(314,096)	(24,276)	$ 3,868	359
Class 1A	8,432	658	267	21	(52,724)	(4,114)	(44,025)	(3,435)
Class 2	18,803	1,487	38,667	3,011	(146,618)	(11,517)	(89,148)	(7,019)
Class 4	74,214	5,918	15,926	1,254	(53,319)	(4,231)	36,821	2,941

Total net increase (decrease)	$339,823	26,618	$ 134,450	10,366	$(566,757)	(44,138)	$ (92,484)	(7,154)

Year ended December 31, 2022
Class 1	$311,628	22,333	$1,412,614	106,476	$(1,024,832)	(69,053)	$ 699,410	59,756
Class 1A	33,907	2,321	14,025	1,066	(125,110)	(7,699)	(77,178)	(4,312)
Class 2	48,719	3,523	725,386	55,707	(414,058)	(28,659)	360,047	30,571
Class 4	238,615	16,711	258,174	20,025	(148,002)	(10,093)	348,787	26,643

Total net increase (decrease)	$632,869	44,888	$2,410,199	183,274	$(1,712,002)	(115,504)	$1,331,066	112,658

Capital World Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 41,750	3,424	$ 2,227	175	$ (82,180)	(6,630)	$ (38,203)	(3,031)
Class 1A	499	41	24	2	(402)	(34)	121	9
Class 2	5,644	454	3,708	293	(75,100)	(6,070)	(65,748)	(5,323)
Class 4	9,450	782	692	56	(11,920)	(990)	(1,778)	(152)

Total net increase (decrease)	$ 57,343	4,701	$ 6,651	526	$(169,602)	(13,724)	$(105,608)	(8,497)

Year ended December 31, 2022
Class 1	$286,528	22,239	$137,343	10,946	$(434,782)	(30,278)	$ (10,911)	2,907
Class 1A	1,618	116	1,525	122	(1,079)	(91)	2,064	147
Class 2	15,274	1,157	262,887	21,001	(144,703)	(10,617)	133,458	11,541
Class 4	25,643	1,909	48,121	3,940	(22,999)	(1,756)	50,765	4,093

Total net increase (decrease)	$329,063	25,421	$449,876	36,009	$(603,563)	(42,742)	$ 175,376	18,688

Refer to the end of the tables for footnotes.

American Funds Insurance Series	337

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 303,715	5,812	$1,149,776	21,813	$(1,482,513)	(28,000)	$ (29,022)	(375)
Class 1A	2,065	40	1,749	33	(2,307)	(44)	1,507	29
Class 2	59,438	1,139	681,597	13,148	(724,007)	(13,879)	17,028	408
Class 3	218	4	7,285	138	(6,775)	(126)	728	16
Class 4	73,862	1,436	101,529	1,992	(85,924)	(1,675)	89,467	1,753

Total net increase (decrease)	$ 439,298	8,431	$1,941,936	37,124	$(2,301,526)	(43,724)	$ 79,708	1,831

Year ended December 31, 2022
Class 1	$2,026,623	38,323	$2,348,918	43,972	$(3,853,406)	(68,861)	$522,135	13,434
Class 1A	4,813	89	3,248	61	(3,333)	(64)	4,728	86
Class 2	119,436	2,219	1,399,821	26,589	(1,455,432)	(26,710)	63,825	2,098
Class 3	766	15	15,025	280	(15,511)	(279)	280	16
Class 4	180,173	3,342	186,543	3,596	(153,528)	(2,879)	213,188	4,059

Total net increase (decrease)	$2,331,811	43,988	$3,953,555	74,498	$(5,481,210)	(98,793)	$804,156	19,693

International Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 2,523	260	$ 66	7	$ (1,177)	(122)	$ 1,412	145
Class 1A	618	66	22	2	(328)	(35)	312	33
Class 2	2,110	226	637	68	(15,490)	(1,665)	(12,743)	(1,371)
Class 4	11,937	1,310	485	53	(9,522)	(1,043)	2,900	320

Total net increase (decrease)	$17,188	1,862	$ 1,210	130	$(26,517)	(2,865)	$ (8,119)	(873)

Year ended December 31, 2022
Class 1	$ 2,793	220	$ 6,501	686	$(16,761)	(946)	$ (7,467)	(40)
Class 1A	1,041	92	2,255	244	(921)	(61)	2,375	275
Class 2	7,743	664	86,227	9,344	(24,550)	(2,262)	69,420	7,746
Class 4	23,335	2,027	59,065	6,499	(13,968)	(1,295)	68,432	7,231

Total net increase (decrease)	$34,912	3,003	$154,048	16,773	$(56,200)	(4,564)	$132,760	15,212

Refer to the end of the tables for footnotes.

338 American Funds Insurance Series

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 38,172	3,425	$ 7,491	684	$ (31,592)	(2,818)	$ 14,071	1,291
Class 1A	321	28	110	10	(422)	(38)	9	–†
Class 2	915	82	153	14	(340)	(30)	728	66
Class 4	27,757	2,498	5,419	496	(23,944)	(2,151)	9,232	843

Total net increase (decrease)	$ 67,165	6,033	$13,173	1,204	$ (56,298)	(5,037)	$ 24,040	2,200

Year ended December 31, 2022
Class 1	$177,351	15,800	$17,636	1,573	$(114,944)	(10,289)	$ 80,043	7,084
Class 1A	2,218	196	270	24	(1,259)	(111)	1,229	109
Class 2	2,390	211	355	32	(1,006)	(88)	1,739	155
Class 4	94,517	8,303	13,728	1,228	(81,854)	(7,293)	26,391	2,238

Total net increase (decrease)	$276,476	24,510	$31,989	2,857	$(199,063)	(17,781)	$109,402	9,586

Asset Allocation Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 227,612	10,078	$ 655,057	29,467	$(1,035,658)	(45,610)	$ (152,989)	(6,065)
Class 1A	1,600	71	1,165	53	(2,214)	(99)	551	25
Class 2	24,782	1,103	183,067	8,355	(272,229)	(12,182)	(64,380)	(2,724)
Class 3	321	14	1,234	56	(1,342)	(59)	213	11
Class 4	108,803	4,911	239,208	11,008	(243,293)	(10,992)	104,718	4,927

Total net increase (decrease)	$ 363,118	16,177	$1,079,731	48,939	$(1,554,736)	(68,942)	$ (111,887)	(3,826)

Year ended December 31, 2022
Class 1	$1,365,105	57,634	$2,001,507	85,450	$(2,607,782)	(108,817)	$ 758,830	34,267
Class 1A	8,603	375	2,806	121	(2,839)	(126)	8,570	370
Class 2	58,248	2,413	565,030	24,435	(581,503)	(24,252)	41,775	2,596
Class 3	126	5	3,759	160	(3,377)	(141)	508	24
Class 4	332,209	13,862	680,622	29,650	(423,984)	(17,975)	588,847	25,537

Total net increase (decrease)	$1,764,291	74,289	$3,253,724	139,816	$(3,619,485)	(151,311)	$1,398,530	62,794

Refer to the end of the tables for footnotes.

American Funds Insurance Series	339

American Funds Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 4,458	349	$12,105	1,044	$(10,481)	(816)	$ 6,082	577
Class 1A	47	4	328	29	(152)	(12)	223	21
Class 2	2,415	188	20,012	1,734	(11,019)	(858)	11,408	1,064
Class 4	6,882	552	15,033	1,324	(5,152)	(407)	16,763	1,469

Total net increase (decrease)	$13,802	1,093	$47,478	4,131	$(26,804)	(2,093)	$ 34,476	3,131

Year ended December 31, 2022
Class 1	$37,857	3,046	$ 570	44	$(45,473)	(3,593)	$ (7,046)	(503)
Class 1A	160	12	15	1	(857)	(63)	(682)	(50)
Class 2	3,979	308	974	74	(24,238)	(1,876)	(19,285)	(1,494)
Class 4	9,992	779	674	52	(14,316)	(1,139)	(3,650)	(308)

Total net increase (decrease)	$51,988	4,145	$ 2,233	171	$(84,884)	(6,671)	$(30,663)	(2,355)

The Bond Fund of America
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 529,426	54,980	$ 38,632	4,050	$ (394,933)	(41,114)	$ 173,125	17,916
Class 1A	29,516	3,115	1,245	131	(17,169)	(1,785)	13,592	1,461
Class 2	75,989	8,034	15,821	1,683	(112,948)	(11,909)	(21,138)	(2,192)
Class 4	91,228	9,678	4,406	471	(35,074)	(3,726)	60,560	6,423

Total net increase (decrease)	$ 726,159	75,807	$ 60,104	6,335	$ (560,124)	(58,534)	$ 226,139	23,608

Year ended December 31, 2022
Class 1	$1,045,629	102,870	$293,730	29,996	$(2,254,686)	(218,872)	$(915,327)	(86,006)
Class 1A	222,556	22,066	9,170	944	(5,163)	(515)	226,563	22,495
Class 2	49,800	5,005	126,095	13,059	(487,579)	(48,690)	(311,684)	(30,626)
Class 4	123,107	12,517	31,861	3,314	(113,670)	(11,505)	41,298	4,326

Total net increase (decrease)	$1,441,092	142,458	$460,856	47,313	$(2,861,098)	(279,582)	$(959,150)	(89,811)

Capital World Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 21,887	2,243	$ –	–	$ (42,698)	(4,375)	$ (20,811)	(2,132)
Class 1A	46	5	–	–	(120)	(12)	(74)	(7)
Class 2	17,148	1,782	–	–	(42,047)	(4,346)	(24,899)	(2,564)
Class 4	3,613	380	–	–	(3,364)	(353)	249	27

Total net increase (decrease)	$ 42,694	4,410	$ –	–	$ (88,229)	(9,086)	$ (45,535)	(4,676)

Year ended December 31, 2022
Class 1	$ 63,069	6,354	$13,903	1,398	$(234,228)	(22,105)	$(157,256)	(14,353)
Class 1A	470	46	24	2	(371)	(38)	123	10
Class 2	32,696	3,225	15,838	1,606	(121,387)	(11,954)	(72,853)	(7,123)
Class 4	7,078	688	1,065	109	(8,255)	(838)	(112)	(41)

Total net increase (decrease)	$103,313	10,313	$30,830	3,115	$(364,241)	(34,935)	$(230,098)	(21,507)

Refer to the end of the tables for footnotes.

340 American Funds Insurance Series

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 2,299	261	$ 2,464	282	$ (18,758)	(2,142)	$(13,995)	(1,599)
Class 1A	926	107	23	3	(66)	(7)	883	103
Class 2	6,915	807	5,913	692	(27,945)	(3,268)	(15,117)	(1,769)
Class 3	96	11	91	11	(787)	(90)	(600)	(68)
Class 4	24,881	2,614	872	92	(13,467)	(1,424)	12,286	1,282

Total net increase (decrease)	$ 35,117	3,800	$ 9,363	1,080	$ (61,023)	(6,931)	$(16,543)	(2,051)

Year ended December 31, 2022
Class 1	$ 29,406	3,042	$17,917	2,062	$ (58,971)	(6,116)	$(11,648)	(1,012)
Class 1A	362	39	100	11	(426)	(45)	36	5
Class 2	7,171	758	42,707	5,019	(98,679)	(10,782)	(48,801)	(5,005)
Class 3	432	46	695	79	(1,385)	(149)	(258)	(24)
Class 4	65,309	6,490	5,827	619	(70,275)	(6,997)	861	112

Total net increase (decrease)	$102,680	10,375	$67,246	7,790	$(229,736)	(24,089)	$(59,810)	(5,924)

American Funds Mortgage Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$15,308	1,619	$ 90	9	$ (123)	(12)	$ 15,275	1,616
Class 1A	219	23	9	1	(215)	(23)	13	1
Class 2	763	80	225	24	(3,422)	(358)	(2,434)	(254)
Class 4	5,300	560	206	22	(3,043)	(324)	2,463	258

Total net increase (decrease)	$21,590	2,282	$ 530	56	$ (6,803)	(717)	$ 15,317	1,621

Year ended December 31, 2022
Class 1	$ 784	78	$ 15	2	$(229,165)	(21,726)	$(228,366)	(21,646)
Class 1A	662	67	37	4	(1,033)	(103)	(334)	(32)
Class 2	3,214	326	995	103	(9,402)	(951)	(5,193)	(522)
Class 4	10,671	1,091	746	78	(9,016)	(920)	2,401	249

Total net increase (decrease)	$15,331	1,562	$1,793	187	$(248,616)	(23,700)	$(231,492)	(21,951)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	341

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 5,130	449	$ 295		26		$ (16,537)	(1,447)	$(11,112)	(972)
Class 1A	104	9	1		–	†	–	–	105	9
Class 2	27,472	2,474	1,976		178		(44,084)	(3,970)	(14,636)	(1,318)
Class 3	193	17	28		3		(345)	(31)	(124)	(11)
Class 4	11,456	1,025	410		37		(31,600)	(2,827)	(19,734)	(1,765)

Total net increase (decrease)	$ 44,355	3,974	$2,710		244		$ (92,566)	(8,275)	$(45,501)	(4,057)

Year ended December 31, 2022
Class 1	$ 33,573	2,975	$ 348		31		$ (20,904)	(1,853)	$ 13,017	1,153
Class 1A	–	–	–	†	–	†	–	–	– †	–†
Class 2	117,586	10,755	1,569		143		(68,709)	(6,275)	50,446	4,623
Class 3	735	67	26		2		(1,082)	(97)	(321)	(28)
Class 4	84,873	7,721	293		27		(51,358)	(4,671)	33,808	3,077

Total net increase (decrease)	$236,767	21,518	$2,236		203		$(142,053)	(12,896)	$ 96,950	8,825

U.S. Government Securities Fund
	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 29,503	2,907	$ 1,371		136		$ (23,679)	(2,329)	$ 7,195	714
Class 1A	827	82	24		3		(342)	(34)	509	51
Class 2	49,939	4,976	5,775		581		(52,782)	(5,247)	2,932	310
Class 3	48	5	34		3		(449)	(44)	(367)	(36)
Class 4	34,574	3,442	952		96		(38,543)	(3,848)	(3,017)	(310)

Total net increase (decrease)	$114,891	11,412	$8,156		819		$(115,795)	(11,502)	$ 7,252	729

Year ended December 31, 2022
Class 1	$ 69,422	6,446	$10,134		987		$(316,401)	(27,982)	$(236,845)	(20,549)
Class 1A	2,902	273	153		15		(3,237)	(300)	(182)	(12)
Class 2	43,941	4,115	42,631		4,200		(233,844)	(21,667)	(147,272)	(13,352)
Class 3	308	28	292		28		(2,508)	(236)	(1,908)	(180)
Class 4	67,334	6,331	7,040		695		(90,440)	(8,406)	(16,066)	(1,380)

Total net increase (decrease)	$183,907	17,193	$60,250		5,925		$(646,430)	(58,591)	$(402,273)	(35,473)

Managed Risk Growth Fund
	Sales		Reinvestments of distributions				Repurchases		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class P1	$ 807	67	$ 2,444		252		$ (516)	(46)	$ 2,735	273
Class P2	9,623	843	109,238		11,379		(28,214)	(2,465)	90,647	9,757

Total net increase (decrease)	$10,430	910	$111,682		11,631		$(28,730)	(2,511)	$93,382	10,030

Year ended December 31, 2022
Class P1	$ 1,679	122	$ 1,796		147		$ (2,034)	(134)	$ 1,441	135
Class P2	37,760	2,684	88,450		7,291		(30,630)	(2,253)	95,580	7,722

Total net increase (decrease)	$39,439	2,806	$ 90,246		7,438		$(32,664)	(2,387)	$97,021	7,857

Refer to the end of the tables for footnotes.

342 American Funds Insurance Series

Managed Risk International Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class P1	$ 80	9	$ 156	19	$ (177)	(21)	$ 59	7
Class P2	1,497	172	10,696	1,309	(8,488)	(961)	3,705	520

Total net increase (decrease)	$1,577	181	$10,852	1,328	$ (8,665)	(982)	$ 3,764	527

Year ended December 31, 2022
Class P1	$ 578	62	$69	8	$ (323)	(37)	$ 324	33
Class P2	5,403	564	4,206	470	(15,947)	(1,788)	(6,338)	(754)

Total net increase (decrease)	$5,981	626	$ 4,275	478	$(16,270)	(1,825)	$(6,014)	(721)

Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class P1	$ 127	11	$ 413	43	$ (227)	(21)	$ 313	33
Class P2	6,905	627	47,193	4,890	(17,452)	(1,610)	36,646	3,907

Total net increase (decrease)	$ 7,032	638	$47,606	4,933	$(17,679)	(1,631)	$36,959	3,940

Year ended December 31, 2022
Class P1	$ 1,026	86	$ 127	11	$ (498)	(43)	$ 655	54
Class P2	22,662	1,947	14,544	1,281	(39,363)	(3,307)	(2,157)	(79)

Total net increase (decrease)	$23,688	2,033	$14,671	1,292	$(39,861)	(3,350)	$(1,502)	(25)

Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class P1	$23,670	1,854	$255,689	22,312	$(115,121)	(9,229)	$164,238	14,937
Class P2	5,027	410	36,970	3,249	(18,826)	(1,512)	23,171	2,147

Total net increase (decrease)	$28,697	2,264	$292,659	25,561	$(133,947)	(10,741)	$187,409	17,084

Year ended December 31, 2022
Class P1	$49,558	3,678	$ 87,716	6,731	$(157,932)	(11,880)	$(20,658)	(1,471)
Class P2	13,539	1,010	12,087	932	(28,848)	(2,135)	(3,222)	(193)

Total net increase (decrease)	$63,097	4,688	$ 99,803	7,663	$(186,780)	(14,015)	$(23,880)	(1,664)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	343

Managed Risk Asset Allocation Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class P1	$ 492	39	$ 976	88	$ (378)	(30)	$ 1,090	97
Class P2	10,095	841	282,690	26,346	(143,290)	(11,983)	149,495	15,204

Total net increase (decrease)	$10,587	880	$283,666	26,434	$(143,668)	(12,013)	$ 150,585	15,301

Year ended December 31, 2022
Class P1	$ 1,649	120	$ 430	34	$ (675)	(52)	$ 1,404	102
Class P2	38,665	2,998	138,534	11,152	(283,108)	(22,026)	(105,909)	(7,876)

Total net increase (decrease)	$40,314	3,118	$138,964	11,186	$(283,783)	(22,078)	$(104,505)	(7,774)

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2023 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$722,619	$438,285	$4,333,756	$731,620	$564,624	$1,531,370
Sales of investment securities*	1,185,956	582,830	5,500,399	1,062,963	619,447	1,652,382
Non-U.S. taxes paid on dividend income	3,373	2,199	3,702	4,684	3,305	1,070
Non-U.S. taxes paid on interest income	–	–	–	–	34	–
Non-U.S. taxes paid on realized gains	1,984	2,235	–	5,287	2,304	–
Non-U.S. taxes provided on unrealized appreciation	2,794	13,200	–	22,720	11,621	–

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
Purchases of investment securities*	$266,383	$4,670,716	$52,251	$688,750	$12,982,753	$134,672
Sales of investment securities*	356,948	5,580,371	65,917	636,393	14,023,991	124,310
Non-U.S. taxes paid on dividend income	1,423	4,754	468	1,229	3,870	293
Non-U.S. taxes paid on interest income	–	–	–	–	–	7
Non-U.S. taxes paid on realized gains	373	–	46	23	–	17
Non-U.S. taxes provided on unrealized appreciation	598	–	38	594	2,361	239

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$21,747,609	$1,239,598	$158,092	$526,173	$–	$4,650,472
Sales of investment securities*	21,122,958	1,112,382	166,108	502,920	–	4,609,267
Non-U.S. taxes paid on interest income	2	69	–	–	–	–
Non-U.S. taxes paid (refunded) on realized gains	17	(5)	–	–	–	–
Non-U.S. taxes provided on unrealized appreciation	–	116	–	–	–	–
Refer to the end of the tables for footnote.

344 American Funds Insurance Series

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$128,135	$14,775	$35,997	$292,865	$178,742
Sales of investment securities*	142,623	27,578	53,100	368,547	272,742

*Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2023, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 17% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 24% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

American Funds Insurance Series	345

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Global Growth Fund

Class 1:
6/30/2023[4,5]	$30.18	$.23	$4.34	$4.57	$(.09)	$(2.55)	$(2.64)	$32.11	15.37%[6]	$3,267	.52%[7]		.41%[7]		1.45%[7]
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31)	(3.97)	(4.28)	30.18	(24.54)	3,104	.53		.46		1.01
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55		.54		.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942	.55		.55		.98

Class 1A:
6/30/2023[4,5]	30.04	.20	4.31	4.51	(.08)	(2.55)	(2.63)	31.92	15.22 [6]	17	.77	[7]	.66	[7]	1.22	[7]
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22)	(3.97)	(4.19)	30.04	(24.73)	14	.78		.71		.78
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80		.79		.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5	.80		.80		.77

Class 2:
6/30/2023[4,5]	29.79	.19	4.29	4.48	(.08)	(2.55)	(2.63)	31.64	15.25 [6]	3,480	.77	[7]	.66	[7]	1.21	[7]
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22)	(3.97)	(4.19)	29.79	(24.74)	3,234	.78		.71		.76
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80		.80		.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306	.80		.80		.73

Class 4:
6/30/2023[4,5]	29.51	.15	4.24	4.39	(.07)	(2.55)	(2.62)	31.28	15.09 [6]	673	1.02	[7]	.91	[7]	.97	[7]
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14)	(3.97)	(4.11)	29.51	(24.92)	584	1.03		.96		.52
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05		1.04		.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05		1.05		.47

Refer to the end of the tables for footnotes. 346 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

Global Small Capitalization Fund

Class 1:
6/30/2023[4,5]	$16.22	$.07	$1.80	$1.87	$(.02)	$(.21)	$(.23)	$17.86	11.56%[6]	$989		.70%[7]		.65%[7]		.82%[7]
12/31/2022	34.17	.05	(9.50)	(9.45)	–	(8.50)	(8.50)	16.22	(29.37)	916		.72		.69		.24
12/31/2021	32.64	(.02)	2.32	2.30	–	(.77)	(.77)	34.17	6.98	1,707		.74		.74		(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391		.75		.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.73		.42

Class 1A:
6/30/2023[4,5]	16.00	.05	1.77	1.82	(.01)	(.21)	(.22)	17.60	11.43 [6]	5		.94	[7]	.89	[7]	.58 [7]
12/31/2022	33.93	– [8]	(9.43)	(9.43)	–	(8.50)	(8.50)	16.00	(29.54)	4		.97		.94		– [9]
12/31/2021	32.49	(.07)	2.28	2.21	–	(.77)	(.77)	33.93	6.73	5		.99		.99		(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1		.99		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	–	[10]	.98		.98		.21

Class 2:
6/30/2023[4,5]	15.30	.05	1.69	1.74	(.01)	(.21)	(.22)	16.82	11.42 [6]	1,859		.95	[7]	.90	[7]	.56 [7]
12/31/2022	32.94	– [8]	(9.14)	(9.14)	–	(8.50)	(8.50)	15.30	(29.55)	1,762		.97		.94		– [9]
12/31/2021	31.56	(.10)	2.25	2.15	–	(.77)	(.77)	32.94	6.74	2,521		.99		.99		(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653		1.00		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.98		.17

Class 4:
6/30/2023[4,5]	15.28	.03	1.68	1.71	– [8]	(.21)	(.21)	16.78	11.20 [6]	287		1.20	[7]	1.15	[7]	.32 [7]
12/31/2022	32.96	(.05)	(9.13)	(9.18)	–	(8.50)	(8.50)	15.28	(29.69)	261		1.22		1.19		(.25)
12/31/2021	31.67	(.18)	2.24	2.06	–	(.77)	(.77)	32.96	6.43	344		1.24		1.24		(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268		1.25		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	– [8]	(1.58)	(1.58)	26.16	31.24	206		1.25		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		1.24		(.08)

Refer to the end of the tables for footnotes. American Funds Insurance Series 347

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2023[4,5]	$76.29	$.28	$18.55	$18.83	$(.17)	$(5.04)	$(5.21)	$89.91	25.02%[6]	$16,132	.35%[7]		.67%[7]
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53)	(14.31)	(14.84)	76.29	(29.75)	13,660	.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81

Class 1A:
6/30/2023[4,5]	75.61	.18	18.36	18.54	(.14)	(5.04)	(5.18)	88.97	24.86 [6]	246	.60	[7]	.43	[7]
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38)	(14.31)	(14.69)	75.61	(29.93)	187	.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60

Class 2:
6/30/2023[4,5]	75.41	.18	18.31	18.49	(.14)	(5.04)	(5.18)	88.72	24.87 [6]	17,095	.60	[7]	.43	[7]
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29)	(14.31)	(14.60)	75.41	(29.94)	14,452	.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55

Class 3:
6/30/2023[4,5]	77.09	.21	18.74	18.95	(.15)	(5.04)	(5.19)	90.85	24.91 [6]	224	.53	[7]	.50	[7]
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35)	(14.31)	(14.66)	77.09	(29.89)	188	.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62

Class 4:
6/30/2023[4,5]	73.64	.07	17.88	17.95	(.11)	(5.04)	(5.15)	86.44	24.72 [6]	3,067	.85	[7]	.18	[7]
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09)	(14.31)	(14.40)	73.64	(30.11)	2,409	.85		.14
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31

Refer to the end of the tables for footnotes. 348 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

International Fund

Class 1:
6/30/2023[4,5]	$15.31	$.13	$1.78	$1.91	$(.04)	$–	$(.04)	$17.18	12.49%[6]	$3,347	.53%[7]		1.60%[7]
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34)	(2.60)	(2.94)	15.31	(20.57)	3,157	.54		1.95
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	–	(.65)	22.70	(1.23)	4,747	.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	–	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62

Class 1A:
6/30/2023[4,5]	15.23	.11	1.77	1.88	(.04)	–	(.04)	17.07	12.38 [6]	11	.78	[7]	1.36	[7]
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30)	(2.60)	(2.90)	15.23	(20.80)	10	.79		1.73
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	–	(.60)	22.61	(1.47)	12	.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	–	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32

Class 2:
6/30/2023[4,5]	15.23	.11	1.77	1.88	(.03)	–	(.03)	17.08	12.38 [6]	3,349	.78	[7]	1.35	[7]
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30)	(2.60)	(2.90)	15.23	(20.79)	3,164	.79		1.71
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	–	(.59)	22.60	(1.49)	4,190	.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	–	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40

Class 3:
6/30/2023[4,5]	15.35	.12	1.79	1.91	(.04)	–	(.04)	17.22	12.42 [6]	17	.71	[7]	1.42	[7]
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31)	(2.60)	(2.91)	15.35	(20.76)	16	.72		1.78
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	–	(.60)	22.76	(1.39)	21	.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	–	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48

Class 4:
6/30/2023[4,5]	14.99	.09	1.74	1.83	(.03)	–	(.03)	16.79	12.27 [6]	404	1.03	[7]	1.10	[7]
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26)	(2.60)	(2.86)	14.99	(21.02)	373	1.04		1.47
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	–	(.54)	22.31	(1.71)	459	1.05		1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	–	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13

Refer to the end of the tables for footnotes. American Funds Insurance Series 349

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

New World Fund

Class 1:
6/30/2023[4,5]	$22.30	$.24	$2.43	$2.67	$(.07)	$–	$(.07)	$24.90	11.97%[6]	$1,774	.64%[7]		.57%[7]		2.01%[7]
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39)	(2.34)	(2.73)	22.30	(21.86)	1,610	.68		.57		1.48
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74		.56		.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11

Class 1A:
6/30/2023[4,5]	22.19	.21	2.42	2.63	(.06)	–	(.06)	24.76	11.85 [6]	10	.89	[7]	.82	[7]	1.76	[7]
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32)	(2.34)	(2.66)	22.19	(22.09)	9	.93		.82		1.24
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99		.81		.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91

Class 2:
6/30/2023[4,5]	22.02	.20	2.41	2.61	(.06)	–	(.06)	24.57	11.85 [6]	810	.89	[7]	.82	[7]	1.75	[7]
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32)	(2.34)	(2.66)	22.02	(22.10)	764	.93		.82		1.24
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99		.81		.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85

Class 4:
6/30/2023[4,5]	21.84	.17	2.39	2.56	(.05)	–	(.05)	24.35	11.72 [6]	765	1.14	[7]	1.07	[7]	1.51	[7]
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27)	(2.34)	(2.61)	21.84	(22.25)	701	1.18		1.07		.99
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24		1.06		.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61

Refer to the end of the tables for footnotes. 350 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Washington Mutual Investors Fund

Class 1:
6/30/2023[4,5]	$12.69	$.14	$.85	$.99	$(.06)	$(.12)	$(.18)	$13.50	7.89%[6]	$5,860	.41%[7]		.27%[7]		2.15%[7]
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30)	(3.72)	(4.02)	12.69	(8.28)	5,507	.41		.26		2.13
12/31/2021	14.35	.29	3.73	4.02	(.28)	–	(.28)	18.09	28.12	6,766	.42		.31		1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810	.41		.41		2.13

Class 1A:
6/30/2023[4,5]	12.61	.11	.86	.97	(.05)	(.12)	(.17)	13.41	7.71 [6]	22	.66	[7]	.52	[7]	1.77	[7]
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23)	(3.72)	(3.95)	12.61	(8.45)	64	.66		.51		1.76
12/31/2021	14.28	.27	3.67	3.94	(.26)	–	(.26)	17.96	27.70	169	.67		.53		1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3	.66		.66		1.84

Class 2:
6/30/2023[4,5]	12.46	.12	.83	.95	(.06)	(.12)	(.18)	13.23	7.67 [6]	2,854	.66	[7]	.52	[7]	1.89	[7]
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26)	(3.72)	(3.98)	12.46	(8.45)	2,775	.66		.51		1.88
12/31/2021	14.15	.25	3.67	3.92	(.24)	–	(.24)	17.83	27.78	3,426	.67		.56		1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850	.66		.66		1.88

Class 4:
6/30/2023[4,5]	12.34	.10	.82	.92	(.05)	(.12)	(.17)	13.09	7.54 [6]	1,203	.91	[7]	.77	[7]	1.65	[7]
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24)	(3.72)	(3.96)	12.34	(8.69)	1,098	.91		.77		1.64
12/31/2021	14.06	.21	3.65	3.86	(.21)	–	(.21)	17.71	27.51	1,104	.92		.81		1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368	.91		.91		1.62

Refer to the end of the tables for footnotes. American Funds Insurance Series 351

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Growth and Income Fund

Class 1:
6/30/2023[4,5]	$11.67	$.15	$1.31	$1.46	$(.05)	$–	$(.05)	$13.08	12.54%[6]	$575	.52%[7]		.41%[7]		2.38%[7]
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34)	(3.45)	(3.79)	11.67	(17.13)	548	.57		.41		2.36
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812	.63		.47		2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657	.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625	.65		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492	.63		.63		1.94

Class 1A:
6/30/2023[4,5]	11.61	.13	1.31	1.44	(.05)	–	(.05)	13.00	12.39 [6]	6	.77	[7]	.66	[7]	2.15	[7]
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31)	(3.45)	(3.76)	11.61	(17.29)	6	.82		.66		2.13
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7	.88		.70		2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2	.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2	.90		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1	.88		.88		1.74

Class 2:
6/30/2023[4,5]	11.64	.13	1.32	1.45	(.05)	–	(.05)	13.04	12.44 [6]	1,032	.77	[7]	.66	[7]	2.13	[7]
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31)	(3.45)	(3.76)	11.64	(17.33)	983	.82		.66		2.11
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340	.88		.73		1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349	.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366	.90		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228	.88		.88		1.70

Class 4:
6/30/2023[4,5]	11.35	.11	1.28	1.39	(.04)	–	(.04)	12.70	12.28 [6]	209	1.02	[7]	.91	[7]	1.89	[7]
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28)	(3.45)	(3.73)	11.35	(17.57)	188	1.07		.91		1.86
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13		.97		1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13		1.13		1.43

Refer to the end of the tables for footnotes. 352 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Growth-Income Fund

Class 1:
6/30/2023[4,5]	$50.21	$.44	$6.91	$7.35	$(.20)	$(2.89)	$(3.09)	$54.47	14.84%[6]	$21,340	.29%[7]		1.66%[7]
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83)	(5.66)	(6.49)	50.21	(16.28)	19,692	.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65

Class 1A:
6/30/2023[4,5]	49.93	.37	6.86	7.23	(.18)	(2.89)	(3.07)	54.09	14.68 [6]	32	.54	[7]	1.42	[7]
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70)	(5.66)	(6.36)	49.93	(16.48)	28	.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43

Class 2:
6/30/2023[4,5]	49.46	.37	6.79	7.16	(.17)	(2.89)	(3.06)	53.56	14.70 [6]	12,482	.54	[7]	1.41	[7]
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69)	(5.66)	(6.35)	49.46	(16.50)	11,508	.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40

Class 3:
6/30/2023[4,5]	50.33	.39	6.92	7.31	(.18)	(2.89)	(3.07)	54.57	14.74 [6]	136	.47	[7]	1.48	[7]
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73)	(5.66)	(6.39)	50.33	(16.43)	125	.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47

Class 4:
6/30/2023[4,5]	48.72	.30	6.69	6.99	(.16)	(2.89)	(3.05)	52.66	14.55 [6]	1,854	.79	[7]	1.16	[7]
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57)	(5.66)	(6.23)	48.72	(16.70)	1,630	.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15

Refer to the end of the tables for footnotes. American Funds Insurance Series 353

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

International Growth and Income Fund

Class 1:
6/30/2023[4,5]	$8.94	$.17	$.75	$.92	$(.04)	$–	$(.04)	$9.82	10.31%[6]	$16	.55%[7]		.54%[7]		3.48%[7]
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28)	(7.70)	(7.98)	8.94	(15.00)	13	.64		.54		3.29
12/31/2021	19.01	.54	.53	1.07	(.46)	–	(.46)	19.62	5.64	30	.67		.67		2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	–	(.29)	19.01	6.24	1,120	.68		.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	–	(.43)	15.35	(11.00)	1,034	.65		.65		2.62

Class 1A:
6/30/2023[4,5]	8.70	.15	.74	.89	(.04)	–	(.04)	9.55	10.21 [6]	6	.80	[7]	.79	[7]	3.18	[7]
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29)	(7.70)	(7.99)	8.70	(15.31)	5	.88		.79		3.15
12/31/2021	18.97	.50	.52	1.02	(.60)	–	(.60)	19.39	5.39	6	.94		.92		2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	–	(.25)	18.97	5.98	3	.93		.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	–	(.39)	15.33	(11.24)	2	.90		.90		2.35

Class 2:
6/30/2023[4,5]	8.70	.14	.75	.89	(.04)	–	(.04)	9.55	10.20 [6]	165	.80	[7]	.79	[7]	3.13	[7]
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29)	(7.70)	(7.99)	8.70	(15.25)	162	.88		.78		3.24
12/31/2021	18.95	.48	.53	1.01	(.58)	–	(.58)	19.38	5.37	211	.93		.92		2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	–	(.25)	18.95	6.01	221	.93		.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	–	(.39)	15.30	(11.23)	230	.90		.90		2.38

Class 4:
6/30/2023[4,5]	8.56	.13	.73	.86	(.03)	–	(.03)	9.39	10.10 [6]	135	1.05	[7]	1.04	[7]	2.91	[7]
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26)	(7.70)	(7.96)	8.56	(15.52)	121	1.13		1.04		3.01
12/31/2021	18.82	.44	.51	.95	(.54)	–	(.54)	19.23	5.09	132	1.18		1.17		2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	–	(.21)	18.82	5.73	112	1.18		1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	–	(.36)	15.22	(11.46)	71	1.15		1.15		2.10

Refer to the end of the tables for footnotes. 354 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital Income Builder

Class 1:
6/30/2023[4,5]	$10.99	$.22	$.18	$.40	$(.14)	$–	$(.14)	$11.25	3.67%[6]	$615	.40%[7]		.26%[7]		3.98%[7]
12/31/2022	12.17	.37	(1.21)	(.84)	(.34)	–	(.34)	10.99	(6.90)	586	.44		.26		3.31
12/31/2021	10.87	.37	1.28	1.65	(.35)	–	(.35)	12.17	15.31	563	.53		.27		3.19
12/31/2020	10.73	.31	.15	.46	(.32)	–	(.32)	10.87	4.64	621	.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	–	(.32)	10.73	18.16	533	.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317	.54		.54		3.08

Class 1A:
6/30/2023[4,5]	10.98	.21	.18	.39	(.13)	–	(.13)	11.24	3.54 [6]	10	.65	[7]	.51	[7]	3.72	[7]
12/31/2022	12.15	.34	(1.19)	(.85)	(.32)	–	(.32)	10.98	(7.06)	10	.69		.52		3.06
12/31/2021	10.86	.34	1.27	1.61	(.32)	–	(.32)	12.15	14.95	10	.78		.52		2.94
12/31/2020	10.72	.28	.16	.44	(.30)	–	(.30)	10.86	4.38	6	.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	–	(.30)	10.72	17.90	6	.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2	.79		.79		2.82

Class 2:
6/30/2023[4,5]	10.98	.21	.18	.39	(.13)	–	(.13)	11.24	3.55 [6]	14	.65	[7]	.51	[7]	3.74	[7]
12/31/2022	12.16	.34	(1.20)	(.86)	(.32)	–	(.32)	10.98	(7.13)	13	.69		.51		3.06
12/31/2021	10.87	.34	1.27	1.61	(.32)	–	(.32)	12.16	14.94	13	.78		.52		2.93
12/31/2020	10.72	.29	.16	.45	(.30)	–	(.30)	10.87	4.48	8	.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	–	(.29)	10.72	17.89	6	.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4	.79		.79		2.83

Class 4:
6/30/2023[4,5]	10.96	.19	.19	.38	(.11)	–	(.11)	11.23	3.51 [6]	552	.90	[7]	.76	[7]	3.48	[7]
12/31/2022	12.14	.31	(1.20)	(.89)	(.29)	–	(.29)	10.96	(7.37)	530	.94		.76		2.81
12/31/2021	10.85	.31	1.27	1.58	(.29)	–	(.29)	12.14	14.68	559	1.03		.77		2.69
12/31/2020	10.71	.26	.15	.41	(.27)	–	(.27)	10.85	4.11	462	1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	–	(.27)	10.71	17.62	454	1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04		1.04		2.58

Refer to the end of the tables for footnotes. American Funds Insurance Series 355

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Asset Allocation Fund

Class 1:
6/30/2023[4,5]	$22.20	$.26	$1.29	$1.55	$(.12)	$(.89)	$(1.01)	$22.74	7.07%[6]	$15,366	.30%[7]		2.36%[7]
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51)	(2.65)	(3.16)	22.20	(13.19)	15,138	.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04

Class 1A:
6/30/2023[4,5]	22.10	.24	1.27	1.51	(.11)	(.89)	(1.00)	22.61	6.97 [6]	28	.55	[7]	2.10	[7]
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46)	(2.65)	(3.11)	22.10	(13.43)	27	.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82

Class 2:
6/30/2023[4,5]	21.91	.23	1.26	1.49	(.11)	(.89)	(1.00)	22.40	6.89 [6]	4,262	.55	[7]	2.11	[7]
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45)	(2.65)	(3.10)	21.91	(13.41)	4,228	.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78

Class 3:
6/30/2023[4,5]	22.23	.25	1.28	1.53	(.11)	(.89)	(1.00)	22.76	6.99 [6]	29	.48	[7]	2.18	[7]
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47)	(2.65)	(3.12)	22.23	(13.37)	28	.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85

Class 4:
6/30/2023[4,5]	21.75	.20	1.25	1.45	(.10)	(.89)	(.99)	22.21	6.81 [6]	5,605	.80	[7]	1.86	[7]
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39)	(2.65)	(3.04)	21.75	(13.66)	5,380	.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54

Refer to the end of the tables for footnotes. 356 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American Funds Global Balanced Fund

Class 1:
6/30/2023[4,5]	$12.55	$.19	$.75	$.94	$(.10)	$(1.57)	$(1.67)	$11.82	7.74%[6]	$98	.51%[7]		.50%[7]		2.91%[7]
12/31/2022	14.73	.26	(2.37)	(2.11)	–	(.07)	(.07)	12.55	(14.33)	96	.59		.58		1.99
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120	.73		.73		1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139	.72		.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134	.72		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110	.72		.72		1.82

Class 1A:
6/30/2023[4,5]	12.49	.17	.75	.92	(.09)	(1.57)	(1.66)	11.75	7.65 [6]	2	.76	[7]	.75	[7]	2.67	[7]
12/31/2022	14.70	.22	(2.36)	(2.14)	–	(.07)	(.07)	12.49	(14.56)	3	.84		.84		1.71
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4	.98		.98		1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3	.97		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2	.97		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2	.98		.98		1.44

Class 2:
6/30/2023[4,5]	12.49	.17	.75	.92	(.09)	(1.57)	(1.66)	11.75	7.64 [6]	161	.76	[7]	.75	[7]	2.67	[7]
12/31/2022	14.70	.22	(2.36)	(2.14)	–	(.07)	(.07)	12.49	(14.56)	158	.84		.83		1.73
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208	.98		.98		1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208	.97		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207	.97		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185	.97		.97		1.57

Class 4:
6/30/2023[4,5]	12.32	.15	.75	.90	(.09)	(1.57)	(1.66)	11.56	7.55 [6]	121	1.01	[7]	1.00	[7]	2.43	[7]
12/31/2022	14.53	.19	(2.33)	(2.14)	–	(.07)	(.07)	12.32	(14.73)	111	1.09		1.08		1.49
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23		1.23		.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22		1.22		1.34

Refer to the end of the tables for footnotes. American Funds Insurance Series 357

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

The Bond Fund of America

Class 1:
6/30/2023[4,5]	$9.41	$.18	$(.03)	$.15	$(.06)	$–	$(.06)	$9.50	1.55%[6]	$6,603	.39%[7]		.20%[7]		3.85%[7]
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32)	(.12)	(.44)	9.41	(12.26)	6,370	.39		.20		3.09
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39		.26		1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	–	(.31)	11.17	9.70	6,481	.39		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962	.38		.38		2.70

Class 1A:
6/30/2023[4,5]	9.35	.17	(.04)	.13	(.05)	–	(.05)	9.43	1.42 [6]	236	.64	[7]	.45	[7]	3.60	[7]
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31)	(.12)	(.43)	9.35	(12.49)	220	.64		.45		3.15
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64		.51		1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	–	(.30)	11.13	9.36	7	.64		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3	.63		.63		2.50

Class 2:
6/30/2023[4,5]	9.27	.17	(.03)	.14	(.05)	–	(.05)	9.36	1.53 [6]	2,848	.64	[7]	.45	[7]	3.59	[7]
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29)	(.12)	(.41)	9.27	(12.58)	2,844	.64		.45		2.84
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64		.52		1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	–	(.29)	11.02	9.36	3,561	.64		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524	.63		.63		2.45

Class 4:
6/30/2023[4,5]	9.23	.16	(.03)	.13	(.05)	–	(.05)	9.31	1.40 [6]	853	.89	[7]	.70	[7]	3.35	[7]
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27)	(.12)	(.39)	9.23	(12.75)	787	.89		.70		2.61
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89		.76		1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	–	(.27)	11.00	9.08	502	.89		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366	.88		.88		2.22

Refer to the end of the tables for footnotes. 358 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Bond Fund

Class 1:
6/30/2023[4,5]	$9.55	$.15	$– [8]	$.15	$–	$–	$–	$9.70	1.57%[6]	$653	.48%[7]		.48%[7]		3.11%[7]
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03)	(.16)	(.19)	9.55	(17.43)	663	.51		.48		2.43
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988	.60		.50		2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219	.59		.52		2.08
12/31/2019	11.42	.31	.61	.92	(.22)	–	(.22)	12.12	8.08	1,077	.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015	.57		.57		2.56

Class 1A:
6/30/2023[4,5]	9.50	.14	– [8]	.14	–	–	–	9.64	1.47 [6]	1	.72	[7]	.72	[7]	2.86	[7]
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02)	(.16)	(.18)	9.50	(17.69)	1	.76		.73		2.19
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1	.85		.75		1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1	.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	–	(.19)	12.10	7.75	1	.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1	.82		.82		2.36

Class 2:
6/30/2023[4,5]	9.45	.14	– [8]	.14	–	–	–	9.59	1.48 [6]	751	.73	[7]	.73	[7]	2.86	[7]
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02)	(.16)	(.18)	9.45	(17.70)	765	.76		.73		2.18
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030	.85		.75		1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058	.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	–	(.19)	12.03	7.77	1,002	.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032	.82		.82		2.32

Class 4:
6/30/2023[4,5]	9.33	.12	– [8]	.12	–	–	–	9.45	1.29 [6]	54	.98	[7]	.98	[7]	2.61	[7]
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02)	(.16)	(.18)	9.33	(17.84)	53	1.01		.98		1.94
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10		1.00		1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	–	(.16)	11.92	7.54	49	1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40	1.07		1.07		2.09

Refer to the end of the tables for footnotes. American Funds Insurance Series 359

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American High-Income Trust

Class 1:
6/30/2023[4,5]	$8.53	$.29	$.08	$.37	$(.10)	$–	$(.10)	$8.80	4.37%[6]	$217	.44%[7]		.30%[7]		6.74%[7]
12/31/2022	10.19	.56	(1.47)	(.91)	(.75)	–	(.75)	8.53	(9.01)	224	.47		.32		5.95
12/31/2021	9.80	.51	.34	.85	(.46)	–	(.46)	10.19	8.74	278	.53		.37		4.95
12/31/2020	9.87	.61	.17	.78	(.85)	–	(.85)	9.80	8.21	123	.52		.52		6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	–	(.66)	9.87	12.85	525	.51		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	–	(.65)	9.34	(2.15)	501	.50		.50		6.32

Class 1A:
6/30/2023[4,5]	8.51	.28	.08	.36	(.10)	–	(.10)	8.77	4.36 [6]	2	.69	[7]	.55	[7]	6.51	[7]
12/31/2022	10.16	.53	(1.46)	(.93)	(.72)	–	(.72)	8.51	(9.29)	1	.72		.57		5.70
12/31/2021	9.78	.49	.33	.82	(.44)	–	(.44)	10.16	8.42	1	.78		.64		4.75
12/31/2020	9.86	.56	.20	.76	(.84)	–	(.84)	9.78	7.94	1	.78		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	–	(.63)	9.86	12.61	1	.75		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	–	(.63)	9.33	(2.35)	1	.75		.75		6.11

Class 2:
6/30/2023[4,5]	8.35	.28	.07	.35	(.10)	–	(.10)	8.60	4.30 [6]	522	.69	[7]	.55	[7]	6.49	[7]
12/31/2022	9.98	.52	(1.43)	(.91)	(.72)	–	(.72)	8.35	(9.26)	521	.72		.57		5.68
12/31/2021	9.61	.48	.33	.81	(.44)	–	(.44)	9.98	8.42	673	.78		.65		4.80
12/31/2020	9.70	.55	.19	.74	(.83)	–	(.83)	9.61	7.94	665	.78		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	–	(.63)	9.70	12.55	667	.76		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	–	(.62)	9.19	(2.34)	661	.75		.75		6.07

Class 3:
6/30/2023[4,5]	8.58	.29	.08	.37	(.10)	–	(.10)	8.85	4.43 [6]	8	.62	[7]	.48	[7]	6.56	[7]
12/31/2022	10.24	.54	(1.47)	(.93)	(.73)	–	(.73)	8.58	(9.25)	9	.65		.50		5.76
12/31/2021	9.84	.50	.34	.84	(.44)	–	(.44)	10.24	8.60	10	.71		.58		4.86
12/31/2020	9.92	.57	.19	.76	(.84)	–	(.84)	9.84	7.93	10	.71		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	–	(.64)	9.92	12.70	10	.69		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	–	(.63)	9.38	(2.33)	10	.68		.68		6.14

Class 4:
6/30/2023[4,5]	9.26	.29	.08	.37	(.09)	–	(.09)	9.54	4.16 [6]	91	.94	[7]	.80	[7]	6.24	[7]
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70)	–	(.70)	9.26	(9.53)	77	.97		.82		5.44
12/31/2021	10.54	.50	.36	.86	(.41)	–	(.41)	10.99	8.18	90	1.03		.89		4.52
12/31/2020	10.56	.57	.22	.79	(.81)	–	(.81)	10.54	7.74	69	1.03		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	–	(.61)	10.56	12.27	63	1.01		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	–	(.59)	9.96	(2.64)	31	1.00		1.00		5.83

Refer to the end of the tables for footnotes. 360 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

American Funds Mortgage Fund

Class 1:
6/30/2023[4,5]	$9.45	$.22	$(.13)	$.09	$(.05)	$–	$(.05)	$9.49	.97%[6]	$16		.36%[7]		.24%[7]		4.53%[7]
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15)	–	(.15)	9.45	(9.76)	1		.45		.25		.70
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231		.49		.29		.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224		.48		.36		.93
12/31/2019	10.30	.24	.30	.54	(.28)	–	(.28)	10.56	5.30	210		.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	–	(.23)	10.30	.58	209		.48		.48		1.97

Class 1A:
6/30/2023[4,5]	9.34	.19	(.11)	.08	(.05)	–	(.05)	9.37	.83 [6]	2.60	[7]			.48	[7]	4.05	[7]
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20)	–	(.20)	9.34	(10.03)	2		.69		.54		1.91
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2		.74		.54		.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1		.73		.59		.61
12/31/2019	10.28	.22	.30	.52	(.25)	–	(.25)	10.55	5.09	1		.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	–	(.22)	10.28	.36	1		.73		.73		1.77

Class 2:
6/30/2023[4,5]	9.36	.19	(.11)	.08	(.05)	–	(.05)	9.39	.83 [6]	44		.60	[7]	.48	[7]	4.04	[7]
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20)	–	(.20)	9.36	(9.94)	46		.69		.54		1.87
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58		.74		.54		.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58		.73		.60		.68
12/31/2019	10.28	.21	.31	.52	(.26)	–	(.26)	10.54	5.04	56		.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	–	(.20)	10.28	.32	57		.73		.73		1.72

Class 4:
6/30/2023[4,5]	9.25	.18	(.11)	.07	(.05)	–	(.05)	9.27	.70 [6]	43		.85	[7]	.73	[7]	3.80	[7]
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18)	–	(.18)	9.25	(10.16)	40		.94		.79		1.66
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43		.99		.79		.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37		.98		.85		.41
12/31/2019	10.19	.18	.31	.49	(.24)	–	(.24)	10.44	4.80	28		.97		.97		1.71
12/31/2018	10.38	.15	(.15)	— [8]	(.19)	–	(.19)	10.19	.07	24		.98		.98		1.49

Refer to the end of the tables for footnotes. American Funds Insurance Series 361

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2023[4,5]	$11.35	$.26	$–	[8]	$.26	$(.08)	$–	$(.08)	$11.53	2.29%[6]	$40		.29%[7]		4.53%[7]
12/31/2022	11.27	.17	(.01)		.16	(.08)	–	(.08)	11.35	1.42	51		.32		1.48
12/31/2021	11.31	(.03)	(.01)		(.04)	–	–	–	11.27	(.35)	37		.37		(.28)
12/31/2020	11.30	.02	.02		.04	(.03)	–	(.03)	11.31	.34	44		.37		.16
12/31/2019	11.31	.22	–	[8]	.22	(.23)	–	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	–	[8]	.18	(.16)	–	(.16)	11.31	1.58	37		.35		1.60

Class 1A:
6/30/2023[4,5]	11.35	.25	–	[8]	.25	(.08)	–	(.08)	11.52	2.21 [6]	–	[10]	.51	[7]	4.43 [7]
12/31/2022	11.28	.16	(.01)		.15	(.08)	–	(.08)	11.35	1.32	–	[10]	.31		1.40
12/31/2021	11.31	(.03)	–	[8]	(.03)	–	–	–	11.28	(.27)	–	[10]	.36		(.28)
12/31/2020	11.30	.03	.01		.04	(.03)	–	(.03)	11.31	.32	–	[10]	.35		.26
12/31/2019	11.31	.22	–	[8]	.22	(.23)	–	(.23)	11.30	1.92	–	[10]	.37		1.90
12/31/2018	11.29	.18	–	[8]	.18	(.16)	–	(.16)	11.31	1.58	–	[10]	.35		1.60

Class 2:
6/30/2023[4,5]	11.00	.24	–	[8]	.24	(.08)	–	(.08)	11.16	2.14 [6]	287		.54	[7]	4.28 [7]
12/31/2022	10.93	.13	–	[8]	.13	(.06)	–	(.06)	11.00	1.17	297		.57		1.23
12/31/2021	10.99	(.06)	–	[8]	(.06)	–	–	–	10.93	(.55)	245		.62		(.53)
12/31/2020	11.01	– [8]	–	[8]	– [8]	(.02)	–	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	–	[8]	.18	(.20)	–	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	–	[8]	.15	(.13)	–	(.13)	11.03	1.36	247		.60		1.34

Class 3:
6/30/2023[4,5]	11.14	.24	.01		.25	(.08)	–	(.08)	11.31	2.22 [6]	4.47	[7]			4.35 [7]
12/31/2022	11.07	.13	–	[8]	.13	(.06)	–	(.06)	11.14	1.19	4		.50		1.19
12/31/2021	11.12	(.05)	–	[8]	(.05)	–	–	–	11.07	(.45)	5		.55		(.46)
12/31/2020	11.13	– [8]	.02		.02	(.03)	–	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	–	[8]	.20	(.21)	–	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	–	(.13)	11.14	1.38	4		.53		1.42

Class 4:
6/30/2023[4,5]	11.05	.22	.01		.23	(.07)	–	(.07)	11.21	2.07 [6]	62		.79	[7]	4.02 [7]
12/31/2022	11.00	.12	(.03)		.09	(.04)	–	(.04)	11.05	.83	80		.82		1.05
12/31/2021	11.08	(.09)	.01		(.08)	–	–	–	11.00	(.72)	46		.87		(.79)
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	–	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	–	[8]	.16	(.18)	–	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	–	(.11)	11.15	1.14	18		.86		1.11

Refer to the end of the tables for footnotes. 362 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

U.S. Government Securities Fund

Class 1:
6/30/2023[4,5]	$9.99	$.19	$(.15)	$.04	$(.06)	$–	$(.06)	$9.97	.38%[6]	$248	.33%[7]		.21%[7]		3.70%[7]
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44)	–	(.44)	9.99	(10.75)	242	.36		.22		2.90
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522	.39		.29		1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429	.38		.38		1.21
12/31/2019	11.94	.25	.43	.68	(.28)	–	(.28)	12.34	5.69	1,418	.37		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	–	(.25)	11.94	.91	1,445	.36		.36		2.02

Class 1A:
6/30/2023[4,5]	9.96	.17	(.14)	.03	(.06)	–	(.06)	9.93	.15 [6]	5	.58	[7]	.46	[7]	3.47	[7]
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41)	–	(.41)	9.96	(10.93)	4	.60		.47		2.70
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5	.64		.53		1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4	.64		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	–	(.26)	12.32	5.42	2	.62		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	–	(.23)	11.93	.70	1	.61		.61		1.82

Class 2:
6/30/2023[4,5]	9.87	.17	(.15)	.02	(.05)	–	(.05)	9.84	.14 [6]	1,059	.58	[7]	.46	[7]	3.45	[7]
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41)	–	(.41)	9.87	(10.95)	1,059	.61		.47		2.69
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391	.64		.54		1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439	.64		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	–	(.25)	12.21	5.31	1,343	.62		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	–	(.21)	11.82	.73	1,323	.61		.61		1.77

Class 3:
6/30/2023[4,5]	10.02	.18	(.15)	.03	(.06)	–	(.06)	9.99	.25 [6]	6	.51	[7]	.39	[7]	3.52	[7]
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41)	–	(.41)	10.02	(10.90)	6	.54		.40		2.76
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9	.57		.47		1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10	.57		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	–	(.26)	12.37	5.49	9	.55		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	–	(.22)	11.97	.71	9	.54		.54		1.84

Class 4:
6/30/2023[4,5]	9.86	.16	(.15)	.01	(.05)	–	(.05)	9.82	.10 [6]	186	.83	[7]	.71	[7]	3.20	[7]
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38)	–	(.38)	9.86	(11.19)	190	.85		.72		2.45
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238	.89		.79		.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272	.89		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	–	(.23)	12.22	5.14	124	.87		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	–	(.20)	11.84	.50	91	.86		.86		1.53

Refer to the end of the tables for footnotes. American Funds Insurance Series 363

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[11]		Ratio of expenses to average net assets after waivers/ reimbursements[2,11]		Net effective expense ratio[2,5,12]		Ratio of net income to average net assets[2]

Managed Risk Growth Fund

Class P1:
6/30/2023[4,5]	$11.37	$.01		$1.44	$1.45	$(.08)	$(2.72)	$(2.80)	$10.02	14.20%[6]	$11		.42%[7]		.37%[7]		.71%[7]		.25%[7]
12/31/2022	18.53	.06		(4.46)	(4.40)	(.22)	(2.54)	(2.76)	11.37	(24.62)	9		.41		.36		.69		.47
12/31/2021	17.25	.04		2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13		.41		.36		.69		.19
12/31/2020	13.78	.07		4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11		.42		.37		.72		.49
12/31/2019	12.30	.15		2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11		(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[13]	3		.42	[13]	.37	[13]	.71	[13]	.82	[13]

Class P2:
6/30/2023[4,5]	11.28	–	[8]	1.42	1.42	(.07)	(2.72)	(2.79)	9.91	14.06 [6]	488		.67	[7]	.62	[7]	.96	[7]	(.02)[7]
12/31/2022	18.42	.03		(4.45)	(4.42)	(.18)	(2.54)	(2.72)	11.28	(24.88)	445		.67		.62		.95		.20
12/31/2021	17.11	(.01)		2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584		.67		.62		.95		(.07)
12/31/2020	13.71	.03		4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554		.67		.62		.97		.20
12/31/2019	12.21	.09		2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06		(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46

Managed Risk International Fund

Class P1:
6/30/2023[4,5]	$8.61	$.01		$.41	$.42	$(.15)	$(.64)	$(.79)	$8.24	4.83%[6,13]	$2		.44%[7,13]		.38%[7,13]		.87%[7,13]		.34%[7,13]
12/31/2022	10.55	.15		(1.75)	(1.60)	(.34)	–	(.34)	8.61	(15.27)[13]	2		.44	[13]	.37	[13]	.87	[13]	1.70	[13]
12/31/2021	11.07	.24		(.67)	(.43)	(.09)	–	(.09)	10.55	(3.92)[13]	2		.44	[13]	.36	[13]	.87	[13]	2.12	[13]
12/31/2020	11.01	.08		.22	.30	(.16)	(.08)	(.24)	11.07	3.13 [13]	2		.43	[13]	.35	[13]	.86	[13]	.82	[13]
12/31/2019	9.82	.17		1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [13]	1		.41	[13]	.33	[13]	.84	[13]	1.64	[13]
12/31/2018	11.25	.32		(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[13]	–	[10]	.33	[13]	.28	[13]	.77	[13]	3.02	[13]

Class P2:
6/30/2023[4,5]	8.58	–	[8]	.41	.41	(.14)	(.64)	(.78)	8.21	4.81 [6]	123		.70	[7]	.65	[7]	1.14	[7]	.06	[7]
12/31/2022	10.48	.12		(1.74)	(1.62)	(.28)	–	(.28)	8.58	(15.54)	124		.70		.63		1.13		1.36
12/31/2021	10.99	.20		(.65)	(.45)	(.06)	–	(.06)	10.48	(4.13)	160		.71		.63		1.14		1.79
12/31/2020	10.92	.04		.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168		.71		.63		1.14		.42
12/31/2019	9.76	.13		1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16		(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49

Managed Risk Washington Mutual Investors Fund

Class P1:
6/30/2023[4,5]	$11.24	$.04		$.31	$.35	$(.20)	$(1.49)	$(1.69)	$9.90	3.41%[6,13]	$3		.41%[7,13]		.36%[7,13]		.75%[7,13]		.77%[7,13]
12/31/2022	12.95	.23		(1.38)	(1.15)	(.56)	–	(.56)	11.24	(8.92)[13]	3		.41	[13]	.36	[13]	.75	[13]	1.96	[13]
12/31/2021	11.24	.16		1.79	1.95	(.24)	–	(.24)	12.95	17.46 [13]	2		.41	[13]	.36	[13]	.77	[13]	1.33	[13]
12/31/2020	12.01	.18		(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)[13]	2		.40	[13]	.35	[13]	.76	[13]	1.66	[13]
12/31/2019	11.28	.25		1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [13]	1		.38	[13]	.33	[13]	.74	[13]	2.14	[13]
12/31/2018	13.04	.40		(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[13]	–	[10]	.33	[13]	.28	[13]	.67	[13]	3.21	[13]

Class P2:
6/30/2023[4,5]	11.18	.03		.31	.34	(.20)	(1.49)	(1.69)	9.83	3.29 [6]	320		.67	[7]	.62	[7]	1.01	[7]	.50	[7]
12/31/2022	12.88	.19		(1.37)	(1.18)	(.52)	–	(.52)	11.18	(9.16)	321		.67		.62		1.01		1.62
12/31/2021	11.18	.11		1.79	1.90	(.20)	–	(.20)	12.88	17.11	371		.68		.62		1.03		.91
12/31/2020	11.91	.13		(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355		.68		.63		1.04		1.18
12/31/2019	11.21	.18		1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19		(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49

Refer to the end of the tables for footnotes. 364 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[11]		Ratio of expenses to average net assets after waivers/ reimbursements[2,11]		Net effective expense ratio[2,5,12]		Ratio of net income to average net assets[2]

Managed Risk Growth-Income Fund

Class P1:
6/30/2023[4,5]	$12.51	$.04	$1.00	$1.04	$(.18)	$(1.62)	$(1.80)	$11.75	8.67%[6]	$1,897	.41%[7]		.36%[7]		.66%[7]		.58%[7]
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30)	(.31)	(.61)	12.51	(16.74)	1,833	.41		.36		.65		1.33
12/31/2021	14.01	.14	1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328	.41		.36		.66		.96
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41		.36		.66		1.24
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)

Class P2:
6/30/2023[4,5]	12.44	.02	.99	1.01	(.17)	(1.62)	(1.79)	11.66	8.50 [6]	276	.66	[7]	.61	[7]	.91	[7]	.33 [7]
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26)	(.31)	(.57)	12.44	(16.93)	268	.66		.61		.90		1.10
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66		.61		.91		.70
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25

Managed Risk Asset Allocation Fund

Class P1:
6/30/2023[4,5]	$12.43	$.05	$.47	$.52	$(.21)	$(1.45)	$(1.66)	$11.29	4.40%[6]	$8	.41%[7]		.36%[7]		.65%[7]		.86%[7]
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32)	(.48)	(.80)	12.43	(13.75)	7	.41		.36		.64		1.80
12/31/2021	13.84	.21	1.55	1.76	(.27)	–	(.27)	15.33	12.82	7	.41		.36		.66		1.43
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41		.36		.66		1.91
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67

Class P2:
6/30/2023[4,5]	12.09	.03	.47	.50	(.21)	(1.45)	(1.66)	10.93	4.32 [6]	2,139	.66	[7]	.61	[7]	.90	[7]	.55 [7]
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29)	(.48)	(.77)	12.09	(13.97)	2,182	.66		.61		.89		1.40
12/31/2021	13.45	.15	1.53	1.68	(.20)	–	(.20)	14.93	12.50	2,812	.66		.61		.91		1.03
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27

Refer to the end of the tables for footnotes. American Funds Insurance Series 365

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[14,15]	Six months ended	Year ended December 31,
	June 30, 2023[4,5,6]	2022	2021	2020	2019	2018
Capital Income Builder	34%	48%	60%	110%	44%	42%
Asset Allocation Fund	16	42	45	49	47	34
American Funds Global Balanced Fund	22	111	36	68	60	30
The Bond Fund of America	80	77	87	72	146	98
Capital World Bond Fund	65	114	64	88	110	78
American Funds Mortgage Fund	55	56	38	123	84	60
U.S. Government Securities Fund	64	77	126	112	103	76

Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[14,15]	Six months ended June 30, 2023[4,5,6]	Year ended December 31,
		2022	2021	2020	2019	2018
Global Growth Fund	10%	29%	18%	17%	14%	25%
Global Small Capitalization Fund	15	40	29	38	50	43
Growth Fund	13	29	25	32	21	35
International Fund	11	42	44	40	32	29
New World Fund	18	40	43	70	38	58
Washington Mutual Investors Fund	17	30	90	40	37	49
Capital World Growth and Income Fund	16	42	85	36	29	49
Growth-Income Fund	15	25	24	33	27	39
International Growth and Income Fund	17	48	41	56	28	38
Capital Income Builder	76	126	93	184	72	98
Asset Allocation Fund	59	118	124	145	79	86
American Funds Global Balanced Fund	39	126	39	86	74	51
The Bond Fund of America	267	415	456	461	373	514
Capital World Bond Fund	130	188	91	145	159	125
American High-Income Trust	20	34	56	78	58	67
American Funds Mortgage Fund	549	1141	975	1143	350	811
Ultra-Short Bond Fund	– [16]	– [16]	– [16]	– [16]	– [16]	– [16]
U.S. Government Securities Fund	376	695	433	867	277	446
Managed Risk Growth Fund	33	97	32	80	10	7
Managed Risk International Fund	14	82	24	71	8	8
Managed Risk Washington Mutual Investors Fund	14	70	16	101	13	11
Managed Risk Growth-Income Fund	17	67	13	38	6	14
Managed Risk Asset Allocation Fund	10	48	5	30	8	12

[1]	Based on average shares outstanding.
[2]

This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Amount less than $1 million.
[11]	This column does not include expenses of the underlying funds in which each fund invests.
[12]

This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.

[13]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[14]	Refer to Note 5 for further information on mortgage dollar rolls.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[16]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements. 366 American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2023, through June 30, 2023).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	367

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period	[1]	Annualized expense ratio

Global Growth Fund

Class 1 - actual return	$1,000.00	$1,153.68	$2.19		.41%

Class 1 - assumed 5% return	1,000.00	1,022.76	2.06		.41

Class 1A - actual return	1,000.00	1,152.25	3.52		.66

Class 1A - assumed 5% return	1,000.00	1,021.52	3.31		.66

Class 2 - actual return	1,000.00	1,152.52	3.52		.66

Class 2 - assumed 5% return	1,000.00	1,021.52	3.31		.66

Class 4 - actual return	1,000.00	1,150.85	4.85		.91

Class 4 - assumed 5% return	1,000.00	1,020.28	4.56		.91

Global Small Capitalization Fund

Class 1 - actual return	$1,000.00	$1,115.57	$3.41		.65%

Class 1 - assumed 5% return	1,000.00	1,021.57	3.26		.65

Class 1A - actual return	1,000.00	1,114.26	4.67		.89

Class 1A - assumed 5% return	1,000.00	1,020.38	4.46		.89

Class 2 - actual return	1,000.00	1,114.24	4.72		.90

Class 2 - assumed 5% return	1,000.00	1,020.33	4.51		.90

Class 4 - actual return	1,000.00	1,112.00	6.02		1.15

Class 4 - assumed 5% return	1,000.00	1,019.09	5.76		1.15

Growth Fund

Class 1 - actual return	$1,000.00	$1,250.20	$1.95		.35%

Class 1 - assumed 5% return	1,000.00	1,023.06	1.76		.35

Class 1A - actual return	1,000.00	1,248.60	3.35		.60

Class 1A - assumed 5% return	1,000.00	1,021.82	3.01		.60

Class 2 - actual return	1,000.00	1,248.73	3.35		.60

Class 2 - assumed 5% return	1,000.00	1,021.82	3.01		.60

Class 3 - actual return	1,000.00	1,249.10	2.96		.53

Class 3 - assumed 5% return	1,000.00	1,022.17	2.66		.53

Class 4 - actual return	1,000.00	1,247.16	4.74		.85

Class 4 - assumed 5% return	1,000.00	1,020.58	4.26		.85

International Fund

Class 1 - actual return	$1,000.00	$1,124.89	$2.79		.53%

Class 1 - assumed 5% return	1,000.00	1,022.17	2.66		.53

Class 1A - actual return	1,000.00	1,123.80	4.11		.78

Class 1A - assumed 5% return	1,000.00	1,020.93	3.91		.78

Class 2 - actual return	1,000.00	1,123.78	4.11		.78

Class 2 - assumed 5% return	1,000.00	1,020.93	3.91		.78

Class 3 - actual return	1,000.00	1,124.24	3.74		.71

Class 3 - assumed 5% return	1,000.00	1,021.27	3.56		.71

Class 4 - actual return	1,000.00	1,122.66	5.42		1.03

Class 4 - assumed 5% return	1,000.00	1,019.69	5.16		1.03

New World Fund

Class 1 - actual return	$1,000.00	$1,119.70	$3.00		.57%

Class 1 - assumed 5% return	1,000.00	1,021.97	2.86		.57

Class 1A - actual return	1,000.00	1,118.48	4.31		.82

Class 1A - assumed 5% return	1,000.00	1,020.73	4.11		.82

Class 2 - actual return	1,000.00	1,118.50	4.31		.82

Class 2 - assumed 5% return	1,000.00	1,020.73	4.11		.82

Class 4 - actual return	1,000.00	1,117.23	5.62		1.07

Class 4 - assumed 5% return	1,000.00	1,019.49	5.36		1.07

Refer to the end of the tables for footnotes.

368 American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period	[1]	Annualized expense ratio

Washington Mutual Investors Fund

Class 1 - actual return	$1,000.00	$1,078.89	$1.39		.27%

Class 1 - assumed 5% return	1,000.00	1,023.46	1.35		.27

Class 1A - actual return	1,000.00	1,077.12	2.68		.52

Class 1A - assumed 5% return	1,000.00	1,022.22	2.61		.52

Class 2 - actual return	1,000.00	1,076.67	2.68		.52

Class 2 - assumed 5% return	1,000.00	1,022.22	2.61		.52

Class 4 - actual return	1,000.00	1,075.41	3.96		.77

Class 4 - assumed 5% return	1,000.00	1,020.98	3.86		.77

Capital World Growth and Income Fund

Class 1 - actual return	$1,000.00	$1,125.39	$2.16		.41%

Class 1 - assumed 5% return	1,000.00	1,022.76	2.06		.41

Class 1A - actual return	1,000.00	1,123.88	3.48		.66

Class 1A - assumed 5% return	1,000.00	1,021.52	3.31		.66

Class 2 - actual return	1,000.00	1,124.39	3.48		.66

Class 2 - assumed 5% return	1,000.00	1,021.52	3.31		.66

Class 4 - actual return	1,000.00	1,122.77	4.79		.91

Class 4 - assumed 5% return	1,000.00	1,020.28	4.56		.91

Growth-Income Fund

Class 1 - actual return	$1,000.00	$1,148.45	$1.54		.29%

Class 1 - assumed 5% return	1,000.00	1,023.36	1.45		.29

Class 1A - actual return	1,000.00	1,146.82	2.87		.54

Class 1A - assumed 5% return	1,000.00	1,022.12	2.71		.54

Class 2 - actual return	1,000.00	1,146.99	2.87		.54

Class 2 - assumed 5% return	1,000.00	1,022.12	2.71		.54

Class 3 - actual return	1,000.00	1,147.39	2.50		.47

Class 3 - assumed 5% return	1,000.00	1,022.46	2.36		.47

Class 4 - actual return	1,000.00	1,145.51	4.20		.79

Class 4 - assumed 5% return	1,000.00	1,020.88	3.96		.79

International Growth and Income Fund

Class 1 - actual return	$1,000.00	$1,103.10	$2.82		.54%

Class 1 - assumed 5% return	1,000.00	1,022.12	2.71		.54

Class 1A - actual return	1,000.00	1,102.10	4.12		.79

Class 1A - assumed 5% return	1,000.00	1,020.88	3.96		.79

Class 2 - actual return	1,000.00	1,102.03	4.12		.79

Class 2 - assumed 5% return	1,000.00	1,020.88	3.96		.79

Class 4 - actual return	1,000.00	1,101.00	5.42		1.04

Class 4 - assumed 5% return	1,000.00	1,019.64	5.21		1.04

Capital Income Builder

Class 1 - actual return	$1,000.00	$1,036.71	$1.31		.26%

Class 1 - assumed 5% return	1,000.00	1,023.51	1.30		.26

Class 1A - actual return	1,000.00	1,035.44	2.57		.51

Class 1A - assumed 5% return	1,000.00	1,022.27	2.56		.51

Class 2 - actual return	1,000.00	1,035.45	2.57		.51

Class 2 - assumed 5% return	1,000.00	1,022.27	2.56		.51

Class 4 - actual return	1,000.00	1,035.14	3.83		.76

Class 4 - assumed 5% return	1,000.00	1,021.03	3.81		.76

Refer to the end of the tables for footnotes.

American Funds Insurance Series 369

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period	[1]	Annualized expense ratio

Asset Allocation Fund

Class 1 - actual return	$1,000.00	$1,070.71	$1.54		.30%

Class 1 - assumed 5% return	1,000.00	1,023.31	1.51		.30

Class 1A - actual return	1,000.00	1,069.70	2.82		.55

Class 1A - assumed 5% return	1,000.00	1,022.07	2.76		.55

Class 2 - actual return	1,000.00	1,068.88	2.82		.55

Class 2 - assumed 5% return	1,000.00	1,022.07	2.76		.55

Class 3 - actual return	1,000.00	1,069.86	2.46		.48

Class 3 - assumed 5% return	1,000.00	1,022.41	2.41		.48

Class 4 - actual return	1,000.00	1,068.06	4.10		.80

Class 4 - assumed 5% return	1,000.00	1,020.83	4.01		.80

American Funds Global Balanced Fund

Class 1 - actual return	$1,000.00	$1,077.39	$2.58		.50%

Class 1 - assumed 5% return	1,000.00	1,022.32	2.51		.50

Class 1A - actual return	1,000.00	1,076.55	3.86		.75

Class 1A - assumed 5% return	1,000.00	1,021.08	3.76		.75

Class 2 - actual return	1,000.00	1,076.41	3.86		.75

Class 2 - assumed 5% return	1,000.00	1,021.08	3.76		.75

Class 4 - actual return	1,000.00	1,075.50	5.15		1.00

Class 4 - assumed 5% return	1,000.00	1,019.84	5.01		1.00

The Bond Fund of America

Class 1 - actual return	$1,000.00	$1,015.54	$1.00		.20%

Class 1 - assumed 5% return	1,000.00	1,023.80	1.00		.20

Class 1A - actual return	1,000.00	1,014.16	2.25		.45

Class 1A - assumed 5% return	1,000.00	1,022.56	2.26		.45

Class 2 - actual return	1,000.00	1,015.34	2.25		.45

Class 2 - assumed 5% return	1,000.00	1,022.56	2.26		.45

Class 4 - actual return	1,000.00	1,013.97	3.50		.70

Class 4 - assumed 5% return	1,000.00	1,021.32	3.51		.70

Capital World Bond Fund

Class 1 - actual return	$1,000.00	$1,015.71	$2.40		.48%

Class 1 - assumed 5% return	1,000.00	1,022.41	2.41		.48

Class 1A - actual return	1,000.00	1,014.74	3.60		.72

Class 1A - assumed 5% return	1,000.00	1,021.22	3.61		.72

Class 2 - actual return	1,000.00	1,014.81	3.65		.73

Class 2 - assumed 5% return	1,000.00	1,021.17	3.66		.73

Class 4 - actual return	1,000.00	1,012.86	4.89		.98

Class 4 - assumed 5% return	1,000.00	1,019.93	4.91		.98

American High-Income Trust

Class 1 - actual return	$1,000.00	$1,043.68	$1.52		.30%

Class 1 - assumed 5% return	1,000.00	1,023.31	1.51		.30

Class 1A - actual return	1,000.00	1,043.59	2.79		.55

Class 1A - assumed 5% return	1,000.00	1,022.07	2.76		.55

Class 2 - actual return	1,000.00	1,043.04	2.79		.55

Class 2 - assumed 5% return	1,000.00	1,022.07	2.76		.55

Class 3 - actual return	1,000.00	1,044.32	2.43		.48

Class 3 - assumed 5% return	1,000.00	1,022.41	2.41		.48

Class 4 - actual return	1,000.00	1,041.64	4.05		.80

Class 4 - assumed 5% return	1,000.00	1,020.83	4.01		.80

Refer to the end of the tables for footnotes.

370 American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period	[1]	Annualized expense ratio

American Funds Mortgage Fund

Class 1 - actual return	$1,000.00	$1,009.75	$1.20		.24%

Class 1 - assumed 5% return	1,000.00	1,023.60	1.20		.24

Class 1A - actual return	1,000.00	1,008.31	2.39		.48

Class 1A - assumed 5% return	1,000.00	1,022.41	2.41		.48

Class 2 - actual return	1,000.00	1,008.29	2.39		.48

Class 2 - assumed 5% return	1,000.00	1,022.41	2.41		.48

Class 4 - actual return	1,000.00	1,006.99	3.63		.73

Class 4 - assumed 5% return	1,000.00	1,021.17	3.66		.73

Ultra-Short Bond Fund

Class 1 - actual return	$1,000.00	$1,022.94	$1.45		.29%

Class 1 - assumed 5% return	1,000.00	1,023.36	1.45		.29

Class 1A - actual return	1,000.00	1,022.11	2.56		.51

Class 1A - assumed 5% return	1,000.00	1,022.27	2.56		.51

Class 2 - actual return	1,000.00	1,021.42	2.71		.54

Class 2 - assumed 5% return	1,000.00	1,022.12	2.71		.54

Class 3 - actual return	1,000.00	1,022.15	2.36		.47

Class 3 - assumed 5% return	1,000.00	1,022.46	2.36		.47

Class 4 - actual return	1,000.00	1,020.73	3.96		.79

Class 4 - assumed 5% return	1,000.00	1,020.88	3.96		.79

U.S. Government Securities Fund

Class 1 - actual return	$1,000.00	$1,003.83	$1.04		.21%

Class 1 - assumed 5% return	1,000.00	1,023.75	1.05		.21

Class 1A - actual return	1,000.00	1,001.45	2.28		.46

Class 1A - assumed 5% return	1,000.00	1,022.51	2.31		.46

Class 2 - actual return	1,000.00	1,001.42	2.28		.46

Class 2 - assumed 5% return	1,000.00	1,022.51	2.31		.46

Class 3 - actual return	1,000.00	1,002.46	1.94		.39

Class 3 - assumed 5% return	1,000.00	1,022.86	1.96		.39

Class 4 - actual return	1,000.00	1,001.02	3.52		.71

Class 4 - assumed 5% return	1,000.00	1,021.27	3.56		.71

Refer to the end of the tables for footnotes.

American Funds Insurance Series 371

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period	[1,2]	Annualized expense ratio [2]	Effective expenses paid during period	[3]	Effective annualized expense ratio [4]

Managed Risk Growth Fund

Class P1 - actual return	$1,000.00	$1,141.96	$1.97		.37%	$3.77		.71%

Class P1 - assumed 5% return	1,000.00	1,022.96	1.86		.37	3.56		.71

Class P2 - actual return	1,000.00	1,140.64	3.29		.62	5.10		.96

Class P2 - assumed 5% return	1,000.00	1,021.72	3.11		.62	4.81		.96

Managed Risk International Fund

Class P1 - actual return	$1,000.00	$1,048.33	$1.93		.38%	$4.42		.87%

Class P1 - assumed 5% return	1,000.00	1,022.91	1.91		.38	4.36		.87

Class P2 - actual return	1,000.00	1,048.12	3.30		.65	5.79		1.14

Class P2 - assumed 5% return	1,000.00	1,021.57	3.26		.65	5.71		1.14

Managed Risk Washington Mutual Investors Fund

Class P1 - actual return	$1,000.00	$1,034.07	$1.82		.36%	$3.78		.75%

Class P1 - assumed 5% return	1,000.00	1,023.01	1.81		.36	3.76		.75

Class P2 - actual return	1,000.00	1,032.90	3.13		.62	5.09		1.01

Class P2 - assumed 5% return	1,000.00	1,021.72	3.11		.62	5.06		1.01

Managed Risk Growth-Income Fund

Class P1 - actual return	$1,000.00	$1,086.65	$1.86		.36%	$3.41		.66%

Class P1 - assumed 5% return	1,000.00	1,023.01	1.81		.36	3.31		.66

Class P2 - actual return	1,000.00	1,084.99	3.15		.61	4.70		.91

Class P2 - assumed 5% return	1,000.00	1,021.77	3.06		.61	4.56		.91

Managed Risk Asset Allocation Fund

Class P1 - actual return	$1,000.00	$1,044.02	$1.82		.36%	$3.29		.65%

Class P1 - assumed 5% return	1,000.00	1,023.01	1.81		.36	3.26		.65

Class P2 - actual return	1,000.00	1,043.19	3.09		.61	4.56		.90

Class P2 - assumed 5% return	1,000.00	1,021.77	3.06		.61	4.51		.90

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

372 American Funds Insurance Series

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee for certain funds.

American Funds Insurance Series	373

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

374	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement – American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2024. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2022. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	375

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

376 American Funds Insurance Series

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

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378 American Funds Insurance Series

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380 American Funds Insurance Series

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American Funds Insurance Series	383

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606-4637

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

384 American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com/afis.

“American Funds Proxy Voting Procedures and Principles” – which describes how we vote proxies relating to portfolio securities – is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2023, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemTM – has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes

American Funds Insurance Series equity-focused funds have beaten their comparable Lipper indexes in 88% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2023.

[2]

Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth and Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.

[3]

Based on Class 1 share results as of December 31, 2022. Four of our five fixed income American Funds that have been in existence for the three year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	Based on management fees for the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGESRX-998-0823P Printed in USA RCG/PHX/6311-S96296 © 2023 Capital Group. All rights reserved.

Item 2.     Code of Ethics.

Not applicable.

Item 3.     Audit Committee Financial Expert.

Not applicable.

Item 4.     Principal Accountant Fees and Services.

Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

(a) Included in Item 1 to the form.

(b) Not applicable.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule  30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 6, 2023

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 6, 2023